As filed with the Securities and Exchange       Registration No. 333-01107*
Commission on April 14, 2004                    Registration No. 811-2513


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                       POST-EFFECTIVE AMENDMENT NO. 37 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Variable Annuity Account C of ING Life Insurance and Annuity Company

                     ING Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        Depositor's Telephone Number, including Area Code: (860) 723-2239

                         Michael A. Pignatella, Counsel
                     ING Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2004 pursuant to paragraph (b) of Rule 485


*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88720; 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75968, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).

                           VARIABLE ANNUITY ACCOUNT C

                     ING LIFE INSURANCE AND ANNUITY COMPANY

 MAY 1, 2004 SUPPLEMENT TO MAY 1, 2004 PROSPECTUS OR CONTRACT PROSPECTUS SUMMARY

                   LAKE ERIE HEALTH ALLIANCE ("THE ALLIANCE")

Under a signed agreement, The Alliance endorses our variable annuity for sale to its members. We have agreed to compensate The Alliance $7,000 per year in exchange for The Alliance's active and continuous support of the Company in the Company's efforts to develop and administer retirement programs for its members. (See "Other Topics - Third Party Compensation Arrangements" in the prospectus or the Contract Prospectus Summary.)



XCS.01107-04LE                                                          May 2004

                           VARIABLE ANNUITY ACCOUNT C

                     ING LIFE INSURANCE AND ANNUITY COMPANY

 MAY 1, 2004 SUPPLEMENT TO MAY 1, 2004 PROSPECTUS OR CONTRACT PROSPECTUS SUMMARY

                        ST. JOHN'S REGIONAL HEALTH CENTER

The following is a negotiated provision concerning the early withdrawal charge applicable to the St. John's Regional Health Center tax-deferred annuity plan. (See "Fees - Early Withdrawal Charge" in the prospectus or the Contract Prospectus Summary):

You may withdraw up to 10% of your current account each year without incurring an early withdrawal charge. This applies only to the first partial withdrawal in each calendar year. The amount eligible will be determined using the account value on the date we receive the withdrawal request. This provision is available to anyone up to age 70 1/2 (instead of between the ages of 59 1/2 and 70 1/2). Outstanding loan amounts on 403(b) accounts are not included in the account value for the purpose of calculating the eligible partial withdrawal. This provision does not apply to full withdrawals or to partial withdrawals due to loan default.



XCS.01107-04SJ                                                          May 2004

                           VARIABLE ANNUITY ACCOUNT C

                     ING LIFE INSURANCE AND ANNUITY COMPANY

 MAY 1, 2004 SUPPLEMENT TO MAY 1, 2004 PROSPECTUS OR CONTRACT PROSPECTUS SUMMARY

               MAINE ASSOCIATION OF NONPROFITS (THE "ASSOCIATION")


Under a signed agreement, the Association endorses the Company's variable annuity for sale to Association members. The Company has agreed to compensate the Association on an annual basis, the greater of (a) $5,000, or (b) $1.50 per individual who enrolls in an Association members' retirement plan that is funded by the Company's variable annuity. This compensation is in exchange for the Association's active and continuous support of the Company in the Company's efforts to develop and administer retirement programs for the Association's members. (See "Other Topics - Third Party Compensation Arrangements" in the Prospectus or the Contract Prospectus Summary.)



XCS.01107-04ME                                                          May 2004

                        CONTRACT PROSPECTUS - MAY 1, 2004


THE CONTRACTS. The contracts described in this prospectus are group or individual deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

TABLE OF CONTENTS ... PAGE 3

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.


VARIABLE INVESTMENT OPTIONS. Variable investment options available through the contracts are listed on the next page. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section of this prospectus on page 14 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectus for future reference.

FIXED INTEREST OPTIONS.

-    Guaranteed Accumulation Account
-    Fixed Plus Account
-    Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2004, Statement of Additional Information (SAI) without charge by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862 or writing to us at the address referenced under the "Contract Overview Questions: Contacting the Company" section of the prospectus. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov, or by writing to the SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 51 of this prospectus. The SAI is incorporated into this prospectus by reference.


ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

VARIABLE INVESTMENT OPTIONS.

THE FUNDS

AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Core Equity Fund (Series I)
AIM V.I. Growth Fund (Series I)
AIM V.I. Premier Equity Fund (Series I)
American Century(R) Income & Growth Fund
  (Advisor Class)(1)(2)
Calvert Social Balanced Portfolio
EuroPacific Growth Fund(R) (Class R-4)(1)(3)
Evergreen Special Values Fund (Class A)(1)(4)
Fidelity(R) VIP Contrafund(R) Portfolio
  (Initial Class)
Fidelity(R) VIP Equity-Income Portfolio
  (Initial Class)
Fidelity(R) VIP Growth Portfolio (Initial Class)
Fidelity(R) VIP Overseas Portfolio (Initial Class)(5)
Franklin Small Cap Value Securities Fund
  (Class 2)
Hibernia Mid Cap Equity Fund
  (Class A Shares)(1)(3)
ING Aeltus Enhanced Index Portfolio
  (formerly ING DSI Enhanced Index
  Portfolio) (Service Class)
ING Alger Aggressive Growth Portfolio
  (Service Class and Initial Class*)
ING Alger Growth Portfolio
  (Service Class)
ING American Century Small Cap Value Portfolio
  (Service Class)
ING Baron Small Cap Growth Portfolio
  (Service Class)
ING GET U.S. Core Portfolio
ING Goldman Sachs(R) Capital Growth
  Portfolio (Service Class)(6)
ING JPMorgan Fleming International
  Portfolio (Initial Class)
ING JPMorgan Mid Cap Value Portfolio
  (Service Class)
ING Julius Baer Foreign Portfolio
  (Class S)(3)
ING MFS Capital Opportunities Portfolio
  (Initial Class)
ING MFS Global Growth Portfolio
  (Service Class)
ING MFS Total Return Portfolio (Class S)
ING OpCap Balanced Value Portfolio
  (Service Class)
ING PIMCO Total Return Portfolio
  (Service Class)
ING Salomon Brothers Aggressive Growth
  Portfolio (Initial Class)
ING Salomon Brothers Fundamental Value
  Portfolio (Service Class)
ING Salomon Brothers Investors Value
  Portfolio (Service Class)
ING Stock Index Portfolio (Class I)(3)
ING T. Rowe Price Equity Income Portfolio
  (Class S)
ING T. Rowe Price Growth Equity Portfolio
  (Initial Class)
ING UBS U.S. Allocation Portfolio
  (formerly ING UBS Tactical Asset
  Allocation Portfolio) (Service Class)
ING UBS U.S. Large Cap Equity Portfolio
  (formerly ING MFS Research Equity
  Portfolio) (Initial Class)
ING Van Kampen Comstock Portfolio
  (Service Class)
ING VP Balanced Portfolio, Inc. (Class I)(7)
ING VP Bond Portfolio (Class I) (7)
ING VP Financial Services Portfolio (Class I)(3)
ING VP Global Science and Technology
  Portfolio (formerly ING VP Technology
  Portfolio) (Class I)(7)
ING VP Growth and Income Portfolio
  (Class I)(7)
ING VP Growth Portfolio (Class I)(7)
ING VP Index Plus LargeCap Portfolio
  (Class I)(7)
ING VP Index Plus MidCap Portfolio
  (Class I)(7)
ING VP Index Plus SmallCap Portfolio
  (Class I)(7)
ING VP International Equity Portfolio
   (Class I)(7)
ING VP International Value Portfolio
  (Class I)(7)
ING VP MagnaCap Portfolio (Class I)(7)
ING VP MidCap Opportunities Portfolio
  (Class I)(8)
ING VP Money Market Portfolio (Class I)(6)
ING VP Natural Resources Trust(4)
ING VP Real Estate Portfolio (Class I)(3)
ING VP Small Company Portfolio (Class I)(7)
ING VP SmallCap Opportunities Portfolio
  (Class I)(7)
ING VP Strategic Allocation Balanced Portfolio
  (Class I)(7)
ING VP Strategic Allocation Growth Portfolio
  (Class I)(7)
ING VP Strategic Allocation Income
  Portfolio (Class I)(7)
ING VP Value Opportunity Portfolio (Class I)(7)
Janus Aspen Balanced Portfolio
  (Institutional Shares)
Janus Aspen Capital Appreciation Portfolio
  (Service Shares)
Janus Aspen Flexible Income Portfolio
  (Institutional Shares)
Janus Aspen Growth Portfolio
  (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio
  (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio
  (Institutional Shares)
Janus Twenty Fund(1)(2)
Lord Abbett Series Fund - Growth and Income
  Portfolio (Class VC)
Lord Abbett Series Fund - Mid-Cap Value
Portfolio (Class VC)
New Perspective Fund(R) (Class R-4)(1)(3)
Oppenheimer Developing Markets Fund
   (Class A)(1)(4)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund, Inc.(1)
PIMCO VIT Real Return Portfolio
  (Administrative Class)(3)
Pioneer Equity Income VCT Portfolio
  (Class I)
Pioneer Fund VCT Portfolio (Class I)
Pioneer High Yield VCT Portfolio (Class I)(3)
Pioneer Mid Cap Value VCT Portfolio
  (Class I)
Templeton Global Bond Fund (Class A)(1)(3)
The Growth Fund of America(R) (Class R-4)(1)(3)
Wanger Select(3)
Wanger U.S. Smaller Companies(3)
Washington Mutual Investors Fund(SM)
  (Class R-4)(1)(3)

 * The Initial Class of ING Alger Aggressive Growth Portfolio is only available to 457(f) plans that have the Initial Class of that portfolio available under their core 401(k) or 457(b) plans.
(1) This fund is available to the general public. See "Additional Risks of Investing in the Funds."
(2)  Only available to plans that were offering this fund prior to May 1, 2002.
(3)  This fund is scheduled to be available on May 10, 2004.
(4)  Effective May 1, 2004 this fund is available to all plans.
(5)  Only available to plans that were offering this fund prior to May 1, 2004.
(6) Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.
(7) Effective May 3, 2004 Class R shares of this fund have been renamed Class I shares.
(8) Effective April 16, 2004 ING VP Growth Opportunities Portfolio - Class R merged into ING VP MidCap Opportunities Portfolio - Class R. Effective
     May 3, 2004 Class R shares of this fund have been renamed Class I shares.

                                TABLE OF CONTENTS


CONTRACT OVERVIEW:                                                                     4
Who's Who
The Contract and Your Retirement Plan
Questions: Contacting the Company (sidebar)
Sending Forms And Written Requests In Good Order (sidebar)
Contract Facts                                                                         5
Contract Phases: Accumulation Phase, The Income Phase                                  5

FEE TABLE                                                                              6
CONDENSED FINANCIAL INFORMATION                                                       14
INVESTMENT OPTIONS                                                                    14
TRANSFERS                                                                             16
CONTRACT PURCHASE AND PARTICIPATION                                                   18
CONTRACT OWNERSHIP AND RIGHTS                                                         20
RIGHT TO CANCEL                                                                       20
FEES                                                                                  21
YOUR ACCOUNT VALUE                                                                    27
WITHDRAWALS                                                                           29
LOANS                                                                                 30
SYSTEMATIC DISTRIBUTION OPTIONS                                                       31
DEATH BENEFIT                                                                         32
THE INCOME PHASE                                                                      34
TAXATION                                                                              38
OTHER TOPICS                                                                          46

The Company - Variable Annuity Account C - Performance Reporting - Voting Rights -
Contract Distribution - Contract Modification - Legal Matters and Proceedings -
Payment Delay or Suspension - Transfer of Ownership; Assignment - Trading-Industry
Developments - Account Termination - Intent to Confirm Quarterly

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                                   51

APPENDIX I - GUARANTEED ACCUMULATION ACCOUNT                                          52
APPENDIX II - FIXED ACCOUNT                                                           54
APPENDIX III - FIXED PLUS ACCOUNT                                                     56
APPENDIX IV - PROJECTED SCHEDULE OF ING GET U.S. CORE PORTFOLIO OFFERINGS             60
APPENDIX V - PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT UNDER AN ANNUITY CONTRACT   61
APPENDIX VI - DESCRIPTION OF UNDERLYING FUNDS                                         62
APPENDIX VII - CONDENSED FINANCIAL INFORMATION                                        78

                               CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional information.

                                   WHO'S WHO

You (the participant)*: The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder*: The person to whom we issue the contract. Generally, the plan sponsor or a trust.

We (the Company): ING Life Insurance and Annuity Company. We issue the contract.

For greater detail, please review "Contract Ownership and Rights" and "Contract Purchase and Participation."

* Certain contracts are purchased by and issued directly to persons participating in certain plans. The words "you" and "participant" apply to these individuals, except that these individuals have all rights under the contract. The word "contract holder" also applies to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

THE CONTRACT AND YOUR RETIREMENT PLAN

RETIREMENT PLAN (PLAN): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

PLAN TYPE: We refer to the plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under Tax Code section 457. To learn which code section applies to your plan, contact your plan sponsor, your local representative or the Company.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), 403(a), 403(b), or 457 plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase and Participation."

CONTRACT RIGHTS: Rights under the contract and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

[SIDENOTE]


QUESTIONS: CONTACTING THE COMPANY. Contact your local representative or write or call the Company:

ING
USFS Customer Service
Defined Contribution
Administration, TS21
151 Farmington Avenue
Hartford, CT 06156-1277

1-800-262-3862

(1-800-462-4458 for participants in contracts issued to the Macomb County plan.)

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order."

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

                                 CONTRACT FACTS

FREE LOOK/RIGHT TO CANCEL: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans or in some plans under 401(a)/401(k) or 403(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See "Right to Cancel."

DEATH BENEFIT: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend upon the payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See "Withdrawals" and "Taxation."

SYSTEMATIC DISTRIBUTION OPTIONS: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES: Certain fees are deducted from your account value. See "Fee Table" and "Fees."

TAXATION: Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

                                 CONTRACT PHASES

I. THE ACCUMULATION PHASE (accumulating retirement benefits)

STEP 1: You or the contract holder provide ING Life Insurance and Annuity Company with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the following:

(a)  Fixed Interest Option, or
(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

                                   Payments to
                                  Your Account

                                     STEP 1
                         ING Life Insurance and Annuity Company
                            (a)      STEP 2            (b)
                                               Variable Annuity
                           Fixed                   Account C
                         Interest
                          Option              Variable Investment
                                                   Options

                                               THE SUBACCOUNTS

                                              A       B      ETC.
                                                 STEP 3
                                             Mutual   Mutual ETC.
                                             Fund A   Fund B

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

II. THE INCOME PHASE The contract offers several payment options. See "The Income Phase." In general, you may:

-    Receive income phase payments over a lifetime or for a specified period;
- Receive income phase payments monthly, quarterly, semi-annually or annually;
-    Select an option that provides a death benefit to beneficiaries; and
- Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

                                    FEE TABLE


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND WITHDRAWING FROM YOUR CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, WITHDRAW FROM THE CONTRACT, TAKE A LOAN FROM THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. SEE "THE INCOME PHASE" FOR FEES THAT MAY APPLY AFTER YOU BEGIN RECEIVING PAYMENTS UNDER THE CONTRACT.



MAXIMUM CONTRACT HOLDER TRANSACTION EXPENSES
        Early Withdrawal Charge(1)
            (as a percentage of amount withdrawn, if applicable)

            Applicable to contracts other than Texas K-12 contracts          5%
            Applicable to Texas K-12 contracts                               7%

        Loan Interest Rate Spread (per annum)(2)                           3.0%



(1) This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the "Fees" section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See the "Fees" section.
(2) This is the difference between the rate charged and the rate credited on loans under your contract. See "Loans." Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3.0% per annum.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.



                                                  APPLICABLE
                                                 TO CONTRACTS
                                                  OTHER THAN      APPLICABLE TO
                                                  TEXAS K-12        TEXAS K-12
                                                  CONTRACTS(3)      CONTRACTS
                                                ---------------   --------------
MAXIMUM ANNUAL MAINTENANCE FEE                  $         30.00   $         0.00

SEPARATE ACCOUNT ANNUAL EXPENSES
    (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

    MAXIMUM Mortality and Expense Risk Charge              1.50%            1.25%

    MAXIMUM Administrative Expense Charge                  0.25%(4)         0.25%(5)
                                                ---------------   --------------

    ING GET Fund Guarantee Charge(6)                       0.25%            0.25%

    MAXIMUM Total Separate Account Expenses                2.00%            1.75%
                                                ===============   ==============



(3) These fees may be waived, reduced or eliminated in certain circumstances. See "Fees."
(4)  We only impose this charge under some contracts. See "Fees."
(5) We currently do not impose this charge under Texas K-12 contracts; however, we reserve the right to charge up to 0.25% annually.
(6). The ING GET Fund Guarantee Charge is deducted daily during the guarantee period only from amounts allocated to the ING GET U.S. Core Portfolio investment option. See "Investment Options-ING GET U.S. Core Portfolio" and "Fees-ING GET U.S. Core Portfolio Guarantee Charge" for a description of the ING GET Fund guarantee charge.


[SIDE NOTE]

IN THIS SECTION:

-    Maximum Contract Holder Transaction Expenses;
-    Annual Maintenance Fee;
-    Separate Account Annual Expenses;
-    Total Annual Fund Operating Expenses;
-    Fund Expense Table; and
-    Hypothetical Examples.

ALSO SEE THE "FEES" SECTION FOR:

-    Early Withdrawal Charge Schedules;
-    How, When and Why Fees are Deducted;
-    Reduction, Waiver and/or Elimination of Certain Fees; and
-    Premium and Other Taxes.

SEE "THE INCOME PHASE: FOR:

-    Fees during the income phase.

TEXAS K-12 CONTRACTS DEFINED:
Voluntary 403(b) annuity contracts for employees of K-12 public schools in Texas who became participants under the contract on and after June 1, 2002. These contracts meet the requirements established by the Teachers Retirement System of Texas in support of Senate Bill 273.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE MINIMUM AND MAXIMUM EXPENSES LISTED BELOW ARE BASED ON EXPENSES FOR THE FUNDS' MOST RECENT FISCAL YEAR ENDS WITHOUT TAKING INTO ACCOUNT ANY FEE WAIVER OR EXPENSE REIMBURSEMENT ARRANGEMENTS THAT MAY APPLY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                             APPLICABLE TO CONTRACTS OTHER    APPLICABLE TO TEXAS K-12
                                                               THAN TEXAS K-12 CONTRACTS             CONTRACTS
                                                              ---------------------------     ------------------------
                                                                MINIMUM          MAXIMUM       MINIMUM        MAXIMUM
TOTAL ANNUAL FUND OPERATING EXPENSES*

(expenses  that are deducted  from fund assets,  including
management  fees,   distribution  (12b-1)  and/or  service
fees, and other expenses)                                        0.28%            1.81%          0.28%          1.50%


----------

* After taking into account any fee waiver or expense reimbursement arrangements, the minimum and maximum total fund operating expenses would be the same as shown above for contracts other than Texas K-12 Contracts. For Texas K-12 Contracts the minimum and maximum total fund operating expenses after taking into account any contractual fee waiver or expense reimbursement arrangement would be 0.28% and 1.45%, respectively. The fund having the minimum expense percentage is not subject to any contractual fee waiver or expense reimbursement arrangement. The fund having the maximum expense percentage is subject to a contractual fee waiver reimbursement arrangement through April 30, 2005.

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectuses for additional information. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses. The fee and expense information listed below was provided by the funds.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2003. There is no guarantee that actual expenses will be the same as those shown in the table.



                              FUND EXPENSE TABLE(1)



                                                                                         TOTAL                        NET
                                                                                         ANNUAL       FEES AND       ANNUAL
                                                  MANAGEMENT                              FUND        EXPENSES        FUND
                                                  (ADVISORY)     12b-1       OTHER      OPERATING    WAIVED OR      OPERATING
FUND NAME                                            FEES         FEE      EXPENSES     EXPENSES     REIMBURSED     EXPENSES
---------                                            ----         ---      --------     --------     ----------     --------
AIM V.I. Capital Appreciation Fund (Series I)        0.61%         --        0.24%        0.85%          --           0.85%
AIM V.I. Core Equity Fund (Series I)                 0.61%         --        0.20%        0.81%          --           0.81%
AIM V.I. Growth Fund (Series I)(2)                   0.63%         --        0.27%        0.90%          --           0.90%
AIM V.I. Premier Equity Fund (Series I)              0.61%         --        0.24%        0.85%          --           0.85%
American Century(R) Income & Growth Fund
   (Advisor Class)(3)                                0.43%       0.50%       0.01%        0.94%          --           0.94%
Calvert Social Balanced Portfolio (4)                0.70%         --        0.23%        0.93%          --           0.93%
EuroPacific Growth Fund(R) (Class R-4)(5)(6)         0.46%       0.25%       0.25%        0.96%          --           0.96%
Evergreen Special Values Fund (Class A)(7)(8)        0.80%       0.30%       0.28%        1.38%          --           1.38%
Fidelity(R) VIP Contrafund(R) Portfolio (Initial
   Class)                                            0.58%         --        0.09%        0.67%          --           0.67%
Fidelity(R) VIP Equity-Income Portfolio (Initial
   Class)                                            0.48%         --        0.09%        0.57%          --           0.57%
Fidelity(R) VIP Growth Portfolio (Initial Class)     0.58%         --        0.09%        0.67%          --           0.67%
Fidelity(R) VIP Overseas Portfolio (Initial Class)   0.73%         --        0.17%        0.90%          --           0.90%
Franklin Small Cap Value Securities Fund
   (Class 2)(9)                                      0.57%       0.25%       0.19%        1.01%          --           1.01%
Hibernia Mid Cap Equity Fund (Class A
   Shares)(10)                                       0.75%       0.25%       0.55%        1.55%          --           1.55%

ING Aeltus Enhanced Index Portfolio (Service
   Class)(11)                                        0.60%         --        0.45%        1.05%          --           1.05%
ING Alger Aggressive Growth Portfolio (Initial
   Class)(11)                                        0.85%         --        0.20%        1.05%          --           1.05%
ING Alger Aggressive Growth Portfolio (Service
   Class)                                            0.85%         --        0.45%        1.30%          --           1.30%
ING Alger Growth Portfolio (Service Class)           0.80%         --        0.45%        1.25%          --           1.25%
ING American Century Small Cap Value Portfolio
   (Service Class)(11)(12)                           1.00%         --        0.65%        1.65%        0.10%          1.55%
ING Baron Small Cap Growth Portfolio (Service
   Class)(11)(12)                                    0.85%         --        0.65%        1.50%        0.05%          1.45%
ING GET U.S. Core Portfolio(13)(14)(15)              0.60%       0.25%       0.15%        1.00%          --           1.00%
ING Goldman Sachs(R) Capital Growth Portfolio
   (Service Class)(11)                               0.85%         --        0.45%        1.30%          --           1.30%
ING JPMorgan Fleming International Portfolio
   (Initial Class)                                   0.80%         --        0.20%        1.00%          --           1.00%
ING JPMorgan Mid Cap Value Portfolio (Service
   Class)(11)                                        0.75%         --        0.60%        1.35%          --           1.35%
ING Julius Baer Foreign Portfolio (Class S)
   (16)(17)                                          1.00%         --        0.25%        1.25%          --           1.25%
ING MFS Capital Opportunities Portfolio
   (Initial Class)                                   0.65%         --        0.25%        0.90%          --           0.90%
ING MFS Global Growth Portfolio (Service
   Class)(11)                                        0.60%         --        0.85%        1.45%          --           1.45%
ING MFS Total Return Portfolio (Class S)
   (16)(17)(18)(19)                                  0.64%         --        0.26%        0.90%          --           0.90%
ING OpCap Balanced Value Portfolio (Service
   Class)(11)                                        0.80%         --        0.45%        1.25%          --           1.25%
ING PIMCO Total Return Portfolio (Service
   Class)(11)                                        0.50%         --        0.60%        1.10%          --           1.10%
ING Salomon Brothers Aggressive Growth
   Portfolio (Initial Class)                         0.70%         --        0.13%        0.83%          --           0.83%
ING Salomon Brothers Fundamental Value
   Portfolio (Service Class)(11)                     0.90%         --        0.45%        1.35%          --           1.35%
ING Salomon Brothers Investors Value Portfolio
   (Service Class)(11 )                              0.80%         --        0.45%        1.25%          --           1.25%
ING Stock Index Portfolio (Class I) (20)(21)(22)     0.27%         --        0.01%        0.28%          --           0.28%
ING T. Rowe Price Equity Income Portfolio
   (Class S)(16)(17)(19)                             0.68%         --        0.26%        0.94%          --           0.94%
ING T. Rowe Price Growth Equity Portfolio
   (Initial Class)                                   0.60%         --        0.15%        0.75%          --           0.75%
ING UBS U.S. Allocation Portfolio (Service
   Class)(11)(23)                                    0.85%         --        0.45%        1.30%          --           1.30%
ING UBS U.S. Large Cap Equity Portfolio
   (Initial Class)                                   0.70%         --        0.15%        0.85%          --           0.85%
ING Van Kampen Comstock Portfolio (Service
   Class)(11)(12)                                    0.60%         --        0.60%        1.20%        0.07%          1.13%
ING VP Balanced Portfolio, Inc. (Class I)(24)        0.50%         --        0.10%        0.60%          --           0.60%
ING VP Bond Portfolio (Class I)(24)                  0.40%         --        0.10%        0.50%          --           0.50%
ING VP Financial Services Portfolio (Class I)
   (25)(26)(27)                                      0.75%         --        0.15%        0.90%          --           0.90%
ING VP Global Science and Technology Portfolio
   (Class I)(24)(28)                                 0.95%         --        0.15%        1.10%          --           1.10%
ING VP Growth and Income Portfolio (Class I)(24)     0.50%         --        0.10%        0.60%          --           0.60%
ING VP Growth Portfolio (Class I)(24)(28)            0.60%         --        0.11%        0.71%          --           0.71%
ING VP Index Plus LargeCap Portfolio (Class I)
   (24)(28)                                          0.35%         --        0.08%        0.43%          --           0.43%
ING VP Index Plus MidCap Portfolio (Class I)
   (24)(28)                                          0.40%         --        0.10%        0.50%          --           0.50%
ING VP Index Plus SmallCap Portfolio (Class I)
   (24)(28)                                          0.40%         --        0.16%        0.56%          --           0.56%

ING VP International Equity Portfolio (Class I)
   (24)(28)                                          0.85%         --        0.53%        1.38%          --           1.38%
ING VP International Value Portfolio (Class I)
   (25)(26)(27)                                      1.00%         --        0.45%        1.45%          --           1.45%
ING VP MagnaCap Portfolio (Class I)
   (25)(26)(27)(29)                                  0.75%         --        0.39%        1.14%          --           1.14%
ING VP MidCap Opportunities Portfolio (Class I)
   (25)(26)(27)                                      0.75%         --        0.46%        1.21%        0.31%          0.90%
ING VP Money Market Portfolio (Class I)(24)          0.25%         --        0.10%        0.35%          --           0.35%
ING VP Natural Resources Trust (30)(31)              1.00%         --        0.61%        1.61%          --           1.61%
ING VP Real Estate Portfolio (Class I) (25)(26)(27)  0.80%         --        0.45%        1.25%        0.20%          1.05%
ING VP Small Company Portfolio (Class I)
   (24)(28)                                          0.75%         --        0.10%        0.85%          --           0.85%
ING VP SmallCap Opportunities Portfolio (Class I)
   (25)(26)(27)                                      0.75%         --        0.32%        1.07%          --           1.07%
ING VP Strategic Allocation Balanced Portfolio
   (Class I)(24)(28)                                0.60%         --        0.14%        0.74%          --           0.74%
ING VP Strategic Allocation Growth Portfolio
   (Class I)(24)(28)                                0.60%         --        0.15%        0.75%          --           0.75%
ING VP Strategic Allocation Income Portfolio
   (Class I)(24)(28)                                 0.60%         --        0.14%        0.74%          --           0.74%
ING VP Value Opportunity Portfolio (Class I)
   (24)(28)                                          0.60%         --        0.10%        0.70%          --           0.70%
Janus Aspen Balanced Portfolio (Institutional
   Shares)                                           0.65%         --        0.02%        0.67%          --           0.67%
Janus Aspen Capital Appreciation Portfolio
   (Service Shares)                                  0.65%       0.25%       0.03%        0.93%          --           0.93%
Janus Aspen Flexible Income Portfolio
   (Institutional Shares)                            0.60%         --        0.04%        0.64%          --           0.64%
Janus Aspen Growth Portfolio (Institutional
   Shares)                                           0.65%         --        0.02%        0.67%          --           0.67%
Janus Aspen Mid Cap Growth Portfolio
   (Institutional Shares)                            0.65%         --        0.02%        0.67%          --           0.67%
Janus Aspen Worldwide Growth Portfolio
   (Institutional Shares)                            0.65%         --        0.06%        0.71%          --           0.71%
Janus Twenty Fund(32)                                0.65%         --        0.23%        0.88%          --           0.88%
Lord Abbett Series Fund, Inc. - Growth and
   Income Portfolio (Class VC)                       0.50%         --        0.35%        0.85%          --           0.85%
Lord Abbett Series Fund, Inc. - Mid-Cap Value
   Portfolio (Class VC)                              0.75%         --        0.33%        1.08%          --           1.08%
New Perspective Fund(R) (Class R-4)(33)(34)          0.40%       0.25%       0.23%        0.88%          --           0.88%
Oppenheimer Developing Markets Fund (Class A)(35)    0.97%       0.24%       0.60%        1.81%          --           1.81%
Oppenheimer Global Securities Fund/VA                0.63%         --        0.04%        0.67%          --           0.67%
Oppenheimer Strategic Bond Fund/VA                   0.72%         --        0.03%        0.75%          --           0.75%
Pax World Balanced Fund, Inc.                        0.50%       0.25%       0.24%        0.99%          --           0.99%
PIMCO VIT - Real Return Portfolio (36)               0.25%         --        0.41%        0.66%          --           0.66%
Pioneer Equity Income VCT Portfolio (Class I)        0.65%         --        0.13%        0.78%          --           0.78%
Pioneer Fund VCT Portfolio (Class I)                 0.65%         --        0.11%        0.76%          --           0.76%
Pioneer High Yield VCT Portfolio (Class I)           0.65%         --        0.24%        0.89%          --           0.89%
Pioneer Mid Cap Value VCT Portfolio (Class I)        0.65%         --        0.11%        0.76%          --           0.76%
Templeton Global Bond Fund (Class A)(37)             0.48%       0.25%       0.37%        1.10%          --           1.10%
The Growth Fund of America(R) (Class R-4)(38)        0.31%       0.25%       0.18%        0.74%          --           0.74%
Wanger Select                                        0.95%         --        0.20%        1.15%          --           1.15%
Wanger U.S. Smaller Companies                        0.93%         --        0.06%        0.99%          --           0.99%
Washington Mutual Investors Fund(SM)
   (Class R-4)(39)(40)                               0.29%       0.25%       0.20%        0.74%          --           0.74%

FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.
(2) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Total Annual Operating Expenses have been restated to reflect current expenses.
(3) The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund's Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. Other Expenses include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, which were less than 0.005% for the most recent fiscal year ended December 31, 2003.
(4) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fees paid by the Advisor (Calvert Asset Managements Company, Inc.) and the administrative fee paid by the portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.
(5) Annual fund operating expenses shown in the table above are annualized based on the fund's fiscal year ended March 31, 2003. 12b-1 fees may not exceed 0.50% for Class R-4 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
(6) During the start-up period for Class R-4, Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. The reimbursement for Class R-4 shares did not change the net expenses reported in the table above for this share class.
(7) Expense information listed above is for the fiscal year ended July 31, 2003. Expenses shown in the table above do not reflect that the Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in July 2003 in order to limit Total Annual Fund Operating Expenses so that they do not exceed, in the aggregate, 1.36%. The amount waived and/or reimbursed in the latest fiscal year was 0.02%.
(8) The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain other of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.26% for Class A.
(9) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 Rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year. The Fund's manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The reduction for the Fund's last fiscal year end which is not reflected in the table above was 0.02%.
(10) The fees and expenses shown in the table above are based on the fiscal year ended August 31, 2003.
(11) Other Expenses shown in the above table include a Shareholder Services fee of 0.25%.
(12) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the American Century Small Cap Value, the Baron Small Cap Growth, and the Van Kampen Comstock Portfolios so that the Total Net Fund Annual Operating Expenses for these Portfolios shall not exceed 1.55%, 1.45%, and 1.13%, respectively, through April 30, 2005. Without this waiver, the Total Net Fund Annual Operating Expenses would be 1.65% for American Century Small Cap Value, 1.50% for Baron Small Cap Growth and 1.20% for Van Kampen Comstock.
(13) Investments are accepted into the ING GET U.S. Core Portfolio only during the Offering Period. See Appendix IV in the contract prospectus for a listing of Offering and Guarantee Periods for projected ING GET U.S. Core Portfolio offerings.
(14) The table above shows the estimated operating expenses during the Guarantee Period for the Series as a ratio of expenses to average daily net assets. Expenses during the Offering Period are: 0.25% Management (Advisory) Fees; 0.25% 12b-1 Fee; 0.15% Other Expenses; and 0.65% Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses. Pursuant to a Plan of Distribution adopted by the Series under Rule 12b-1 under the 1940 Act, the Series pays ING Funds Distributor, LLC (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of promoting the sale of the Series' shares and providing certain related services. For additional information, please see the Series' SAI.
(15) ING Investments, LLC, the investment adviser to the Series, has entered into an expense limitation contract with the Series under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses, through December 31, 2004. The expense limit for the Series is shown as Net Annual Fund Operating Expenses in the table above. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(16) The table above shows the estimated operating expenses for Class S Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. Other Expenses shown in the table above includes a Shareholder Service Fee of 0.25%.
(17) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.
(18) DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including these waivers, the Total Annual Fund Operating Expenses for the year ended December 31, 2003, would have been 0.90% for ING MFS Total Return Portfolio. This arrangement may be discontinued by DSI at any time.
(19) A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the Total Annual Fund Operating Expenses for the year ended December 31, 2003 would have been 0.89% for ING MFS Total Return Portfolio and 0.93% for ING T. Rowe Price Equity Income Portfolio. This arrangement may be discontinued at any time.
(20) The table above shows the estimated operating expenses for Class I Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any.
(21) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.
(22) Because the Portfolio is new, expenses, shown above, are estimated.
(23) Management/(Advisory) Fees have been restated to reflect a decrease from 0.90% to 0.85% effective May 1, 2004.
(24) The table above shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.
(25) The above table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of the ING VP Financial Services and ING VP Real Estate Portfolios these estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. For the ING VP Financial Services and ING VP Real Estate Portfolios, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, expenses are based on estimated amounts for the current year.
(26) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. For the ING VP Financial Services and ING VP Real Estate Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, Other Expenses are based on estimated amounts for the current fiscal year. For all other Portfolios estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.
(27) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. For each Portfolio except ING VP MidCap Opportunities and ING VP Real Estate Portfolios, the expense limits will continue through at least December 31, 2004. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser which is not reflected in the above table was 0.10% for ING VP Financial Services Portfolio; 0.45% for ING VP International Value Portfolio; 0.24% for ING VP MagnaCap Portfolio; and 0.17% for ING VP SmallCap Opportunities Portfolio. For ING VP MidCap Opportunities and ING VP Real Estate Portfolios, the expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(28) ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser was 0.23% for ING VP International Equity Portfolio; 0.04% for ING VP Strategic Allocation Balanced Portfolio and 0.09% for ING VP Strategic Allocation Income Portfolio. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(29) Other Expenses, Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses in the above table exclude a one-time merger fee of 0.05% incurred in connection with the merger of another investment company into ING VP MagnaCap Portfolio.
(30) The above table shows the estimated operating expenses of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.
(31) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. For each Portfolio except ING VP Emerging Markets, the expense limits will continue through at least December 31, 2004.

(32) The fees and expenses listed above are based upon expenses for the fiscal year ended October 31, 2003.
(33) Annual fund operating expenses shown in the table above are based on the fund's fiscal year ended September 30, 2003. 12b-1 fees may not exceed 0.50% for Class R-4 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
(34) During the start-up period for Class R-4, Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Including the reimbursement of 0.01% for Class R-4 shares, the net expenses reported in the table above would be 0.87%.
(35) The fees and expenses in the table above are based on the Fund's expenses during its fiscal year ended August 31, 2003. Expenses may vary in future years. Other Expenses include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The Other Expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. After the waiver, the actual Other Expenses and Total Fund Annual Operating Expenses as percentages of average daily net assets were 0.55% and 1.76% for Class A shares.
(36) Ratio of expenses to average net assets excluding interest expense is 0.65%. Interest expense is generally incurred as a result of investment management activities.
(37) The fees and expenses shown in the table above are based on the fiscal year ended August 31, 2003. (38) Annual fund operating expenses shown in the table above are based on the fund's fiscal year ended August 31, 2003. 12b-1 fees may not exceed 0.50% for Class R-4 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
(39) Annual fund operating expenses shown in the table above are annualized based on the fund's fiscal year ended April 30, 2003. 12b-1 fees may not exceed 0.50% for Class R-4 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
(40) During the start-up period for Class R-4, Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Including the reimbursement of 0.01% for Class R-4 shares, the net expenses reported in the table above would be 0.73% for Class R-4 shares.

HYPOTHETICAL EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. FOR EACH TYPE OF CONTRACT, THESE COSTS INCLUDE MAXIMUM CONTRACT HOLDER TRANSACTION EXPENSES, MAXIMUM MAINTENANCE FEES (CONVERTED TO A PERCENTAGE OF ASSETS EQUAL TO 0.170%), MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES APPLICABLE TO THAT TYPE OF CONTRACT.

EXAMPLE 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the MAXIMUM fees and expenses of any of the funds available for each type of contract as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                 (A) IF YOU WITHDRAW YOUR ENTIRE ACCOUNT       (B) IF YOU DO NOT WITHDRAW YOUR ENTIRE
                                 VALUE AT THE END OF THE APPLICABLE TIME       ACCOUNT VALUE OR IF YOU SELECT AN INCOME
                                 PERIOD:                                       PHASE PAYMENT OPTION AT THE END OF THE
                                                                               APPLICABLE TIME PERIOD**:

                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                  --------   --------   --------   --------   --------   --------   --------   --------
APPLICABLE TO CONTRACTS OTHER
THAN TEXAS K-12 CONTRACTS*        $    882   $  1,660   $  2,458   $  3,976   $    375   $  1,140   $  1,925   $  3,976

APPLICABLE TO TEXAS K-12
CONTRACTS                         $    966   $  1,511   $  2,074   $  3,318   $    303   $    927   $  1,577   $  3,318



EXAMPLE 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds available for each type of contract as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                (A) IF YOU WITHDRAW YOUR ENTIRE ACCOUNT       (B) IF YOU DO NOT WITHDRAW YOUR ENTIRE
                                VALUE AT THE END OF THE APPLICABLE TIME       ACCOUNT VALUE OR IF YOU SELECT AN INCOME
                                PERIOD:                                       PHASE PAYMENT OPTION AT THE END OF THE
                                                                              APPLICABLE TIME PERIOD**:

                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                  --------   --------   --------   --------   --------   --------   --------   --------
APPLICABLE TO CONTRACTS OTHER
THAN TEXAS K-12 CONTRACTS*        $    737   $  1,231   $  1,754   $  2.534   $    223   $    688   $  1,180   $  2,534

APPLICABLE TO TEXAS K-12
CONTRACTS                         $    852   $  1,165   $  1,492   $  2,095   $    181   $    560   $    964   $  2,095



* Example 1(A) and Example 2(A) reflect deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in "Fees." Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
**This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

CONDENSED FINANCIAL INFORMATION

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix VII, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

-    FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix
     VI. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview-Questions:
     Contacting the Company," by accessing the SEC web site or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.


ING GET U.S. CORE PORTFOLIO. An ING GET U.S. Core Portfolio ("ING GET Fund") series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into an ING GET Fund series. Each ING GET Fund series has an offering period of three months which precedes the guarantee period. The ING GET Fund investment option may not be available under your contract, under your plan, or in your state.

Various series of the ING GET Fund may be offered from time to time and additional charges will apply if you elect to invest in one of these series. Please see Appendix IV for a projected schedule of ING GET Fund Series Offerings. The Company makes a guarantee when you direct money into an ING GET Fund series. We guarantee that the value of an accumulation unit of the ING GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that ING GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the ING GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the ING GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the ING GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value such as the maintenance fee and less any amounts you transfer or withdraw from the ING GET Fund subaccount for that series. The value of dividends and distributions made by the ING GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your ING GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from an ING GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The ING GET Fund subaccount is not available for dollar cost averaging, automatic rebalancing, or for income phase payments.

Before the maturity date, we will send a notice to each participant who has allocated amounts to the ING GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your ING GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your ING GET Fund series amounts to another available series of the ING GET Fund that is then accepting deposits under your contract or plan. If no ING GET Fund is then available under your contract or plan, we will transfer your ING GET Fund series amounts to a balanced fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. If there are no such balanced funds available under the contract, we will transfer your ING GET Fund series amounts to a core U.S. equity fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. All amounts not transferred to a new ING GET Fund series, as outlined above, will be subject to market risk including the possible loss of principal.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET Fund investment option, including charges and expenses.


SELECTING INVESTMENT OPTIONS
- CHOOSE OPTIONS APPROPRIATE FOR YOU. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
- UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
- BE INFORMED. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

LIMITS ON OPTION AVAILABILITY. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. For example, some subaccounts may be unavailable in a particular state due to state law limits on total aggregate charges applicable to investment options offered. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON NUMBER OF OPTIONS SELECTED. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401 or 403(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation Account selected counts toward these limits. If you have a loan on the account, the loan counts toward the limit, even after the full value is transferred to other options.


LIMITS IMPOSED BY THE FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS.

INSURANCE-DEDICATED FUNDS. (MIXED AND SHARED FUNDING) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "insurance-dedicated funds," and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

-    Mixed-bought for annuities and life insurance
-    Shared-bought by more than one company

PUBLIC FUNDS. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

-    American Century(R) Income & Growth Fund (Advisor Class)
-    EuroPacific Growth Fund(R) (Class R-4)
-    Evergreen Special Values Fund (Class A)
-    Hibernia Mid Cap Equity Fund (Class A)
-    Janus Twenty Fund
-    New Perspective Fund(R) (Class R-4)
-    Oppenheimer Developing Markets Fund (Class A)
-    Pax World Balanced Fund, Inc.
-    Templeton Global Bond Fund (Class A)
-    The Growth Fund of America(R) (Class R-4)
-    Washington Mutual Investors Fund(SM) (Class R-4)

See "Taxation-403(b) Plans" for a discussion of investing in one of the public funds under a 403(b) annuity contract.

POSSIBLE CONFLICTS OF INTEREST. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the insurance-dedicated funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

TRANSFERS

TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase and under some contracts the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers to an ING GET Fund series may only be made during the offering period for that ING GET Fund series. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Home Office, or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.


LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The contracts are not designed to serve as vehicles for frequent transfers. Frequent transfer activity can adversely affect fund performance, disrupt fund management strategies and increase fund expenses through:
-    Increased trading and transaction costs;
-    Forced and unplanned portfolio turnover;
-    Lost opportunity costs; and
- Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners and participants.

ACCORDINGLY, INDIVIDUALS OR ORGANIZATIONS THAT USE MARKET-TIMING INVESTMENT STRATEGIES OR MAKE FREQUENT TRANSFERS SHOULD NOT PURCHASE OR PARTICIPATE IN THE CONTRACTS.

We monitor transfer activity and reserve the right to take any necessary action if an individual's or organization's transfer activity:
-    Exceeds our then-current monitoring standard for excessive trading;
-    Is identified as problematic by an underlying fund;
- Is determined, in our sole discretion, to be not in the best interests of other contract owners or participants; or
- Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved.

Such actions may include, but are not limited to, the suspension of transfer privileges via facsimile, telephone, email and internet, and the limiting of transfer privileges to submission by mail. We will notify you in writing if we take any of these actions.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, in our sole discretion and without notice, based upon, among other factors, the best interest of contract holders, participants and fund investors, fund management considerations and state or federal regulatory developments.

We also reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners or participants. Such restrictions may include:
- Not accepting transfer instructions from an agent acting on behalf of more than one contract owner or participant; and
- Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner or participant at a time.

The Company does not allow waivers to our excessive trading policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

LIMITS IMPOSED BY THE FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a sub-account if the sub-account's investment in its corresponding fund is not accepted by the fund for any reason.

THE DOLLAR COST AVERAGING PROGRAM. Certain contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into an ING GET Fund subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview-Questions:
Contacting the Company."


Dollar cost averaging is not available to participants in the account rebalancing program.

THE ACCOUNT REBALANCING PROGRAM. Under some contracts you may participate in account rebalancing. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts (excluding the ING GET Fund subaccount) may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may participate in this program by completing the account rebalancing election form or by contacting the Company at: ING Life Insurance and Annuity Company, Technical Services, 151 Farmington Avenue, Hartford, CT 06156-1268, phone: 1-800-262-3862, fax: (860)
723-9620.

Account rebalancing is not available if you elect to participate in the dollar cost averaging program.

CONTRACT PURCHASE AND PARTICIPATION

CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(a), 403(b) and 457.

ERISA NOTIFICATION. Some plans under Sections 401, 403(a) and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), 403(a), 403(b), or 457 plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

PURCHASING THE CONTRACT.

1. The contract holder submits the required forms and application to the Company.
2.   We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT.

1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).
2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

ACCEPTANCE OR REJECTION. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

METHODS OF PURCHASE PAYMENT. The contract may allow one or more of the following purchase payment methods:

- Lump-sum payments-A one-time payment to your account in the form of a transfer from a previous plan; and/or
-    Installment payments-More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, where each account will have its own early withdrawal charge schedule. See "Fees-Early Withdrawal Charge Schedules."

ALLOCATION OF PURCHASE PAYMENTS. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See "Investment Options" and "Transfers."

TRANSFER CREDITS. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

TAX CODE RESTRICTIONS. The Tax Code places some limitations on contributions to your account. See "Taxation."

FACTORS TO CONSIDER IN THE PURCHASE DECISION. The decision to purchase or participate in the contracts should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

1. Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.
2. Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.
3. Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
4. Exchanges - If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

CONTRACT OWNERSHIP AND RIGHTS

WHO OWNS THE CONTRACT? The contract holder. This is the person or entity to whom we issue the contract.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT?

- UNDER GOVERNMENTAL 457 PLANS. The Tax Code requires that 457 plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.
- UNDER TAX-EXEMPT 457 PLANS. In order to avoid being subject to the Employee Retirement Income Security Act of 1974 (ERISA), 457 plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer's general creditors.
- UNDER 403(b) PLANS. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.
- UNDER 401(a)/401(k) OR 403(a) PLANS. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.

WHO HOLDS RIGHTS UNDER THE CONTRACT?

- Under all contracts, except group contracts issued through a voluntary 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.
- If you participate in a group or individual contract through a voluntary 403(b) plan or other individual contracts, you hold all rights under the contract.

For additional information about the respective rights of the contract holder and participants, see Appendix V.

RIGHT TO CANCEL

WHEN AND HOW TO CANCEL. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

REFUNDS. We will produce a refund not later than seven days (not later than 10 days in Minnesota) after we receive the required documents and written notice in good order at our Home Office. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

FEES

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.

I. MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specific dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

PURPOSE: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

AMOUNT: This charge is a percentage of the amount that you withdraw from the subaccounts, the Fixed Account and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account. The percentage is determined by the early withdrawal charge schedule that applies to your account. Some of these schedules are listed below. The charge will never be more than 8.5% of your total purchase payments to the account, or under some contracts, the maximum permitted by the rules of the National Association of Securities Dealers.

EARLY WITHDRAWAL CHARGE SCHEDULES. You may determine which schedule applies to you by consulting your certificate or the contract (held by the contract holder).


SCHEDULE I. This is the maximum early withdrawal charge schedule that applies for contracts other than Texas K-12 contracts. It grades down to zero over a 10-year period, as shown below. Some contracts have schedules that grade down to zero over fewer than 10 years.


Each contract will specify whether a schedule is based on one of the following:
(1) The number of years since the account was established; (2) the number of years since the contract was established; or (3) the number of completed purchase payment periods.

Unless the contract provides otherwise, the same schedule applies to installment purchase payments (ongoing contributions) and to single purchase payments (rollovers, exchanges or other one-time contributions).

                                   SCHEDULE I

PURCHASE PAYMENT PERIODS,
CONTRIBUTION PERIODS, OR CONTRACT
YEARS OR COMPLETED ACCOUNT YEARS
(DEPENDING UPON THE CONTRACT)                       EARLY WITHDRAWAL CHARGE
---------------------------------                   -----------------------
Fewer than 5                                                 5%
5 or more but fewer than 7                                   4%
7 or more but fewer than 9                                   3%
9 or more but fewer than 10                                  2%
10 or more                                                   0%

[SIDENOTE]


TYPES OF FEES

There are several types of fees which you may incur under the contract:

-    Maximum Transaction Fees
     -  Early Withdrawal Charge
     -  Annual Maintenance Fee
-    Maximum Fees Deducted from the Subaccounts
     -  Mortality and Expense Risk Charge
     -  Administrative Expense Charge
-    Fund Expenses
-    Premium and Other Taxes
-    ING GET Fund Guarantee Charge


TERMS TO UNDERSTAND IN SCHEDULES I, II AND SCHEDULE FOR TEXAS K-12 CONTRACTS

- Account Year-a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.
- Contract Year-a 12-month period measured from the date we establish the contract, or measured from any anniversary of that date.
- Purchase Payment Period (also called Contribution Period, Contract Years or Account Years Completed, or Installment Payment Period under some contracts)-the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 payments are made. If only 11 payments are made, the payment period is not completed until the twelfth payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.

SCHEDULE II. For contracts where we establish distinct accounts for installment purchase payments and single purchase payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.

                                   SCHEDULE II

             COMPLETED ACCOUNT YEARS           EARLY WITHDRAWAL CHARGE
             -----------------------------     ------------------------
             Fewer than 5                               5%
             5 or more but fewer than 6                 4%
             6 or more but fewer than 7                 3%
             7 or more but fewer than 8                 2%
             8 or more but fewer than 9                 1%
             9 or more                                  0%

TEXAS K-12 CONTRACTS. The following schedule applies to participants who enroll in voluntary 403(b) annuity contracts for employees of K-12 public schools in Texas on and after June 1, 2002. These contracts meet the requirements established by the Teachers Retirement System of Texas in support of Senate Bill 273.

             COMPLETED ACCOUNT YEARS           EARLY WITHDRAWAL CHARGE
             -----------------------------     ------------------------
             Fewer than 1                               7.0%
             1 or more but fewer than 2                 6.5%
             2 or more but fewer than 3                 6.0%
             3 or more but fewer than 4                 5.5%
             4 or more but fewer than 5                 5.0%
             5 or more but fewer than 6                 4.5%
             6 or more but fewer than 7                 4.0%
             7 or more but fewer than 8                 3.5%
             8 or more but fewer than 9                 3.0%
             9 or more but fewer than 10                2.0%
             10 or more                                 0.0%

EARLY WITHDRAWAL CHARGE WAIVERS UNDER ALL CONTRACTS. These apply to all contracts. Also read the following two subsections regarding additional waivers, reduction or elimination of the charge.

This charge is waived for portions of a withdrawal that are:


-    Used to provide income payments during the income phase;
-    Paid because of your death before income payments begin;
- Paid where your account value is $5,000 or less*, and no part of the account has been taken as a withdrawal, used to provide income payments or taken as a loan within the prior 12 months (36 months for some contracts issued in New York);
- Taken because of the election of a systematic distribution option (see "Systematic Distribution Options"); or
- Taken on or after the tenth anniversary of the effective date of the account.

*Under some contracts this waiver applies to withdrawals paid where your account value is $3,500 (or for some contracts issued in New York, $1,999 or when the paid-up annuity benefit is less than $20 monthly). In addition, under some contracts, we will waive this charge as otherwise allowed by the plan for a lump-sum cashout without a participant's consent.


EARLY WITHDRAWAL CHARGE WAIVERS UNDER CERTAIN CONTRACTS. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:

- Taken under accounts with an early withdrawal charge schedule based on completed purchase payment periods when you are at least age 59 1/2 and have completed at least nine purchase payment periods;
- Taken after you have experienced a severance of employment with your employer (not including a severance of employment that would not have otherwise qualified as a separation from service prior to the Economic Growth and Tax Relief Reconciliation Act of 2001) (under certain contracts, the employer must provide documentation of severance to the Company);
- Used to purchase an ING Life Insurance and Annuity Company single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (if you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);
- Depending upon the plan, due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder or an in-service distribution permitted by the plan when certified by the employer;
- From contracts used with plans under section 401(a)/401(k), 403(a) or 403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year (to qualify for this waiver you must be between the ages of 59 1/2 and 70 1/2 and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default);
- Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder's plan, subject to various conditions agreed to by the contract holder and the Company in writing;
- Made because the Company terminated the account under the circumstances described in "Other Topics-Account Termination"; or
- Withdrawn for a transfer as provided under Internal Revenue Service Ruling 90-24 to a Code section 403(b)(7) custodial account sponsored by the Company.

REDUCTION, WAIVER OR ELIMINATION. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

-    The number of participants under the plan;
-    The type and nature of the group to which a contract is issued;
-    The expected level of assets or cash flow under the plan;
-    Our agent's involvement in sales activities;
-    Our sales-related expenses;
-    Distribution provisions under the plan;
- The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;
- The level of employer involvement in determining eligibility for distributions under the contract;
-    Our assessment of financial risk to the Company relating to withdrawals;
     and
- Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

REDUCTION FOR CERTAIN NEW YORK CONTRACTS. For master 403(b) plan contracts issued after July 29, 1993 in New York, in addition to waivers or reductions that we grant, the State of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, Fixed Account or the Guaranteed Accumulation Account for contracts issued in New York on or after March 7, 2000 under contract forms G-CDA-99(NY) and G-CDA-01(NY).

             COMPLETED ACCOUNT YEARS         EARLY WITHDRAWAL CHARGE
             ----------------------------    -----------------------
             Fewer than 3                             5%
             3 or more but fewer than 4               4%
             4 or more but fewer than 5               3%
             5 or more but fewer than 6               2%
             6 or more but fewer than 7               1%
             7 or more                                0%

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00

WHEN/HOW. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

PURPOSE. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

REDUCTION OR ELIMINATION. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:


-    The size, type and nature of the group to which a contract is issued;
-    Amount of contributions to the contract;
- The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
- The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and
-    The number of eligible participants and the program's participation rate.


Due to factors on which the maintenance fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change.

We will not unfairly discriminate against any group if we reduce or eliminate the maintenance fee. We will make any reduction according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time.

II. MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. 1.50% annually of your account value invested in the subaccounts during the accumulation phase; 1.25% annually of your account value invested in the subaccount during the income phase. See "The Income Phase - Charges Deducted." We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).

WHEN/HOW. This fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option.

PURPOSE. This fee compensates us for the mortality and expense risks we assume under the contracts.

- The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.
- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

REDUCTION. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

- The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
- The size of the prospective group, projected annual number of eligible participants and the program's participation rate;
- The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
- The frequency, consistency and method of submitting payments and loan repayments;
- The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;
- The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;
-    The projected frequency of distributions;
- The type and level of other factors that affect the overall administrative expense including expenses related to the contract or the plan; and

-    Whether or not a transfer credit was selected by the plan sponsor.


We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee each year on the anniversary of the date the contract was established. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. 0.25% annually of your account value invested in the subaccounts.

WHEN/HOW. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccount. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

REDUCTION. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.

III. FUND EXPENSES


MAXIMUM AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees. In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2003, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company. For the AIM Funds, payments for administrative, recordkeeping or other services provided by the Company may be paid out of fund assets in an amount up to 0.25% annually. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.


WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares which will, in turn, affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the fund's investment adviser and operating expenses.

IV. PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."


V.  ING GET FUND GUARANTEE CHARGE.

Various series of ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. The ING GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the ING GET Fund. The amount of the ING GET Fund guarantee charge is 0.25% and is deducted from amounts allocated to the ING GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the ING GET Fund subaccount. See "Investment Options - ING GET U.S. Core Portfolio."


YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

- Account dollars directed to the fixed interest options, including interest earnings to date
- Less any deductions from the fixed interest options (e.g., withdrawals, fees)
- Plus the current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange (Exchange) (normally at 4 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

- The net assets of the fund held by the subaccount as of the current valuation, minus
- The net assets of the fund held by the subaccount at the preceding valuation, plus or minus
- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed)
- Divided by the total value of the subaccount's units at the preceding valuation
- Minus a daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account (such as guarantee charges for the ING GET Fund). See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of Subaccount A, and 80 accumulation units of Subaccount B.

                               $5,000 contribution

                                     STEP 1

                     ING Life Insurance and Annuity Company

                                     STEP 2

                           VARIABLE ANNUITY ACCOUNT C

                 Subaccount A          Subaccount B       Etc.
                 300                   80
                 accumulation          accumulation
                 units                 units

                                     STEP 3

                              Fund A        Fund B


STEP 1: An investor contributes
$5,000.

STEP 2:
A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).
B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

STEP 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation. Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

WITHDRAWALS

MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the fixed interest options and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL. The contract holder, or you if permitted by the plan, must:

-    Select the withdrawal amount.
     - Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.
     -   Partial Withdrawal  (Percentage or Specified Dollar Amount): You
         will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal
         charge  for  amounts   withdrawn  from  the   subaccounts,   the
         Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.

         For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.

- Select investment options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.
-    Properly complete a disbursement form and submit it to the Home Office.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1) As of the next valuation after we receive a request for withdrawal in good order at our Home Office, or
(2)  On such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

REINSTATEMENT PRIVILEGE (not applicable to contracts under 457 plans). Some contracts allow one-time use of a reinstatement privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you

[SIDENOTE]

TAXES, FEES AND DEDUCTIONS

Amounts withdrawn may be subject to one or more of the following:

-    Early Withdrawal Charge. See "Fees-Early Withdrawal Charge"
-    Maintenance Fee. See "Fees-Maintenance Fee"
-    Market Value Adjustment. See Appendix I
-    Tax Penalty. See "Taxation" and/or
-    Tax Withholding. See "Taxation"

To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview-Questions: Contacting the Company."

may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request in good order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinstate them, we will reinstate them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Accumulation Account. See Appendix I. Seek competent advice regarding the tax consequences associated with reinstatement.

WITHDRAWAL RESTRICTIONS. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

- Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, severance from employment, or financial hardship of the following:
     (1)  Salary reduction contributions made after December 31, 1988; and
     (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

- 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59 1/2, severance from employment, or financial hardship.
- The contract may require that the contract holder certify that you are eligible for the distribution.
- If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met.
- Participants in Ball State University Alternate Pension Plan-The portion of our account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may transfer employer account values pursuant to an IRS Revenue Ruling 90-24 transfer, without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value transferred via a 90-24 transfer in a calendar year. This waiver does not apply to a 90-24 transfer of the full employer account value.
- Participants in Texas Optional Retirement Program-You may not receive any distribution before retirement, except upon becoming disabled, as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General's interpretation of Texas law.

WAIVERS OF EARLY WITHDRAWAL CHARGE AND FIXED PLUS ACCOUNT FULL AND PARTIAL WITHDRAWAL PROVISIONS (FOR THOSE CONTRACTS THAT WAIVE THESE CHARGES/RESTRICTIONS UPON SEPARATION FROM SERVICE). Although the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account full or partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS "same desk" guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of
2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

LOANS

AVAILABILITY. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code or due to our administrative practices.

REQUESTS. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our Home Office. Read the terms of the loan agreement before submitting any request.


LOAN INTEREST. Interest will be charged on loan amounts. The difference between the rate charged and the rate credited on the loans under your contract is currently 2.5% (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0%.

SYSTEMATIC DISTRIBUTION OPTIONS

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options, the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what Systematic Distribution Options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or to change the terms for future elections.

Systematic Distribution Options currently available under the contract include the following:

- SWO-SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)


- ECO-ESTATE CONSERVATION OPTION. ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's required minimum distributions. Under ECO, the Company calculates the minimum distribution amount required by law (generally at age 70 1/2 or retirement, if later) and pays you that amount once a year.


     For certain contracts issued in the state of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed Accumulation Account.

- OTHER SYSTEMATIC DISTRIBUTION OPTIONS. Other Systematic Distribution Options may be available from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company's Home Office.

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. The Company may discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or change the terms of future elections.

ELECTING A SYSTEMATIC DISTRIBUTION OPTION. The contract holder, or you if permitted by the plan, makes the election of a Systematic Distribution Option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with the terms of the plan.

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once you elect a Systematic Distribution Option, except for accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employer, you may revoke it at any time through a written request to our Home Office. Once revoked, an option may not be elected again until the next calendar year, nor may any other Systematic Distribution Option be elected, unless the Tax Code permits it.

TAX CONSEQUENCES. Withdrawals received through these options and revocations of elections may have tax consequences. See "Taxation."

[SIDENOTE]

FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION

If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).

- Under contracts issued in connection with most types of plans except voluntary 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

- Under contracts issued in connection with voluntary 403(b) plans or other individual contracts, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

DURING THE ACCUMULATION PHASE

PAYMENT PROCESS

1. Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.
2.   The payment request should include selection of a benefit payment option.
3. Within 7 days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

BENEFIT PAYMENT OPTIONS. The following payment options are available, if allowed by the Tax Code:

-    Lump-sum payment;
- Payment under an available income phase payment option (see "The Income Phase-Payment Options"); and
- If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (may not be available under all plans). See "Systematic Distribution Options."


Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract.


The following options are also available under some contracts, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

-    Leaving the account value invested in the contract; and
- Under some contracts, leaving your account value on deposit in the Company's general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See "The Income Phase-Payment Options."

[SIDENOTE]

DURING THE INCOME PHASE

This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

DEATH BENEFIT CALCULATION. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation Account prospectus.


The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.


Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

(a) Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or
(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

THE INCOME PHASE

During the income phase, you receive payments from your accumulated account value.

INITIATING INCOME PHASE PAYMENTS. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

-    Start date;
- Income phase payment option (see the income phase payment options table in this section);
- Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);
-    Choice of fixed or variable payments;
- Selection of an assumed net investment rate (only if variable payments are elected); and
- Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS INCOME PHASE PAYMENTS? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payments will remain the same over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

PAYMENTS FROM THE FIXED PLUS ACCOUNT. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview-Questions: Contacting the Company."

[SIDENOTE]

We may have used the following terms in prior prospectuses:

ANNUITY PHASE-INCOME PHASE
ANNUITY OPTION-INCOME
PHASE PAYMENT OPTION
ANNUITY PAYMENT-INCOME
PHASE PAYMENT
ANNUITIZATION-INITIATING
INCOME PHASE PAYMENTS

SELECTING AN INCREASING PAYMENT. Under certain income phase payment options, if you select fixed payments, some contracts will allow you to elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

CHARGES DEDUCTED. When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so. We may also deduct a daily administrative charge of 0.25% annually from amounts held in the subaccounts.

REQUIRED MINIMUM PAYMENT AMOUNTS. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at our Home Office.


Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract.


TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

INCOME PHASE PAYMENT OPTIONS
The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.

LIFETIME INCOME PHASE PAYMENT OPTIONS

                              LENGTH OF PAYMENTS: For as long as the annuitant lives. It
Life Income                   is possible that only one payment will be made should the
                              annuitant die prior to the second payment's due date.
                              DEATH BENEFIT-NONE: All payments end upon the annuitant's
                              death.

                              LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as
Life Income-                  otherwise specified in the contract.
Guaranteed Payments*          DEATH BENEFIT-PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we
                              will continue to pay the beneficiary the remaining payments.
                              Unless prohibited by a prior election of the contract
                              holder, the beneficiary may elect to receive a lump-sum
                              payment equal to the present value of the remaining
                              guaranteed payments.


* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

                              LENGTH OF PAYMENTS: For as long as either annuitant lives.
                              It is possible that only one payment will be made should
Life Income-Two               both annuitants die before the second payment's due date.
Lives                         CONTINUING PAYMENTS:
                              (a) When you select this option, you choose for 100%,
                              66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
                              (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                              DEATH BENEFIT-NONE: All payments end after the death of both annuitants.

LIFETIME INCOME PHASE PAYMENT OPTIONS CONTINUED:

                              LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years,
Life Income-Two               or as otherwise specified in the contract.
Lives-Guaranteed              CONTINUING PAYMENTS: 100% of the payment to continue to the
Payments*                     surviving annuitant after the first death.
                              DEATH BENEFIT-PAYMENT TO THE BENEFICIARY: If both annuitants die before the guaranteed payments have all been paid, we
                              will continue to pay the beneficiary the remaining payments.
                              Unless prohibited by a prior election of the contract
                              holder, the beneficiary may elect to receive a lump-sum
                              payment equal to the present value of the remaining
                              guaranteed payments.

Life Income-Cash              LENGTH OF PAYMENTS: For as long as the annuitant lives.
Refund Option                 DEATH BENEFIT-PAYMENT TO THE BENEFICIARY: Following the
(limited                      annuitant's death, we will pay a lump-sum payment equal to
availability-                 the amount originally applied to the payment option (less
fixed payment                 any premium tax) and less the total amount of fixed income
only)                         phase payments paid.

Life Income-Two               LENGTH OF PAYMENTS: For as long as either annuitant lives.
Lives-Cash                    CONTINUING PAYMENT: 100% of the payment to continue after
Refund Option                 the first death.
(limited                      DEATH BENEFIT-PAYMENT TO THE BENEFICIARy: When both
availability-fixed            annuitants die, we will pay a lump-sum payment equal to the
payment only)                 amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

NONLIFETIME INCOME PHASE PAYMENT OPTIONS(1)

                              LENGTH OF PAYMENTS: Payments will continue for the number of years you choose, based on what is available under the
                              contract. Under some contracts, for amounts held in the
Nonlifetime-                  Fixed Plus Account during the accumulation phase, the
Guaranteed                    payment must be on a fixed basis and must be for at least 5
Payments*                     years. In certain cases, a lump-sum payment may be requested at any time (see below).
                              DEATH BENEFIT-PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will
                              continue to pay the beneficiary the remaining payments.
                              Unless prohibited by a prior election of the contract
                              holder, the beneficiary may elect to receive a lump-sum
                              payment equal to the present value of the remaining
                              guaranteed payments. We will not impose any early withdrawal charge.

LUMP-SUM PAYMENT: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See "Fees-Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.


* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3 1/2% or 5% assumed net investment rate for variable payments).

(1) For contracts issued to the State of Montana and Board of Trustees, University of Illinois, the nonlifetime option is available only with fixed income phase payments.

TAXATION

I. INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
- Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
- We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TAXATION OF GAINS PRIOR TO DISTRIBUTION. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under Tax Code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

II. YOUR RETIREMENT PLAN

The tax rules applicable to retirement plans vary according to plan type and terms and conditions of the plan. To understand what tax rules apply, you need to know the Tax Code section under which your plan is established. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your plan.

[SIDENOTE]

IN THIS SECTION

I.   INTRODUCTION

II.  YOUR RETIREMENT PLAN

III. WITHDRAWALS AND OTHER DISTRIBUTIONS
     -    Taxation of Distributions
     -    Taxation of Death Benefits
     -    10% Penalty Tax
     -    Withholding for Federal Income Tax Liability


IV.  REQUIRED MINIMUM DISTRIBUTIONS
     -    50% Excise Tax


V.   RULES SPECIFIC TO CERTAIN PLANS
     -    403(b) Plans
     -    401(a), 401(k), 403(a) and 403(b) Plans
     -    457 Plans
     -    415(m) Arrangements
     -    Bona Fide Severance Pay Plans
     -    Assignment or Transfer of Contracts

VI.  TAXATION OF THE COMPANY

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

PLAN TYPES. The contract is designed for use with retirement plans under Tax Code sections 401(a), 401(k), 403(a), 403(b) or 457. A Tax Code section 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. The contract may also be used with Tax Code section 415(m) arrangements. You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary).

Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code. (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

THE CONTRACT AND RETIREMENT PLANS. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

III. WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and any death benefit. We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

401(a), 401(k), 403(a), 403(b) AND GOVERNMENTAL 457(b) PLANS. All distributions from these plans are taxed as received unless either of the following are true:

- The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or
- You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

457(b) PLANS. All distributions from a 457 plan of a non-governmental, tax-exempt employer are taxed when paid or made available to you, and are subject to mandatory federal income tax withholding as wages, except death benefits. No withholding is required on payments to beneficiaries.

All distributions from a governmental 457(b) plan are taxed when paid, unless the distribution is rolled over to another eligible plan or to a traditional IRA in accordance with the Tax Code. Generally, under these plans you or a designated beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

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457(f) PLANS. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.

TAXATION OF DEATH BENEFITS

In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

Under certain circumstances, the Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), 403(a) or 403(b) plan, or from a governmental 457(b) plan to the extent that such distribution is attributable to a rollover from one of these plans.

401(a), 401(k) OR 403(b) PLANS. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k) or 403(b) plan, unless certain exceptions, including one or more of the following, have occurred:

(a)  You have attained age 59 1/2;
(b)  You have become disabled, as defined in the Tax Code;
(c)  You have died;
(d)  You have separated from service with the sponsor at or after age 55;
(e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;
(f) You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
(g)  The distribution is made due to an IRS levy upon your account.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any taxable distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

401(a), 401(k), 403(a), 403(b) PLANS OR GOVERNMENTAL 457(b) PLANS. Generally, under these plans you or a designated beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

NON-GOVERNMENTAL TAX EXEMPT 457(b) PLANS AND 457(f) PLANS. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

NON-RESIDENT ALIENS. If you or your designated beneficiary are non-resident aliens then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans sponsored by tax exempt, non-governmental employers or 457(f) plans.


IV. REQUIRED MINIMUM DISTRIBUTIONS

To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distributions imposed by the Tax Code. These requirements do not apply to 457(f) plans. These rules may dictate one or more of the following:


-    Start date for distributions;
- The time period in which all amounts in your account(s) must be distributed; or
-    Distribution amounts.

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START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

- You are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2; or
- Under 403(b) plans, you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TIME PERIOD. We must pay out distributions from the contracts over one of the time periods:

-    Over your life or the joint lives of you and your designated beneficiary;
     or
- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS. The following applies to all plans except 457(f) plans. Different distribution requirements apply if your death occurs:

-    After you begin receiving minimum distributions under the contract, or
-    Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) and the regulations thereunder provides specific rules for calculating the minimum required distributions at your death.


If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, If you die on September 1, 2004, your entire balance must be distributed to the beneficiary by December 31, 2009. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:


-    Over the life of the designated beneficiary, or
- Over a period not extending beyond the life expectancy of the designated beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the designated beneficiary is your spouse, the distribution must begin on or before the later of the following:

- December 31 of the calendar year following the calendar year of your death, or
-    December 31 of the calendar year in which you would have attained age
     70 1/2 .

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V. RULES SPECIFIC TO CERTAIN PLANS

403(b) PLANS

In addition to being offered as an investment option under the contract, shares of certain of the funds:

-    American Century(R) Income & Growth Fund (Advisor Class)
-    EuroPacific Growth Fund(R) (Class R-4)
-    Evergreen Special Values Fund (Class A)
-    Hibernia Mid Cap Equity Fund (Class A Shares)
-    Janus Twenty Fund
-    New Perspective Fund(R) (Class R-4)
-    Oppenheimer Developing Markets Fund (Class A Shares)
-    Pax World Balanced Fund, Inc.
-    Templeton Global Bond Fund (Class A)
-    The Growth Fund of America(R) (Class R-4)
-    Washington Mutual Investors Fund(SM) (Class R-4)


are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an "annuity." In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an "annuity" for tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the contribution were paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedures 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public.

401(a), 401(k), 403(a) AND 403(b) PLANS

Tax Code sections 401(a), 401(k) and 403(a) permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.


EXCLUSION FROM GROSS INCOME. In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $41,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $13,000 in 2004. This limit is scheduled to increase as follows:


-    $14,000 in 2005;
-    $15,000 in 2006 and thereafter.

After 2006 contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

Purchase payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, a participant in a 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)  The amount provided for in Tax Code Section 414(v)(2)(B) as follows:

       -   $3,000 in 2004;
       -   $4,000 in 2005;
       -   $5,000 in 2006 and thereafter; or

(b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

Depending upon the type of plan, other catch-up provisions may be available. For advice on using the contribution catch-up provisions please consult with your tax adviser.

RESTRICTIONS ON DISTRIBUTIONS. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon: retirement, death, attainment of age 59 1/2, disability, severance from employment, financial hardship and termination of the plan in certain circumstances. Such distributions remain subject to other applicable restrictions under the Tax Code.

Distribution of salary reduction amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

TRANSFERS FROM 403(b)(7) CUSTODIAL ACCOUNTS. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457 PLANS

457(b) PLAN. A 457(b) plan is subject to restrictions on contributions and distributions.

457(f) PLAN. A 457(f) plan is not subject to restrictions on contribution amounts, but must contain a "substantial risk of forfeiture" as defined by the Tax Code in order to defer taxation of contributions and earnings. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

TRUST REQUIREMENT. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.

457(b) PLANS OF NON-GOVERNMENTAL EMPLOYERS. Under 457(b) plans maintained by non-governmental, tax-exempt employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer's general creditors, until paid or made available to you or your designated beneficiary. In addition, participation in a 457(b) plan maintained by a non-governmental, tax-exempt employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations).

CONTRIBUTIONS TO A 457(b) PLAN EXCLUDED FROM GROSS INCOME. In order to be excludible from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of the dollar amount limit set forth below, or 100% of your includible compensation. Includible compensation means your compensation from the employer sponsoring the plan, including deferrals to the employer's Tax Code section 457, 401(k), 403(b) and 125 cafeteria plans.

The annual dollar amount limits are as follows:

-    $13,000 in 2004;
-    $14,000 in 2005;
-    $15,000 in 2006 and thereafter.

After 2006, the annual dollar limits will be subject to indexing.


CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, a participant in a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:


(a)  The amount provided for in Tax Code Section 414(v)(2)(B) as follows:

   -  $3,000 in 2004;
   -  $4,000 in 2005;
   -  $5,000 in 2006 and thereafter; or

(b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

An additional catch-up provision may be available. For advice on using the contribution catch-up provisions, please consult with your tax adviser.

RESTRICTIONS ON DISTRIBUTIONS. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2; (2) when you experience a severance from employment with your employer; or (3) when you experience an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

TAX PENALTY. Amounts distributed from a 457(b) plan that are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan will be subject to a 10% penalty tax on the taxable portion of any such distribution, unless certain exceptions, including one or more of the following, have occurred:

(a)  You have attained age 59 1/2;
(b)  You have become disabled, as defined in the Tax Code;
(c)  You have died;
(d)  You have separated from service with the sponsor at or after age 55;
(e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;
(f) If you have separated from service with the plan sponsor, the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives of joint life expectancies of you and your designated beneficiary; or
(g)  The distribution is made due to an IRS levy upon your account.

415(m) ARRANGEMENTS

If you participate in the contract through a qualified governmental excess benefit arrangement, defined in Tax Code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to Tax Code section 457(b) plans described above, except that the limits described in "Contributions Excluded from Taxable Income" do not apply. If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you.

BONA FIDE SEVERANCE PAY PLANS

If you participate in the contract through certain bona fide severance pay plans, described in Tax Code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.

ASSIGNMENT OR TRANSFER OF CONTRACTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

VI. TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

              151 Farmington Avenue
              Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-    standardized average annual total returns; and
-    non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.


STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), ING GET Fund guarantee charges (if any) and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.


VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

- During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
- During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION

The Company's subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors." All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:


Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Funds Distributor, Inc.
ING Financial Advisers, LLC
ING Financial Partners, Inc.
ING Furman Selz Financial Services, LLC
ING TT&S (U.S.) Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 7% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Any such compensation will be paid in accordance with NASD rules. Supervisory and other management personnel of the Company may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.


We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

OREGON EDUCATION ASSOCIATION (OEA) AND THE COMPANY'S AGREEMENT. Under the agreement, OEA agrees to:

- exclusively endorse, and facilitate OEA members' access to, the variable annuity and other related investment products; and
-    advertise the Company's products in the OEA's newsletter.


In return, the Company agrees, effective January 1, 2004, to compensate the OEA $12,000 per month to help the OEA defray the costs incurred in providing this support.

THIRD PARTY COMPENSATION ARRANGEMENTS. Occasionally:

- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or
- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

LEGAL MATTERS AND PROCEEDINGS


We are not aware of any pending legal proceedings which involve the separate account as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representatives' personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.


PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the New York Stock Exchange is restricted;
(b) When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or
(c) During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFER OF OWNERSHIP; ASSIGNMENT

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.


TRADING-INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

ACCOUNT TERMINATION

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts and for some contracts issued in New York $1,999), this value is not due to negative investment performance, and if no purchase payments have been received within the previous twelve months (thirty-six months under some contracts issued in New York). In addition, for some contracts issued in New York, we may also terminate an individual account if the paid up annuity benefit is less than $20 monthly. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.


INTENT TO CONFIRM QUARTERLY

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more specific information on the Separate Account and the contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:


General Information and History
Variable Annuity Account C
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Auditors
Financial Statements of the Separate Account
Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries


You may request an SAI by calling the Company at the number listed in "Contract Overview - Questions: Contacting the Company."

                                   APPENDIX I
                         GUARANTEED ACCUMULATION ACCOUNT


INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

FEES AND OTHER DEDUCTIONS.

If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

- Market Value Adjustment (MVA)-as described in this appendix and in the Guaranteed Accumulation Account prospectus;
-    Tax Penalties and/or Tax withholding-See "Taxation";
-    Early Withdrawal Charge-See "Fees"; and/or
-    Maintenance Fee-See "Fees".

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.
- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO as described in "Systematic Distribution Options," no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

-    short-term-three years or less; and
-    long-term-ten years or less, but greater than three years.

At the end of a guaranteed term, the contract holder or you if permitted may:

-    transfer dollars to a new guaranteed term;
-    transfer dollars to other available investment options; or
-    withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

INCOME PHASE. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

LOANS. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we may distribute as a loan.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCUMULATION ACCOUNT. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                   APPENDIX II
                                  FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under some contracts. Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations. Under some contracts, this option is available to installment purchase plans only. This option is not available in the state of New York under some contracts.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

INTEREST RATES. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

WITHDRAWALS. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to 6 months or as provided by federal law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) the Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and
(b) the sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees- Early Withdrawal Charge."

TRANSFERS. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending upon the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at our Home Office. The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying the Home Office at least 30 days before income payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

CONTRACT LOANS. If available under your plan, contract loans may be made from account values held in the Fixed Account.

                                  APPENDIX III
                               FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available during the accumulation phase under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

CERTAIN RESTRICTIONS. This option is not available in the state of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options including, the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

INTEREST RATES. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

REQUESTS FOR PARTIAL WITHDRAWALS. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Home Office or as of the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

WAIVER OF PARTIAL WITHDRAWAL LIMITS. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder (under some contracts it must be for an unforeseeable emergency), and the following requirements are satisfied:

-    the hardship is certified (required under most contracts);
- the partial withdrawal is taken proportionally from each investment option in which your account invests;
-    the amount is paid directly to you; and
- the amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to severance from employment and the following conditions are met:

- the employer certifies you have separated from service (although the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);
-    the amount withdrawn is paid directly to you; and
- the amount paid for all partial and full withdrawals due to severance from employment during the previous 12- month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

REQUESTS FOR FULL WITHDRAWALS. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account with interest, in five annual payments equal to:

- one-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months (or, under some contracts, during the prior calendar year);
-    one-fourth of the remaining Fixed Plus Account value 12 months later;
-    one-third of the remaining Fixed Plus Account value 12 months later;
-    one-half of the remaining Fixed Plus Account value 12 months later; and
-    the balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

WAIVER OF FULL WITHDRAWAL PROVISIONS. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

- due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);
- due to your death during the accumulation phase. (Some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death); and/or
- when the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (36 months for some contracts issued in the state of New York) (or, under some contracts, within the prior calendar year).

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

1. Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:

-    The hardship is certified by the employer;
-    The amount is paid directly to you; and
- The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period (not applicable to certain contracts issued in New York).

2. For any in-service distributions permitted by the plan and the following conditions are met:

-    The distribution has been certified by the employer;
-    The amount distributed is paid directly to you; and
- The amount paid for all such withdrawals during the previous 12-months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period. (Not applicable to certain contracts issued in New
     York).

3. Due to your separation from service with the employer, provided that all the following apply*:

- The employer certifies that you have separated from service (although the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);
- The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and
- Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

4. If you are at least age 59 1/2and, if applicable, have completed nine payment periods.

5. If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts).

6. For certain contracts issued in the state of New York, due to your disability as described in the Tax Code if all of the following conditions are met:

-    The disability is certified by the employer, or you, as applicable; and
-    The amount is paid directly by you.

7. Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

CHARGES. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

----------
* Instead of the provisions under number 3 above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:

-    The employer certifies that you have separated from service;
-    We receive the withdrawal request within 60 days of the date of separation;
     and
-    You pay a 3% charge based on the entire Fixed Plus Account value.

If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

TRANSFERS. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Home Office, or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

INCOME PHASE. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

CONTRACT LOANS. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

TRANSFER CREDITS. The Company provides a transfer credit in certain circumstances. See "Purchase-Transfer Credits." The transfer credit is a specified percentage of the assets transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. We apply the transfer credit to the current value held in the Fixed Plus Account.

                                   APPENDIX IV

                              PROJECTED SCHEDULE OF
                      ING GET U.S. CORE PORTFOLIO OFFERINGS



                                                 OFFERING DATES           GUARANTEE DATES
--------------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO - SERIES 6         09/10/04 - 12/09/04      12/10/04 - 12/09/11

ING GET U.S. CORE PORTFOLIO - SERIES 7         12/10/04 - 03/08/05      03/09/05 - 03/08/12

ING GET U.S. CORE PORTFOLIO - SERIES 8         03/09/05 - 06/07/05      06/08/05 - 06/07/12

                                   APPENDIX V
                  PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT
                            UNDER AN ANNUITY CONTRACT

FOR PLANS UNDER SECTION 403(b), 401 OR 403(a) OF THE CODE (EXCEPT VOLUNTARY
SECTION 403(b) PLANS)

The employer has adopted a plan under Internal Revenue Code Sections 403(b), 401(a)/401(k) or 403(a) ("Plan") and has purchased an ING Life Insurance and Annuity Company ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer Account.

By electing to participate in the employer's Plan, the participant voluntarily appoints the employer, who is the Contract Holder, as the participant's agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

- The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b), 401(a)/401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b), 401(a)/401(k) or 403(a), the participant has ownership in the value of his/her Employer Account.
- The Company will process transactions only with the employer's written direction to the Company. The participant will be bound by the employer's interpretation of the Plan provisions and its written direction to the Company.
- The employer may permit the participant to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without the employer's written permission, the participant will be unable to make any investment selections under the Contract.
- On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.
- In the event of the participant's death, the employer is the named Beneficiary under the terms of the Contract. The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer's responsibility to direct the Company to properly pay any death benefits.

                                   APPENDIX VI
                         DESCRIPTION OF UNDERLYING FUNDS

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES, AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. PLEASE REFER TO THE FUND PROSPECTUSES FOR THIS AND ADDITIONAL INFORMATION. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT OVERVIEW - QUESTIONS: CONTACTING THE COMPANY", BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.



                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(s)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------    ------------------------   ------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - AIM V.I.    A I M Advisors, Inc.       Seeks growth of capital. Seeks to meet its
   CAPITAL APPRECIATION FUND                                          objective by investing principally in common
(SERIES I SHARES)                                                     stocks of companies the portfolio managers
                                                                      believe are likely to benefit from new or
                                                                      innovative products, services or processes as
                                                                      well as those that have experienced
                                                                      above-average, long-term growth in earnings
                                                                      and have excellent prospects for future growth.


AIM VARIABLE INSURANCE FUNDS - AIM V.I.    A I M Advisors, Inc.       Seeks growth of capital. Seeks to meet its
   CORE EQUITY FUND                                                   objective by investing, normally, at least 80%
(SERIES I SHARES)                                                     of net assets in equity securities, including
                                                                      convertible securities, of established
                                                                      companies that have long-term above-average
                                                                      growth in earnings, and growth companies that
                                                                      the portfolio managers believe have the
                                                                      potential for above-average growth in earnings.

AIM VARIABLE INSURANCE FUNDS - AIM V.I.    A I M Advisors, Inc.       Seeks growth of capital. Seeks to meet its
   GROWTH FUND                                                        investment objective by investing principally
(SERIES I SHARES)                                                     in seasoned and better capitalized companies
                                                                      considered to have strong earnings momentum.

AIM VARIABLE INSURANCE FUNDS - AIM V.I.    A I M Advisors, Inc.       Seeks to achieve long-term growth of capital
   PREMIER EQUITY FUND                                                with a secondary objective of income. Seeks to
(SERIES I SHARES)                                                     meet its objectives by investing, normally, at
                                                                      least 80% of net assets in equity securities,
                                                                      including convertible securities.

AMERICAN CENTURY(R) INCOME & GROWTH FUND   American Century           Seeks capital growth by investing in common
(ADVISOR CLASS)                            Investment Management,     stocks. Income is a secondary objective. Fund
                                           Inc.                       managers select stocks primarily from the
                                                                      largest 1,500 publicly traded U.S. companies
                                                                      using quantitative, computer-driven models in
                                                                      a two-step process that draws heavily on
                                                                      computer technology to construct the portfolio
                                                                      of stock investments that they believe will
                                                                      provide the optimal balance between risk and
                                                                      expected return.


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
                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(s)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------    ------------------------   ------------------------------------------------
CALVERT VARIABLE SERIES, INC. - CALVERT    Calvert Asset Management   Seeks to achieve a competitive total return
   SOCIAL BALANCED PORTFOLIO               Company, Inc.              through an actively managed NONDIVERSIFIED
                                                                      portfolio of stocks, bonds and money market
                                           Subadviser: Brown          instruments which offer income and capital
                                           Capital Management, Inc.   growth opportunity and which satisfy the
                                           and SsgA Funds             investment and social criteria for the
                                           Management, Inc.           Portfolio. Typically invests about 60% of its
                                                                      assets in stocks and 40% in bonds or other
                                                                      fixed-income investments. Stock investments are
                                                                      primarily common stock in large-cap companies,
                                                                      while the fixed-income investments are primarily
                                                                      a wide variety of investment grade bonds.

EUROPACIFIC GROWTH FUND(R)                 Capital Research and       Seeks to provide long-term growth of capital
(CLASS R-4)                                Management Company         by investing in companies based outside the
                                                                      U. S.  Normally, invests at least 80% of its
                                                                      assets in securities of issuers located in
                                                                      Europe and the Pacific Basin.  Also may hold
                                                                      cash or money market instruments.

EVERGREEN SPECIAL VALUES FUND              Evergreen Investment       Seeks to produce growth of capital. Invests
(CLASS A SHARES)                           Management Company, LLC    primarily in common stocks of small U.S.
                                                                      companies. Under normal market conditions,
                                                                      invests at least 80% of assets in common
                                                                      stocks of small U.S. companies (i.e.,
                                                                      companies whose market capitalizations fall
                                                                      within the range tracked by the Russell 2000(R)
                                                                      Value Index, at the time of purchase).

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &      Seeks long-term capital appreciation. Normally
   PRODUCTS - FIDELITY(R)                  Research Company           invests primarily in common stocks of
   VIP CONTRAFUND(R) PORTFOLIO                                        companies whose value the Portfolio's
(INITIAL CLASS)                            Subadvisers: Fidelity      investment adviser believes is not fully
                                           Management & Research      recognized by the public.
                                           (U.K.) Inc.; Fidelity
                                           Management & Research
                                           (Far East) Inc.;
                                           Fidelity Investments
                                           Japan Limited; FMR Co.,
                                           Inc.

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &      Seeks reasonable income. Also considers the
   PRODUCTS - FIDELITY(R) VIP              Research Company           potential for capital appreciation. Seeks to
   EQUITY-INCOME PORTFOLIO                                            achieve a yield which exceeds the composite
(INITIAL CLASS)                            Subadviser: FMR Co., Inc.  yield on the securities comprising the
                                                                      Standard & Poor's 500(SM) Index. Normally
                                                                      invests at least 80% of total assets in
                                                                      income-producing equity securities (which tends
                                                                      to lead to investments in large cap "value"
                                                                      stocks).

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &      Seeks to achieve capital appreciation.
   PRODUCTS - FIDELITY(R) VIP GROWTH       Research Company           Normally invests primarily in common stocks of
   PORTFOLIO                                                          companies the investment adviser believes have
(INITIAL CLASS)                            Subadviser: FMR Co., Inc.  above-average growth potential (often called
                                                                     "growth" stocks).


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
                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(s)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------    ------------------------   ------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &      Seeks long-term growth of capital. Normally
   PRODUCTS - FIDELITY(R) VIP OVERSEAS     Research Company           invests at least 80% of assets in non-U.S.
   PORTFOLIO                                                          securities, primarily in common stocks.
(INITIAL CLASS)

                                           Subadvisers: Fidelity
                                           Management & Research
                                           (U.K.) Inc.; Fidelity
                                           Management & Research
                                           (Far East) Inc.;
                                           Fidelity International
                                           Investment Advisors
                                           (U.K.) Limited; Fidelity
                                           Investments Japan
                                           Limited; FMR Co., Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE      Franklin Advisory          A NONDIVERSIFIED fund that seeks long-term
   PRODUCTS TRUST - FRANKLIN SMALL CAP     Services, LLC              total return. Normally invest at least 80% of
   VALUE SECURITIES FUND                                              net assets in investments of small
(CLASS 2 SHARES)                                                      capitalization companies that have market
                                                                      capitalization values not exceeding $2.5
                                                                      billion, at the time of purchase. Invests in
                                                                      small companies that the fund's manager
                                                                      believes are undervalued.

HIBERNIA MID CAP EQUITY FUND               Hibernia Asset             Seeks total return.  Normally, invests 80% of
  (CLASS A SHARES)                         Management (HAM)           its total assets in equity securities of
                                                                      companies that, at the time of acquisition, have
                                                                      a market value capitalization ranging from $500
                                                                      million to $10 billion. Invests primarily in
                                                                      equity securities of companies with
                                                                      above-average earnings growth prospects or in
                                                                      companies where significant fundamental changes
                                                                      are taking place.

ING PARTNERS, INC. - ING AELTUS            ING Life Insurance and     Seeks to outperform the total return of the
   ENHANCED INDEX PORTFOLIO                Annuity Company            Standard & Poor's Composite Index (S&P 500),
   (formerly ING DSI Enhanced Index                                   while maintaining a market level of risk.
   Portfolio)                              Subadviser: Aeltus         Invests at least 80% of assets in stocks
(SERVICE CLASS)                            Investment                 included in the S&P 500.
                                           Management, Inc.

ING PARTNERS, INC. - ING ALGER             ING Life Insurance and     Seeks long-term capital appreciation. Invests
   AGGRESSIVE GROWTH PORTFOLIO             Annuity Company            primarily (at least 65% of total assets) in
(INITIAL CLASS) AND (SERVICE CLASS)                                   the equity securities of companies having a
                                           Subadviser: Fred Alger     market capitalization within the range of
                                           Management, Inc.           companies in the Russell MidCap Growth Index
                                                                      or the S&P Mid Cap 400 Index.

ING PARTNERS, INC. - ING ALGER GROWTH      ING Life Insurance and     Seeks long-term capital appreciation. Invests
   PORTFOLIO                               Annuity Company            primarily (at least 65% of total assets) in
(SERVICE CLASS)                                                       the equity securities of large companies
                                           Subadviser: Fred Alger     having a market capitalization of $10 billion
                                           Management, Inc.           or greater.


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
                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(s)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------    ------------------------   ------------------------------------------------
ING PARTNERS, INC. - ING AMERICAN          ING Life Insurance and     Seeks long-term growth of capital; income is a
   CENTURY SMALL CAP VALUE PORTFOLIO       Annuity Company            secondary objective. Invests primarily (at
(SERVICE CLASS)                                                       least 80% of net assets under normal
                                           Subadviser: American       circumstances) in U.S. equity securities of
                                           Century Investment         small cap companies. The Portfolio's
                                           Management, Inc.           subadviser considers small cap companies to
                                                                      include those with a market capitalization
                                                                      no larger than that of the largest company
                                                                      in the S&P Small Cap 600 Index or the
                                                                      Russell 2000 Index.

ING PARTNERS, INC. - ING BARON SMALL CAP   ING Life Insurance and     Seeks capital appreciation. Invests primarily
   GROWTH PORTFOLIO                        Annuity Company            (at least 80% of total assets under normal
(SERVICE CLASS)                                                       circumstances) in securities of smaller
                                           Subadviser: BAMCO, Inc.    companies with market values under $2.5
                                                                      billion as measured at the time of purchase.


ING VARIABLE INSURANCE TRUST - ING GET     ING Investments, LLC       Seeks to achieve maximum total return and
  U.S. CORE PORTFOLIO                                                 minimal exposure of the Series' assets to a
                                           Subadviser: Aeltus         market value loss by participating, to the
                                           Investment Management,     extent possible, in favorable equity market
                                           Inc.                       performance during the guarantee period. The
                                                                      Series will not implement an "investment
                                                                      strategy" in any conventional sense.
                                                                      Rather, the Series' asset allocation
                                                                      strategy seeks to optimize the exposure of
                                                                      the Series to the Equity Component while
                                                                      protecting Series' assets. Assets allocated
                                                                      to the Equity Component may be reduced or
                                                                      eliminated in order to conserve assets at a
                                                                      level equal to or above the present value
                                                                      of the Guarantee.

ING PARTNERS, INC. - ING GOLDMAN SACHS(R)  ING Life Insurance and     Seeks long-term growth of capital. Invests,
   CAPITAL GROWTH PORTFOLIO*               Annuity Company            under normal circumstances, at least 90% of
(SERVICE CLASS)                                                       total assets in equity investments.
                                           Subadviser: Goldman
*  Goldman Sachs(R) is a registered        Sachs Asset
   service mark of Goldman, Sachs & Co.,   Management, L.P.
   and it is used by agreement with
   Goldman, Sachs & Co.

ING PARTNERS, INC. - ING JPMORGAN          ING Life Insurance and     Seeks long-term growth of capital. Invests
   FLEMING INTERNATIONAL PORTFOLIO         Annuity Company            primarily (at least 65% of total assets) in
(INITIAL CLASS)                                                       the equity securities of foreign companies
                                           Subadviser: J.P. Morgan    that the subadviser believes have high growth
                                           Fleming Asset Management   potential. Will normally invest in a number of
                                           (London) Ltd.              issuers in several countries other than the
                                                                      U.S. and will invest in securities in both
                                                                      developed and developing markets.

ING PARTNERS, INC. - ING JPMORGAN MID      ING Life Insurance and     Seeks growth from capital appreciation. A
   CAP VALUE PORTFOLIO                     Annuity Company            NONDIVERSIFIED Portfolio that invests
(SERVICE CLASS)                                                       primarily (at least 80% of net assets under
                                           Subadviser: J.P. Morgan    normal circumstances) in a broad portfolio of
                                           Investment Management      common stocks of companies with market
                                           Inc.                       capitalizations of $1 billion to $20 billion
                                                                      at the time of purchase that the subadviser
                                                                      believes to be undervalued.


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
                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(s)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------    ------------------------   ------------------------------------------------
ING INVESTORS TRUST - ING JULIUS BAER      Directed Services, Inc.    Seeks long-term growth of capital.  Under
    FOREIGN PORTFOLIO                                                 normal conditions, invests in a wide variety
(CLASS S)                                  Subadviser: Julius Baer    of international equity securities issued
                                           Investment Management,     through the world, normally excluding the
                                           Inc.                       United States.  Normally invests at least 80%
                                                                      of its assets in equity securities tied
                                                                      economically to countries outside the United
                                                                      States.

ING PARTNERS, INC. - ING MFS CAPITAL       ING Life Insurance and     Seeks capital appreciation. Invests primarily
   OPPORTUNITIES PORTFOLIO                 Annuity Company            (at least 65% of net assets) in common stocks
(INITIAL CLASS)                                                       and related securities, such as preferred
                                           Subadviser:                stocks, convertible securities and depositary
                                           Massachusetts Financial    receipts.
                                           Services Company

ING PARTNERS, INC. - ING MFS GLOBAL        ING Life Insurance and     Seeks capital appreciation. Invests primarily
   GROWTH PORTFOLIO                        Annuity Company            (at least 65% of net assets under normal
(SERVICE CLASS)                                                       circumstances) in common stocks and related
                                           Subadviser:                equity securities such as preferred stock,
                                           Massachusetts Financial    convertible securities and depositary
                                           Services Company           receipts. Invests in securities of companies
                                                                      worldwide growing at rates expected to be well
                                                                      above the growth rate of the overall U.S.
                                                                      economy.

ING INVESTORS TRUST - ING MFS TOTAL        Directed Services, Inc.    Seeks above-average income (compared to a
    RETURN PORTFOLIO                                                  portfolio entirely invested in equity
(CLASS S)                                  Subadviser:                securities) consistent with the prudent
                                           Massachusetts Financial    employment of capital. Secondarily seeks
                                           Services Company           reasonable opportunity for growth of capital
                                                                      and income. Invests in a combination of equity
                                                                      and fixed income securities.

ING PARTNERS, INC. - ING OPCAP BALANCED    ING Life Insurance and     Seeks capital growth, and secondarily,
   VALUE PORTFOLIO                         Annuity Company            investment income. Under normal market
(SERVICE CLASS)                                                       conditions, invests at least 25% of total
                                           Subadviser: OpCap          assets in equity securities, including common
                                           Advisors LLC               stocks and preferred stocks and expects to
                                                                      have between 50% to 75% of total assets
                                                                      invested in equities. Also invests at least
                                                                      25% of total assets in fixed-income senior
                                                                      securities including bonds, debentures,
                                                                      notes, participation interests in loans,
                                                                      convertible securities and U.S. Government
                                                                      securities.

ING PARTNERS, INC. - ING PIMCO TOTAL       ING Life Insurance and     Seeks maximum total return, consistent with
   RETURN PORTFOLIO                        Annuity Company            capital preservation and prudent investment
(SERVICE CLASS)                                                       management. Invests under normal circumstances
                                           Subadviser: Pacific        at least 65% of net assets plus borrowings for
                                           Investment Management      investment purposes in a diversified portfolio
                                           Company LLC                of fixed income instruments of varying
                                                                      maturities. Invests primarily in investment
                                                                      grade debt securities, but may invest up to
                                                                      10% of its assets in high yield securities
                                                                      ("junk bonds") rated B or higher by Moody's
                                                                      or S&P, or, if unrated, determined by the
                                                                      subadviser to be of comparable quality.


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
                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(s)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------    ------------------------   ------------------------------------------------
ING PARTNERS, INC. - ING SALOMON           ING Life Insurance and     Seeks long-term growth of capital. Invests
   BROTHERS AGGRESSIVE GROWTH PORTFOLIO    Annuity Company            primarily (at least 80% of net assets under
(INITIAL CLASS)                                                       normal circumstances) in common stocks
                                                                      and related securities, such as
                                           Subadviser: Salomon        preferred stock, convertible
                                           Brothers Asset             securities and depositary receipts, of
                                           Management Inc             emerging growth companies.

ING PARTNERS, INC. - ING SALOMON           ING Life Insurance and     Seeks capital appreciation. A NONDIVERSIFIED
   BROTHERS FUNDAMENTAL VALUE              Annuity Company            Portfolio that invests primarily in common
   PORTFOLIO                                                          stocks and common stock equivalents, such as
(SERVICE CLASS)                            Subadviser: Salomon        preferred stocks and securities convertible in
                                           Brothers Asset             common stocks, of companies the subadviser
                                           Management Inc             believes are undervalued in the marketplace. May
                                                                      invest in investment grade fixed-income
                                                                      securities and may invest up to 20% of net
                                                                      assets in non-convertible debt securities rated
                                                                      below investment grade or, if unrated, are of
                                                                      equivalent quality as determined by the
                                                                      subadviser. May also invest up to 20% of assets
                                                                      in securities of foreign issuers.

ING PARTNERS, INC. - ING SALOMON           ING Life Insurance and     Seeks long-term growth of capital, and
   BROTHERS INVESTORS VALUE PORTFOLIO      Annuity Company            secondarily, current income. Invests primarily
(SERVICE CLASS)                                                       in common stocks of established U.S.
                                           Subadviser: Salomon        companies. To a lesser degree, invests in
                                           Brothers Asset             income producing securities such as debt
                                           Management Inc             securities. May also invest in other equity
                                                                      securities, including up to 20% of its assets
                                                                      in securities of foreign issuers.

ING INVESTORS TRUST - ING STOCK INDEX      Directed Services, Inc.    Seeks total return.  Normally invests at least
    PORTFOLIO                                                         80% of its assets in equity securities of
(CLASS I)                                  Subviser: Aeltus           companies included in the S&P's 500 Composite
                                           Investment Management,     Stock Price Index (the "S&P Index") or equity
                                           Inc. (ING Aeltus)          securities of companies that are
                                                                      representative of the S&P Index (including
                                                                      derivatives).

ING INVESTORS TRUST - ING T. ROWE PRICE    Directed Services, Inc.    Seeks substantial dividend income as well as
    EQUITY INCOME PORTFOLIO                                           long-term growth of capital. Normally invests
(CLASS S)                                  Subadviser: T. Rowe        at least 80% of its assets in common stocks,
                                           Price Associat,  m,s,      with 65% in the common stocks of
                                           Inc.                       well-established companies paying
                                                                      above-average dividends. May also invest in
                                                                      convertible securities, warrants and preferred
                                                                      stocks, foreign securities, debt securities
                                                                      including high-yield debt securities and future
                                                                      and options.

ING PARTNERS, INC. - ING T. ROWE PRICE     ING Life Insurance and     Seeks long-term capital growth, and
   GROWTH EQUITY PORTFOLIO                 Annuity Company            secondarily, increasing dividend income.
(SERVICE CLASS)                                                       Invests primarily (at least 80% of net assets
                                           Subadviser: T. Rowe        under normal circumstances) in common stocks.
                                           Price Associates, Inc.     Concentrates its investments in growth
                                                                      companies. Investments in foreign securities
                                                                      are limited to 30% of total assets.


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
                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(s)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------    ------------------------   ------------------------------------------------
ING PARTNERS, INC. - ING UBS U.S.          ING Life Insurance and     Seeks total return, consisting of long-term
   ALLOCATION PORTFOLIO (formerly ING      Annuity Company            capital appreciation and current income.
   UBS Tactical Asset Allocation                                      Invests, under normal circumstances, at least
   Portfolio)                              Subadviser: UBS Global     80% of net assets (plus borrowings for
(SERVICE CLASS)                            Asset Management (US)      investment purposes, if any) in U.S.
                                           Inc.                       securities. Allocates assets among the major
                                                                      domestic asset classes (U.S. fixed income and
                                                                      U.S. equities) based upon the subadviser's
                                                                      assessment of prevailing market conditions in
                                                                      the U.S. and abroad.

ING PARTNERS, INC. - ING UBS U.S. LARGE    ING Life Insurance and     Seeks long-term growth of capital and future
   CAP EQUITY PORTFOLIO (formerly ING      Annuity Company            income. Under normal circumstances, invests at
   MFS Research Equity Portfolio)                                     least 80% of net assets (plus borrowings for
(INITIAL CLASS)                            Subadviser: UBS Global     investment purposes, if any) in U.S. equity
                                           Asset Management           securities. Investments in equity securities
                                           (Americas) Inc.            may include dividend-paying securities, common
                                                                      stock and preferred stock.

ING PARTNERS, INC. - ING VAN               ING Life Insurance and     Seeks capital growth and income. Invests in a
   KAMPEN COMSTOCK PORTFOLIO               Annuity Company            portfolio of equity securities, including common
(SERVICE CLASS)                                                       stocks, preferred stocks and securities
                                           Subadviser: Van Kampen     convertible into common and preferred stocks.

ING VP BALANCED PORTFOLIO, INC.            ING Investments, LLC       Seeks to maximize investment return,
(CLASS I SHARES)                                                      consistent with reasonable safety of
                                           Subadviser: Aeltus         principal, by investing in a diversified
                                           Investment Management,     portfolio of one or more of the following
                                           Inc.                       asset classes: stocks, bonds and cash
                                                                      equivalents, based on the judgment of the
                                                                      Portfolio's management, of which of those
                                                                      sectors or mix thereof offers the best
                                                                      investment prospects. Typically maintains
                                                                      approximately 60% of total assets in equities
                                                                      and approximately 40% of total assets in debt
                                                                      (including money market instruments). The
                                                                      Portfolio may invest up to 15% of total assets
                                                                      in high-yield instruments.

ING VP BOND PORTFOLIO                      ING Investments, LLC       Seeks to maximize total return as is
(CLASS I SHARES)                                                      consistent with reasonable risk, through
                                           Subadviser: Aeltus         investment in a diversified portfolio
                                           Investment Management,     consisting of investment-grade corporate
                                           Inc.                       bonds, and debt securities issued or
                                                                      guaranteed by the U.S. Government, its agencies
                                                                      or instrumentalities. Under normal market
                                                                      conditions, invests at least 80% of assets in
                                                                      high-grade corporate bonds, mortgage-related and
                                                                      other asset-backed securities, and securities
                                                                      issued or guaranteed by the U.S. Government, its
                                                                      agencies or instrumentalities. May also invest
                                                                      up to 15% of total assets in high-yield
                                                                      instruments and up to 25% of total assets in
                                                                      foreign debt securities.


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
                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(s)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------    ------------------------   ------------------------------------------------
ING VARIABLE PRODUCTS TRUST - ING VP       ING Investments, LLC       Seeks long-term capital appreciation. Invests,
   FINANCIAL SERVICES PORTFOLIO                                       under normal market conditions, at least 80%
(CLASS I SHARES)                           Subadviser: Aeltus         of assets in equity securities and equity
                                           Investment Management,     equivalent securities of companies principally
                                           Inc.                       engaged in the financial services industry. As
                                                                      a general matter, the Portfolio expects these
                                                                      investments to be in common stocks of large-,
                                                                      mid- and small-sized companies. May invest
                                                                      remaining 20% of assets in equity or debt
                                                                      securities of financial services companies or
                                                                      companies that are not financial services
                                                                      companies, and in money market instruments.

ING VARIABLE PORTFOLIOS, INC. - ING VP     ING Investments, LLC       Seeks long-term capital appreciation. Normally
   GLOBAL SCIENCE AND TECHNOLOGY                                      invests at least 80% of net assets in equity
   PORTFOLIO (formerly ING VP Technology   Subadviser: BlackRock      securities issued by science and technology
   Portfolio)                              Advisors, Inc.             companies in all market capitalization ranges.
(CLASS I SHARES)                                                      Will invest primarily in equity securities of
                                                                      U.S. and non-U.S. companies selected for their
                                                                      rapid and sustainable growth potential from
                                                                      the development, advancement and use of
                                                                      science and/or technology. May invest up to
                                                                      25% of its net assets in stocks of issuers in
                                                                      emerging market countries.

ING VARIABLE FUNDS - ING VP GROWTH AND     ING Investments, LLC       Seeks to maximize total return through
   INCOME PORTFOLIO                                                   investments in a diversified portfolio of
(CLASS I SHARES)                           Subadviser: Aeltus         common stocks and securities convertible into
                                           Investment Management,     common stock. Under normal market conditions,
                                           Inc.                       invests at least 65% of total assets in common
                                                                      stocks that the subadviser believes have
                                                                      significant potential for capital appreciation
                                                                      or income growth or both.

ING VARIABLE PORTFOLIOS, INC. - ING VP     ING Investments, LLC       Seeks growth of capital through investment in
   GROWTH PORTFOLIO                                                   a diversified portfolio consisting primarily
(CLASS I SHARES)                           Subadviser: Aeltus         of common stocks and securities convertible
                                           Investment Management,     into common stocks believed to offer growth
                                           Inc.                       potential. Under normal market conditions,
                                                                      invests at least 65% of total assets in common
                                                                      stocks and securities convertible into common
                                                                      stock.

ING VARIABLE PORTFOLIOS, INC. - ING VP     ING Investments, LLC       Seeks to outperform the total return
   INDEX PLUS LARGECAP PORTFOLIO                                      performance of the Standard & Poor's 500
(CLASS I SHARES)                           Subadviser: Aeltus         Composite Stock Price Index (S&P 500 Index),
                                           Investment Management,     while maintaining a market level of risk.
                                           Inc.                       Invests at least 80% of assets in stocks
                                                                      included in the S&P 500 Index. The subadviser's
                                                                      objective is to overweight those stocks in the
                                                                      S&P 500 Index that it believes will outperform
                                                                      the index and underweight or avoid those stocks
                                                                      that it believes will underperform the index.


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
                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(s)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------    ------------------------   ------------------------------------------------
ING VARIABLE PORTFOLIOS, INC. - ING VP     ING Investments, LLC       Seeks to outperform the total return
   INDEX PLUS MIDCAP PORTFOLIO                                        performance of the Standard & Poor's MidCap
(CLASS I SHARES)                           Subadviser: Aeltus         400 Index (S&P MidCap 400 Index), while
                                           Investment Management,     maintaining a market level of risk. Invests at
                                           Inc.                       least 80% of assets in stocks included in the
                                                                      S&P MidCap 400 Index. The subadviser's objective
                                                                      is to overweight those stocks in the S&P MidCap
                                                                      400 Index that it believes will outperform the
                                                                      index and underweight or avoid those stocks that
                                                                      it believes will underperform the index.

ING VARIABLE PORTFOLIOS, INC. - ING VP     ING Investments, LLC       Seeks to outperform the total return
   INDEX PLUS SMALLCAP PORTFOLIO                                      performance of the Standard and Poor's
(CLASS I SHARES)                           Subadviser: Aeltus         SmallCap 600 Index (S&P 600 Index), while
                                           Investment Management,     maintaining a market level of risk. Invests at
                                           Inc.                       least 80% of assets in stocks included in the
                                                                      S&P 600 Index. The subadviser's objective is to
                                                                      overweight those stocks in the S&P 600 Index
                                                                      that it believes will outperform the index and
                                                                      underweight or avoid those stocks that it
                                                                      believes will underperform the index.

ING VARIABLE PORTFOLIOS, INC. - ING VP     ING Investments, LLC       Seeks long-term capital growth primarily
   INTERNATIONAL EQUITY PORTFOLIO                                     through investment in a diversified portfolio
(CLASS I SHARES)                           Subadviser: Aeltus         of common stocks principally traded in
                                           Investment Management,     countries outside of the United States. The
                                           Inc.                       Portfolio will not target any given level of
                                                                      current income. Under normal market conditions,
                                                                      invests at least 80% of assets in equity
                                                                      securities. At least 65% of assets will normally
                                                                      be invested in securities principally traded in
                                                                      three or more countries outside of the U.S.
                                                                      These securities may include common stocks as
                                                                      well as securities convertible into common
                                                                      stock.

ING VARIABLE PRODUCTS TRUST - ING VP       ING Investments, LLC       Seeks long-term capital appreciation. Invests
   INTERNATIONAL VALUE PORTFOLIO                                      primarily in foreign companies with market
(CLASS I SHARES)                           Subadviser: Aeltus         capitalizations greater than $1 billion, but
                                           Investment Management,     may hold up to 25% of assets in companies with
                                           Inc.                       smaller market capitalizations. Under normal
                                                                      circumstances, will invest at least 65% of total
                                                                      assets in securities of companies located in at
                                                                      least three countries other than the U.S., which
                                                                      may include emerging market countries.

ING VARIABLE PRODUCTS TRUST - ING VP       ING Investments, LLC       Seeks growth of capital, with dividend income
   MAGNACAP PORTFOLIO                                                 as a secondary consideration. Will normally
(CLASS I SHARES)                           Subadviser: Aeltus         invest at least 80% of assets in common stock
                                           Investment Management,     of large companies. For this Portfolio, large
                                           Inc.                       companies are those included in the 500
                                                                      largest U.S. companies, as measured by total
                                                                      revenues, net assets, cash flow or earnings,
                                                                      or the 1,000 largest companies as measured by
                                                                      equity market capitalization.


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
                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(s)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------    ------------------------   ------------------------------------------------
ING VARIABLE PRODUCTS TRUST - ING VP       ING Investments, LLC       Seeks long-term capital appreciation. Normally
   MIDCAP OPPORTUNITIES PORTFOLIO                                     invests at least 80% of assets in the common
(CLASS I SHARES)                           Subadviser: Aeltus         stocks of mid-sized U.S. companies that the
                                           Investment Management,     subadviser believes have above average
                                           Inc.                       prospects for growth. For this Portfolio,
                                                                      mid-size companies are those with market
                                                                      capitalizations that fall within the range of
                                                                      companies in the Russell MidCap Growth Index.

ING VP MONEY MARKET PORTFOLIO              ING Investments, LLC       Seeks to provide high current return,
(CLASS I SHARES)                                                      consistent with preservation of capital and
                                           Subadviser: Aeltus         liquidity, through investment in high-quality
                                           Investment Management,     money market instruments. Invests in a
                                           Inc.                       diversified portfolio of high-quality fixed
                                                                      income securities denominated in U.S. dollars,
                                                                      with short remaining maturities. THERE IS NO
                                                                      GUARANTEE THAT THE ING VP MONEY MARKET
                                                                      SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL
                                                                      RETURN.

ING   VP NATURAL RESOURCES TRUST           ING Investments, LLC       A NONDIVERSIFIED Portfolio that seeks long-term
                                                                      growth of capital primarily through
                                           Subadviser: Aeltus         investment in common stocks of companies that
                                           Investment Management,     own or develop natural resources and other basic
                                           Inc.                       commodities, or supply goods and services to
                                                                      such companies. Capital appreciation will be the
                                                                      primary determinant of total return and income
                                                                      is a secondary consideration. Normally invests
                                                                      at least 80% of assets in companies with
                                                                      substantial natural resource assets or companies
                                                                      that supply goods and services to such
                                                                      companies.

ING VARIABLE PRODUCTS TRUST - ING VP       ING Investments, LLC       Seeks total return. Under normal market
   REAL ESTATE PORTFOLIO                                              conditions, invests at least 80% of assets in
(CLASS I SHARES)                           Subadviser: ING Clarion    common and preferred stocks of U.S. real
                                           Real Estate Securities.    estate investment trusts (REITs) and real
                                                                      estate companies. For this Portfolio, real
                                                                      estate companies consist of companies that are
                                                                      principally engaged in the real estate industry.
                                                                      May invest in companies with any market
                                                                      capitalization; however, the subadviser will
                                                                      generally not invest in companies with market
                                                                      capitalization of less than $100 million at the
                                                                      time of purchase.

ING VARIABLE PORTFOLIOS, INC. - ING VP     ING Investments, LLC       Seeks growth of capital primarily through
   SMALL COMPANY PORTFOLIO                                            investment in a diversified portfolio of
(CLASS I SHARES)                           Subadviser: Aeltus         common stocks and securities convertible into
                                           Investment Management,     common stocks of companies with smaller market
                                           Inc.                       capitalizations. Under normal market
                                                                      conditions, invests at least 80% of net assets
                                                                      in common stocks and securities convertible into
                                                                      common stock of small-capitalization companies.


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
                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(s)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------    ------------------------   ------------------------------------------------
ING VARIABLE PRODUCTS TRUST - ING VP       ING Investments, LLC       Seeks long-term capital appreciation. Normally
   SMALLCAP OPPORTUNITIES PORTFOLIO                                   invests at least 80% of assets in the common
(CLASS I SHARES)                           Subadviser: Aeltus         stock of smaller, lesser-known U.S. companies
                                           Investment Management,     that the subadviser believes have above
                                           Inc.                       average prospects for growth. For this
                                                                      Portfolio, smaller companies are those with
                                                                      market capitalizations that fall within the
                                                                      range of companies in the Russell 2000
                                                                      Growth Index.

ING STRATEGIC ALLOCATION PORTFOLIOS,       ING Investments, LLC       Seeks to provide total return (i.e., income
   INC. - ING VP STRATEGIC ALLOCATION                                 and capital appreciation, both realized and
   BALANCED PORTFOLIO                      Subadviser: Aeltus         unrealized). Managed for investors seeking a
(CLASS I SHARES)                           Investment Management,     balance between income and capital
                                           Inc.                       appreciation who generally have an investment
                                                                      horizon exceeding ten years and a moderate
                                                                      level of risk tolerance. Under normal
                                                                      market conditions, allocates assets among
                                                                      several classes of equities, fixed-income
                                                                      securities (including up to 15% of total
                                                                      assets in high-yield instruments) and money
                                                                      market instruments. The benchmark portfolio
                                                                      is 60% equities, 35% fixed income and 5%
                                                                      money market instruments under neutral
                                                                      market conditions.

ING STRATEGIC ALLOCATION PORTFOLIOS,       ING Investments, LLC       Seeks to provide capital appreciation. Managed
   INC. -  ING VP STRATEGIC ALLOCATION                                for investors seeking capital appreciation who
   GROWTH PORTFOLIO                        Subadviser: Aeltus         generally have an investment horizon exceeding
(CLASS I SHARES)                           Investment Management,     15 years and a high level of risk tolerance.
                                           Inc.                       Under normal market conditions, allocates
                                                                      assets among several classes of equities,
                                                                      fixed-income securities (including up to
                                                                      15% of total assets in high-yield
                                                                      instruments) and money market instruments.
                                                                      The benchmark portfolio is 80% equities and
                                                                      20% fixed income under neutral market
                                                                      conditions.

ING STRATEGIC ALLOCATION PORTFOLIOS,       ING Investments, LLC       Seeks to provide total return consistent with
   INC. - ING VP STRATEGIC ALLOCATION                                 preservation of capital. Managed for investors
   INCOME PORTFOLIO                        Subadviser: Aeltus         primarily seeking total return consistent with
(CLASS I SHARES)                           Investment Management,     capital preservation who generally have an
                                           Inc.                       investment horizon exceeding five years and a
                                                                      low level of risk tolerance. Under normal
                                                                      market conditions, allocates assets among
                                                                      several classes of equities, fixed-income
                                                                      securities (including up to 15% of total
                                                                      assets in high-yield instruments) and money
                                                                      market instruments. The benchmark portfolio
                                                                      is 35% equities, 55% fixed income and 10%
                                                                      money market instruments under neutral
                                                                      market conditions.


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


                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(s)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------    ------------------------   ------------------------------------------------
ING VARIABLE PORTFOLIOS, INC. - ING VP     ING Investments, LLC       Seeks growth of capital primarily through
   VALUE OPPORTUNITY PORTFOLIO                                        investment in a diversified portfolio of
(CLASS I SHARES)                           Subadviser: Aeltus         common stocks and securities convertible into
                                           Investment Management,     common stock. Under normal market conditions,
                                           Inc.                       invests at least 65% of total assets in common
                                                                      stocks and securities convertible into common
                                                                      stock.

JANUS ASPEN SERIES - BALANCED              Janus Capital              Seeks long-term capital growth, consistent
  PORTFOLIO                                                           with preservation of capital and balanced by
(INSTITUTIONAL SHARES)                                                current income. Normally invests 40-60% of its
                                                                      assets in securities selected primarily for
                                                                      their growth potential and 40-60% of its assets
                                                                      in securities selected primarily for their
                                                                      income potential. Will normally invest at least
                                                                      25% of its assets in fixed-income securities.

JANUS ASPEN SERIES - CAPITAL               Janus Capital              A NONDIVERSIFIED Portfolio that seeks long-term
   APPRECIATION PORTFOLIO                                             growth of capital. Invests primarily in common
(SERVICE SHARES)                                                      stocks selected for their growth potential. May
                                                                      invest in companies of any size, from larger,
                                                                      well-established companies to smaller, emerging
                                                                      growth companies.

JANUS ASPEN SERIES - FLEXIBLE              Janus Capital              Seeks to obtain maximum total return, consistent
   INCOME PORTFOLIO                                                   with the preservation of capital. Invests
(INSTITUTIONAL SHARES)                                                primarily in a wide variety of income-producing
                                                                      securities such as corporate bonds and notes,
                                                                      government securities, including agency
                                                                      securities, and preferred stock. Will invest at
                                                                      least 80% of its assets in income-producing
                                                                      securities. Will invest at least 65% of its
                                                                      assets in investment grade debt securities and
                                                                      will maintain an average-weighted effective
                                                                      maturity of five to ten years. Will limit its
                                                                      investment in high-yield/high-risk bonds to less
                                                                      than 35% of its net assets.

JANUS ASPEN SERIES - GROWTH                Janus Capital              Seeks long-term growth of capital in a manner
   PORTFOLIO                                                          consistent with the preservation of capital.
(INSTITUTIONAL SHARES)                                                Invests primarily in common stocks selected for
                                                                      their growth potential. Although it can invest
                                                                      in companies of any size, it generally invests
                                                                      in larger, more established companies.

JANUS ASPEN SERIES - MID CAP GROWTH        Janus Capital              Seeks long-term growth of capital. Invests,
   PORTFOLIO                                                          under normal circumstances, at least 80% of
(INSTITUTIONAL SHARES)                                                its net assets in equity securities of mid-sized
                                                                      companies whose market capitalization falls, at
                                                                      the time of purchase, in the 12-month average of
                                                                      the capitalization ranges of the Russell MidCap
                                                                      Growth Index.


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


                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(s)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------    ------------------------   ------------------------------------------------
JANUS ASPEN SERIES - WORLDWIDE             Janus Capital              Seeks long-term growth of capital in a manner
   GROWTH PORTFOLIO                                                   consistent with the preservation of capital.
(INSTITUTIONAL SHARES)                                                Invests primarily in common stocks of companies
                                                                      of any size located throughout the world.
                                                                      Normally invests in issuers from at least five
                                                                      different countries, including the United
                                                                      States. May at times invest in fewer than five
                                                                      countries or even in a single country.

JANUS TWENTY FUND                          Janus Capital              A NONDIVERSIFIED portfolio that seeks long-term
                                                                      growth of capital. Invests primarily in a core
                                                                      group of 20-30 common stocks selected for their
                                                                      growth potential.

LORD ABBETT SERIES FUND, INC. - GROWTH     Lord, Abbett & Co. LLC     Seeks long-term growth of capital and income
   AND INCOME PORTFOLIO                                               without excessive fluctuations in market
(CLASS VC SHARES)                                                     value. Primarily purchases equity securities
                                                                      of large, seasoned, U.S. and multinational
                                                                      companies which Lord Abbett believes are
                                                                      undervalued. Under normal circumstances, will
                                                                      invest at least 80% of net assets in equity
                                                                      securities of large companies with market
                                                                      capitalizations of at least $5 billion at the
                                                                      time of purchase. This market capitalization
                                                                      may vary in response to changes in the
                                                                      markets.  Equity securities may include common
                                                                      stocks, convertible bonds, convertible
                                                                      preferred stocks and warrants and similar
                                                                      instruments.

LORD ABBETT SERIES FUND, INC. - MID-CAP    Lord, Abbett & Co. LLC     Seeks capital appreciation through
   VALUE PORTFOLIO                                                    investments, primarily in equity securities,
(CLASS VC SHARES)                                                     which are believed to be undervalued in the
                                                                      marketplace. Normally invests at least 80% of
                                                                      net assets, plus the amount of any borrowings
                                                                      for investment purposes, in equity securities
                                                                      of mid-sized companies, those with market
                                                                      capitalizations of roughly $500 million to $10
                                                                      billion, at the time of purchase. This market
                                                                      capitalization range may vary in response to
                                                                      changes in the markets.

NEW PERSPECTIVE FUND(R)                    Capital Research and       Seeks to provide long-term growth of capital.
(CLASS R-4)                                Management Company         Future income is a secondary objective.
                                                                      Invests primarily in common stocks, including
                                                                      growth-oriented stocks, on a global basis to
                                                                      take advantage of investment opportunities
                                                                      generated by changes in international trade
                                                                      patterns and economic and political
                                                                      relationships. Also may invest in cash or money
                                                                      market instruments.

OPPENHEIMER DEVELOPING MARKETS FUND        OppenheimerFunds, Inc.     Aggressively seeks capital appreciation.
(CLASS A SHARES)                                                      Invests mainly in common stocks of issuers in
                                                                      emerging and developing markets throughout the
                                                                      world. Under normal market conditions, will
                                                                      invest at least 80% of total assets in equity
                                                                      securities of issuers whose principal activities
                                                                      are in at least three developing markets.


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
                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(s)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------    ------------------------   ------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS -       OppenheimerFunds, Inc.     Seeks long-term capital appreciation by
   OPPENHEIMER GLOBAL SECURITIES FUND/VA                              investing a substantial portion of assets in
                                                                      securities of foreign issuers, "growth-type"
                                                                      companies, cyclical industries and special
                                                                      situations that are considered to have
                                                                      appreciation possibilities. Invests mainly in
                                                                      common stocks and can also buy other equity
                                                                      securities, including preferred stocks and
                                                                      convertible securities in the U.S. and foreign
                                                                      countries.

OPPENHEIMER VARIABLE ACCOUNT FUNDS -       OppenheimerFunds, Inc.     Seeks a high level of current income
   OPPENHEIMER STRATEGIC BOND FUND/VA                                 principally derived from interest on debt
                                                                      securities. Invests mainly in debt securities
                                                                      of issuers in three market sectors: foreign
                                                                      governments and companies, U.S. Government
                                                                      securities, and lower-grade high-yield
                                                                      securities of U.S. and foreign companies.

PAX WORLD BALANCED FUND, INC.              Pax World Management       Seeks to provide its shareholders with a
                                           Corp.                      diversified holding of securities of companies
                                                                      that offer primarily income and conservation of
                                                                      principal and secondarily possible long-term
                                                                      growth of capital. Intends to invest about 60%
                                                                      of assets in common and preferred stock and/or
                                                                      securities convertible into common stock and 40%
                                                                      in bonds and/or debentures. These percentages
                                                                      may vary, however, depending upon market
                                                                      conditions.

PIMCO VIT - REAL RETURN PORTFOLIO          Pacific Investment         Seeks maximum real return, consistent with
   (ADMINISTRATIVE CLASS)                  Management Company LLC     preservation of real capital and prudent
                                           (PIMCO)                    investment management. Invests primarily in
                                                                      investment grade securities, but may invest up
                                                                      to 10% of its assets in high yield securities
                                                                      ("junk bonds") rated B or higher by Moody's or
                                                                      S&P, or, if unrated, determined by PIMCO to be
                                                                      of comparable quality.

PIONEER VARIABLE CONTRACTS TRUST -         Pioneer Investment         Seeks current income and long-term growth of
   PIONEER EQUITY INCOME VCT PORTFOLIO     Management, Inc.           capital from a portfolio consisting primarily
(CLASS I SHARES)                                                      of income producing equity securities of U.S.
                                                                      corporations. Normally, the portfolio invests
                                                                      at least 80% of its total assets in income
                                                                      producing equity securities of U.S. issuers.
                                                                      The income producing equity securities in
                                                                      which the portfolio may invest include common
                                                                      stocks, preferred stocks and interests in real
                                                                      estate investment trusts (REITs). The
                                                                      remainder of the portfolio may be invested in
                                                                      debt securities, most of which are expected to
                                                                      be convertible into common stocks.


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
                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(s)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------    ------------------------   ------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST -         Pioneer Investment         Seeks reasonable income and capital growth.
   PIONEER FUND VCT PORTFOLIO              Management, Inc.           Invests in a broad list of carefully selected,
(CLASS I SHARES)                                                      reasonably priced securities rather than in
                                                                      securities whose prices reflect a premium
                                                                      resulting from their current market
                                                                      popularity. The portfolio invests the major
                                                                      portion of its assets in equity securities,
                                                                      primarily of U.S. issuers. For purposes of the
                                                                      portfolio's investment policies, equity
                                                                      securities include common stocks, convertible
                                                                      debt and other equity instruments, such as
                                                                      depositary receipts, warrants, rights,
                                                                      interests in real estate investment trusts
                                                                      (REITs) and preferred stocks.

PIONEER VARIABLE CONTRACTS TRUST -         Pioneer Investment         Seeks to maximize total return through a
   PIONEER HIGH YIELD VCT PORTFOLIO        Management, Inc.           combination of income and capital
(CLASS I SHARES)                                                      appreciation. Normally, the portfolio invests at
                                                                      least 80% of its total assets in below
                                                                      investment grade (high yield) debt securities
                                                                      and preferred stocks.

PIONEER VARIABLE CONTRACTS TRUST -         Pioneer Investment         Seeks capital appreciation by investing in a
   PIONEER MID CAP VALUE VCT PORTFOLIO     Management, Inc.           diversified portfolio of securities consisting
(CLASS I SHARES)                                                      primarily of common stocks.  Normally, invests
                                                                      at least 80% of total assets in equity
                                                                      securities of mid-size companies, that is,
                                                                      companies with market values within the range
                                                                      of market values of companies included in the
                                                                      Russell Midcap(R) Value Index.

TEMPLETON INCOME TRUST - TEMPLETON         Franklin Advisers, Inc.    Seeks current income with capital appreciation
   GLOBAL BOND FUND                                                   and growth of income. Under normal market
(CLASS A SHARES)                                                      conditions, invests at least 80% of its net
                                                                      assets in "bonds." "Bonds" include debt
                                                                      securities of any maturity, such as bonds,
                                                                      notes and debentures. In addition, at least
                                                                      65% of the fund's total assets will be
                                                                      invested in issuers located in at least three
                                                                      countries (including the U.S.) including
                                                                      emerging markets. May invest up to 25% of its
                                                                      total assets in bonds that are rated below
                                                                      investment grade.

THE GROWTH FUND OF AMERICA(R)              Capital Research and       Seeks to provide long-term growth of capital
(CLASS R-4)                                Management Company         through a diversified portfolio of common
                                                                      stocks.  May invest 15% of assets outside of
                                                                      the U.S. Invests primarily in common stocks,
                                                                      and also may invest in cash or money market
                                                                      instruments.

WANGER ADVISORS TRUST - WANGER SELECT      Columbia Wanger Asset      A NONDIVERSIFIED fund that seeks long-term
                                           Management, L.P.           growth of capital. Invests primarily in the
                                                                      stocks of medium- to larger-size U.S. companies.
                                                                      Invests in a limited number of companies
                                                                      (between 20-25) with market capitalizations
                                                                      under $15 billion, offering the potential to
                                                                      provide above-average growth over time.


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
                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(s)/SUMMARY OF
FUND NAME                                  SUBADVISER                 PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------    ------------------------   ------------------------------------------------
WANGER ADVISORS TRUST - WANGER U.S.        Columbia Wanger Asset      Seeks long-term growth of capital. Under
   SMALLER COMPANIES                       Management, L.P.           normal circumstances, invests at least 80% of
                                                                      net assets (plus any borrowings for investment
                                                                      purposes), at market value at the time of
                                                                      investment, in securities of domestic companies
                                                                      with total stock market capitalizations of $5
                                                                      billion or less.

WASHINGTON MUTUAL INVESTORS                Capital Research and       Seeks to produce income and to provide an
   FUND(SM)                                Management Company         opportunity for growth of principal consistent
(CLASS R-4)                                                           with sound common stock investing.  Strives to
                                                                      accomplish this objective through fundamental
                                                                      research, careful selection, and broad
                                                                      diversification. The fund's policy is to
                                                                      maintain at all times a fully invested and
                                                                      widely diversified portion of securities;
                                                                      however, the fund may hold, to a limited
                                                                      extent, short-term U.S. government securities,
                                                                      cash and cash equivalents.

                                  APPENDIX VII
                         CONDENSED FINANCIAL INFORMATION

                                TABLE OF CONTENTS

Table I-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 0.00%                                                    81

Table II-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 0.05%.and 0.15%                                          84

Table III-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 0.25%.                                                   92

Table IV-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 0.35%.                                                   97

Table V-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 0.40%.                                                  102

Table VI-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 0.45%.                                                  106

Table VII-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 0.55%.                                                  112

Table VIII-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 0.60%.                                                  120

Table IX-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 0.65%.                                                  129

Table X-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 0.70%.                                                  138

Table XI-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 0.75%.                                                  147

Table XII-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 0.80%.                                                  156

Table XIII-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 0.85%.                                                  165

Table XIV-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 0.90%.                                                  174

Table XV-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 0.95%.                                                  182


Table XVI-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 1.00%.                                                  192

Table XVII-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 1.05%                                                   201

Table XVIII-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with
Total Separate Account Charges of 1.10%                                             210

Table XIX-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 1.15%                                                   219

Table XX-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 1.20%                                                   228

Table XXI-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 1.35%                                                   236

Table XXII-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans with Total
Separate Account Charges of 1.45%                                                   244

Table XXIII-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued
Since 1996 with Total Separate Account Charges of 1.25%.                            250

Table XXIV-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued
Since 1996 with Total Separate Account Charges of 1.30%.                            259

Table XXV-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued
Since 1996 with Total Separate Account Charges of 1.40%.                            266

Table XXVI-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued
Since 1996 with Total Separate Account Charges of 1.50%.                            275

Table XXVII-For Contracts Issued Under 401(a) Plans with Total Separate Account
Charges of 0.87%.                                                                   283

Table XXVIII-For Contracts Issued Under 403(b) Plans and Deferred Compensation
Plans with Total Separate Account Charges of 1.25%.                                 292

Table XXIX-For Multiple Option Contracts Issued to San Bernardino County and
Macomb County with Total Separate Account Charges of 1.25%                          306

Table XXX-For Contracts Issued Under 403(b) Plans and Deferred Compensation
Plans with Total Separate Account Charges of 1.50%.(including a 0.25%
Administrative Expense Charge Beginning April 7, 1997).                             312

Table XXXI-For Contracts Containing Limits on Fees Issued Under 403(b) Plans and
Deferred Compensation Plans.                                                        321

Table XXXII-For Deferred Compensation Contracts with Total Separate Account
Charges of 0.60% and 0.75%                                                          328


Table XXXIII-For Deferred Compensation Contracts with Total Separate Account
Charges of 0.75% and 0.90%                                                          337

Table XXXIV-For Deferred Compensation Contracts with Total Separate Account
Charges of 0.95%.Effective On or After December 16, 1996.                           345

Table XXXV-For Contracts Issued to Missouri Municipal League Under Deferred
Compensation Plans with Total Separate Account Charges of 0.80%                     354

Table XXXVI-For Contracts Issued to Metropolitan Utilities District Under
Deferred Compensation Plans with Total Separate Account Charges of 0.80%            362

Table XXXVII-For Contracts Issued in Connection with the San Bernardino 457(f)
Plan with Total Separate Account Charges of 0.00%.                                  367


                         CONDENSED FINANCIAL INFORMATION

EXCEPT FOR SUBACCOUNTS WHICH DID NOT COMMENCE OPERATIONS AS OF DECEMBER 31, 2003, THE FOLLOWING TABLES GIVE (1) THE ACCUMULATION UNIT VALUE (AUV) AT THE BEGINNING OF THE PERIOD, (2) THE AUV AT THE END OF THE PERIOD AND (3) THE TOTAL NUMBER OF ACCUMULATION UNITS OUTSTANDING AT THE END OF THE PERIOD FOR EACH SUBACCOUNT OF VARIABLE ANNUITY ACCOUNT C AVAILABLE UNDER THE CONTRACTS FOR THE INDICATED PERIODS. FOR THOSE SUBACCOUNTS THAT COMMENCED OPERATIONS DURING THE PERIOD ENDED DECEMBER 31, 2003 THE "VALUE AT BEGINNING OF PERIOD" SHOWN IS THE VALUE AT FIRST DATE OF INVESTMENT. ___ FOR THOSE SUBACCOUNTS THAT ENDED OPERATIONS DURING THE PERIOD ENDED DECEMBER 31, 2003 THE "VALUE AT END OF PERIOD" SHOWN IS THE VALUE AT THE LAST DATE OF INVESTMENT.


                                     TABLE I
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                 2003
                                                                              ----------
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $    10.47
Value at end of period                                                        $    10.74
Number of accumulation units outstanding at end of period                         74,663
ING VP BOND PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $    11.66
Value at end of period                                                        $    11.70
Number of accumulation units outstanding at end of period                         55,782
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $     8.66
Value at end of period                                                        $     9.06
Number of accumulation units outstanding at end of period                         25,362
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $     8.63
Value at end of period                                                        $     9.05
Number of accumulation units outstanding at end of period                        534,159
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $     8.51
Value at end of period                                                        $     8.85
Number of accumulation units outstanding at end of period                         47,094

                                                                                 2003
                                                                              ----------
ING VP INDEX PLUS LARGE CAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $     9.35
Value at end of period                                                        $     9.74
Number of accumulation units outstanding at end of period                         85,750
ING VP INDEX PLUS MID CAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $    10.11
Value at end of period                                                        $    11.76
Number of accumulation units outstanding at end of period                            154
ING VP INDEX PLUS SMALL CAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $    11.74
Value at end of period                                                        $    12.09
Number of accumulation units outstanding at end of period                         10,550
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $    10.35
Value at end of period                                                        $    10.35
Number of accumulation units outstanding at end of period                          9,622
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $    10.56
Value at end of period                                                        $    10.96
Number of accumulation units outstanding at end of period                         29,750
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $    10.27
Value at end of period                                                        $    10.55
Number of accumulation units outstanding at end of period                         10,329
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $    10.04
Value at end of period                                                        $    10.38
Number of accumulation units outstanding at end of period                          5,864
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $    10.53
Value at end of period                                                        $    10.74
Number of accumulation units outstanding at end of period                          7,046

                                                                                 2003
                                                                              ----------
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $     8.50
Value at end of period                                                        $     8.85
Number of accumulation units outstanding at end of period                         25,074

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE II
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.05% AND 0.15%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                      0.05% TOTAL CHARGES
                                                                              ------------------------------------
                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $     6.97   $    9.266   $   10.267
Value at end of period                                                        $     8.98   $     6.97   $    9.266
Number of accumulation units outstanding at end of period                         22,415       21,948       26,848
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 2001 (0.05% total charges) and July 2001 (0.15% total charges))
Value at beginning of period                                                  $     6.39   $    7.615   $    8.677
Value at end of period                                                        $     7.91   $     6.39   $    7.615
Number of accumulation units outstanding at end of period                         25,911       22,579       20,638
AIM V.I. GROWTH FUND
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $     4.31   $    6.273   $    7.058
Value at end of period                                                        $     5.62   $     4.31   $    6.273
Number of accumulation units outstanding at end of period                          7,737        5,923        8,771
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $     5.87   $    8.461   $    9.222
Value at end of period                                                        $     7.30   $     5.87   $    8.461
Number of accumulation units outstanding at end of period                         13,891       17,079       16,434
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    17.80   $   20.374   $   21.386
Value at end of period                                                        $    21.12   $    17.80   $   20.374
Number of accumulation units outstanding at end of period                          2,666          168          395

                                                                                      0.15% TOTAL CHARGES
                                                                              ------------------------------------
                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $     9.57
Value at end of period                                                        $     9.90
Number of accumulation units outstanding at end of period                          4,487
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 2001 (0.05% total charges) and July 2001 (0.15% total charges))
Value at beginning of period                                                  $     6.54   $    7.760   $    8.315
Value at end of period                                                        $    10.32   $     6.54   $    7.760
Number of accumulation units outstanding at end of period                          2,140          166           49
AIM V.I. GROWTH FUND
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $     8.24
Value at end of period                                                        $     8.60
Number of accumulation units outstanding at end of period                          1,828
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $     8.34
Value at end of period                                                        $     8.66
Number of accumulation units outstanding at end of period                          2,159
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    10.05
Value at end of period                                                        $    10.30
Number of accumulation units outstanding at end of period                          7,123

                                                                                      0.05% TOTAL CHARGES
                                                                              ------------------------------------
                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and July 2001 (0.15% total charges))
Value at beginning of period                                                  $    17.69   $   19.619   $   20.390
Value at end of period                                                        $    22.60   $    17.69   $   19.619
Number of accumulation units outstanding at end of period                         76,218       48,769       32,888
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    15.53   $   18.805   $   19.888
Value at end of period                                                        $    20.13   $    15.53   $   18.805
Number of accumulation units outstanding at end of period                         38,067       26,701       19,228
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    13.19   $   18.971   $   20.968
Value at end of period                                                        $    17.42   $    13.19   $   18.971
Number of accumulation units outstanding at end of period                         34,965       39,183       43,077
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $     9.68   $   12.215   $   13.786
Value at end of period                                                        $    13.81   $     9.68   $   12.215
Number of accumulation units outstanding at end of period                         12,174        5,000        1,811
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during September 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                      0.15% TOTAL CHARGES
                                                                              ------------------------------------
                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and July 2001 (0.15% total charges))
Value at beginning of period                                                  $    10.55   $   11.652   $   11.840
Value at end of period                                                        $    11.50   $    10.55   $   11.652
Number of accumulation units outstanding at end of period                         75,470          106           33
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    10.10
Value at end of period                                                        $    10.58
Number of accumulation units outstanding at end of period                         60,863
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $     8.90
Value at end of period                                                        $     9.27
Number of accumulation units outstanding at end of period                         87,478
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    10.38
Value at end of period                                                        $    10.85
Number of accumulation units outstanding at end of period                          3,248
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2003 (0.15% total charges))
Value at beginning of period                                                  $    10.28
Value at end of period                                                        $    12.28
Number of accumulation units outstanding at end of period                          2,343
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during September 2003 (0.15% total charges))
Value at beginning of period                                                  $     8.11
Value at end of period                                                        $     8.81
Number of accumulation units outstanding at end of period                            245
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003 (0.15% total charges))
Value at beginning of period                                                  $    10.32
Value at end of period                                                        $    11.65
Number of accumulation units outstanding at end of period                          2,498

                                                                                      0.05% TOTAL CHARGES
                                                                              ------------------------------------
                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    14.89   $   18.279   $   20.571
Value at end of period                                                        $    19.17   $    14.89   $   18.279
Number of accumulation units outstanding at end of period                         33,261       36,587       38,078
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges)
Value at beginning of period                                                  $    17.40   $   25.054   $   28.829
Value at end of period                                                        $    22.16   $    17.40   $   25.054
Number of accumulation units outstanding at end of period                         14,310       19,254       20,611
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $     9.72   $   15.101   $   16.984
Value at end of period                                                        $    13.35   $     9.72   $   15.101
Number of accumulation units outstanding at end of period                        115,779      116,294      107,224
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    14.94   $   19.585   $   20.313
Value at end of period                                                        $    19.45   $    14.94   $   19.585
Number of accumulation units outstanding at end of period                         21,203       22,808       25,698
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    11.53   $   15.441   $   17.104
Value at end of period                                                        $    14.33   $    11.53   $   15.441
Number of accumulation units outstanding at end of period                         26,809       27,983       36,071
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                      0.15% TOTAL CHARGES
                                                                              ------------------------------------
                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $     9.14
Value at end of period                                                        $     9.58
Number of accumulation units outstanding at end of period                         25,705
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges)
Value at beginning of period                                                  $     8.39
Value at end of period                                                        $     8.73
Number of accumulation units outstanding at end of period                         16,163
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003 (0.15% total charges))
Value at beginning of period                                                  $    10.90
Value at end of period                                                        $    11.20
Number of accumulation units outstanding at end of period                          3,241

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $     8.59
Value at end of period                                                        $     9.01
Number of accumulation units outstanding at end of period                        106,846
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $     9.96
Value at end of period                                                        $    10.37
Number of accumulation units outstanding at end of period                         32,840
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $     8.92
Value at end of period                                                        $     9.26
Number of accumulation units outstanding at end of period                         64,994
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2003 (0.15% total charges))
Value at beginning of period                                                  $     9.72
Value at end of period                                                        $    10.82
Number of accumulation units outstanding at end of period                            101

                                                                                       0.05% TOTAL CHARGES
                                                                              ------------------------------------
                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    20.61   $   23.108   $   23.584
Value at end of period                                                        $    24.37   $    20.61   $   23.108
Number of accumulation units outstanding at end of period                        107,890      112,979      121,396
ING VP BOND PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    17.72   $   16.447   $   15.886
Value at end of period                                                        $    18.73   $    17.72   $   16.447
Number of accumulation units outstanding at end of period                         25,129       20,096       22,510
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $     2.61   $    4.475   $    4.815
Value at end of period                                                        $     3.78   $     2.61   $    4.475
Number of accumulation units outstanding at end of period                        161,994      103,479       52,059
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    15.70   $   21.043   $   23.506
Value at end of period                                                        $    19.68   $    15.70   $   21.043
Number of accumulation units outstanding at end of period                        310,107      356,045      462,702
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    10.77   $   15.247   $   17.528
Value at end of period                                                        $    13.97   $    10.77   $   15.247
Number of accumulation units outstanding at end of period                         30,113       24,755       36,220
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    14.01   $   17.950   $   19.435
Value at end of period                                                        $    17.57   $    14.01   $   17.950
Number of accumulation units outstanding at end of period                        399,918      383,324      359,184

                                                                                       0.15% TOTAL CHARGES
                                                                              ------------------------------------
                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BOND PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                       0.05% TOTAL CHARGES
                                                                              ------------------------------------
                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    12.77   $   14.611   $   14.784
Value at end of period                                                        $    16.83   $    12.77   $   14.611
Number of accumulation units outstanding at end of period                        188,383      139,655       65,669
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $     9.28   $   10.753   $   10.431
Value at end of period                                                        $    12.57   $     9.28   $   10.753
Number of accumulation units outstanding at end of period                        157,127      113,974       23,305
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $     6.40   $    8.774   $    9.713
Value at end of period                                                        $     8.40   $     6.40   $    8.774
Number of accumulation units outstanding at end of period                          2,477        1,565        1,974
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    14.37   $   14.216   $   14.025
Value at end of period                                                        $    14.42   $    14.37   $   14.216
Number of accumulation units outstanding at end of period                         38,193       51,231       59,698
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    13.41   $   13.768   $   14.677
Value at end of period                                                        $    17.40   $    13.41   $   13.768
Number of accumulation units outstanding at end of period                            273          434          402

                                                                                       0.15% TOTAL CHARGES
                                                                              ------------------------------------
                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    11.45
Value at end of period                                                        $    11.79
Number of accumulation units outstanding at end of period                         46,147
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $     9.09
Value at end of period                                                        $     9.52
Number of accumulation units outstanding at end of period                          1,744
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003 (0.15% total charges))
Value at beginning of period                                                  $     8.74
Value at end of period                                                        $    10.33
Number of accumulation units outstanding at end of period                          1,627
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    12.21
Value at end of period                                                        $    12.81
Number of accumulation units outstanding at end of period                          2,643

                                                                                       0.05% TOTAL CHARGES
                                                                              ------------------------------------
                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    14.85   $   19.444   $   18.893
Value at end of period                                                        $    20.30   $    14.85   $   19.444
Number of accumulation units outstanding at end of period                         40,716       33,187       36,063
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    13.76   $   15.300   $   16.042
Value at end of period                                                        $    16.35   $    13.76   $   15.300
Number of accumulation units outstanding at end of period                         20,028        3,348        5,742
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    13.46   $   15.691   $   16.762
Value at end of period                                                        $    16.64   $    13.46   $   15.691
Number of accumulation units outstanding at end of period                          4,907        6,182        6,000
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    14.60   $   15.349   $   15.689
Value at end of period                                                        $    16.50   $    14.60   $   15.349
Number of accumulation units outstanding at end of period                         31,345       35,694       43,589
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    13.81   $   18.750   $   20.990
Value at end of period                                                        $    17.11   $    13.81   $   18.750
Number of accumulation units outstanding at end of period                          4,074        3,671        3,204
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    21.50   $   23.112   $   23.624
Value at end of period                                                        $    24.39   $    21.50   $   23.112
Number of accumulation units outstanding at end of period                         68,994       74,595       86,430

                                                                                      0.15% TOTAL CHARGES
                                                                              ------------------------------------
                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    10.43
Value at end of period                                                        $    10.66
Number of accumulation units outstanding at end of period                        104,053

                                                                                       0.05% TOTAL CHARGES
                                                                              ------------------------------------
                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    19.46   $   17.708   $   17.060
Value at end of period                                                        $    20.59   $    19.46   $   17.708
Number of accumulation units outstanding at end of period                         14,374       15,962       12,176
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    13.74   $   18.799   $   23.306
Value at end of period                                                        $    18.00   $    13.74   $   18.799
Number of accumulation units outstanding at end of period                         27,542       35,605       44,599
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and July 2001 (0.15% total charges))
Value at beginning of period                                                  $    13.74   $   19.165   $   22.649
Value at end of period                                                        $    18.46   $    13.74   $   19.165
Number of accumulation units outstanding at end of period                        130,267      153,734      175,169
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and July 2001 (0.15% total charges))
Value at beginning of period                                                  $    16.68   $   22.510   $   25.296
Value at end of period                                                        $    20.57   $    16.68   $   22.510
Number of accumulation units outstanding at end of period                        109,282      137,577      176,426
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    11.13   $   14.370   $   15.011
Value at end of period                                                        $    15.83   $    11.13   $   14.370
Number of accumulation units outstanding at end of period                        110,422       83,578       42,421
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    11.45   $   10.719   $   10.393
Value at end of period                                                        $    13.45   $    11.45   $   10.719
Number of accumulation units outstanding at end of period                         10,542        2,717        1,098

                                                                                       0.15% TOTAL CHARGES
                                                                              ------------------------------------
                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    11.82
Value at end of period                                                        $    11.87
Number of accumulation units outstanding at end of period                         19,641
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $     8.99
Value at end of period                                                        $     9.27
Number of accumulation units outstanding at end of period                         77,086
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and July 2001 (0.15% total charges))
Value at beginning of period                                                  $     8.10   $   11.259   $   12.937
Value at end of period                                                        $     9.11   $     8.10   $   11.259
Number of accumulation units outstanding at end of period                        206,594          125           33
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during June 2001 (0.05% total charges) and July 2001 (0.15% total charges))
Value at beginning of period                                                  $     8.17   $   10.980   $   11.575
Value at end of period                                                        $     9.09   $     8.17   $   10.980
Number of accumulation units outstanding at end of period                        148,162          124           35
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2003 (0.15% total charges))
Value at beginning of period                                                  $    10.09
Value at end of period                                                        $    11.65
Number of accumulation units outstanding at end of period                          2,987
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    10.51
Value at end of period                                                        $    11.06
Number of accumulation units outstanding at end of period                         29,099
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during June 2001 (0.05% total charges) and December 2003 (0.15% total charges))
Value at beginning of period                                                  $    12.68
Value at end of period                                                        $    12.80
Number of accumulation units outstanding at end of period                          5,755

                                                                                       0.05% TOTAL CHARGES
                                                                              ------------------------------------
                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during August 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during September 2003 (0.15% total charges))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                       0.15% TOTAL CHARGES
                                                                              ------------------------------------
                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during August 2003 (0.15% total charges))
Value at beginning of period                                                  $     9.05
Value at end of period                                                        $    10.11
Number of accumulation units outstanding at end of period                          6,272
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during September 2003 (0.15% tota charges))
Value at beginning of period                                                  $    10.82
Value at end of period                                                        $    12.24
Number of accumulation units outstanding at end of period                             84

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE III
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002
                                                                              -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      7.11   $     9.408
Value at end of period                                                        $      9.18   $      7.11
Number of accumulation units outstanding at end of period                          27,214        21,530
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      6.52   $     7.718
Value at end of period                                                        $      8.09   $      6.52
Number of accumulation units outstanding at end of period                          66,733        55,615
AIM V.I. GROWTH FUND
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      4.38   $      6.32
Value at end of period                                                        $      5.73   $      4.38
Number of accumulation units outstanding at end of period                          29,956        25,871
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      5.99   $      8.50
Value at end of period                                                        $      7.47   $      5.99
Number of accumulation units outstanding at end of period                          15,325        12,126
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      9.44   $     10.88
Value at end of period                                                        $     11.23   $      9.44
Number of accumulation units outstanding at end of period                          76,500        79,897
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $     10.50   $     11.43
Value at end of period                                                        $     13.45   $     10.50
Number of accumulation units outstanding at end of period                         519,029       428,445

                                                                                 2003          2002
                                                                              -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      8.99   $     10.75
Value at end of period                                                        $     11.69   $      8.99
Number of accumulation units outstanding at end of period                         392,216       287,141
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      8.50   $     12.18
Value at end of period                                                        $     11.26   $      8.50
Number of accumulation units outstanding at end of period                         629,167       554,574
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      6.79   $      8.33
Value at end of period                                                        $      9.71   $      6.79
Number of accumulation units outstanding at end of period                          68,751        48,819
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      7.41   $      8.81
Value at end of period                                                        $      9.56   $      7.41
Number of accumulation units outstanding at end of period                         253,285       238,935
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      7.80   $     10.93
Value at end of period                                                        $      9.96   $      7.80
Number of accumulation units outstanding at end of period                         118,849       105,534
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      5.67   $      8.66
Value at end of period                                                        $      7.82   $      5.67
Number of accumulation units outstanding at end of period                         563,411       501,188
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      9.23   $     11.96
Value at end of period                                                        $     12.05   $      9.23
Number of accumulation units outstanding at end of period                         317,265       267,784
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      7.38   $      9.71
Value at end of period                                                        $      9.20   $      7.38
Number of accumulation units outstanding at end of period                         317,180       295,121

                                                                                 2003          2002
                                                                              -----------   -----------
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $     10.26   $     11.46
Value at end of period                                                        $     12.17   $     10.26
Number of accumulation units outstanding at end of period                         919,699       886,008
ING VP BOND PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $     13.37   $     12.52
Value at end of period                                                        $     14.18   $     13.37
Number of accumulation units outstanding at end of period                         382,555       368,326
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      2.64   $      4.68
Value at end of period                                                        $      3.83   $      2.64
Number of accumulation units outstanding at end of period                         265,668       102,888
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      6.44   $      8.64
Value at end of period                                                        $      8.10   $      6.44
Number of accumulation units outstanding at end of period                       3,821,284     3,983,568
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      7.00   $      9.83
Value at end of period                                                        $      9.11   $      7.00
Number of accumulation units outstanding at end of period                         129,316       118,707
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      8.55   $     10.93
Value at end of period                                                        $     10.76   $      8.55
Number of accumulation units outstanding at end of period                         606,047       426,905
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $     13.38   $     15.22
Value at end of period                                                        $     17.68   $     13.38
Number of accumulation units outstanding at end of period                         146,203        89,769
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      9.88   $     11.32
Value at end of period                                                        $     13.42   $      9.88
Number of accumulation units outstanding at end of period                          86,955        45,072

                                                                                 2003          2002
                                                                              -----------   -----------
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      6.38   $      8.50
Value at end of period                                                        $      8.41   $      6.38
Number of accumulation units outstanding at end of period                          20,866        14,894
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $     12.06   $     11.91
Value at end of period                                                        $     12.14   $     12.06
Number of accumulation units outstanding at end of period                         390,338       475,250
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      8.50   $      8.17
Value at end of period                                                        $     11.06   $      8.50
Number of accumulation units outstanding at end of period                          24,101        19,692
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $     10.14   $     12.93
Value at end of period                                                        $     13.91   $     10.14
Number of accumulation units outstanding at end of period                         109,169        78,878
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      9.05   $     10.06
Value at end of period                                                        $     10.78   $      9.05
Number of accumulation units outstanding at end of period                          89,555        79,829
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      8.18   $      9.51
Value at end of period                                                        $     10.14   $      8.18
Number of accumulation units outstanding at end of period                         150,985       139,477
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $     10.47   $     11.04
Value at end of period                                                        $     11.86   $     10.47
Number of accumulation units outstanding at end of period                          29,898        26,979
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      9.30   $     12.44
Value at end of period                                                        $     11.56   $      9.30
Number of accumulation units outstanding at end of period                         145,862       117,115

                                                                                 2003          2002
                                                                              -----------   -----------
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $     12.94   $     13.83
Value at end of period                                                        $     14.72   $     12.94
Number of accumulation units outstanding at end of period                         371,221       330,269
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $     13.31   $     12.26
Value at end of period                                                        $     14.12   $     13.31
Number of accumulation units outstanding at end of period                         127,758       143,998
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      7.88   $     10.69
Value at end of period                                                        $     10.36   $      7.88
Number of accumulation units outstanding at end of period                         297,918       285,536
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      8.06   $     10.60
Value at end of period                                                        $     10.87   $      8.06
Number of accumulation units outstanding at end of period                         661,788       664,382
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      8.13   $     10.67
Value at end of period                                                        $     10.06   $      8.13
Number of accumulation units outstanding at end of period                       1,001,126     1,056,499
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $     11.36   $     14.42
Value at end of period                                                        $     16.20   $     11.36
Number of accumulation units outstanding at end of period                         256,885       118,156
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $     11.73   $     11.09
Value at end of period                                                        $     13.81   $     11.73
Number of accumulation units outstanding at end of period                          43,522        24,924

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE IV
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.35%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      7.08   $     9.393   $    12.286   $    13.648
Value at end of period                                                        $      9.14   $      7.08   $     9.393   $    12.286
Number of accumulation units outstanding at end of period                          22,409        14,807        23,529        15,852
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      6.49   $     7.719   $    10.038   $    11.228
Value at end of period                                                        $      8.05   $      6.49   $     7.719   $    10.038
Number of accumulation units outstanding at end of period                          23,187        18,927        61,033        45,121
AIM V.I. GROWTH FUND
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      4.36   $     6.340   $     9.622   $    11.987
Value at end of period                                                        $      5.70   $      4.36   $     6.340   $     9.622
Number of accumulation units outstanding at end of period                          17,087        10,393        29,608        22,505
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      5.96   $     8.580   $     9.848   $    11.026
Value at end of period                                                        $      7.43   $      5.96   $     8.580   $     9.848
Number of accumulation units outstanding at end of period                          16,528        10,079        15,827         4,591
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      9.40   $    10.733   $    11.574   $    11.718
Value at end of period                                                        $     11.17   $      9.40   $    10.733   $    11.574
Number of accumulation units outstanding at end of period                          90,709        79,910       147,281       118,984
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $     10.45   $    11.569   $    13.229   $    13.485
Value at end of period                                                        $     13.38   $     10.45   $    11.569   $    13.229
Number of accumulation units outstanding at end of period                         130,700        78,443       396,982       375,278

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      8.95   $    10.815   $    11.419   $    10.595
Value at end of period                                                        $     11.62   $      8.95   $    10.815   $    11.419
Number of accumulation units outstanding at end of period                         137,693        73,089       276,278       187,522
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      8.46   $    12.143   $    14.798   $    16.211
Value at end of period                                                        $     11.20   $      8.46   $    12.143   $    14.798
Number of accumulation units outstanding at end of period                         154,120       118,542       630,665       564,612
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      6.76   $     8.506   $    10.828   $    12.131
Value at end of period                                                        $      9.65   $      6.76   $     8.506   $    10.828
Number of accumulation units outstanding at end of period                          29,587        13,383        56,983        51,138
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      7.37   $     9.030   $    12.401   $    13,496
Value at end of period                                                        $      9.51   $      7.37   $     9.030   $    12.401
Number of accumulation units outstanding at end of period                         159,551       160,036       398,476       412,383
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      7.76   $    11.155   $    14.877   $    16.155
Value at end of period                                                        $      9.91   $      7.76   $    11.155   $    14.877
Number of accumulation units outstanding at end of period                          97,695        88,409       179,325       160,437
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      5.64   $     8.755   $    11.747   $    15.512
Value at end of period                                                        $      7.77   $      5.64   $     8.755   $    11.747
Number of accumulation units outstanding at end of period                         298,733       264,145       736,762       693,416
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      9.19   $    12.019   $    13.434   $    13.599
Value at end of period                                                        $     11.99   $      9.19   $    12.019   $    13.434
Number of accumulation units outstanding at end of period                          71,721        31,322       277,718       261,446
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      7.35   $     9.817   $    12.452   $    13.213
Value at end of period                                                        $      9.15   $      7.35   $     9.817   $    12.452
Number of accumulation units outstanding at end of period                         132,581       114,691       407,660       406,356

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $     10.22   $    11.430   $    11.974   $    12.051
Value at end of period                                                        $     12.10   $     10.22   $    11.430   $    11.974
Number of accumulation units outstanding at end of period                         380,308       341,321     1,197,262     1,229,466
ING VP BOND PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $     13.31   $    12.329   $    11.377   $    10.424
Value at end of period                                                        $     14.10   $     13.31   $    12.329   $    11.377
Number of accumulation units outstanding at end of period                         176,920       150,160       416,127       310,266
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      2.63   $     4.503   $     5.865   $     8.956
Value at end of period                                                        $      3.82   $      2.63   $     4.503   $     5.865
Number of accumulation units outstanding at end of period                          57,347        20,103        86,256        57,465
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      6.41   $     8.575   $    10.545   $    11.432
Value at end of period                                                        $      8.05   $      6.41   $     8.575   $    10.545
Number of accumulation units outstanding at end of period                         684,494       665,154     4,800,393     5,130,360
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      6.97   $     9.844   $    13.544   $    15.254
Value at end of period                                                        $      9.06   $      6.97   $     9.844   $    13.544
Number of accumulation units outstanding at end of period                          81,287        62,051       175,057       168,969
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      8.52   $    10.890   $    12.651   $    13.504
Value at end of period                                                        $     10.70   $      8.52   $    10.890   $    12.651
Number of accumulation units outstanding at end of period                          97,592        65,768       437,895       332,139
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $     13.32   $    15.202   $    15.460   $    14.273
Value at end of period                                                        $     17.58   $     13.32   $    15.202   $    15.460
Number of accumulation units outstanding at end of period                          84,569        52,211        76,014        47,993
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      9.84   $    11.372   $    11.144   $     9.804
Value at end of period                                                        $     13.34   $      9.84   $    11.372   $    11.144
Number of accumulation units outstanding at end of period                          47,521        24,651        38,549        16,976

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      6.35   $     8.695   $    11.462   $    14.054
Value at end of period                                                        $      8.36   $      6.35   $     8.695   $    11.462
Number of accumulation units outstanding at end of period                           9,840         6,963        17,234        13,070
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $     12.00   $    11.852   $    11.443   $    11.033
Value at end of period                                                        $     12.07   $     12.00   $    11.852   $    11.443
Number of accumulation units outstanding at end of period                         121,134       118,551       535,159       437,758
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during May 2000)
Value at beginning of period                                                                $     8.668   $    10.347   $     9.158
Value at end of period                                                                      $      8.09   $     8.668   $    10.347
Number of accumulation units outstanding at end of period                                             0        25,030        11,114
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $     10.09   $    13.195   $    12.732   $    12.599
Value at end of period                                                        $     13.83   $     10.09   $    13.195   $    12.732
Number of accumulation units outstanding at end of period                          65,949        39,554        69,886        51,631
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      9.00   $     9.988   $    10.777   $    10.497
Value at end of period                                                        $     10.72   $      9.00   $     9.988   $    10.777
Number of accumulation units outstanding at end of period                           5,919         5,417        77,524        75,427
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      8.14   $     9.471   $    10.744   $    10.649
Value at end of period                                                        $     10.09   $      8.14   $     9.471   $    10.744
Number of accumulation units outstanding at end of period                           8,961         6,656       149,120       144,050
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $     10.42   $    10.929   $    11.234   $    10.706
Value at end of period                                                        $     11.80   $     10.42   $    10.929   $    11.234
Number of accumulation units outstanding at end of period                          10,641         6,523        38,157        31,286
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      9.26   $    12.547   $    13.931   $    12.984
Value at end of period                                                        $     11.49   $      9.26   $    12.547   $    13.931
Number of accumulation units outstanding at end of period                          54,865        39,546       101,407        37,964

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $     12.88   $    13.817   $    14.550   $    14.368
Value at end of period                                                        $     14.64   $     12.88   $    13.817   $    14.550
Number of accumulation units outstanding at end of period                         147,555       147,458       398,905       285,117
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $     13.24   $    12.031   $    11.206   $    10.485
Value at end of period                                                        $     14.04   $     13.24   $    12.031   $    11.206
Number of accumulation units outstanding at end of period                         113,466        86,221       103,464        60,507
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      7.85   $    10.717   $    14.289   $    16.099
Value at end of period                                                        $     10.30   $      7.85   $    10.717   $    14.289
Number of accumulation units outstanding at end of period                         142,024       115,836       404,888       369,847
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      8.03   $    11.178   $    18.526   $    23.888
Value at end of period                                                        $     10.81   $      8.03   $    11.178   $    18.526
Number of accumulation units outstanding at end of period                         428,141       375,196       990,670       913,546
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      8.09   $    10.901   $    14.104   $    16.103
Value at end of period                                                        $     10.00   $      8.09   $    10.901   $    14.104
Number of accumulation units outstanding at end of period                         198,241       170,616     1,191,347     1,146,537
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $     11.31   $    14.572   $    16.624   $    16.636
Value at end of period                                                        $     16.11   $     11.31   $    14.572   $    16.624
Number of accumulation units outstanding at end of period                          88,677        51,275        83,345        29,809
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $     11.68   $    10.905   $    10.437   $    10.102
Value at end of period                                                        $     13.74   $     11.68   $    10.905   $    10.437
Number of accumulation units outstanding at end of period                          22,331        11,139        11,213         2,759

                         CONDENSED FINANCIAL INFORMATION

                                     TABLE V
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                  2003
                                                                              -----------
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     14.20
Value at end of period                                                        $     15.57
Number of accumulation units outstanding at end of period                          65,250
FIDELITY VIP CONTRAFUND PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     18.01
Value at end of period                                                        $     20.70
Number of accumulation units outstanding at end of period                         350,626
FIDELITY VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     15.16
Value at end of period                                                        $     17.66
Number of accumulation units outstanding at end of period                         282,497
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     12.99
Value at end of period                                                        $     14.51
Number of accumulation units outstanding at end of period                         105,145
ING SALOMON BROTHERS AGGRESSIVE GROWTH
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $      7.80
Value at end of period                                                        $      9.00
Number of accumulation units outstanding at end of period                         294,978
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     16.07
Value at end of period                                                        $     18.23
Number of accumulation units outstanding at end of period                         134,385

                                                                                  2003
                                                                              -----------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $      8.20
Value at end of period                                                        $      9.18
Number of accumulation units outstanding at end of period                          66,039
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     15.77
Value at end of period                                                        $     17.34
Number of accumulation units outstanding at end of period                         113,358
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     11.55
Value at end of period                                                        $     13.24
Number of accumulation units outstanding at end of period                         185,235
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     12.58
Value at end of period                                                        $     14.18
Number of accumulation units outstanding at end of period                         277,097
ING VP INDEX PLUS LARGE CAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     15.70
Value at end of period                                                        $     17.85
Number of accumulation units outstanding at end of period                         401,591
ING VP INDEX PLUS MID CAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $     14.67
Value at end of period                                                        $     17.08
Number of accumulation units outstanding at end of period                          98,071
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $      7.02
Value at end of period                                                        $      8.53
Number of accumulation units outstanding at end of period                          83,087
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $      8.69
Value at end of period                                                        $     10.45
Number of accumulation units outstanding at end of period                          44,119

                                                                                  2003
                                                                              -----------
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     17.85
Value at end of period                                                        $     20.60
Number of accumulation units outstanding at end of period                         196,624
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $      5.90
Value at end of period                                                        $      6.96
Number of accumulation units outstanding at end of period                          49,377
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     13.43
Value at end of period                                                        $     14.86
Number of accumulation units outstanding at end of period                         184,581
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     13.21
Value at end of period                                                        $     14.88
Number of accumulation units outstanding at end of period                          66,223
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     14.11
Value at end of period                                                        $     15.31
Number of accumulation units outstanding at end of period                          59,349
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $     20.31
Value at end of period                                                        $     22.08
Number of accumulation units outstanding at end of period                         472,292
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     16.89
Value at end of period                                                        $     17.49
Number of accumulation units outstanding at end of period                         159,804
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     13.65
Value at end of period                                                        $     15.65
Number of accumulation units outstanding at end of period                         375,070

                                                                                  2003
                                                                              -----------
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     14.97
Value at end of period                                                        $     17.16
Number of accumulation units outstanding at end of period                         372,534
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     12.46
Value at end of period                                                        $     13.65
Number of accumulation units outstanding at end of period                          54,055

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE VI
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                  2003          2002          2001
                                                                              -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 2001)
Value at beginning of period                                                  $      7.05   $     9.368   $     7.662
Value at end of period                                                        $      9.10   $      7.05   $     9.368
Number of accumulation units outstanding at end of period                           2,225         2,095         2,191
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      6.47   $     7.698   $    10.021
Value at end of period                                                        $      8.01   $      6.47   $     7.698
Number of accumulation units outstanding at end of period                           9,809        10,291        11,083
AIM V.I. GROWTH FUND
(Funds were first received in this option during September 2001)
Value at beginning of period                                                  $      4.34   $     6.322   $     5.651
Value at end of period                                                        $      5.68   $      4.34   $     6.322
Number of accumulation units outstanding at end of period                             288           663         1,399
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $      5.94   $     8.557   $     9.831
Value at end of period                                                        $      7.40   $      5.94   $     8.557
Number of accumulation units outstanding at end of period                         159,312       122,966        85,810
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $      9.35   $    10.694   $    11.543
Value at end of period                                                        $     11.11   $      9.35   $    10.694
Number of accumulation units outstanding at end of period                          20,774        86,065        65,635
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $     10.40   $    11.527   $    13.195
Value at end of period                                                        $     13.30   $     10.40   $    11.527
Number of accumulation units outstanding at end of period                         480,452       762,484       591,945

                                                                                  2000         1999          1998
                                                                              -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    11.781   $    10.518
Value at end of period                                                        $    10.021   $    11.781
Number of accumulation units outstanding at end of period                           3,976           882
AIM V.I. GROWTH FUND
(Funds were first received in this option during September 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $    11.570   $     9.753
Value at end of period                                                        $     9.831   $    11.570
Number of accumulation units outstanding at end of period                          45,267         8,954
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    11.970   $    10.714   $    10.217
Value at end of period                                                        $    11.543   $    11.970   $    10.714
Number of accumulation units outstanding at end of period                          43,992        26,121           553
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    14.194   $    11.475   $    10.553
Value at end of period                                                        $    13.195   $    14.194   $    11.475
Number of accumulation units outstanding at end of period                         367,939       268,570         1,754

                                                                                  2003          2002          2001
                                                                              -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $      8.91   $    10.776   $    11.389
Value at end of period                                                        $     11.56   $      8.91   $    10.776
Number of accumulation units outstanding at end of period                         210,213       464,506       325,194
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $      8.42   $    12.100   $    14.760
Value at end of period                                                        $     11.13   $      8.42   $    12.100
Number of accumulation units outstanding at end of period                         481,243       362,534       280,104
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $      6.73   $     8.475   $    10.799
Value at end of period                                                        $      9.60   $      6.73   $     8.475
Number of accumulation units outstanding at end of period                          45,980        26,911        20,632
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $      6.27
Value at end of period                                                        $      7.29
Number of accumulation units outstanding at end of period                           6,125
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $      7.34   $     8.997   $    12.369
Value at end of period                                                        $      9.46   $      7.34   $     8.997
Number of accumulation units outstanding at end of period                          54,423        57,454        62,048
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     11.11
Value at end of period                                                        $     11.93
Number of accumulation units outstanding at end of period                              97
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $      7.73   $    11.114   $    14.838
Value at end of period                                                        $      9.85   $      7.73   $    11.114
Number of accumulation units outstanding at end of period                          26,301       156,206       131,701
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $     10.74
Value at end of period                                                        $     11.16
Number of accumulation units outstanding at end of period                          14,204

                                                                                  2000         1999          1998
                                                                              -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    10.552   $     9.968   $     9.516
Value at end of period                                                        $    11.389   $    10.552   $     9.968
Number of accumulation units outstanding at end of period                         162,442       110,939           519
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $    16.655   $    13.493
Value at end of period                                                        $    14.760   $    16.655
Number of accumulation units outstanding at end of period                         130,483        65,561
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $    13.410   $    10.647
Value at end of period                                                        $    10.799   $    13.410
Number of accumulation units outstanding at end of period                          11,728         8,158
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $    15.452   $    11.701
Value at end of period                                                        $    12.369   $    15.452
Number of accumulation units outstanding at end of period                          42,329        42,208
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    15.809   $    10.673   $     9.984
Value at end of period                                                        $    14.838   $    15.809   $    10.673
Number of accumulation units outstanding at end of period                          69,690        36,972           192
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                  2003          2002          2001
                                                                              -----------   -----------   -----------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $      5.62   $     8.723   $    11.716
Value at end of period                                                        $      7.73   $      5.62   $     8.723
Number of accumulation units outstanding at end of period                         103,792       371,888       329,340
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $      9.15   $    11.976   $    13.399
Value at end of period                                                        $     11.92   $      9.15   $    11.976
Number of accumulation units outstanding at end of period                          83,327       213,155       184,736
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $      7.31   $     9.782   $    12.420
Value at end of period                                                        $      9.10   $      7.31   $     9.782
Number of accumulation units outstanding at end of period                          47,768       106,181       108,893
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during January 1999)
Value at beginning of period                                                  $     10.17   $    11.389   $    11.943
Value at end of period                                                        $     12.03   $     10.17   $    11.389
Number of accumulation units outstanding at end of period                          95,340       208,793       174,642
ING VP BOND PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $     13.25   $    12.284   $    11.348
Value at end of period                                                        $     14.02   $     13.25   $    12.284
Number of accumulation units outstanding at end of period                         140,681       146,054        91,516
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period                                                                $     4.495   $     3.259
Value at end of period                                                                      $      3.09   $     4.495
Number of accumulation units outstanding at end of period                                             0           855
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $      6.38   $     8.544   $    10.518
Value at end of period                                                        $      8.01   $      6.38   $     8.544
Number of accumulation units outstanding at end of period                         463,259       768,288       847,662
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $      6.94   $     9.808   $    13.509
Value at end of period                                                        $      9.00   $      6.94   $     9.808
Number of accumulation units outstanding at end of period                         125,310       436,608       352,266

                                                                                  2000         1999          1998
                                                                              -----------   -----------   -----------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    16.525   $    11.002   $    10.094
Value at end of period                                                        $    11.716   $    16.525   $    11.002
Number of accumulation units outstanding at end of period                         194,901       128,507           371
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    13.464   $    11.057   $    10.302
Value at end of period                                                        $    13.399   $    13.464   $    11.057
Number of accumulation units outstanding at end of period                         103,238        79,777           817
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    13.061   $    10.577   $     9.862
Value at end of period                                                        $    12.420   $    13.061   $    10.577
Number of accumulation units outstanding at end of period                          63,659        50,332           473
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during January 1999)
Value at beginning of period                                                  $    12.064   $    10.747
Value at end of period                                                        $    11.943   $    12.064
Number of accumulation units outstanding at end of period                         106,920        80,717
ING VP BOND PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $    10.396   $    10.455
Value at end of period                                                        $    11.348   $    10.396
Number of accumulation units outstanding at end of period                          20,187        19,693
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    11.867   $    10.152   $     9.561
Value at end of period                                                        $    10.518   $    11.867   $    10.152
Number of accumulation units outstanding at end of period                         396,366       348,478         1,119
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    15.412   $    11.470   $    10.444
Value at end of period                                                        $    13.509   $    15.412   $    11.470
Number of accumulation units outstanding at end of period                         236,124       134,661           291

                                                                                  2003          2002          2001
                                                                              -----------   -----------   -----------
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $      8.48   $    10.850   $    12.618
Value at end of period                                                        $     10.64   $      8.48   $    10.850
Number of accumulation units outstanding at end of period                         401,289       868,406       677,370
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $     13.26   $    15.147   $    15.419
Value at end of period                                                        $     17.48   $     13.26   $    15.147
Number of accumulation units outstanding at end of period                         152,269       134,217        57,831
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $      9.79   $    11.331   $    11.115
Value at end of period                                                        $     13.27   $      9.79   $    11.331
Number of accumulation units outstanding at end of period                          55,774        27,804        11,409
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $      6.32   $     8.663   $    11.433
Value at end of period                                                        $      8.31   $      6.32   $     8.663
Number of accumulation units outstanding at end of period                          25,807        79,413        56,669
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      8.07   $     9.796
Value at end of period                                                        $     10.44   $      8.07
Number of accumulation units outstanding at end of period                           3,792        17,028
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $     11.95   $    11.809   $    11.413
Value at end of period                                                        $     12.00   $     11.95   $    11.809
Number of accumulation units outstanding at end of period                         109,629       132,966       106,827
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      8.42   $     8.637   $    10.320
Value at end of period                                                        $     10.94   $      8.42   $     8.637
Number of accumulation units outstanding at end of period                           9,978        10,733        11,987
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $     10.05   $    13.147   $    12.699
Value at end of period                                                        $     13.75   $     10.05   $    13.147
Number of accumulation units outstanding at end of period                         101,741       304,893       210,231

                                                                                  2000         1999          1998
                                                                              -----------   -----------   -----------
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    13.991   $    11.307   $    10.639
Value at end of period                                                        $    12.618   $    13.991   $    11.307
Number of accumulation units outstanding at end of period                         398,208       226,927           859
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $    12.916   $    10.889
Value at end of period                                                        $    15.419   $    12.916
Number of accumulation units outstanding at end of period                          18,306         2,661
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $    10.166   $     8.954
Value at end of period                                                        $    11.115   $    10.166
Number of accumulation units outstanding at end of period                           2,603         1,373
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    14.414   $     9.567   $     9.231
Value at end of period                                                        $    11.433   $    14.414   $     9.567
Number of accumulation units outstanding at end of period                          36,205        19,616            61
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    10.777   $    10.706
Value at end of period                                                        $    11.413   $    10.777
Number of accumulation units outstanding at end of period                          28,641        41,969
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $     8.758   $     8.644
Value at end of period                                                        $    10.320   $     8.758
Number of accumulation units outstanding at end of period                           4,370         4,241
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    11.953   $     9.176   $     8.583
Value at end of period                                                        $    12.699   $    11.953   $     9.176
Number of accumulation units outstanding at end of period                         122,374        63,697           318

                                                                                  2003          2002          2001
                                                                              -----------   -----------   -----------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $      5.04   $      9.00
Value at end of period                                                        $      6.96   $      5.04
Number of accumulation units outstanding at end of period                           6,492        11,964
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $      8.96   $     9.952   $    10.749
Value at end of period                                                        $     10.66   $      8.96   $     9.952
Number of accumulation units outstanding at end of period                          10,544       232,498       190,722
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $      8.10   $     9.436   $    10.716
Value at end of period                                                        $     10.03   $      8.10   $     9.436
Number of accumulation units outstanding at end of period                          16,183        99,616        87,049
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $     10.37   $    10.889   $    11.204
Value at end of period                                                        $     11.73   $     10.37   $    10.889
Number of accumulation units outstanding at end of period                          11,019        77,971        67,498
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      9.21   $    12.502   $    13.895
Value at end of period                                                        $     11.43   $      9.21   $    12.502
Number of accumulation units outstanding at end of period                          23,686        29,195        29,098
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $     12.82   $    13.767   $    14.512
Value at end of period                                                        $     14.56   $     12.82   $    13.767
Number of accumulation units outstanding at end of period                         492,113       971,549       710,875
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $     13.18   $    11.987   $    11.177
Value at end of period                                                        $     13.96   $     13.18   $    11.987
Number of accumulation units outstanding at end of period                          85,948       253,502       126,825
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during January 1999)
Value at beginning of period                                                  $      7.81   $    10.678   $    14.251
Value at end of period                                                        $     10.24   $      7.81   $    10.678
Number of accumulation units outstanding at end of period                         145,651       644,488       560,457

                                                                                  2000         1999          1998
                                                                              -----------   -----------   -----------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    10.752   $     9.800   $     9.531
Value at end of period                                                        $    10.749   $    10.752   $     9.800
Number of accumulation units outstanding at end of period                         140,545       111,369           731
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    10.836   $     9.519   $     9.146
Value at end of period                                                        $    10.716   $    10.836   $     9.519
Number of accumulation units outstanding at end of period                          60,938        53,201           779
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    10.738   $    10.103
Value at end of period                                                        $    11.204   $    10.738
Number of accumulation units outstanding at end of period                          45,064        32,691
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    12.665   $    12.467
Value at end of period                                                        $    13.895   $    12.665
Number of accumulation units outstanding at end of period                           9,566        10,293
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    14.910   $    11.816   $    10.945
Value at end of period                                                        $    14.512   $    14.910   $    11.816
Number of accumulation units outstanding at end of period                         415,783       224,105           612
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    10.566   $    10.446   $    10.457
Value at end of period                                                        $    11.177   $    10.566   $    10.446
Number of accumulation units outstanding at end of period                          69,755        42,021            82
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during January 1999)
Value at beginning of period                                                  $    16.753   $    11.979
Value at end of period                                                        $    14.251   $    16.753
Number of accumulation units outstanding at end of period                         357,565       233,330

                                                                                  2003          2002          2001
                                                                              -----------   -----------   -----------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $      7.99   $    11.137   $    18.477
Value at end of period                                                        $     10.75   $      7.99   $    11.137
Number of accumulation units outstanding at end of period                         514,448       470,917       407,158
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $      8.06   $    10.862   $    14.068
Value at end of period                                                        $      9.94   $      8.06   $    10.862
Number of accumulation units outstanding at end of period                         686,352     1,226,407     1,074,942
LORD ABBETT SERIES FUND - GROWTH AND INCOME
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $      9.03
Value at end of period                                                        $     10.36
Number of accumulation units outstanding at end of period                             796
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $      9.12
Value at end of period                                                        $     10.46
Number of accumulation units outstanding at end of period                           6,396
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $     11.25   $    14.519   $    16.581
Value at end of period                                                        $     16.02   $     11.25   $    14.519
Number of accumulation units outstanding at end of period                          89,314        32,305        17,739
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $     11.62   $    10.865   $    10.410
Value at end of period                                                        $     13.66   $     11.62   $    10.865
Number of accumulation units outstanding at end of period                          21,372        42,079        18,217
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $      8.82
Value at end of period                                                        $      9.87
Number of accumulation units outstanding at end of period                           2,081

                                                                                  2000         1999          1998
                                                                              -----------   -----------   -----------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $    27.222   $    17.095
Value at end of period                                                        $    18.477   $    27.222
Number of accumulation units outstanding at end of period                         219,159       153,109
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    16.757   $    10.235   $     9.630
Value at end of period                                                        $    14.068   $    16.757   $    10.235
Number of accumulation units outstanding at end of period                         662,704       466,808         1,186
LORD ABBETT SERIES FUND - GROWTH AND INCOME
(Funds were first received in this option during July 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    15.849   $    13.162
Value at end of period                                                        $    16.581   $    15.849
Number of accumulation units outstanding at end of period                           5,198            27
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    10.188   $     9.953   $     9.975
Value at end of period                                                        $    10.410   $    10.188   $     9.953
Number of accumulation units outstanding at end of period                           9,983         6,623           575
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE VII
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      7.03   $     9.342   $    12.245
Value at end of period                                                        $      9.05   $      7.03   $     9.342
Number of accumulation units outstanding at end of period                          12,055        13,895        10,960
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      6.45   $     7.677   $    10.004
Value at end of period                                                        $      7.98   $      6.45   $     7.677
Number of accumulation units outstanding at end of period                          42,326        53,745        47,386
AIM V.I. GROWTH FUND
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      4.33   $     6.305   $     9.590
Value at end of period                                                        $      5.65   $      4.33   $     6.305
Number of accumulation units outstanding at end of period                          19,241        19,026        13,383
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      5.92   $     8.534   $     9.814
Value at end of period                                                        $      7.36   $      5.92   $     8.534
Number of accumulation units outstanding at end of period                          33,639        32,094         4,707
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      9.31   $    10.655   $    11.513
Value at end of period                                                        $     11.05   $      9.31   $    10.655
Number of accumulation units outstanding at end of period                          10,936        10,774        12,083
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $     10.35   $    11.485   $    13.160
Value at end of period                                                        $     13.23   $     10.35   $    11.485
Number of accumulation units outstanding at end of period                         224,548       192,813       108,307

                                                                                 2000          1999
                                                                              -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    13.820   $    10.908
Value at end of period                                                        $    12.245   $    13.820
Number of accumulation units outstanding at end of period                          12,515            48
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    11.773   $    10.229
Value at end of period                                                        $    10.004   $    11.773
Number of accumulation units outstanding at end of period                          48,445           880
AIM V.I. GROWTH FUND
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    12.127   $    10.242
Value at end of period                                                        $     9.590   $    12.127
Number of accumulation units outstanding at end of period                          12,592           990
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    11.562   $    10.242
Value at end of period                                                        $     9.814   $    11.562
Number of accumulation units outstanding at end of period                           3,280           203
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    11.951   $    11.207
Value at end of period                                                        $    11.513   $    11.951
Number of accumulation units outstanding at end of period                          11,184        13,438
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    14.171   $    12.452
Value at end of period                                                        $    13.160   $    14.171
Number of accumulation units outstanding at end of period                         123,644       119,841

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      8.87   $    10.737   $    11.360
Value at end of period                                                        $     11.49   $      8.87   $    10.737
Number of accumulation units outstanding at end of period                         155,450       125,948        59,830
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      8.38   $    12.056   $    14.721
Value at end of period                                                        $     11.07   $      8.38   $    12.056
Number of accumulation units outstanding at end of period                         248,666       225,787       133,395
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      6.69   $     8.444   $    10.771
Value at end of period                                                        $      9.55   $      6.69   $     8.444
Number of accumulation units outstanding at end of period                          13,808         8,450         8,801
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $      9.32   $     10.88
Value at end of period                                                        $     12.24   $      9.32
Number of accumulation units outstanding at end of period                          13,337        14,424
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $      6.25
Value at end of period                                                        $      7.27
Number of accumulation units outstanding at end of period                             644
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $      7.70
Value at end of period                                                        $      8.75
Number of accumulation units outstanding at end of period                           2,231
ING AMERICAN CENTRUY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      8.12   $      7.97
Value at end of period                                                        $     10.94   $      8.12
Number of accumulation units outstanding at end of period                           2,154           280
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      8.73   $      8.69
Value at end of period                                                        $     11.58   $      8.73
Number of accumulation units outstanding at end of period                           1,180           237

                                                                                 2000          1999
                                                                              -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    10.535   $    10.462
Value at end of period                                                        $    11.360   $    10.535
Number of accumulation units outstanding at end of period                          55,911        65,154
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    16.628   $    14.192
Value at end of period                                                        $    14.721   $    16.628
Number of accumulation units outstanding at end of period                         151,952       129,223
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    13.389   $    11.159
Value at end of period                                                        $    10.771   $    13.389
Number of accumulation units outstanding at end of period                           8,239         8,971
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN CENTRUY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      7.30   $     8.965   $    12.337
Value at end of period                                                        $      9.40   $      7.30   $     8.965
Number of accumulation units outstanding at end of period                          44,447        49,861        51,349
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $     10.33
Value at end of period                                                        $     11.91
Number of accumulation units outstanding at end of period                              56
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      7.69   $    11.074   $    14.799
Value at end of period                                                        $      9.80   $      7.69   $    11.074
Number of accumulation units outstanding at end of period                          55,856        72,512        80,210
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     11.35
Value at end of period                                                        $     12.03
Number of accumulation units outstanding at end of period                           3,682
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $     11.37
Value at end of period                                                        $     12.58
Number of accumulation units outstanding at end of period                             110
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     10.77   $     10.09
Value at end of period                                                        $     11.14   $     10.77
Number of accumulation units outstanding at end of period                          13,853         9,002
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      5.59   $     8.692   $    11.686
Value at end of period                                                        $      7.68   $      5.59   $     8.692
Number of accumulation units outstanding at end of period                          76,488        82,819        91,406
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $     12.97
Value at end of period                                                        $     16.78
Number of accumulation units outstanding at end of period                             622

                                                                                 2000          1999
                                                                              -----------   -----------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    15.427   $    12.322
Value at end of period                                                        $    12.337   $    15.427
Number of accumulation units outstanding at end of period                          56,339        60,619
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    15.783   $    12.844
Value at end of period                                                        $    14.799   $    15.783
Number of accumulation units outstanding at end of period                          81,825        51,669
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    16.499   $    12.327
Value at end of period                                                        $    11.686   $    16.499
Number of accumulation units outstanding at end of period                         101,007       103,358
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $     11.49
Value at end of period                                                        $     12.92
Number of accumulation units outstanding at end of period                           2,305
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     11.89
Value at end of period                                                        $     13.01
Number of accumulation units outstanding at end of period                           1,731
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      9.10   $    11.933   $    13.364
Value at end of period                                                        $     11.85   $      9.10   $    11.933
Number of accumulation units outstanding at end of period                          59,254        54,557        29,886
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     28.23
Value at end of period                                                        $     30.04
Number of accumulation units outstanding at end of period                             379
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      7.28   $     9.746   $    12.387
Value at end of period                                                        $      9.05   $      7.28   $     9.746
Number of accumulation units outstanding at end of period                     $    43,067        47,304        46,783
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $      8.35   $      8.12
Value at end of period                                                        $     10.76   $      8.35
Number of accumulation units outstanding at end of period                             143           142
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $     10.12   $    11.348   $    11.912
Value at end of period                                                        $     11.97   $     10.12   $    11.348
Number of accumulation units outstanding at end of period                         171,664       182,935       179,400
ING VP BOND PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $     13.19   $    12.240   $    11.318
Value at end of period                                                        $     13.94   $     13.19   $    12.240
Number of accumulation units outstanding at end of period                          83,138       112,073        48,531

                                                                                 2000          1999
                                                                              -----------   -----------
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    13.443   $    11.814
Value at end of period                                                        $    13.364   $    13.443
Number of accumulation units outstanding at end of period                          31,733        26,870
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    13.040   $    11.303
Value at end of period                                                        $    12.387   $    13.040
Number of accumulation units outstanding at end of period                          48,216        54,854
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    12.045   $    11.266
Value at end of period                                                        $    11.912   $    12.045
Number of accumulation units outstanding at end of period                         197,183       237,142
ING VP BOND PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    10.380   $    10.419
Value at end of period                                                        $    11.318   $    10.380
Number of accumulation units outstanding at end of period                          34,829        31,523

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period                                                  $      2.62   $     4.487   $     5.857
Value at end of period                                                        $      3.79   $      2.62   $     4.487
Number of accumulation units outstanding at end of period                          76,442        32,441        14,659
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      6.35   $     8.513   $    10.490
Value at end of period                                                        $      7.96   $      6.35   $     8.513
Number of accumulation units outstanding at end of period                         655,875       739,043       928,095
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $      6.08   $      8.37
Value at end of period                                                        $      8.04   $      6.08
Number of accumulation units outstanding at end of period                           6,140         3,152
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      6.91   $     9.773   $    13.474
Value at end of period                                                        $      8.95   $      6.91   $     9.773
Number of accumulation units outstanding at end of period                          16,868        16,786        20,045
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      8.44   $    10.811   $    12.585
Value at end of period                                                        $     10.58   $      8.44   $    10.811
Number of accumulation units outstanding at end of period                         239,180       219,826       144,313
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $     13.19   $    15.092   $    15.379
Value at end of period                                                        $     17.38   $     13.19   $    15.092
Number of accumulation units outstanding at end of period                          81,313        64,816        15,015
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      9.75   $    11.290   $    10.898
Value at end of period                                                        $     13.20   $      9.75   $    11.290
Number of accumulation units outstanding at end of period                          30,179        16,913         3,235
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      6.29   $     8.632   $    11.403
Value at end of period                                                        $      8.27   $      6.29   $     8.632
Number of accumulation units outstanding at end of period                           2,237         1,444           723

                                                                                 2000          1999
                                                                              -----------   -----------
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period                                                  $    10.445
Value at end of period                                                        $     5.857
Number of accumulation units outstanding at end of period                     $     5,915
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    11.847   $    10.922
Value at end of period                                                        $    10.490   $    11.847
Number of accumulation units outstanding at end of period                       1,009,352     1,191,861
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    15.387   $    12.980
Value at end of period                                                        $    13.474   $    15.387
Number of accumulation units outstanding at end of period                          22,758        12,695
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    13.968   $    12.633
Value at end of period                                                        $    12.585   $    13.968
Number of accumulation units outstanding at end of period                         134,831       107,027
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    12.896   $    11.478
Value at end of period                                                        $    15.379   $    12.896
Number of accumulation units outstanding at end of period                           7,716            60
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    10.150   $     9.235
Value at end of period                                                        $    10.022   $    10.150
Number of accumulation units outstanding at end of period                               0            70
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    14.391   $    11.236
Value at end of period                                                        $    11.403   $    14.391
Number of accumulation units outstanding at end of period                             824            59

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $      8.06   $      9.49
Value at end of period                                                        $     10.41   $      8.06
Number of accumulation units outstanding at end of period                          22,632        20,120
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $      6.99   $      8.92
Value at end of period                                                        $      9.50   $      6.99
Number of accumulation units outstanding at end of period                           8,675         7,045
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $     11.89   $    11.767   $    11.383
Value at end of period                                                        $     11.93   $     11.89   $    11.767
Number of accumulation units outstanding at end of period                         156,245       151,212        38,644
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      8.38   $     8.605   $    10.293
Value at end of period                                                        $     10.88   $      8.38   $     8.605
Number of accumulation units outstanding at end of period                           2,605         2,826         2,563
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $     10.00   $    13.100   $    12.666
Value at end of period                                                        $     13.67   $     10.00   $    13.100
Number of accumulation units outstanding at end of period                          54,596        50,291        23,551
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period                                                  $      5.03   $      8.02
Value at end of period                                                        $      6.94   $      5.03
Number of accumulation units outstanding at end of period                         324,055       263,319
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      8.92   $     9.916   $    10.721
Value at end of period                                                        $     10.60   $      8.92   $     9.916
Number of accumulation units outstanding at end of period                           3,980         3,741         2,933
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      8.06   $     9.402   $    10.688
Value at end of period                                                        $      9.97   $      8.06   $     9.402
Number of accumulation units outstanding at end of period                           2,414         3,617         3,470

                                                                                 2000          1999
                                                                              -----------   -----------
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    10.760   $    10.669
Value at end of period                                                        $    11.383   $    10.760
Number of accumulation units outstanding at end of period                          48,060        67,587
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $     8.744   $     8.255
Value at end of period                                                        $    10.293   $     8.744
Number of accumulation units outstanding at end of period                           3,526         4,257
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    11.933   $     9.996
Value at end of period                                                        $    12.666   $    11.933
Number of accumulation units outstanding at end of period                          21,331        17,509
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    10.735   $    10.032
Value at end of period                                                        $    10.721   $    10.735
Number of accumulation units outstanding at end of period                           3,859         3,809
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in option during November 1999)
Value at beginning of period                                                  $    10.819   $     9.864
Value at end of period                                                        $    10.688   $    10.819
Number of accumulation units outstanding at end of period                           3,343         3,650

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $     10.32   $    10.850   $    11.175
Value at end of period                                                        $     11.67   $     10.32   $    10.850
Number of accumulation units outstanding at end of period                          12,107        15,975        13,869
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      9.17   $    12.457   $    13.858
Value at end of period                                                        $     11.36   $      9.17   $    12.457
Number of accumulation units outstanding at end of period                         176,455       152,852        28,687
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $     12.76   $    13.717   $    14.474
Value at end of period                                                        $     14.48   $     12.76   $    13.717
Number of accumulation units outstanding at end of period                         463,652       413,816       154,190
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $     13.12   $    11.944   $    11.148
Value at end of period                                                        $     13.89   $     13.12   $    11.944
Number of accumulation units outstanding at end of period                          66,481        90,518        32,870
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      7.78   $    10.639   $    14.214
Value at end of period                                                        $     10.19   $      7.78   $    10.639
Number of accumulation units outstanding at end of period                          67,480        83,390        88,297
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      7.95   $    11.097   $    18.429
Value at end of period                                                        $     10.69   $      7.95   $    11.097
Number of accumulation units outstanding at end of period                         132,200       147,507       161,688
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      8.02   $    10.823   $    14.031
Value at end of period                                                        $      9.89   $      8.02   $    10.823
Number of accumulation units outstanding at end of period                         185,757       202,077       190,559
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $      7.93   $     10.12
Value at end of period                                                        $     10.34   $      7.93
Number of accumulation units outstanding at end of period                         153,707       113,866

                                                                                 2000          1999
                                                                              -----------   -----------
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    10.721   $    10.273
Value at end of period                                                        $    11.175   $    10.721
Number of accumulation units outstanding at end of period                          19,312        22,643
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    12.645   $    11.893
Value at end of period                                                        $    13.858   $    12.645
Number of accumulation units outstanding at end of period                          21,968        20,593
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    14.886   $    13.489
Value at end of period                                                        $    14.474   $    14.886
Number of accumulation units outstanding at end of period                         153,749       104,837
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    10.549   $    10.380
Value at end of period                                                        $    11.148   $    10.549
Number of accumulation units outstanding at end of period                          28,828        27,998
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    16.726   $    14.336
Value at end of period                                                        $    14.214   $    16.726
Number of accumulation units outstanding at end of period                          95,335        74,827
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    27.178   $    19.683
Value at end of period                                                        $    18.429   $    27,178
Number of accumulation units outstanding at end of period                         169,466       112,798
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    16.730   $    12.638
Value at end of period                                                        $    14.031   $    16.730
Number of accumulation units outstanding at end of period                         213,103       177,086
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period                                                  $      8.41   $      9.00
Value at end of period                                                        $     10.43   $      8.41
Number of accumulation units outstanding at end of period                         107,161        85,687
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $     11.20   $    14.467   $    16.538
Value at end of period                                                        $     15.93   $     11.20   $    14.467
Number of accumulation units outstanding at end of period                         170,279       146,975        11,434
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during March 2001
and November 1999)
Value at beginning of period                                                  $     11.57   $    10.826   $    10.793
Value at end of period                                                        $     13.58   $     11.57   $    10.826
Number of accumulation units outstanding at end of period                          20,162        14,818           729
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period                                                  $      8.07   $      9.44
Value at end of period                                                        $      9.84   $      8.07
Number of accumulation units outstanding at end of period                          49,078        41,355
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $      7.61   $      9.84
Value at end of period                                                        $      9.37   $      7.61
Number of accumulation units outstanding at end of period                           1,945           836
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $      8.82   $     10.30
Value at end of period                                                        $     12.06   $      8.82
Number of accumulation units outstanding at end of period                          10,939         5,115

                                                                                 2000          1999
                                                                              -----------   -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    15.823   $    12.055
Value at end of period                                                        $    16.538   $    15.823
Number of accumulation units outstanding at end of period                          13,257           371
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during March 2001 and
November 1999)
Value at beginning of period                                                  $    10.172   $     9.997
Value at end of period                                                        $    10.239   $    10.172
Number of accumulation units outstanding at end of period                               0         1,233
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                   TABLE VIII
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.60%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002          2001           2000
                                                                              -----------   -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2000)
Value at beginning of period                                                  $      7.02   $     9.330   $    12.235   $    13.036
Value at end of period                                                        $      9.03   $      7.02   $     9.330   $    12.235
Number of accumulation units outstanding at end of period                          16,906        11,934         5,426            32
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2000)
Value at beginning of period                                                  $      6.43   $     7.667   $     9.996   $    10.403
Value at end of period                                                        $      7.96   $      6.43   $     7.667   $     9.996
Number of accumulation units outstanding at end of period                          73,389        70,527        38,497            84
AIM V.I. GROWTH FUND
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      4.32   $     6.297   $     9.160
Value at end of period                                                        $      5.64   $      4.32   $     6.297
Number of accumulation units outstanding at end of period                          17,757         9,744         4,758
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during November 2000)
Value at beginning of period                                                  $      5.91   $     8.523   $     9.806   $     9.839
Value at end of period                                                        $      7.35   $      5.91   $     8.523   $     9.806
Number of accumulation units outstanding at end of period                          21,665        16,330         3,593             5
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period                                                  $      9.29   $    10.636   $    11.035
Value at end of period                                                        $     11.02   $      9.29   $    10.636
Number of accumulation units outstanding at end of period                          12,992        10,572         8,855
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $     10.33   $    11.465   $    12.621
Value at end of period                                                        $     13.19   $     10.33   $    11.465
Number of accumulation units outstanding at end of period                         578,035       456,743       266,409

                                                                                 2003          2002          2001           2000
                                                                              -----------   -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      8.85   $    10.718   $    11.454
Value at end of period                                                        $     11.46   $      8.85   $    10.718
Number of accumulation units outstanding at end of period                         639,168       487,673       292,699
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period                                                  $      8.36   $    12.034   $    14.702   $    15.283
Value at end of period                                                        $     11.04   $      8.36   $    12.034   $    14.702
Number of accumulation units outstanding at end of period                         555,652       505,859       344,985            11
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      6.68   $     8.429   $    10.096
Value at end of period                                                        $      9.52   $      6.68   $     8.429
Number of accumulation units outstanding at end of period                          53,560        24,366        10,450
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      9.31   $     11.46
Value at end of period                                                        $     12.23   $      9.31
Number of accumulation units outstanding at end of period                          4,495         2,850
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      6.25   $      6.47
Value at end of period                                                        $      7.91   $      6.25
Number of accumulation units outstanding at end of period                           1,512         1,052
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      5.06   $      5.36
Value at end of period                                                        $      7.27   $      5.06
Number of accumulation units outstanding at end of period                          17,547            14
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $      6.61
Value at end of period                                                        $      8.74
Number of accumulation units outstanding at end of period                           1,738
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      8.12   $      7.96
Value at end of period                                                        $     10.93   $      8.12
Number of accumulation units outstanding at end of period                             665           385

                                                                                 2003          2002          2001           2000
                                                                              -----------   -----------   -----------   -----------
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $      9.65
Value at end of period                                                        $     11.57
Number of accumulation units outstanding at end of period                           1,713
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      8.32   $      8.72
Value at end of period                                                        $     10.23   $      8.32
Number of accumulation units outstanding at end of period                           1,566           779
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      7.29   $     8.949   $    11.980
Value at end of period                                                        $      9.38   $      7.29   $     8.949
Number of accumulation units outstanding at end of period                         188,556       166,958       119,266
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      9.21   $      9.22
Value at end of period                                                        $     11.90   $      9.21
Number of accumulation units outstanding at end of period                           1,074            18
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period                                                  $      7.67   $    11.054   $    14.780   $    15.104
Value at end of period                                                        $      9.77   $      7.67   $    11.054   $    14.780
Number of accumulation units outstanding at end of period                         110,101       111,920        82,017            18
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     11.43
Value at end of period                                                        $     12.03
Number of accumulation units outstanding at end of period                             935
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period                                                  $     10.82
Value at end of period                                                        $     12.57
Number of accumulation units outstanding at end of period                           2,770
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     10.76   $     10.00
Value at end of period                                                        $     11.13   $     10.76
Number of accumulation units outstanding at end of period                          21,807        15,367

                                                                                 2003          2002          2001           2000
                                                                              -----------   -----------   -----------   -----------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      5.58   $     8.676   $    12.821
Value at end of period                                                        $      7.66   $      5.58   $     8.676
Number of accumulation units outstanding at end of period                         493,973       408,520       354,090
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $     11.99   $     11.65
Value at end of period                                                        $     16.76   $     11.99
Number of accumulation units outstanding at end of period                           2,354            77
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      9.89   $     10.00
Value at end of period                                                        $     12.91   $      9.89
Number of accumulation units outstanding at end of period                           3,472           735
ING T. ROW PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                                  $     11.79
Value at end of period                                                        $     13.01
Number of accumulation units outstanding at end of period                             577
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      9.08   $    11.911   $    13.566
Value at end of period                                                        $     11.82   $      9.08   $    11.911
Number of accumulation units outstanding at end of period                         254,412       195,228       151,126
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $     23.76   $     24.53
Value at end of period                                                        $     30.00   $     23.76
Number of accumulation units outstanding at end of period                             743           290
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      7.26   $     9.729   $    12.638
Value at end of period                                                        $      9.02   $      7.26   $     9.729
Number of accumulation units outstanding at end of period                         175,941       184,641       123,118
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      8.34   $      8.18
Value at end of period                                                        $     10.75   $      8.34
Number of accumulation units outstanding at end of period                           3,399         1,949

                                                                                 2003          2002          2001           2000
                                                                              -----------   -----------   -----------   -----------
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $     10.10   $    11.327   $    12.058
Value at end of period                                                        $     11.93   $     10.10   $    11.327
Number of accumulation units outstanding at end of period                         713,922       666,708       618,049
ING VP BOND PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $     13.16   $    12.218   $    11.539
Value at end of period                                                        $     13.90   $     13.16   $    12.218
Number of accumulation units outstanding at end of period                         365,592       378,990       128,150
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      2.62   $     4.483   $     6.538
Value at end of period                                                        $      3.78   $      2.62   $     4.483
Number of accumulation units outstanding at end of period                         245,026       174,362         6,940
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      6.34   $     8.497   $    10.163
Value at end of period                                                        $      7.94   $      6.34   $     8.497
Number of accumulation units outstanding at end of period                       2,670,006     2,807,208     1,639,326
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                                  $      7.36
Value at end of period                                                        $      8.03
Number of accumulation units outstanding at end of period                             192
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period                                                  $      6.89   $     9.755   $    13.456   $    14.825
Value at end of period                                                        $      8.93   $      6.89   $     9.755   $    13.456
Number of accumulation units outstanding at end of period                          55,610        53,349         4,506             1
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period                                                  $      8.42   $    10.792   $    12.569   $    12.787
Value at end of period                                                        $     10.55   $      8.42   $    10.792   $    12.569
Number of accumulation units outstanding at end of period                         270,330       221,565        72,836             2
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $     13.16   $    15.065   $    15.183
Value at end of period                                                        $     17.33   $     13.16   $    15.065
Number of accumulation units outstanding at end of period                         302,362       218,102        70,046

                                                                                 2003          2002          2001           2000
                                                                              -----------   -----------   -----------   -----------
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      9.72   $    11.270   $    11.130
Value at end of period                                                        $     13.16   $      9.72   $    11.270
Number of accumulation units outstanding at end of period                         145,109        82,105         3,181
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during August 2001)
Value at beginning of period                                                  $      6.28   $     8.616   $     9.095
Value at end of period                                                        $      8.24   $      6.28   $     8.616
Number of accumulation units outstanding at end of period                          23,258        12,082           905
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $      7.55
Value at end of period                                                        $     10.40
Number of accumulation units outstanding at end of period                             241
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $      7.92
Value at end of period                                                        $      8.93
Number of accumulation units outstanding at end of period                              57
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      6.98   $      7.52
Value at end of period                                                        $      9.48   $      6.98
Number of accumulation units outstanding at end of period                           3,294            99
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $     11.86   $    11.745   $    11.396
Value at end of period                                                        $     11.90   $     11.86   $    11.745
Number of accumulation units outstanding at end of period                         110,222       109,591        37,494
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during July 2001)
Value at beginning of period                                                  $      8.36   $     8.590   $     8.529
Value at end of period                                                        $     10.85   $      8.36   $     8.590
Number of accumulation units outstanding at end of period                          12,470        12,408         8,578
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      9.98   $    13.076   $    12.779
Value at end of period                                                        $     13.64   $      9.98   $    13.076
Number of accumulation units outstanding at end of period                         199,373       148,833        36,305

                                                                                 2003          2002          2001           2000
                                                                              -----------   -----------   -----------   -----------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      5.03   $      5.42
Value at end of period                                                        $      6.93   $      5.03
Number of accumulation units outstanding at end of period                           3,497           139
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      8.90   $     9.898   $    10.501
Value at end of period                                                        $     10.57   $      8.90   $     9.898
Number of accumulation units outstanding at end of period                          12,588         2,506           887
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      8.05   $     9,385   $    10.376
Value at end of period                                                        $      9.94   $      8.05   $     9.385
Number of accumulation units outstanding at end of period                           5,823         6,441           789
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $     10.30   $    10.830   $    11.137
Value at end of period                                                        $     11.63   $     10.30   $    10.830
Number of accumulation units outstanding at end of period                           6,035         5,239            19
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      9.15   $    12.434   $    14.318
Value at end of period                                                        $     11.33   $      9.15   $    12.434
Number of accumulation units outstanding at end of period                         168,525       144,214        65,724
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period                                                  $     12.73   $    13.692   $    14.455   $    14.284
Value at end of period                                                        $     14.44   $     12.73   $    13.692   $    14.455
Number of accumulation units outstanding at end of period                         539,472       470,155       289,819            55
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $     13.09   $    11.922   $    11.340
Value at end of period                                                        $     13.85   $     13.09   $    11.922
Number of accumulation units outstanding at end of period                         106,724       111,346        55,975
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period                                                  $      7.76   $    10.620   $    15.428
Value at end of period                                                        $     10.16   $      7.76   $    10.620
Number of accumulation units outstanding at end of period                         405,618       380,179       260,338

                                                                                 2003          2002          2001           2000
                                                                              -----------   -----------   -----------   -----------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period                                                  $      7.93   $    11.077   $    18.405   $    19.660
Value at end of period                                                        $     10.66   $      7.93   $    11.077   $    18.405
Number of accumulation units outstanding at end of period                         835,147       808,469       446,282             6
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period                                                  $      8.00   $    10.803   $    14.013   $    14.508
Value at end of period                                                        $      9.86   $      8.00   $    10.803   $    14.013
Number of accumulation units outstanding at end of period                         877,171       899,867       697,544            20
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      7.93   $      9.62
Value at end of period                                                        $     10.33   $      7.93
Number of accumulation units outstanding at end of period                          23,650        13,372
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      8.40   $      9.77
Value at end of period                                                        $     10.42   $      8.40
Number of accumulation units outstanding at end of period                           9,838         5,263
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $     11.18   $    14.441   $    16.648
Value at end of period                                                        $     15.89   $     11.18   $    14.441
Number of accumulation units outstanding at end of period                         347,227       201,231        71,247
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during March 2001)
Value at beginning of period                                                  $     11.54   $    10.806   $    10.611
Value at end of period                                                        $     13.55   $     11.54   $    10.806
Number of accumulation units outstanding at end of period                          27,232        15,793         1,420
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $      7.78
Value at end of period                                                        $      9.83
Number of accumulation units outstanding at end of period                           1,664
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $      7.36
Value at end of period                                                        $      9.35
Number of accumulation units outstanding at end of period                             325

                                                                                 2003          2002          2001           2000
                                                                              -----------   -----------   -----------   -----------
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $      9.01
Value at end of period                                                        $     12.05
Number of accumulation units outstanding at end of period                           3,316

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE IX
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.65%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $      7.00   $     9.317   $    12.224
Value at end of period                                                        $      9.01   $      7.00   $     9.317
Number of accumulation units outstanding at end of period                           5,328         3,966         3,349
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $      6.42   $     7.657   $     9.987
Value at end of period                                                        $      7.94   $      6.42   $     7.657
Number of accumulation units outstanding at end of period                           3,382         3,727         2,707
AIM V.I. GROWTH FUND
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $      4.31   $     6.288   $     9.574
Value at end of period                                                        $      5.62   $      4.31   $     6.288
Number of accumulation units outstanding at end of period                           7,603         5,188         4,471
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $      5.90   $     8.511   $     9.798
Value at end of period                                                        $      7.33   $      5.90   $     8.511
Number of accumulation units outstanding at end of period                           7,447         4,055         3,470
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $      9.27   $    10.617   $    11.483
Value at end of period                                                        $     10.99   $      9.27   $    10.617
Number of accumulation units outstanding at end of period                           8,298         6,111         4,910
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $     10.31   $    11.444   $    13.126
Value at end of period                                                        $     13.15   $     10.31   $    11.444
Number of accumulation units outstanding at end of period                          94,553       270,820       275,047

                                                                                 2000          1999
                                                                              -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $    14.959
Value at end of period                                                        $    12.224
Number of accumulation units outstanding at end of period                           1,699
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $    11.764   $    10.785
Value at end of period                                                        $     9.987   $    11.764
Number of accumulation units outstanding at end of period                           1,781            17
AIM V.I. GROWTH FUND
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $    12.119   $    10.100
Value at end of period                                                        $     9.574   $    12.119
Number of accumulation units outstanding at end of period                           3,182         1,728
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $    11.554   $    10.194
Value at end of period                                                        $     9.798   $    11.554
Number of accumulation units outstanding at end of period                           2,325           733
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $    11.932   $    11.067
Value at end of period                                                        $    11.483   $    11.932
Number of accumulation units outstanding at end of period                           4,099         3,322
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    14.148   $    12.698
Value at end of period                                                        $    13.126   $    14.148
Number of accumulation units outstanding at end of period                         277,303       276,641

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $      8.83   $    10.698   $    11.330
Value at end of period                                                        $     11.43   $      8.83   $    10.698
Number of accumulation units outstanding at end of period                          44,084       139,155       126,487
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $      8.34   $    12.012   $    14.683
Value at end of period                                                        $     11.01   $      8.34   $    12.012
Number of accumulation units outstanding at end of period                         121,964       327,266       331,028
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $      6.66   $     8.414   $    10.743
Value at end of period                                                        $      9.49   $      6.66   $     8.414
Number of accumulation units outstanding at end of period                          15,332        28,329        23,263
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2002)
Value at beginning of period                                                  $      9.30   $     11.65
Value at end of period                                                        $     12.21   $      9.30
Number of accumulation units outstanding at end of period                          11,901         1,749
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $      7.12
Value at end of period                                                        $      7.90
Number of accumulation units outstanding at end of period                             117
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $      6.02
Value at end of period                                                        $      7.26
Number of accumulation units outstanding at end of period                           4,685
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $      7.84
Value at end of period                                                        $      8.73
Number of accumulation units outstanding at end of period                             592
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                                  $     10.01
Value at end of period                                                        $     10.92
Number of accumulation units outstanding at end of period                           2,084

                                                                                 2000          1999
                                                                              -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    10.518   $    10.691
Value at end of period                                                        $    11.330   $    10.518
Number of accumulation units outstanding at end of period                         107,997       123,332
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    16.601   $    13.816
Value at end of period                                                        $    14.683   $    16.601
Number of accumulation units outstanding at end of period                         331,653       309,124
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    13.367   $    10.023
Value at end of period                                                        $    10.743   $    13.367
Number of accumulation units outstanding at end of period                          17,889        15,589
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     10.05
Value at end of period                                                        $     11.56
Number of accumulation units outstanding at end of period                           8,963
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $      9.29
Value at end of period                                                        $     10.22
Number of accumulation units outstanding at end of period                             352
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $      7.27   $     8.933   $    12.305
Value at end of period                                                        $      9.35   $      7.27   $     8.933
Number of accumulation units outstanding at end of period                           9,714        26,794        25,877
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                                  $     10.85
Value at end of period                                                        $     11.89
Number of accumulation units outstanding at end of period                             568
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $      7.66   $    11.034   $    14.761
Value at end of period                                                        $      9.74   $      7.66   $    11.034
Number of accumulation units outstanding at end of period                          24,938        22,923        22,070
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $      9.53
Value at end of period                                                        $     10.94
Number of accumulation units outstanding at end of period                             184
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     11.20
Value at end of period                                                        $     12.03
Number of accumulation units outstanding at end of period                           2,253
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     11.50
Value at end of period                                                        $     12.55
Number of accumulation units outstanding at end of period                             640

                                                                                 2000          1999
                                                                              -----------   -----------
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    15.403   $    10.375
Value at end of period                                                        $    12.305   $    15.403
Number of accumulation units outstanding at end of period                          27,469   $    24,792
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $    15.758   $    12.653
Value at end of period                                                        $    14.761   $    15.758
Number of accumulation units outstanding at end of period                          19,493        14,720
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     10.86
Value at end of period                                                        $     11.12
Number of accumulation units outstanding at end of period                          13,179
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $      5.57   $     8.660   $    11.655
Value at end of period                                                        $      7.64   $      5.57   $     8.660
Number of accumulation units outstanding at end of period                          40,780       116,847       110,098
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                                  $     15.42
Value at end of period                                                        $     16.74
Number of accumulation units outstanding at end of period                             332
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     11.47
Value at end of period                                                        $     12.89
Number of accumulation units outstanding at end of period                           1,436
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     11.63
Value at end of period                                                        $     13.01
Number of accumulation units outstanding at end of period                           2,562
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $      9.06   $    11.890   $    13.329
Value at end of period                                                        $     11.79   $      9.06   $    11.890
Number of accumulation units outstanding at end of period                          47,933        20,648        16,816
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                                  $     28.03
Value at end of period                                                        $     29.97
Number of accumulation units outstanding at end of period                              27
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $      7.25   $     9.711   $    12.355
Value at end of period                                                        $      9.00   $      7.25   $     9.711
Number of accumulation units outstanding at end of period                          67,671        95,320       100,082

                                                                                 2000          1999
                                                                              -----------   -----------
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    16.472   $    10.880
Value at end of period                                                        $    11.655   $    16.472
Number of accumulation units outstanding at end of period                         116,509       109,678
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $    13.421   $    11.742
Value at end of period                                                        $    13.329   $    13.421
Number of accumulation units outstanding at end of period                          14,592        17,657
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    13.019   $    11.075
Value at end of period                                                        $    12.355   $    13.019
Number of accumulation units outstanding at end of period                          96,006        89,183

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                                  $      9.80
Value at end of period                                                        $     10.75
Number of accumulation units outstanding at end of period                             390
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $     10.08   $    11.307   $    11.881
Value at end of period                                                        $     11.90   $     10.08   $    11.307
Number of accumulation units outstanding at end of period                          70,493       105,474       123,203
ING VP BOND PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $     13.13   $    12.196   $    11.289
Value at end of period                                                        $     13.86   $     13.13   $    12.196
Number of accumulation units outstanding at end of period                         118,161       215,827       162,516
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $      2.61   $      2.68
Value at end of period                                                        $      3.78   $      2.61
Number of accumulation units outstanding at end of period                          11,822         4,005
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $      6.32   $     8.482   $    10.463
Value at end of period                                                        $      7.92   $      6.32   $     8.482
Number of accumulation units outstanding at end of period                         322,236       388,659       445,025
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                                  $      7.57
Value at end of period                                                        $      8.02
Number of accumulation units outstanding at end of period                             354
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $      6.87   $     9.738   $    13.439
Value at end of period                                                        $      8.90   $      6.87   $     9.738
Number of accumulation units outstanding at end of period                          24,605        20,271        20,761
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $      8.40   $    10.772   $    12.553
Value at end of period                                                        $     10.53   $      8.40   $    10.772
Number of accumulation units outstanding at end of period                          62,412       254,911       232,973

                                                                                 2000          1999
                                                                              -----------   -----------
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    12.026   $    11.183
Value at end of period                                                        $    11.881   $    12.026
Number of accumulation units outstanding at end of period                         118,492       119,529
ING VP BOND PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    10.363   $    10.594
Value at end of period                                                        $    11.289   $    10.363
Number of accumulation units outstanding at end of period                         115,114       113,547
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    11.828   $    10.867
Value at end of period                                                        $    10.463   $    11.828
Number of accumulation units outstanding at end of period                         448,612       479,213
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $    15.362   $    12.835
Value at end of period                                                        $    13.439   $    15.362
Number of accumulation units outstanding at end of period                          20,847        17,762
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    13.946   $    12.586
Value at end of period                                                        $    12.553   $    13.946
Number of accumulation units outstanding at end of period                         214,858       198,941

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $     13.13   $    15.038   $    15.339
Value at end of period                                                        $     17.28   $     13.13   $    15.038
Number of accumulation units outstanding at end of period                          59,842        26,984        12,404
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $      9.70   $    11.249   $    11.057
Value at end of period                                                        $     13.12   $      9.70   $    11.249
Number of accumulation units outstanding at end of period                          27,777        79,252        60,052
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $      6.27   $     8.601   $    11.373
Value at end of period                                                        $      8.22   $      6.27   $     8.601
Number of accumulation units outstanding at end of period                           3,408         2,482         1,683
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $      8.60
Value at end of period                                                        $     10.38
Number of accumulation units outstanding at end of period                          11,681
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                                  $      7.85
Value at end of period                                                        $      8.92
Number of accumulation units outstanding at end of period                              28
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                                  $      8.67
Value at end of period                                                        $      9.47
Number of accumulation units outstanding at end of period                             101
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $     11.84   $    11.724   $    11.354
Value at end of period                                                        $     11.87   $     11.84   $    11.724
Number of accumulation units outstanding at end of period                          52,087       360,337       319,092
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $      8.34   $     8.574   $    10.266
Value at end of period                                                        $     10.82   $      8.34   $     8.574
Number of accumulation units outstanding at end of period                              90         1,137         1,128

                                                                                 2000          1999
                                                                              -----------   -----------
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $    12.875   $    11.204
Value at end of period                                                        $    15.339   $    12.875
Number of accumulation units outstanding at end of period                           7,546         5,592
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    10.134   $     8.416
Value at end of period                                                        $    11.057   $    10.134
Number of accumulation units outstanding at end of period                          44,026        40,166
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $    14.367   $    11.021
Value at end of period                                                        $    11.373   $    14.367
Number of accumulation units outstanding at end of period                           1,360           405
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    10.742   $    10.407
Value at end of period                                                        $    11.354   $    10.742
Number of accumulation units outstanding at end of period                         220,271       249,862
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $     8.729   $     8.125
Value at end of period                                                        $    10.266   $     8.729
Number of accumulation units outstanding at end of period                           1,116         2,246

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $      9.96   $    13.052   $    12.633
Value at end of period                                                        $     13.60   $      9.96   $    13.052
Number of accumulation units outstanding at end of period                          28,666        19,390        14,063
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period                                                  $      5.03   $      7.84
Value at end of period                                                        $      6.92   $      5.03
Number of accumulation units outstanding at end of period                          12,373         2,452
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $      8.88   $     9.880   $    10.693
Value at end of period                                                        $     10.54   $      8.88   $     9.880
Number of accumulation units outstanding at end of period                         102,180       100,042        88,214
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $      8.03   $     9.368   $    10.660
Value at end of period                                                        $      9.92   $      8.03   $     9.368
Number of accumulation units outstanding at end of period                         281,343       257,890       251,064
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $     10.27   $    10.811   $    11.146
Value at end of period                                                        $     11.60   $     10.27   $    10.811
Number of accumulation units outstanding at end of period                           5,924        46,947        68,036
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $      9.13   $    12.412   $    13.822
Value at end of period                                                        $     11.30   $      9.13   $    12.412
Number of accumulation units outstanding at end of period                          19,361        82,910        93,825
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $     12.70   $    13.668   $    14.436
Value at end of period                                                        $     14.39   $     12.70   $    13.668
Number of accumulation units outstanding at end of period                          40,977       258,351       278,332
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $     13.06   $    11.901   $    11.119
Value at end of period                                                        $     13.81   $     13.06   $    11.901
Number of accumulation units outstanding at end of period                          37,987       156,018       119,542

                                                                                 2000          1999
                                                                              -----------   -----------
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $    11.914   $     9.740
Value at end of period                                                        $    12.633   $    11.914
Number of accumulation units outstanding at end of period                          14,681         8,502
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    10.718   $     9.799
Value at end of period                                                        $    10.693   $    10.718
Number of accumulation units outstanding at end of period                          98,179        90,629
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    10.802   $     9.484
Value at end of period                                                        $    10.660   $    10.802
Number of accumulation units outstanding at end of period                         216,680       184,741
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    10.704   $    10.114
Value at end of period                                                        $    11.146   $    10.704
Number of accumulation units outstanding at end of period                          59,748        62,233
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    12.625   $    11.196
Value at end of period                                                        $    13.822   $    12.625
Number of accumulation units outstanding at end of period                          68,866        69,481
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    14.862   $    13.502
Value at end of period                                                        $    14.436   $    14.862
Number of accumulation units outstanding at end of period                         265,161       251,840
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    10.532   $    10.622
Value at end of period                                                        $    11.119   $    10.532
Number of accumulation units outstanding at end of period                          85,714        88,620

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $      7.74   $    10.601   $    14.177
Value at end of period                                                        $     10.13   $      7.74   $    10.601
Number of accumulation units outstanding at end of period                          60,105        48,859        51,356
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $      7.92   $    11.057   $    18.381
Value at end of period                                                        $     10.63   $      7.92   $    11.057
Number of accumulation units outstanding at end of period                         104,529       279,955       259,793
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $      7.98   $    10.784   $    13.994
Value at end of period                                                        $      9.83   $      7.98   $    10.784
Number of accumulation units outstanding at end of period                         106,849       275,741       272,886
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period                                                  $      7.92   $      9.66
Value at end of period                                                        $     10.31   $      7.92
Number of accumulation units outstanding at end of period                          52,413        10,078
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $      8.92
Value at end of period                                                        $     10.41
Number of accumulation units outstanding at end of period                           2,115
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $     11.15   $    14.414   $    16.495
Value at end of period                                                        $     15.85   $     11.15   $    14.414
Number of accumulation units outstanding at end of period                          39,649        15,311         7,459
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $     11.51   $    10.787   $    10.356
Value at end of period                                                        $     13.51   $     11.51   $    10.787
Number of accumulation units outstanding at end of period                          13,110         5,754         4,592
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $      8.63
Value at end of period                                                        $      9.82
Number of accumulation units outstanding at end of period                          12,864

                                                                                 2000          1999
                                                                              -----------   -----------
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $    16.699   $    14.246
Value at end of period                                                        $    14.177   $    16.699
Number of accumulation units outstanding at end of period                          44,540        29,859
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    27.135   $    15.589
Value at end of period                                                        $    18.381   $    27.135
Number of accumulation units outstanding at end of period                         259,475       216,673
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period                                                  $    16.703   $    11.492
Value at end of period                                                        $    13.994   $    16.703
Number of accumulation units outstanding at end of period                         266,228       237,116
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $    15.798   $    11.782
Value at end of period                                                        $    16.495   $    15.798
Number of accumulation units outstanding at end of period                           5,368           137
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $    10.155   $     9.942
Value at end of period                                                        $    10.356   $    10.155
Number of accumulation units outstanding at end of period                           4,046            64
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period                                                  $      7.60   $      9.30
Value at end of period                                                        $      9.34   $      7.60
Number of accumulation units outstanding at end of period                             368            96
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period                                                  $      8.81   $     10.57
Value at end of period                                                        $     12.03   $      8.81
Number of accumulation units outstanding at end of period                           3,885           667

                                                                                 2000          1999
                                                                              -----------   -----------
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                     TABLE X
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $      6.99   $     9.305   $    12.214
Value at end of period                                                        $      8.99   $      6.99   $     9.305
Number of accumulation units outstanding at end of period                          37,538        25,008        22,118
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $      6.41   $     7.646   $     9.979
Value at end of period                                                        $      7.92   $      6.41   $     7.646
Number of accumulation units outstanding at end of period                          54,466        42,490        37,707
AIM V.I. GROWTH FUND
(Funds were first received in this option during December 1999)
Value at beginning of period                                                  $      4.30   $     6.280   $     9.566
Value at end of period                                                        $      5.61   $      4.30   $     6.280
Number of accumulation units outstanding at end of period                          51,289        30,487        19,067
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $      5.89   $     8.500   $     9.790
Value at end of period                                                        $      7.31   $      5.89   $     8.500
Number of accumulation units outstanding at end of period                         122,354       108,609       111,847
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      9.25   $    10.598   $    11.468
Value at end of period                                                        $     10.95   $      9.25   $    10.598
Number of accumulation units outstanding at end of period                          58,483        32,527        31,092
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO

(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     10.28   $    11.423   $    13.109
Value at end of period                                                        $     13.12   $     10.28   $    11.423
Number of accumulation units outstanding at end of period                         297,548       199,144       168,313

                                                                                 2000          1999
                                                                              -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $    13.805   $    10.189
Value at end of period                                                        $    12.214   $    13.805
Number of accumulation units outstanding at end of period                          20,534            82
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $    11.760   $     9.404
Value at end of period                                                        $     9.979   $    11.760
Number of accumulation units outstanding at end of period                          13,862            41
AIM V.I. GROWTH FUND
(Funds were first received in this option during December 1999)
Value at beginning of period                                                  $    12.115   $    11.387
Value at end of period                                                        $     9.566   $    12.115
Number of accumulation units outstanding at end of period                           4,289            54
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $    11.550   $     9.661
Value at end of period                                                        $     9.790   $    11.550
Number of accumulation units outstanding at end of period                          90,764            80
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    11.922   $    11.025
Value at end of period                                                        $    11.468   $    11.922
Number of accumulation units outstanding at end of period                          21,801         3,736
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO

(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    14.137   $    12.471
Value at end of period                                                        $    13.109   $    14.137
Number of accumulation units outstanding at end of period                          89,345        19,120

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      8.81   $    10.679   $    11.315
Value at end of period                                                        $     11.40   $      8.81   $    10.679
Number of accumulation units outstanding at end of period                         276,485       208,439       170,131
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      8.32   $    11.991   $    14.664
Value at end of period                                                        $     10.98   $      8.32   $    11.991
Number of accumulation units outstanding at end of period                         418,415       290,780       230,639
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      6.65   $     8.399   $    10.729
Value at end of period                                                        $      9.47   $      6.65   $     8.399
Number of accumulation units outstanding at end of period                          46,371        30,199        19,219
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      9.30   $     11.60
Value at end of period                                                        $     12.20   $      9.30
Number of accumulation units outstanding at end of period                          21,929         5,041
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $      7.04
Value at end of period                                                        $      7.89
Number of accumulation units outstanding at end of period                              38
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $      5.95
Value at end of period                                                        $      7.25
Number of accumulation units outstanding at end of period                           3,397
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                                  $      6.62
Value at end of period                                                        $      8.72
Number of accumulation units outstanding at end of period                           2,118
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      8.11   $      9.51
Value at end of period                                                        $     10.92   $      8.11
Number of accumulation units outstanding at end of period                           9,750            43

                                                                                 2000          1999
                                                                              -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    10.509   $    11.230
Value at end of period                                                        $    11.315   $    10.509
Number of accumulation units outstanding at end of period                          51,473         8,104
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    16.588   $    13.474
Value at end of period                                                        $    14.664   $    16.588
Number of accumulation units outstanding at end of period                         117,753        37,940
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    13.356   $    10.077
Value at end of period                                                        $    10.729   $    13.356
Number of accumulation units outstanding at end of period                          12,204           396
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $      8.72   $      8.76
Value at end of period                                                        $     11.55   $      8.72
Number of accumulation units outstanding at end of period                           9,295         1,512
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $      8.31   $      8.30
Value at end of period                                                        $     10.21   $      8.31
Number of accumulation units outstanding at end of period                           5,701         5,414
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      7.25   $     8.916   $    12.289
Value at end of period                                                        $      9.32   $      7.25   $     8.916
Number of accumulation units outstanding at end of period                         122,127        81,814        77,879
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $      9.20   $      8.87
Value at end of period                                                        $     11.88   $      9.20
Number of accumulation units outstanding at end of period                          14,670         1,321
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      7.64   $    11.014   $    14.741
Value at end of period                                                        $      9.71   $      7.64   $    11.014
Number of accumulation units outstanding at end of period                         192,733       159,492       149,887
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $      8.35   $      8.03
Value at end of period                                                        $     10.93   $      8.35
Number of accumulation units outstanding at end of period                           3,532           524
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $     11.03
Value at end of period                                                        $     12.02
Number of accumulation units outstanding at end of period                           6,111
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $      9.69   $      9.73
Value at end of period                                                        $     12.54   $      9.69
Number of accumulation units outstanding at end of period                           4,388            12

                                                                                 2000          1999
                                                                              -----------   -----------
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    15.390   $    10.603
Value at end of period                                                        $    12.289   $    15.390
Number of accumulation units outstanding at end of period                          51,249        12,199
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    15.745   $    11.997
Value at end of period                                                        $    14.741   $    15.745
Number of accumulation units outstanding at end of period                          88,158         4,667
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     10.76   $     10.20
Value at end of period                                                        $     11.11   $     10.76
Number of accumulation units outstanding at end of period                          24,375         3,622
ING SALOMON BROTHRES AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      5.55   $     8.645   $    11.640
Value at end of period                                                        $      7.62   $      5.55   $     8.645
Number of accumulation units outstanding at end of period                         341,696       210,946       189,892
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $     12.38
Value at end of period                                                        $     16.73
Number of accumulation units outstanding at end of period                           3,048
ING SALOMON BROTHRES INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      9.87   $     10.11
Value at end of period                                                        $     12.88   $      9.87
Number of accumulation units outstanding at end of period                           6,871         4,632
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period                                                  $     12.20
Value at end of period                                                        $     13.00
Number of accumulation units outstanding at end of period                               4
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      9.04   $    11.868   $    13.312
Value at end of period                                                        $     11.75   $      9.04   $    11.868
Number of accumulation units outstanding at end of period                         215,591       151,073       130,866
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                                  $     21.72
Value at end of period                                                        $     29.94
Number of accumulation units outstanding at end of period                             149
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      7.23   $     9.694   $    12.339
Value at end of period                                                        $      8.97   $      7.23   $     9.694
Number of accumulation units outstanding at end of period                         135,423       111,297        89,232

                                                                                 2000          1999
                                                                              -----------   -----------
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHRES AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    16.459   $    11.165
Value at end of period                                                        $    11.640   $    16.459
Number of accumulation units outstanding at end of period                         125,768        32,821
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHRES INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    13.410   $    11.790
Value at end of period                                                        $    13.312   $    13.410
Number of accumulation units outstanding at end of period                          74,711        17,647
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    13.008   $    11.020
Value at end of period                                                        $    12.339   $    13.008
Number of accumulation units outstanding at end of period                          60,144        22,796

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      8.34   $      9.34
Value at end of period                                                        $     10.74   $      8.34
Number of accumulation units outstanding at end of period                          15,519           715
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     10.05   $    11.286   $    11.865
Value at end of period                                                        $     11.87   $     10.05   $    11.286
Number of accumulation units outstanding at end of period                         732,352       435,256       224,542
ING VP BOND PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     13.10   $    12.174   $    11.274
Value at end of period                                                        $     13.82   $     13.10   $    12.174
Number of accumulation units outstanding at end of period                         295,020       184,031       140,186
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      2.61   $     4.476   $     5.851
Value at end of period                                                        $      3.77   $      2.61   $     4.476
Number of accumulation units outstanding at end of period                          97,529        45,733        33,874
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      6.31   $     8.467   $    10.450
Value at end of period                                                        $      7.89   $      6.31   $     8.467
Number of accumulation units outstanding at end of period                       1,655,663     1,243,825       962,324
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $      6.36
Value at end of period                                                        $      8.01
Number of accumulation units outstanding at end of period                             494
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      6.86   $     9.720   $    13.421
Value at end of period                                                        $      8.88   $      6.86   $     9.720
Number of accumulation units outstanding at end of period                         226,516       179,272       164,211
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      8.38   $    10.753   $    12.536
Value at end of period                                                        $     10.50   $      8.38   $    10.753
Number of accumulation units outstanding at end of period                         261,291       216,543       199,252

                                                                                 2000          1999
                                                                              -----------   -----------
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    12.016   $    11.192
Value at end of period                                                        $    11.856   $    12.016
Number of accumulation units outstanding at end of period                         141,384        96,082
ING VP BOND PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    10.355   $    10.447
Value at end of period                                                        $    11.274   $    10.355
Number of accumulation units outstanding at end of period                         107,055        36,755
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $     8.273
Value at end of period                                                        $     5.851
Number of accumulation units outstanding at end of period                          15,827
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    11.819   $    10.936
Value at end of period                                                        $    10.450   $    11.819
Number of accumulation units outstanding at end of period                         525,995       296,167
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    15.350   $    12.378
Value at end of period                                                        $    13.421   $    15.350
Number of accumulation units outstanding at end of period                         160,372         9,291
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    13.935   $    12.362
Value at end of period                                                        $    12.536   $    13.935
Number of accumulation units outstanding at end of period                          94,620        34,700

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     13.10   $    15.011   $    15.319
Value at end of period                                                        $     17.23   $     13.10   $    15.011
Number of accumulation units outstanding at end of period                         139,628        93,138        46,085
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $      9.68   $    11.229   $    11.042
Value at end of period                                                        $     13.08   $      9.68   $    11.229
Number of accumulation units outstanding at end of period                          61,911        39,601        20,121
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $      6.25   $     8.585   $    11.358
Value at end of period                                                        $      8.20   $      6.25   $     8.585
Number of accumulation units outstanding at end of period                          50,983        43,619        40,837
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      8.04   $     10.17
Value at end of period                                                        $     10.37   $      8.04
Number of accumulation units outstanding at end of period                           7,980         4,828
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $      6.97   $      7.19
Value at end of period                                                        $      9.46   $      6.97
Number of accumulation units outstanding at end of period                           2,202            16
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     11.81   $    11.703   $    11.339
Value at end of period                                                        $     11.83   $     11.81   $    11.703
Number of accumulation units outstanding at end of period                         568,367       436,910       291,538
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      8.32   $     8.559   $    10.253
Value at end of period                                                        $     10.79   $      8.32   $     8.559
Number of accumulation units outstanding at end of period                          12,146         6,684        10,939
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      9.93   $    13.029   $    12.616
Value at end of period                                                        $     13.56   $      9.93   $    13.029
Number of accumulation units outstanding at end of period                         124,415        68,464        40,459

                                                                                 2000          1999
                                                                              -----------   -----------
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    12.864   $    11.323
Value at end of period                                                        $    15.319   $    12.864
Number of accumulation units outstanding at end of period                          15,601           285
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $    10.126   $     8.998
Value at end of period                                                        $    11.042   $    10.126
Number of accumulation units outstanding at end of period                           2,159            42
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $    14.356   $    10.927
Value at end of period                                                        $    11.358   $    14.356
Number of accumulation units outstanding at end of period                          36,880            14
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    10.734   $    10.434
Value at end of period                                                        $    11.339   $    10.734
Number of accumulation units outstanding at end of period                         135,517        38,319
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     8.722   $     9.037
Value at end of period                                                        $    10.253   $     8.722
Number of accumulation units outstanding at end of period                           6,480         2,018
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    11.904   $     9.503
Value at end of period                                                        $    12.616   $    11.904
Number of accumulation units outstanding at end of period                          24,606         3,486

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      5.02   $      6.79
Value at end of period                                                        $      6.91   $      5.02
Number of accumulation units outstanding at end of period                           6,540            97
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      8.86   $     9.862   $    10.679
Value at end of period                                                        $     10.51   $      8.86   $     9.862
Number of accumulation units outstanding at end of period                          81,971        56,940        56,179
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      8.01   $     9.352   $    10.646
Value at end of period                                                        $      9.89   $      8.01   $     9.352
Number of accumulation units outstanding at end of period                         115,951        44,530        28,974
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     10.25   $    10.791   $    11.132
Value at end of period                                                        $     11.57   $     10.25   $    10.791
Number of accumulation units outstanding at end of period                          54,391        39,383        35,172
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      9.11   $    12.389   $    13.804
Value at end of period                                                        $     11.27   $      9.11   $    12.389
Number of accumulation units outstanding at end of period                         208,237       191,837       182,614
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     12.67   $    13.643   $    14.418
Value at end of period                                                        $     14.35   $     12.67   $    13.643
Number of accumulation units outstanding at end of period                         201,194       160,711       160,844
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     13.03   $    11.879   $    11.104
Value at end of period                                                        $     13.77   $     13.03   $    11.879
Number of accumulation units outstanding at end of period                         177,586       149,896       125,912
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      7.72   $    10.582   $    14.159
Value at end of period                                                        $     10.10   $      7.72   $    10.582
Number of accumulation units outstanding at end of period                         404,628       351,428       327,186

                                                                                 2000          1999
                                                                              -----------   -----------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    10.709   $    10.178
Value at end of period                                                        $    10.679   $    10.709
Number of accumulation units outstanding at end of period                          13,626         2,882
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    10.793   $    10.056
Value at end of period                                                        $    10.646   $    10.793
Number of accumulation units outstanding at end of period                          25,012         7,803
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    10.695   $    10.364
Value at end of period                                                        $    11.132   $    10.695
Number of accumulation units outstanding at end of period                           6,672           834
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    12.615   $    11.759
Value at end of period                                                        $    13.804   $    12.615
Number of accumulation units outstanding at end of period                         163,513         2,839
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    14.850   $    13.144
Value at end of period                                                        $    14.418   $    14.850
Number of accumulation units outstanding at end of period                          66,358         7,041
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    10.523   $    10.473
Value at end of period                                                        $    11.104   $    10.523
Number of accumulation units outstanding at end of period                          99,635         2,088
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    16.686   $    13.194
Value at end of period                                                        $    14.159   $    16.686
Number of accumulation units outstanding at end of period                         276,665        26,860

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      7.90   $    11.037   $    18.357
Value at end of period                                                        $     10.60   $      7.90   $    11.037
Number of accumulation units outstanding at end of period                         506,569       389,399       329,052
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      7.96   $    10.764   $    13.976
Value at end of period                                                        $      9.80   $      7.96   $    10.764
Number of accumulation units outstanding at end of period                         599,951       525,469       454,510
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      7.92   $      8.63
Value at end of period                                                        $     10.30   $      7.92
Number of accumulation units outstanding at end of period                          50,119        15,347
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      8.39   $      9.55
Value at end of period                                                        $     10.39   $      8.39
Number of accumulation units outstanding at end of period                          18,241         3,206
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during December 1999)
Value at beginning of period                                                  $     11.13   $    14.388   $    16.473
Value at end of period                                                        $     15.80   $     11.13   $    14.388
Number of accumulation units outstanding at end of period                         157,387        60,038        41,410
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $     11.49   $    10.767   $    10.342
Value at end of period                                                        $     13.47   $     11.49   $    10.767
Number of accumulation units outstanding at end of period                          28,496         9,372         4,338
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $      8.05   $      8.05
Value at end of period                                                        $      9.81   $      8.05
Number of accumulation units outstanding at end of period                           3,840           570
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      7.27
Value at end of period                                                        $      9.33
Number of accumulation units outstanding at end of period                              46

                                                                                 2000          1999
                                                                              -----------   -----------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    27.113   $    15.319
Value at end of period                                                        $    18.357   $    27.113
Number of accumulation units outstanding at end of period                         212,480        49,337
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    16.689   $    11.151
Value at end of period                                                        $    13.976   $    16.689
Number of accumulation units outstanding at end of period                         281,892        31,925
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during December 1999)
Value at beginning of period                                                  $    15.785   $    14.516
Value at end of period                                                        $    16.473   $    15.785
Number of accumulation units outstanding at end of period                          13,835            58
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $     9.988
Value at end of period                                                        $    10.342
Number of accumulation units outstanding at end of period                             331
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      8.80   $     10.28
Value at end of period                                                        $     12.02   $      8.80
Number of accumulation units outstanding at end of period                          18,818         1,894

                                                                                 2000          1999
                                                                              -----------   -----------
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE XI
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     6.98   $    9.292   $   12.204
Value at end of period                                                        $     8.97   $     6.98   $    9.292
Number of accumulation units outstanding at end of period                         20,975       20,470       23,785
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $     6.40   $    7.636   $    9.970
Value at end of period                                                        $     7.90   $     6.40   $    7.636
Number of accumulation units outstanding at end of period                         54,338       52,557      106,589
AIM V.I. GROWTH FUND
(Funds were first received in this option during August 1999)
Value at beginning of period                                                  $     4.30   $    6.272   $    9.558
Value at end of period                                                        $     5.60   $     4.30   $    6.272
Number of accumulation units outstanding at end of period                         36,736       28,181       26,166
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during August 1999)
Value at beginning of period                                                  $     5.88   $    8.488   $    9.781
Value at end of period                                                        $     7.29   $     5.88   $    8.488
Number of accumulation units outstanding at end of period                         35,978       24,187       36,170
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     9.22   $   10.579   $   11.453
Value at end of period                                                        $    10.92   $     9.22   $   10.579
Number of accumulation units outstanding at end of period                         93,436       80,766       74,558
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    10.26   $   11.403   $   13.092
Value at end of period                                                        $    13.08   $    10.26   $   11.403
Number of accumulation units outstanding at end of period                        602,509      483,725      497,660

                                                                                 2000         1999         1998
                                                                              ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $   13.801   $    9.957
Value at end of period                                                        $   12.204   $   13.801
Number of accumulation units outstanding at end of period                         27,143           49
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $   11.756   $    9.275
Value at end of period                                                        $    9.970   $   11.756
Number of accumulation units outstanding at end of period                        119,758        2,338
AIM V.I. GROWTH FUND
(Funds were first received in this option during August 1999)
Value at beginning of period                                                  $   12.111   $    9.867
Value at end of period                                                        $    9.558   $   12.111
Number of accumulation units outstanding at end of period                         40,078           98
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during August 1999)
Value at beginning of period                                                  $   11.546   $    9.815
Value at end of period                                                        $    9.781   $   11.546
Number of accumulation units outstanding at end of period                         44,778        1,011
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   11.912   $   10.694   $   10.081
Value at end of period                                                        $   11.453   $   11.912   $   10.694
Number of accumulation units outstanding at end of period                         64,676        9,602        9,543
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   14.126   $   11.454   $    9.912
Value at end of period                                                        $   13.092   $   14.126   $   11.454
Number of accumulation units outstanding at end of period                        568,291       96,687       78,075

                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     8.79   $   10.660   $   11.300
Value at end of period                                                        $    11.37   $     8.79   $   10.660
Number of accumulation units outstanding at end of period                        454,343      295,154      262,004
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     8.30   $   11.969   $   14.645
Value at end of period                                                        $    10.95   $     8.30   $   11.969
Number of accumulation units outstanding at end of period                        748,473      599,168      581,233
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     6.63   $    8.384   $   10.715
Value at end of period                                                        $     9.44   $     6.63   $    8.384
Number of accumulation units outstanding at end of period                         29,083        9,160       17,807
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2002)
Value at beginning of period                                                  $     9.29   $    10.14
Value at end of period                                                        $    12.18   $     9.29
Number of accumulation units outstanding at end of period                         15,642        5,223
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $     6.24   $     5.96
Value at end of period                                                        $     7.89   $     6.24
Number of accumulation units outstanding at end of period                             19           19
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $     5.05   $     5.30
Value at end of period                                                        $     7.24   $     5.05
Number of accumulation units outstanding at end of period                         64,100       58,242
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $     6.53   $     7.01
Value at end of period                                                        $     8.71   $     6.53
Number of accumulation units outstanding at end of period                          2,212       10,843
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                                  $     7.77
Value at end of period                                                        $    10.91
Number of accumulation units outstanding at end of period                            172

                                                                                 2000         1999         1998
                                                                              ----------   ----------   ----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   10.501   $    9.950   $    9.914
Value at end of period                                                        $   11.300   $   10.501   $    9.950
Number of accumulation units outstanding at end of period                        227,967       73,216       67,227
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   16.574   $   12.150   $    9.956
Value at end of period                                                        $   14.645   $   16.574   $   12.150
Number of accumulation units outstanding at end of period                        581,764      110,673       63,727
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   13.346   $    9.427   $    9.912
Value at end of period                                                        $   10.715   $   13.346   $    9.427
Number of accumulation units outstanding at end of period                         20,801        6,009        4,502
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     8.72   $    10.02
Value at end of period                                                        $    11.54   $     8.72
Number of accumulation units outstanding at end of period                          3,532          921
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period                                                  $     9.74
Value at end of period                                                        $    10.20
Number of accumulation units outstanding at end of period                             19
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     7.24   $    8.900   $   12.273
Value at end of period                                                        $     9.30   $     7.24   $    8.900
Number of accumulation units outstanding at end of period                        199,553      191,465      207,065
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $     9.20   $     9.09
Value at end of period                                                        $    11.87   $     9.20
Number of accumulation units outstanding at end of period                            127          576
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     7.62   $   10.995   $   14.722
Value at end of period                                                        $     9.69   $     7.62   $   10.995
Number of accumulation units outstanding at end of period                        143,878      127,395      183,731
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $     8.35   $     8.43
Value at end of period                                                        $    10.92   $     8.35
Number of accumulation units outstanding at end of period                            909            4
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $    11.58
Value at end of period                                                        $    12.02
Number of accumulation units outstanding at end of period                            236
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                                  $     9.68
Value at end of period                                                        $    12.53
Number of accumulation units outstanding at end of period                          3,219

                                                                                 2000         1999         1998
                                                                              ----------   ----------   ----------
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   15.378   $    9.781   $   10.009
Value at end of period                                                        $   12.273   $   15.378   $    9.781
Number of accumulation units outstanding at end of period                        246,962       37,463       34,688
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   15.732   $   10.653   $    9.963
Value at end of period                                                        $   14.722   $   15.732   $   10.653
Number of accumulation units outstanding at end of period                        188,558       57,584       49,316
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $    10.75   $    10.09
Value at end of period                                                        $    11.10   $    10.75
Number of accumulation units outstanding at end of period                         55,353       47,380
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     5.54   $    8.629   $   11.625
Value at end of period                                                        $     7.60   $     5.54   $    8.629
Number of accumulation units outstanding at end of period                        538,409      475,522      646,311
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $    11.97   $    12.14
Value at end of period                                                        $    16.71   $    11.97
Number of accumulation units outstanding at end of period                          2,753          294
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                                  $     9.67
Value at end of period                                                        $    12.86
Number of accumulation units outstanding at end of period                          1,331
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     9.02   $   11.847   $   13.295
Value at end of period                                                        $    11.72   $     9.02   $   11.847
Number of accumulation units outstanding at end of period                        331,183      289,027      337,910
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $    23.72   $    23.87
Value at end of period                                                        $    29.91   $    23.72
Number of accumulation units outstanding at end of period                             89           16
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     7.21   $    9.676   $   12.323
Value at end of period                                                        $     8.95   $     7.21   $    9.676
Number of accumulation units outstanding at end of period                        168,816      139,706      179,677
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     8.34   $     9.53
Value at end of period                                                        $    10.73   $     8.34
Number of accumulation units outstanding at end of period                         28,893        6,478

                                                                                 2000         1999         1998
                                                                              ----------   ----------   ----------
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   16.446   $   10.982   $    9.828
Value at end of period                                                        $   11.625   $   16.446   $   10.982
Number of accumulation units outstanding at end of period                        709,695      161,338      139,547
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   13.399   $   11.036   $    9.961
Value at end of period                                                        $   13.295   $   13.399   $   11.036
Number of accumulation units outstanding at end of period                        357,441       52,086       42,865
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   12.998   $   10.558   $    9.917
Value at end of period                                                        $   12.323   $   12.998   $   10.558
Number of accumulation units outstanding at end of period                        205,082       52,317       46,475
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                  2003          2002          2001
                                                                              -----------   -----------   -----------
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     10.03   $    11.266   $    11.850
Value at end of period                                                        $     11.83   $     10.03   $    11.266
Number of accumulation units outstanding at end of period                         473,075       402,962       553,197
ING VP BOND PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     13.07   $    12.152   $    11.259
Value at end of period                                                        $     13.79   $     13.07   $    12.152
Number of accumulation units outstanding at end of period                         300,265       306,789       279,302
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      2.61   $     4.472   $     5,849
Value at end of period                                                        $      3.76   $      2.61   $     4.472
Number of accumulation units outstanding at end of period                         150,698        99,345        85,593
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $      6.29   $     8.451   $    10.436
Value at end of period                                                        $      7.87   $      6.29   $     8.451
Number of accumulation units outstanding at end of period                       2,493,572     2,473,992     3,065,150
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $      6.46
Value at end of period                                                        $      8.00
Number of accumulation units outstanding at end of period                           1,242
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $      6.84   $     9.703   $    13.404
Value at end of period                                                        $      8.85   $      6.84   $     9.703
Number of accumulation units outstanding at end of period                         383,608       287,116       227,866
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $      8.36   $    10.733   $    12.520
Value at end of period                                                        $     10.47   $      8.36   $    10.733
Number of accumulation units outstanding at end of period                         868,786       624,067       606,972
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     13.07   $    14.984   $    15.299
Value at end of period                                                        $     17.19   $     13.07   $    14.984
Number of accumulation units outstanding at end of period                         200,049       128,488        73,913

                                                                                  2000         1999           1998
                                                                              -----------   -----------   -----------
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    12.006   $    10.648   $    10.002
Value at end of period                                                        $    11.850   $    12.006   $    10.648
Number of accumulation units outstanding at end of period                         574,782       194,625       183,347
ING VP BOND PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    10.346   $    10.502   $    10.058
Value at end of period                                                        $    11.259   $    10.346   $    10.502
Number of accumulation units outstanding at end of period                         213,637        51,554        51,916
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $     8.851
Value at end of period                                                        $     5.849
Number of accumulation units outstanding at end of period                          89,724
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    11.809   $    10.133   $     9.935
Value at end of period                                                        $    10.436   $    11.809   $    10.133
Number of accumulation units outstanding at end of period                       3,953,354       806,180       773,713
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    15.338   $    11.449   $     9.925
Value at end of period                                                        $    13.404   $    15.338   $    11.449
Number of accumulation units outstanding at end of period                         278,123        28,754        18,200
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    13.923   $    11.286   $    10.015
Value at end of period                                                        $    12.520   $    13.923   $    11.286
Number of accumulation units outstanding at end of period                         555,824        81,578        48,831
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    12.854   $    11.183   $     9.822
Value at end of period                                                        $    15.299   $    12.854   $    11.183
Number of accumulation units outstanding at end of period                          32,312         3,959         1,623

                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     9.66   $   11.209   $   11.028
Value at end of period                                                        $    13.05   $     9.66   $   11.209
Number of accumulation units outstanding at end of period                        133,344       75,207       16,255
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $     6.24   $    8.570   $   11.344
Value at end of period                                                        $     8.17   $     6.24   $    8.570
Number of accumulation units outstanding at end of period                         40,124       18,517        7,954
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period                                                  $     8.03   $    9.564   $    9.564
Value at end of period                                                        $    10.36   $     8.03   $    9.564
Number of accumulation units outstanding at end of period                         94,157       69,184           42
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $     7.34
Value at end of period                                                        $     8.91
Number of accumulation units outstanding at end of period                            728
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     6.97   $     6.85
Value at end of period                                                        $     9.45   $     6.97
Number of accumulation units outstanding at end of period                          2,104          427
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    11.78   $   11.682   $   11.324
Value at end of period                                                        $    11.80   $    11.78   $   11.682
Number of accumulation units outstanding at end of period                        317,874      374,628      354,705
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     8.30   $    8.544   $   10.240
Value at end of period                                                        $    10.76   $     8.30   $    8.544
Number of accumulation units outstanding at end of period                         16,962       14,348       17,620
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     9.91   $   13.005   $   12.600
Value at end of period                                                        $    13.52   $     9.91   $   13.005
Number of accumulation units outstanding at end of period                        389,816      303,005      216,922

                                                                                 2000         1999         1998
                                                                              ----------   ----------   ----------
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   10.117   $    9.201   $    9.642
Value at end of period                                                        $   11.028   $   10.117   $    9.201
Number of accumulation units outstanding at end of period                         15,934        2,982        1,481
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $   14.344   $    9.550   $    9.600
Value at end of period                                                        $   11.344   $   14.344   $    9.550
Number of accumulation units outstanding at end of period                          6,183          134            7
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   10.725   $   10.283   $   10.022
Value at end of period                                                        $   11.324   $   10.725   $   10.283
Number of accumulation units outstanding at end of period                        300,529       23,586       26,810
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    8.715   $    7.696   $    9.791
Value at end of period                                                        $   10.240   $    8.715   $    7.696
Number of accumulation units outstanding at end of period                         22,901       10,960       13,175
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   11.895   $    9.159   $    9.812
Value at end of period                                                        $   12.600   $   11.895   $    9.159
Number of accumulation units outstanding at end of period                        144,229       15,498       13,043

                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $     5.02   $     5.02
Value at end of period                                                        $     6.90   $     5.02
Number of accumulation units outstanding at end of period                          1,594           62
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     8.84   $    9.845   $   10.665
Value at end of period                                                        $    10.48   $     8.84   $    9.845
Number of accumulation units outstanding at end of period                        164,824      152,277      220,372
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     7.99   $    9.335   $   10.633
Value at end of period                                                        $     9.86   $     7.99   $    9.335
Number of accumulation units outstanding at end of period                        220,664      196,708      214,583
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    10.23   $   10.772   $   11.117
Value at end of period                                                        $    11.54   $    10.23   $   10.772
Number of accumulation units outstanding at end of period                         50,090       41,646       66,844
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     9.09   $   12.367   $   13.786
Value at end of period                                                        $    11.24   $     9.09   $   12.367
Number of accumulation units outstanding at end of period                        254,954      251,165      254,223
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    12.65   $   13.618   $   14.399
Value at end of period                                                        $    14.31   $    12.65   $   13.618
Number of accumulation units outstanding at end of period                        557,555      467,095      498,520
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    13.00   $   11.858   $   11.090
Value at end of period                                                        $    13.73   $    13.00   $   11.858
Number of accumulation units outstanding at end of period                        141,684      103,870       47,112
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     7.70   $   10.563   $   14.140
Value at end of period                                                        $    10.07   $     7.70   $   10.563
Number of accumulation units outstanding at end of period                        309,976      292,868      382,926

                                                                                 2000         1999         1998
                                                                              ----------   ----------   ----------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   10.701   $    9.782   $    9.936
Value at end of period                                                        $   10.665   $   10.701   $    9.782
Number of accumulation units outstanding at end of period                        214,545       67,538       62,144
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   10.784   $    9.502   $    9.913
Value at end of period                                                        $   10.633   $   10.784   $    9.502
Number of accumulation units outstanding at end of period                        236,648       52,442       43,142
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   10.686   $   10.054   $    9.977
Value at end of period                                                        $   11.117   $   10.686   $   10.054
Number of accumulation units outstanding at end of period                         69,003       19,174       21,150
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   12.604   $   10.620   $    9.921
Value at end of period                                                        $   13.786   $   12.604   $   10.620
Number of accumulation units outstanding at end of period                         85,133       16,091       14,488
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   14.838   $   11.794   $    9.856
Value at end of period                                                        $   14.399   $   14.838   $   11.794
Number of accumulation units outstanding at end of period                        414,075       69,363       26,592
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   10.515   $   10.427   $   10.062
Value at end of period                                                        $   11.090   $   10.515   $   10.427
Number of accumulation units outstanding at end of period                         21,442        6,855        6,947
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   16.673   $   11.666   $    9.810
Value at end of period                                                        $   14.140   $   16.673   $   11.666
Number of accumulation units outstanding at end of period                        466,386       73,998       41,104

                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     7.88   $   11.017   $   18.333
Value at end of period                                                        $    10.57   $     7.88   $   11.017
Number of accumulation units outstanding at end of period                        738,029      614,925      710,208
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     7.94   $   10.745   $   13.958
Value at end of period                                                        $     9.78   $     7.94   $   10.745
Number of accumulation units outstanding at end of period                        867,438      867,214    1,176,543
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     7.91   $     9.51
Value at end of period                                                        $    10.29   $     7.91
Number of accumulation units outstanding at end of period                        178,006      151,026
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period                                                  $     8.38   $     9.15
Value at end of period                                                        $    10.38   $     8.38
Number of accumulation units outstanding at end of period                         34,280       33,156
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    11.10   $   14.362   $   16.452
Value at end of period                                                        $    15.76   $    11.10   $   14.362
Number of accumulation units outstanding at end of period                        488,096      337,114   $  176,662
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $    11.46   $   10.748   $   10.329
Value at end of period                                                        $    13.43   $    11.46   $   10.748
Number of accumulation units outstanding at end of period                         58,221       27,831       15,583
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     8.05   $     9.56
Value at end of period                                                        $     9.79   $     8.05
Number of accumulation units outstanding at end of period                          1,156          240
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                                  $     7.35
Value at end of period                                                        $     9.32
Number of accumulation units outstanding at end of period                          2,903

                                                                                 2000         1999         1998
                                                                              ----------   ----------   ----------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   27.091   $   12.109   $    9.887
Value at end of period                                                        $   18.333   $   27.091   $   12.109
Number of accumulation units outstanding at end of period                        769,625      181,271      117,103
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   16.676   $   10.217   $    9.953
Value at end of period                                                        $   13.958   $   16.676   $   10.217
Number of accumulation units outstanding at end of period                      1,451,474      211,807      167,606
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   15.772   $   10.027   $    9.713
Value at end of period                                                        $   16.452   $   15.772   $   10.027
Number of accumulation units outstanding at end of period                         46,116        2,178          535
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $   10.139   $    9.935   $   10.029
Value at end of period                                                        $   10.329   $   10.139   $    9.935
Number of accumulation units outstanding at end of period                          6,680        1,052          925
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001
                                                                              ----------   ----------   ----------
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     8.80   $    10.38
Value at end of period                                                        $    12.00   $     8.80
Number of accumulation units outstanding at end of period                          4,288          333

                                                                                 2000         1999         1998
                                                                              ----------   ----------   ----------
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE XII
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $      6.96   $     9.280   $    12.193
Value at end of period                                                        $      8.95   $      6.96   $     9.280
Number of accumulation units outstanding at end of period                         160,002       147,121       141,985
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999))
Value at beginning of period                                                  $      6.39   $     7.626   $     9.962
Value at end of period                                                        $      7.88   $      6.39   $     7.626
Number of accumulation units outstanding at end of period                         421,225       430,053       517,889
AIM V.I. GROWTH FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $      4.29   $     6.263   $     9.550
Value at end of period                                                        $      5.58   $      4.29   $     6.263
Number of accumulation units outstanding at end of period                         312,003       289,869       289,853
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      5.86   $     8.477   $     9.773
Value at end of period                                                        $      7.28   $      5.86   $     8.477
Number of accumulation units outstanding at end of period                         276,003       257,178       367,238
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      9.69   $    11.116   $    12.041
Value at end of period                                                        $     11.47   $      9.69   $    11.116
Number of accumulation units outstanding at end of period                         198,552       185,197       193,795
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     11.25   $    12.514   $    14.375
Value at end of period                                                        $     14.34   $     11.25   $    12.514
Number of accumulation units outstanding at end of period                       2,600,443     1,986,803     1,442,524

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $    13.796   $    10.166
Value at end of period                                                        $    12.193   $    13.796
Number of accumulation units outstanding at end of period                         122,506        21,991
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999))
Value at beginning of period                                                  $    11.752   $     9.280
Value at end of period                                                        $     9.962   $    11.752
Number of accumulation units outstanding at end of period                         436,299        81,160
AIM V.I. GROWTH FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $    12.106   $    10.306
Value at end of period                                                        $     9.550   $    12.106
Number of accumulation units outstanding at end of period                         254,282        51,298
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    11.542   $     9.762
Value at end of period                                                        $     9.773   $    11.542
Number of accumulation units outstanding at end of period                         379,305       166,176
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    12.530   $    11.254   $    10.492
Value at end of period                                                        $    12.041   $    12.530   $    11.254
Number of accumulation units outstanding at end of period                         147,701        73,943        91,333
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    15.518   $    12.589   $    10.937
Value at end of period                                                        $    14.375   $    15.518   $    12.589
Number of accumulation units outstanding at end of period                       1,662,214     1,895,670     2,102,805

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      9.56   $    11.606   $    12.310
Value at end of period                                                        $     12.36   $      9.56   $    11.606
Number of accumulation units outstanding at end of period                       1,843,678     1,366,754       875,116
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      9.08   $    13.089   $    16.023
Value at end of period                                                        $     11.96   $      9.08   $    13.089
Number of accumulation units outstanding at end of period                       2,701,907     2,481,342     2,269,303
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      7.39   $     9.350   $    11.957
Value at end of period                                                        $     10.52   $      7.39   $     9.350
Number of accumulation units outstanding at end of period                         139,067        55,109        51,088
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      9.28   $     11.77
Value at end of period                                                        $     12.17   $      9.28
Number of accumulation units outstanding at end of period                         114,048       134,706
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      6.23   $      6.42
Value at end of period                                                        $      7.88   $      6.23
Number of accumulation units outstanding at end of period                          14,495         2,498
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      5.04   $      6.89
Value at end of period                                                        $      7.23   $      5.04
Number of accumulation units outstanding at end of period                          35,466         8,526
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $      6.53   $      7.14
Value at end of period                                                        $      8.70   $      6.53
Number of accumulation units outstanding at end of period                          39,060           159
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.11   $     10.02
Value at end of period                                                        $     10.90   $      8.11
Number of accumulation units outstanding at end of period                          24,847        12,107

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    11.445   $    10.850   $    10.837
Value at end of period                                                        $    12.310   $    11.445   $    10.850
Number of accumulation units outstanding at end of period                         710,549       833,428       846,660
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    18.143   $    13.307   $    10.887
Value at end of period                                                        $    16.023   $    18.143   $    13.307
Number of accumulation units outstanding at end of period                       2,257,499     1,602,406       981,477
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    14.900   $    10.530   $    11.184
Value at end of period                                                        $    11.957   $    14.900   $    10.530
Number of accumulation units outstanding at end of period                          42,156        53,817        47,503
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.71   $      9.98
Value at end of period                                                        $     11.53   $      8.71
Number of accumulation units outstanding at end of period                         224,100        87,836
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $      8.30   $      8.49
Value at end of period                                                        $     10.18   $      8.30
Number of accumulation units outstanding at end of period                           9,184         5,309
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      8.15   $    10.032   $    13.840
Value at end of period                                                        $     10.47   $      8.15   $    10.032
Number of accumulation units outstanding at end of period                         594,567       658,809       724,610
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $      9.20   $      9.14
Value at end of period                                                        $     11.86   $      9.20
Number of accumulation units outstanding at end of period                           2,468           378
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      8.61   $    12.432   $    16.643
Value at end of period                                                        $     10.93   $      8.61   $    12.423
Number of accumulation units outstanding at end of period                         554,496       602,100       821,647
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      8.34   $      9.21
Value at end of period                                                        $     10.91   $      8.34
Number of accumulation units outstanding at end of period                           2,816           197
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $     11.25
Value at end of period                                                        $     12.00
Number of accumulation units outstanding at end of period                          45,905
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $      9.68   $      9.86
Value at end of period                                                        $     12.51   $      9.68
Number of accumulation units outstanding at end of period                          35,226             3

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    17.351   $    11.041   $    11.338
Value at end of period                                                        $    13.840   $    17.351   $    11.041
Number of accumulation units outstanding at end of period                         817,107       721,190       850,743
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    17.793   $    12.055   $    11.274
Value at end of period                                                        $    16.643   $    17.793   $    12.055
Number of accumulation units outstanding at end of period                         642,991       343,239       376,471
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     10.75   $     10.00
Value at end of period                                                        $     11.10   $     10.75
Number of accumulation units outstanding at end of period                          91,271        73,058
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      5.96   $     9.294   $    12.527
Value at end of period                                                        $      8.18   $      5.96   $     9.294
Number of accumulation units outstanding at end of period                       2,228,250     2,163,820     2,738,168
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $     12.70
Value at end of period                                                        $     16.69
Number of accumulation units outstanding at end of period                          59,760
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      9.86   $     10.12
Value at end of period                                                        $     12.85   $      9.86
Number of accumulation units outstanding at end of period                           9,856         1,289
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period                                                  $     10.92
Value at end of period                                                        $     12.98
Number of accumulation units outstanding at end of period                          11,181
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      9.91   $    13.026   $    14.625
Value at end of period                                                        $     12.87   $      9.91   $    13.026
Number of accumulation units outstanding at end of period                       1,253,253       971,669       927,451
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $     26.53
Value at end of period                                                        $     29.88
Number of accumulation units outstanding at end of period                             240
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      7.97   $    10.690   $    13.621
Value at end of period                                                        $      9.87   $      7.97   $    10.690
Number of accumulation units outstanding at end of period                         494,180       544,610       562,829

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    17.731   $    11.846   $    10.687
Value at end of period                                                        $    12.527   $    17.731   $    11.846
Number of accumulation units outstanding at end of period                       3,144,386     2,991,235     3,491,454
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    14.748   $    12.153   $    10.967
Value at end of period                                                        $    14.625   $    14.748   $    12.153
Number of accumulation units outstanding at end of period                         909,338       869,106     1,058,534
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    14.375   $    11.682   $    11.019
Value at end of period                                                        $    13.621   $    14.375   $    11.682
Number of accumulation units outstanding at end of period                         575,028       541,625       750,388

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.33   $      9.97
Value at end of period                                                        $     10.72   $      8.33
Number of accumulation units outstanding at end of period                         345,078       143,963
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     10.68   $    11.999   $    12.628
Value at end of period                                                        $     12.59   $     10.68   $    11.999
Number of accumulation units outstanding at end of period                       2,632,731     2,637,345     3,038,118
ING VP BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     13.22   $    12.304   $    11.406
Value at end of period                                                        $     13.94   $     13.22   $    12.304
Number of accumulation units outstanding at end of period                       1,267,394     1,633,601     1,192,571
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      2.60   $     4.468   $     5.847
Value at end of period                                                        $      3.76   $      2.60   $     4.468
Number of accumulation units outstanding at end of period                       1,424,608       923,848       882,962
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      6.88   $     9.251   $    11.429
Value at end of period                                                        $      8.61   $      6.88   $     9.251
Number of accumulation units outstanding at end of period                       7,714,136     9,326,780    11,126,933
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $      6.06   $      6.48
Value at end of period                                                        $      8.00   $      6.06
Number of accumulation units outstanding at end of period                           4,065         2,643
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      7.77   $    11.026   $    15.239
Value at end of period                                                        $     10.05   $      7.77   $    11.026
Number of accumulation units outstanding at end of period                         843,692       850,190     1,211,713
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      9.30   $    11.953   $    13.950
Value at end of period                                                        $     11.64   $      9.30   $    11.953
Number of accumulation units outstanding at end of period                       3,475,311     3,034,497     2,847,404

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    12.801   $    11.358   $    10.646
Value at end of period                                                        $    12.628   $    12.801   $    11.358
Number of accumulation units outstanding at end of period                       3,302,106     3,380,638     3,962,527
ING VP BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    10.487   $    10.650   $    10.157
Value at end of period                                                        $    11.406   $    10.487   $    10.650
Number of accumulation units outstanding at end of period                         670,970       617,714       771,660
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $     9.996
Value at end of period                                                        $     5.847
Number of accumulation units outstanding at end of period                         433,323
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    12.939   $    11.108   $    10.925
Value at end of period                                                        $    11.429   $    12.939   $    11.108
Number of accumulation units outstanding at end of period                      11,724,441    13,348,490    15,809,881
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    17.447   $    13.030   $    11.326
Value at end of period                                                        $    15.239   $    17.447   $    13.030
Number of accumulation units outstanding at end of period                       1,159,343       728,964       303,987
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    15.521   $    12.587   $    11.117
Value at end of period                                                        $    13.950   $    15.521   $    12.587
Number of accumulation units outstanding at end of period                       2,757,220     2,792,639     1,974,900

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     12.75   $    14.615   $    14.930
Value at end of period                                                        $     16.75   $     12.75   $    14.615
Number of accumulation units outstanding at end of period                       1,703,944     1,293,570       457,672
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $      9.26   $    10.756   $    10.588
Value at end of period                                                        $     12.51   $      9.26   $    10.756
Number of accumulation units outstanding at end of period                         694,475       456,728       110,246
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $      6.38   $     8.777   $    11.623
Value at end of period                                                        $      8.36   $      6.38   $     8.777
Number of accumulation units outstanding at end of period                          60,408        57,479        64,928
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.03   $      9.94
Value at end of period                                                        $     10.35   $      8.03
Number of accumulation units outstanding at end of period                         283,718       159,260
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      6.85   $      8.31
Value at end of period                                                        $      8.90   $      6.85
Number of accumulation units outstanding at end of period                           1,497            95
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      6.96   $      7.52
Value at end of period                                                        $      9.44   $      6.96
Number of accumulation units outstanding at end of period                          61,505         2,282
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     11.91   $    11.812   $    11.456
Value at end of period                                                        $     11.92   $     11.91   $    11.812
Number of accumulation units outstanding at end of period                       1,729,116     2,415,659     1,739,522
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      9.06   $     9.327   $    11.184
Value at end of period                                                        $     11.73   $      9.06   $     9.327
Number of accumulation units outstanding at end of period                         106,276        99,438        96,811

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    12.551   $    10.925   $     9.576
Value at end of period                                                        $    14.930   $    12.551   $    10.925
Number of accumulation units outstanding at end of period                         148,981        50,227        80,312
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     9.718   $     8.843   $     9.269
Value at end of period                                                        $    10.588   $     9.718   $     8.843
Number of accumulation units outstanding at end of period                          61,435        50,270        90,819
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    14.705   $     9.795   $    10.043
Value at end of period                                                        $    11.623   $    14.705   $     9.795
Number of accumulation units outstanding at end of period                          51,129        43,135        45,801
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    10.855   $    10.414   $    10.136
Value at end of period                                                        $    11.456   $    10.855   $    10.414
Number of accumulation units outstanding at end of period                       1,463,947     1,891,667     1,574,454
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     9.524   $     8.415   $    10.922
Value at end of period                                                        $    11.184   $     9.524   $     8.415
Number of accumulation units outstanding at end of period                         107,964        92,365       140,250

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     10.54   $    13.844   $    13.419
Value at end of period                                                        $     14.38   $     10.54   $    13.844
Number of accumulation units outstanding at end of period                       2,251,556     2,222,850     2,121,733
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      5.02   $      7.11
Value at end of period                                                        $      6.90   $      5.02
Number of accumulation units outstanding at end of period                          83,909        21,340
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      9.30   $    10.363   $    11.232
Value at end of period                                                        $     11.02   $      9.30   $    10.363
Number of accumulation units outstanding at end of period                         194,852       159,012       158,589
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      8.48   $     9.908   $    11.292
Value at end of period                                                        $     10.46   $      8.48   $     9.908
Number of accumulation units outstanding at end of period                         214,053       224,992       239,231
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     10.58   $    11.151   $    11.514
Value at end of period                                                        $     11.93   $     10.58   $    11.151
Number of accumulation units outstanding at end of period                         145,137       112,797       117,599
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      9.98   $    13.595   $    15.163
Value at end of period                                                        $     12.34   $      9.98   $    13.595
Number of accumulation units outstanding at end of period                         902,500     1,321,604     1,164,757
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     13.63   $    14.690   $    15.540
Value at end of period                                                        $     15.43   $     13.63   $    14.690
Number of accumulation units outstanding at end of period                       1,443,439     1,577,444     1,370,458
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     13.24   $    12.085   $    11.308
Value at end of period                                                        $     13.98   $     13.24   $    12.085
Number of accumulation units outstanding at end of period                         519,547       450,181       362,171

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    12.675   $     9.764   $    10.578
Value at end of period                                                        $    13.419   $    12.675   $     9.764
Number of accumulation units outstanding at end of period                       1,784,687     1,290,260     1,165,745
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    11.275   $    10.312   $    10.524
Value at end of period                                                        $    11.232   $    11.275   $    10.312
Number of accumulation units outstanding at end of period                         134,664        93,911       213,970
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    11.458   $    10.101   $    10.604
Value at end of period                                                        $    11.292   $    11.458   $    10.101
Number of accumulation units outstanding at end of period                         204,194       169,078       255,775
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    11.073   $    10.423   $    10.359
Value at end of period                                                        $    11.514   $    11.073   $    10.423
Number of accumulation units outstanding at end of period                         137,811       232,707       418,989
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    13.870   $    11.692   $    10.972
Value at end of period                                                        $    15.163   $    13.870   $    11.692
Number of accumulation units outstanding at end of period                         468,299       356,705       350,826
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    16.022   $    12.741   $    10.741
Value at end of period                                                        $    15.540   $    16.022   $    12.741
Number of accumulation units outstanding at end of period                       1,015,207       815,864       425,125
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    10.727   $    10.643   $    10.210
Value at end of period                                                        $    11.308   $    10.727   $    10.643
Number of accumulation units outstanding at end of period                         289,585       300,761       367,677

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      8.46   $    11.604   $    15.543
Value at end of period                                                        $     11.06   $      8.46   $    11.604
Number of accumulation units outstanding at end of period                       1,247,164     1,440,390     1,806,995
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      8.48   $    11.861   $    19.747
Value at end of period                                                        $     11.36   $      8.48   $    11.861
Number of accumulation units outstanding at end of period                       2,545,095     2,715,916     3,594,801
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      9.32   $    12.611   $    16.390
Value at end of period                                                        $     11.46   $      9.32   $    12.611
Number of accumulation units outstanding at end of period                       2,989,916     3,841,110     4,694,956
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      7.91   $      9.38
Value at end of period                                                        $     10.27   $      7.91
Number of accumulation units outstanding at end of period                         415,603       161,714
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.38   $      9.75
Value at end of period                                                        $     10.37   $      8.38
Number of accumulation units outstanding at end of period                         206,996       197,934
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $     11.10   $    14.374   $    16.473
Value at end of period                                                        $     15.75   $     11.10   $    14.374
Number of accumulation units outstanding at end of period                       2,094,653     1,315,756       690,024
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     11.43   $    10.722   $    10.309
Value at end of period                                                        $     13.39   $     11.43   $    10.722
Number of accumulation units outstanding at end of period                         172,404        52,786        26,225
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.04   $      9.50
Value at end of period                                                        $      9.78   $      8.04
Number of accumulation units outstanding at end of period                         219,768        90,750

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    18.335   $    12.836   $    10,918
Value at end of period                                                        $    15.543   $    18.335   $    12.836
Number of accumulation units outstanding at end of period                       1,984,176     1,206,255       434,913
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    29.195   $    13.056   $    10.647
Value at end of period                                                        $    19.747   $    29.195   $    13.056
Number of accumulation units outstanding at end of period                       3,760,656     2,728,718     1,605,726
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    19.592   $    12.009   $    11.798
Value at end of period                                                        $    16.390   $    19.592   $    12.009
Number of accumulation units outstanding at end of period                       5,857,226     4,837,241     4,480,348
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $    15.800   $    10.050   $    10.001
Value at end of period                                                        $    16.473   $    15.800   $    10.050
Number of accumulation units outstanding at end of period                         182,219         8,820         2,686
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    10.125   $     9.926   $    10.025
Value at end of period                                                        $    10.309   $    10.125   $     9.926
Number of accumulation units outstanding at end of period                           7,602         4,198        18,786
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      7.58   $      7.14
Value at end of period                                                        $      9.31   $      7.58
Number of accumulation units outstanding at end of period                          16,137         4,916
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.79   $     10.60
Value at end of period                                                        $     11.99   $      8.79
Number of accumulation units outstanding at end of period                         123,316        31,017

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                   TABLE XIII
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.85%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $      6.95   $     9.267   $    12.183
Value at end of period                                                        $      8.93   $      6.95   $     9.267
Number of accumulation units outstanding at end of period                         101,589        88,509        76,051
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $      6.37   $     7.615   $     9.954
Value at end of period                                                        $      7.86   $      6.37   $     7.615
Number of accumulation units outstanding at end of period                         149,090       140,721       153,708
AIM V.I. GROWTH FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $      4.28   $     6.255   $     9.542
Value at end of period                                                        $      5.57   $      4.28   $     6.255
Number of accumulation units outstanding at end of period                         118,547       111,906        98,665
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $      5.85   $     8.465   $     9.765
Value at end of period                                                        $      7.26   $      5.85   $     8.465
Number of accumulation units outstanding at end of period                          70,672        63,998        53,598
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     12.89   $    14.798   $    16.038
Value at end of period                                                        $     15.25   $     12.89   $    14.798
Number of accumulation units outstanding at end of period                         211,316       201,168       209,909
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     15.92   $    17.714   $    20.359
Value at end of period                                                        $     20.28   $     15.92   $    17.714
Number of accumulation units outstanding at end of period                         451,914       366,014       318,516

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $    13.791   $    10.489
Value at end of period                                                        $    12.183   $    13.791
Number of accumulation units outstanding at end of period                          36,971         2,863
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $    11.748   $     9.575
Value at end of period                                                        $     9.954   $    11.748
Number of accumulation units outstanding at end of period                          79,364        19,774
AIM V.I. GROWTH FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $    12.102   $    10.118
Value at end of period                                                        $     9.542   $    12.102
Number of accumulation units outstanding at end of period                          49,756        14,758
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $    11.538   $    10.458
Value at end of period                                                        $     9.765   $    11.538
Number of accumulation units outstanding at end of period                          33,891        10,688
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    16.697   $    15.005   $    13.124
Value at end of period                                                        $    16.038   $    16.697   $    15.005
Number of accumulation units outstanding at end of period                         203,730       200,068       132,605
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    21.988   $    17.847   $    13.824
Value at end of period                                                        $    20.359   $    21.988   $    17.847
Number of accumulation units outstanding at end of period                         243,716       303,914       217,720

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     13.39   $    16,257   $    17.252
Value at end of period                                                        $     17.30   $     13.39   $    16,257
Number of accumulation units outstanding at end of period                         500,320       445,737       409,548
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     11.95   $    17.245   $    21.120
Value at end of period                                                        $     15.74   $     11.95   $    17.245
Number of accumulation units outstanding at end of period                       1,135,916       894,056       792,594
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $      9.25   $    11.699   $    14.968
Value at end of period                                                        $     13.15   $      9.25   $    11.699
Number of accumulation units outstanding at end of period                          50,628        30,785        38,755
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      9.28   $     11.76
Value at end of period                                                        $     12.15   $      9.28
Number of accumulation units outstanding at end of period                          46,716        10,687
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $      6.23   $      6.31
Value at end of period                                                        $      7.87   $      6.23
Number of accumulation units outstanding at end of period                             203            54
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      5.04   $      5.82
Value at end of period                                                        $      7.23   $      5.04
Number of accumulation units outstanding at end of period                          32,518            74
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      6.53   $      7.89
Value at end of period                                                        $      8.69   $      6.53
Number of accumulation units outstanding at end of period                           7,543           102
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.10   $     10.14
Value at end of period                                                        $     10.89   $      8.10
Number of accumulation units outstanding at end of period                          17,021         2,907

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    16.047   $    15.220   $    13.708
Value at end of period                                                        $    17.252   $    16.047   $    15.220
Number of accumulation units outstanding at end of period                         286,747       303,704       306,099
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    23.927   $    17.558   $    12.857
Value at end of period                                                        $    21.120   $    23.927   $    17.558
Number of accumulation units outstanding at end of period                         596,022       520,647       399,820
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    18.661   $    13.195   $    12.182
Value at end of period                                                        $    14.968   $    18.661   $    13.195
Number of accumulation units outstanding at end of period                          25,576        20,580        13,937
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.71   $     10.05
Value at end of period                                                        $     11.52   $      8.71
Number of accumulation units outstanding at end of period                          22,344         4,915
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      8.30   $      9.74
Value at end of period                                                        $     10.17   $      8.30
Number of accumulation units outstanding at end of period                             626           122
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     10.04   $    12.364   $    17.066
Value at end of period                                                        $     12.89   $     10.04   $    12.364
Number of accumulation units outstanding at end of period                         416,311       405,646       455,677
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      9.19   $     10.06
Value at end of period                                                        $     11.85   $      9.19
Number of accumulation units outstanding at end of period                           9,542         1,644
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     11.19   $    16.161   $    21.662
Value at end of period                                                        $     14.21   $     11.19   $    16.161
Number of accumulation units outstanding at end of period                         376,546       432,857       452,342
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $      8.34   $      7.98
Value at end of period                                                        $     10.90   $      8.34
Number of accumulation units outstanding at end of period                           2,791           542
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     11.16
Value at end of period                                                        $     11.98
Number of accumulation units outstanding at end of period                           3,103
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $      9.67   $      8.85
Value at end of period                                                        $     12.50   $      9.67
Number of accumulation units outstanding at end of period                          17,040            64

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    21.405   $    13.628   $    11.868
Value at end of period                                                        $    17.066   $    21.405   $    13.628
Number of accumulation units outstanding at end of period                         455,540       471,226       434,054
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    23.171   $    15.706   $    12.661
Value at end of period                                                        $    21.662   $    23.171   $    15.706
Number of accumulation units outstanding at end of period                         432,871       399,213       382,755
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     10.74   $     10.10
Value at end of period                                                        $     11.09   $     10.74
Number of accumulation units outstanding at end of period                          59,742        16,334
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $      6.43   $    10.028   $    13.523
Value at end of period                                                        $      8.81   $      6.43   $    10.028
Number of accumulation units outstanding at end of period                         901,390       852,175       914,949
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $     11.95   $     11.63
Value at end of period                                                        $     16.67   $     11.95
Number of accumulation units outstanding at end of period                          10,461            51
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      9.86   $     11.68
Value at end of period                                                        $     12.84   $      9.86
Number of accumulation units outstanding at end of period                           4,173           167
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)                   $     11.44
Value at beginning of period                                                  $     12.96
Value at end of period                                                              5,121
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     13.75   $    18.082   $    20.313
Value at end of period                                                        $     17.85   $     13.75   $    18.082
Number of accumulation units outstanding at end of period                         318,275       265,634       204,548
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $     23.69   $     23.69
Value at end of period                                                        $     29.84   $     23.69
Number of accumulation units outstanding at end of period                             361           108
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $      7.25   $     9.741   $    12.418
Value at end of period                                                        $      8.99   $      7.25   $     9.741
Number of accumulation units outstanding at end of period                         586,105       618,399       665,571

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    19.150   $    12.800   $    10.399
Value at end of period                                                        $    13.523   $    19.150   $    12.800
Number of accumulation units outstanding at end of period                         838,568       822,854       706,142
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    20.493   $    16.895   $    13.562
Value at end of period                                                        $    20.313   $    20.493   $    16.895
Number of accumulation units outstanding at end of period                         158,447       195,928       129,123
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    13.112   $    10.661   $     8.861
Value at end of period                                                        $    12.418   $    13.112   $    10.661
Number of accumulation units outstanding at end of period                         630,101       681,109       616,205

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.33   $      9.53
Value at end of period                                                        $     10.71   $      8.33
Number of accumulation units outstanding at end of period                          35,510         6,374
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     14.41   $    16.203   $    17.060
Value at end of period                                                        $     16.98   $     14.41   $    16.203
Number of accumulation units outstanding at end of period                       1,098,090     1,340,814     1,663,297
ING VP BOND PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     15.00   $    13.961   $    12.949
Value at end of period                                                        $     15.81   $     15.00   $    13.961
Number of accumulation units outstanding at end of period                         897,843       921,078       904,310
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      2.60   $     4.464   $     5.845
Value at end of period                                                        $      3.75   $      2.60   $     4.464
Number of accumulation units outstanding at end of period                         262,849       189,154       126,835
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     10.38   $    13.953   $    17.246
Value at end of period                                                        $     12.97   $     10.38   $    13.953
Number of accumulation units outstanding at end of period                       4,448,547     4,722,482     5,556,404
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $      6.42
Value at end of period                                                        $      7.99
Number of accumulation units outstanding at end of period                           2,121
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     10.74   $    15.239   $    21.073
Value at end of period                                                        $     13.88   $     10.74   $    15.239
Number of accumulation units outstanding at end of period                         133,978       131,665       150,713
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     13.98   $    17.964   $    20.975
Value at end of period                                                        $     17.48   $     13.98   $    17.964
Number of accumulation units outstanding at end of period                         821,901       788,043       743,885

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    17.303   $    15.360   $    13.327
Value at end of period                                                        $    17.060   $    17.303   $    15.360
Number of accumulation units outstanding at end of period                       1,637,556     1,479,143     1,379,122
ING VP BOND PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    11.911   $    12.102   $    11.381
Value at end of period                                                        $    12.949   $    11.911   $    12.102
Number of accumulation units outstanding at end of period                         661,112       637,752       654,765
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $     9.996
Value at end of period                                                        $     5.845
Number of accumulation units outstanding at end of period                          67,524
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    19.535   $    16.779   $    14.694
Value at end of period                                                        $    17.246   $    19.535   $    16.779
Number of accumulation units outstanding at end of period                       4,996,223     5,572,187     5,795,667
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    24.137   $    18.036   $    13.357
Value at end of period                                                        $    21.073   $    24.137   $    18.036
Number of accumulation units outstanding at end of period                          88,456        65,690        24,240
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    23.350   $    18.945   $    14.692
Value at end of period                                                        $    20.975   $    23.350   $    18.945
Number of accumulation units outstanding at end of period                         625,951       611,611       459,428

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $     12.72   $    14.588   $    14.910
Value at end of period                                                        $     16.70   $     12.72   $    14.588
Number of accumulation units outstanding at end of period                         340,101       240,603       145,443
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $      9.24   $    10.736   $    10.574
Value at end of period                                                        $     12.47   $      9.24   $    10.736
Number of accumulation units outstanding at end of period                         194,813       126,145        48,920
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $      6.37   $     8.760   $    11.608
Value at end of period                                                        $      8.34   $      6.37   $     8.760
Number of accumulation units outstanding at end of period                          45,891        37,686        36,689
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.02   $     10.24
Value at end of period                                                        $     10.33   $      8.02
Number of accumulation units outstanding at end of period                          42,155        14,728
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      6.85   $      8.31
Value at end of period                                                        $      8.89   $      6.85
Number of accumulation units outstanding at end of period                          29,341        20,481
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      6.96   $      8.76
Value at end of period                                                        $      9.43   $      6.96
Number of accumulation units outstanding at end of period                           9,976         1,079
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     12.83   $    12.737   $    12.360
Value at end of period                                                        $     12.84   $     12.83   $    12.737
Number of accumulation units outstanding at end of period                         627,302       644,548       515,677
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     10.36   $    10.674   $    12.806
Value at end of period                                                        $     13.41   $     10.36   $    10.674
Number of accumulation units outstanding at end of period                          25,760        26,534        24,510

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $    12.540   $    10.921   $     9.028
Value at end of period                                                        $    14.910   $    12.540   $    10.921
Number of accumulation units outstanding at end of period                          52,574        16,931         5,681
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $     9.710   $     8.840   $     8.464
Value at end of period                                                        $    10.574   $     9.710   $     8.840
Number of accumulation units outstanding at end of period                          20,025        20,739         6,564
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $    14.693   $     9.792   $     9.580
Value at end of period                                                        $    11.608   $    14.693   $     9.792
Number of accumulation units outstanding at end of period                          21,475        12,523         8,719
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    11.717   $    11.246   $    10.799
Value at end of period                                                        $    12.360   $    11.717   $    11.246
Number of accumulation units outstanding at end of period                         371,039       472,335       396,669
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    10.911   $     9.645   $    11.047
Value at end of period                                                        $    12.806   $    10.911   $     9.645
Number of accumulation units outstanding at end of period                          23,332        28,939        14,190

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     14.79   $    19.434   $    18.847
Value at end of period                                                        $     20.16   $     14.79   $    19.434
Number of accumulation units outstanding at end of period                         230,420       196,561       131,465
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      5.01   $      7.67
Value at end of period                                                        $      6.89   $      5.01
Number of accumulation units outstanding at end of period                          47,391        23,454
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     12.29   $    13.700   $    14.857
Value at end of period                                                        $     14.56   $     12.29   $    13.700
Number of accumulation units outstanding at end of period                         114,705       100,728        97,325
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     11.82   $    13.823   $    15.761
Value at end of period                                                        $     14.57   $     11.82   $    13.823
Number of accumulation units outstanding at end of period                         186,384       153,004       146,446
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     13.31   $    14.033   $    14.497
Value at end of period                                                        $     15.00   $     13.31   $    14.033
Number of accumulation units outstanding at end of period                          67,737        73,306        71,454
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     13.76   $    18.740   $    20.911
Value at end of period                                                        $     16.99   $     13.76   $    18.740
Number of accumulation units outstanding at end of period                         175,631       135,961       100,115
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     19.13   $    20.621   $    21.825
Value at end of period                                                        $     21.63   $     19.13   $    20.621
Number of accumulation units outstanding at end of period                         401,444       311,169       238,039
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     16.24   $    14.828   $    13.881
Value at end of period                                                        $     17.14   $     16.24   $    14.828
Number of accumulation units outstanding at end of period                         220,008       180,492       105,379

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    17.810   $    13.728   $    13.558
Value at end of period                                                        $    18.847   $    17.810   $    13.728
Number of accumulation units outstanding at end of period                          86,790        36,864        25,298
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    14.921   $    13.654   $    13.063
Value at end of period                                                        $    14.857   $    14.921   $    13.654
Number of accumulation units outstanding at end of period                          65,823       121,322       102,916
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    16.002   $    14.113   $    13.699
Value at end of period                                                        $    15.761   $    16.002   $    14.113
Number of accumulation units outstanding at end of period                         120,341       150,454        70,991
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    13.950   $    13.136   $    12.497
Value at end of period                                                        $    14.497   $    13.950   $    13.136
Number of accumulation units outstanding at end of period                          44,708        83,670        61,043
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    19.138   $    16.141   $    13.404
Value at end of period                                                        $    20.911   $    19.138   $    16.141
Number of accumulation units outstanding at end of period                          35,815        19,877        15,014
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    22.513   $    17.912   $    13.744
Value at end of period                                                        $    21.825   $    22.513   $    17.912
Number of accumulation units outstanding at end of period                         157,519       141,750        47,668
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    13.175   $    13.078   $    12.306
Value at end of period                                                        $    13.881   $    13.175   $    13.078
Number of accumulation units outstanding at end of period                          53,425        35,683        25,566

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     11.73   $    16.104   $    21.581
Value at end of period                                                        $     15.33   $     11.73   $    16.104
Number of accumulation units outstanding at end of period                         482,648       525,669       635,214
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $      9.17   $    12.837   $    21.383
Value at end of period                                                        $     12.29   $      9.17   $    12.837
Number of accumulation units outstanding at end of period                       1,069,290     1,029,117     1,011,775
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     13.64   $    18.471   $    24.018
Value at end of period                                                        $     16.77   $     13.64   $    18.471
Number of accumulation units outstanding at end of period                         880,706       907,955       972,147
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period                                                  $      7.90   $      9.94
Value at end of period                                                        $     10.26   $      7.90
Number of accumulation units outstanding at end of period                         252,309        64,173
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period                                                  $      8.37   $     10.07
Value at end of period                                                        $     10.35   $      8.37
Number of accumulation units outstanding at end of period                         106,857        36,916
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $     11.08   $    14.347   $    16.451
Value at end of period                                                        $     15.71   $     11.08   $    14.347
Number of accumulation units outstanding at end of period                         469,451       245,692       107,764
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $     11.40   $    10.702   $    10.295
Value at end of period                                                        $     13.35   $     11.40   $    10.702
Number of accumulation units outstanding at end of period                          55,390        27,082        12,571
PAX WORLD BALANCED FUND, INC
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      8.22   $      8.22
Value at end of period                                                        $      9.56   $      8.22
Number of accumulation units outstanding at end of period                          22,809         7,092

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    25.471   $    17.841   $    13.512
Value at end of period                                                        $    21.581   $    25.471   $    17.841
Number of accumulation units outstanding at end of period                         569,519       538,138       446,603
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    31.629   $    14.152   $    10.427
Value at end of period                                                        $    21.383   $    31.629   $    14.152
Number of accumulation units outstanding at end of period                         758,937       608,435       320,159
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    28.723   $    17.615   $    14.300
Value at end of period                                                        $    24.018   $    28.723   $    17.615
Number of accumulation units outstanding at end of period                         836,805       864,936       710,851
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $    15.787   $    10.046   $     9.275
Value at end of period                                                        $    16.451   $    15.787   $    10.046
Number of accumulation units outstanding at end of period                          43,641        10,762         7,592
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $    10.116   $     9.922   $     9.935
Value at end of period                                                        $    10.295   $    10.116   $     9.922
Number of accumulation units outstanding at end of period                           7,153         5,761         2,776
PAX WORLD BALANCED FUND, INC
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.04   $      9.66
Value at end of period                                                        $      9.77   $      8.04
Number of accumulation units outstanding at end of period                         110,507        46,117
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      7.58   $      8.88
Value at end of period                                                        $      9.30   $      7.58
Number of accumulation units outstanding at end of period                          18,505        11,262
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.79   $     10.54
Value at end of period                                                        $     11.98   $      8.79
Number of accumulation units outstanding at end of period                          60,996        24,469

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE XIV
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      6.94   $     9.255   $    12.173
Value at end of period                                                        $      8.91   $      6.94   $     9.255
Number of accumulation units outstanding at end of period                           3,991         4,262         4,934
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during April 2000)
Value at beginning of period                                                  $      6.36   $     7.605   $     9.945
Value at end of period                                                        $      7.85   $      6.36   $     7.605
Number of accumulation units outstanding at end of period                           1,758         3,976         8,876
AIM V.I. GROWTH FUND
(Funds were first received in this option during December 1999)
Value at beginning of period                                                  $      4.27   $     6.246   $     9.533
Value at end of period                                                        $      5.56   $      4.27   $     6.246
Number of accumulation units outstanding at end of period                           8,879         3,914        31,877
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $      5.84   $     8.454   $     9.757
Value at end of period                                                        $      7.24   $      5.84   $     8.454
Number of accumulation units outstanding at end of period                           8,159         8,539        18,379
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during August 1999)
Value at beginning of period                                                  $      9.57   $    10.991   $    11.918
Value at end of period                                                        $     11.32   $      9.57   $    10.991
Number of accumulation units outstanding at end of period                           9,574         6,989         2,331
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period                                                  $     10.94   $    12.183   $    14.009
Value at end of period                                                        $     13.93   $     10.94   $    12.183
Number of accumulation units outstanding at end of period                          76,721        42,179        17,291

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $    14.065
Value at end of period                                                        $    12.173
Number of accumulation units outstanding at end of period                           2,279
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during April 2000)
Value at beginning of period                                                  $    12.256
Value at end of period                                                        $     9.945
Number of accumulation units outstanding at end of period                           6,406
AIM V.I. GROWTH FUND
(Funds were first received in this option during December 1999)
Value at beginning of period                                                  $    12.098   $    11.422
Value at end of period                                                        $     9.533   $    12.098
Number of accumulation units outstanding at end of period                          26,082           264
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $    11.534   $    10.450
Value at end of period                                                        $     9.757   $    11.534
Number of accumulation units outstanding at end of period                           8,902           617
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during August 1999)
Value at beginning of period                                                  $    12.414   $    11.320
Value at end of period                                                        $    11.918   $    12.414
Number of accumulation units outstanding at end of period                           4,895         3,589
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period                                                  $    15.138   $    12.293   $    10.737
Value at end of period                                                        $    14.009   $    15.138   $    12.293
Number of accumulation units outstanding at end of period                          32,744        25,519         1,038

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                                  $      9.37   $    11.381   $    12.083
Value at end of period                                                        $     12.10   $      9.37   $    11.381
Number of accumulation units outstanding at end of period                          43,566        29,308        11,264
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $      8.82   $    12.727   $    15.596
Value at end of period                                                        $     11.61   $      8.82   $    12.727
Number of accumulation units outstanding at end of period                          81,136        61,739        60,877
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during December 1999)
Value at beginning of period                                                  $      7.37   $     9.335   $    11.949
Value at end of period                                                        $     10.48   $      7.37   $     9.335
Number of accumulation units outstanding at end of period                           9,973         5,004         5,301
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $      9.27   $     11.22
Value at end of period                                                        $     12.14   $      9.27
Number of accumulation units outstanding at end of period                           1,975         1,120
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $      5.04   $      5.22
Value at end of period                                                        $      7.22   $      5.04
Number of accumulation units outstanding at end of period                           1,036            15
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $      8.47
Value at end of period                                                        $      8.68
Number of accumulation units outstanding at end of period                              28
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $      8.18
Value at end of period                                                        $     10.88
Number of accumulation units outstanding at end of period                           2,243
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.71   $     10.05
Value at end of period                                                        $     11.51   $      8.71
Number of accumulation units outstanding at end of period                             477            11

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                                  $    11.245   $    10.671   $     9.265
Value at end of period                                                        $    12.083   $    11.245   $    10.671
Number of accumulation units outstanding at end of period                          11,254         6,809            20
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $    17.677   $    12.978   $    10.757
Value at end of period                                                        $    15.596   $    17.677   $    12.978
Number of accumulation units outstanding at end of period                          42,684         9,393         1,343
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during December 1999)
Value at beginning of period                                                  $    14.905   $    13.705
Value at end of period                                                        $    11.949   $    14.905
Number of accumulation units outstanding at end of period                           4,436         2,474
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                                  $      8.23
Value at end of period                                                        $     10.16
Number of accumulation units outstanding at end of period                              85
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period                                                  $      8.11   $     9.991   $    13.797
Value at end of period                                                        $     10.41   $      8.11   $     9.991
Number of accumulation units outstanding at end of period                          14,013         7,663         7,080
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $      9.19   $      9.16
Value at end of period                                                        $     11.84   $      9.19
Number of accumulation units outstanding at end of period                             706             6
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $      8.29   $    11.973   $    16.057
Value at end of period                                                        $     10.52   $      8.29   $    11.973
Number of accumulation units outstanding at end of period                          18,219        13,889         7,724
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $      8.34   $      8.31
Value at end of period                                                        $     10.89   $      8.34
Number of accumulation units outstanding at end of period                              10            29
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $      9.67   $      9.61
Value at end of period                                                        $     12.48   $      9.67
Number of accumulation units outstanding at end of period                             410            29
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     10.74   $     10.16
Value at end of period                                                        $     11.08   $     10.74
Number of accumulation units outstanding at end of period                          20,126           423
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $      5.75   $     8.966   $    12.097
Value at end of period                                                        $      7.87   $      5.75   $     8.966
Number of accumulation units outstanding at end of period                          56,062        36,616        17,147

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period                                                  $    17.314   $    11.029   $    10.020
Value at end of period                                                        $    13.797   $    17.314   $    11.029
Number of accumulation units outstanding at end of period                          19,569        15,231            10
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $    17.184   $    11.654   $    11.183
Value at end of period                                                        $    16.057   $    17.184   $    11.654
Number of accumulation units outstanding at end of period                          14,267        11,687           957
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    17.139   $    11.462   $    10.233
Value at end of period                                                        $    12.097   $    17.139   $    11.462
Number of accumulation units outstanding at end of period                          29,261        20,776           236

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $     13.04
Value at end of period                                                        $     16.65
Number of accumulation units outstanding at end of period                           1,605
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $     10.47
Value at end of period                                                        $     12.82
Number of accumulation units outstanding at end of period                             740
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $      9.58   $    12.601   $    14.163
Value at end of period                                                        $     12.43   $      9.58   $    12.601
Number of accumulation units outstanding at end of period                          30,896        24,357        13,888
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $      7.72   $    10.378   $    13.236
Value at end of period                                                        $      9.57   $      7.72   $    10.378
Number of accumulation units outstanding at end of period                          17,592        14,360         7,346
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      8.33   $      8.35
Value at end of period                                                        $     10.70   $      8.33
Number of accumulation units outstanding at end of period                           1,487            16
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $     10.45   $    11.751   $    12.379
Value at end of period                                                        $     12.31   $     10.45   $    11.751
Number of accumulation units outstanding at end of period                          32,732        24,613        18,354
ING VP BOND PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period                                                  $     13.18   $    12.273   $    11.388
Value at end of period                                                        $     13.88   $     13.18   $    12.273
Number of accumulation units outstanding at end of period                          29,605        12,079         8,760
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period                                                  $      2.60   $     4.460   $     5.842
Value at end of period                                                        $      3.74   $      2.60   $     4.460
Number of accumulation units outstanding at end of period                          17,133         6,165        15,740

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $    14.296   $    11.792   $    10.840
Value at end of period                                                        $    14.163   $    14.296   $    11.792
Number of accumulation units outstanding at end of period                           8,707         6,405           169
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $    13.982   $    11.375   $    10.954
Value at end of period                                                        $    13.236   $    13.982   $    11.375
Number of accumulation units outstanding at end of period                          11,609         8,901           828
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $    12.561   $    11.157   $    10.451
Value at end of period                                                        $    12.379   $    12.561   $    11.157
Number of accumulation units outstanding at end of period                          21,070        13,521         1,648
ING VP BOND PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period                                                  $    10.481   $    10.654   $    10.070
Value at end of period                                                        $    11.388   $    10.481   $    10.654
Number of accumulation units outstanding at end of period                           3,653         2,670           383
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period                                                  $     9.925
Value at end of period                                                        $     5.842
Number of accumulation units outstanding at end of period                           8,843

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period                                                  $      6.67   $     8.971   $    11.094
Value at end of period                                                        $      8.33   $      6.67   $     8.971
Number of accumulation units outstanding at end of period                         208,104       171,718        90,960
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      6.02
Value at end of period                                                        $      7.98
Number of accumulation units outstanding at end of period                             184
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $      7.53   $    10.598   $    14.801
Value at end of period                                                        $      9.73   $      7.53   $    10.598
Number of accumulation units outstanding at end of period                          22,925        19,311        19,302
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period                                                  $      8.99   $    11.556   $    13.500
Value at end of period                                                        $     11.23   $      8.99   $    11.556
Number of accumulation units outstanding at end of period                          64,085        46,181        39,494
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $     12.69   $    14.561   $    14.890
Value at end of period                                                        $     16.65   $     12.69   $    14.561
Number of accumulation units outstanding at end of period                          16,411        11,144         6,947
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                                  $      9.22   $    10.716   $    10.559
Value at end of period                                                        $     12.44   $      9.22   $    10.716
Number of accumulation units outstanding at end of period                           7,682         4,527         1,350
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $      6.35   $     8.744   $    11.592
Value at end of period                                                        $      8.32   $      6.35   $     8.744
Number of accumulation units outstanding at end of period                           2,064         1,593         2,216
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $      8.02   $      9.88
Value at end of period                                                        $     10.32   $      8.02
Number of accumulation units outstanding at end of period                           1,724           871

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period                                                  $    12.572   $    10.804   $    10.562
Value at end of period                                                        $    11.094   $    12.572   $    10.804
Number of accumulation units outstanding at end of period                         131,645       128,637         8,243
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $    16.962   $    12.681   $    10.958
Value at end of period                                                        $    14.801   $    16.962   $    12.681
Number of accumulation units outstanding at end of period                          18,739         4,182           628
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period                                                  $    15.036   $    12.206   $    10.648
Value at end of period                                                        $    13.500   $    15.036   $    12.206
Number of accumulation units outstanding at end of period                          35,744        14,614         2,384
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $    12.529   $    11.099
Value at end of period                                                        $    14.890   $    12.529
Number of accumulation units outstanding at end of period                           3,893            42
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                                  $     9.702   $     8.837   $     9.582
Value at end of period                                                        $    10.559   $     9.702   $     8.837
Number of accumulation units outstanding at end of period                           1,100           586            62
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $    14.680   $    11.286
Value at end of period                                                        $    11.592   $    14.680
Number of accumulation units outstanding at end of period                           1,341            24
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $      7.33
Value at end of period                                                        $      8.89
Number of accumulation units outstanding at end of period                             124
ING VP MIDCAP OPPORTUNIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $      7.20
Value at end of period                                                        $      9.41
Number of accumulation units outstanding at end of period                             338
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $     11.82   $    11.740   $    11.398
Value at end of period                                                        $     11.82   $     11.82   $    11.740
Number of accumulation units outstanding at end of period                          45,067        13,540        14,165
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      9.02   $     9.295   $    11.304
Value at end of period                                                        $     11.67   $      9.02   $     9.295
Number of accumulation units outstanding at end of period                           1,078         1,078          5.23
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $     10.23   $    13.447   $    13.048
Value at end of period                                                        $     13.94   $     10.23   $    13.447
Number of accumulation units outstanding at end of period                          26,389        23,170        22,619
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $      5.01   $      7.80
Value at end of period                                                        $      6.88   $      5.01
Number of accumulation units outstanding at end of period                             795           177
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during August 1999)
Value at beginning of period                                                  $      9.14   $    10.195   $    11.061
Value at end of period                                                        $     10.82   $      9.14   $    10.195
Number of accumulation units outstanding at end of period                                           525         1,352
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $      8.32   $     9.734   $    11.104
Value at end of period                                                        $     10.25   $      8.32   $     9.734
Number of accumulation units outstanding at end of period                           3,045         2,511         2,015

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $    10.811   $    10.381   $    10.297
Value at end of period                                                        $    11.398   $    10.811   $    10.381
Number of accumulation units outstanding at end of period                          21,482        11,232         1,235
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during February 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $    12.336   $     9.513   $    10.939
Value at end of period                                                        $    13.048   $    12.336   $     9.513
Number of accumulation units outstanding at end of period                          13,291         6,872         2,604
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during August 1999)
Value at beginning of period                                                  $    11.115   $    10.489
Value at end of period                                                        $    11.061   $    11.115
Number of accumulation units outstanding at end of period                           2,380         6,135         4,102
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $    11.279   $     9.953   $     9.227
Value at end of period                                                        $    11.104   $    11.279   $     9.953
Number of accumulation units outstanding at end of period                          22,446        19,046           212

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     10.47   $    11.040   $    11.412
Value at end of period                                                        $     11.79   $     10.47   $    11.040
Number of accumulation units outstanding at end of period                           2,464         2,987         3,430
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period                                                  $      9.75   $    13.287   $    14.834
Value at end of period                                                        $     12.04   $      9.75   $    13.287
Number of accumulation units outstanding at end of period                          21,323        18,033        11,962
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $     13.31   $    14.357   $    15.203
Value at end of period                                                        $     15.05   $     13.31   $    14.357
Number of accumulation units outstanding at end of period                          36,552        26,367        36,137
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $     13.19   $    12.044   $    11.280
Value at end of period                                                        $     13.90   $     13.19   $    12.044
Number of accumulation units outstanding at end of period                          11,850         7,868         4,326
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $      8.18   $    11.234   $    15.062
Value at end of period                                                        $     10.68   $      8.18   $    11.234
Number of accumulation units outstanding at end of period                          54,718        42,256        22,306
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $      8.30   $    11.621   $    19.367
Value at end of period                                                        $     11.11   $      8.30   $    11.621
Number of accumulation units outstanding at end of period                          67,042        56,606        49,490
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period                                                  $      9.08   $    12.297   $    15.998
Value at end of period                                                        $     11.16   $      9.08   $    12.297
Number of accumulation units outstanding at end of period                          81,790        70,621        51,113
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $      7.89   $      9.94
Value at end of period                                                        $     10.25   $      7.89
Number of accumulation units outstanding at end of period                          10,722         4,598

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    10.986   $    10.351   $    10.390
Value at end of period                                                        $    11.412   $    10.986   $    10.351
Number of accumulation units outstanding at end of period                           1,924           549            37
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period                                                  $    13.583   $    11.462   $    10.515
Value at end of period                                                        $    14.834   $    13.583   $    11.462
Number of accumulation units outstanding at end of period                           7,999         6,154         3,526
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $    15.690   $    12.490   $    10.570
Value at end of period                                                        $    15.203   $    15.690   $    12.490
Number of accumulation units outstanding at end of period                          30,781         5,703           479
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $    10.712   $    10.638   $    10.232
Value at end of period                                                        $    11.280   $    10.712   $    10.638
Number of accumulation units outstanding at end of period                           4,152         5,764           393
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    17.786   $    12.464   $    10.569
Value at end of period                                                        $    15.062   $    17.786   $    12.464
Number of accumulation units outstanding at end of period                          20,667        11,348           128
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $    28.662   $    12.830   $    10.787
Value at end of period                                                        $    19.367   $    28.662   $    12.830
Number of accumulation units outstanding at end of period                          48,046        17,145           353
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period                                                  $    19.141   $    11.745   $    10.606
Value at end of period                                                        $    15.998   $    19.141   $    11.745
Number of accumulation units outstanding at end of period                          51,009        26,947         5,140
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001
                                                                              -----------   -----------   -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $      8.36   $      9.69
Value at end of period                                                        $     10.34   $      8.36
Number of accumulation units outstanding at end of period                           4,787         3,359
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during July 2000)
Value at beginning of period                                                  $     11.05   $    14.321   $    16.429
Value at end of period                                                        $     15.66   $     11.05   $    14.321
Number of accumulation units outstanding at end of period                          18,329         9,472         6,138
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during March 2000)
Value at beginning of period                                                  $     11.37   $    10.683   $    10.281
Value at end of period                                                        $     13.31   $     11.37   $    10.683
Number of accumulation units outstanding at end of period                           2,875         1,856            99
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $      8.03   $      9.84
Value at end of period                                                        $      9.76   $      8.03
Number of accumulation units outstanding at end of period                           7,813         3,893
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $      7.90
Value at end of period                                                        $      9.29
Number of accumulation units outstanding at end of period                               9
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $      8.78   $     10.39
Value at end of period                                                        $     11.96   $      8.78
Number of accumulation units outstanding at end of period                           1,839            38

                                                                                 2000          1999          1998
                                                                              -----------   -----------   -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during July 2000)
Value at beginning of period                                                  $    17.689
Value at end of period                                                        $    16.429
Number of accumulation units outstanding at end of period                           3,722
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during March 2000)
Value at beginning of period                                                  $    10.244
Value at end of period                                                        $    10.281
Number of accumulation units outstanding at end of period                             183
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE XV
            FOR CONTRACTS ISSUED UNDER 403(b) 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $      6.92   $     9.242   $    12.162   $    13.781
Value at end of period                                                        $      8.88   $      6.92   $     9.242   $    12.162
Number of accumulation units outstanding at end of period                          91,829        78,026        77,645        47,485
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $      6.35   $     7.595   $     9.937   $    11.740
Value at end of period                                                        $      7.83   $      6.35   $     7.595   $     9.937
Number of accumulation units outstanding at end of period                         151,077       136,853       137,710        95,583
AIM V.I. GROWTH FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      4.27   $     6.238   $     9.525   $    12.094
Value at end of period                                                        $      5.54   $      4.27   $     6.238   $     9.525
Number of accumulation units outstanding at end of period                         107,652        86,609        91,693        85,385
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $      5.83   $     8.443   $     9.748   $    11.530
Value at end of period                                                        $      7.23   $      5.83   $     8.443   $     9.748
Number of accumulation units outstanding at end of period                         144,962       135,402        64,852        31,332
CALVERT SOCIAL BALANCED PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     12.80   $    14.715   $    15.964   $    16.636
Value at end of period                                                        $     15.13   $     12.80   $    14.715   $    15.964
Number of accumulation units outstanding at end of period                          81,001        77,039        74,268        68,102
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during January 2001)
Value at beginning of period                                                  $     11.56   $    12.556   $    10.967
Value at end of period                                                        $     15.50   $     11.56   $    12.556
Number of accumulation units outstanding at end of period                          23,843        23,312        15,173

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $    10.487
Value at end of period                                                        $    13.781
Number of accumulation units outstanding at end of period                             613
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $    10.261
Value at end of period                                                        $    11.740
Number of accumulation units outstanding at end of period                          10,352
AIM V.I. GROWTH FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     9.465
Value at end of period                                                        $    12.094
Number of accumulation units outstanding at end of period                           6,722
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $     9.827
Value at end of period                                                        $    11.530
Number of accumulation units outstanding at end of period                          14,638
CALVERT SOCIAL BALANCED PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    14.965   $    12.994   $    10.924   $    10.000
Value at end of period                                                        $    16.636   $    14.965   $    12.994   $    10.924
Number of accumulation units outstanding at end of period                         117,902        95,020        93,905        19,808
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during January 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     15.82   $    17.614   $    20.265   $    21.908
Value at end of period                                                        $     20.13   $     15.82   $    17.614   $    20.265
Number of accumulation units outstanding at end of period                         733,980       639,593       545,557       427,085
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     13.30   $    16.166   $    17.172   $    15.989
Value at end of period                                                        $     17.17   $     13.30   $    16.166   $    17.172
Number of accumulation units outstanding at end of period                         534,835       463,075       409,962       306,174
FIDELITY(R) VIP GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     11.87   $    17.147   $    21.023   $    23.840
Value at end of period                                                        $     15.62   $     11.87   $    17.147   $    21.023
Number of accumulation units outstanding at end of period                         829,140       811,549       756,416       573,111
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $      9.19   $    11.633   $    14.898   $    18.593
Value at end of period                                                        $     13.05   $      9.19   $    11.633   $    14.898
Number of accumulation units outstanding at end of period                          48,527        29,735        24,429        25,964
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2001)
Value at beginning of period                                                  $      9.26   $    10.307   $    10.307
Value at end of period                                                        $     12.12   $      9.26   $    10.307
Number of accumulation units outstanding at end of period                          71,086        39,468           237
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $      6.22   $      6.64
Value at end of period                                                        $      7.85   $      6.22
Number of accumulation units outstanding at end of period                           2,567            91

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    17.800   $    13.825   $    11.243   $    10.000
Value at end of period                                                        $    21.908   $    17.800   $    13.825   $    11.243
Number of accumulation units outstanding at end of period                         357,610       254,734       266,396        95,199
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    15.180   $    13.729   $    10.819   $    10.000
Value at end of period                                                        $    15.989   $    15.180   $    13.729   $    10.819
Number of accumulation units outstanding at end of period                         188,394       147,150       125,669        27,639
FIDELITY(R) VIP GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    17.512   $    12.674   $    10.362   $    10.000
Value at end of period                                                        $    23.840   $    17.512   $    12.674   $    10.362
Number of accumulation units outstanding at end of period                         345,699       165,194       150,612        54,133
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    13.160   $    11.783   $    10.664   $    10.000
Value at end of period                                                        $    18.593   $    13.160   $    11.783   $    10.664
Number of accumulation units outstanding at end of period                          10,723         9,217        20,273         3,820
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      5.03   $      5.44
Value at end of period                                                        $      7.21   $      5.03
Number of accumulation units outstanding at end of period                          47,192         1,545
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      6.52   $      8.61
Value at end of period                                                        $      8.67   $      6.52
Number of accumulation units outstanding at end of period                           5,249           154
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.10   $     10.05
Value at end of period                                                        $     10.87   $      8.10
Number of accumulation units outstanding at end of period                          13,130         1,360
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      8.70   $      9.84
Value at end of period                                                        $     11.50   $      8.70
Number of accumulation units outstanding at end of period                          20,763         4,066
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      8.29   $      9.16
Value at end of period                                                        $     10.15   $      8.29
Number of accumulation units outstanding at end of period                           1,900           376
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $      9.98   $    12.294   $    16.987   $    21.327
Value at end of period                                                        $     12.79   $      9.98   $    12.294   $    16.987
Number of accumulation units outstanding at end of period                         193,123       248,518       244,684       237,253
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      9.19   $      9.64
Value at end of period                                                        $     11.83   $      9.19
Number of accumulation units outstanding at end of period                          17,547         3,891
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     11.12   $    16.070   $    21.561   $    23.087
Value at end of period                                                        $     14.10   $     11.12   $    16.070   $    21.561
Number of accumulation units outstanding at end of period                         234,751       251,887       248,057       214,279

                                                                                  1999          1998          1997         1996
                                                                              -----------   -----------   -----------   -----------
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    13.592   $    11.522   $    11.376
Value at end of period                                                        $    21.327   $    13.592   $    11.522
Number of accumulation units outstanding at end of period                         248,204       234,075       351,150
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    15.664   $    12.478   $    12.296
Value at end of period                                                        $    23.087   $    15.664   $    12.478
Number of accumulation units outstanding at end of period                         121,012       103,317        96,338

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      8.34   $      9.68
Value at end of period                                                        $     10.88   $      8.34
Number of accumulation units outstanding at end of period                           7,249         3,841
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $     11.21
Value at end of period                                                        $     11.97
Number of accumulation units outstanding at end of period                          16,439
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      9.66   $     10.72
Value at end of period                                                        $     12.47   $      9.66
Number of accumulation units outstanding at end of period                          29,965           235
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     10.74   $     10.17
Value at end of period                                                        $     11.07   $     10.74
Number of accumulation units outstanding at end of period                         185,400        64,232
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $      6.39   $     9.971   $    13.460   $    19.080
Value at end of period                                                        $      8.75   $      6.39   $     9.971   $    13.460
Number of accumulation units outstanding at end of period                         556,545       600,762       610,352       526,040
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $     11.94   $     10.95
Value at end of period                                                        $     16.64   $     11.94
Number of accumulation units outstanding at end of period                          14,233           451
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $     10.47
Value at end of period                                                        $     12.81
Number of accumulation units outstanding at end of period                          13,915
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period                                                  $     10.73
Value at end of period                                                        $     12.95
Number of accumulation units outstanding at end of period                           3,114

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    12.767   $     9.940   $    10.062
Value at end of period                                                        $    19.080   $    12.767   $     9.940
Number of accumulation units outstanding at end of period                         684,437       626,638       795,375
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     13.66   $    17.980   $    20.219   $    20.418
Value at end of period                                                        $     17.72   $     13.66   $    17.980   $    20.219
Number of accumulation units outstanding at end of period                         380,043       329,144       353,929       310,665
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $     23.66   $     22.30
Value at end of period                                                        $     29.78   $     23.66
Number of accumulation units outstanding at end of period                             224            73
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $      7.21   $     9.686   $    12.361   $    13.064
Value at end of period                                                        $      8.92   $      7.21   $     9.686   $    12.361
Number of accumulation units outstanding at end of period                         284,369       339,751       352,288       344,610
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      8.32   $      9.53
Value at end of period                                                        $     10.69   $      8.32
Number of accumulation units outstanding at end of period                          33,092         6,264
ING VP BALANCED PORTFOLIO, INC
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     14.31   $    16.112   $    16.981   $    17.240
Value at end of period                                                        $     16.85   $     14.31   $    16.112   $    16.981
Number of accumulation units outstanding at end of period                         485,183       485,662       627,674       592,454
ING VP BOND PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     14.90   $    13.883   $    12.889   $    11.867
Value at end of period                                                        $     15.69   $     14.90   $    13.883   $    12.889
Number of accumulation units outstanding at end of period                         506,342       526,766       471,125       339,119
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      2.59   $     4.456   $     5.840   $     9.735
Value at end of period                                                        $      3.74   $      2.59   $     4.456   $     5.840
Number of accumulation units outstanding at end of period                         413,691       180,750       126,033        55,835

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    16.851   $    13.332   $    13.062
Value at end of period                                                        $    20.418   $    16.851   $    13.332
Number of accumulation units outstanding at end of period                         257,759       197,938       238,562
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    10.633   $     8.727   $     8.897
Value at end of period                                                        $    13.064   $    10.633   $     8.727
Number of accumulation units outstanding at end of period                         259,783       237,867       484,407
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    15.320   $    13.226   $    10.902   $    10.000
Value at end of period                                                        $    17.240   $    15.320   $    13.226   $    10.902
Number of accumulation units outstanding at end of period                         565,751       468,468       986,711       702,222
ING VP BOND PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    12.070   $    11.268   $    10.503   $    10.000
Value at end of period                                                        $    11.867   $    12.070   $    11.268   $    10.503
Number of accumulation units outstanding at end of period                         228,114       187,653       251,156       161,765
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP GROWTH AND INCOME PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     10.31   $    13.874   $    17.166   $    19.464
Value at end of period                                                        $     12.87   $     10.31   $    13.874   $    17.166
Number of accumulation units outstanding at end of period                       2,504,149     2,717,004     3,054,662     3,034,488
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period                                                  $      6.04   $     8.916   $     8.916
Value at end of period                                                        $      7.97   $      6.04   $     8.916
Number of accumulation units outstanding at end of period                           4,663         1,293         1,069
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during August 1997)
Value at beginning of period                                                  $     10.68   $    15.167   $    20.994   $    24.071
Value at end of period                                                        $     13.79   $     10.68   $    15.167   $    20.994
Number of accumulation units outstanding at end of period                         155,151       138,901       142,510        99,761
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was established during August 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     13.89   $    17.869   $    20.885   $    23.273
Value at end of period                                                        $     17.35   $     13.89   $    17.869   $    20.885
Number of accumulation units outstanding at end of period                         676,178       583,692       520,590       364,048
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     12.66   $    14.534   $    14.870   $    12.519
Value at end of period                                                        $     16.60   $     12.66   $    14.534   $    14.870
Number of accumulation units outstanding at end of period                         334,282       265,296       156,767        67,543
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $      9.20   $    10.696   $    10.545   $     9.694
Value at end of period                                                        $     12.40   $      9.20   $    10.696   $    10.545
Number of accumulation units outstanding at end of period                         191,912       168,927        58,078        16,219
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      6.34   $     8.728   $    11.576   $    14.668
Value at end of period                                                        $      8.29   $      6.34   $     8.728   $    11.576
Number of accumulation units outstanding at end of period                          40,439        30,253        25,722        10,160

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
ING VP GROWTH AND INCOME PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    16.735   $    14.756   $    11.469   $    10.000
Value at end of period                                                        $    19.464   $    16.736   $    14.756   $    11.469
Number of accumulation units outstanding at end of period                       2,450,338     2,224,467     3,760,076     2,876,728
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during August 1997)
Value at beginning of period                                                  $    18.005   $    13.202   $    12.787
Value at end of period                                                        $    24.071   $    18.005   $    13.202
Number of accumulation units outstanding at end of period                          53,957        25,778         1,880
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was established during August 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    18.902   $    14.500   $    10.934   $    10.000
Value at end of period                                                        $    23.273   $    18.902   $    14.500   $    10.934
Number of accumulation units outstanding at end of period                         297,994       108,387        62,360         2,697
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    10.913   $    10.108
Value at end of period                                                        $    12.519   $    10.913
Number of accumulation units outstanding at end of period                           2,500           564
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     8.834   $     9.366
Value at end of period                                                        $     9.694   $     8.834
Number of accumulation units outstanding at end of period                          16,330         2,625
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     9.785   $    10.103
Value at end of period                                                        $    14.668   $     9.785
Number of accumulation units outstanding at end of period                           4,750         1,247

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period                                                  $      8.01   $     9.555   $     9.555
Value at end of period                                                        $     10.31   $      8.01   $     9.555
Number of accumulation units outstanding at end of period                          50,505        21,576         3,903
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      6.84   $      8.01
Value at end of period                                                        $      8.88   $      6.84
Number of accumulation units outstanding at end of period                           4,947         1,975
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period                                                  $      6.95   $     9.458   $     9.458
Value at end of period                                                        $      9.40   $      6.95   $     9.458
Number of accumulation units outstanding at end of period                          14,926         1,685         1,007
ING VP MONEY MARKET PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     12.75   $    12.666   $    12.303   $    11.675
Value at end of period                                                        $     12.74   $     12.75   $    12.666   $    12.303
Number of accumulation units outstanding at end of period                         599,767       598,539       907,363       453,479
ING VP NATURAL RESOURCES TRUST
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     10.29   $    10.614   $    12.747   $    10.871
Value at end of period                                                        $     13.31   $     10.29   $    10.614   $    12.747
Number of accumulation units outstanding at end of period                          11,487        20,850        23,358        19,716
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period                                                  $     14.71   $    19.342   $    18.777   $    17.762
Value at end of period                                                        $     20.03   $     14.71   $    19.342   $    18.777
Number of accumulation units outstanding at end of period                         185,488       154,146       133,977        75,787
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period                                                  $      5.00   $     8.958   $     8.958
Value at end of period                                                        $      6.87   $      5.00   $     8.958
Number of accumulation units outstanding at end of period                          22,817         5,218         1,639

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    11.217   $    10.738   $    10.277   $    10.000
Value at end of period                                                        $    11.675   $    11.217   $    10.738   $    10.277
Number of accumulation units outstanding at end of period                         392,226       127,186       147,123        39,811
ING VP NATURAL RESOURCES TRUST
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     9.619   $    12.082   $    11.383   $    10.000
Value at end of period                                                        $    10.871   $     9.619   $    12.082   $    11.383
Number of accumulation units outstanding at end of period                          51,656        51,077        85,577         5,295
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period                                                  $    13.704   $    13.684   $    13.119
Value at end of period                                                        $    17.762   $    13.704   $    13.684
Number of accumulation units outstanding at end of period                          54,303        44,944         2,124
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     12.21   $    13.623   $    14.788   $    14.867
Value at end of period                                                        $     14.45   $     12.21   $    13.623   $    14.788
Number of accumulation units outstanding at end of period                          78,121        48,154        54,306        59,724
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     11.74   $    13.745   $    15.688   $    15.944
Value at end of period                                                        $     14.46   $     11.74   $    13.745   $    15.688
Number of accumulation units outstanding at end of period                          87,532        64,758        63,532        61,884
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     13.22   $    13.954   $    14.430   $    13.899
Value at end of period                                                        $     14.88   $     13.22   $    13.954   $    14.430
Number of accumulation units outstanding at end of period                          44,192        31,712        32,433        29,661
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period                                                  $     13.68   $    18.651                 $    20,834
Value at end of period                                                        $     16.88   $     13.68   $    18.651   $    20.834
Number of accumulation units outstanding at end of period                         183,355       165,695       131,375        49,813
JANUS ASPEN BALANCED PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     19.00   $    20.505   $    21.724   $    22.431
Value at end of period                                                        $     21.47   $     19.00   $    20.505   $    21.724
Number of accumulation units outstanding at end of period                         529,490       490,513       453,463       336,661
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(The initial accumulation unit value was established during August 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     16.14   $    14.745   $    13.817   $    13.127
Value at end of period                                                        $     17.00   $     16.14   $    14.745   $    13.817
Number of accumulation units outstanding at end of period                         165,590       168,750       111,627        58,110

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    13.618   $    12.980   $    11.146   $    10.000
Value at end of period                                                        $    14.867   $    13.618   $    12.980   $    11.146
Number of accumulation units outstanding at end of period                          75,297       105,586       117,725         7,882
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    14.076   $    13.624   $    11.472   $    10.000
Value at end of period                                                        $    15.944   $    14.076   $    13.624   $    11.472
Number of accumulation units outstanding at end of period                          75,808        75,369       119,471        20,237
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    13.102   $    12.369   $    10.905   $    10.000
Value at end of period                                                        $    13.899   $    13.102   $    12.369   $    10.905
Number of accumulation units outstanding at end of period                          38,639        55,494        47,726            61
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period                                                  $    19.085   $    16.113   $    13.290   $    12.912
Value at end of period                                                        $    19.085   $    16.113   $    13.290
Number of accumulation units outstanding at end of period                          42,540        29,112           587
JANUS ASPEN BALANCED PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    17.865   $    13.431   $    11.105   $    10.000
Value at end of period                                                        $    22.431   $    17.865   $    13.431   $    11.105
Number of accumulation units outstanding at end of period                         232,279        81,983        42,699         9,188
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(The initial accumulation unit value was established during August 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    13.043   $    12.069   $    10.902   $    10.000
Value at end of period                                                        $    13.127   $    13.043   $    12.069   $    10.902
Number of accumulation units outstanding at end of period                          69,212        36,740        29,665         1,402

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     11.66   $    16.014   $    21.481   $    25.378
Value at end of period                                                        $     15.21   $     11.66   $    16.014   $    21.481
Number of accumulation units outstanding at end of period                         434,594       434,427       421,489       341,721
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $      9.11   $    12.765   $    21.284   $    31.514
Value at end of period                                                        $     12.19   $      9.11   $    12.765   $    21.284
Number of accumulation units outstanding at end of period                       1,055,673     1,127,432     1,103,526       910,896
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     13.55   $    18.367   $    23.907   $    28.619
Value at end of period                                                        $     16.65   $     13.55   $    18.367   $    23.907
Number of accumulation units outstanding at end of period                         827,666       955,823       992,482       858,504
JANUS TWENTY FUND
(Funds were first received in this option during November 2000)
Value at beginning of period                                                  $      3.88   $     5.150   $     7.345   $     8.308
Value at end of period                                                        $      4.81   $      3.88   $     5.150   $     7.345
Number of accumulation units outstanding at end of period                          75,602        62,242        63,185            74
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period                                                  $      7.89   $     9.716   $     9.716
Value at end of period                                                        $     10.24   $      7.89   $     9.716
Number of accumulation units outstanding at end of period                         178,617        61,901         3,165
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period                                                  $      8.36   $     9.354   $     9.354
Value at end of period                                                        $     10.33   $      8.36   $     9.354
Number of accumulation units outstanding at end of period                          79,608        41,715        10,694
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $     11.02   $    14.294   $    16.407   $    15.760
Value at end of period                                                        $     15.62   $     11.02   $    14.294   $    16.407
Number of accumulation units outstanding at end of period                         351,195       239,229       145,712        48,074

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    17.794   $    13.242   $    10.891   $    10.000
Value at end of period                                                        $    25.378   $    17.794   $    13.242   $    10.891
Number of accumulation units outstanding at end of period                         187,296        53,448        92,666        39,841
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    14.114   $    10.613   $     9.510   $    10.000
Value at end of period                                                        $    31.514   $    14.114   $    10.613   $     9.510
Number of accumulation units outstanding at end of period                         638,670       375,663       416,100       125,232
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    17.569   $    13.757   $    11.370   $    10.000
Value at end of period                                                        $    28.619   $    17.569   $    13.757   $    11.370
Number of accumulation units outstanding at end of period                         643,914       427,855       555,448       151,935
JANUS TWENTY FUND
(Funds were first received in this option during November 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $    10.039   $    10.182
Value at end of period                                                        $    15.760   $    10.039
Number of accumulation units outstanding at end of period                             544           144

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $     11.35   $    10.663   $    10.268   $    10.099
Value at end of period                                                        $     13.27   $     11.35   $    10.663   $    10.268
Number of accumulation units outstanding at end of period                          68,744        39,346        23,417         5,541
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period                                                  $      8.02   $     9.623   $     9.623
Value at end of period                                                        $      9.75   $      8.02   $     9.623
Number of accumulation units outstanding at end of period                          36,542        14,376         3,340
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period                                                  $      7.57   $     9.433   $     9.433
Value at end of period                                                        $      9.27   $      7.57   $     9.433
Number of accumulation units outstanding at end of period                          13,907         6,739           945
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period                                                  $      8.77   $     9.974   $     9.974
Value at end of period                                                        $     11.95   $      8.77   $     9.974
Number of accumulation units outstanding at end of period                          27,241        16.243           439

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $     9.915   $    10.037
Value at end of period                                                        $    10.099   $     9.915
Number of accumulation units outstanding at end of period                           1,106           614
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE XVI
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      6.91   $     9.230   $    12.152   $    13.777
Value at end of period                                                        $      8.86   $      6.91   $     9.230   $    12.152
Number of accumulation units outstanding at end of period                         245,971       204,565       191,702       150,953
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      6.34   $     7.585   $     9.928   $    11.736
Value at end of period                                                        $      7.81   $      6.34   $     7.585   $     9.928
Number of accumulation units outstanding at end of period                         932,379       866,972       860,279       549,569
AIM V.I. GROWTH FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      4.26   $     6.229   $     9.517   $    12.090
Value at end of period                                                        $      5.53   $      4.26   $     6.229   $     9.517
Number of accumulation units outstanding at end of period                         330,345       254,494       244,744       147,926
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      5.82   $     8.431   $     9.740   $    11.526
Value at end of period                                                        $      7.21   $      5.82   $     8.431   $     9.740
Number of accumulation units outstanding at end of period                         280,705       255,106       255,962        79,423
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during October 1997)
Value at beginning of period                                                  $     12.76   $    14.673   $    15.927   $    16.606
Value at end of period                                                        $     15.08   $     12.76   $    14.673   $    15.927
Number of accumulation units outstanding at end of period                         381,327       322,872       297,805       171,211
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     15.76   $    17.564   $    20.218   $    21.868
Value at end of period                                                        $     20.05   $     15.76   $    17.564   $    20.218
Number of accumulation units outstanding at end of period                       4,661,112     3,146,947     2,242,467     1,562,971

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     9.821
Value at end of period                                                        $    13.777
Number of accumulation units outstanding at end of period                          13,134
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     9.939
Value at end of period                                                        $    11.736
Number of accumulation units outstanding at end of period                         160,745
AIM V.I. GROWTH FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     9.382
Value at end of period                                                        $    12.090
Number of accumulation units outstanding at end of period                          32,099
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     9.747
Value at end of period                                                        $    11.526
Number of accumulation units outstanding at end of period                          43,172
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during October 1997)
Value at beginning of period                                                  $    14.945   $    12.983   $    12.982
Value at end of period                                                        $    16.606   $    14.945   $    12.983
Number of accumulation units outstanding at end of period                         178,990       108,344        25,620
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    17.776   $    13.814   $    11.239   $    10.000
Value at end of period                                                        $    21.868   $    17.776   $    13.814   $    11.239
Number of accumulation units outstanding at end of period                       1,508,807     1,138,180       139,417        20,020

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 1997)
Value at beginning of period                                                  $     13.25   $    16.120   $    17.132   $    15.960
Value at end of period                                                        $     17.10   $     13.25   $    16.120   $    17.132
Number of accumulation units outstanding at end of period                       1,440,035     1,094,669       743,883       295,866
FIDELITY(R) VIP GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     11.83   $    17.099   $    20.974   $    23.797
Value at end of period                                                        $     15.56   $     11.83   $    17.099   $    20.974
Number of accumulation units outstanding at end of period                       2,905,115     2,375,321     1,960,651     1,259,926
FIDELITY(R)VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $      9.16   $    11.600   $    14.864   $    18.559
Value at end of period                                                        $     13.00   $      9.16   $    11.600   $    14.864
Number of accumulation units outstanding at end of period                         226,727        88,737        80,176        44,396
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2002)
Value at beginning of period                                                  $      9.26   $     11.53
Value at end of period                                                        $     12.11   $      9.26
Number of accumulation units outstanding at end of period                         325,065       221,101
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $      6.22   $      6.51
Value at end of period                                                        $      7.84   $      6.22
Number of accumulation units outstanding at end of period                          10,066           470
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      5.03   $      6.44
Value at end of period                                                        $      7.20   $      5.03
Number of accumulation units outstanding at end of period                         184,365         1,006
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $      6.51   $      6.42
Value at end of period                                                        $      8.66   $      6.51
Number of accumulation units outstanding at end of period                          45,766           628

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 1997)
Value at beginning of period                                                  $    15.160   $    13.718   $    13.438
Value at end of period                                                        $    15.960   $    15.160   $    13.718
Number of accumulation units outstanding at end of period                         363,066       409,327        29,808
FIDELITY(R) VIP GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    17.489   $    12.663   $    10.358   $    10.000
Value at end of period                                                        $    23.797   $    17.489   $    12.663   $    10.358
Number of accumulation units outstanding at end of period                       1,055,742       581,798        61,043            21
FIDELITY(R)VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $    13.143   $    11.774   $    11.818
Value at end of period                                                        $    18.559   $    13.143   $    11.774
Number of accumulation units outstanding at end of period                          53,000        44,183         1,294
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.10   $     10.12
Value at end of period                                                        $     10.86   $      8.10
Number of accumulation units outstanding at end of period                          69,708        16,450
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.70   $      9.98
Value at end of period                                                        $     11.49   $      8.70
Number of accumulation units outstanding at end of period                         142,764        24,110
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      8.28   $      9.66
Value at end of period                                                        $     10.14   $      8.28
Number of accumulation units outstanding at end of period                           7,583         4,044
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $      9.94   $    12.260   $    16.948   $    21.289
Value at end of period                                                        $     12.74   $      9.94   $    12.260   $    16.948
Number of accumulation units outstanding at end of period                       1,055,499       977,301       997,077       843,398
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      9.18   $      9.95
Value at end of period                                                        $     11.82   $      9.18
Number of accumulation units outstanding at end of period                          52,794        19,851
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     11.08   $    16.024   $    21.512   $    23.045
Value at end of period                                                        $     14.05   $     11.08   $    16.024   $    21.512
Number of accumulation units outstanding at end of period                       1,368,664     1,214,496     1,201,445       862,760
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      8.33   $      9.56
Value at end of period                                                        $     10.88   $      8.33
Number of accumulation units outstanding at end of period                          24,102         1,955
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period                                                  $     10.98
Value at end of period                                                        $     11.97
Number of accumulation units outstanding at end of period                         184,120

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    13.574   $    11.512   $    11.367
Value at end of period                                                        $    21.289   $    13.574   $    11.512
Number of accumulation units outstanding at end of period                         868,603       715,389        80,978
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    15.644   $    12.467   $    12.287
Value at end of period                                                        $    23.045   $    15.644   $    12.467
Number of accumulation units outstanding at end of period                         416,660       291,492        68,968
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      9.66   $     10.85
Value at end of period                                                        $     12.46   $      9.66
Number of accumulation units outstanding at end of period                         118,332         6,240
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     10.73   $     10.01
Value at end of period                                                        $     11.06   $     10.73
Number of accumulation units outstanding at end of period                         415,622       190,942
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $      6.37   $     9.943   $    13.429   $    19.045
Value at end of period                                                        $      8.71   $      6.37   $     9.943   $    13.429
Number of accumulation units outstanding at end of period                       3,231,773     2,780,749     2,960,170     2,470,780
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     11.93   $     14.25
Value at end of period                                                        $     16.62   $     11.93
Number of accumulation units outstanding at end of period                         104,198         2,734
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      9.84   $     12.64
Value at end of period                                                        $     12.80   $      9.84
Number of accumulation units outstanding at end of period                          60,811        21,863
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period                                                  $     10.91
Value at end of period                                                        $     12.95
Number of accumulation units outstanding at end of period                          15,411
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     13.62   $    17.930   $    20.172   $    20.381
Value at end of period                                                        $     17.65   $     13.62   $    17.930   $    20.172
Number of accumulation units outstanding at end of period                       1,232,989       976,385       853,648       537,292
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     23.65   $     29.61
Value at end of period                                                        $     29.75   $     23.65
Number of accumulation units outstanding at end of period                           1,985           106

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    12.750   $     9.932   $    10.054
Value at end of period                                                        $    19.045   $    12.750   $     9.932
Number of accumulation units outstanding at end of period                       2,526,497     2,223,125       180,890
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    16.829   $    13.321   $    13.052
Value at end of period                                                        $    20.381   $    16.829   $    13.321
Number of accumulation units outstanding at end of period                         666,142       767,053        65,906
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                               2003          2002           2001           2000
                                                                           ------------  ------------   ------------   ------------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                               $       7.18  $      9.659   $     12.332   $     13.040
Value at end of period                                                     $       8.89  $       7.18   $      9.659   $     12.332
Number of accumulation units outstanding at end of period                     1,074,705     1,046,671      1,231,653        886,127
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                               $       8.32  $      10.23
Value at end of period                                                     $      10.68  $       8.32
Number of accumulation units outstanding at end of period                       660,398       301,752
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during July 1997)
Value at beginning of period                                               $      14.27  $     16.067   $     16.942   $     17.208
Value at end of period                                                     $      16.79  $      14.27   $     16.067   $     16.942
Number of accumulation units outstanding at end of period                     3,294,262     3,100,422      3,179,029      2,074,748
ING VP BOND PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                               $      14.85  $     13.844   $     12.859   $     11.846
Value at end of period                                                     $      15.63  $      14.85   $     13.844   $     12.859
Number of accumulation units outstanding at end of period                     2,524,137     2,737,925      2,285,456      1,038,668
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period                                               $       2.59  $      4.453   $      5.838   $      9.995
Value at end of period                                                     $       3.73  $       2.59   $      4.453   $      5.838
Number of accumulation units outstanding at end of period                     1,703,628     1,313,922        881,480        490,482
ING VP GROWTH AND INCOME PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                               $      10.27  $     13.835   $     17.127   $     19.429
Value at end of period                                                     $      12.82  $      10.27   $     13.835   $     17.127
Number of accumulation units outstanding at end of period                    11,175,837    12,235,332     13,342,021     10,368,984
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                               $       6.04  $       6.37
Value at end of period                                                     $       7.96  $       6.04
Number of accumulation units outstanding at end of period                        22,491           930

                                                                               1999          1998           1997           1996
                                                                           ------------  ------------   ------------   ------------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                               $     10.619  $      8.720   $      8.890
Value at end of period                                                     $     13.040  $     10.619   $      8.720
Number of accumulation units outstanding at end of period                       854,700       741,693         55,616
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during July 1997)
Value at beginning of period                                               $     15.300  $     13.215   $     13.054
Value at end of period                                                     $     17.208  $     15.300   $     13.215
Number of accumulation units outstanding at end of period                     2,306,988     2,019,116         57,737
ING VP BOND PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                               $     12.054  $     11.258   $     10.500   $     10.000
Value at end of period                                                     $     11.846  $     12.054   $     11.258   $     10.500
Number of accumulation units outstanding at end of period                     1,191,777       802,876         64,958            679
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                               $     16.713  $    14.744   $    11.465   $    10.000
Value at end of period                                                     $     19.429  $    16.713   $    14.744   $    11.465
Number of accumulation units outstanding at end of period                    12,501,599    9,871,041       362,675        13,125
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     10.64   $    15.131   $    20.955   $    24.039
Value at end of period                                                        $     13.74   $     10.64   $    15.131   $    20.955
Number of accumulation units outstanding at end of period                         973,610       922,870       946,969       755,686
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     13.85   $    17.822   $    20.841   $    23.235
Value at end of period                                                        $     17.29   $     13.85   $    17.822   $    20.841
Number of accumulation units outstanding at end of period                       4,324,534     3,570,363     2,957,522     1,994,038
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                                  $     12.63   $    14.508   $    14.851   $    12.508
Value at end of period                                                        $     16.56   $     12.63   $    14.508   $    14.851
Number of accumulation units outstanding at end of period                       1,475,862     1,116,834       543,328       174,355
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $      9.17   $    10.677   $    10.531   $     9.686
Value at end of period                                                        $     12.37   $      9.17   $    10.677   $    10.531
Number of accumulation units outstanding at end of period                         729,175       541,390       180,346        70,028
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      6.32   $     8.712   $    11.561   $    14.656
Value at end of period                                                        $      8.27   $      6.32   $     8.712   $    11.561
Number of accumulation units outstanding at end of period                         136,592       123,068       104,110        49,309
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period                                                  $      8.00   $     9.553   $     8.701
Value at end of period                                                        $     10.30   $      8.00   $     9.553
Number of accumulation units outstanding at end of period                       1,757,394       951,177       131,898
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      6.84   $      7.78
Value at end of period                                                        $      8.87   $      6.84
Number of accumulation units outstanding at end of period                          24,590         3,071
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      6.94   $      8.96
Value at end of period                                                        $      9.39   $      6.94
Number of accumulation units outstanding at end of period                          61,161         3,829

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    17.989   $    12.674
Value at end of period                                                        $    24.039   $    17.989
Number of accumulation units outstanding at end of period                         550,970       194,081
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    18.880   $    14.491   $    14.289
Value at end of period                                                        $    23.235   $    18.880   $    14.491
Number of accumulation units outstanding at end of period                       1,544,113       648,540            29
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                                  $    10.909   $     7.996
Value at end of period                                                        $    12.508   $    10.909
Number of accumulation units outstanding at end of period                          62,742        24,016
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $     8.831   $     9.580
Value at end of period                                                        $     9.686   $     8.831
Number of accumulation units outstanding at end of period                          63,842        27,047
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     9.781   $    10.061
Value at end of period                                                        $    14.656   $     9.781
Number of accumulation units outstanding at end of period                          54,742        14,898
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP MONEY MARKET PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     12.71   $    12.630   $    12.274   $    11.654
Value at end of period                                                        $     12.69   $     12.71   $    12.630   $    12.274
Number of accumulation units outstanding at end of period                       2,350,678     2,493,907     2,364,040     1,864,850
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during October 1997)
Value at beginning of period                                                  $     10.26   $    10.584   $    12.717   $    10.851
Value at end of period                                                        $     13.26   $     10.26   $    10.584   $    12.717
Number of accumulation units outstanding at end of period                          70,280        82,891        87,225        79,617
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $     14.67   $    19.296   $    18.742   $    17.737
Value at end of period                                                        $     19.96   $     14.67   $    19.296   $    18.742
Number of accumulation units outstanding at end of period                       1,108,004       918,004       798,138       569,784
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2001)
Value at beginning of period                                                  $      5.00   $     8.956   $     8.622
Value at end of period                                                        $      6.86   $      5.00   $     8.956
Number of accumulation units outstanding at end of period                          93,414         7,498            51
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during September 1997)
Value at beginning of period                                                  $     12.17   $    13.585   $    14.754   $    14.840
Value at end of period                                                        $     14.39   $     12.17   $    13.585   $    14.754
Number of accumulation units outstanding at end of period                         256,283       213,471       195,525       135,911
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     11.70   $    13.707   $    15.652   $    15.915
Value at end of period                                                        $     14.41   $     11.70   $    13.707   $    15.652
Number of accumulation units outstanding at end of period                         514,284       476,634       489,144       409,441
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $     13.18   $    13.914   $    14.397   $    13.874
Value at end of period                                                        $     14.83   $     13.18   $    13.914   $    14.397
Number of accumulation units outstanding at end of period                         276,553       274,079       280,328       188,329

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
ING VP MONEY MARKET PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    11.202   $    10.729   $    10.274   $    10.000
Value at end of period                                                        $    11.654   $    11.202   $    10.729   $    10.274
Number of accumulation units outstanding at end of period                       2,142,834     1,039,909        65,496         1,551
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during October 1997)
Value at beginning of period                                                  $     9.606   $    12.072   $    13.838
Value at end of period                                                        $    10.851   $     9.606   $    12.072
Number of accumulation units outstanding at end of period                          87,038        75,695        12,963
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    13.692   $    14.234
Value at end of period                                                        $    17.737   $    13.692
Number of accumulation units outstanding at end of period                         405,202       404,068
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during September 1997)
Value at beginning of period                                                  $    13.600   $    12.970   $    12.945
Value at end of period                                                        $    14.840   $    13.600   $    12.970
Number of accumulation units outstanding at end of period                         122,393       168,964         2,786
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    14.057   $    13.613   $    11.468   $    10.000
Value at end of period                                                        $    15.915   $    14.057   $    13.613   $    11.468
Number of accumulation units outstanding at end of period                         412,579       520,438        14,463            13
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $    13.084   $    12.358   $    12.242
Value at end of period                                                        $    13.874   $    13.084   $    12.358
Number of accumulation units outstanding at end of period                         197,881       190,406            64

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     13.64   $    18.607   $    20.795   $    19.059
Value at end of period                                                        $     16.82   $     13.64   $    18.607   $    20.795
Number of accumulation units outstanding at end of period                       2,184,378     1,923,928       840,710       129,862
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during October 1997)
Value at beginning of period                                                  $     18.94   $    20.447   $    21.674   $    22.390
Value at end of period                                                        $     21.39   $     18.94   $    20.447   $    21.674
Number of accumulation units outstanding at end of period                       2,462,110     2,411,351     1,820,730     1,132,981
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $     16.08   $    14.703   $    13.785   $    13.104
Value at end of period                                                        $     16.94   $     16.08   $    14.703   $    13.785
Number of accumulation units outstanding at end of period                         835,934       801,606       622,609       435,195
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $     11.62   $    15.969   $    21.431   $    25.332
Value at end of period                                                        $     15.15   $     11.62   $    15.969   $    21.431
Number of accumulation units outstanding at end of period                       1,265,822     1,201,855     1,110,536       714,656
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $      9.08   $    12.729   $    21.235   $    31.457
Value at end of period                                                        $     12.15   $      9.08   $    12.729   $    21.235
Number of accumulation units outstanding at end of period                       3,676,655     3,607,318     3,633,557     2,444,196
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     13.51   $    18.315   $    23.852   $    28.567
Value at end of period                                                        $     16.58   $     13.51   $    18.315   $    23.852
Number of accumulation units outstanding at end of period                       3,013,889     3,404,028     3,691,115     3,118,616
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $      7.88   $      9.88
Value at end of period                                                        $     10.22   $      7.88
Number of accumulation units outstanding at end of period                         974,840       155,002

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    16.099   $    12.765
Value at end of period                                                        $    19.059   $    16.099
Number of accumulation units outstanding at end of period                          94,639        98,683
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during October 1997)
Value at beginning of period                                                  $    17.841   $    13.420   $    13.490
Value at end of period                                                        $    22.390   $    17.841   $    13.420
Number of accumulation units outstanding at end of period                         695,263       184,550         5,846
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $    13.026   $    12.059   $    10.857
Value at end of period                                                        $    13.104   $    13.026   $    12.059
Number of accumulation units outstanding at end of period                         460,612       414,151        12,527
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $    17.770   $    13.231   $    10.929
Value at end of period                                                        $    25.332   $    17.770   $    13.231
Number of accumulation units outstanding at end of period                         535,269       220,151        17,098
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    14.096   $    10.604   $     9.507   $    10.000
Value at end of period                                                        $    31.457   $    14.096   $    10.604   $     9.507
Number of accumulation units outstanding at end of period                       1,788,826       997,760       106,350        17,055
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $    17.545   $    13.746   $    11.366   $    10.000
Value at end of period                                                        $    28.567   $    17.545   $    13.746   $    11.366
Number of accumulation units outstanding at end of period                       2,675,141     2,151,202       207,630        36,305
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2001)
Value at beginning of period                                                  $      8.35   $     9.352   $     8.963
Value at end of period                                                        $     10.32   $      8.35   $     9.352
Number of accumulation units outstanding at end of period                         476,178       186,527            55
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $     11.00   $    14.268   $    16.385   $    15.747
Value at end of period                                                        $     15.57   $     11.00   $    14.268   $    16.385
Number of accumulation units outstanding at end of period                       2,194,786     1,484,486       784,685       125,077
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     11.32   $    10.643   $    10.254   $    10.091
Value at end of period                                                        $     13.23   $     11.32   $    10.643   $    10.254
Number of accumulation units outstanding at end of period                         254,653        94,058        40,852        18,473
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2003)
Value at beginning of period                                                  $      9.26
Value at end of period                                                        $      9.51
Number of accumulation units outstanding at end of period                           1,383
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during November 2001)
Value at beginning of period                                                  $      8.02   $     9.621   $     9.407
Value at end of period                                                        $      9.73   $      8.02   $     9.621
Number of accumulation units outstanding at end of period                          86,610        36,244            69
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      7.56   $      9.47
Value at end of period                                                        $      9.26   $      7.56
Number of accumulation units outstanding at end of period                          26,253         3,683
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $      8.77   $     10.29
Value at end of period                                                        $     11.93   $      8.77
Number of accumulation units outstanding at end of period                         152,654        19,361

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $    10.036   $     9.484
Value at end of period                                                        $    15.747   $    10.036
Number of accumulation units outstanding at end of period                          20,246         5,395
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     9.912   $     9.991
Value at end of period                                                        $    10.091   $     9.912
Number of accumulation units outstanding at end of period                          12,847         7,329
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during November 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                   TABLE XVII
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      6.90   $     9.217   $    12.142   $    13.772
Value at end of period                                                        $      8.84   $      6.90   $     9.217   $    12.142
Number of accumulation units outstanding at end of period                          17,248        13,023         9,774         4,566
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $      6.33   $     7.574   $     9.920   $    11.732
Value at end of period                                                        $      7.79   $      6.33   $     7.574   $     9.920
Number of accumulation units outstanding at end of period                          73,242        71,918        63,881        31,267
AIM V.I. GROWTH FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      4.25   $     6.221   $     9.509   $    12.085
Value at end of period                                                        $      5.52   $      4.25   $     6.221   $     9.509
Number of accumulation units outstanding at end of period                          32,898        26,228        18,978        15,027
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $      5.81   $     8.420   $     9.732   $    11.522
Value at end of period                                                        $      7.19   $      5.81   $     8.420   $     9.732
Number of accumulation units outstanding at end of period                          32,241        23,466        19,126         6,440
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $     12.72   $    14.632   $    15.890   $    16.576
Value at end of period                                                        $     15.02   $     12.72   $    14.632   $    15.890
Number of accumulation units outstanding at end of period                          31,600        27,892        25,366        36,607
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $     15.71   $    17.515   $    20.171   $    21.828
Value at end of period                                                        $     19.97   $     15.71   $    17.515   $    20.171
Number of accumulation units outstanding at end of period                         219,719       197,285       167,705       141,388
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $     13.21   $    16.075   $    17.092   $    15.931
Value at end of period                                                        $     17.04   $     13.21   $    16.075   $    17.092
Number of accumulation units outstanding at end of period                         156,688       129,243       109,946        60,783

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     9.877
Value at end of period                                                        $    13.772
Number of accumulation units outstanding at end of period                             611
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $     9.842
Value at end of period                                                        $    11.732
Number of accumulation units outstanding at end of period                          10,546
AIM V.I. GROWTH FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     9.632
Value at end of period                                                        $    12.085
Number of accumulation units outstanding at end of period                             957
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $    10.384
Value at end of period                                                        $    11.522
Number of accumulation units outstanding at end of period                           3,085
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $    14.926   $    12.972   $    12.278
Value at end of period                                                        $    16.576   $    14.926   $    12.972
Number of accumulation units outstanding at end of period                           8,581        25,822           766
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $    17.753   $    13.802   $    12.865
Value at end of period                                                        $    21.828   $    17.753   $    13.802
Number of accumulation units outstanding at end of period                          82,955        90,950         9,650
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $    15.140   $    13.706   $    11.435
Value at end of period                                                        $    15.931   $    15.140   $    13.706
Number of accumulation units outstanding at end of period                          62,832        81,062        34,010

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $     11.79   $    17.051   $    20.926   $    23.754
Value at end of period                                                        $     15.50   $     11.79   $    17.051   $    20.926
Number of accumulation units outstanding at end of period                         284,568       236,099       223,900       122,517
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $      9.13   $    11.568   $    14.830   $    18.525
Value at end of period                                                        $     12.95   $      9.13   $    11.568   $    14.830
Number of accumulation units outstanding at end of period                          23,146        11,310        10,958         7,533
FRANKLIN SMALL CAP VALUE SECURITIES
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      9.25   $     11.49
Value at end of period                                                        $     12.09   $      9.25
Number of accumulation units outstanding at end of period                           9,265         4,858
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $      6.56
Value at end of period                                                        $      7.84
Number of accumulation units outstanding at end of period                           3,678
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      5.03   $      5.29
Value at end of period                                                        $      7.20   $      5.03
Number of accumulation units outstanding at end of period                           4,262             3
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      6.51   $      8.85
Value at end of period                                                        $      8.65   $      6.51
Number of accumulation units outstanding at end of period                           3,155           401
ING AMERICAN CENTURY SMALL CAP VALUE
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      8.09   $      9.53
Value at end of period                                                        $     10.85   $      8.09
Number of accumulation units outstanding at end of period                           2,931           558
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      8.70   $      8.63
Value at end of period                                                        $     11.49   $      8.70
Number of accumulation units outstanding at end of period                           2,375           101

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $    17.466   $    12.653   $    10.988
Value at end of period                                                        $    23.754   $    17.466   $    12.653
Number of accumulation units outstanding at end of period                          96,712        65,095        22,425
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $    13.126   $    11.764   $    10.798
Value at end of period                                                        $    18.525   $    13.126   $    11.764
Number of accumulation units outstanding at end of period                           7,698         9,113         3,858
FRANKLIN SMALL CAP VALUE SECURITIES
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN CENTURY SMALL CAP VALUE
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $      9.37
Value at end of period                                                        $     10.13
Number of accumulation units outstanding at end of period                             442
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $      9.91   $    12.225   $    16.908   $    21.250
Value at end of period                                                        $     12.69   $      9.91   $    12.225   $    16.908
Number of accumulation units outstanding at end of period                          77,593        67,366        60,065        48,766
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      9.18   $      8.75
Value at end of period                                                        $     11.81   $      9.18
Number of accumulation units outstanding at end of period                           2,817           531
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     11.04   $    15.979   $    21.462   $    23.003
Value at end of period                                                        $     14.00   $     11.04   $    15.979   $    21.462
Number of accumulation units outstanding at end of period                          60,766        60,378        55,243        39,672
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      8.33   $      8.43
Value at end of period                                                        $     10.87   $      8.33
Number of accumulation units outstanding at end of period                           1,364             5
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     11.07
Value at end of period                                                        $     11.97
Number of accumulation units outstanding at end of period                           5,448
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period                                                  $     10.34
Value at end of period                                                        $     12.44
Number of accumulation units outstanding at end of period                           3,091
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     10.73   $     10.00
Value at end of period                                                        $     11.05   $     10.73
Number of accumulation units outstanding at end of period                          25,166        10,892

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    13.556   $    11.503   $    11.358
Value at end of period                                                        $    21.250   $    13.556   $    11.503
Number of accumulation units outstanding at end of period                          21,942        29,581         8,780
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    15.623   $    12.457   $    12.277
Value at end of period                                                        $    23.003   $    15.623   $    12.457
Number of accumulation units outstanding at end of period                          10,435        25,784         1,514
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $      6.35   $     9.915   $    13.398   $    19.011
Value at end of period                                                        $      8.68   $      6.35   $     9.915   $    13.398
Number of accumulation units outstanding at end of period                         249,182       219,161       204,337       208,959
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)                    $     11.92   $     15.44
Value at beginning of period                                                  $     16.60   $     11.92
Value at end of period                                                              3,118            58
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      9.83   $     10.94
Value at end of period                                                        $     12.78   $      9.83
Number of accumulation units outstanding at end of period                             626           143
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $     12.23
Value at end of period                                                        $     12.94
Number of accumulation units outstanding at end of period                             434
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     13.57   $    17.879   $    20.125   $    20.344
Value at end of period                                                        $     17.58   $     13.57   $    17.879   $    20.125
Number of accumulation units outstanding at end of period                         121,622       108,908       103,379        84,136
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     23.64   $     29.15
Value at end of period                                                        $     29.72   $     23.64
Number of accumulation units outstanding at end of period                             206            83
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $      7.16   $     9.632   $    12.304   $    13.016
Value at end of period                                                        $      8.85   $      7.16   $     9.632   $    12.304
Number of accumulation units outstanding at end of period                          56,376        52,565        53,074        70,123
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      8.32   $      8.10
Value at end of period                                                        $     10.67   $      8.32
Number of accumulation units outstanding at end of period                           9,136            29

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    12.733   $     9.923   $    10.046
Value at end of period                                                        $    19.011   $    12.733   $     9.923
Number of accumulation units outstanding at end of period                         110,360       102,952        26,577
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    16.806   $    13.310   $    13.042
Value at end of period                                                        $    20.344   $    16.806   $    13.310
Number of accumulation units outstanding at end of period                          61,161        51,412        18,429
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    10.605   $     8.713   $     8.883
Value at end of period                                                        $    13.016   $    10.605   $     8.713
Number of accumulation units outstanding at end of period                          22,552        40,974         1,465
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $     14.22   $    16.021   $    16.903   $    17.177
Value at end of period                                                        $     16.73   $     14.22   $    16.021   $    16.903
Number of accumulation units outstanding at end of period                         167,845       160,254       165,848       143,923
ING VP BOND PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $     14.80   $    13.805   $    12.829   $    11.824
Value at end of period                                                        $     15.57   $     14.80   $    13.805   $    12.829
Number of accumulation units outstanding at end of period                         191,372       174,257       129,865        59,398
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      2.58   $     4.449   $     5.836   $     9.202
Value at end of period                                                        $      3.72   $      2.58   $     4.449   $     5.836
Number of accumulation units outstanding at end of period                          52,893        28,069        17,209        12,023
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $     10.24   $    13.796   $    17.087   $    19.393
Value at end of period                                                        $     12.77   $     10.24   $    13.796   $    17.087
Number of accumulation units outstanding at end of period                         440,193       481,869       525,252       499,790
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $      7.60
Value at end of period                                                        $      7.95
Number of accumulation units outstanding at end of period                           1,655
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during August 1997)
Value at beginning of period                                                  $     10.61   $    15.095   $    20.916   $    24.006
Value at end of period                                                        $     13.69   $     10.61   $    15.095   $    20.916
Number of accumulation units outstanding at end of period                          88,043        83,021        77,947        64,832
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $     13.80   $    17.775   $    20.796   $    23.196
Value at end of period                                                        $     17.23   $     13.80   $    17.775   $    20.796
Number of accumulation units outstanding at end of period                         239,183       204,821       177,687       104,346
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $     12.60   $    14.481   $    14.831   $    12.498
Value at end of period                                                        $     16.51   $     12.60   $    14.481   $    14.831
Number of accumulation units outstanding at end of period                         131,116       111,150        69,171         9,532

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $    15.279   $    13.204   $    12.677
Value at end of period                                                        $    17.177   $    15.279   $    13.204
Number of accumulation units outstanding at end of period                         103,305        61,615         4,205
ING VP BOND PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $    12.038   $    11.249   $    10.587
Value at end of period                                                        $    11.824   $    12.038   $    11.249
Number of accumulation units outstanding at end of period                          54,350        50,220        11,619
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $    16.691   $    14.732   $    12.312
Value at end of period                                                        $    19.393   $    16.691   $    14.732
Number of accumulation units outstanding at end of period                         341,405       326,490        44,425
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during August 1997)
Value at beginning of period                                                  $    17.974   $    13.192   $    13.184
Value at end of period                                                        $    24.006   $    17.974   $    13.192
Number of accumulation units outstanding at end of period                          44,979        23,219            31
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $    18.859   $    14.481   $    14.043
Value at end of period                                                        $    23.196   $    18.859   $    14.481
Number of accumulation units outstanding at end of period                          61,200        51,170         1,083
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $    10.906   $     9.624
Value at end of period                                                        $    12.498   $    10.906
Number of accumulation units outstanding at end of period                             460           168

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $      9.15   $    10.657   $    10.517   $     9.677
Value at end of period                                                        $     12.33   $      9.15   $    10.657   $    10.517
Number of accumulation units outstanding at end of period                          36,243        25,189         7,455         3,796
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $      6.31   $     8.696   $    11.545   $    14.643
Value at end of period                                                        $      8.24   $      6.31   $     8.696   $    11.545
Number of accumulation units outstanding at end of period                           5,882         4,455         3,614         4,130
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.00   $      9.92
Value at end of period                                                        $     10.28   $      8.00
Number of accumulation units outstanding at end of period                           3,821           176
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $      7.27
Value at end of period                                                        $      8.86
Number of accumulation units outstanding at end of period                              43
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      6.94   $      8.83
Value at end of period                                                        $      9.38   $      6.94
Number of accumulation units outstanding at end of period                           2,910           222
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $     12.67   $    12.594   $    12.246   $    11.632
Value at end of period                                                        $     12.65   $     12.67   $    12.594   $    12.246
Number of accumulation units outstanding at end of period                         217,302       184,653       134,427        57,153
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $     10.22   $    10.554   $    12.688   $    10.831
Value at end of period                                                        $     13.21   $     10.22   $    10.554   $    12.688
Number of accumulation units outstanding at end of period                           4,884         4,527         4,113         3,763
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $     14.62   $    19.251   $    18.707   $    17.713
Value at end of period                                                        $     19.89   $     14.62   $    19.251   $    18.707
Number of accumulation units outstanding at end of period                          56,457        42,680        28,140        10,887

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $     8.827   $     9.530
Value at end of period                                                        $     9.677   $     8.827
Number of accumulation units outstanding at end of period                           1,538           330
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $     9.778   $     8.935
Value at end of period                                                        $    14.643   $     9.778
Number of accumulation units outstanding at end of period                             417           182
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $    11.187   $    10.720   $    10.322
Value at end of period                                                        $    11.632   $    11.187   $    10.720
Number of accumulation units outstanding at end of period                          47,453        43,461         1,863
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $     9.594   $    12.062   $    12.407
Value at end of period                                                        $    10.831   $     9.594   $    12.062
Number of accumulation units outstanding at end of period                           3,378         2,961           791
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $    13.680   $    13.674   $    12.485
Value at end of period                                                        $    17.713   $    13.680   $    13.674
Number of accumulation units outstanding at end of period                           6,350         5,235           125

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      5.00   $      7.19
Value at end of period                                                        $      6.85   $      5.00
Number of accumulation units outstanding at end of period                           6,115         2,545
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $     12.13   $    13.547   $    14.719   $    14.813
Value at end of period                                                        $     14.34   $     12.13   $    13.547   $    14.719
Number of accumulation units outstanding at end of period                          78,984        79,096        75,355        51,578
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $     11.66   $    13.668   $    15.616   $    15.886
Value at end of period                                                        $     14.35   $     11.66   $    13.668   $    15.616
Number of accumulation units outstanding at end of period                          92,838        91,473        76,586        52,034
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $     13.13   $    13.875   $    14.363   $    13.848
Value at end of period                                                        $     14.77   $     13.13   $    13.875   $    14.363
Number of accumulation units outstanding at end of period                          38,277        42,975        42,207        33,688
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during August 1997)
Value at beginning of period                                                  $     13.60   $    18.563   $    20.756   $    19.033
Value at end of period                                                        $     16.77   $     13.60   $    18.563   $    20.756
Number of accumulation units outstanding at end of period                          44,765        40,581        31,765        10,459
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $     18.88   $    20.390   $    21.623   $    22.350
Value at end of period                                                        $     21.30   $     18.88   $    20.390   $    21.623
Number of accumulation units outstanding at end of period                         215,752       191,001       160,979       105,285
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $     16.03   $    14.662   $    13.753   $    13.080
Value at end of period                                                        $     16.88   $     16.03   $    14.662   $    13.753
Number of accumulation units outstanding at end of period                          55,454        54,354        30,937        31,503
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $     11.58   $    15.924   $    21.382   $    25.286
Value at end of period                                                        $     15.10   $     11.58   $    15.924   $    21.382
Number of accumulation units outstanding at end of period                         133,310       131,642       116,083        85,882

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $    13.582   $    12.959   $    11.292
Value at end of period                                                        $    14.813   $    13.582   $    12.959
Number of accumulation units outstanding at end of period                          40,690        38,257        12,847
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $    14.039   $    13.602   $    11.629
Value at end of period                                                        $    15.886   $    14.039   $    13.602
Number of accumulation units outstanding at end of period                          33,325        55,886        24,508
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $    13.067   $    12.348   $    11.009
Value at end of period                                                        $    13.848   $    13.067   $    12.348
Number of accumulation units outstanding at end of period                          38,755        62,453         6,221
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during August 1997)
Value at beginning of period                                                  $    16.085   $    13.281   $    12.796
Value at end of period                                                        $    19.033   $    16.085   $    13.281
Number of accumulation units outstanding at end of period                           4,556         3,648            17
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $    17.818   $    13.409   $    11.587
Value at end of period                                                        $    22.350   $    17.818   $    13.409
Number of accumulation units outstanding at end of period                          78,372        37,434        14,527
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $    13.009   $    12.049   $    11.571
Value at end of period                                                        $    13.080   $    13.009   $    12.049
Number of accumulation units outstanding at end of period                          25,083        13,507           700
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $    17.747   $    13.220   $    13.078
Value at end of period                                                        $    25.286   $    17.747   $    13.220
Number of accumulation units outstanding at end of period                          49,883        45,804         7,726

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $      9.05   $    12.693   $    21.186   $    31.400
Value at end of period                                                        $     12.10   $      9.05   $    12.693   $    21.186
Number of accumulation units outstanding at end of period                         283,726       284,062       252,869       210,616
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $     13.46   $    18.263   $    23.796   $    28.515
Value at end of period                                                        $     16.52   $     13.46   $    18.263   $    23.796
Number of accumulation units outstanding at end of period                         322,654       357,052       331,090       256,821
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      7.88   $      8.94
Value at end of period                                                        $     10.21   $      7.88
Number of accumulation units outstanding at end of period                          44,247         4,841
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.35   $      9.73
Value at end of period                                                        $     10.30   $      8.35
Number of accumulation units outstanding at end of period                          20,087           821
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     10.97   $    14.242   $    16.363   $    15.734
Value at end of period                                                        $     15.53   $     10.97   $    14.242   $    16.363
Number of accumulation units outstanding at end of period                         131,309        38,962        28,237         8,495
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $     11.30   $    10.624   $    10.240   $    10.082
Value at end of period                                                        $     13.20   $     11.30   $    10.624   $    10.240
Number of accumulation units outstanding at end of period                          29,491         9,372         5,843         1,936
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.01   $      9.68
Value at end of period                                                        $      9.72   $      8.01
Number of accumulation units outstanding at end of period                          11,191         3,830
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $      8.21
Value at end of period                                                        $      9.25
Number of accumulation units outstanding at end of period                           1,408

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $    14.077   $    10.596   $     8.894
Value at end of period                                                        $    31.400   $    14.077   $    10.596
Number of accumulation units outstanding at end of period                         157,088       114,249        38,785
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $    17.522   $    13.735   $    12.089
Value at end of period                                                        $    28.515   $    17.522   $    13.735
Number of accumulation units outstanding at end of period                         199,510       202,768        59,673
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    10.032   $     9.801
Value at end of period                                                        $    15.734   $    10.032
Number of accumulation units outstanding at end of period                             494           180
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $     9.908   $     9.582
Value at end of period                                                        $    10.082   $     9.908
Number of accumulation units outstanding at end of period                             243             5
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.76   $     10.44
Value at end of period                                                        $     11.92   $      8.76
Number of accumulation units outstanding at end of period                           6,469           290

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                   TABLE XVIII
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $      6.89   $     9.205   $    12.132   $    13.767
Value at end of period                                                        $      8.82   $      6.89   $     9.205   $    12.132
Number of accumulation units outstanding at end of period                          19,874        17,764         9,957         1,965
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $      6.32   $     7.564   $     9.912   $    11.728
Value at end of period                                                        $      7.77   $      6.32   $     7.564   $     9.912
Number of accumulation units outstanding at end of period                          35,062        41,825        30,661        24,518
AIM V.I. GROWTH FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $      4.24   $     6.213   $     9.501   $    12.081
Value at end of period                                                        $      5.51   $      4.24   $     6.213   $     9.501
Number of accumulation units outstanding at end of period                          24,025        18,426        10,507         2,851
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $      5.80   $     8.408   $     9.724   $    11.518
Value at end of period                                                        $      7.18   $      5.80   $     8.408   $     9.724
Number of accumulation units outstanding at end of period                          21,957        23,334        25,349        14,060
AMERICAN CENTURY(R) INCOME & GROWTH FUND
(Funds were first received in this option during January 2001)
Value at beginning of period                                                  $     21.67   $    27.255   $    31.141
Value at end of period                                                        $     27.72   $     21.67   $    27.255
Number of accumulation units outstanding at end of period                           2,251         2,226         4,491
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     12.68   $    14.591   $    15.853   $    16.546
Value at end of period                                                        $     14.96   $     12.68   $    14.591   $    15.853
Number of accumulation units outstanding at end of period                          40,704        46,212        37,568        15,619

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $    10,778
Value at end of period                                                        $    13.767
Number of accumulation units outstanding at end of period                             251
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $    10.373
Value at end of period                                                        $    11.728
Number of accumulation units outstanding at end of period                             281
AIM V.I. GROWTH FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $    10.484
Value at end of period                                                        $    12.081
Number of accumulation units outstanding at end of period                              34
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $    10.159
Value at end of period                                                        $    11.518
Number of accumulation units outstanding at end of period                             500
AMERICAN CENTURY(R) INCOME & GROWTH FUND
(Funds were first received in this option during January 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    14.906   $    13.068
Value at end of period                                                        $    16.546   $    14.906
Number of accumulation units outstanding at end of period                          10,085         1,048

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     15.66   $    17.466   $    20.124   $    21.789
Value at end of period                                                        $     19.90   $     15.66   $    17.466   $    20.124
Number of accumulation units outstanding at end of period                         110,439       100,695        87,802        56,051
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     13.17   $    16.029   $    17.053   $    15.902
Value at end of period                                                        $     16.97   $     13.17   $    16.029   $    17.053
Number of accumulation units outstanding at end of period                         132,197       114,751        91,020        31,932
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     11.75   $    17.003   $    20.877   $    23.710
Value at end of period                                                        $     15.44   $     11.75   $    17.003   $    20.877
Number of accumulation units outstanding at end of period                         154,335       125,205       105,975        67,647
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $      9.10   $    11.535   $    14.795   $    18,492
Value at end of period                                                        $     12.90   $      9.10   $    11.535   $    14.795
Number of accumulation units outstanding at end of period                          11,515        14,368        11,538         8,320
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      9.24   $     11.74
Value at end of period                                                        $     12.08   $      9.24
Number of accumulation units outstanding at end of period                          10,330         7,939
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $      6.21   $      6.51
Value at end of period                                                        $      7.83   $      6.21
Number of accumulation units outstanding at end of period                           2,210           100
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      5.03   $      5.24
Value at end of period                                                        $      7.19   $      5.03
Number of accumulation units outstanding at end of period                           4,522             1
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      6.51   $      6.37
Value at end of period                                                        $      8.64   $      6.51
Number of accumulation units outstanding at end of period                           1,038            23

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    17.729   $    13.791   $    13.502
Value at end of period                                                        $    21.789   $    17.729   $    13.791
Number of accumulation units outstanding at end of period                          45,203         5,768           110
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    15.120   $    13.695   $    13.343
Value at end of period                                                        $    15.902   $    15.120   $    13.695
Number of accumulation units outstanding at end of period                          39,294         4,490           589
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    17.443   $    12.643   $    12.740
Value at end of period                                                        $    23.710   $    17.443   $    12.643
Number of accumulation units outstanding at end of period                          59,684        13,478           416
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    13.108   $    11.754   $    11.651
Value at end of period                                                        $    18.492   $    13.108   $    11.754
Number of accumulation units outstanding at end of period                           9,933         1,860             5
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.09   $     10.20
Value at end of period                                                        $     10.84   $      8.09
Number of accumulation units outstanding at end of period                           1,689           663
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $      8.69   $      8.85
Value at end of period                                                        $     11.48   $      8.69
Number of accumulation units outstanding at end of period                           3,277           122
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $      8.28   $      8.63
Value at end of period                                                        $     10.12   $      8.28
Number of accumulation units outstanding at end of period                           2,042            16
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $      9.88   $    12.191   $    16.869   $    21.211
Value at end of period                                                        $     12.65   $      9.88   $    12.191   $    16.869
Number of accumulation units outstanding at end of period                          32,187        29,311        25,607        14,556
ING JP MORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      9.18   $      9.50
Value at end of period                                                        $     11.80   $      9.18
Number of accumulation units outstanding at end of period                           2,300           220
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $     11.01   $    15.934   $    21.412   $    22.961
Value at end of period                                                        $     13.94   $     11.01   $    15.934   $    21.412
Number of accumulation units outstanding at end of period                          44,713        38,125        32,216        12,813
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                                  $      7.77
Value at end of period                                                        $     10.86
Number of accumulation units outstanding at end of period                             725
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                                  $     11.20
Value at end of period                                                        $     11.96
Number of accumulation units outstanding at end of period                              82

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    13.538   $    11.633
Value at end of period                                                        $    21.211   $    13.538
Number of accumulation units outstanding at end of period                           7,463         3,300
ING JP MORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $    15.602   $    14.846
Value at end of period                                                        $    22.961   $    15.602
Number of accumulation units outstanding at end of period                           3,853         1,488
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $      9.64   $      9.07
Value at end of period                                                        $     12.43   $      9.64
Number of accumulation units outstanding at end of period                           5,105             3
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     10.73   $     10.15
Value at end of period                                                        $     11.04   $     10.73
Number of accumulation units outstanding at end of period                          16,759         4,887
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $      6.33   $     9.887   $    13.367   $    18.976
Value at end of period                                                        $      8.65   $      6.33   $     9.887   $    13.367
Number of accumulation units outstanding at end of period                          94,672        72,342        68,031        44,716
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $     11.92   $     11.21
Value at end of period                                                        $     16.58   $     11.92
Number of accumulation units outstanding at end of period                           1,487            46
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      9.83   $      9.92
Value at end of period                                                        $     12.77   $      9.83
Number of accumulation units outstanding at end of period                             621             1
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $     11.44
Value at end of period                                                        $     12.94
Number of accumulation units outstanding at end of period                             526
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $     13.53   $    17.829   $    20.079   $    20.307
Value at end of period                                                        $     17.52   $     13.53   $    17.829   $    20.079
Number of accumulation units outstanding at end of period                          63,306        48,566        44,138        25,973
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $     23.62   $     24.31
Value at end of period                                                        $     29.68   $     23.62
Number of accumulation units outstanding at end of period                              18           237

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    12.716   $     9.915   $    10.039
Value at end of period                                                        $    18.976   $    12.716   $     9.915
Number of accumulation units outstanding at end of period                          34,563         6,017            16
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    16.784   $    14.258
Value at end of period                                                        $    20.307   $    16.784
Number of accumulation units outstanding at end of period                          23,320         2,769
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $      7.13   $     9.605   $    12.275   $    12.993
Value at end of period                                                        $      8.82   $      7.13   $     9.605   $    12.275
Number of accumulation units outstanding at end of period                          45,679        44,242        42,534        27,356
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      8.32   $      8.80
Value at end of period                                                        $     10.66   $      8.32
Number of accumulation units outstanding at end of period                           3,060           132
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     14.17   $    15.976   $    16.864   $    17.146
Value at end of period                                                        $     16.66   $     14.17   $    15.976   $    16.864
Number of accumulation units outstanding at end of period                          99,803        60,447        60,130        45,823
ING VP BOND PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period                                                  $     14.75   $    13,766   $    12.800   $    11.803
Value at end of period                                                        $     15.51   $     14.75   $    13.766   $    12.800
Number of accumulation units outstanding at end of period                          85,778        85,507        68,466        17,651
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $      2.58   $     4.445   $     5.834   $     9.939
Value at end of period                                                        $      3.71   $      2.58   $     4.445   $     5.834
Number of accumulation units outstanding at end of period                          47,125        20,196        19,650   $    20,197
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     10.21   $    13,757   $    17.047   $    19.358
Value at end of period                                                        $     12.73   $     10.21   $    13.757   $    17.047
Number of accumulation units outstanding at end of period                         290,139       283,693       294,162       221,198
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $      6.03   $      6.30
Value at end of period                                                        $      7.94   $      6.03
Number of accumulation units outstanding at end of period                           3,816           169
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     10.58   $    15.059   $    20.878   $    23.973
Value at end of period                                                        $     13.65   $     10.58   $    15.059   $    20.878
Number of accumulation units outstanding at end of period                          27,283        24,310        18,105         9,211

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    10.591   $    10.008
Value at end of period                                                        $    12.993   $    10.591
Number of accumulation units outstanding at end of period                          20,445           121
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    15.259   $    13.194   $    12.915
Value at end of period                                                        $    17.146   $    15.259   $    13.194
Number of accumulation units outstanding at end of period                          79,953        10,484           294
ING VP BOND PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period                                                  $    12.022   $    11.240   $    11.219
Value at end of period                                                        $    11.803   $    12.022   $    11.240
Number of accumulation units outstanding at end of period                          24,571         2,532             6
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    16.669   $    14.720   $    14.520
Value at end of period                                                        $    19.358   $    16.669   $    14.720
Number of accumulation units outstanding at end of period                         143,472        33,836           570
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    17.958   $    13.188   $    13.325
Value at end of period                                                        $    23.973   $    17.958   $    13.188
Number of accumulation units outstanding at end of period                          14,643         1,761            37

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     13.76   $    17.728   $    20.751   $    23.158
Value at end of period                                                        $     17.17   $     13.76   $    17.728   $    20.751
Number of accumulation units outstanding at end of period                         160,364       135,043       112,980        76,997
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $     12.57   $    14.454   $    14.811   $    12.487
Value at end of period                                                        $     16.46   $     12.57   $    14.454   $    14.811
Number of accumulation units outstanding at end of period                          91,228        69,607        37,048         5,612
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 1999)
Value at beginning of period                                                  $      9.13   $    10.637   $    10.503   $     9.669
Value at end of period                                                        $     12.30   $      9.13   $    10.637   $    10.503
Number of accumulation units outstanding at end of period                          24,475        24,800         8,426         1,063
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during February 1999)
Value at beginning of period                                                  $      6.29   $     8.680   $    11.530   $    14.631
Value at end of period                                                        $      8.22   $      6.29   $     8.680   $    11.530
Number of accumulation units outstanding at end of period                           9,763         7,563         5,098         1,911
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      7.99   $     10.20
Value at end of period                                                        $     10.27   $      7.99
Number of accumulation units outstanding at end of period                           4,740         2,454
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      6.84   $      6.42
Value at end of period                                                        $      8.86   $      6.84
Number of accumulation units outstanding at end of period                             266            72
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      6.93   $      7.94
Value at end of period                                                        $      9.37   $      6.93
Number of accumulation units outstanding at end of period                           1,308            40
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     12.62   $    12.559   $    12.218   $    11.611
Value at end of period                                                        $     12.60   $     12.62   $    12.559   $    12.218
Number of accumulation units outstanding at end of period                         192,899       162,881       121,077        39,771

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    18.837   $    14.472   $    14.078
Value at end of period                                                        $    23.158   $    18.837   $    14.472
Number of accumulation units outstanding at end of period                          65,999        10,488           215
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    10.902   $     9,772
Value at end of period                                                        $    12.487   $    10.902
Number of accumulation units outstanding at end of period                           1,327             3
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 1999)
Value at beginning of period                                                  $     8.476
Value at end of period                                                        $     9.669
Number of accumulation units outstanding at end of period                           1,596
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during February 1999)
Value at beginning of period                                                  $     9.800
Value at end of period                                                        $    14.631
Number of accumulation units outstanding at end of period                             767
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    11.172   $    10.711   $    10.663
Value at end of period                                                        $    11.611   $    11.172   $    10.711
Number of accumulation units outstanding at end of period                          25,798         6,784           145

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $     10.19   $    10.525   $    12.659   $    10.812
Value at end of period                                                        $     13.16   $     10.19   $    10.525   $    12.659
Number of accumulation units outstanding at end of period                           3,148         2,324         2,203         1,087
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     14.58   $    19.205   $    18.673   $    17.689
Value at end of period                                                        $     19.83   $     14.58   $    19.205   $    18.673
Number of accumulation units outstanding at end of period                          46,693        33,179        22,421         7,637
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $      4.99   $      5.22
Value at end of period                                                        $      6.85   $      4.99
Number of accumulation units outstanding at end of period                           1,863             9
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     12.09   $    13.508   $    14.685   $    14.786
Value at end of period                                                        $     14.28   $     12.09   $    13.508   $    14.685
Number of accumulation units outstanding at end of period                          75,675        58,967        57,924        47,415
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     11.63   $    13,630   $    15.580   $    15.857
Value at end of period                                                        $     14.30   $     11.63   $    13.630   $    15.580
Number of accumulation units outstanding at end of period                          51,467        46,766        44,706        28,871
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $     13.09   $    13.836   $    14.330   $    13.823
Value at end of period                                                        $     14.71   $     13.09   $    13.836   $    14.330
Number of accumulation units outstanding at end of period                          28,751        28,653        30,464        23,916
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     13.56   $    18.519   $    20.718   $    19.007
Value at end of period                                                        $     16.71   $     13.56   $    18.519   $    20.718
Number of accumulation units outstanding at end of period                          29,575        20,408        12,380         1,299
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     18.81   $    20.332   $    21.573   $    22.309
Value at end of period                                                        $     21.22   $     18.81   $    20.332   $    21.573
Number of accumulation units outstanding at end of period                         105,092        90,427        73,039        43,941

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $     9.581   $     8.980
Value at end of period                                                        $    10.812   $     9.581
Number of accumulation units outstanding at end of period                           1,354            31
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    13.668   $    13.669   $    13.331
Value at end of period                                                        $    17.689   $    13.668   $    13.669
Number of accumulation units outstanding at end of period                           7,548         6,323           650
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    13.564   $    12.949   $    12.904
Value at end of period                                                        $    14.786   $    13.564   $    12.949
Number of accumulation units outstanding at end of period                          51,462        14,611            14
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    14.020   $    13,590   $    13.275
Value at end of period                                                        $    15.857   $    14.020   $    13.590
Number of accumulation units outstanding at end of period                          29,411         9,573            42
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $    13.050   $    12.338   $    12.223
Value at end of period                                                        $    13.823   $    13.050   $    12.338
Number of accumulation units outstanding at end of period                          23,031         3,369           851
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    16.071   $    13.276   $    12.952
Value at end of period                                                        $    19.007   $    16.071   $    13.276
Number of accumulation units outstanding at end of period                           1,480         1,219            46
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    17.794   $    13.398   $    13.138
Value at end of period                                                        $    22.309   $    17.794   $    13.398
Number of accumulation units outstanding at end of period                          28,646         4,709           256

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     15.98   $    14.621   $    13.722   $    13.056
Value at end of period                                                        $     16.81   $     15.98   $    14.621   $    13.722
Number of accumulation units outstanding at end of period                          64,425        57,349        39,215         5,815
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     11.54   $    15.879   $    21.332   $    25.240
Value at end of period                                                        $     15.04   $     11.54   $    15.879   $    21.332
Number of accumulation units outstanding at end of period                          84,700        85,734        72,514        37,392
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $      9.02   $    12.657   $    21.137   $    31.343
Value at end of period                                                        $     12.05   $      9.02   $    12.657   $    21.137
Number of accumulation units outstanding at end of period                         215,734       202,410       170,759        93,122
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     13.42   $    18,212   $    23.741   $    28.463
Value at end of period                                                        $     16.46   $     13.42   $    18.212   $    23.741
Number of accumulation units outstanding at end of period                         169,055       164,665       151,241        90,052
JANUS TWENTY FUND
(Funds were first received in this option during January 2001)
Value at beginning of period                                                  $      3.86   $     5.140   $     7.820
Value at end of period                                                        $      4.79   $      3.86   $     5.140
Number of accumulation units outstanding at end of period                          41,603        36,548        33,332
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      7.87   $      9.56
Value at end of period                                                        $     10.20   $      7.87
Number of accumulation units outstanding at end of period                          20,909         2,669
LORD ABBET SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.34   $      9.81
Value at end of period                                                        $     10.29   $      8.34
Number of accumulation units outstanding at end of period                          14,828         4,007
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $     10.95   $    14.215   $    16.341   $    15.721
Value at end of period                                                        $     15.49   $     10.95   $    14.215   $    16.341
Number of accumulation units outstanding at end of period                          80,145        42,009        19,088         2,579

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    12.992   $    12.039   $    11.872
Value at end of period                                                        $    13.056   $    12.992   $    12.039
Number of accumulation units outstanding at end of period                           7,040         2,780            12
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    17.723   $    13.209   $    12.995
Value at end of period                                                        $    25.240   $    17.723   $    13.209
Number of accumulation units outstanding at end of period                          25,768         2,555           498
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    14.059   $    10.587   $    10.337
Value at end of period                                                        $    31.343   $    14.059   $    10.587
Number of accumulation units outstanding at end of period                          64,071         3,032           269
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    17.499   $    13.724   $    14.565
Value at end of period                                                        $    28.463   $    17.499   $    13.724
Number of accumulation units outstanding at end of period                          65,151        14,918           971
JANUS TWENTY FUND
(Funds were first received in this option during January 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBET SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $    10.029   $    10.160
Value at end of period                                                        $    15.721   $    10.029
Number of accumulation units outstanding at end of period                             966            27

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during September 1998)
Value at beginning of period                                                  $     11.27   $    10.604   $    10.226   $    10.074
Value at end of period                                                        $     13.16   $     11.27   $    10.604   $    10.226
Number of accumulation units outstanding at end of period                           9,074         7,504         4,183           767
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      8.01   $      9.24
Value at end of period                                                        $      9.71   $      8.01
Number of accumulation units outstanding at end of period                          15,160         6,329
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      7.55   $      8.24
Value at end of period                                                        $      9.24   $      7.55
Number of accumulation units outstanding at end of period                             689           344
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.75   $     10.63
Value at end of period                                                        $     11.90   $      8.75
Number of accumulation units outstanding at end of period                           4,584           655

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during September 1998)
Value at beginning of period                                                  $     9.905   $     9.720
Value at end of period                                                        $    10.074   $     9.905
Number of accumulation units outstanding at end of period                             783            22
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE XIX
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
 (Funds were first received in this option during May 1999)
 Value at beginning of period                                                 $      6.87   $     9.192   $    12.121   $    13.762
 Value at end of period                                                       $      8.80   $      6.87   $     9.192   $    12.121
 Number of accumulation units outstanding at end of period                          6,641         3,373         2,162         1,957
AIM V.I. CORE EQUITY FUND
 (Funds were first received in this option during August 1999)
 Value at beginning of period                                                 $      6.30   $     7.554   $     9.903   $    11.724
 Value at end of period                                                       $      7.75   $      6.30   $     7.554   $     9.903
 Number of accumulation units outstanding at end of period                         35,070        13,776        10,181         7,464
AIM V.I. GROWTH FUND
 (Funds were first received in this option during May 1999)
 Value at beginning of period                                                 $      4.23   $     6.204   $     9.493   $    12.077
 Value at end of period                                                       $      5.49   $      4.23   $     6.204   $     9.493
 Number of accumulation units outstanding at end of period                          8,684         5,582         4,996         4,197
AIM V.I. PREMIER EQUITY FUND
 (Funds were first received in this option during May 1999)
 Value at beginning of period                                                 $      5.79   $     8.397   $     9.715   $    11.514
 Value at end of period                                                       $      7.16   $      5.79   $     8.397   $     9.715
 Number of accumulation units outstanding at end of period                         11,993         9,443         7,328         3,149
CALVERT SOCIAL BALANCED PORTFOLIO
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $     12.64   $    14.550   $    15.816   $    16.515
 Value at end of period                                                       $     14.90   $     12.64   $    14.550   $    15.816
 Number of accumulation units outstanding at end of period                          9,193         8,800         9,675        23,265
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 (The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
 Value at beginning of period                                                 $     15.61   $    17.416   $    20.078   $    21.749
 Value at end of period                                                       $     19.82   $     15.61   $    17.416   $    20.078
 Number of accumulation units outstanding at end of period                         83,150        58,609        50,343        57,857

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
 (Funds were first received in this option during May 1999)
 Value at beginning of period                                                 $     9.693
 Value at end of period                                                       $    13.762
 Number of accumulation units outstanding at end of period                            518
AIM V.I. CORE EQUITY FUND
 (Funds were first received in this option during August 1999)
 Value at beginning of period                                                 $     9.204
 Value at end of period                                                       $    11.724
 Number of accumulation units outstanding at end of period                            464
AIM V.I. GROWTH FUND
 (Funds were first received in this option during May 1999)
 Value at beginning of period                                                 $     9.390
 Value at end of period                                                       $    12.077
 Number of accumulation units outstanding at end of period                          1,062
AIM V.I. PREMIER EQUITY FUND
 (Funds were first received in this option during May 1999)
 Value at beginning of period                                                 $     9.747
 Value at end of period                                                       $    11.514
 Number of accumulation units outstanding at end of period                            115
CALVERT SOCIAL BALANCED PORTFOLIO
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $    14.886   $    12.951   $    11.071
 Value at end of period                                                       $    16.515   $    14.886   $    12.951
 Number of accumulation units outstanding at end of period                         53,770        48,553        37,416
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 (The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
 Value at beginning of period                                                 $    17.706   $    13.780   $    11.228   $    10.000
 Value at end of period                                                       $    21.749   $    17.706   $    13.780   $    11.228
 Number of accumulation units outstanding at end of period                        112,281        85,591        56,042         4,169

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
 (The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
 Value at beginning of period                                                 $     13.12   $    15.984   $    17.013   $    15.873
 Value at end of period                                                       $     16.91   $     13.12   $    15.984   $    17.013
 Number of accumulation units outstanding at end of period                         41,132        28,002        24,882        36,840
FIDELITY(R) VIP GROWTH PORTFOLIO
 (The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
 Value at beginning of period                                                 $     11.71   $    16.955   $    20,829   $    23.667
 Value at end of period                                                       $     15.39   $     11.71   $    16.955   $    20.829
 Number of accumulation units outstanding at end of period                         64,097        59,388        54,245        80,859
FIDELITY(R) VIP OVERSEAS PORTFOLIO
 (Funds were first received in this option during November 1997)
 Value at beginning of period                                                 $      9.06   $    11.502   $    14.761   $    18.458
 Value at end of period                                                       $     12.85   $      9.06   $    11.502   $    14.761
 Number of accumulation units outstanding at end of period                         12,473         7,740         6,014         7,202
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 (Funds were first received in this option during May 2002)
 Value at beginning of period                                                 $      9.24   $     11.50
 Value at end of period                                                       $     12.06   $      9.24
 Number of accumulation units outstanding at end of period                          3,163         1,512
ING AELTUS ENHANCED INDEX PORTFOLIO
 (Funds were first received in this option during October 2002)
 Value at beginning of period                                                 $      6.21   $      6.26
 Value at end of period                                                       $      7.82   $      6.21
 Number of accumulation units outstanding at end of period                            887           439
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
 (Funds were first received in this option during October 2002)
 Value at beginning of period                                                 $      5.02   $      5.30
 Value at end of period                                                       $      7.18   $      5.02
 Number of accumulation units outstanding at end of period                            610           116
ING ALGER GROWTH PORTFOLIO
 (Funds were first received in this option during April 2003)
 Value at beginning of period                                                 $      6.99
 Value at end of period                                                       $      8.63
 Number of accumulation units outstanding at end of period                            593

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
 (The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
 Value at beginning of period                                                 $    15.100   $    13.684   $    10.805   $    10.000
 Value at end of period                                                       $    15.873   $    15.100   $    13.684   $    10.805
 Number of accumulation units outstanding at end of period                         77,294        62,313        40,977         4,215
FIDELITY(R) VIP GROWTH PORTFOLIO
 (The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
 Value at beginning of period                                                 $    17.420   $    12.632   $    10.348   $    10.000
 Value at end of period                                                       $    23.667   $    17.420   $    12.632   $    10.348
 Number of accumulation units outstanding at end of period                        107,839        70,232        43,953         4,472
FIDELITY(R) VIP OVERSEAS PORTFOLIO
 (Funds were first received in this option during November 1997)
 Value at beginning of period                                                 $    13.091   $    11.745   $    10.662
 Value at end of period                                                       $    18.458   $    13.091   $    11.745
 Number of accumulation units outstanding at end of period                         10,801         9,778         6,203
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 (Funds were first received in this option during May 2002)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
 (Funds were first received in this option during October 2002)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
 (Funds were first received in this option during October 2002)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
 (Funds were first received in this option during April 2003)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
 (Funds were first received in this option during September 2002)
 Value at beginning of period                                                 $      8.09   $      8.37
 Value at end of period                                                       $     10.83   $      8.09
 Number of accumulation units outstanding at end of period                          2,653           163
ING BARON SMALL CAP GROWTH PORTFOLIO
 (Funds were first received in this option during June 2002)
 Value at beginning of period                                                 $      8.69   $      9.62
 Value at end of period                                                       $     11.47   $      8.69
 Number of accumulation units outstanding at end of period                          2,542            35
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
 (Funds were first received in this option during September 2002)
 Value at beginning of period                                                 $      8.27   $      7.81
 Value at end of period                                                       $     10.11   $      8.27
 Number of accumulation units outstanding at end of period                          1,150            43
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
 (Funds were first received in this option during November 1997)
 Value at beginning of period                                                 $      9.84   $    12.156   $    16.830   $    21.173
 Value at end of period                                                       $     12.60   $      9.84   $    12.156   $    16.830
 Number of accumulation units outstanding at end of period                         18,650        19,609        21,211        44,357
ING JPMORGAN MID CAP VALUE PORTFOLIO
 (Funds were first received in this option during November 2002)
 Value at beginning of period                                                 $      9.17   $      8.83
 Value at end of period                                                       $     11.79   $      9.17
 Number of accumulation units outstanding at end of period                            554            94
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
 (Funds were first received in this option during November 1997)
 Value at beginning of period                                                 $     10.97   $    15.889   $    21.363   $    22.919
 Value at end of period                                                       $     13.89   $     10.97   $    15.889   $    21.363
 Number of accumulation units outstanding at end of period                         32,812        30,277        28,373        51,927
ING MFS GLOBAL GROWTH PORTFOLIO
 (Funds were first received in this option during October 2002)
 Value at beginning of period                                                 $      8.32   $      8.02
 Value at end of period                                                       $     10.85   $      8.32
 Number of accumulation units outstanding at end of period                            653             4
ING MFS TOTAL RETURN PORTFOLIO
 (Funds were first received in this option during October 2003)
 Value at beginning of period                                                 $     11.37
 Value at end of period                                                       $     11.96
 Number of accumulation units outstanding at end of period                            557

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
 (Funds were first received in this option during September 2002)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
 (Funds were first received in this option during June 2002)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
 (Funds were first received in this option during September 2002)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
 (Funds were first received in this option during November 1997)
 Value at beginning of period                                                 $    13.520   $    11.484   $    11.341
 Value at end of period                                                       $    21.173   $    13.520   $    11.484
 Number of accumulation units outstanding at end of period                         80,398        88,163        77,528
ING JPMORGAN MID CAP VALUE PORTFOLIO
 (Funds were first received in this option during November 2002)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
 (Funds were first received in this option during November 1997)
 Value at beginning of period                                                 $    15.582   $    12.437   $    12.258
 Value at end of period                                                       $    22.919   $    15.582   $    12.437
 Number of accumulation units outstanding at end of period                         77,458        75,920        79,382
ING MFS GLOBAL GROWTH PORTFOLIO
 (Funds were first received in this option during October 2002)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING MFS TOTAL RETURN PORTFOLIO
 (Funds were first received in this option during October 2003)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING OPCAP BALANCED VALUE PORTFOLIO
 (Funds were first received in this option during January 2003)
 Value at beginning of period                                                 $     10.12
 Value at end of period                                                       $     12.42
 Number of accumulation units outstanding at end of period                          2,076
ING PIMCO TOTAL RETURN PORTFOLIO
 (Funds were first received in this option during May 2002)
 Value at beginning of period                                                 $     10.72   $     10.06
 Value at end of period                                                       $     11.03   $     10.72
 Number of accumulation units outstanding at end of period                         12,016         1,261
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
 Value at beginning of period                                                 $      6.31   $     9.859   $    13.336   $    18.942
 Value at end of period                                                       $      8.61   $      6.31   $     9.859   $    13.336
 Number of accumulation units outstanding at end of period                         77,677        82,668        83,543        98,119
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
 Value at beginning of period                                                 $     11.91   $     11.87
 Value at end of period                                                       $     16.56   $     11.91
 Number of accumulation units outstanding at end of period                          2,398           183
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
 Value at beginning of period                                                 $     10.29
 Value at end of period                                                       $     12.75
 Number of accumulation units outstanding at end of period                            615
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 (Funds were first received in this option during November 1997)
 Value at beginning of period                                                 $     13.48   $    17.779   $    20.032   $    20.270
 Value at end of period                                                       $     17.45   $     13.48   $    17.779   $    20.032
 Number of accumulation units outstanding at end of period                         23,142        23,649        25,440        34,241
ING UBS U.S. ALLOCATION PORTFOLIO
 (Funds were first received in this option during June 2002)
 Value at beginning of period                                                 $     23.61   $     26.66
 Value at end of period                                                       $     29.65   $     23.61
 Number of accumulation units outstanding at end of period                             52             1
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
 (Funds were first received in this option during November 1997)
 Value at beginning of period                                                 $      7.11   $     9.578   $    12.247   $    12.969
 Value at end of period                                                       $      8.78   $      7.11   $     9.578   $    12.247
 Number of accumulation units outstanding at end of period                         52,502        56,188        58,402        81,794

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
ING OPCAP BALANCED VALUE PORTFOLIO
 (Funds were first received in this option during January 2003)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
 (Funds were first received in this option during May 2002)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
 Value at beginning of period                                                 $    12.699   $     9.907   $    10.031
 Value at end of period                                                       $    18.942   $    12.699   $     9.907
 Number of accumulation units outstanding at end of period                        200,163       196,772       165,668
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 (Funds were first received in this option during November 1997)
 Value at beginning of period                                                 $    16.762   $    13.288   $    13.021
 Value at end of period                                                       $    20.270   $    16.762   $    13.288
 Number of accumulation units outstanding at end of period                         62,597        60,127        42,110
ING UBS U.S. ALLOCATION PORTFOLIO
 (Funds were first received in this option during June 2002)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
 (Funds were first received in this option during November 1997)
 Value at beginning of period                                                 $    10.577   $     8.698   $     8.869
 Value at end of period                                                       $    12.969   $    10.577   $     8.698
 Number of accumulation units outstanding at end of period                        129,349       135,559       122,863

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VAN KAMPEN COMSTOCK PORTFOLIO
 (Funds were first received in this option during October 2002)
 Value at beginning of period                                                 $      8.31   $      7.15
 Value at end of period                                                       $     10.66   $      8.31
 Number of accumulation units outstanding at end of period                          4,603           307
ING VP BALANCED PORTFOLIO, INC
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $     14.13   $    15.931   $    16.825   $    17.115
 Value at end of period                                                       $     16.60   $     14.13   $    15.931   $    16.825
 Number of accumulation units outstanding at end of period                         75,376        70,353        72,759       165,556
ING VP BOND PORTFOLIO
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $     14.70   $    13.727   $    12.770   $    11.781
 Value at end of period                                                       $     15.45   $     14.70   $    13.727   $    12.770
 Number of accumulation units outstanding at end of period                         64,925        63,808        62,226        58,437
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
 (Funds were first received in this option during June 2000)
 Value at beginning of period                                                 $      2.58   $     4.441   $     5.832   $     9.851
 Value at end of period                                                       $      3.71   $      2.58   $     4.441   $     5.832
 Number of accumulation units outstanding at end of period                         22,386        13,750         8,802         3,756
ING VP GROWTH AND INCOME PORTFOLIO
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $     10.17   $    13.718   $    17.008   $    19.323
 Value at end of period                                                       $     12.68   $     10.17   $    13.718   $    17.008
 Number of accumulation units outstanding at end of period                        268,968       257,254       284,048       329,934
ING VP GROWTH OPPORTUNITIES PORTFOLIO
 (Funds were first received in this option during July 2003)
 Value at beginning of period                                                 $      6.90
 Value at end of period                                                       $      7.93
 Number of accumulation units outstanding at end of period                            314
ING VP GROWTH PORTFOLIO
 (Funds were first received in this option during September 1997)
 Value at beginning of period                                                 $     10.55   $    15.024   $    20.839   $    23.940
 Value at end of period                                                       $     13.60   $     10.55   $    15.024   $    20.839
 Number of accumulation units outstanding at end of period                         27,924        22,629        19,163        16,705
ING VP INDEX PLUS LARGECAP PORTFOLIO
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $     13.72   $    17.681   $    20.707   $    23.120
 Value at end of period                                                       $     17.10   $     13.72   $    17.681   $    20.707
 Number of accumulation units outstanding at end of period                         65,867        47,238        42,375        39,703

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
ING VAN KAMPEN COMSTOCK PORTFOLIO
 (Funds were first received in this option during October 2002)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $    15.239   $    13.183   $    11.130
 Value at end of period                                                       $    17.115   $    15.239   $    13.183
 Number of accumulation units outstanding at end of period                        224,431       275,681       250,060
ING VP BOND PORTFOLIO
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $    12.006   $    11.231   $    10.476
 Value at end of period                                                       $    11.781   $    12.006   $    11.231
 Number of accumulation units outstanding at end of period                         88,391       106,179        89,517
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
 (Funds were first received in this option during June 2000)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $    16.647   $    14.708   $    11.805
 Value at end of period                                                       $    19.323   $    16.647   $    14.708
 Number of accumulation units outstanding at end of period                        514,328       581,226       508,938
ING VP GROWTH OPPORTUNITIES PORTFOLIO
 (Funds were first received in this option during July 2003)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
 (Funds were first received in this option during September 1997)
 Value at beginning of period                                                 $    17.943   $    13.183   $    13.348
 Value at end of period                                                       $    23.940   $    17.943   $    13.183
 Number of accumulation units outstanding at end of period                         25,113        14,989           118
ING VP INDEX PLUS LARGECAP PORTFOLIO
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $    18.815   $    14.463   $    11.663
 Value at end of period                                                       $    23.120   $    18.815   $    14.463
Y Number of accumulation units outstanding at end of period                         49,777        26,210         5,517

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP INDEX PLUS MIDCAP PORTFOLIO
 (Funds were first received in this option during August 1998)
 Value at beginning of period                                                 $     12.54   $    14.427   $    14.791   $    12.477
 Value at end of period                                                       $     16.42   $     12.54   $    14.427   $    14.791
 Number of accumulation units outstanding at end of period                         27,867        12,024         5,029         5,064
ING VP INDEX PLUS SMALLCAP PORTFOLIO
 (Funds were first received in this option during July 1998)
 Value at beginning of period                                                 $      9.11   $    10.618   $    10.489   $     9.661
 Value at end of period                                                       $     12.26   $      9.11   $    10.618   $    10.489
 Number of accumulation units outstanding at end of period                         18,738         8,843         3,338         1,569
ING VP INTERNATIONAL EQUITY PORTFOLIO
 (Funds were first received in this option during August 1998)
 Value at beginning of period                                                 $      6.28   $     8.664   $    11.514   $    14.618
 Value at end of period                                                       $      8.20   $      6.28   $     8.664   $    11.514
 Number of accumulation units outstanding at end of period                          5,252         3,725         2,848           734
ING VP INTERNATIONAL VALUE PORTFOLIO
 (Funds were first received in this option during June 2002)
 Value at beginning of period                                                 $      7.99   $      9.24
 Value at end of period                                                       $     10.26   $      7.99
 Number of accumulation units outstanding at end of period                          6,534         2,944
ING VP MAGNACAP PORTFOLIO
 (Funds were first received in this option during September 2002)
 Value at beginning of period                                                 $      6.83   $      7.12
 Value at end of period                                                       $      8.85   $      6.83
 Number of accumulation units outstanding at end of period                             25             9
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
 (Funds were first received in this option during July 2002)
 Value at beginning of period                                                 $      6.93   $      7.36
 Value at end of period                                                       $      9.36   $      6.93
 Number of accumulation units outstanding at end of period                          1,552            58
ING VP MONEY MARKET PORTFOLIO
 (The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
 Value at beginning of period                                                 $     12.58   $    12.524   $    12.189   $    11.590
 Value at end of period                                                       $     12.55   $     12.58   $    12.524   $    12.189
 Number of accumulation units outstanding at end of period                        102,165        82,720        76,506        59,675

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
ING VP INDEX PLUS MIDCAP PORTFOLIO
 (Funds were first received in this option during August 1998)
 Value at beginning of period                                                 $    10.898   $     9.105
 Value at end of period                                                       $    12.477   $    10.898
 Number of accumulation units outstanding at end of period                            933            96
ING VP INDEX PLUS SMALLCAP PORTFOLIO
 (Funds were first received in this option during July 1998)
 Value at beginning of period                                                 $     8.821   $     9.569
 Value at end of period                                                       $     9.661   $     8.821
 Number of accumulation units outstanding at end of period                          3,035         1,234
ING VP INTERNATIONAL EQUITY PORTFOLIO
 (Funds were first received in this option during August 1998)
 Value at beginning of period                                                 $     9.771   $     9.763
 Value at end of period                                                       $    14.618   $     9.771
 Number of accumulation units outstanding at end of period                            726           167
ING VP INTERNATIONAL VALUE PORTFOLIO
 (Funds were first received in this option during June 2002)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING VP MAGNACAP PORTFOLIO
 (Funds were first received in this option during September 2002)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
 (Funds were first received in this option during July 2002)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
 (The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
 Value at beginning of period                                                 $    11.158   $    10.702   $    10.264   $    10.000
 Value at end of period                                                       $    11.590   $    11.158   $    10.702   $    10.264
 Number of accumulation units outstanding at end of period                         87,883        76,594        44,265         9,856

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP NATURAL RESOURCES TRUST
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $     10.16   $    10.495   $    12.629   $    10.792
 Value at end of period                                                       $     13.11   $     10.16   $    10.495   $    12.629
 Number of accumulation units outstanding at end of period                          3,823         3,016         3,015         5,137
ING VP SMALL COMPANY PORTFOLIO
 (Funds were first received in this option during September 1997)
 Value at beginning of period                                                 $     14.54   $    19.160   $    18.638   $    17.665
 Value at end of period                                                       $     19.76   $     14.54   $    19.160   $    18.638
 Number of accumulation units outstanding at end of period                         16,987        15,129        13,689        13,933
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
 (Funds were first received in this option during July 2002)
 Value at beginning of period                                                 $      4.99   $      5.63
 Value at end of period                                                       $      6.84   $      4.99
 Number of accumulation units outstanding at end of period                            891            81
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $     12.05   $    13.470   $    14.651   $    14.759
 Value at end of period                                                       $     14.23   $     12.05   $    13.470   $    14.651
 Number of accumulation units outstanding at end of period                         17,206        13,409        13,896        14,300
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $     11.59   $    13.591   $    15.544   $    15.828
 Value at end of period                                                       $     14.24   $     11.59   $    13.591   $    15.544
 Number of accumulation units outstanding at end of period                         22,301        17,410        17,200        25,072
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $     13.05   $    13.797   $    14.297   $    13.798
 Value at end of period                                                       $     14.66   $     13.05   $    13.797   $    14.297
 Number of accumulation units outstanding at end of period                          8,613         6,921        10,286        13,274
ING VP VALUE OPPORTUNITY PORTFOLIO
 (Funds were first received in this option during September 1997)
 Value at beginning of period                                                 $     13.52   $    18.476   $    20.679   $    18.982
 Value at end of period                                                       $     16.66   $     13.52   $    18.476   $    20.679
 Number of accumulation units outstanding at end of period                         15,335        10,167         9,254         7,948

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
ING VP NATURAL RESOURCES TRUST
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $     9.568   $    12.042   $    11.865
 Value at end of period                                                       $    10.792   $     9.568   $    12.042
 Number of accumulation units outstanding at end of period                          8,711        12,059        12,454
ING VP SMALL COMPANY PORTFOLIO
 (Funds were first received in this option during September 1997)
 Value at beginning of period                                                 $    13.657   $    13.664   $    13.709
 Value at end of period                                                       $    17.665   $    13.657   $    13.664
 Number of accumulation units outstanding at end of period                         12,873         9,141           119
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
 (Funds were first received in this option during July 2002)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $    13.546   $    12.938   $    11.182
 Value at end of period                                                       $    14.759   $    13.546   $    12.938
 Number of accumulation units outstanding at end of period                         34,308        24,882         7,129
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $    14.002   $    13.579   $    11.525
 Value at end of period                                                       $    15.828   $    14.002   $    13.579
 Number of accumulation units outstanding at end of period                         43,436        26,911         6,392
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $    13.033   $    12.328   $    10.927
 Value at end of period                                                       $    13.798   $    13.033   $    12.328
 Number of accumulation units outstanding at end of period                         19,762        23,052        21,027
ING VP VALUE OPPORTUNITY PORTFOLIO
 (Funds were first received in this option during September 1997)
 Value at beginning of period                                                 $    16.057   $    13.271   $    13.244
 Value at end of period                                                       $    18.982   $    16.057   $    13.271
 Number of accumulation units outstanding at end of period                          5,973         4,025            47

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------

JANUS ASPEN BALANCED PORTFOLIO
 (The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
 Value at beginning of period                                                 $     18.75   $    20.275   $    21.523   $    22.269
 Value at end of period                                                       $     21.14   $     18.75   $    20.275   $    21.523
 Number of accumulation units outstanding at end of period                         52,946        44,165        69,826        75,248
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $     15.92   $    14.579   $    13.690   $    13.032
 Value at end of period                                                       $     16.75   $     15.92   $    14.579   $    13.690
 Number of accumulation units outstanding at end of period                         20,156        11,559        10,047         7,770
JANUS ASPEN GROWTH PORTFOLIO
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $     11.50   $    15.834   $    21.283   $    25.194
 Value at end of period                                                       $     14.98   $     11.50   $    15.834   $    21.283
 Number of accumulation units outstanding at end of period                         46,216        30,013        32,482        42,066
JANUS ASPEN MID CAP GROWTH PORTFOLIO
 (The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
 Value at beginning of period                                                 $      8.99   $    12.621   $    21.088   $    31.286
 Value at end of period                                                       $     12.01   $      8.99   $    12.621   $    21.088
 Number of accumulation units outstanding at end of period                         96,156        76,205        77,962       111,951
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
 (The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
 Value at beginning of period                                                 $     13.37   $    18.161   $    23.686   $    28.411
 Value at end of period                                                       $     16.39   $     13.37   $    18.161   $    23.686
 Number of accumulation units outstanding at end of period                         99,792        92,021        89,662       103,449
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
 (Funds were first received in this option during May 2002)
 Value at beginning of period                                                 $      7.87   $      9.36
 Value at end of period                                                       $     10.19   $      7.87
 Number of accumulation units outstanding at end of period                          7,118           663
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
 (Funds were first received in this option during July 2002)
 Value at beginning of period                                                 $      8.33   $      8.82
 Value at end of period                                                       $     10.28   $      8.33
 Number of accumulation units outstanding at end of period                         16,651           938

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------

JANUS ASPEN BALANCED PORTFOLIO
 (The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
 Value at beginning of period                                                 $    17.771   $    13.387   $    11.090   $    10.000
 Value at end of period                                                       $    22.269   $    17.771   $    13.387   $    11.090
 Number of accumulation units outstanding at end of period                         71,007        36,442        15,461            13
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $    12.975   $    12.029   $    10.882
 Value at end of period                                                       $    13.032   $    12.975   $    12.029
 Number of accumulation units outstanding at end of period                         15,890         8,869         4,140
JANUS ASPEN GROWTH PORTFOLIO
 (Funds were first received in this option during January 1997)
 Value at beginning of period                                                 $    17.700   $    13.198   $    11.138
 Value at end of period                                                       $    25.194   $    17.700   $    13.198
 Number of accumulation units outstanding at end of period                         56,211        39,188        22,179
JANUS ASPEN MID CAP GROWTH PORTFOLIO
 (The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
 Value at beginning of period                                                 $    14.040   $    10.578   $     9.498   $    10.000
 Value at end of period                                                       $    31.286   $    14.040   $    10.578   $     9.498
 Number of accumulation units outstanding at end of period                        150,087       103,123        77,340         4,932
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
 (The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
 Value at beginning of period                                                 $    17.476   $    13.712   $    11.355   $    10.000
 Value at end of period                                                       $    28.411   $    17.476   $    13.712   $    11.355
 Number of accumulation units outstanding at end of period                        163,390       130,326        77,286             9
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
 (Funds were first received in this option during May 2002)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
 (Funds were first received in this option during July 2002)
 Value at beginning of period
 Value at end of period
 Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $     10.92   $    14.189   $    16.319   $    15.707
Value at end of period                                                        $     15.44   $     10.92   $    14.189   $    16.319
Number of accumulation units outstanding at end of period                          33,406        17,052         8,601         6,903
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $     11.24   $    10.584   $    10.213   $    10.065
Value at end of period                                                        $     13.12   $     11.24   $    10.584   $    10.213
Number of accumulation units outstanding at end of period                           6,335         3,320         1,153           312
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $      8.00   $      8.37
Value at end of period                                                        $      9.70   $      8.00
Number of accumulation units outstanding at end of period                           2,451           254
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $      7.54   $      7.99
Value at end of period                                                        $      9.23   $      7.54
Number of accumulation units outstanding at end of period                             739           389
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      8.75   $      9.63
Value at end of period                                                        $     11.89   $      8.75
Number of accumulation units outstanding at end of period                           2,160         1,148

                                                                                 1999          1998          1997          1996
                                                                              -----------   -----------   -----------   -----------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $    10.025   $     9.974
Value at end of period                                                        $    15.707   $    10.025
Number of accumulation units outstanding at end of period                             775           295
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $     9.902   $    10.052
Value at end of period                                                        $    10.065   $     9.902
Number of accumulation units outstanding at end of period                           1,186           689
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE XX
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      6.86   $     9.180   $    12.111   $    13.758
Value at end of period                                                        $      8.78   $      6.86   $     9.180   $    12.111
Number of accumulation units outstanding at end of period                          21,903        15,354         6,231         1,368
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $      6.29   $     7.544   $     9.895   $    11.720
Value at end of period                                                        $      7.74   $      6.29   $     7.544   $     9.895
Number of accumulation units outstanding at end of period                          54,658        43,800        31,088        15,556
AIM V.I. GROWTH FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      4.23   $     6.196   $     9.485   $    12.073
Value at end of period                                                        $      5.48   $      4.23   $     6.196   $     9.485
Number of accumulation units outstanding at end of period                          66,503        53,764        12,715         6,982
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $      5.78   $     8.386   $     9.707   $    11.510
Value at end of period                                                        $      7.14   $      5.78   $     8.386   $     9.707
Number of accumulation units outstanding at end of period                          32,685        26,885         5,729         2,497
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $     12.59   $    14.509   $    15.780   $    16.485
Value at end of period                                                        $     14.85   $     12.59   $    14.509   $    15.780
Number of accumulation units outstanding at end of period                          12,575        12,326         2,958         8,799
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $     15.56   $    17.367   $    20.031   $    21.710
Value at end of period                                                        $     19.75   $     15.56   $    17.367   $    20.031
Number of accumulation units outstanding at end of period                          68,670        46,506        35,773        35,454
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $     13.08   $    15.939   $    16.974   $    15.844
Value at end of period                                                        $     16.84   $     13.08   $    15.939   $    16.974
Number of accumulation units outstanding at end of period                          70,821        50,747        31,625        30,503

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    10.195
Value at end of period                                                        $    13.758
Number of accumulation units outstanding at end of period                             218
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $     9.601
Value at end of period                                                        $    11.720
Number of accumulation units outstanding at end of period                             179
AIM V.I. GROWTH FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     9.493
Value at end of period                                                        $    12.073
Number of accumulation units outstanding at end of period                             167
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $     9.848
Value at end of period                                                        $    11.510
Number of accumulation units outstanding at end of period                             156
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $    14.867   $    13.354
Value at end of period                                                        $    16.485   $    14.867
Number of accumulation units outstanding at end of period                           6,433         2,926
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $    17.683   $    13.768   $    12.889
Value at end of period                                                        $    21.710   $    17.683   $    13.768
Number of accumulation units outstanding at end of period                          29,986        29,528            27
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $    15.080   $    14.168
Value at end of period                                                        $    15.844   $    15.080
Number of accumulation units outstanding at end of period                          21,440        13,584

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $     11.68   $    16.907   $    20.781   $    23.624
Value at end of period                                                        $     15.33   $     11.68   $    16.907   $    20.781
Number of accumulation units outstanding at end of period                         197,515       154,272        85,637        71,710
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $      9.03   $    11.470   $    14.727   $    18.424
Value at end of period                                                        $     12.80   $      9.03   $    11.470   $    14.727
Number of accumulation units outstanding at end of period                          14,662         4,490         2,349         3,777
FRANKLIN SMALL CAP VALUE SECURITIES
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      9.23   $     10.06
Value at end of period                                                        $     12.05   $      9.23
Number of accumulation units outstanding at end of period                           4,293         1,437
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during)
Value at beginning of period                                                  $      6.21   $      6.53
Value at end of period                                                        $      7.81   $      6.21
Number of accumulation units outstanding at end of period                             175            64
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      5.02   $      5.29
Value at end of period                                                        $      7.17   $      5.02
Number of accumulation units outstanding at end of period                           3,353           692
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      6.36
Value at end of period                                                        $      8.62
Number of accumulation units outstanding at end of period                           2,973
ING AMERICAN CENTURY SMALL CAP VALUE
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $      8.08   $      8.97
Value at end of period                                                        $     10.82   $      8.08
Number of accumulation units outstanding at end of period                           2,295           539
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      8.69   $      8.62
Value at end of period                                                        $     11.46   $      8.69
Number of accumulation units outstanding at end of period                           2,646           227

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $    17.397   $    13.438
Value at end of period                                                        $    23.624   $    17.397
Number of accumulation units outstanding at end of period                          55,527        58,305
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period                                                  $    13.074   $     12.43
Value at end of period                                                        $    18.424   $    13.074
Number of accumulation units outstanding at end of period                           2,471         5,797
FRANKLIN SMALL CAP VALUE SECURITIES
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN CENTURY SMALL CAP VALUE
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $      8.27   $      8.45
Value at end of period                                                        $     10.10   $      8.27
Number of accumulation units outstanding at end of period                             551           197
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $      9.81   $    12.122   $    16.791   $    21.134
Value at end of period                                                        $     12.55   $      9.81   $    12.122   $    16.791
Number of accumulation units outstanding at end of period                          25,442        19,441        13,728        19,314
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      9.17   $      9.77
Value at end of period                                                        $     11.78   $      9.17
Number of accumulation units outstanding at end of period                           3,971           534
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $     10.93   $    15.845   $    21.313   $    22.878
Value at end of period                                                        $     13.84   $     10.93   $    15.845   $    21.313
Number of accumulation units outstanding at end of period                          36,384        31,332        23,150        21,154
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      7.82
Value at end of period                                                        $     10.84
Number of accumulation units outstanding at end of period                           2,985
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $     11.23
Value at end of period                                                        $     11.96
Number of accumulation units outstanding at end of period                           2,347
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $      9.63   $      9.30
Value at end of period                                                        $     12.40   $      9.63
Number of accumulation units outstanding at end of period                           1,371            50
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     10.72   $     10.20
Value at end of period                                                        $     11.02   $     10.72
Number of accumulation units outstanding at end of period                          17,091         3,470

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    13.502   $    12.274
Value at end of period                                                        $    21.134   $    13.502
Number of accumulation units outstanding at end of period                          15,623        13,604
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    15.561   $    13.387
Value at end of period                                                        $    22.878   $    15.561
Number of accumulation units outstanding at end of period                          19,495        19,782
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $      6.28   $     9.832   $    13.305   $    18.907
Value at end of period                                                        $      8.58   $      6.28   $     9.832   $    13.305
Number of accumulation units outstanding at end of period                         142,849       111,123        80,837        76,968
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $     12.31
Value at end of period                                                        $     16.55
Number of accumulation units outstanding at end of period                             737
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $      9.82   $     10.14
Value at end of period                                                        $     12.74   $      9.82
Number of accumulation units outstanding at end of period                           1,028            80
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $     13.44   $    17.729   $    19.986   $    20.233
Value at end of period                                                        $     17.38   $     13.44   $    17.729   $    19.986
Number of accumulation units outstanding at end of period                          45,410        35,368        24,564        21,355
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $     23.60   $     24.36
Value at end of period                                                        $     29.62   $     23.60
Number of accumulation units outstanding at end of period                           1,048           100
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $      7.09   $     9.551   $    12.218   $    12.945
Value at end of period                                                        $      8.75   $      7.09   $     9.551   $    12.218
Number of accumulation units outstanding at end of period                          50,580        48,567        39,153        34,058
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      8.31   $      7.77
Value at end of period                                                        $     10.65   $      8.31
Number of accumulation units outstanding at end of period                           4,412           980
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $     14.08   $    15.886   $    16.786   $    17.083
Value at end of period                                                        $     16.54   $     14.08   $    15.886   $    16.786
Number of accumulation units outstanding at end of period                          84,714        87,711        63,931        48,482

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    12.683   $    11.093
Value at end of period                                                        $    18.907   $    12.683
Number of accumulation units outstanding at end of period                          69,822        88,261
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    16.740   $    14.232
Value at end of period                                                        $    20.233   $    16.740
Number of accumulation units outstanding at end of period                          24,522        45,971
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    10.563   $     9.310
Value at end of period                                                        $    12.945   $    10.563
Number of accumulation units outstanding at end of period                          33,672        49,879
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    15.219   $    13.676
Value at end of period                                                        $    17.083   $    15.219
Number of accumulation units outstanding at end of period                          33,948        33,673

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP BOND PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $     14.65   $    13.688   $    12.740   $    11.760
Value at end of period                                                        $     15.39   $     14.65   $    13.688   $    12.740
Number of accumulation units outstanding at end of period                          80,736        61,947        50,804        28,921
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $      2.57   $     4.437   $     5.830   $    10.021
Value at end of period                                                        $      3.70   $      2.57   $     4.437   $     5.830
Number of accumulation units outstanding at end of period                          84,297        89,207        16,961         7,852
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $     10.14   $    13.680   $    16.969   $    19.288
Value at end of period                                                        $     12.63   $     10.14   $    13.680   $    16.969
Number of accumulation units outstanding at end of period                         240,747       233,063       209,141       197,617
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period                                                  $      7.72
Value at end of period                                                        $      7.92
Number of accumulation units outstanding at end of period                              40
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $     10.52   $    14.988   $    20.800   $    23.908
Value at end of period                                                        $     13.55   $     10.52   $    14.988   $    20.800
Number of accumulation units outstanding at end of period                          34,156        25,186        13,386        11,753
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $     13.67   $    17.634   $    20.663   $    23.082
Value at end of period                                                        $     17.04   $     13.67   $    17.634   $    20.663
Number of accumulation units outstanding at end of period                          78,790        55,586        31,871        35,906
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     12.51   $    14.401   $    14.771   $    12.466
Value at end of period                                                        $     16.37   $     12.51   $    14.401   $    14.771
Number of accumulation units outstanding at end of period                          57,703        33,260         7,819         2,937
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $      9.09   $    10.598   $    10.475   $     9.653
Value at end of period                                                        $     12.23   $      9.09   $    10.598   $    10.475
Number of accumulation units outstanding at end of period                          15,700         8,360         3,371         2,253

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING VP BOND PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    11.990   $    11.283
Value at end of period                                                        $    11.760   $    11.990
Number of accumulation units outstanding at end of period                          26,798        23,608
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $    16.625   $    14.696   $    13.746
Value at end of period                                                        $    19.288   $    16.625   $    14.696
Number of accumulation units outstanding at end of period                         192,381       224,761            25
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    17.927   $    14.173
Value at end of period                                                        $    23.908   $    17.927
Number of accumulation units outstanding at end of period                           7,995         7,333
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $    18.794   $    14.453   $    13.642
Value at end of period                                                        $    23.082   $    18.794   $    14.453
Number of accumulation units outstanding at end of period                          32,936        28,911            24
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    10.894   $     9.662
Value at end of period                                                        $    12.466   $    10.894
Number of accumulation units outstanding at end of period                           1,115           452
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     8.818   $     9.244
Value at end of period                                                        $     9.653   $     8.818
Number of accumulation units outstanding at end of period                           1,733           989

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $      6.27   $     8.648   $    11.499   $    14.606
Value at end of period                                                        $      8.17   $      6.27   $     8.648   $    11.499
Number of accumulation units outstanding at end of period                           5,978         4,120         1,171         1,244
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      7.98   $     10.15
Value at end of period                                                        $     10.25   $      7.98
Number of accumulation units outstanding at end of period                           1,309           102
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $      6.83   $      7.19
Value at end of period                                                        $      8.84   $      6.83
Number of accumulation units outstanding at end of period                             729            50
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $      6.92   $      7.26
Value at end of period                                                        $      9.35   $      6.92
Number of accumulation units outstanding at end of period                             815             0
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $     12.54   $    12.488   $    12.161   $    11.569
Value at end of period                                                        $     12.50   $     12.54   $    12.488   $    12.161
Number of accumulation units outstanding at end of period                         101,501        92,376        51,519        45,352
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     10.12   $    10.465   $    12.600   $    10.772
Value at end of period                                                        $     13.05   $     10.12   $    10.465   $    12.600
Number of accumulation units outstanding at end of period                           2,506         3,184         4,777         2,780
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $     14.50   $    19.115   $    18.603   $    17.641
Value at end of period                                                        $     19.69   $     14.50   $    19.115   $    18.603
Number of accumulation units outstanding at end of period                          45,397        26,984        15,471        13,068
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period                                                  $      4.99   $      7.92
Value at end of period                                                        $      6.83   $      4.99
Number of accumulation units outstanding at end of period                           1,953           840

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     9.768   $     9.973
Value at end of period                                                        $    14.606   $     9.768
Number of accumulation units outstanding at end of period                             354           123
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    11.143   $    10.761
Value at end of period                                                        $    11.569   $    11.143
Number of accumulation units outstanding at end of period                          40,450        15,147
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     9.556   $    11.980
Value at end of period                                                        $    10.772   $     9.556
Number of accumulation units outstanding at end of period                           2,437         2,826
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    13.645   $    14.380
Value at end of period                                                        $    17.641   $    13.645
Number of accumulation units outstanding at end of period                          18,254        24,930
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     12.01   $    13.432   $    14.617   $    14.732
Value at end of period                                                        $     14.17   $     12.01   $    13.432   $    14.617
Number of accumulation units outstanding at end of period                         327,871       338,865       352,350       371,913
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     11.55   $    13.553   $    15.508   $    15.799
Value at end of period                                                        $     14.19   $     11.55   $    13.553   $    15.508
Number of accumulation units outstanding at end of period                          54,981        44,482        39,012        39,098
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $     13.00   $    13.758   $    14.264   $    13.773
Value at end of period                                                        $     14.60   $     13.00   $    13.758   $    14.264
Number of accumulation units outstanding at end of period                          20,711        20,360        17,388        17,253
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $     13.48   $    18.432   $    20.641   $    18.956
Value at end of period                                                        $     16.60   $     13.48   $    18.432   $    20.641
Number of accumulation units outstanding at end of period                          36,247        24,869        14,691         7,678
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $     18.69   $    20.218   $    21.474   $    22.228
Value at end of period                                                        $     21.06   $     18.69   $    20.218   $    21.474
Number of accumulation units outstanding at end of period                          87,775        72,160        44,270        32,903
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $     15.87   $    14.538   $    13.658   $    13.008
Value at end of period                                                        $     16.68   $     15.87   $    14.538   $    13.658
Number of accumulation units outstanding at end of period                          36,471        26,637        14,538         9,742
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $     11.47   $    15.789   $    21.234   $    25.148
Value at end of period                                                        $     14.92   $     11.47   $    15.789   $    21.234
Number of accumulation units outstanding at end of period                          74,901        66,646        49,170        46,995
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $      8.96   $    12.586   $    21.039   $    31.229
Value at end of period                                                        $     11.96   $      8.96   $    12.586   $    21.039
Number of accumulation units outstanding at end of period                         176,183       156,101       103,448        85,842

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    13.528   $    12.915
Value at end of period                                                        $    14.732   $    13.528
Number of accumulation units outstanding at end of period                         436,389       499,874
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    13.983   $    13.587
Value at end of period                                                        $    15.799   $    13.983
Number of accumulation units outstanding at end of period                          47,132        90,247
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    13.015   $    12.606
Value at end of period                                                        $    13.773   $    13.015
Number of accumulation units outstanding at end of period                          27,715        61,973
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    16.044   $    14.033
Value at end of period                                                        $    18.956   $    16.044
Number of accumulation units outstanding at end of period                          12,127        12,115
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    17.747   $    14.246
Value at end of period                                                        $    22.228   $    17.747
Number of accumulation units outstanding at end of period                          22,044        21,105
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    12.958   $    12.212
Value at end of period                                                        $    13.008   $    12.958
Number of accumulation units outstanding at end of period                           6,648        13,990
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    17.677   $    14.218
Value at end of period                                                        $    25.148   $    17.677
Number of accumulation units outstanding at end of period                          32,113        19,754
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    14.022   $    10.956
Value at end of period                                                        $    31.229   $    14.022
Number of accumulation units outstanding at end of period                          67,583        43,050

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     13.33   $    18.109   $    23.632   $    28.360
Value at end of period                                                        $     16.33   $     13.33   $    18.109   $    23.632
Number of accumulation units outstanding at end of period                         121,605       104,749        79,146        64,986
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $      7.86   $      9.92
Value at end of period                                                        $     10.17   $      7.86
Number of accumulation units outstanding at end of period                          19,788         2,572
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      8.33   $      8.14
Value at end of period                                                        $     10.27   $      8.33
Number of accumulation units outstanding at end of period                          11,066         1,427
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during February 1999)
Value at beginning of period                                                  $     10.90   $    14.163   $    16.297   $    15.694
Value at end of period                                                        $     15.40   $     10.90   $    14.163   $    16.297
Number of accumulation units outstanding at end of period                          63,076        29,112         7,919         3,943
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $     11.22   $    10.565   $    10.199   $    10.057
Value at end of period                                                        $     13.08   $     11.22   $    10.565   $    10.199
Number of accumulation units outstanding at end of period                           6,094         2,801         1,929           334
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      7.99   $      7.62
Value at end of period                                                        $      9.69   $      7.99
Number of accumulation units outstanding at end of period                           2,141           387
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      7.54   $      9.26
Value at end of period                                                        $      9.22   $      7.54
Number of accumulation units outstanding at end of period                             468           224
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period                                                  $      8.74   $      9.88
Value at end of period                                                        $     11.87   $      8.74
Number of accumulation units outstanding at end of period                           2,282           874

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    17.453   $    13.701   $    13.856
Value at end of period                                                        $    28.360   $    17.453   $    13.701
Number of accumulation units outstanding at end of period                          50,750        46,824            27
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during February 1999)
Value at beginning of period                                                  $     9.897
Value at end of period                                                        $    15.694
Number of accumulation units outstanding at end of period                             132
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $     9.898   $     9.905
Value at end of period                                                        $    10.057   $     9.898
Number of accumulation units outstanding at end of period                              89            57
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE XXI
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.35%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      6.82   $     9.143   $    12.081   $    14.449
Value at end of period                                                        $      8.72   $      6.82   $     9.143   $    12.081
Number of accumulation units outstanding at end of period                           3,007         1,290         1,035            91
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      6.26   $     7.513   $     9.870   $    11.204
Value at end of period                                                        $      7.68   $      6.26   $     7.513   $     9.870
Number of accumulation units outstanding at end of period                           3,571         1,872         1,187            32
AIM V.I. GROWTH FUND
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      4.20   $     6.171   $     9.461   $    12.477
Value at end of period                                                        $      5.44   $      4.20   $     6.171   $     9.461
Number of accumulation units outstanding at end of period                           2,360         1,753         1,346            67
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      5.75   $     8.352   $     9.683   $    11.307
Value at end of period                                                        $      7.09   $      5.75   $     8.352   $     9.683
Number of accumulation units outstanding at end of period                           8,893         6,783         5,423           165
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $     12.47   $    14.386   $    15.670   $    15.730
Value at end of period                                                        $     14.68   $     12.47   $    14.386   $    15.670
Number of accumulation units outstanding at end of period                           3,005         1,649         1,719           170
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $     15.40   $    17.221   $    19.892   $    20.986
Value at end of period                                                        $     19.52   $     15.40   $    17.221   $    19.892
Number of accumulation units outstanding at end of period                           6,046           161           200           110
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $     12.95   $    15.805   $    16.856   $    13.910
Value at end of period                                                        $     16.65   $     12.95   $    15.805   $    16.856
Number of accumulation units outstanding at end of period                           6,516         1,835         1,669            79

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $     11.56   $    16.765   $    20.637   $    23.491
Value at end of period                                                        $     15.15   $     11.56   $    16.765   $    20.637
Number of accumulation units outstanding at end of period                          15,080         1,966         2,316           569
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      8.95   $    11.373   $    14.625   $    17.843
Value at end of period                                                        $     12.65   $      8.95   $    11.373   $    14.625
Number of accumulation units outstanding at end of period                             968           226           121            14
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $      9.12
Value at end of period                                                        $     12.01
Number of accumulation units outstanding at end of period                             637
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $      6.20   $      6.27
Value at end of period                                                        $      7.79   $      6.20
Number of accumulation units outstanding at end of period                              66            15
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period                                                  $      7.07
Value at end of period                                                        $      7.15
Number of accumulation units outstanding at end of period                               2
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $      7.72
Value at end of period                                                        $     10.80
Number of accumulation units outstanding at end of period                             126
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      8.68   $      8.89
Value at end of period                                                        $     11.43   $      8.68
Number of accumulation units outstanding at end of period                           2,464             1
ING GOLMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $      8.15
Value at end of period                                                        $     10.06
Number of accumulation units outstanding at end of period                             123

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      9.71   $    12.020   $    15.807
Value at end of period                                                        $     12.41   $      9.71   $    12.020
Number of accumulation units outstanding at end of period                           1,441           341           224
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $     10.37
Value at end of period                                                        $     11.76
Number of accumulation units outstanding at end of period                           1,778
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $     10.82   $    15.711   $    21.165   $    24.002
Value at end of period                                                        $     13.68   $     10.82   $    15.711   $    21.165
Number of accumulation units outstanding at end of period                           1,051           889           597            32
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $      9.30
Value at end of period                                                        $     10.81
Number of accumulation units outstanding at end of period                              97
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $     11.58
Value at end of period                                                        $     11.95
Number of accumulation units outstanding at end of period                              53
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $     12.12
Value at end of period                                                        $     12.37
Number of accumulation units outstanding at end of period                               1
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $     10.75
Value at end of period                                                        $     10.99
Number of accumulation units outstanding at end of period                           3,594
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 2000 and
January 2003)
Value at beginning of period                                                  $      6.30   $     9.749   $    13.213   $    17.600
Value at end of period                                                        $      8.48   $      6.78   $     9.749   $    13.213
Number of accumulation units outstanding at end of period                           1,737             0           296           199

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $     16.10
Value at end of period                                                        $     16.49
Number of accumulation units outstanding at end of period                               1
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $     13.30   $    17.579   $    19.847   $    19.539
Value at end of period                                                        $     17.18   $     13.30   $    17.579   $    19.847
Number of accumulation units outstanding at end of period                           2,783           374           347            88
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $      7.02   $     9.470   $    12.133   $    12.502
Value at end of period                                                        $      8.37   $      7.02   $     9.470   $    12.133
Number of accumulation units outstanding at end of period                               0           341           248            49
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $      8.54
Value at end of period                                                        $     10.62
Number of accumulation units outstanding at end of period                             236
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $     13.94   $    15.752   $    16.670   $    16.663
Value at end of period                                                        $     16.35   $     13.94   $    15.752   $    16.670
Number of accumulation units outstanding at end of period                           1,104           519           531            74
ING VP BOND PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $     14.51   $    13.573   $    12.652   $    11.769
Value at end of period                                                        $     15.21   $     14.51   $    13.573   $    12.652
Number of accumulation units outstanding at end of period                           9,277           436           480            58
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period                                                  $      2.56   $     4.426   $     5.893
Value at end of period                                                        $      3.68   $      2.56   $     4.426
Number of accumulation units outstanding at end of period                           7,676         1,865           765
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $     10.04   $    13.565   $    16.851   $    18.079
Value at end of period                                                        $     12.49   $     10.04   $    13.565   $    16.851
Number of accumulation units outstanding at end of period                           8,525           417           262            66

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $     10.43   $    14.882   $    20.684   $    23.242
Value at end of period                                                        $     13.42   $     10.43   $    14.882   $    20.684
Number of accumulation units outstanding at end of period                           1,336           857           789           194
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $     13.54   $    17.494   $    20.530   $    21.210
Value at end of period                                                        $     16.86   $     13.54   $    17.494   $    20.530
Number of accumulation units outstanding at end of period                           7,273           880           593           167
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $     12.42   $    14.321   $    14.712   $    12.420
Value at end of period                                                        $     16.23   $     12.42   $    14.321   $    14.712
Number of accumulation units outstanding at end of period                           4,942           895         1,324           101
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $      9.02   $    10.540   $    10.433   $     9.777
Value at end of period                                                        $     12.12   $      9.02   $    10.540   $    10.433
Number of accumulation units outstanding at end of period                           2,683           583           228            15
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during February 2000 and
April 2003)
Value at beginning of period                                                  $      6.13                 $    11.453   $    15.783
Value at end of period                                                        $      8.11                 $     8.150   $    11.453
Number of accumulation units outstanding at end of period                             621                           0             7
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $      7.76
Value at end of period                                                        $     10.21
Number of accumulation units outstanding at end of period                             170
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $      8.15
Value at end of period                                                        $      8.82
Number of accumulation units outstanding at end of period                              29
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $      7.52
Value at end of period                                                        $      9.31
Number of accumulation units outstanding at end of period                              72

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $     12.42   $    12.383   $    12.077   $    11.577
Value at end of period                                                        $     12.36   $     12.42   $    12.383   $    12.077
Number of accumulation units outstanding at end of period                          10,100         5,344         5,210            47
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $     14.38   $    18.979   $    18.499   $    22.460
Value at end of period                                                        $     19.50   $     14.38   $    18.979   $    18.499
Number of accumulation units outstanding at end of period                             813             3           372           132
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $      4.95
Value at end of period                                                        $      6.80
Number of accumulation units outstanding at end of period                               1
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during February 2000 and
August 2003)
Value at beginning of period                                                  $     13.01                 $    14.516   $    14.793
Value at end of period                                                        $     14.01                 $    14.082   $    14.516
Number of accumulation units outstanding at end of period                                            32             0             4
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO (Funds were first received in this option during February 2000)
Value at beginning of period                                                  $     11.43   $    13.439   $    15.400   $    16.103
Value at end of period                                                        $     14.03   $     11.43   $    13.439   $    15.400
Number of accumulation units outstanding at end of period                             227             9             9            13
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO (Funds were first received in this option during April 2001)
Value at beginning of period                                                  $     12.87   $    13.642   $    13.694
Value at end of period                                                        $     14.44   $     12.87   $    13.642
Number of accumulation units outstanding at end of period                             137             3             3
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $     13.37   $    18.302   $    20.526   $    17.510
Value at end of period                                                        $     16.43   $     13.37   $    18.302   $    20.526
Number of accumulation units outstanding at end of period                           1,853           139           165            28

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $     18.50   $    20.048   $    21.325   $    21.906
Value at end of period                                                        $     20.82   $     18.50   $    20.048   $    21.325
Number of accumulation units outstanding at end of period                          16,095         1,036         1,251           374
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $     15.71   $    14.416   $    13.563   $    13.025
Value at end of period                                                        $     16.49   $     15.71   $    14.416   $    13.563
Number of accumulation units outstanding at end of period                           3,816         1,440         1,068            90
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $     11.35   $    15.656   $    21.086   $    24.785
Value at end of period                                                        $     14.75   $     11.35   $    15.656   $    21.086
Number of accumulation units outstanding at end of period                           2,881         1,244         1,405           385
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2000)
Value at beginning of period                                                  $      8.87   $    12.479   $    20.893   $    30.334
Value at end of period                                                        $     11.83   $      8.87   $    12.479   $    20.893
Number of accumulation units outstanding at end of period                          28,486         3,786         5,094         1,476
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during January 2000)
Value at beginning of period                                                  $     13.20   $    17.957   $    23.468   $    27.255
Value at end of period                                                        $     16.14   $     13.20   $    17.957   $    23.468
Number of accumulation units outstanding at end of period                          11,144         3,090         3,171           503
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $      8.16
Value at end of period                                                        $     10.14
Number of accumulation units outstanding at end of period                           2,810
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $      7.74
Value at end of period                                                        $     10.23
Number of accumulation units outstanding at end of period                           1,170
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during January 2000)
Value at beginning of period                                                  $     10.82   $    14.085   $    16.231   $    15.714
Value at end of period                                                        $     15.27   $     10.82   $    14.085   $    16.231
Number of accumulation units outstanding at end of period                           3,503           902         1,170           106

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during March 2001)
Value at beginning of period                                                  $     11.14   $    10.507   $    10.562
Value at end of period                                                        $     12.97   $     11.14   $    10.507
Number of accumulation units outstanding at end of period                           3,121           101            32
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period                                                  $      9.15
Value at end of period                                                        $      9.65
Number of accumulation units outstanding at end of period                              11
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $      8.48
Value at end of period                                                        $     11.83
Number of accumulation units outstanding at end of period                              46

                         CONDENSED FINANCIAL INFORMATION

                                   TABLE XXII
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003
                                                                              -----------
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2003)
Value at beginning of period                                                  $      7.22
Value at end of period                                                        $      7.65
Number of accumulation units outstanding at end of period                           2,679
AIM V.I. GROWTH FUND
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $      5.09
Value at end of period                                                        $      5.42
Number of accumulation units outstanding at end of period                              26
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     13.96
Value at end of period                                                        $     14.57
Number of accumulation units outstanding at end of period                           1,008
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     17.06
Value at end of period                                                        $     19.37
Number of accumulation units outstanding at end of period                           2,821
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     14.45
Value at end of period                                                        $     16.53
Number of accumulation units outstanding at end of period                           1,685
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     13.25
Value at end of period                                                        $     15.04
Number of accumulation units outstanding at end of period                              84
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     10.18
Value at end of period                                                        $     12.56
Number of accumulation units outstanding at end of period                               9

                                                                                 2003
                                                                              -----------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     10.79
Value at end of period                                                        $     11.98
Number of accumulation units outstanding at end of period                               8
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $      9.86
Value at end of period                                                        $     10.78
Number of accumulation units outstanding at end of period                              14
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $      9.49
Value at end of period                                                        $     10.04
Number of accumulation units outstanding at end of period                             605
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     11.11
Value at end of period                                                        $     12.31
Number of accumulation units outstanding at end of period                           1,148
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $     11.52
Value at end of period                                                        $     11.94
Number of accumulation units outstanding at end of period                               3
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     10.86
Value at end of period                                                        $     10.97
Number of accumulation units outstanding at end of period                             792
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $      7.48
Value at end of period                                                        $      8.42
Number of accumulation units outstanding at end of period                              26
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     15.23
Value at end of period                                                        $     17.05
Number of accumulation units outstanding at end of period                             357

                                                                                 2003
                                                                              -----------
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $     10.38
Value at end of period                                                        $     10.60
Number of accumulation units outstanding at end of period                              29
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     14.94
Value at end of period                                                        $     16.22
Number of accumulation units outstanding at end of period                              10
ING VP BOND PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     14.61
Value at end of period                                                        $     15.10
Number of accumulation units outstanding at end of period                           3,099
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     10.98
Value at end of period                                                        $     12.39
Number of accumulation units outstanding at end of period                             121
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     11.95
Value at end of period                                                        $     13.33
Number of accumulation units outstanding at end of period                           1,401
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     14.93
Value at end of period                                                        $     16.73
Number of accumulation units outstanding at end of period                             534
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     15.11
Value at end of period                                                        $     16.14
Number of accumulation units outstanding at end of period                             542
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     11.22
Value at end of period                                                        $     12.05
Number of accumulation units outstanding at end of period                             217

                                                                                 2003
                                                                              -----------
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $      8.80
Value at end of period                                                        $      9.29
Number of accumulation units outstanding at end of period                              40
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     12.28
Value at end of period                                                        $     12.26
Number of accumulation units outstanding at end of period                           3,540
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     16.85
Value at end of period                                                        $     19.37
Number of accumulation units outstanding at end of period                           1,117
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period                                                  $      6.78
Value at end of period                                                        $      6.79
Number of accumulation units outstanding at end of period                              56
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     12.71
Value at end of period                                                        $     13.90
Number of accumulation units outstanding at end of period                             198
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     12.51
Value at end of period                                                        $     13.92
Number of accumulation units outstanding at end of period                             929
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     13.38
Value at end of period                                                        $     14.33
Number of accumulation units outstanding at end of period                             102
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     14.55
Value at end of period                                                        $     16.32
Number of accumulation units outstanding at end of period                             220

                                                                                 2003
                                                                              -----------
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     19.22
Value at end of period                                                        $     20.66
Number of accumulation units outstanding at end of period                           2,119
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     15.91
Value at end of period                                                        $     16.37
Number of accumulation units outstanding at end of period                             179
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     12.90
Value at end of period                                                        $     14.64
Number of accumulation units outstanding at end of period                              28
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003
Value at beginning of period                                                  $     10.35
Value at end of period                                                        $     11.74
Number of accumulation units outstanding at end of period                           1,673
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     14.07
Value at end of period                                                        $     16.02
Number of accumulation units outstanding at end of period                           1,524
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO (Funds were first received in this option during October 2003)
Value at beginning of period                                                  $      9.25
Value at end of period                                                        $     10.11
Number of accumulation units outstanding at end of period                             556
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $      9.32
Value at end of period                                                        $     10.20
Number of accumulation units outstanding at end of period                           1,851
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     13.89
Value at end of period                                                        $     15.18
Number of accumulation units outstanding at end of period                             869

                                                                                 2003
                                                                              -----------
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     11.82
Value at end of period                                                        $     12.90
Number of accumulation units outstanding at end of period                              60
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $      8.87
Value at end of period                                                        $      9.63
Number of accumulation units outstanding at end of period                             939

                         CONDENSED FINANCIAL INFORMATION

                                   TABLE XXIII
  FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during December 1999)
Value at beginning of period                                                  $     6.85   $    9.168   $   12.101   $   13.753
Value at end of period                                                        $     8.76   $     6.85   $    9.168   $   12.101
Number of accumulation units outstanding at end of period                         23,114       15,396        8,718        4,931
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $     6.28   $    7.534   $    9.887   $   11.716
Value at end of period                                                        $     7.72   $     6.28   $    7.534   $    9.887
Number of accumulation units outstanding at end of period                         36,257       29,057       19,324        7,623
AIM V.I. GROWTH FUND
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $     4.22   $    6.188   $    9.477   $   12.069
Value at end of period                                                        $     5.47   $     4.22   $    6.188   $    9.477
Number of accumulation units outstanding at end of period                         35,695       26,595       16,456        7,192
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during January 2000)
Value at beginning of period                                                  $     5.77   $    8.375   $    9.699   $   10.796
Value at end of period                                                        $     7.12   $     5.77   $    8.375   $    9.699
Number of accumulation units outstanding at end of period                         34,316       27,360       23,859       16,464
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    12.55   $   14.468   $   15.743   $   16.455
Value at end of period                                                        $    14.79   $    12.55   $   14.468   $   15.743
Number of accumulation units outstanding at end of period                         11,778        8,571        3,686          999
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                  $    15.50   $   17.319   $   19.985   $   21.670
Value at end of period                                                        $    19.67   $    15.50   $   17.319   $   19.985
Number of accumulation units outstanding at end of period                         74,453       41,896       27,983       18,640
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    13.04   $   15.894   $   16.935   $   15.815
Value at end of period                                                        $    16.78   $    13.04   $   15.894   $   16.935
Number of accumulation units outstanding at end of period                         77,041       45,787       25,563       15,146

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during December 1999)
Value at beginning of period                                                  $   12.638
Value at end of period                                                        $   13.753
Number of accumulation units outstanding at end of period                             17
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $    9.470
Value at end of period                                                        $   11.716
Number of accumulation units outstanding at end of period                             22
AIM V.I. GROWTH FUND
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $    9.783
Value at end of period                                                        $   12.069
Number of accumulation units outstanding at end of period                             23
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during January 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   14.847   $   12.930   $   12.790
Value at end of period                                                        $   16.455   $   14.847   $   12.930
Number of accumulation units outstanding at end of period                            270           51            6
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                  $   17.659   $   13.757   $   11.902
Value at end of period                                                        $   21.670   $   17.659   $   13.757
Number of accumulation units outstanding at end of period                         13,062       11,737          390
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   15.061   $   13.661   $   13.299
Value at end of period                                                        $   15.815   $   15.061   $   13.661
Number of accumulation units outstanding at end of period                         11,533        8,741            6

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    11.64   $   16.860   $   20.733   $   23.581
Value at end of period                                                        $    15.27   $    11.64   $   16.860   $   20.733
Number of accumulation units outstanding at end of period                        100,006       69,331       47,070       33,790
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during September 1997)
Value at beginning of period                                                  $     9.00   $   11.438   $   14.693   $   18.391
Value at end of period                                                        $    12.75   $     9.00   $   11.438   $   14.693
Number of accumulation units outstanding at end of period                         12,355       11,033        9,531        8,005
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2002)
Value at beginning of period                                                  $     9.22   $    11.64
Value at end of period                                                        $    12.04   $     9.22
Number of accumulation units outstanding at end of period                          9,229        2,036
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $     6.20   $     6.19
Value at end of period                                                        $     7.80   $     6.20
Number of accumulation units outstanding at end of period                            492           63
ING ALGER AGGRESSIVER GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $     5.02   $     5.38
Value at end of period                                                        $     7.17   $     5.02
Number of accumulation units outstanding at end of period                          6,235           10
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     6.50   $     7.58
Value at end of period                                                        $     8.62   $     6.50
Number of accumulation units outstanding at end of period                          2,792          742
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     8.08   $     9.75
Value at end of period                                                        $    10.81   $     8.08
Number of accumulation units outstanding at end of period                          1,134          126
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $     8.69   $     9.36
Value at end of period                                                        $    11.45   $     8.69
Number of accumulation units outstanding at end of period                          6,758          180

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   17.374   $   12.612   $   11.704
Value at end of period                                                        $   23.581   $   17.374   $   12.612
Number of accumulation units outstanding at end of period                         23,472        9,906          214
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during September 1997)
Value at beginning of period                                                  $   13.056   $   11.726   $   12.512
Value at end of period                                                        $   18.391   $   13.056   $   11.726
Number of accumulation units outstanding at end of period                          6,718          688           22
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVER GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $     8.26   $     8.72
Value at end of period                                                        $    10.09   $     8.26
Number of accumulation units outstanding at end of period                            259            1
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     9.78   $   12.088   $   16.752   $   21.096
Value at end of period                                                        $    12.50   $     9.78   $   12.088   $   16.752
Number of accumulation units outstanding at end of period                          9,373        7,122        7,772        6,896
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $     9.17   $     8.85
Value at end of period                                                        $    11.78   $     9.17
Number of accumulation units outstanding at end of period                          1,085           16
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    10.90   $   15.800   $   21.264   $   22.836
Value at end of period                                                        $    13.78   $    10.90   $   15.800   $   21.264
Number of accumulation units outstanding at end of period                         20,661       16,371        9,841        6,816
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period                                                  $     8.32   $     8.51
Value at end of period                                                        $    10.83   $     8.32
Number of accumulation units outstanding at end of period                            662            7
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $    11.13
Value at end of period                                                        $    11.95
Number of accumulation units outstanding at end of period                          1,615
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     9.63   $    10.57
Value at end of period                                                        $    12.39   $     9.63
Number of accumulation units outstanding at end of period                          3,840          160
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $    10.72   $    10.14
Value at end of period                                                        $    11.01   $    10.72
Number of accumulation units outstanding at end of period                         19,253        4,226

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   13.485   $   11.465   $   11.323
Value at end of period                                                        $   21.096   $   13.485   $   11.465
Number of accumulation units outstanding at end of period                          3,170        2,493          189
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $   15.541   $   12.394
Value at end of period                                                        $   22.836   $   15.541
Number of accumulation units outstanding at end of period                          3,709        1,060
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     6.26   $    9.804   $   13.274   $   18.873
Value at end of period                                                        $     8.55   $     6.26   $    9.804   $   13.274
Number of accumulation units outstanding at end of period                         66,466       48,155       39,073       32,839
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $    11.90   $    12.02
Value at end of period                                                        $    16.53   $    11.90
Number of accumulation units outstanding at end of period                          1,180            5
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $     9.81   $    10.12
Value at end of period                                                        $    12.73   $     9.81
Number of accumulation units outstanding at end of period                          2,345          730
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $    11.34
Value at end of period                                                        $    12.93
Number of accumulation units outstanding at end of period                            773
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    13.39   $   17.679   $   19.939   $   20.196
Value at end of period                                                        $    17.32   $    13.39   $   17.679   $   19.939
Number of accumulation units outstanding at end of period                         28,395       15,100        7,849        2,906
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $    23.85
Value at end of period                                                        $    29.59
Number of accumulation units outstanding at end of period                          1,126
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $     7.06   $    9.524   $   12.190   $   12.922
Value at end of period                                                        $     8.72   $     7.06   $    9.524   $   12.190
Number of accumulation units outstanding at end of period                         14,768       10,578        8,680        4,913
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     8.31   $     8.58
Value at end of period                                                        $    10.64   $     8.31
Number of accumulation units outstanding at end of period                          4,065          758

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   12.666   $    9.891   $   10.015
Value at end of period                                                        $   18.873   $   12.666   $    9.891
Number of accumulation units outstanding at end of period                         26,072       21,617           99
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $   16.718   $   13.156
Value at end of period                                                        $   20.196   $   16.718
Number of accumulation units outstanding at end of period                          1,434        1,239
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $   10.549   $    8.597
Value at end of period                                                        $   12.922   $   10.549
Number of accumulation units outstanding at end of period                          3,583        3,244
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    14.03   $   15.842   $   16.747   $   17.052
Value at end of period                                                        $    16.47   $    14.03   $   15.842   $   16.747
Number of accumulation units outstanding at end of period                         33,013       16,260        7,085        6,532
ING VP BOND PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    14.60   $   13.650   $   12.711   $   11.738
Value at end of period                                                        $    15.33   $    14.60   $   13.650   $   12.711
Number of accumulation units outstanding at end of period                         53,049       44,358       28,418        9,827
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $     2.57   $    4.434   $    5.828   $    9.934
Value at end of period                                                        $     3.69   $     2.57   $    4.434   $    5.828
Number of accumulation units outstanding at end of period                         50,843       24,372       10,887        2,632
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                  $    10.10   $   13.641   $   16.929   $   19.253
Value at end of period                                                        $    12.58   $    10.10   $   13.641   $   16.929
Number of accumulation units outstanding at end of period                        102,355       80,183       75,992       53,513
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $     6.02   $     6.52
Value at end of period                                                        $     7.91   $     6.02
Number of accumulation units outstanding at end of period                            318           18
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    10.49   $   14.953   $   20.761   $   23.875
Value at end of period                                                        $    13.51   $    10.49   $   14.953   $   20.761
Number of accumulation units outstanding at end of period                         27,790       20,228       14,690       10,084
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 1997)
Value at beginning of period                                                  $    13.63   $   17.587   $   20.618   $   23.044
Value at end of period                                                        $    16.98   $    13.63   $   17.587   $   20.618
Number of accumulation units outstanding at end of period                         90,606       55,062       34,503       23,353
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                                  $    12.48   $   14.374   $   14.751   $   12.455
Value at end of period                                                        $    16.32   $    12.48   $   14.374   $   14.751
Number of accumulation units outstanding at end of period                         64,629       36,994        9,459        2,019

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   15.199   $   13.161   $   11.921
Value at end of period                                                        $   17.052   $   15.199   $   13.161
Number of accumulation units outstanding at end of period                          2,089        1,535          133
ING VP BOND PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $   11.975   $   11.217
Value at end of period                                                        $   11.738   $   11.975
Number of accumulation units outstanding at end of period                            521        1,197
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                  $   16.603   $   14.684   $   12.851
Value at end of period                                                        $   19.253   $   16.603   $   14.684
Number of accumulation units outstanding at end of period                         35,468       35,133        1,646
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $   17.912   $   12.876
Value at end of period                                                        $   23.875   $   17.912
Number of accumulation units outstanding at end of period                          7,486        5,419
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 1997)
Value at beginning of period                                                  $   18.772   $   14.444   $   14.070
Value at end of period                                                        $   23.044   $   18.772   $   14.444
Number of accumulation units outstanding at end of period                          6,043          594           10
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                                  $   10.154
Value at end of period                                                        $   12.455
Number of accumulation units outstanding at end of period                          1,234

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during April 2000)
Value at beginning of period                                                  $     9.07   $   10.579   $   10.461   $    8.614
Value at end of period                                                        $    12.19   $     9.07   $   10.579   $   10.461
Number of accumulation units outstanding at end of period                         41,585       19,031        4,435          693
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                                  $     6.25   $    8.632   $   11.484   $   14.594
Value at end of period                                                        $     8.15   $     6.25   $    8.632   $   11.484
Number of accumulation units outstanding at end of period                         10,368        6,407        3,881        1,174
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period                                                  $     7.97   $     9.93
Value at end of period                                                        $    10.23   $     7.97
Number of accumulation units outstanding at end of period                          6,812        2,895
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $     6.83   $     6.79
Value at end of period                                                        $     8.83   $     6.83
Number of accumulation units outstanding at end of period                          2,286          118
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     6.92   $     8.84
Value at end of period                                                        $     9.33   $     6.92
Number of accumulation units outstanding at end of period                          2,261          197
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    12.50   $   12.453   $   12.133   $   11.548
Value at end of period                                                        $    12.45   $    12.50   $   12.453   $   12.133
Number of accumulation units outstanding at end of period                         85,894       68,473       31,487       24,433
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during January 2001 and June 1997)
Value at beginning of period                                                  $    10.09   $   10.436   $   11.497   $   10.753
Value at end of period                                                        $    13.01   $    10.09   $   10.436   $   11.832
Number of accumulation units outstanding at end of period                            106           99           40            0
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    14.46   $   19.070   $   18.568   $   17.617
Value at end of period                                                        $    19.63   $    14.46   $   19.070   $   18.568
Number of accumulation units outstanding at end of period                         36,393       26,952       15,435        9,885

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during April 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                                  $   10.086
Value at end of period                                                        $   14.594
Number of accumulation units outstanding at end of period                            126
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $   11.128   $   10.746
Value at end of period                                                        $   11.548   $   11.128
Number of accumulation units outstanding at end of period                         11,404        6,649
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during January 2001 and June 1997)
Value at beginning of period                                                  $    9.543   $   12.022   $   11.717
Value at end of period                                                        $   10.753   $    9.543   $   12.022
Number of accumulation units outstanding at end of period                             71           53           35
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $   13.633   $   13.203
Value at end of period                                                        $   17.617   $   13.633
Number of accumulation units outstanding at end of period                          8,928        7,548

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $     4.98   $     7.76
Value at end of period                                                        $     6.82   $     4.98
Number of accumulation units outstanding at end of period                          4,177        1,120
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    11.97   $   13.395   $   14.584   $   14.705
Value at end of period                                                        $    14.12   $    11.97   $   13.395   $   14.584
Number of accumulation units outstanding at end of period                         21,897       14,720       13,693       11,050
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    11.51   $   13.515   $   15.472   $   15.770
Value at end of period                                                        $    14.13   $    11.51   $   13.515   $   15.472
Number of accumulation units outstanding at end of period                         14,993        9,024        8,645        4,619
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during October 1997)
Value at beginning of period                                                  $    12.96   $   13.720   $   14.231   $   13.748
Value at end of period                                                        $    14.55   $    12.96   $   13.720   $   14.231
Number of accumulation units outstanding at end of period                          8,080        9,559        8,425        7,350
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    13.44   $   18.388   $   20.602   $   18.930
Value at end of period                                                        $    16.54   $    13.44   $   18.388   $   20.602
Number of accumulation units outstanding at end of period                         31,378       20,086        7,402        1,988
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    18.63   $   20.161   $   21.424   $   22.188
Value at end of period                                                        $    20.98   $    18.63   $   20.161   $   21.424
Number of accumulation units outstanding at end of period                         93,301       55,959       29,572       18,356
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    15.82   $   14.497   $   13.626   $   12.985
Value at end of period                                                        $    16.62   $    15.82   $   14.497   $   13.626
Number of accumulation units outstanding at end of period                         36,940       20,938       10,488        6,997
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during September 1997)
Value at beginning of period                                                  $    11.43   $   15.745   $   21.184   $   25.103
Value at end of period                                                        $    14.87   $    11.43   $   15.745   $   21.184
Number of accumulation units outstanding at end of period                         65,450       53,355       39,970       25,076

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   13.510   $   12.917   $   12.024
Value at end of period                                                        $   14.705   $   13.510   $   12.917
Number of accumulation units outstanding at end of period                          9,107        8,075           93
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   13.965   $   13.557   $   12.564
Value at end of period                                                        $   15.770   $   13.965   $   13.557
Number of accumulation units outstanding at end of period                          1,617        1,249          253
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during October 1997)
Value at beginning of period                                                  $   12.998   $   12.308   $   12.362
Value at end of period                                                        $   13.748   $   12.998   $   12.308
Number of accumulation units outstanding at end of period                          5,897        5,866            2
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $   16.030   $   12.844
Value at end of period                                                        $   18.930   $   16.030
Number of accumulation units outstanding at end of period                          2,022        1,234
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $   17.724   $   13.370
Value at end of period                                                        $   22.188   $   17.724
Number of accumulation units outstanding at end of period                          7,932          798
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $   12.940   $   12.112
Value at end of period                                                        $   12.985   $   12.940
Number of accumulation units outstanding at end of period                          1,754          126
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during September 1997)
Value at beginning of period                                                  $   17.653   $   13.177   $   13.270
Value at end of period                                                        $   25.103   $   17.653   $   13.177
Number of accumulation units outstanding at end of period                          9,890        5,365           32

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     8.93   $   12.550   $   20.990   $   31.172
Value at end of period                                                        $    11.92   $     8.93   $   12.550   $   20.990
Number of accumulation units outstanding at end of period                        130,328      102,069       72,228       41,375
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    13.29   $   18.058   $   23.577   $   28.308
Value at end of period                                                        $    16.27   $    13.29   $   18.058   $   23.577
Number of accumulation units outstanding at end of period                         80,106       66,041       51,271       32,758
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period                                                  $     7.85   $    9.703   $    9.427
Value at end of period                                                        $    10.16   $     7.85   $    9.703
Number of accumulation units outstanding at end of period                         30,858        4,069            4
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $     8.32   $     9.68
Value at end of period                                                        $    10.25   $     8.32
Number of accumulation units outstanding at end of period                         13,050        4,185
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during August 1999)
Value at beginning of period                                                  $    10.87   $   14.137   $   16.275   $   15.681
Value at end of period                                                        $    15.35   $    10.87   $   14.137   $   16.275
Number of accumulation units outstanding at end of period                         71,069       35,587       11,458        3,912
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during January 1999)
Value at beginning of period                                                  $    11.19   $   10.545   $   10.185   $   10.048
Value at end of period                                                        $    13.05   $    11.19   $   10.545   $   10.185
Number of accumulation units outstanding at end of period                         10,023        5,514        2,707        2,119
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     7.99   $     9.34
Value at end of period                                                        $     9.67   $     7.99
Number of accumulation units outstanding at end of period                          5,906        1,075
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $     7.53   $     7.93
Value at end of period                                                        $     9.21   $     7.53
Number of accumulation units outstanding at end of period                          7,854          239

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   14.003   $   10.561   $    9.646
Value at end of period                                                        $   31.172   $   14.003   $   10.561
Number of accumulation units outstanding at end of period                         17,486        4,812          262
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   17.430   $   13.690   $   13.125
Value at end of period                                                        $   28.308   $   17.430   $   13.690
Number of accumulation units outstanding at end of period                         19,060       10,441          273
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during August 1999)
Value at beginning of period                                                  $   11.614
Value at end of period                                                        $   15.681
Number of accumulation units outstanding at end of period                              8
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during January 1999)
Value at beginning of period                                                  $    9.869
Value at end of period                                                        $   10.048
Number of accumulation units outstanding at end of period                              9
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period                                                  $     8.73   $    10.38
Value at end of period                                                        $    11.86   $     8.73
Number of accumulation units outstanding at end of period                          5,002          316

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                   TABLE XXIV
  FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $     6.84   $    9.155   $   12.091   $   13.748
Value at end of period                                                        $     8.74   $     6.84   $    9.155   $   12.091
Number of accumulation units outstanding at end of period                          3,132        1,967        1,797          640
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $     6.27   $    7.523   $    9.878   $   11.712
Value at end of period                                                        $     7.70   $     6.27   $    7.523   $    9.878
Number of accumulation units outstanding at end of period                          6,389       12,359        9,769        4,846
AIM V.I. GROWTH FUND
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $     4.21   $    6.179   $    9.469   $   12.064
Value at end of period                                                        $     5.45   $     4.21   $    6.179   $    9.469
Number of accumulation units outstanding at end of period                          1,069          385        2,225          961
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during November 2000)
Value at beginning of period                                                  $     5.76   $    8.363   $    9.691   $   11.502
Value at end of period                                                        $     7.11   $     5.76   $    8.363   $    9.691
Number of accumulation units outstanding at end of period                          2,612        1,543        1,317        1,329
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    12.51   $   14.427   $   15.707   $   16.426
Value at end of period                                                        $    14.73   $    12.51   $   14.427   $   15.707
Number of accumulation units outstanding at end of period                          4,323        2,163        1,989        1,433
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    15.45   $   17.270   $   19.938   $   21.631
Value at end of period                                                        $    19.60   $    15.45   $   17.270   $   19.938
Number of accumulation units outstanding at end of period                          4,024        4,346        6,241       10,383
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    12.99   $   15.850   $   16.896   $   15.786
Value at end of period                                                        $    16.72   $    12.99   $   15.850   $   16.896
Number of accumulation units outstanding at end of period                         15,625       10,472        8,325        6,031

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $    9.857
Value at end of period                                                        $   13.748
Number of accumulation units outstanding at end of period                             54
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $   10.636
Value at end of period                                                        $   11.712
Number of accumulation units outstanding at end of period                            893
AIM V.I. GROWTH FUND
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $    9.916
Value at end of period                                                        $   12.064
Number of accumulation units outstanding at end of period                            105
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during November 2000)
Value at beginning of period                                                  $   10.847
Value at end of period                                                        $   11.494
Number of accumulation units outstanding at end of period                             10
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   14.827   $   12.919   $   11.742
Value at end of period                                                        $   16.426   $   14.827   $   12.919
Number of accumulation units outstanding at end of period                             44           13           44
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   17.636   $   13.746   $   11.031
Value at end of period                                                        $   21.631   $   17.636   $   13.746
Number of accumulation units outstanding at end of period                         12,867       10,681        7,728
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   15.041   $   13.650   $   10.942
Value at end of period                                                        $   15.786   $   15.041   $   13.650
Number of accumulation units outstanding at end of period                          4,118        3,612        7,817

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                  $    11.60   $   16.812   $   20.684   $   23.538
Value at end of period                                                        $    15.21   $    11.60   $   16.812   $   20.684
Number of accumulation units outstanding at end of period                         26,754       15,963       14,252       23,713
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                  $     8.97   $   11.406   $   14.659   $   18.357
Value at end of period                                                        $    12.70   $     8.97   $   11.406   $   14.659
Number of accumulation units outstanding at end of period                          3,721        2,003        1,871        2,481
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     9.22   $    11.46
Value at end of period                                                        $    12.02   $     9.22
Number of accumulation units outstanding at end of period                             42          111
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     6.90
Value at end of period                                                        $     7.79
Number of accumulation units outstanding at end of period                             70
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     6.77
Value at end of period                                                        $     7.16
Number of accumulation units outstanding at end of period                             65
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     9.75   $   12.054   $   16.714   $   21.057
Value at end of period                                                        $    12.45   $     9.75   $   12.054   $   16.714
Number of accumulation units outstanding at end of period                             98          505          503        1,108
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    10.86   $   15.755   $   21.214   $   22.794
Value at end of period                                                        $    13.73   $    10.86   $   15.755   $   21.214
Number of accumulation units outstanding at end of period                          1,999        2,413        3,331        2,742
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $    10.96
Value at end of period                                                        $    11.95
Number of accumulation units outstanding at end of period                            169

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                  $   17.351   $   12.601   $   10.724
Value at end of period                                                        $   23.538   $   17.351   $   12.601
Number of accumulation units outstanding at end of period                          7,251        2,636        2,031
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                  $   13.039   $   11.716   $   11.785
Value at end of period                                                        $   18.357   $   13.039   $   11.716
Number of accumulation units outstanding at end of period                            469          408          348
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   13.467   $   11.456   $   11.314
Value at end of period                                                        $   21.057   $   13.467   $   11.456
Number of accumulation units outstanding at end of period                            462          313          200
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   15.520   $   12.406   $   12.230
Value at end of period                                                        $   22.794   $   15.520   $   12.406
Number of accumulation units outstanding at end of period                          4,032        1,074          237
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $    11.06
Value at end of period                                                        $    12.38
Number of accumulation units outstanding at end of period                            137
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $    10.71   $    10.35
Value at end of period                                                        $    11.00   $    10.71
Number of accumulation units outstanding at end of period                          4,202          639
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     6.24   $    9.776   $   13.244   $   18.838
Value at end of period                                                        $     8.51   $     6.24   $    9.776   $   13.244
Number of accumulation units outstanding at end of period                          7,087        1,042        2,994       11,429
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    13.35   $   17.629   $   19.893   $   20.160
Value at end of period                                                        $    17.25   $    13.35   $   17.629   $   19.893
Number of accumulation units outstanding at end of period                          5,379          223          559        5,083
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     7.04   $    9.497   $   12.162   $   12.898
Value at end of period                                                        $     8.68   $     7.04   $    9.497   $   12.162
Number of accumulation units outstanding at end of period                          1,817        1,314          642        2,272
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     9.28
Value at end of period                                                        $    10.63
Number of accumulation units outstanding at end of period                            388
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    13.99   $   15.797   $   16.708   $   17.021
Value at end of period                                                        $    16.41   $    13.99   $   15.797   $   16.708
Number of accumulation units outstanding at end of period                            894          468        3,721        4,388
ING VP BOND PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                  $    14.56   $   13.611   $   12.681   $   11.717
Value at end of period                                                        $    15.27   $    14.56   $   13.611   $   12.681
Number of accumulation units outstanding at end of period                          9,239        8,314        4,921        7,648

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   12.649   $    9.883   $   10.007
Value at end of period                                                        $   18.838   $   12.649   $    9.883
Number of accumulation units outstanding at end of period                          7,480        5,462        3,595
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   16.696   $   13.256   $   12.991
Value at end of period                                                        $   20.160   $   16.696   $   13.256
Number of accumulation units outstanding at end of period                          3,215        2,748        1,649
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   10.535   $    8.677   $    8.848
Value at end of period                                                        $   12.898   $   10.535   $    8.677
Number of accumulation units outstanding at end of period                          6,221        5,146        1,788
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   15.179   $   13.150   $   11.717
Value at end of period                                                        $   17.021   $   15.179   $   13.150
Number of accumulation units outstanding at end of period                            113            8          459
ING VP BOND PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                  $   11.959   $   11.203   $   10.974
Value at end of period                                                        $   11.717   $   11.959   $   11.203
Number of accumulation units outstanding at end of period                         36,650       59,443          279

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period                                                  $     2.57   $    4.430   $    5.826   $   10.134
Value at end of period                                                        $     3.69   $     2.57   $    4.430   $    5.826
Number of accumulation units outstanding at end of period                            133        2,978        2,131          857
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                  $    10.07   $   13.603   $   16.890   $   19.218
Value at end of period                                                        $    12.53   $    10.07   $   13.603   $   16.890
Number of accumulation units outstanding at end of period                         10,759        1,236       10,253       12,706
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during February 1999)
Value at beginning of period                                                  $    10.46   $   14.918   $   20.723   $   23.843
Value at end of period                                                        $    13.46   $    10.46   $   14.918   $   20.723
Number of accumulation units outstanding at end of period                          8,072        5,414        4,067        6,817
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    13.59   $   17.541   $   20.574   $   23.006
Value at end of period                                                        $    16.92   $    13.59   $   17.541   $   20.574
Number of accumulation units outstanding at end of period                         16,186       16,377       12,543       18,316
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $    12.45   $   14.348   $   14.731   $   12.445
Value at end of period                                                        $    16.28   $    12.45   $   14.348   $   14.731
Number of accumulation units outstanding at end of period                         12,239       11,165        1,285        1,744
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $     9.05   $   10.559   $   10.447   $    9.637
Value at end of period                                                        $    12.16   $     9.05   $   10.559   $   10.447
Number of accumulation units outstanding at end of period                            390        1,406          172           22
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $     6.24   $    8.616   $   11.468   $   14.582
Value at end of period                                                        $     7.72   $     6.24   $    8.616   $   11.468
Number of accumulation units outstanding at end of period                              0           51           92          174
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     7.97   $     9.86
Value at end of period                                                        $    10.22   $     7.97
Number of accumulation units outstanding at end of period                            432           15

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                  $   16.581   $   14.672   $   12.519
Value at end of period                                                        $   19.218   $   16.581   $   14.672
Number of accumulation units outstanding at end of period                          4,575        2,880        3,082
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during February 1999)
Value at beginning of period                                                  $   18.880
Value at end of period                                                        $   23.843
Number of accumulation units outstanding at end of period                            318
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   18.751   $   14.435   $   11.470
Value at end of period                                                        $   23.006   $   18.751   $   14.435
Number of accumulation units outstanding at end of period                         14,317       12,423        8,665
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $   10.887   $    9.805
Value at end of period                                                        $   12.445   $   10.887
Number of accumulation units outstanding at end of period                            385           41
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $    8.812   $    8.198
Value at end of period                                                        $    9.637   $    8.812
Number of accumulation units outstanding at end of period                            468           49
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $   10.019
Value at end of period                                                        $   14.582
Number of accumulation units outstanding at end of period                            149
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    12.46   $   12.418   $   12.105   $   11.527
Value at end of period                                                        $    12.41   $    12.46   $   12.418   $   12.105
Number of accumulation units outstanding at end of period                         20,580       18,597       17,088       11,514
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during April 1997
and November 2003)
Value at beginning of period                                                  $    11.20
Value at end of period                                                        $    12.96
Number of accumulation units outstanding at end of period                             60
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2000)
Value at beginning of period                                                  $    14.42   $   19.024   $   18.534   $   21.056
Value at end of period                                                        $    19.56   $    14.42   $   19.024   $   18.534
Number of accumulation units outstanding at end of period                          7,535        6,069        4,254       14,212
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $     4.77
Value at end of period                                                        $     6.81
Number of accumulation units outstanding at end of period                             82
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                  $    11.93   $   13.357   $   14.550   $   14.679
Value at end of period                                                        $    14.07   $    11.93   $   13.357   $   14.550
Number of accumulation units outstanding at end of period                          4,870        5,796        5,657       14,624
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                  $    11.47   $   13.477   $   15.436   $   15.742
Value at end of period                                                        $    14.08   $    11.47   $   13.477   $   15.436
Number of accumulation units outstanding at end of period                          5,547        8,197        7,857       12,799
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    12.92   $   13.681   $   14.198   $   13.723
Value at end of period                                                        $    14.49   $    12.92   $   13.681   $   14.198
Number of accumulation units outstanding at end of period                          2,876        2,236        2,683        6,774
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    13.41   $   18.345   $   20.564   $   18.904
Value at end of period                                                        $    16.49   $    13.41   $   18.345   $   20.564
Number of accumulation units outstanding at end of period                          6,566        4,993        1,796        8,401

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   11.114   $   10.676   $   10.358
Value at end of period                                                        $   11.527   $   11.114   $   10.676
Number of accumulation units outstanding at end of period                          5,569       13,000        8,302
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during April 1997
and November 2003)
Value at beginning of period                                                               $   12.012   $   10.678
Value at end of period                                                                     $    9.340   $   12.012
Number of accumulation units outstanding at end of period                                           0            5
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                  $   13.492   $   12.906   $   11.380
Value at end of period                                                        $   14.679   $   13.492   $   12.906
Number of accumulation units outstanding at end of period                            870          521          641
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                  $   13.946   $   13.546   $   11.759
Value at end of period                                                        $   15.742   $   13.946   $   13.546
Number of accumulation units outstanding at end of period                          2,120        1,424          855
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   12.981   $   12.298   $   11.401
Value at end of period                                                        $   13.723   $   12.981   $   12.298
Number of accumulation units outstanding at end of period                          1,546       30,755           74
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $   16.016   $   15.827
Value at end of period                                                        $   18.904   $   16.016
Number of accumulation units outstanding at end of period                            192           88

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    18.57   $   20.104   $   21.374   $   22.147
Value at end of period                                                        $    20.90   $    18.57   $   20.104   $   21.374
Number of accumulation units outstanding at end of period                         12,879       11,296       14,744       11,435
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period                                                  $    15.76   $   14.457   $   13.595   $   12.961
Value at end of period                                                        $    16.56   $    15.76   $   14.457   $   13.595
Number of accumulation units outstanding at end of period                          2,115        3,824          773        1,972
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    11.39   $   15.701   $   21.135   $   25.057
Value at end of period                                                        $    14.81   $    11.39   $   15.701   $   21.135
Number of accumulation units outstanding at end of period                          6,559       11,318       10,657       11,631
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                  $     8.90   $   12.515   $   20.942   $   31.116
Value at end of period                                                        $    11.87   $     8.90   $   12.515   $   20.942
Number of accumulation units outstanding at end of period                         16,830       19,223       18,927       25,985
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    13.24   $   18.008   $   23.522   $   28.257
Value at end of period                                                        $    16.21   $    13.24   $   18.008   $   23.522
Number of accumulation units outstanding at end of period                         11,024        7,372       12,768       22,895
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period                                                  $     8.32
Value at end of period                                                        $    10.15
Number of accumulation units outstanding at end of period                            879
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $     8.79
Value at end of period                                                        $    10.24
Number of accumulation units outstanding at end of period                            799
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $    10.85   $   14.111   $   16.253   $   15.668
Value at end of period                                                        $    15.31   $    10.85   $   14.111   $   16.253
Number of accumulation units outstanding at end of period                          8,643        4,249        1,535          526

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   17.701   $   13.354   $   12.113
Value at end of period                                                        $   22.147   $   17.701   $   13.354
Number of accumulation units outstanding at end of period                          2,769          668          369
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period                                                  $   12.923   $   12.225
Value at end of period                                                        $   12.961   $   12.923
Number of accumulation units outstanding at end of period                          4,549        8,960
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   17.630   $   13.166   $   10.962
Value at end of period                                                        $   25.057   $   17.630   $   13.166
Number of accumulation units outstanding at end of period                          4,722          911          637
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                  $   13.985   $   10.552   $    8.944
Value at end of period                                                        $   31.116   $   13.985   $   10.552
Number of accumulation units outstanding at end of period                          9,014        3,586        2,527
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   17.407   $   13.679   $   11.961
Value at end of period                                                        $   28.257   $   17.407   $   13.679
Number of accumulation units outstanding at end of period                         14,291        6,473        2,018
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $   10.015   $    9.965
Value at end of period                                                        $   15.668   $   10.015
Number of accumulation units outstanding at end of period                             31          139

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during July 2000)
Value at beginning of period                                                  $    11.16   $   10.526   $   10.172   $   10.252
Value at end of period                                                        $    13.01   $    11.16   $   10.526   $   10.172
Number of accumulation units outstanding at end of period                          3,557        2,281          133          171
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $     7.98   $     8.35
Value at end of period                                                        $     9.66   $     7.98
Number of accumulation units outstanding at end of period                            631           65
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $     8.17
Value at end of period                                                        $    11.84
Number of accumulation units outstanding at end of period                            886

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during July 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE XXV
  FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $     6.81   $    9.131   $   12.070   $   14.449
Value at end of period                                                        $     8.70   $     6.81   $    9.131   $   12.070
Number of accumulation units outstanding at end of period                         12,366       14,842       10,570        4,731
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $     6.25   $    7.503   $    9.862   $   11.707
Value at end of period                                                        $     7.66   $     6.25   $    7.503   $    9.862
Number of accumulation units outstanding at end of period                         22,662       24,026       16,420        5,051
AIM V.I. GROWTH FUND
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $     4.19   $    6.163   $    9.453   $   12.056
Value at end of period                                                        $     5.43   $     4.19   $    6.163   $    9.453
Number of accumulation units outstanding at end of period                         28,201       22,780       10,441        2,382
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during August 1999)
Value at beginning of period                                                  $     5.74   $    8.341   $    9.675   $   11.494
Value at end of period                                                        $     7.07   $     5.74   $    8.341   $    9.675
Number of accumulation units outstanding at end of period                         13,707       10,687        4,552        1,954
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during February 1999)
Value at beginning of period                                                  $    12.43   $   14.346   $   15.634   $   16.366
Value at end of period                                                        $    14.62   $    12.43   $   14.346   $   15.634
Number of accumulation units outstanding at end of period                         14,376        9,985        4,471        1,624
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $    15.35   $   17.173   $   19.846   $   21.552
Value at end of period                                                        $    19.45   $    15.35   $   17.173   $   19.846
Number of accumulation units outstanding at end of period                         40,920       32,586       24,304        9,052
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    12.91   $   15.760   $   16.817   $   15.729
Value at end of period                                                        $    16.59   $    12.91   $   15.760   $   16.817
Number of accumulation units outstanding at end of period                         61,026       41,444       18,022        1,913

                                                                                 1999         1998
                                                                              ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
AIM V.I. GROWTH FUND
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $   10.959
Value at end of period                                                        $   12.056
Number of accumulation units outstanding at end of period                              3
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during August 1999)
Value at beginning of period                                                  $   10.003
Value at end of period                                                        $   11.486
Number of accumulation units outstanding at end of period                            507
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during February 1999)
Value at beginning of period                                                  $   14.950
Value at end of period                                                        $   16.366
Number of accumulation units outstanding at end of period                            508
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $   17.590   $   15.738
Value at end of period                                                        $   21.552   $   17.590
Number of accumulation units outstanding at end of period                          3,062        1,990
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $   15.001   $   15.124
Value at end of period                                                        $   15.729   $   15.001
Number of accumulation units outstanding at end of period                          1,189        2,077

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    11.52   $   16.718   $   20.589   $   23.453
Value at end of period                                                        $    15.09   $    11.52   $   16.718   $   20.589
Number of accumulation units outstanding at end of period                         76,228       67,276       51,222       10,224
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     8.92   $   11.341   $   14.591   $   18.291
Value at end of period                                                        $    12.60   $     8.92   $   11.341   $   14.591
Number of accumulation units outstanding at end of period                          4,455        3,642        2,208          626
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2002)
Value at beginning of period                                                  $     9.20   $    10.23
Value at end of period                                                        $    11.99   $     9.20
Number of accumulation units outstanding at end of period                          1,647          376
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $     6.19   $     6.33
Value at end of period                                                        $     7.78   $     6.19
Number of accumulation units outstanding at end of period                            359          100
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $     5.01   $     4.57
Value at end of period                                                        $     7.14   $     5.01
Number of accumulation units outstanding at end of period                          4,213           76
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $     6.48   $     6.83
Value at end of period                                                        $     8.59   $     6.48
Number of accumulation units outstanding at end of period                            618           43
ING AMERICAN CENTRUY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $     8.07   $     8.29
Value at end of period                                                        $    10.79   $     8.07
Number of accumulation units outstanding at end of period                          3,999        2,784
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $     8.68   $     7.86
Value at end of period                                                        $    11.42   $     8.68
Number of accumulation units outstanding at end of period                          2,488        1,267

                                                                                1999         1998
                                                                             ----------   ----------
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                 $   17.305   $   14.386
Value at end of period                                                       $   23.453   $   17.305
Number of accumulation units outstanding at end of period                         6,554        4,116
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                 $   13.005   $   13.828
Value at end of period                                                       $   18.291   $   13.005
Number of accumulation units outstanding at end of period                           156          113
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN CENTRUY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $     8.25   $     7.46
Value at end of period                                                        $    10.05   $     8.25
Number of accumulation units outstanding at end of period                            534           67
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     9.68   $   11.986   $   16.636   $   20.981
Value at end of period                                                        $    12.36   $     9.68   $   11.986   $   16.636
Number of accumulation units outstanding at end of period                          5,543        5,015        4,501        1,838
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     9.16   $     8.89
Value at end of period                                                        $    11.75   $     9.16
Number of accumulation units outstanding at end of period                            450           56
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    10.79   $   15.667   $   21.116   $   22.712
Value at end of period                                                        $    13.63   $    10.79   $   15.667   $   21.116
Number of accumulation units outstanding at end of period                        17,.906       13,651       10,076        1,603
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $     8.31   $     8.36
Value at end of period                                                        $    10.80   $     8.31
Number of accumulation units outstanding at end of period                            386            1
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $    11.38
Value at end of period                                                        $    11.95
Number of accumulation units outstanding at end of period                          1,227
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     9.61   $    11.10
Value at end of period                                                        $    12.35   $     9.61
Number of accumulation units outstanding at end of period                            940          106
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $    10.70   $    10.11
Value at end of period                                                        $    10.98   $    10.70
Number of accumulation units outstanding at end of period                          7,014        2,706

                                                                                 1999         1998
                                                                              ----------   ----------
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $   13.431   $   13.542
Value at end of period                                                        $   20.981   $   13.431
Number of accumulation units outstanding at end of period                            182          125
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $   15.479   $   14.631
Value at end of period                                                        $   22.712   $   15.479
Number of accumulation units outstanding at end of period                             95           46
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     6.20   $    9.721   $   13.182   $   18.770
Value at end of period                                                        $     8.45   $     6.20   $    9.721   $   13.182
Number of accumulation units outstanding at end of period                         22,622       23,926       20,142        3,932
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $    12.46
Value at end of period                                                        $    16.48
Number of accumulation units outstanding at end of period                            612
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     9.80   $    12.30
Value at end of period                                                        $    12.69   $     9.80
Number of accumulation units outstanding at end of period                            974           80
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $    11.34
Value at end of period                                                        $    12.92
Number of accumulation units outstanding at end of period                             59
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    13.26   $   17.530   $   19.801   $   20.086
Value at end of period                                                        $    17.12   $    13.26   $   17.530   $   19.801
Number of accumulation units outstanding at end of period                         19,593       19,639       11,447        2,103
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $    23.54   $    23.54
Value at end of period                                                        $    29.49   $    23.54
Number of accumulation units outstanding at end of period                            139            8
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     6.99   $    9.443   $   12.105   $   12.851
Value at end of period                                                        $     8.62   $     6.99   $    9.443   $   12.105
Number of accumulation units outstanding at end of period                          5,696        7,524        6,502        3,599
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $     8.30   $     8.42
Value at end of period                                                        $    10.61   $     8.30
Number of accumulation units outstanding at end of period                          1,449          382

                                                                                 1999         1998
                                                                              ----------   ----------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $   12.616   $   11.707
Value at end of period                                                        $   18.770   $   12.616
Number of accumulation units outstanding at end of period                          1,615          928
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $   16.652   $   15.190
Value at end of period                                                        $   20.086   $   16.652
Number of accumulation units outstanding at end of period                          2,478        1,525
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $   10.507   $    9.977
Value at end of period                                                        $   12.851   $   10.507
Number of accumulation units outstanding at end of period                            406          220
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    13.89   $   15.708   $   16.631   $   16.960
Value at end of period                                                        $    16.28   $    13.89   $   15.708   $   16.631
Number of accumulation units outstanding at end of period                         25,464       22,210       11,109        3,655
ING VP BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    14.46   $   13.535   $   12.623   $   11.674
Value at end of period                                                        $    15.16   $    14.46   $   13.535   $   12.623
Number of accumulation units outstanding at end of period                         35,550       25,842       10,134        3,130
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period                                                  $     2.56   $    4.422   $    5.822   $   10.067
Value at end of period                                                        $     3.67   $     2.56   $    4.422   $    5.822
Number of accumulation units outstanding at end of period                         20,643       16,998        9,124        2,174
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $    10.00   $   13.526   $   16.812   $   19.148
Value at end of period                                                        $    12.44   $    10.00   $   13.526   $   16.812
Number of accumulation units outstanding at end of period                         40,201       50,158       43,851       23,600
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $     6.00   $     6.32
Value at end of period                                                        $     7.88   $     6.00
Number of accumulation units outstanding at end of period                            716           33
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    10.40   $   14.847   $   20.646   $   23.778
Value at end of period                                                        $    13.37   $    10.40   $   14.847   $   20.646
Number of accumulation units outstanding at end of period                         13,147       12,192        8,808        2,989
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    13.50   $   17.448   $   20.486   $   22.930
Value at end of period                                                        $    16.79   $    13.50   $   17.448   $   20.486
Number of accumulation units outstanding at end of period                         63,684       57,597       41,188        9,814
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $    12.39   $   14.295   $   14.692   $   12.564
Value at end of period                                                        $    16.18   $    12.39   $   14.295   $   14.692
Number of accumulation units outstanding at end of period                         40,269       29,652       10,547        1,017

                                                                                 1999         1998
                                                                              ----------   ----------
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $   15.139   $   14.278
Value at end of period                                                        $   16.960   $   15.139
Number of accumulation units outstanding at end of period                          1,122          533
ING VP BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $   11.927   $   11.423
Value at end of period                                                        $   11.674   $   11.927
Number of accumulation units outstanding at end of period                            324          189
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period                                                  $   16.537   $   16.562
Value at end of period                                                        $   19.148   $   16.537
Number of accumulation units outstanding at end of period                          2,977          934
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $   17.865   $   15.724
Value at end of period                                                        $   23.778   $   17.865
Number of accumulation units outstanding at end of period                            746          211
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $   18.708   $   16.556
Value at end of period                                                        $   22.930   $   18.708
Number of accumulation units outstanding at end of period                          1,399          173
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $     9.00   $   10.520   $   10.419   $    9.746
Value at end of period                                                        $    12.09   $     9.00   $   10.520   $   10.419
Number of accumulation units outstanding at end of period                         21,695       15,568        7,760        2,255
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $     6.21   $    8.584   $   11.437   $   14.557
Value at end of period                                                        $     8.08   $     6.21   $    8.584   $   11.437
Number of accumulation units outstanding at end of period                          5,218        4,758        3,041          423
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     7.96   $     9.87
Value at end of period                                                        $    10.20   $     7.96
Number of accumulation units outstanding at end of period                          1,188          221
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $     6.82   $     7.09
Value at end of period                                                        $     8.81   $     6.82
Number of accumulation units outstanding at end of period                             49           26
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $     6.90   $     6.99
Value at end of period                                                        $     9.30   $     6.90
Number of accumulation units outstanding at end of period                            738           27
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    12.37   $   12.348   $   12.049   $   11.485
Value at end of period                                                        $    12.31   $    12.37   $   12.348   $   12.049
Number of accumulation units outstanding at end of period                         54,737       44,831       28,987        6,042
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during April 2001)
Value at beginning of period                                                  $     9.99   $   10.348   $   11.955
Value at end of period                                                        $    12.86   $     9.99   $   10.348
Number of accumulation units outstanding at end of period                            141          112           82
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                                  $    14.33   $   18.935   $   18.465   $   17.545
Value at end of period                                                        $    19.43   $    14.33   $   18.935   $   18.465
Number of accumulation units outstanding at end of period                         22,131       16,365        8,634        2,612

                                                                                 1999         1998
                                                                              ----------   ----------
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $   10.925
Value at end of period                                                        $   14.557
Number of accumulation units outstanding at end of period                             21
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $   11.084   $   10.821
Value at end of period                                                        $   11.485   $   11.084
Number of accumulation units outstanding at end of period                            441          161
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during April 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                                  $   13.598   $   11.872
Value at end of period                                                        $   17.545   $   13.598
Number of accumulation units outstanding at end of period                            283           72

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $     4.97   $     4.83
Value at end of period                                                        $     6.80   $     4.97
Number of accumulation units outstanding at end of period                          2,828           95
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    11.85   $   13.282   $   14.483   $   14.625
Value at end of period                                                        $    13.96   $    11.85   $   13.282   $   14.483
Number of accumulation units outstanding at end of period                         25,055       16,363       11,787        4,151
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    11.40   $   13.401   $   15.365   $   15.685
Value at end of period                                                        $    13.97   $    11.40   $   13.401   $   15.365
Number of accumulation units outstanding at end of period                         11,677        8,357        5,179        3,008
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                                  $    12.83   $   13.604   $   14.132   $   13.673
Value at end of period                                                        $    14.38   $    12.83   $   13.604   $   14.132
Number of accumulation units outstanding at end of period                          7,472        4,846        2,548        1,038
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    13.33   $   18.258   $   20.488   $   18.852
Value at end of period                                                        $    16.38   $    13.33   $   18.258   $   20.488
Number of accumulation units outstanding at end of period                         19,927       13,590        5,534        1,417
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    18.44   $   19.991   $   21.276   $   22.067
Value at end of period                                                        $    20.74   $    18.44   $   19.991   $   21.276
Number of accumulation units outstanding at end of period                         56,454       58,868       46,953       23,489
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    15.66   $   14.375   $   13.532   $   12.914
Value at end of period                                                        $    16.43   $    15.66   $   14.375   $   13.532
Number of accumulation units outstanding at end of period                         20,452       19,587       13,733        5,876
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)                    $    11.31   $   15.612   $   21.038   $   24.966
Value at beginning of period                                                  $    14.70   $    11.31   $   15.612   $   21.038
Value at end of period                                                            26,960       29,468       24,527        6,689
Number of accumulation units outstanding at end of period

                                                                                 1999         1998
                                                                              ----------   ----------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $   13.457   $   13.846
Value at end of period                                                        $   14.625   $   13.457
Number of accumulation units outstanding at end of period                          1,479          501
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $   13.910   $   14.731
Value at end of period                                                        $   15.685   $   13.910
Number of accumulation units outstanding at end of period                            457          136
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                                  $   12.666
Value at end of period                                                        $   13.673
Number of accumulation units outstanding at end of period                            125
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $   15.988   $   15.181
Value at end of period                                                        $   18.852   $   15.988
Number of accumulation units outstanding at end of period                            136           39
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $   17.654   $   15.102
Value at end of period                                                        $   22.067   $   17.654
Number of accumulation units outstanding at end of period                          1,224          564
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $   12.889   $   12.375
Value at end of period                                                        $   12.914   $   12.889
Number of accumulation units outstanding at end of period                            169           30
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)                    $   17.584   $   15.123
Value at beginning of period                                                  $   24.966   $   17.584
Value at end of period                                                             3,143        2,368
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 1998)                  $     8.84   $   12.444   $   20.845   $   31.003
Value at beginning of period                                                  $    11.78   $     8.84   $   12.444   $   20.845
Value at end of period                                                            81,861       80,916       61,718       18,685
Number of accumulation units outstanding at end of period
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during April 1998)                  $    13.15   $   17.906   $   23,414   $   28.154
Value at beginning of period                                                  $    16.08   $    13.15   $   17.906   $   23,414
Value at end of period                                                            63,635       62,240       49,761       18,965
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2001)              $     7.84   $    9.696   $    8.366
Value at beginning of period                                                  $    10.12   $     7.84   $    9.696
Value at end of period                                                            15,854        2,197           60
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)                    $     8.30   $     9.71
Value at beginning of period                                                  $    10.22   $     8.30
Value at end of period                                                            10,530        1,689
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during July 1998)                   $    10.79   $   14.059   $   16.210   $   15.641
Value at beginning of period                                                  $    15.22   $    10.79   $   14.059   $   16.210
Value at end of period                                                            44,561       24,847        8,512        1,536
Number of accumulation units outstanding at end of period
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during February 2000)               $    11.11   $   10.487   $   10.144   $   10.064
Value at beginning of period                                                  $    12.94   $    11.11   $   10.487   $   10.144
Value at end of period                                                             6,513        4,167        2,048          710
Number of accumulation units outstanding at end of period
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during September 2001)              $     7.97   $    9.603   $    9.055
Value at beginning of period                                                  $     9.64   $     7.97   $    9.603
Value at end of period                                                             2,254          569           63
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period                                                  $     7.52   $    9.414   $    8.475
Value at end of period                                                        $     9.17   $     7.52   $    9.414
Number of accumulation units outstanding at end of period                            657           18            3

                                                                                 1999         1998
                                                                              ----------   ----------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 1998)                  $   13.948   $   11.943
Value at beginning of period                                                  $   31.003   $   13.948
Value at end of period                                                             2,357        1,441
Number of accumulation units outstanding at end of period
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during April 1998)                  $   17.361   $   16.231
Value at beginning of period                                                  $   28.154   $   17.361
Value at end of period                                                             2,148          649
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during July 1998)                   $   10.008   $   10.041
Value at beginning of period                                                  $   15.641   $   10.008
Value at end of period                                                                31           14
Number of accumulation units outstanding at end of period
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during February 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     8.72   $    10.52
Value at end of period                                                        $    11.81   $     8.72
Number of accumulation units outstanding at end of period                          4,470          109

                                                                                 1999         1998
                                                                              ----------   ----------
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                   TABLE XXVI
  FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during January 2000)
Value at beginning of period                                                  $     6.79   $    9.106   $   12.050   $   14.116
Value at end of period                                                        $     8.66   $     6.79   $    9.106   $   12.050
Number of accumulation units outstanding at end of period                          7,895        4,963        2,667        1,233
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $     6.22   $    7.483   $    9.845   $   11.695
Value at end of period                                                        $     7.63   $     6.22   $    7.483   $    9.845
Number of accumulation units outstanding at end of period                          6,078        4,301        3,567        3,046
AIM V.I. GROWTH FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $     4.18   $    6.146   $    9.437   $   12.048
Value at end of period                                                        $     5.40   $     4.18   $    6.146   $    9.437
Number of accumulation units outstanding at end of period                          3,623        2,014          905          343
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $     5.71   $    8.318   $    9.658   $   11.486
Value at end of period                                                        $     7.04   $     5.71   $    8.318   $    9.658
Number of accumulation units outstanding at end of period                          3,091        2,096        1,183          588
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $    12.35   $   14.265   $   15.562   $   16.306
Value at end of period                                                        $    14.51   $    12.35   $   14.265   $   15.562
Number of accumulation units outstanding at end of period                            720        1,029          371          148
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $    15.25   $   17.076   $   19.755   $   21.474
Value at end of period                                                        $    19.30   $    15.25   $   17.076   $   19.755
Number of accumulation units outstanding at end of period                         15,543       11,482        9,811       11,468
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $    12.82   $   15.672   $   16.740   $   15.672
Value at end of period                                                        $    16.46   $    12.82   $   15.672   $   16.740
Number of accumulation units outstanding at end of period                          9,402        7,109        4,805        4,922

                                                                                 1999         1998         1997         1996
                                                                              ----------   ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during January 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $    9.550
Value at end of period                                                        $   11.695
Number of accumulation units outstanding at end of period                             22
AIM V.I. GROWTH FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $    9.898
Value at end of period                                                        $   12.048
Number of accumulation units outstanding at end of period                            135
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during November 1999)
Value at beginning of period                                                  $   10.442
Value at end of period                                                        $   11.502
Number of accumulation units outstanding at end of period                             67
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $   14.749   $   12.877   $   10.955
Value at end of period                                                        $   16.306   $   14.749   $   12.877
Number of accumulation units outstanding at end of period                          3,026        1,709        1,007
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $   17.543   $   13.701   $   11.436
Value at end of period                                                        $   21.474   $   17.543   $   13.701
Number of accumulation units outstanding at end of period                         14,452       11,751        8,704
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $   14.961   $   13.606   $   10.905
Value at end of period                                                        $   15.672   $   14.961   $   13.606
Number of accumulation units outstanding at end of period                         11,235        9,414        9,207

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $    11.45   $   16.624   $   20.494   $   23.368
Value at end of period                                                        $    14.98   $    11.45   $   16.624   $   20.494
Number of accumulation units outstanding at end of period                         17,712       13,681        4,427        5,157
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $     8.86   $   11.278   $   14.523   $   18.224
Value at end of period                                                        $    12.51   $     8.86   $   11.278   $   14.523
Number of accumulation units outstanding at end of period                          3,208          929           37           28
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2001)
Value at beginning of period                                                  $     9.19   $   10.282   $    9.925
Value at end of period                                                        $    11.96   $     9.19   $   10.282
Number of accumulation units outstanding at end of period                            123          244           17
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $     7.09
Value at end of period                                                        $     7.76
Number of accumulation units outstanding at end of period                             72
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $     5.10
Value at end of period                                                        $     7.13
Number of accumulation units outstanding at end of period                            495
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $     6.25
Value at end of period                                                        $     8.57
Number of accumulation units outstanding at end of period                          1,835
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $     9.11
Value at end of period                                                        $    10.77
Number of accumulation units outstanding at end of period                            174
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $     8.72
Value at end of period                                                        $    11.40
Number of accumulation units outstanding at end of period                            533

                                                                                 1999         1998         1997         1996
                                                                              ----------   ----------   ----------   ----------
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $   17.259   $   12.560   $   10.537
Value at end of period                                                        $   23.368   $   17.259   $   12.560
Number of accumulation units outstanding at end of period                         30,213       12,956        2,793
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $   12.971   $   11.678   $   10.566
Value at end of period                                                        $   18.224   $   12.971   $   11.678
Number of accumulation units outstanding at end of period                            956          468          107
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                                  $     7.77
Value at end of period                                                        $    10.03
Number of accumulation units outstanding at end of period                            475
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     9.62   $   11.919   $   16.559   $   20.905
Value at end of period                                                        $    12.27   $     9.62   $   11.919   $   16.559
Number of accumulation units outstanding at end of period                          3,713        2,929        2,880        2,838
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $     9.15   $     9.36
Value at end of period                                                        $    11.73   $     9.15
Number of accumulation units outstanding at end of period                            377           10
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    10.72   $   15.579   $   21.019   $   22.629
Value at end of period                                                        $    13.52   $    10.72   $   15.579   $   21.019
Number of accumulation units outstanding at end of period                          4,476        4,712        1,302        1,517
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $     9.02
Value at end of period                                                        $    10.78
Number of accumulation units outstanding at end of period                            169
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     9.60   $    10.14
Value at end of period                                                        $    12.33   $     9.60
Number of accumulation units outstanding at end of period                            115           40
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $    10.70   $    10.13
Value at end of period                                                        $    10.97   $    10.70
Number of accumulation units outstanding at end of period                          4,380          855
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     6.16   $    9.666   $   13.121   $   18.702
Value at end of period                                                        $     8.39   $     6.16   $    9.666   $   13.121
Number of accumulation units outstanding at end of period                         11,485        8,558        7,301        6,877

                                                                                 1999         1998         1997         1996
                                                                              ----------   ----------   ----------   ----------
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   13.396   $   11.418   $   11.279
Value at end of period                                                        $   20.905   $   13.396   $   11.418
Number of accumulation units outstanding at end of period                          3,469        3,208        2,665
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   15.438   $   12.365   $   12.192
Value at end of period                                                        $   22.629   $   15.438   $   12.365
Number of accumulation units outstanding at end of period                          1,541        1,256           80
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   12.582   $    9.850   $    9.976
Value at end of period                                                        $   18.702   $   12.582   $    9.850
Number of accumulation units outstanding at end of period                          7,942        5,349        2,413

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $    11.86   $    12.83
Value at end of period                                                        $    16.44   $    11.86
Number of accumulation units outstanding at end of period                            276            5
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                                  $     9.61
Value at end of period                                                        $    12.66
Number of accumulation units outstanding at end of period                            251
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    13.17   $   17.431   $   19.710   $   20.013
Value at end of period                                                        $    16.99   $    13.17   $   17.431   $   19.710
Number of accumulation units outstanding at end of period                          1,848          841          517          981
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $    24.80
Value at end of period                                                        $    29.43
Number of accumulation units outstanding at end of period                             65
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     6.95   $    9.390   $   12.049   $   12.805
Value at end of period                                                        $     8.55   $     6.95   $    9.390   $   12.049
Number of accumulation units outstanding at end of period                          3,955        1,840        1,483        5,882
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                                  $     8.22
Value at end of period                                                        $    10.59
Number of accumulation units outstanding at end of period                            258
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $    13.80   $   15.620   $   16.554   $   16.898
Value at end of period                                                        $    16.16   $    13.80   $   15.620   $   16.554
Number of accumulation units outstanding at end of period                          4,502        1,841        1,077          409
ING VP BOND PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $    14.36   $   13.459   $   12.564   $   11.632
Value at end of period                                                        $    15.04   $    14.36   $   13.459   $   12.564
Number of accumulation units outstanding at end of period                         15,265        7,603        1,612          695

                                                                                 1999         1998         1997         1996
                                                                              ----------   ----------   ----------   ----------
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   16.608   $   13.212   $   12.951
Value at end of period                                                        $   20.013   $   16.608   $   13.212
Number of accumulation units outstanding at end of period                          7,740        5,824        3,802
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   10.479   $    8.649   $    8.821
Value at end of period                                                        $   12.805   $   10.479   $    8.649
Number of accumulation units outstanding at end of period                          1,992        1,814          442
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $   15.099   $   13.107   $   11.009
Value at end of period                                                        $   16.898   $   15.099   $   13.107
Number of accumulation units outstanding at end of period                         10,946        9,091        7,997
ING VP BOND PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $   11.896   $   11.166   $   10.442
Value at end of period                                                        $   11.632   $   11.896   $   11.166
Number of accumulation units outstanding at end of period                          6,253       27,680        2,940

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period                                                  $     2.55   $    4.414   $    5.818   $   10.630
Value at end of period                                                        $     3.66   $     2.55   $    4.414   $    5.818
Number of accumulation units outstanding at end of period                          4,834        1,513          297            7
ING VP GROWTH AND INCOME PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     9.94   $   13.450   $   16.734   $   19.078
Value at end of period                                                        $    12.34   $     9.94   $   13.450   $   16.734
Number of accumulation units outstanding at end of period                         15,853       12,590        9,105       13,522
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    10.34   $   14.777   $   20.569   $   23.713
Value at end of period                                                        $    13.28   $    10.34   $   14.777   $   20.569
Number of accumulation units outstanding at end of period                          6,483        5,243        4,078        5,215
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $    13.42   $   17.356   $   20.399   $   22.855
Value at end of period                                                        $    16.67   $    13.42   $   17.356   $   20.399
Number of accumulation units outstanding at end of period                         12,701        8,926        5,902        6,603
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $    12.33   $   14.242   $   14.653   $   12.403
Value at end of period                                                        $    16.09   $    12.33   $   14.242   $   14.653
Number of accumulation units outstanding at end of period                          7,103        3,356          918          341
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $     8.96   $   10.481   $   10.391   $    9.604
Value at end of period                                                        $    12.02   $     8.96   $   10.481   $   10.391
Number of accumulation units outstanding at end of period                          5,706        1,210           92          117
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during January 1999)
Value at beginning of period                                                  $     6.18   $    8.553   $   11.407   $   14.532
Value at end of period                                                        $     8.04   $     6.18   $    8.553   $   11.407
Number of accumulation units outstanding at end of period                          2,052        1,150          588          232

                                                                                 1999         1998         1997         1996
                                                                              ----------   ----------   ----------   ----------
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $   16.493   $   14.624   $   11.429   $   10.000
Value at end of period                                                        $   19.078   $   16.493   $   14.624   $   11.429
Number of accumulation units outstanding at end of period                         55,797       47,950       40,309            5
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $   17.834   $   13.027
Value at end of period                                                        $   23.713   $   17.834
Number of accumulation units outstanding at end of period                          5,473        3,470
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $   18.665   $   14.397   $   11.374
Value at end of period                                                        $   22.855   $   18.665   $   14.397
Number of accumulation units outstanding at end of period                         22,097       16,814        3,156
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $   10.872   $    9.216
Value at end of period                                                        $   12.403   $   10.872
Number of accumulation units outstanding at end of period                            161           45
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period                                                  $    8.800   $    7.150
Value at end of period                                                        $    9.604   $    8.800
Number of accumulation units outstanding at end of period                            233           78
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during January 1999)
Value at beginning of period                                                  $   10.050
Value at end of period                                                        $   14.532
Number of accumulation units outstanding at end of period                             36

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     7.95   $     9.30
Value at end of period                                                        $    10.17   $     7.95
Number of accumulation units outstanding at end of period                          1,101           20
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $     7.73
Value at end of period                                                        $     8.80
Number of accumulation units outstanding at end of period                              8
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     6.89   $     8.56
Value at end of period                                                        $     9.28   $     6.89
Number of accumulation units outstanding at end of period                            489           21
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $    12.29   $   12.279   $   11.993   $   11.443
Value at end of period                                                        $    12.22   $    12.29   $   12.279   $   11.993
Number of accumulation units outstanding at end of period                         16,499       15,705        4,959        1,424
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during January 1997)
Value at beginning of period                                                                                         $   10.655
Value at end of period                                                                                               $   10.674
Number of accumulation units outstanding at end of period                                                                     0
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 1997)
Value at beginning of period                                                  $    14.25   $   18.845   $   18.396   $   17.497
Value at end of period                                                        $    19.30   $    14.25   $   18.845   $   18.396
Number of accumulation units outstanding at end of period                          6,128        3,557        2,243        1,486
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     4.96   $     5.57
Value at end of period                                                        $     6.78   $     4.96
Number of accumulation units outstanding at end of period                          1,629           19
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $    11.77   $   13.207   $   14.416   $   14.572
Value at end of period                                                        $    13.85   $    11.77   $   13.207   $   14.416
Number of accumulation units outstanding at end of period                          6,057          957          842          472

                                                                                 1999         1998         1997         1996
                                                                              ----------   ----------   ----------   ----------
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $   11.055   $   10.641   $   10.249
Value at end of period                                                        $   11.443   $   11.055   $   10.641
Number of accumulation units outstanding at end of period                         14,503       13,218       13,868
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $    9.480   $   11.973   $   11.712
Value at end of period                                                        $   10.655   $    9.480   $   11.973
Number of accumulation units outstanding at end of period                            147          318          627
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 1997)
Value at beginning of period                                                  $   13.574   $   13.629   $   13.952
Value at end of period                                                        $   17.497   $   13.574   $   13.629
Number of accumulation units outstanding at end of period                          3,951        3,581           47
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $   13.421   $   12.864   $   11.093
Value at end of period                                                        $   14.572   $   13.421   $   12.864
Number of accumulation units outstanding at end of period                         15,405       22,768       30,806

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $    11.32   $   13.326   $   15.294   $   15.628
Value at end of period                                                        $    13.87   $    11.32   $   13.326   $   15.294
Number of accumulation units outstanding at end of period                          9,371        5,892        4,550          671
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    12.75   $   13.527   $   14.067   $   13.623
Value at end of period                                                        $    14.27   $    12.75   $   13.527   $   14.067
Number of accumulation units outstanding at end of period                          1,231          431          189          370
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $    13.25   $   18.172   $   20.412   $   18.801
Value at end of period                                                        $    16.27   $    13.25   $   18.172   $   20.412
Number of accumulation units outstanding at end of period                          3,258        1,899          906          461
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $    18.32   $   19.879   $   21.177   $   21.987
Value at end of period                                                        $    20.58   $    18.32   $   19.879   $   21.177
Number of accumulation units outstanding at end of period                         16,935       12,591        3,646       11,525
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    15.56   $   14.294   $   13.469   $   12.867
Value at end of period                                                        $    16.31   $    15.56   $   14.294   $   13.469
Number of accumulation units outstanding at end of period                          8,331        3,758          820          637
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $    11.24   $   15.524   $   20.940   $   24.875
Value at end of period                                                        $    14.58   $    11.24   $   15.524   $   20.940
Number of accumulation units outstanding at end of period                         16,359       10,147        6,365        5,216
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $     8.78   $   12.374   $   20.748   $   30.890
Value at end of period                                                        $    11.69   $     8.78   $   12.374   $   20.748
Number of accumulation units outstanding at end of period                         29,900       23,241       13,963       12,541

                                                                                 1999         1998         1997         1996
                                                                              ----------   ----------   ----------   ----------
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $   13.873   $   13.502   $   11.422
Value at end of period                                                        $   15.628   $   13.873   $   13.502
Number of accumulation units outstanding at end of period                         12,770       14,280        9,985
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   12.913   $   12.257   $   10.835
Value at end of period                                                        $   13.623   $   12.913   $   12.257
Number of accumulation units outstanding at end of period                          7,896       14,097       14,983
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period                                                  $   15.960   $   13.237   $   12.103
Value at end of period                                                        $   18.801   $   15.960   $   13.237
Number of accumulation units outstanding at end of period                          2,344        2,432          795
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $   17.607   $   13.310   $   11.136
Value at end of period                                                        $   21.987   $   17.607   $   13.310
Number of accumulation units outstanding at end of period                         31,263       20,319        2,801
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   12.855   $   11.960   $   10.955
Value at end of period                                                        $   12.867   $   12.855   $   11.960
Number of accumulation units outstanding at end of period                            669          248          118
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $   17.537   $   13.123   $   11.002
Value at end of period                                                        $   24.875   $   17.537   $   13.123
Number of accumulation units outstanding at end of period                         10,931        8,842        5,724
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)
Value at beginning of period                                                  $   13.911   $   10.518   $    9.477   $   10.000
Value at end of period                                                        $   30.890   $   13.911   $   10.518   $    9.477
Number of accumulation units outstanding at end of period                         19,942       13,650       12,648            9

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $    13.07   $   17.806   $   23.305   $   28.052
Value at end of period                                                        $    15.96   $    13.07   $   17.806   $   23.305
Number of accumulation units outstanding at end of period                         21,793       18,919       12.161       16,550
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     7.83   $     8.71
Value at end of period                                                        $    10.10   $     7.83
Number of accumulation units outstanding at end of period                         17,999        1,173
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     8.29   $     9.38
Value at end of period                                                        $    10.19   $     8.29
Number of accumulation units outstanding at end of period                          2,013           14
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during January 2000)
Value at beginning of period                                                  $    10.74   $   14.007   $   16.166   $   15.883
Value at end of period                                                        $    15.14   $    10.74   $   14.007   $   16.166
Number of accumulation units outstanding at end of period                          5,011        2,334          611          508
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    11.06   $   10.449   $   10.117   $   10.006
Value at end of period                                                        $    12.86   $    11.06   $   10.449   $   10.117
Number of accumulation units outstanding at end of period                            601          298          201          134
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     7.96   $     8.05
Value at end of period                                                        $     9.61   $     7.96
Number of accumulation units outstanding at end of period                            196           15
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during August 2001)
Value at beginning of period                                                  $     8.70   $    9.949   $    9.832
Value at end of period                                                        $    11.79   $     8.70   $    9.949
Number of accumulation units outstanding at end of period                            763        1,207          271

                                                                                 1999         1998         1997         1996
                                                                              ----------   ----------   ----------   ----------
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period                                                  $   17.315   $   13.634   $   11.483
Value at end of period                                                        $   28.052   $   17.315   $   13.634
Number of accumulation units outstanding at end of period                         34,244       23,085       16,828
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during January 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    9.878   $    9.973
Value at end of period                                                        $   10.006   $    9.878
Number of accumulation units outstanding at end of period                             69            3
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during August 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                   TABLE XXVII
                     FOR CONTRACTS ISSUED UNDER 401(a) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.87%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $     6.93   $    9.248   $   12.160   $   14.837
Value at end of period                                                        $     8.90   $     6.93   $    9.248   $   12.160
Number of accumulation units outstanding at end of period                         83,843       59,703       34,825       11,676
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $     6.36   $    7.599   $    9.935   $   11.807
Value at end of period                                                        $     7.84   $     6.36   $    7.599   $    9.935
Number of accumulation units outstanding at end of period                         52,534       40,518       28,283       15,235
AIM V.I. GROWTH FUND
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $     4.27   $    6.242   $    9.524   $   12.619
Value at end of period                                                        $     5.56   $     4.27   $    6.242   $    9.524
Number of accumulation units outstanding at end of period                         50,869       39,204       24,342        9,126
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $     5.84   $    8.448   $    9.746   $   11.438
Value at end of period                                                        $     7.24   $     5.84   $    8.448   $    9.746
Number of accumulation units outstanding at end of period                         83,509       73,360       51,883       27,162
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    12.80   $   14.702   $   15.937   $   16.973
Value at end of period                                                        $    15.15   $    12.80   $   14.702   $   15.937
Number of accumulation units outstanding at end of period                         29,408       22,236       23,099       20,994
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    15.82   $   17.599   $   20.231   $   21.474
Value at end of period                                                        $    20.14   $    15.82   $   17.599   $   20.231
Number of accumulation units outstanding at end of period                        205,147      164,571      145,752      139,446
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    13.30   $   16.152   $   17.143   $   15.457
Value at end of period                                                        $    17.18   $    13.30   $   16.152   $   17.143
Number of accumulation units outstanding at end of period                        139,461      128,462       96,375       74,096

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    11.87   $   17.133   $   20.988   $   24.889
Value at end of period                                                        $    15.63   $    11.87   $   17.133   $   20.988
Number of accumulation units outstanding at end of period                        307,462      252,527      199,671      158,991
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $     9.19   $   11.623   $   14.874   $   17.531
Value at end of period                                                        $    13.06   $     9.19   $   11.623   $   14.874
Number of accumulation units outstanding at end of period                         39,231       29,083       25,656       21,267
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     9.27   $    11.39
Value at end of period                                                        $    12.15   $     9.27
Number of accumulation units outstanding at end of period                         23,921       17,423
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $     7.13
Value at end of period                                                        $     7.87
Number of accumulation units outstanding at end of period                             30
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     5.04   $     6.64
Value at end of period                                                        $     7.22   $     5.04
Number of accumulation units outstanding at end of period                         27,550          363
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $     6.52   $     6.66
Value at end of period                                                        $     8.69   $     6.52
Number of accumulation units outstanding at end of period                          1,440          266
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     8.10   $     9.96
Value at end of period                                                        $    10.88   $     8.10
Number of accumulation units outstanding at end of period                          3,821          582
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     8.71   $     9.98
Value at end of period                                                        $    11.52   $     8.71
Number of accumulation units outstanding at end of period                         10,787        2,214

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     8.30   $     7.96
Value at end of period                                                        $    10.17   $     8.30
Number of accumulation units outstanding at end of period                          2,095          283
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $     9.98   $   12.284   $   16.959   $   19.321
Value at end of period                                                        $    12.80   $     9.98   $   12.284   $   16.959
Number of accumulation units outstanding at end of period                         39,739       36,269       37,912       39,738
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     9.19   $     9.97
Value at end of period                                                        $    11.85   $     9.19
Number of accumulation units outstanding at end of period                          4,366          246
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    11.12   $   16.056   $   21.526   $   24.748
Value at end of period                                                        $    14.11   $    11.12   $   16.056   $   21.526
Number of accumulation units outstanding at end of period                         53,129       46,446       50,046       45,922
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $     7.98
Value at end of period                                                        $    10.90
Number of accumulation units outstanding at end of period                          2,349
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $    10.57
Value at end of period                                                        $    11.32
Number of accumulation units outstanding at end of period                         16,754
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $    10.32
Value at end of period                                                        $    12.49
Number of accumulation units outstanding at end of period                          7,773
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $    10.74   $    10.01
Value at end of period                                                        $    11.08   $    10.74
Number of accumulation units outstanding at end of period                         14,594        2,299

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $     6.39   $    9.963   $   13.438   $   19.145
Value at end of period                                                        $     8.75   $     6.39   $    9.963   $   13.438
Number of accumulation units outstanding at end of period                        245,112      218,551      201,762      202,745
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $    11.95   $    11.50
Value at end of period                                                        $    16.66   $    11.95
Number of accumulation units outstanding at end of period                          3,073           41
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     9.86   $    11.27
Value at end of period                                                        $    12.83   $     9.86
Number of accumulation units outstanding at end of period                          6,384        2,998
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period                                                  $    10.28
Value at end of period                                                        $    12.21
Number of accumulation units outstanding at end of period                          1,222
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    13.66   $   17.965   $   20.185   $   21.893
Value at end of period                                                        $    17.73   $    13.66   $   17.965   $   20.185
Number of accumulation units outstanding at end of period                        113,727       90,221       95,738       86,755
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $    23.69   $    24.52
Value at end of period                                                        $    29.83   $    23.69
Number of accumulation units outstanding at end of period                            150           12
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $     7.21   $    9.678   $   12.340   $   13.783
Value at end of period                                                        $     8.93   $     7.21   $    9.678   $   12.340
Number of accumulation units outstanding at end of period                        158,490      145,709      135,544      134,121
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     8.83   $    10.12
Value at end of period                                                        $    10.71   $     8.83
Number of accumulation units outstanding at end of period                         76,703       41,039

                                                                                 2003         2002         2001         2000
                                                                              -----------  -----------  -----------  -----------
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $     14.31  $    16.098  $    16.953  $    17.735
Value at end of period                                                        $     16.87  $     14.31  $    16.098  $    16.953
Number of accumulation units outstanding at end of period                         324,731      324,476      338,782      348,078
ING VP BOND PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $     14.90  $    13.871  $    12.867  $    12.155
Value at end of period                                                        $     15.70  $     14.90  $    13.871  $    12.867
Number of accumulation units outstanding at end of period                         159,752      160,288      158,919      165,139
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $      2.60  $     4.461  $     5.842  $     9.939
Value at end of period                                                        $      3.75  $      2.60  $     4.461  $     5.842
Number of accumulation units outstanding at end of period                         179,378      100,645       78,903       18,107
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $     10.31  $    13.862  $    17.138  $    19.041
Value at end of period                                                        $     12.88  $     10.31  $    13.862  $    17.138
Number of accumulation units outstanding at end of period                       1,122,705    1,120,644    1,142,704    1,179,341
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      6.05  $      6.54
Value at end of period                                                        $      7.98  $      6.05
Number of accumulation units outstanding at end of period                           5,176          860
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $     10.68  $    15.161  $    20.969  $    26.062
Value at end of period                                                        $     13.80  $     10.68  $    15.161  $    20.969
Number of accumulation units outstanding at end of period                          75,902       68,948       61,211      59,7,69
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $     13.89  $    17.857  $    20.854  $    23.001
Value at end of period                                                        $     17.37  $     13.89  $    17.857  $    20.854
Number of accumulation units outstanding at end of period                         111,794       99,296       88,176       83,050
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $     12.67  $    14.536  $    14.860  $    14.131
Value at end of period                                                        $     16.63  $     12.67  $    14.536  $    14.860
Number of accumulation units outstanding at end of period                         144,460      102,598       37,986        8,616

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $     9.20   $   10.698   $   10.538   $    9.929
Value at end of period                                                        $    12.42   $     9.20   $   10.698   $   10.538
Number of accumulation units outstanding at end of period                         61,797       34,612       10,634        1,305
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $     6.34   $    8.729   $   11.568   $   14.803
Value at end of period                                                        $     8.31   $     6.34   $    8.729   $   11.568
Number of accumulation units outstanding at end of period                         18,617       13,962       11,003       11,241
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     8.02   $    10.18
Value at end of period                                                        $    10.33   $     8.02
Number of accumulation units outstanding at end of period                         22,552       20,079
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     6.85   $     8.73
Value at end of period                                                        $     8.89   $     6.85
Number of accumulation units outstanding at end of period                         13,397          729
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     6.95   $     8.46
Value at end of period                                                        $     9.42   $     6.95
Number of accumulation units outstanding at end of period                          9,077        1,705
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    12.75   $   12.655   $   12.282   $   11.938
Value at end of period                                                        $    12.75   $    12.75   $   12.655   $   12.282
Number of accumulation units outstanding at end of period                        146,479      153,168      143,580      119,289
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    10.29   $   10.605   $   12.726   $   11.307
Value at end of period                                                        $    13.32   $    10.29   $   10.605   $   12.726
Number of accumulation units outstanding at end of period                          7,396        7,621        6,888        6,520
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    14.71   $   19.334   $   18.754   $   20.872
Value at end of period                                                        $    20.05   $    14.71   $   19.334   $   18.754
Number of accumulation units outstanding at end of period                         94,805       79,164       79,782       68,242

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     5.01   $     6.75
Value at end of period                                                        $     6.88   $     5.01
Number of accumulation units outstanding at end of period                         19,479        8,794
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    12.21   $   13.611   $   14.763   $   14.969
Value at end of period                                                        $    14.46   $    12.21   $   13.611   $   14.763
Number of accumulation units outstanding at end of period                          7,691        6,581        7,214        6,471
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    11.74   $   13.734   $   15.662   $   16.192
Value at end of period                                                        $    14.47   $    11.74   $   13.734   $   15.662
Number of accumulation units outstanding at end of period                         23,106       20,535       18,369       15,300
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    13.22   $   13.942   $   14.406   $   14.232
Value at end of period                                                        $    14.89   $    13.22   $   13.942   $   14.406
Number of accumulation units outstanding at end of period                          3,842        3,767        2,429        1,444
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    13.68   $   18.644   $   20.809   $   19.863
Value at end of period                                                        $    16.90   $    13.68   $   18.644   $   20.809
Number of accumulation units outstanding at end of period                         45,412       57,926       49,203        8,034
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    19.00   $   20.487   $   21.688   $   22.439
Value at end of period                                                        $    21.48   $    19.00   $   20.487   $   21.688
Number of accumulation units outstanding at end of period                        156,124      157,507      120,125       90,307
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    16.13   $   14.732   $   13.794   $   13.199
Value at end of period                                                        $    17.02   $    16.13   $   14.732   $   13.794
Number of accumulation units outstanding at end of period                         38,676       35,934       26,491       21,144
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    11.66   $   16.000   $   21.445   $   25.641
Value at end of period                                                        $    15.22   $    11.66   $   16.000   $   21.445
Number of accumulation units outstanding at end of period                        123,990      113,817      105,687       84,667

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $     9.11   $   12.754   $   21.249   $   31.793
Value at end of period                                                        $    12.20   $     9.11   $   12.754   $   21.249
Number of accumulation units outstanding at end of period                        373,030      363,786      336,511      331,173
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    13.55   $   18.351   $   23.867   $   29.012
Value at end of period                                                        $    16.66   $    13.55   $   18.351   $   23.867
Number of accumulation units outstanding at end of period                        270,272      262,434      254,990      251,658
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     7.90   $     9.54
Value at end of period                                                        $    10.26   $     7.90
Number of accumulation units outstanding at end of period                         30,407        1,250
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     8.37   $     9.67
Value at end of period                                                        $    10.35   $     8.37
Number of accumulation units outstanding at end of period                         40,659        8,926
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    11.04   $   14.296   $   16.395   $   17.346
Value at end of period                                                        $    15.65   $    11.04   $   14.296   $   16.395
Number of accumulation units outstanding at end of period                        149,156      105,832       62,870       18,702
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during June 2000)
Value at beginning of period                                                  $    11.36   $   10.664   $   10.260   $   10.217
Value at end of period                                                        $    13.30   $    11.36   $   10.664   $   10.260
Number of accumulation units outstanding at end of period                         16,000        7,628        9,974        8,349
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     8.03   $     9.63
Value at end of period                                                        $     9.76   $     8.03
Number of accumulation units outstanding at end of period                          2,882          356
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     7.57   $     9.29
Value at end of period                                                        $     9.29   $     7.57
Number of accumulation units outstanding at end of period                          1,680           21

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     8.78   $    10.47
Value at end of period                                                        $    11.97   $     8.78
Number of accumulation units outstanding at end of period                          7,483        1,048

                         CONDENSED FINANCIAL INFORMATION

                                  TABLE XXVIII
     FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option
during May 1999)
Value at beginning of period                         $       6.85   $      9.168   $     12.101   $     13.753   $     10.217
Value at end of period                               $       8.76   $       6.85   $      9.168   $     12.101   $     13.753
Number of accumulation units outstanding at
end of period                                           1,061,605      1,036,027      1,022,141      1,020,762         77,470
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option
during May 1999)
Value at beginning of period                         $       6.28   $      7.534   $      9.887   $     11.716   $      9.627
Value at end of period                               $       7.72   $       6.28   $      7.534   $      9.887   $     11.716
Number of accumulation units outstanding at
end of period                                           2,531,856      2,594,514      2,942,079      2,698,140        470,277
AIM V.I. GROWTH FUND
(Funds were first received in this option
during May 1999)
Value at beginning of period                         $       4.22   $      6.188   $      9.477   $     12.069   $      9.513
Value at end of period                               $       5.47   $       4.22   $      6.188   $      9.477   $     12.069
Number of accumulation units outstanding at
end of period                                           1,388,622      1,261,471      1,216,675      1,068,221        240,556
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option
during May 1999)
Value at beginning of period                         $       5.77   $      8.375   $      9.699   $     11.506   $      9.747
Value at end of period                               $       7.12   $       5.77   $      8.375   $      9.699   $     11.506
Number of accumulation units outstanding at
end of period                                           1,091,485      1,084,132      1,044,830        862,416        405,286

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option
during May 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option
during May 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
AIM V.I. GROWTH FUND
(Funds were first received in this option
during May 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option
during May 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period

                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds have been in this option for more
than ten years)
Value at beginning of period                         $      17.32   $     19,962   $     21.722   $     22.705   $     20.485
Value at end of period                               $      20.41   $      17.32   $     19,962   $     21.722   $     22.705
Number of accumulation units outstanding at
end of period                                             937,301        889,478        947,780      1,065,388      1,118,008
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1995,
when the fund became available under the
contract)
Value at beginning of period                         $      17.21   $     19.223   $     22.182   $     24.053   $     19.601
Value at end of period                               $      21.83   $      17.21   $     19.223   $     22.182   $     24.053
Number of accumulation units outstanding at
end of period                                           9,251,982      8,483,150      8,115,293      8,555,653      9,498,614
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1995,
when the fund became available under the
contract)
Value at beginning of period                         $      15.11   $     18.426   $     19.632   $     18.334   $     17.459
Value at end of period                               $      19.45   $      15.11   $     18.426   $     19.632   $     18.334
Number of accumulation units outstanding at
end of period                                           5,980,707      5,512,953      5,040,744      4,252,752      5,366,553
FIDELITY(R) VIP GROWTH PORTFOLIO
Value at beginning of period                         $      12.83   $     18.588   $     22.858   $     25.999   $     19.155
Value at end of period                               $      16.83   $      12.83   $     18.588   $     22.858   $     25.999
Number of accumulation units outstanding at
end of period                                          10,095,142      9,741.645      9,927,690     10,298,747      9,652,436
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1995,
when the fund became available under the
contract)
Value at beginning of period                         $       9.42   $     11.968   $     15.374   $     19.243   $     13.662
Value at end of period                               $      13.34   $       9.42   $     11.968   $     15.374   $     19.243
Number of accumulation units outstanding at
end of period                                           1,102,295        655,914        619,427        655,335        676,303

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds have been in this option for more
than ten years)
Value at beginning of period                         $     17.840   $     15.044   $     13.527   $     10.554   $     11.036
Value at end of period                               $     20.485   $     17.840   $     15.044   $     13.527   $     10.554
Number of accumulation units outstanding at
end of period                                           1,306,652      1,499,989      1,313,324        966,098         21,141
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1995,
when the fund became available under the
contract)
Value at beginning of period                         $     15.270   $     12.455   $     10.397   $     10.000
Value at end of period                               $     19.601   $     15.270   $     12.455   $     10.397
Number of accumulation units outstanding at
end of period                                           9,575,608     11,399,666      6,812,870      2,116,732
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1995,
when the fund became available under the
contract)
Value at beginning of period                         $     15.837   $     12.518   $     11.092   $     10.000
Value at end of period                               $     17.459   $     15.837   $     12.518   $     11.092
Number of accumulation units outstanding at
end of period                                           6,281,077      7,111,490      5,007,706      1,660,304
FIDELITY(R) VIP GROWTH PORTFOLIO
Value at beginning of period                         $     13.904   $     11.402   $     10.066   $     10.000
Value at end of period                               $     19.155   $     13.904   $     11.402   $     10.066
Number of accumulation units outstanding at
end of period                                           7,144,438      6,586,698      5,171,098      1,833,794
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1995,
when the fund became available under the
contract)
Value at beginning of period                         $     12.269   $     11.137   $      9.961   $     10.000
Value at end of period                               $     13.662   $     12.269   $     11.137   $      9.961
Number of accumulation units outstanding at
end of period                                             651,566        718,565        487,709        196,090

                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option
during September 2001)
Value at beginning of period                         $       9.22   $     10.293   $      8.108
Value at end of period                               $      12.04   $       9.22   $     10.293
Number of accumulation units outstanding at
end of period                                             503,485        327,493          9,279
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period                         $       6.20   $       7.73
Value at end of period                               $       7.80   $       6.20
Number of accumulation units outstanding at
end of period                                              51,191         10,497
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period                         $       5.03   $       6.60
Value at end of period                               $       7.17   $       5.03
Number of accumulation units outstanding at
end of period                                             713,646         63,009
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period                         $       6.50   $       8.86
Value at end of period                               $       8.62   $       6.50
Number of accumulation units outstanding at
end of period                                             112,673         19.747
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period                         $       8.08   $      10.13
Value at end of period                               $      10.81   $       8.08
Number of accumulation units outstanding at
end of period                                             347,202        163,145

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option
during September 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period

                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period                         $       8.69   $      10.00
Value at end of period                               $      11.45   $       8.69
Number of accumulation units outstanding at
end of period                                             640,335        223,645
ING GOLDMAN SACHS(R)CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period                         $       8.26   $      10.28
Value at end of period                               $      10.09   $       8.26
Number of accumulation units outstanding at
end of period                                              26,246         13,555
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option
during November 1997)
Value at beginning of period                         $      14.49   $     17.910   $     24.820   $     31.255   $     19.978
Value at end of period                               $      18.52   $      14.49   $     17,910   $     24.820   $     31.255
Number of accumulation units outstanding at
end of period                                           2,190,759      2,328,539      2,680,991      3,143,512      3,509,645
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period                         $       9.17   $      10.06
Value at end of period                               $      11.78   $       9.17
Number of accumulation units outstanding at
end of period                                             184,071         63,570
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option
during November 1997)
Value at beginning of period                         $      16.93   $     24.548   $     33.037   $     35.480   $     24.145
Value at end of period                               $      21.41   $      16.93   $     24.548   $     33.037   $     35.480
Number of accumulation units outstanding at
end of period                                           2,119,819      2,219,659      2,564,561      2,778,966      2,035,825

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING GOLDMAN SACHS(R)CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option
during November 1997)
Value at beginning of period                         $     16.986   $     16.776
Value at end of period                               $     19.978   $     16.986
Number of accumulation units outstanding at
end of period                                           4,030,904      6,242,299
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option
during November 1997)
Value at beginning of period                         $     19.291   $     19.016
Value at end of period                               $     24.145   $     19.291
Number of accumulation units outstanding at
end of period                                           2,186,996      2,879,845

                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period                         $       8.32   $      10.06
Value at end of period                               $      10.83   $       8.32
Number of accumulation units outstanding at
end of period                                              54,284          7,342
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option
during May 2003)
Value at beginning of period                         $      10.48
Value at end of period                               $      11.76
Number of accumulation units outstanding at
end of period                                             394,705
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period                         $       9.63   $      11.38
Value at end of period                               $      12.39   $       9.63
Number of accumulation units outstanding at
end of period                                             403,314         18,221
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period                         $      10.72   $      10.00
Value at end of period                               $      11.01   $      10.72
Number of accumulation units outstanding at
end of period                                           1,363,707        912,688
ING SALOMON BROTHERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option
during November 1997)
Value at beginning of period                         $       9.45   $     14.795   $     20.033   $     28,481   $     19.114
Value at end of period                               $      12.90   $       9.45   $     14.795   $     20.033   $     28.481
Number of accumulation units outstanding at
end of period                                           7,469,334      7,376,607      8,308,496      9,202,749      9,740,294

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option
during May 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option
during November 1997)
Value at beginning of period                         $     14.927   $     15.114
Value at end of period                               $     19.114   $     14.927
Number of accumulation units outstanding at
end of period                                          11,377,408     16,549,322

                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period                         $      11.90   $      15.51
Value at end of period                               $      16.53   $      11.90
Number of accumulation units outstanding at
end of period                                             319,789         12,554
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period                         $       9.81   $      12.13
Value at end of period                               $      12.73   $       9.81
Number of accumulation units outstanding at
end of period                                             166,130         22,805
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option
during May 2003)
Value at beginning of period                         $      10.75
Value at end of period                               $      12.95
Number of accumulation units outstanding at
end of period                                             118,665
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option
during November 1997)
Value at beginning of period                         $      14.54   $     19.189   $     21.643   $     21.922   $     18.146
Value at end of period                               $      18.80   $      14.54   $     19.189   $     21.643   $     21.922
Number of accumulation units outstanding at
end of period                                           5,305,707      4,869,849      5,148,257      5,373,949      5,814,568
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period                         $      23.58   $      29.42
Value at end of period                               $      29.59   $      23.58
Number of accumulation units outstanding at
end of period                                              13,350          8,399

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option
during May 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option
during November 1997)
Value at beginning of period                         $     14.400   $     14.112
Value at end of period                               $     18.146   $     14.400
Number of accumulation units outstanding at
end of period                                           6,541,819      8,296,964
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period

                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option
during November 1997)
Value at beginning of period                         $      11.22   $     15.129   $     19.365   $     20.527   $     16.758
Value at end of period                               $      13.85   $      11.22   $     15.129   $     19.365   $     20.527
Number of accumulation units outstanding at
end of period                                           4,602,681      4,963,176      5,680,341      6,451,502      7,196,329
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period                         $       8.31   $       9.91
Value at end of period                               $      10.64   $       8.31
Number of accumulation units outstanding at
end of period                                           1,310,404        443,295
ING VP BALANCED PORTFOLIO, INC
(Funds have been in this option for more than
ten years)
Value at beginning of period                         $      20.06   $     22.642   $     23.936   $     24.372   $     21.723
Value at end of period                               $      23.54   $      20.06   $     22.642   $     23.936   $     24.372
Number of accumulation units outstanding at
end of period                                          12,798,574     13,616,148     15,791,704     18,322,641     21,610,375
ING VP BOND PORTFOLIO
(Funds have been in this option for more than
ten years)
Value at beginning of period                         $      17.24   $     16.115   $     15.007   $     13.859   $     14.137
Value at end of period                               $      18.10   $      17.24   $     16.115   $     15.007   $     13.859
Number of accumulation units outstanding at
end of period                                           9,306,487     10,976,890     11,769,149      9,870,708     11,928,359
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option
during May 2000)
Value at beginning of period                         $       2.57   $      4.436   $      5.831   $      9.999
Value at end of period                               $       3.70   $       2.57   $      4.436   $      5.831
Number of accumulation units outstanding at
end of period                                           5,560,964      3,646,831      3,252,927      2,082,586

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option
during November 1997)
Value at beginning of period                         $     13.795   $     14.067
Value at end of period                               $     16.758   $     13.795
Number of accumulation units outstanding at
end of period                                           8,758,123     11,539,850
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING VP BALANCED PORTFOLIO, INC
(Funds have been in this option for more than
ten years)
Value at beginning of period                         $     18.811   $     15.551   $     13.673   $     10.868   $     11.057
Value at end of period                               $     21.723   $     18.811   $     15.551   $     13.673   $     10.868
Number of accumulation units outstanding at
end of period                                          25,990,902     34,194,804     36,147,028     38,152,395     23,139,604
ING VP BOND PORTFOLIO
(Funds have been in this option for more than
ten years)
Value at beginning of period                         $     13.238   $     12.377   $     12.098   $     10.360   $     10.905
Value at end of period                               $     14.137   $     13.238   $     12.377   $     12.098   $     10.360
Number of accumulation units outstanding at
end of period                                          15,101,998     18,047,780     20,036,622     21,379,976     11,713,354
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option
during May 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period

                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
ING VP GROWTH AND INCOME PORTFOLIO
(Funds have been in this option for more than
ten years)
Value at beginning of period                         $      15.27   $     20.618   $     25.588   $     29.100   $     25.094
Value at end of period                               $      19.02   $      15.27   $     20.618   $     25.588   $     29.100
Number of accumulation units outstanding at
end of period                                          55,129,400     62,633,801     75,994,481     90,718,317    107,941,232
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period                         $       6.02   $       7.97
Value at end of period                               $       7.91   $       6.02
Number of accumulation units outstanding at
end of period                                              82,475         12,450
ING VP GROWTH PORTFOLIO
(Funds were first received in this option
during June 1997)
Value at beginning of period                         $      10.49   $     14.953   $     20.761   $     23.875   $     17.912
Value at end of period                               $      13.51   $      10.49   $     14.953   $     20.761   $     23.875
Number of accumulation units outstanding at
end of period                                           3,045,564      3,134,523      3,666,868      4,162,082      3,505,798
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1996,
when the portfolio became available under the
contract)
Value at beginning of period                         $      13.63   $     17.587   $     20.618   $     23.044   $     18.772
Value at end of period                               $      16.98   $      13.63   $     17.587   $     20.618   $     23.044
Number of accumulation units outstanding at
end of period                                          12,437,635     11,415,612     11,127,272     10,804,600     10,058,181
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option
during May 1998)
Value at beginning of period                         $      12.48   $     14.374   $     14.751   $     12.455   $     10.891
Value at end of period                               $      16.32   $      12.48   $     14.374   $     14.751   $     12.455
Number of accumulation units outstanding at
end of period                                           5,001,907      4,188,495      2,436,650      1,651,222        395,150

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
ING VP GROWTH AND INCOME PORTFOLIO
(Funds have been in this option for more than
ten years)
Value at beginning of period                         $     22.194   $     17.302   $     14.077   $     10.778   $     11.020
Value at end of period                               $     25.094   $     22.194   $     17.302   $     14.077   $     10.778
Number of accumulation units outstanding at
end of period                                         134,233,828    177,627,474    185,328,132    188,964,022    114,733,035
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option
during June 1997)
Value at beginning of period                         $     13.173   $     11.635
Value at end of period                               $     17.912   $     13.173
Number of accumulation units outstanding at
end of period                                           2,395,680         41,928
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1996,
when the portfolio became available under the
contract)
Value at beginning of period                         $     14.444   $     10.924   $     10.000
Value at end of period                               $     18.772   $     14.444   $     10.924
Number of accumulation units outstanding at
end of period                                           7,100,483      4,796,644        879,588
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option
during May 1998)
Value at beginning of period                         $     10.107
Value at end of period                               $     10.891
Number of accumulation units outstanding at
end of period                                             146,921

                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option
during May 1998)
Value at beginning of period                         $       9.07   $     10.579   $     10.461   $      9.645   $      8.815
Value at end of period                               $      12.19   $       9.07   $     10.579   $     10.461   $      9.645
Number of accumulation units outstanding at
end of period                                           2,650,450      2,177,664      1,157,606        528,978        407,203
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option
during May 1998)
Value at beginning of period                         $       6.25   $      8.632   $     11.484   $     14.594   $      9.765
Value at end of period                               $       8.15   $       6.25   $      8.632   $     11.484   $     14.594
Number of accumulation units outstanding at
end of period                                             670,636        672,256        715,656        697,215        271,052
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option
during September 2001)
Value at beginning of period                         $       7.97   $      9.542   $      8.697
Value at end of period                               $      10.23   $       7.97   $      9.542
Number of accumulation units outstanding at
end of period                                             588,086        289,088            359
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period                         $       6.83   $       8.89
Value at end of period                               $       8.83   $       6.83
Number of accumulation units outstanding at
end of period                                              96,658         52,119
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option
during November 2001)
Value at beginning of period                         $       6.92   $      9.446   $      8.835
Value at end of period                               $       9.33   $       6.92   $      9.446
Number of accumulation units outstanding at
end of period                                             214,876         31,362             35

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option
during May 1998)
Value at beginning of period                         $      9.996
Value at end of period                               $      8.815
Number of accumulation units outstanding at
end of period                                             253,184
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option
during May 1998)
Value at beginning of period                         $     10.182
Value at end of period                               $      9.765
Number of accumulation units outstanding at
end of period                                              97,660
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option
during September 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option
during November 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period

                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
ING VP MONEY MARKET PORTFOLIO
(Funds have been in this option for more than
ten years)
Value at beginning of period                         $      13.98   $     13.929   $     13.571   $     12.917   $     12.447
Value at end of period                               $      13.93   $      13.98   $     13.929   $     13.571   $     12.917
Number of accumulation units outstanding at
end of period                                           6,120,534      8,751,582      9,788,389      9,554,319     11,010,659
ING VP NATURAL RESOURCES TRUST
(Funds have been in this option for more than
ten years)
Value at beginning of period                         $      13.04   $     13.490   $     16.250   $     13.900   $     12.336
Value at end of period                               $      16.81   $      13.04   $     13.490   $     16.250   $     13.900
Number of accumulation units outstanding at
end of period                                             283,978        313,361        332,944        373,905        489,113
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option
during July 1997)
Value at beginning of period                         $      14.46   $     19.070   $     18.568   $     17.617   $     13.633
Value at end of period                               $      19.63   $      14.46   $     19.070   $     18.568   $     17.617
Number of accumulation units outstanding at
end of period                                           3,063,779      2,941,313      2,827,320      2,460,640      1,598,682
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option
during October 2001)
Value at beginning of period                         $       4.98   $      8.945   $      7.835
Value at end of period                               $       6.82   $       4.98   $      8.945
Number of accumulation units outstanding at
end of period                                             375,296         75,689          2,339
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1995,
when the fund became available under the
contract)
Value at beginning of period                         $      13.39   $     14.991   $     16.322   $     16.458   $     15.120
Value at end of period                               $      15.80   $      13.39   $     14.991   $     16.322   $     16.458
Number of accumulation units outstanding at
end of period                                           1,738,315      1,772,984      1,945,392      2,083,593      2,306,431

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
ING VP MONEY MARKET PORTFOLIO
(Funds have been in this option for more than
ten years)
Value at beginning of period                         $     11.951   $     11.473   $     11.026   $     10.528   $     10.241
Value at end of period                               $     12.447   $     11.951   $     11.473   $     11.026   $     10.528
Number of accumulation units outstanding at
end of period                                          10,102,496     12,191,085     13,898,826     12,999,680      7,673,528
ING VP NATURAL RESOURCES TRUST
(Funds have been in this option for more than
ten years)
Value at beginning of period                         $     15.541   $     14.686   $     11.720   $     10.154   $     10.877
Value at end of period                               $     12.336   $     15.541   $     14.686   $     11.720   $     10.154
Number of accumulation units outstanding at
end of period                                             755,984      1,786,409        966,482        711,892        703,676
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option
during July 1997)
Value at beginning of period                         $     13.654   $     12.299
Value at end of period                               $     13.633   $     13.654
Number of accumulation units outstanding at
end of period                                           1,696,714        253,548
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option
during October 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1995,
when the fund became available under the
contract)
Value at beginning of period                         $     14.456   $     12.450   $     10.612   $     10.000
Value at end of period                               $     15.120   $     14.456   $     12.450   $     10.612
Number of accumulation units outstanding at
end of period                                           2,863,812      2,469,082        918,336        294,673

                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1995,
when the fund became available under the
contract)
Value at beginning of period                         $      13.09   $     15.374   $     17.601   $     17.940   $     15.886
Value at end of period                               $      16.08   $      13.09   $     15.374   $     17.601   $     17.940
Number of accumulation units outstanding at
end of period                                           2,208,844      2,264,302      2,337,042      2,468,024      2,759,063
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1995,
when the fund became available under the
contract)
Value at beginning of period                         $      14.21   $     15.039   $     15.599   $     15.070   $     14.248
Value at end of period                               $      15.94   $      14.21   $     15.039   $     15.599   $     15.070
Number of accumulation units outstanding at
end of period                                             902,310        973,538      1,083,315      1,251,618      1,420,931
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option
during August 1997)
Value at beginning of period                         $      13.44   $     18.388   $     20.602   $     18.930   $     16.030
Value at end of period                               $      16.54   $      13.44   $     18.388   $     20.602   $     18.930
Number of accumulation units outstanding at
end of period                                           2,194,151      2,405,598      2,189,268      1,174,458        987,707
JANUS ASPEN BALANCED PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1995,
when the fund became available under the
contract)
Value at beginning of period                         $      20.92   $     22.646   $     24.064   $     24.922   $     19.908
Value at end of period                               $      23.57   $      20.92   $     22.646   $     24.064   $     24.922
Number of accumulation units outstanding at
end of period                                           7,256,211      7,632,923      7,232,079      6,650,000      5,686,066
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during October 1994,
when the funds were first received in this
option)
Value at beginning of period                         $      18.93   $     17.351   $     16.308   $     15.540   $     15.487
Value at end of period                               $      19.89   $      18.93   $     17.351   $     16.308   $     15.540
Number of accumulation units outstanding at
end of period                                           1,837,861      2,165,378      1,460,675      1,096,265      1,078,342

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1995,
when the fund became available under the
contract)
Value at beginning of period                         $     15.422   $     13.025   $     10.673   $     10.000
Value at end of period                               $     15.886   $     15.422   $     13.025   $     10.673
Number of accumulation units outstanding at
end of period                                           3,508,677      3,543,367      1,314,997        393,053
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1995,
when the fund became available under the
contract)
Value at beginning of period                         $     13.491   $     11.930   $     10.580   $     10.000
Value at end of period                               $     14.248   $     13.491   $     11.930   $     10.580
Number of accumulation units outstanding at
end of period                                          11,971,281      1,624,842        513,590        143,637
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option
during August 1997)
Value at beginning of period                         $     13.261   $     12.913
Value at end of period                               $     16.030   $     13.261
Number of accumulation units outstanding at
end of period                                           1,079,291        100,928
JANUS ASPEN BALANCED PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1995,
when the fund became available under the
contract)
Value at beginning of period                         $     15.012   $     12.449   $     10.850   $     10.000
Value at end of period                               $     19.908   $     15.012   $     12.449   $     10.850
Number of accumulation units outstanding at
end of period                                           3,192,160      1,911,789        996,510         93,304
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during October 1994,
when the funds were first received in this
option)
Value at beginning of period                         $     14.373   $     13.022   $     12.077   $      9.873   $     10.000
Value at end of period                               $     15.487   $     14.373   $     13.022   $     12.077   $      9.873
Number of accumulation units outstanding at
end of period                                           1,213,451        934,053        619,287        315,361         28,543

                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1995,
when the fund became available under the
contract)
Value at beginning of period                         $      13.37   $     18.419   $     24.782   $     29.366   $     20.651
Value at end of period                               $      17.39   $      13.37   $     18.419   $     24.782   $     29.366
Number of accumulation units outstanding at
end of period                                           5,119,109      5,515,020      6,230,644      6,820,739      5,434,098
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during October 1994,
when the funds were first received in this
option)
Value at beginning of period                         $      13.36   $     18.778   $     31.406   $     46.640   $     20.951
Value at end of period                               $      17.83   $      13.36   $     18.778   $     31.406   $     46.640
Number of accumulation units outstanding at
end of period                                          10,733,566     11,370,433     13,156,546     14,665,251     12,224,096
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1995,
when the fund became available under the
contract)
Value at beginning of period                         $      16.23   $     22.056   $     28.796   $     34.574   $     21.288
Value at end of period                               $      19.87   $      16.23   $     22.056   $     28.796   $     34.574
Number of accumulation units outstanding at
end of period                                          11,057,738     12,701,306     14,623,768     16,487,772     15,478,181
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option
during September 2001)
Value at beginning of period                         $       7.85   $      9.703   $      8.622
Value at end of period                               $      10.16   $       7.85   $      9.703
Number of accumulation units outstanding at
end of period                                           2,027,719        662,587        119,942

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1995,
when the fund became available under the
contract)
Value at beginning of period                         $     15.414   $     12.716   $     10.870   $     10.000
Value at end of period                               $     20.651   $     15.414   $     12.716   $     10.870
Number of accumulation units outstanding at
end of period                                           2,995,268      3,100,436      2,018,527        259,196
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during October 1994,
when the funds were first received in this
option)
Value at beginning of period                         $     15.801   $     14.202   $     13.322   $     10.581   $     10.000
Value at end of period                               $     20.951   $     15.801   $     14.202   $     13.322   $     10.581
Number of accumulation units outstanding at
end of period                                           7,536,062      9,271,525      8,835,470      4,887,060        753,862
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during August 1995,
when the fund became available under the
contract)
Value at beginning of period                         $     16.720   $     13.860   $     10.877   $     10.000
Value at end of period                               $     21.288   $     16.720   $     13.860   $     10.877
Number of accumulation units outstanding at
end of period                                          14,519,620     17,194,687      8,715,825      1,036,040
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option
during September 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period

                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option
during September 2001)
Value at beginning of period                         $       8.32   $      9.341   $      8.112
Value at end of period                               $      10.25   $       8.32   $      9.341
Number of accumulation units outstanding at
end of period                                           1,056,376        466,937          6,563
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option
during August 2001)
Value at beginning of period                                        $     13.823   $     13.820
Value at end of period                                              $      15.31   $     13.823
Number of accumulation units outstanding at
end of period                                                                  0             11
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option
during May 1998)
Value at beginning of period                         $      10.87   $     14.137   $     16.275   $     15.681   $     10.018
Value at end of period                               $      15.35   $      10.87   $     14.137   $     16.275   $     15.681
Number of accumulation units outstanding at
end of period                                           4,961,170      3,165,764      1,933,782      1,084,590        184,292
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option
during May 1998)
Value at beginning of period                         $      11.19   $     10.545   $     10.185   $     10.048   $      9.895
Value at end of period                               $      13.05   $      11.19   $     10.545   $     10.185   $     10.048
Number of accumulation units outstanding at
end of period                                             793,255        405,892        250,140        169,954         90,616
PAX WORLD BALANCED FUND, INC
(Funds were first received in this option
during June 2002)
Value at beginning of period                         $       8.14   $       8.51
Value at end of period                               $       9.43   $       8.14
Number of accumulation units outstanding at
end of period                                                 596            208

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option
during September 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option
during August 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option
during May 1998)
Value at beginning of period                         $     10.079
Value at end of period                               $     10.018
Number of accumulation units outstanding at
end of period                                              39,441
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option
during May 1998)
Value at beginning of period                         $     10.015
Value at end of period                               $      9.895
Number of accumulation units outstanding at
end of period                                              71,074
PAX WORLD BALANCED FUND, INC
(Funds were first received in this option
during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period

                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option
during October 2001)
Value at beginning of period                         $       7.99   $      9.610   $      9.279
Value at end of period                               $       9.67   $       7.99   $      9.610
Number of accumulation units outstanding at
end of period                                             396,078        167,518          2,342
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period                         $       7.53   $       9.26
Value at end of period                               $       9.21   $       7.53
Number of accumulation units outstanding at
end of period                                              57,446         19,128
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option
during September 2001)
Value at beginning of period                         $       8.73   $      9.961   $      8.496
Value at end of period                               $      11.86   $       8.73   $      9.961
Number of accumulation units outstanding at
end of period                                             421,274         94,165          3,545

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option
during October 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option
during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option
during September 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
end of period

                         CONDENSED FINANCIAL INFORMATION

                                   TABLE XXIX
                     FOR MULTIPLE OPTION CONTRACTS ISSUED TO
                     SAN BERNARDINO COUNTY AND MACOMB COUNTY
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during
September 2003)
Value at beginning of period                         $       8.13
Value at end of period                               $       8.88
Number of accumulation units outstanding at end of
period                                                        532
AIM V.I. GROWTH FUND
(Funds were first received in this option during
October 2003)
Value at beginning of period                         $       5.25
Value at end of period                               $       5.68
Number of accumulation units outstanding at end of
period                                                      2,198
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during
June 2000)
Value at beginning of period                         $       5.91   $      8.584   $      9.942   $     11.650
Value at end of period                               $       7.30   $       5.91   $      8.584   $      9.942
Number of accumulation units outstanding at end of
period                                                        351            166             53             18
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds have been in this option for more than ten
years)
Value at beginning of period                         $      22.98   $     26.491   $     28.827   $     30.131   $     27.186
Value at end of period                               $      27.08   $      22.98   $     26.491   $     28.827   $     30.131
Number of accumulation units outstanding at end of            687         18,579         19,629         17,779        880,319
period
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO
(Funds were first received in this option during
June 1999)
Value at beginning of period                                                                      $     18.343   $     16.719
Value at end of period                                                                            $     17.950   $     18.343
Number of accumulation units outstanding at end of
period                                                                                                       0      1,511,789
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during May 1995, when the
fund became available under the contract)
Value at beginning of period                         $      19.47   $     21.749   $     25.097   $     27.214   $     22.177
Value at end of period                               $      24.70   $      19.47   $     21.749   $     25.097   $     27.214
Number of accumulation units outstanding at end of
period                                                     12,795          2,568          2,117          1,721      3,780,287

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during
September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
AIM V.I. GROWTH FUND
(Funds were first received in this option during
October 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during
June 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds have been in this option for more than ten
years)
Value at beginning of period                         $     23.675   $     19.965   $     17.951   $     13.990   $     14.640
Value at end of period                               $     27.186   $     23.675   $     19.965   $     17.951   $     13.990
Number of accumulation units outstanding at end of        917,567        929,282        898,279        856,361        734,464
period
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO
(Funds were first received in this option during
June 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during May 1995, when the
fund became available under the contract)
Value at beginning of period                         $     17.276   $     14.092   $     11.763   $     10.000
Value at end of period                               $     22.177   $     17.276   $     14.092   $     11.763
Number of accumulation units outstanding at end of
period                                                  3,333,320      2,706,862      1,522,169     52,521,476

                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during May 1995, when the fund became
available under the contract)
Value at beginning of period                         $      15.83   $     19.298   $     20.561   $     19.201   $     18.285
Value at end of period                               $      20.37   $      15.83   $     19.298   $     20.561   $     19.201
Number of accumulation units outstanding at end of
period                                                      2,069            396            916            876      2,271,494
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during
January 1997)
Value at beginning of period                         $      13.00   $     18.832   $     23.158   $     26.340   $     19.406
Value at end of period                               $      17.05   $      13.00   $     18.832   $     23.158   $     26.340
Number of accumulation units outstanding at end of
period                                                      1,037            461            289            163             78
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during
June 1999)
Value at beginning of period                                                                      $      9.638   $      9.023
Value at end of period                                                                            $      9.532   $      9.638
Number of accumulation units outstanding at end of
period                                                                                                       0        194,440
FIDELITY(R) VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during
June 1999)
Value at beginning of period                                                                      $     28.147   $     23.650
Value at end of period                                                                            $     27.124   $     28.147
Number of accumulation units outstanding at end of
period                                                                                                       0      4,354,723
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during
June 1996)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                         $      15.11   $     18.672   $     25.876   $     32.585   $     20.829
Value at end of period                               $      19.31   $      15.11   $     18.672   $     25.876   $     32.585
Number of accumulation units outstanding at end of
period                                                      1,887         27,815         33,687         35,301      2,807,485
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                         $      20.57   $     29.828   $     40.144   $     43.112   $     29.339
Value at end of period                               $      26.02   $      20.57   $     29.828   $     40.144   $     43.112
Number of accumulation units outstanding at end of
period                                                        893         49,978         52,756         54,583      2,448,587

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during May 1995, when the fund became
available under the contract)
Value at beginning of period                         $     16.587   $     13.110   $     11.617   $     10.000
Value at end of period                               $     18.285   $     16.587   $     13.110   $     11.617
Number of accumulation units outstanding at end of
period                                                  2,533,673      2,139,178      1,454,755        628,582
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during
January 1997)
Value at beginning of period                         $     14.087   $     11.843
Value at end of period                               $     19.406   $     14.087
Number of accumulation units outstanding at end of
period                                                         72             29
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during
June 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
FIDELITY(R) VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during
June 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during
June 1996)
Value at beginning of period                         $     11.400   $     10.197   $     10.000
Value at end of period                               $     12.560   $     11.400   $     10.197
Number of accumulation units outstanding at end of
period                                                          0          1,302
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                         $     17.709   $     17.490
Value at end of period                               $     20.829   $     17.709
Number of accumulation units outstanding at end of
period                                                  2,962,631      3,237,710
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                         $     23.440   $     23.106
Value at end of period                               $     29.339   $     23.440
Number of accumulation units outstanding at end of
period                                                  2,244,308      2,018,219

                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                         $       9.53   $     14.914   $     20.194   $     28.710   $     19.268
Value at end of period                               $      13.00   $       9.53   $     14.914   $     20.194   $     28.710
Number of accumulation units outstanding at end of
period                                                      5,528         97,563        101,413         96,466      3,024,975
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                         $      16.76   $     22.131   $     24.962   $     25.283   $     20.929
Value at end of period                               $      21.68   $      16.76   $     22.131   $     24.962   $     25.283
Number of accumulation units outstanding at end of
period                                                      2,064            528            383            199      1,549,310
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                         $       9.73   $     13.116   $     16.788   $     17.796   $     14.528
Value at end of period                               $      12.01   $       9.73   $     13.116   $     16.788   $     17.796
Number of accumulation units outstanding at end of
period                                                        584         64,675         75,613         78,522        194,296
ING VP BALANCED PORTFOLIO, INC
(Funds have been in this option for more than ten
years)
Value at beginning of period                         $      26.33   $     29.730   $     31.424   $     32.002   $     28.524
Value at end of period                               $      30.91   $      26.33   $     29.730   $     31.424   $     32.002
Number of accumulation units outstanding at end of
period                                                        128         35,681         35,756        148,870      2,155,445
ING VP BOND PORTFOLIO
(Funds have been in this option for more than ten
years)
Value at beginning of period                         $      66.86   $     62.489   $     58.190   $     53.738   $     54.819
Value at end of period                               $      70.19   $      66.86   $     62.489   $     58.190   $     53.738
Number of accumulation units outstanding at end of
period                                                        184         10,637         11,856          6,930        867,416
ING VP GROWTH AND INCOME PORTFOLIO
(Funds have been in this option for more than ten
years)
Value at beginning of period                         $     149.58   $    201.929   $    250.600   $    284.994   $    245.765
Value at end of period                               $     186.23   $     149.58   $    201.929   $    250.600   $    284.994
Number of accumulation units outstanding at end of
period                                                        295         10,050         10,924         11,885      1,555,542
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during
September 1998)
Value at beginning of period                         $       7.97   $     11.351   $     15.760   $     18.124   $     13.597
Value at end of period                               $      10.26   $       7.97   $     11.351   $     15.760   $     18.124
Number of accumulation units outstanding at end of
period                                                      1,222            568            675            840            781

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                         $     15.046   $     15.236
Value at end of period                               $     19.268   $     15.046
Number of accumulation units outstanding at end of
period                                                  3,101,880      2,707,904
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                         $     16.608   $     16.276
Value at end of period                               $     20.929   $     16.608
Number of accumulation units outstanding at end of
period                                                  1,564,888      1,317,058
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                         $     11.960   $     12.195
Value at end of period                               $     14.528   $     11.960
Number of accumulation units outstanding at end of
period                                                  1,379,653        232,418
ING VP BALANCED PORTFOLIO, INC
(Funds have been in this option for more than ten
years)
Value at beginning of period                         $     24.700   $     20.419   $     17.954   $     14.270   $     14.519
Value at end of period                               $     28.527   $     24.700   $     20.419   $     17.954   $     14.270
Number of accumulation units outstanding at end of
period                                                  2,294,877      2,160,305      2,716,641      9,193,181     21,990,186
ING VP BOND PORTFOLIO
(Funds have been in this option for more than ten
years)
Value at beginning of period                         $     51.330   $     47.992   $     46.913   $     40.173   $     42.283
Value at end of period                               $     54.819   $     51.330   $     47.992   $     46.913   $     40.173
Number of accumulation units outstanding at end of
period                                                    994,987        959,336        835,724      2,377,622      5,108,720
ING VP GROWTH AND INCOME PORTFOLIO
(Funds have been in this option for more than ten
years)
Value at beginning of period                         $    217.359   $    169.448   $    137.869   $    105.558   $    107.925
Value at end of period                               $    245.765   $    217.359   $    169.448   $    137.869   $    105.558
Number of accumulation units outstanding at end of
period                                                  1,747,097      1,826,355      2,071,139      6,364,000     13,966,072
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during
September 1998)
Value at beginning of period                         $     11.392
Value at end of period                               $     13.597
Number of accumulation units outstanding at end of
period                                                         17

                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during
December 1997)
Value at beginning of period                         $      13.63   $     17.587   $     20.618   $     23.044   $     18.772
Value at end of period                               $      16.98   $      13.63   $     17.587   $     20.618   $     23.044
Number of accumulation units outstanding at end of
period                                                      2,236          1,205            884            529      2,748,955
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during
July 2001 and May 1998)
Value at beginning of period                         $      12.99   $     14.965   $     14.669   $     12.967   $     11.338
Value at end of period                               $      16.99   $      12.99   $     14.965   $     13.325   $     12.967
Number of accumulation units outstanding at end of
period                                                        382             31              9              0         73,984
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during
August 2002 and May 1998)
Value at beginning of period                         $       9.42   $       9.62                  $     10.019   $      9.157
Value at end of period                               $      12.66   $       9.42                  $     10.234   $     10.019
Number of accumulation units outstanding at end of
period                                                        405             29                             0        118,433
ING VP MONEY MARKET PORTFOLIO
(Funds have been in this option for more than ten
years)
Value at beginning of period                         $      48.16   $     47.989   $     46.754   $     44.501   $     42.883
Value at end of period                               $      47.99   $      48.16   $     47.989   $     46.754   $     44.501
Number of accumulation units outstanding at end of
period                                                      1,198          4,469   $      4,461          3,601        845,679
ING VP NATURAL RESOURCES TRUST
(Funds have been in this option for more than ten
years)
Value at beginning of period                         $      12.09   $     12.503   $     15.061   $     12.882   $     11.433
Value at end of period                               $      15.58   $      12.09   $     12.503   $     15.061   $     12.882
Number of accumulation units outstanding at end of
period                                                        671          5,724          3,386          4,697        437,491
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during
October 2003)
Value at beginning of period                         $      13.28
Value at end of period                               $      14.38
Number of accumulation units outstanding at end of
period                                                        107
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during
February 1997)
Value at beginning of period                         $      13.39   $     14.991   $     16.322   $     16.458   $     15.120
Value at end of period                               $      13.33   $      13.39   $     14.991   $     16.322   $     16.458
Number of accumulation units outstanding at end of
period                                                          0             35             35             30         30,738

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during
December 1997)
Value at beginning of period                         $     14.444   $     14.493
Value at end of period                               $     18.772   $     14.444
Number of accumulation units outstanding at end of
period                                                  1,302,825         17,771
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during
July 2001 and May 1998)
Value at beginning of period                         $      9.928
Value at end of period                               $     11.338
Number of accumulation units outstanding at end of
period                                                     35,201
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during
August 2002 and May 1998)
Value at beginning of period                         $     10.193
Value at end of period                               $      9.157
Number of accumulation units outstanding at end of
period                                                     81,388
ING VP MONEY MARKET PORTFOLIO
(Funds have been in this option for more than ten
years)
Value at beginning of period                         $     41.174   $     39.528   $     37.988   $     36.271   $     35.282
Value at end of period                               $     42.883   $     41.174   $     39.528   $     37.988   $     36.271
Number of accumulation units outstanding at end of
period                                                    564,537        455,502        597,656      1,836,260      3,679,802
ING VP NATURAL RESOURCES TRUST
(Funds have been in this option for more than ten
years)
Value at beginning of period                         $     14.403   $     13.611   $     10.862   $      9.412   $     10.071
Value at end of period                               $     11.433   $     14.403   $     13.611   $     10.862   $      9.412
Number of accumulation units outstanding at end of
period                                                    534,962        650,486        587,248        530,562        533,016
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during
October 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during
February 1997)
Value at beginning of period                         $     14.456   $     12.577
Value at end of period                               $     15.120   $     14.456
Number of accumulation units outstanding at end of
period                                                     31,468            873

                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during
February 1997)
Value at beginning of period                         $      13.09   $     15.374   $     17.601   $     17.940   $     15.886
Value at end of period                               $      16.08   $      13.09   $     15.374   $     17.601   $     17.940
Number of accumulation units outstanding at end of
period                                                        322            262            203            149         33,852
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during
February 1997)
Value at beginning of period                         $      14.21   $     15.039   $     15.599   $     15.070   $     14.248
Value at end of period                               $      15.94   $      14.21   $     15.039   $     15.599   $     15.070
Number of accumulation units outstanding at end of
period                                                      1,111            803            621            490         46,462
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during
July 2002 and May 1998)
Value at beginning of period                         $      10.14   $      11.05                  $     14.274   $     12.088
Value at end of period                               $      12.48   $      10.14                  $     13.820   $     14.274
Number of accumulation units outstanding at end of
period                                                        187             60                             0         74,768
JANUS ASPEN BALANCED PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during July 1995, when the
fund became available under the contract)
Value at beginning of period                         $      20.93   $     22.652   $     24.071   $     24.929   $     19.914
Value at end of period                               $      23.57   $      20.93   $     22.652   $     24.071   $     24.929
Number of accumulation units outstanding at end of
period                                                     11,632            839            675            592            476
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during November 1994, when
funds were first received in this option)
Value at beginning of period                         $      19.00   $     17.419   $     16.372   $     15.601   $     15.548
Value at end of period                               $      19.97   $      19.00   $     17.419   $     16.372   $     15.601
Number of accumulation units outstanding at end of
period                                                        554          9,149          6,498          2,254          6,629
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during July 1995, when the
fund became available under the contract)
Value at beginning of period                         $      14.58   $     20.094   $     27.035   $     32.036   $     22.529
Value at end of period                               $      18.97   $      14.58   $     20.094   $     27.035   $     32.036
Number of accumulation units outstanding at end of
period                                                      2,946          1,870          1,949          1,534      2,721,885

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during
February 1997)
Value at beginning of period                         $     15.422   $     13.291
Value at end of period                               $     15.886   $     15.422
Number of accumulation units outstanding at end of
period                                                     21,430            380
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during
February 1997)
Value at beginning of period                         $     13.491   $     12.296
Value at end of period                               $     14.248   $     13.491
Number of accumulation units outstanding at end of
period                                                     95,526          2,279
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during
July 2002 and May 1998)
Value at beginning of period                         $     11.472
Value at end of period                               $     12.088
Number of accumulation units outstanding at end of
period                                                     33,957
JANUS ASPEN BALANCED PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during July 1995, when the
fund became available under the contract)
Value at beginning of period                         $     15.016   $     12.453   $     10.853   $     10.000
Value at end of period                               $     19.914   $     15.016   $     12.453   $     10.853
Number of accumulation units outstanding at end of
period                                                      3,698          7,873            231            161
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during November 1994, when
funds were first received in this option)
Value at beginning of period                         $     14.430   $     13.074   $     12.124   $      9.911   $     10.000
Value at end of period                               $     15.548   $     14.430   $     13.074   $     12.124   $      9.911
Number of accumulation units outstanding at end of
period                                                      8,967          5,211          3,761          3,345          1,555
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during July 1995, when the
fund became available under the contract)
Value at beginning of period                         $     16.816   $     13.872   $     11.859   $     10.000
Value at end of period                               $     22.529   $     16.816   $     13.872   $     11.859
Number of accumulation units outstanding at end of
period                                                  1,354,047      1,109,942        663,942        109,717

                                                         2003           2002           2001           2000           1999
                                                     ------------   ------------   ------------   ------------   ------------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during June 1994, when funds were first
received in this option)
Value at beginning of period                         $      15.37   $     21.598   $     36.122   $     53.644   $     24.098
Value at end of period                               $      20.51   $      15.37   $     21.598   $     36.122   $     53.644
Number of accumulation units outstanding at end of
period                                                      2,463         71,524         73,818         82,204      3,274,450
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during July 1995, when the fund became
available under the contract)
Value at beginning of period                         $      18.14   $     24.654   $     32.189   $     38.648   $     23.797
Value at end of period                               $      22.21   $      18.14   $     24.654   $     32.189   $     38.648
Number of accumulation units outstanding at end of
period                                                      4,310          2,880          2,206          1,678      5,548,674
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during
June 1998)
Value at beginning of period                         $      11.18   $     14.538   $     16.737   $     16.126   $     10.303
Value at end of period                               $      15.79   $      11.18   $     14.538   $     16.737   $     16.126
Number of accumulation units outstanding at end of
period                                                      5,406             87             67             44         59,571
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during
May 1998 and March 2003)
Value at beginning of period                         $      11.58                                 $     10.089   $      9.935
Value at end of period                               $      13.10                                            0   $     10.089
Number of accumulation units outstanding at end of
period                                                        179                                            0        173,219

                                                         1998           1997           1996           1995           1994
                                                     ------------   ------------   ------------   ------------   ------------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during June 1994, when funds were first
received in this option)
Value at beginning of period                         $     18.174   $     16.334   $     15.323   $     12.169   $     10.000
Value at end of period                               $     24.098   $     18.174   $     16.334   $     15.323   $     12.169
Number of accumulation units outstanding at end of
period                                                  2,142,130      1,939,607      1,893,718      1,280,953        393,553
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during July 1995, when the fund became
available under the contract)
Value at beginning of period                         $     18.690   $     15.493   $     12.158   $     10.000
Value at end of period                               $     23.797   $     18.690   $     15.493   $     12.158
Number of accumulation units outstanding at end of
period                                                  4,687,167      3,873,511      2,090,908        314,653
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during
June 1998)
Value at beginning of period                         $     10.077
Value at end of period                               $     10.303
Number of accumulation units outstanding at end of
period                                                     20,548
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during
May 1998 and March 2003)
Value at beginning of period                         $     10.055
Value at end of period                               $      9.935
Number of accumulation units outstanding at end of
period                                                    100,555

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE XXX
     FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 1999)
Value at beginning of period                                                  $     6.79   $    9.160   $   12.050   $   13.729
Value at end of period                                                        $     8.66   $     6.79   $    9.106   $   12.050
Number of accumulation units outstanding at end of period                         21,152       20,848       24,468       28,081
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $     6.22   $    7.483   $    9.845   $   11.695
Value at end of period                                                        $     7.63   $     6.22   $    7.483   $    9.845
Number of accumulation units outstanding at end of period                         39,056       36,100       38,470       38,374
AIM V.I. GROWTH FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $     4.18   $    6.146   $    9.437   $   12.048
Value at end of period                                                        $     5.40   $     4.18   $    6.146   $    9.437
Number of accumulation units outstanding at end of period                         45,021       38,466       29,226       25,091
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $     5.71   $    8.318   $    9.658   $   11.486
Value at end of period                                                        $     7.04   $     5.71   $    8.318   $    9.658
Number of accumulation units outstanding at end of period                         21,808       22,963       18,992        9,997
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    17.07   $   19.727   $   21.521   $   22.550
Value at end of period                                                        $    20.07   $    17.07   $   19.727   $   21.521
Number of accumulation units outstanding at end of period                         36,324       30,377       28,749       28,518
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    16.96   $   18.997   $   21.977   $   23.889
Value at end of period                                                        $    21.47   $    16.96   $   18.997   $   21.977
Number of accumulation units outstanding at end of period                        185,516      159,118      156,910      157,051

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 1999)
Value at beginning of period                                                  $   10.165
Value at end of period                                                        $   13.729
Number of accumulation units outstanding at end of period                          2,372
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $    9.684
Value at end of period                                                        $   11.695
Number of accumulation units outstanding at end of period                          5,151
AIM V.I. GROWTH FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $   10.209
Value at end of period                                                        $   12.048
Number of accumulation units outstanding at end of period                          2,771
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $    9.842
Value at end of period                                                        $   11.486
Number of accumulation units outstanding at end of period                          2,077
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   20.397   $   17.808   $   14.934
Value at end of period                                                        $   22.550   $   20.397   $   17.808
Number of accumulation units outstanding at end of period                         27,661       24,487       20,521
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   19.516   $   15.242   $   12.388
Value at end of period                                                        $   23.889   $   19.516   $   15.242
Number of accumulation units outstanding at end of period                        170,565      157,444      146,381

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    14.90   $   18.209   $   19.450   $   18.209
Value at end of period                                                        $    19.13   $    14.90   $   18.209   $   19.450
Number of accumulation units outstanding at end of period                        179,752      150,449      136,762      118,945
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    12.65   $   18.369   $   22.646   $   25.822
Value at end of period                                                        $    16.55   $    12.65   $   18.369   $   22.646
Number of accumulation units outstanding at end of period                        265,559      219,551      211,010      211,306
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $     9.29   $   11.827   $   15.231   $   19.112
Value at end of period                                                        $    13.12   $     9.29   $   11.827   $   15.231
Number of accumulation units outstanding at end of period                         25,285       18,351       15,492       13,970
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     9.19   $    11.51
Value at end of period                                                        $    11.96   $     9.19
Number of accumulation units outstanding at end of period                          7,736        3,027
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $     6.18   $     6.00
Value at end of period                                                        $     7.76   $     6.18
Number of accumulation units outstanding at end of period                          4,373           10
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     5.00   $     6.20
Value at end of period                                                        $     7.13   $     5.00
Number of accumulation units outstanding at end of period                         26,666          140
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     6.48   $     7.40
Value at end of period                                                        $     8.57   $     6.48
Number of accumulation units outstanding at end of period                          1,133          163
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $     8.07   $     8.44
Value at end of period                                                        $    10.77   $     8.07
Number of accumulation units outstanding at end of period                          6,056        1,575

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   17.384   $   15.808   $   12.711
Value at end of period                                                        $   18.209   $   17.384   $   15.808
Number of accumulation units outstanding at end of period                        145,786      222,658      117,588
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   19.072   $   13.879   $   11.373
Value at end of period                                                        $   25.822   $   19.072   $   13.879
Number of accumulation units outstanding at end of period                        200,009      228,969      104,982
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   13.603   $   12.247   $   11.253
Value at end of period                                                        $   19.112   $   13.603   $   12.247
Number of accumulation units outstanding at end of period                         12,105       11,523        8,098
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     8.67   $     8.79
Value at end of period                                                        $    11.40   $     8.67
Number of accumulation units outstanding at end of period                         11,562        4,599
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $     8.24   $     8.85
Value at end of period                                                        $    10.03   $     8.24
Number of accumulation units outstanding at end of period                            276            9
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    14.28   $   17.699   $   24.590   $   31.043
Value at end of period                                                        $    18.21   $    14.28   $   17.699   $   24.590
Number of accumulation units outstanding at end of period                         51,485       44,371       45,752       51,363
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     9.15   $     7.83
Value at end of period                                                        $    11.73   $     9.15
Number of accumulation units outstanding at end of period                          3,008           91
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    16.69   $   24.260   $   32.731   $   35.239
Value at end of period                                                        $    21.06   $    16.69   $   24.260   $   32.731
Number of accumulation units outstanding at end of period                         34,926       38,660       44,604       41,529
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $     8.30   $     8.45
Value at end of period                                                        $     7.86   $     8.30
Number of accumulation units outstanding at end of period                              0        5,428
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $    10.93
Value at end of period                                                        $    11.74
Number of accumulation units outstanding at end of period                          1,047
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $    10.01
Value at end of period                                                        $    12.33
Number of accumulation units outstanding at end of period                          4,378

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   19.892   $   16.955   $   16.749
Value at end of period                                                        $   31,043   $   19.892   $   16.955
Number of accumulation units outstanding at end of period                         52,692       45,320       48,385
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   24.041   $   19.256   $   18.985
Value at end of period                                                        $   35.239   $   24.041   $   19.256
Number of accumulation units outstanding at end of period                         34,760       28,002       25,830
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $    10.70   $    10.10
Value at end of period                                                        $    10.97   $    10.70
Number of accumulation units outstanding at end of period                         24,561       11,498
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     9.32   $   14.621   $   19.847   $   28.288
Value at end of period                                                        $    12.68   $     9.32   $   14.621   $   19.847
Number of accumulation units outstanding at end of period                        136,528      132,853      137,851      140,183
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $    12.45
Value at end of period                                                        $    16.44
Number of accumulation units outstanding at end of period                          2,526
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $     9.94
Value at end of period                                                        $    12.66
Number of accumulation units outstanding at end of period                          1,748
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period                                                  $    11.12
Value at end of period                                                        $    12.93
Number of accumulation units outstanding at end of period                          2,862
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    14.33   $   18.964   $   21.443   $   21.773
Value at end of period                                                        $    18.48   $    14.33   $   18.964   $   21.443
Number of accumulation units outstanding at end of period                        111,932       98,320       91,527       91,561
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $    23.52   $    21.42
Value at end of period                                                        $    29.43   $    23.52
Number of accumulation units outstanding at end of period                            264           33
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    11.06   $   14.951   $   19.185   $   20.388
Value at end of period                                                        $    13.62   $    11.06   $   14.951   $   19.185
Number of accumulation units outstanding at end of period                        105,875      108,074      120,475      131,412

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   19.032   $   14.899   $   15.090
Value at end of period                                                        $   28.288   $   19.032   $   14.899
Number of accumulation units outstanding at end of period                        133,579      135,641      131,565
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   18.068   $   14.374   $   14.090
Value at end of period                                                        $   21.773   $   18.068   $   14.374
Number of accumulation units outstanding at end of period                         93,176       91,620       79,799
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   16.685   $   13.770   $   14.044
Value at end of period                                                        $   20.388   $   16.685   $   13.770
Number of accumulation units outstanding at end of period                     $  139,056      146,728      149,523

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   -----------  -----------
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     8.29   $     8.47
Value at end of period                                                        $    10.59   $     8.29
Number of accumulation units outstanding at end of period                          9,550        5,241
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    19.77   $   22.375   $    23.714  $    24,206
Value at end of period                                                        $    23.15   $    19.77   $    22.375  $    23.714
Number of accumulation units outstanding at end of period                        265,097      277,477       304,553      317,955
ING VP BOND PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    17.00   $   15.926   $    14.868  $    13.764
Value at end of period                                                        $    17.80   $    17.00   $    15.926  $    14.868
Number of accumulation units outstanding at end of period                        187,469      193,755       176,720      155,214
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $     2.55   $    4.417   $     5.821  $     9.738
Value at end of period                                                        $     3.66   $     2.55   $     4.417  $     5.821
Number of accumulation units outstanding at end of period                         62,908       38,675        31,262       41,668
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    15.06   $   20.376   $    25.351  $    28.902
Value at end of period                                                        $    18.70   $    15.06   $    20.376  $    25.351
Number of accumulation units outstanding at end of period                        863,597      920,124     1,096,214    1,314,585
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                                  $     5.83
Value at end of period                                                        $     7.86
Number of accumulation units outstanding at end of period                          1,741
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period                                                  $    10.34   $   14.777   $    20.569  $    23.713
Value at end of period                                                        $    13.28   $    10.34   $    14.777  $    20.569
Number of accumulation units outstanding at end of period                         55,705       58,093        65,576       74,056
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    13.44   $   17.381   $    20.427  $    22.887
Value at end of period                                                        $    16.70   $    13.44   $    17.381  $    20.427
Number of accumulation units outstanding at end of period                        186,465      162,093       152,444      146,863

                                                                                 1999         1998         1997
                                                                              -----------  -----------  -----------
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    21.629  $    18.776  $    15.674
Value at end of period                                                        $    24.206  $    21.629  $    18.776
Number of accumulation units outstanding at end of period                         352,495       385,86      478,117
ING VP BOND PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    14.076  $    13.213  $    12.302
Value at end of period                                                        $    13.764  $    14.076  $    13.213
Number of accumulation units outstanding at end of period                         186,303      199,388      215,650
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    24,986  $    22.153  $    17.861
Value at end of period                                                        $    28.902  $    24,986  $    22.153
Number of accumulation units outstanding at end of period                       1,449,638    1,587,351    1,699,982
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period                                                  $    17.834  $    13.149  $    12.739
Value at end of period                                                             23.713  $    17.834  $    13.149
Number of accumulation units outstanding at end of period                          63,831       36,839        3,326
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    18.691  $    14.418  $    11.345
Value at end of period                                                        $    22.887  $    18.691  $    14.418
Number of accumulation units outstanding at end of period                         118,788       68,841       27,945

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $    12.33   $   14.242   $   14.653   $   12.403
Value at end of period                                                        $    16.09   $    12.33   $   14.242   $   14.653
Number of accumulation units outstanding at end of period                         87,243       66,409       42,162       22,440
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $     8.96   $   10.481   $   10.391   $    9.604
Value at end of period                                                        $    12.02   $     8.96   $   10.481   $   10.391
Number of accumulation units outstanding at end of period                         51,117       34,822       18,943        7,534
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $     6.18   $    8.553   $   11.407   $   14.532
Value at end of period                                                        $     8.04   $     6.18   $    8.553   $   11.407
Number of accumulation units outstanding at end of period                         11,565       10,022        8,304        9,524
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     7.95   $     8.31
Value at end of period                                                        $    10.17   $     7.95
Number of accumulation units outstanding at end of period                          7,503          224
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $     6.96
Value at end of period                                                        $     9.28
Number of accumulation units outstanding at end of period                          6,146
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    13.78   $   13.765   $   13.445   $   12.829
Value at end of period                                                        $    13.70   $    13.78   $   13.765   $   13.445
Number of accumulation units outstanding at end of period                        120,949      194,182      171,507      131,198
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    12.86   $   13.331   $   16.099   $   13.805
Value at end of period                                                        $    16.53   $    12.86   $   13.331   $   16.099
Number of accumulation units outstanding at end of period                          4,148        5,191        4,743        5,288
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period                                                  $    14.25   $   18.845   $   18.396   $   17.497
Value at end of period                                                        $    19.30   $    14.25   $   18.845   $   18,396
Number of accumulation units outstanding at end of period                         63,826       54,716       44,050       40,696

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period                                                  $   10.872   $    9.946
Value at end of period                                                        $   12.403   $   10.872
Number of accumulation units outstanding at end of period                          3,733          203
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    8.800   $    9.775
Value at end of period                                                        $    9.604   $    8.800
Number of accumulation units outstanding at end of period                          1,705          598
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    9.748   $    9.737
Value at end of period                                                        $   14.532   $    9.748
Number of accumulation units outstanding at end of period                          4,118        1,095
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   12.393   $   11.929   $   11.592
Value at end of period                                                        $   12.829   $   12.393   $   11.929
Number of accumulation units outstanding at end of period                        136,761      123,429      176,703
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   12.283   $   15.512   $   13.756
Value at end of period                                                        $   13.805   $   12.283   $   15.512
Number of accumulation units outstanding at end of period                         10,231       14,342       26,426
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period                                                  $   13.574   $   13.629   $   13.629
Value at end of period                                                        $   17.497   $   13.574   $   13.629
Number of accumulation units outstanding at end of period                         18,033       21,070           82

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     4.96   $     5.84
Value at end of period                                                        $     6.78   $     4.96
Number of accumulation units outstanding at end of period                         10,397           70
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    13.20   $   14.814   $   16.170   $   16.346
Value at end of period                                                        $    15.54   $    13.20   $   14.814   $   16.170
Number of accumulation units outstanding at end of period                         35,932       32,472       34,726       32,973
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    12.91   $   15.194   $   17.437   $   17.818
Value at end of period                                                        $    15.81   $    12.91   $   15.194   $   17.437
Number of accumulation units outstanding at end of period                         40,616       39,075       36,845       37,681
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    14.00   $   14.862   $   15.454   $   14.967
Value at end of period                                                        $    15.68   $    14.00   $   14.862   $   15.454
Number of accumulation units outstanding at end of period                         18,307       18,117       19,581       17,583
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $    13.25   $   18.172   $   20.412   $   15.960
Value at end of period                                                        $    16.27   $    13.25   $   18.172   $   20.412
Number of accumulation units outstanding at end of period                         35,769       31,865       23,922       12,929
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    20.63   $   22.379   $   23.841   $   24,752
Value at end of period                                                        $    23.17   $    20.63   $   22.379   $   23.841
Number of accumulation units outstanding at end of period                        136,615      170,122      154,837      149,659
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    18.66   $   17.147   $   16.157   $   15.434
Value at end of period                                                        $    19.56   $    18.66   $   17.147   $   16.157
Number of accumulation units outstanding at end of period                         44,752       49,317       25,090       14,367
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    13.18   $   18.202   $   24.552   $   29.166
Value at end of period                                                        $    17.10   $    13.18   $   18.202   $   24.552
Number of accumulation units outstanding at end of period                        109,008      108,558      129,065      127,708

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   15.055   $   14.430   $   12.449
Value at end of period                                                        $   16.346   $   15.055   $   14.430
Number of accumulation units outstanding at end of period                         32,067       32,997       26,483
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   15.818   $   15.394   $   13.020
Value at end of period                                                        $   17.818   $   15.818   $   15.394
Number of accumulation units outstanding at end of period                         40,362       38,620       29,840
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   14.187   $   13.467   $   11.873
Value at end of period                                                        $   14.967   $   14.187   $   13.467
Number of accumulation units outstanding at end of period                         23,515       32,088       14,817
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $   13.237   $   13.237
Value at end of period                                                        $   18.801   $   15.960   $   13.237
Number of accumulation units outstanding at end of period                         12,803       15,870           84
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   19.822   $   14.984   $   12.760
Value at end of period                                                        $   24.752   $   19.822   $   14.984
Number of accumulation units outstanding at end of period                         84,774       53,980       19,967
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   15.420   $   14.347   $   13.025
Value at end of period                                                        $   15.433   $   15.420   $   14.347
Number of accumulation units outstanding at end of period                         13,514       14,524        8,189
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   20.562   $   15.386   $   12.975
Value at end of period                                                        $   29.166   $   20.562   $   15.386
Number of accumulation units outstanding at end of period                         96,294       56,525       53,182

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    13.17   $   18.557   $   31.115   $   46,323
Value at end of period                                                        $    17.53   $    13.17   $   18.557   $   31.115
Number of accumulation units outstanding at end of period                        225,238      228,222      235,034      230,521
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $    16.00   $   21.796   $   28.529   $   34,339
Value at end of period                                                        $    19.54   $    16.00   $   21.796   $   28.529
Number of accumulation units outstanding at end of period                        225,471      225,378      248,276      259,044
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     7.83   $     9.06
Value at end of period                                                        $    10.10   $     7.83
Number of accumulation units outstanding at end of period                         39,265        6,513
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     8.29   $     9.65
Value at end of period                                                        $    10.19   $     8.29
Number of accumulation units outstanding at end of period                         19,300        4,669
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $    10.74   $   14.007   $   16.166   $   15.615
Value at end of period                                                        $    15.14   $    10.74       14.007   $   16.166
Number of accumulation units outstanding at end of period                        101,424       63,955       38,712       23,682
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $    11.06   $   10.449   $   10.117   $   10.006
Value at end of period                                                        $    12.86   $    11.06   $   10.449   $   10.117
Number of accumulation units outstanding at end of period                         18,171        3,630        2,600        1,311
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     7.96   $     8.90
Value at end of period                                                        $     9.61   $     7.96
Number of accumulation units outstanding at end of period                          2,457          378
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $     7.51   $     7.96
Value at end of period                                                        $     9.15   $     7.51
Number of accumulation units outstanding at end of period                            165           20

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   20.861   $   15.773   $   12.594
Value at end of period                                                        $   46.323   $   20.861   $   15.773
Number of accumulation units outstanding at end of period                        175,442      100,075       85,304
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                  $   21.196   $   16.689   $   14.439
Value at end of period                                                        $   34.339   $   21.196   $   16.689
Number of accumulation units outstanding at end of period                        215,248      182,951      168,191
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during June 1998)
Value at beginning of period                                                  $   10.001   $    9.728
Value at end of period                                                        $   15.615   $   10.001
Number of accumulation units outstanding at end of period                          7,932          152
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $    9.878   $    9.666
Value at end of period                                                        $   10.006   $    9.878
Number of accumulation units outstanding at end of period                            234           11
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
PIONEER MID CAP VALUE VCT PORTOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     8.70   $    10.36
Value at end of period                                                        $    11.79   $     8.70
Number of accumulation units outstanding at end of period                          7,037        1,529

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
PIONEER MID CAP VALUE VCT PORTOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                   TABLE XXXI
        FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS
                         AND DEFERRED COMPENSATION PLANS
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $     6.85   $    9.172   $   12.106   $   13.759
Value at end of period                                                        $     8.76   $     6.85   $    9.172   $   12.106
Number of accumulation units outstanding at end of period                            817          715        3,533        3,771
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $     6.28   $    7.537   $    9.891   $   11.721
Value at end of period                                                        $     7.72   $     6.28   $    7.537   $    9.891
Number of accumulation units outstanding at end of period                          6,715        6,973       12,096       13,778
AIM V.I. GROWTH FUND
(Funds were first received in this option during March 2000))
Value at beginning of period                                                  $     4.22   $    6.190   $    9.481   $   14.498
Value at end of period                                                        $     5.47   $     4.22   $    6.190   $    9.481
Number of accumulation units outstanding at end of period                          8,544        8,212        7,892        7,621
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     5.77   $    8.378   $    9.703   $   11.511
Value at end of period                                                        $     7.13   $     5.77   $    8.378   $    9.703
Number of accumulation units outstanding at end of period                         22,162       22,827       22,233       24,288
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    17.32   $   19.962   $   21.722   $   22.705
Value at end of period                                                        $    20.41   $    17.32   $   19.962   $   21.722
Number of accumulation units outstanding at end of period                            718          792          803          969
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    17.21   $   19.223   $   22.182   $   24.053
Value at end of period                                                        $    21.83   $    17.21   $   19.223   $   22.182
Number of accumulation units outstanding at end of period                         26,962       22,723       15,976       34,734
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    15.11   $   18.426   $   19.632   $   18.334
Value at end of period                                                        $    19.45   $    15.11   $   18.426   $   19.632
Number of accumulation units outstanding at end of period                         17,326       20,155       10,111       33,029

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $   10.649
Value at end of period                                                        $   13.759
Number of accumulation units outstanding at end of period                          2,465
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $    9.763
Value at end of period                                                        $   11.721
Number of accumulation units outstanding at end of period                          4,408
AIM V.I. GROWTH FUND
(Funds were first received in this option during March 2000))
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $    9.778
Value at end of period                                                        $   11.511
Number of accumulation units outstanding at end of period                         27,063
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   20,485   $   17.840   $   16.178
Value at end of period                                                        $    22.05   $   20.485   $   17.840
Number of accumulation units outstanding at end of period                          1,312        3,612        3,576
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   19.601   $   15.270   $   13.443
Value at end of period                                                        $   24.053   $   19.601   $   15.270
Number of accumulation units outstanding at end of period                         35,985       31,455        29,35
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   17.459   $   15.837   $   14.065
Value at end of period                                                        $   18.334   $   17.459   $   15.837
Number of accumulation units outstanding at end of period                         31,846       44,812       49,884

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    12.83   $   18.588   $   22.858   $   25.999
Value at end of period                                                        $    16.83   $    12.83   $   18.588   $   22.858
Number of accumulation units outstanding at end of period                         29,175       44,288       47,724       62,729
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     9.42   $   11.968   $   15.374   $   19.243
Value at end of period                                                        $    13.34   $     9.42   $   11.968   $   15.374
Number of accumulation units outstanding at end of period                          4,453        1,125        1,364        2,771
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     7.19
Value at end of period                                                        $     7.80
Number of accumulation units outstanding at end of period                          1,096
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $     5.90
Value at end of period                                                        $     7.17
Number of accumulation units outstanding at end of period                          5,877
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                                  $     8.12
Value at end of period                                                        $     8.62
Number of accumulation units outstanding at end of period                          3,316
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $    10.08
Value at end of period                                                        $    10.81
Number of accumulation units outstanding at end of period                          1,910
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $    10.62
Value at end of period                                                        $    11.45
Number of accumulation units outstanding at end of period                          1,067
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    14.49   $   17.910   $   24.820   $   31.255
Value at end of period                                                        $    18.52   $    14.49   $   17.910   $   24.820
Number of accumulation units outstanding at end of period                            936          820        1,569        4,115

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   19.155   $   13.904   $   12.498
Value at end of period                                                        $   25.999   $   19.155   $   13.904
Number of accumulation units outstanding at end of period                         60,970       41,575       31,477
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   13.662   $   12.269   $   12.518
Value at end of period                                                        $   19.243   $   13.662   $   12.269
Number of accumulation units outstanding at end of period                          1,456        1,816        1,206
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   19.978   $   16.986   $   16.776
Value at end of period                                                        $   31.255   $   19.978   $   16.986
Number of accumulation units outstanding at end of period                          6,428        3,855        6,970

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                                  $    10.85
Value at end of period                                                        $    11.78
Number of accumulation units outstanding at end of period                          2,454
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    16.93   $   24.548   $   33.037   $   35.480
Value at end of period                                                        $    21.41   $    16.93   $   24.548   $   33.037
Number of accumulation units outstanding at end of period                          2,168        2,694        4,222        9,109
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $    10.79
Value at end of period                                                        $    11.29
Number of accumulation units outstanding at end of period                         12,943
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                                  $    11.58
Value at end of period                                                        $    12.39
Number of accumulation units outstanding at end of period                          4,710
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $    10.72   $    10.57
Value at end of period                                                        $    11.01   $    10.72
Number of accumulation units outstanding at end of period                          3,555        1,114
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     8.45   $   14.795   $   20.033   $   28.481
Value at end of period                                                        $    12.90   $     8.45   $   14.795   $   20.033
Number of accumulation units outstanding at end of period                         16,316       10,029       12,608       14,666
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $    14.68
Value at end of period                                                        $    16.53
Number of accumulation units outstanding at end of period                          3,088
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    14.54   $   19.189   $   21.643   $   21.922
Value at end of period                                                        $    18.80   $    14.54   $   19.189   $   21.643
Number of accumulation units outstanding at end of period                         24,998       18,710       17,503       20,218

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   24.145   $   19.291   $   19.016
Value at end of period                                                        $   35.480   $   24.145   $   19.291
Number of accumulation units outstanding at end of period                          8,425        5,460        7,188
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   19.114   $   14.927   $   15.114
Value at end of period                                                        $   28.481   $   19.114   $   14.927
Number of accumulation units outstanding at end of period                         14,236       40,140       56,819
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   18.146   $   14.400   $   14.112
Value at end of period                                                        $   21.922   $   18.146   $   14.400
Number of accumulation units outstanding at end of period                         24,825       29,384       24,650

                                                                                  2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     11.22   $    15.129   $    19.365   $    20.527
Value at end of period                                                        $     13.85   $     11.22   $    15.129   $    19.365
Number of accumulation units outstanding at end of period                          93,468        90,559        99,038       101,085
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      8.31   $      7.79
Value at end of period                                                        $     10.64   $      8.31
Number of accumulation units outstanding at end of period                           4,429         2,891
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     20.34   $    22.902   $    24.150   $    24.529
Value at end of period                                                        $     23.93   $     20.34   $    22.902   $    24.150
Number of accumulation units outstanding at end of period                         205,420       239,236       266.176       291,348
ING VP BOND PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     17.39   $    16.226   $    15.087   $    13.912
Value at end of period                                                        $     18.28   $     17.39   $    16.226   $    15.087
Number of accumulation units outstanding at end of period                         208,942       243,240       259,850       264,385
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $      2.59   $     4.454   $     5.841   $     9.365
Value at end of period                                                        $      3.73   $      2.59   $     4.454   $     5.841
Number of accumulation units outstanding at end of period                          13,255         6,770        24,538        22,438
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     15.49   $    20.855   $    25.817   $    29.287
Value at end of period                                                        $     19.33   $     15.49   $    20.855   $    25.817
Number of accumulation units outstanding at end of period                       2,901,193     3,285,323     3,760,768     4,335,996
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period                                                  $     10.49   $    14.953   $    20.761   $    23.875
Value at end of period                                                        $     13.51   $     10.49   $    14.953   $    20.761
Number of accumulation units outstanding at end of period                          31,187        37,975        50,160        55,705
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     13.71   $    17.668   $    20.692   $    23.103
Value at end of period                                                        $     17.09   $     13.71   $    17.668   $    20.692
Number of accumulation units outstanding at end of period                          70,966        70,072        70,818        90,741

                                                                                  1999          1998          1997
                                                                              -----------   -----------   -----------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    16.758   $    13.795   $    14.067
Value at end of period                                                        $    20.527   $    16.758   $    13.795
Number of accumulation units outstanding at end of period                          64,138        56,680        55,233
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    21.808   $    18.837   $    16.739
Value at end of period                                                        $    24.529   $    21.808   $    18.837
Number of accumulation units outstanding at end of period                         343,842       429,954       454,232
ING VP BOND PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    14.171   $    13.249   $    12.629
Value at end of period                                                        $    13.912   $    14.171   $    13.249
Number of accumulation units outstanding at end of period                         347,131       421,225       453,723
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    25.193   $    22.226   $    19.673
Value at end of period                                                        $    29.287   $    25.193   $    22.226
Number of accumulation units outstanding at end of period                       4,958,303     5,670,691     6,093,102
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period                                                  $    17.912   $    13.173   $    12.615
Value at end of period                                                        $    23.875   $    17.912   $    13.173
Number of accumulation units outstanding at end of period                          48,373        25,257         1,565
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    18.802   $    14.452   $    12.748
Value at end of period                                                        $    23.103   $    18.802   $    14.452
Number of accumulation units outstanding at end of period                          80,552        48,459        13,748

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period                                                  $    12.48   $   14.374   $   14.751   $   12.475
Value at end of period                                                        $    16.32   $    12.48   $   14.374   $   14.751
Number of accumulation units outstanding at end of period                         16,748       14,861        7,620        6,140
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $     9.07   $   10.579   $   10.461   $    9.645
Value at end of period                                                        $    12.19   $     9.07   $   10.579   $   10.461
Number of accumulation units outstanding at end of period                         12,551       12,354       12,866           66
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    13.98   $   13.929   $   13.571   $   12.917
Value at end of period                                                        $    13.93   $    13.98   $   13.929   $   13.571
Number of accumulation units outstanding at end of period                        254,937      317,922      391,787      442,560
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    13.04   $   13.490   $   16.250   $   13.900
Value at end of period                                                        $    16.81   $    13.04   $   13.490   $   16.250
Number of accumulation units outstanding at end of period                            718          718          718          877
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    14.46   $   19.070   $   18.568   $   17.617
Value at end of period                                                        $    19.63   $    14.46   $   19.070   $   18.568
Number of accumulation units outstanding at end of period                         10,494       10,407       10,912        9,443
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                                  $     6.54
Value at end of period                                                        $     6.82
Number of accumulation units outstanding at end of period                          2,169
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    13.66   $   15.232   $   16.526   $   16.607
Value at end of period                                                        $    16.17   $    13.66   $   15.232   $   16.526
Number of accumulation units outstanding at end of period                         10,242       25,171       28,422       37,614
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    13.35   $   15.622   $   17.821   $   18.102
Value at end of period                                                        $    16.45   $    13.35   $   15.622   $   17.821
Number of accumulation units outstanding at end of period                            683        1,085        1,133        1,660

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $    8.815   $    6.682
Value at end of period                                                        $    9.645   $    8.815
Number of accumulation units outstanding at end of period                            722          748
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   12.447   $   11.951   $   11.674
Value at end of period                                                        $   12.917   $   12.447   $   11.951
Number of accumulation units outstanding at end of period                        515,621      553,915      591,901
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   12.336   $   15.541   $   15.221
Value at end of period                                                        $   13.900   $   12.336   $   15.541
Number of accumulation units outstanding at end of period                            900          745        8,053
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $   13.633   $   13.654   $   13.092
Value at end of period                                                        $   17.617   $   13.633   $   13.654
Number of accumulation units outstanding at end of period                          7,350        4,297        1,779
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   15.204   $   14.485   $   13.199
Value at end of period                                                        $   16.607   $   15.204   $   14.485
Number of accumulation units outstanding at end of period                         47,768       50,297       50,297
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   15.974   $   15.453   $   13.971
Value at end of period                                                        $   18.102   $   15.974   $   15.453
Number of accumulation units outstanding at end of period                          7,679        9,888       10,257

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    14.49   $   15.281   $   15.795   $   15.206
Value at end of period                                                        $    16.32   $    14.49   $   15.281   $   15.795
Number of accumulation units outstanding at end of period                         16,709       18,001       19,598       20,947
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $    13.44   $   18.388   $   20.602   $   18.930
Value at end of period                                                        $    16.54   $    13.44   $   18.388   $   20.602
Number of accumulation units outstanding at end of period                         13,046       20,736       18,333        8,383
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    20.92   $   22.646   $   24.064   $   24.922
Value at end of period                                                        $    23.57   $    20.92   $   22.646   $   24.064
Number of accumulation units outstanding at end of period                         15,246       19,824       27,093       41,858
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    18.93   $   17.351   $   16.308   $   15.540
Value at end of period                                                        $    19.89   $    18.93   $   17.351   $   16.308
Number of accumulation units outstanding at end of period                          4,073        3,793        1,231          493
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    13.37   $   18.419   $   24.782   $   29.366
Value at end of period                                                        $    17.39   $    13.37   $   18.419   $   24.782
Number of accumulation units outstanding at end of period                         17,897       26,043       37,111       48,284
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    13.36   $   18.778   $   31.406   $   46.640
Value at end of period                                                        $    17.83   $    13.36   $   18.778   $   31.406
Number of accumulation units outstanding at end of period                         45,263       46,615       53,202       74,586
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    16.23   $   22.056   $   28.796   $   34.574
Value at end of period                                                        $    19.87   $    16.23   $   22.056   $   28.796
Number of accumulation units outstanding at end of period                         55,481       61,469       63,484      101,799
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     7.85   $     9.53
Value at end of period                                                        $    10.16   $     7.85
Number of accumulation units outstanding at end of period                         10,786          964

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   14.327   $   13.518   $   12.496
Value at end of period                                                        $   15.206   $   14.327   $   13.518
Number of accumulation units outstanding at end of period                         22,033       10,684       16,060
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                                  $   16.030   $   12.899
Value at end of period                                                        $   18.930   $   16.030
Number of accumulation units outstanding at end of period                         10,011        5,261
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   19.908   $   15.012   $   13.573
Value at end of period                                                        $   24.922   $   19.908   $   15.012
Number of accumulation units outstanding at end of period                         43,805       23,035        8,663
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   15.487   $   14.373   $   13.448
Value at end of period                                                        $   15.540   $   15.487   $   14.373
Number of accumulation units outstanding at end of period                          6,227        9,337          323
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   20.651   $   15.414   $   13.985
Value at end of period                                                        $   29.366   $   20.651   $   15.414
Number of accumulation units outstanding at end of period                         28,974        7,088        6,389
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   20.951   $   15.801   $   14.156
Value at end of period                                                        $   46.640   $   20.951   $   15.801
Number of accumulation units outstanding at end of period                         63,769       32,182       26,177
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $   21.288   $   16.720   $   15.828
Value at end of period                                                        $   34.574   $   21.288   $   16.720
Number of accumulation units outstanding at end of period                         84,796       67,482       63,534
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
LORD ABBETT MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     9.48
Value at end of period                                                        $    10.25
Number of accumulation units outstanding at end of period                          2,029
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $    10.87   $   14.137   $   16.275   $   15.681
Value at end of period                                                        $    15.35   $    10.87   $   14.137   $   16.275
Number of accumulation units outstanding at end of period                         15,460        9,482        9,583       14,615
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during March 2001)
Value at beginning of period                                                  $    11.19   $   10.545   $   10.549
Value at end of period                                                        $    13.05   $    11.19   $   10.545
Number of accumulation units outstanding at end of period                          1,885          272          272
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     7.99   $     9.64
Value at end of period                                                        $     9.67   $     7.99
Number of accumulation units outstanding at end of period                          1,073          952
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                                  $    10.37
Value at end of period                                                        $    11.86
Number of accumulation units outstanding at end of period                              5

                                                                                 1999         1998         1997
                                                                              ----------   ----------   ----------
LORD ABBETT MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $   10.018   $    8.115
Value at end of period                                                        $   15.681   $   10.018
Number of accumulation units outstanding at end of period                          6,425        2,465
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during March 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                   TABLE XXXII
               FOR DEFERRED COMPENSATION CONTRACTS WITH DIFFERING
                         TOTAL SEPARATE ACCOUNT CHARGES
           (0.60% FOR FUNDS WITH AN (*) AND 0.75% FOR ALL OTHER FUNDS)
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $     6.93   $    9.225   $   12.115   $   15.281
Value at end of period                                                        $     8.90   $     6.93   $    9.225   $   12.115
Number of accumulation units outstanding at end of period                         17,453       16,770       16,204       17,938
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $     6.35   $    7.581   $    9.898   $   11.715
Value at end of period                                                        $     7.84   $     6.35   $    7.581   $     9.88
Number of accumulation units outstanding at end of period                         21,935   $   17,351       14,348       27,070
AIM V.I. GROWTH FUND
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $     4.27   $    6.226   $    9.489   $   12.051
Value at end of period                                                        $     5.56   $     4.27   $    6.226   $    9.489
Number of accumulation units outstanding at end of period                         12,573       11,394       11,788       16,053
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $     5.83   $    8.427   $    9.711   $   10.611
Value at end of period                                                        $     7.24   $     5.83   $    8.427   $    9.711
Number of accumulation units outstanding at end of period                          9,243        7,551        5,139        2,804
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    17.51   $   20.087   $   21.748   $   23.113
Value at end of period                                                        $    20.74   $    17.51   $   20.087   $   21.748
Number of accumulation units outstanding at end of period                          5,754        5,368        5,567        5,528
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    17.40   $   19.343   $   22.209   $   23.513
Value at end of period                                                        $    22.19   $    17.40   $   19.343   $   22.209
Number of accumulation units outstanding at end of period                         94,145       84,274       71,481       77,274

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    15.28   $   18.541   $   19.655   $   19.049
Value at end of period                                                        $    19.77   $    15.28   $   18.541   $   19.655
Number of accumulation units outstanding at end of period                         51,439       43,381       37,991       33,297
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    12.98   $   18.704   $   22.885   $   25.914
Value at end of period                                                        $    17.11   $    12.98   $   18.704   $   22.885
Number of accumulation units outstanding at end of period                        213,268      182,127        9,165      183,299
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $     9.53   $   12.043   $   15.392   $   16.962
Value at end of period                                                        $    13.56   $     9.53   $   12.043   $   15.392
Number of accumulation units outstanding at end of period                         20,647       13,839        9,165        8,637
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     9.29   $    11.57
Value at end of period                                                        $    12.18   $     9.29
Number of accumulation units outstanding at end of period                          5,325        2,863
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $     7.17
Value at end of period                                                        $     7.89
Number of accumulation units outstanding at end of period                            141
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     5.05   $     5.56
Value at end of period                                                        $     7.24   $     5.05
Number of accumulation units outstanding at end of period                         20,464          256
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     6.53   $     8.19
Value at end of period                                                        $     8.71   $     6.53
Number of accumulation units outstanding at end of period                          1,383           28
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $     8.11   $     7.78
Value at end of period                                                        $    10.91   $     8.11
Number of accumulation units outstanding at end of period                          2,516          259

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $     8.72   $     8.75
Value at end of period                                                        $    11.54   $     8.72
Number of accumulation units outstanding at end of period                          2,591           79
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $     8.14
Value at end of period                                                        $    10.20
Number of accumulation units outstanding at end of period                          2,593
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    14.65   $   18.021   $   24.850   $   25.595
Value at end of period                                                        $    18.83   $    14.65   $   18.021   $   24.850
Number of accumulation units outstanding at end of period                         11,412       12.531       16,421       16,938
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                                  $     9.20   $     9.12
Value at end of period                                                        $    11.87   $     9.20
Number of accumulation units outstanding at end of period                          6,076        3,654
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    17.12   $   24.702   $   33.077   $   37.485
Value at end of period                                                        $    21.76   $    17.12   $   24.702   $   33.077
Number of accumulation units outstanding at end of period                         25,448       27,814       29,740   $   35,218
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     8.35   $     8.76
Value at end of period                                                        $    10.92   $     8.35
Number of accumulation units outstanding at end of period                          1,174        3,654
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period                                                  $    10.75
Value at end of period                                                        $    11.33
Number of accumulation units outstanding at end of period                            195
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     9.68   $    10.66
Value at end of period                                                        $    12.53   $     9.68
Number of accumulation units outstanding at end of period                         20,141           30

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $    10.75   $    10.11
Value at end of period                                                        $    11.10   $    10.75
Number of accumulation units outstanding at end of period                         11,029        6,637
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $     9.56   $   14.888   $   20.057   $   24,830
Value at end of period                                                        $    13.11   $     9.56   $   14.888   $   20.057
Number of accumulation units outstanding at end of period                         92,957       87,612       88,671       93,440
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $    13.06
Value at end of period                                                        $    16.71
Number of accumulation units outstanding at end of period                          9,857
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $    10.34
Value at end of period                                                        $    12.86
Number of accumulation units outstanding at end of period                          1,205
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                                  $    11.61
Value at end of period                                                        $    12.22
Number of accumulation units outstanding at end of period                             35
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    14.70   $   19.309   $   21.669   $   23.370
Value at end of period                                                        $    19.10   $    14.70   $   19.309   $   21.669
Number of accumulation units outstanding at end of period                         55,852       51,250       54,994       68,020
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                                  $    24.71
Value at end of period                                                        $    29.91
Number of accumulation units outstanding at end of period                            854
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    11.35   $   15.224   $   19.388   $   21.916
Value at end of period                                                        $    14.07   $    11.35   $   15.224   $   19.388
Number of accumulation units outstanding at end of period                         29,398       32,917       34,516       35,218

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     8.34   $     9.66
Value at end of period                                                        $    10.73   $     8.34
Number of accumulation units outstanding at end of period                          5,030        3,419
ING VP BALANCED PORTFOLIO, INC.*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    20.35   $   22.825   $   23.973   $   24.797
Value at end of period                                                        $    24.05   $    20.35   $   22.825   $   23.973
Number of accumulation units outstanding at end of period                        211,239      212,957      258,874      280,298
ING VP BOND PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    17.49   $   16.246   $   15.030   $   14.385
Value at end of period                                                        $    18.49   $    17.49   $   16.246   $   15.030
Number of accumulation units outstanding at end of period                         95,167      105,461       94,843       59,880
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $     2.61   $    4.472   $    5.840   $    8.891
Value at end of period                                                        $     3.77   $     2.61   $    4.472   $    5.840
Number of accumulation units outstanding at end of period                        113,617       72,429       44,852       25,944
ING VP GROWTH AND INCOME PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    15.50   $   20.786   $   25.628   $   28.038
Value at end of period                                                        $    19.42   $    15.50   $   20.786   $   25.628
Number of accumulation units outstanding at end of period                        555,079      566,660       67,177      727,721
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                                  $     5.91
Value at end of period                                                        $     8.02
Number of accumulation units outstanding at end of period                          4,012
ING VP GROWTH PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    10.65   $   15.075   $   20.793   $   24.462
Value at end of period                                                        $    13.80   $    10.65   $   15.075   $   20.793
Number of accumulation units outstanding at end of period                         65,888       63,907       63,366       80,897
ING VP INDEX PLUS LARGECAP PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    13.83   $   17.730   $   20.650   $   22.482
Value at end of period                                                        $    17.34   $    13.83   $   17.730   $   20.650
Number of accumulation units outstanding at end of period                        120,188      112,773      105,875      110,804

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP INDEX PLUS MIDCAP PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    12.66   $   14.491   $   14.774   $   15.067
Value at end of period                                                        $    16.67   $    12.66   $   14.491   $   14.774
Number of accumulation units outstanding at end of period                         82,714       69,506       41,097       23,200
ING VP INDEX PLUS SMALLCAP PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $     9.20   $   10.665   $   10.477   $   10.027
Value at end of period                                                        $    12.45   $     9.20   $   10.665   $   10.477
Number of accumulation units outstanding at end of period                         38,562       27,806        9,998        3,067
ING VP INTERNATIONAL EQUITY PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $     6.34   $    8.702   $   11.501   $   13.152
Value at end of period                                                        $     8.33   $     6.34   $    8.702   $   11.501
Number of accumulation units outstanding at end of period                         10,559        8,977        6,894        4,906
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     8.04   $     9.42
Value at end of period                                                        $    10.38   $     8.04
Number of accumulation units outstanding at end of period                          6,382        1,361
ING MAGNACAP PORTFOLIO*
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     6.86   $     7.15
Value at end of period                                                        $     8.93   $     6.86
Number of accumulation units outstanding at end of period                          1,527           28
ING MIDCAP OPPORTUNITIES PORTFOLIO*
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     6.97   $     6.99
Value at end of period                                                        $     9.47   $     6.97
Number of accumulation units outstanding at end of period                          2,901           44
ING VP MONEY MARKET PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    14.18   $   14.042   $   13.592   $   13.398
Value at end of period                                                        $    14.23   $    14.18   $   14.042   $   13.592
Number of accumulation units outstanding at end of period                         65,925      124,661      125,327       86,231
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    13.20   $   13.574   $   16.269   $   14.773
Value at end of period                                                        $    17.13   $    13.20   $   13.574   $   16.269
Number of accumulation units outstanding at end of period                          1,382        1,394        4,187        4,181

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP SMALL COMPANY PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    14.67   $   19.224   $   18.597   $   19.585
Value at end of period                                                        $    20.05   $    14.67   $   19.224   $   18.597
Number of accumulation units outstanding at end of period                         38,272       32,961       28,246       23,758
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     5.02   $     6.32
Value at end of period                                                        $     6.92   $     5.02
Number of accumulation units outstanding at end of period                         19,389        3,419
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    13.59   $   15.113   $   16.347   $   16.707
Value at end of period                                                        $    16.14   $    13.59   $   15.113   $   16.347
Number of accumulation units outstanding at end of period                          6,373        5,772        4,885        4,111
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    13.29   $   15.499   $   17.628   $   18.231
Value at end of period                                                        $    16.42   $    13.29   $   15.499   $   17.628
Number of accumulation units outstanding at end of period                         12,205       10,298        9.107        7,890
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    14.42   $   15.161   $   15.623   $   15.609
Value at end of period                                                        $    16.28   $    14.42   $   15.161   $   15.623
Number of accumulation units outstanding at end of period                          7,299        5,172        4,305        3,716
ING VP VALUE OPPORTUNITY PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    13.64   $   18.538   $   20.634   $   20.650
Value at end of period                                                        $    16.90   $    13.64   $   18.538   $   20.634
Number of accumulation units outstanding at end of period                         28,633       24,214       21,307       17,416
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    21.16   $   22.787   $   24.093   $   24.658
Value at end of period                                                        $    23.95   $    21.16   $   22.787   $   24.093
Number of accumulation units outstanding at end of period                        182,293      165,061      147,461      143,009
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    19.14   $   17.459   $   16.328   $   15.851
Value at end of period                                                        $    20.22   $    19.14   $   17.459   $   16.328
Number of accumulation units outstanding at end of period                         19,421       26,445       16,605        7,489

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    13.52   $   18.534   $   24,812   $   29.874
Value at end of period                                                        $    17.68   $    13.52   $   18.534   $   24.812
Number of accumulation units outstanding at end of period                        129,042      125,558      124,839      127,738
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    13.52   $   18.895   $   31.443   $   43.951
Value at end of period                                                        $    18.12   $    13.52   $   18.895   $   31.443
Number of accumulation units outstanding at end of period                        285,860      269,126      276,563      312,954
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    16.41   $   22.193   $   28.830   $   33.364
Value at end of period                                                        $    20.19   $    16.41   $   22.193   $   28.830
Number of accumulation units outstanding at end of period                        154,059      166,772      175,568      210,872
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO*
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     7.91   $     9.64
Value at end of period                                                        $    10.29   $     7.91
Number of accumulation units outstanding at end of period                         28,022        3,329
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO*
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     8.38   $     9.73
Value at end of period                                                        $    10.38   $     8.38
Number of accumulation units outstanding at end of period                         13,734        1,646
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    10.99   $   14.225   $   16.294   $   16.764
Value at end of period                                                        $    15.61   $    10.99   $   14.225   $   16.294
Number of accumulation units outstanding at end of period                         57,639       32,198       25,718       16,614
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    11.32   $   10.611   $   10.197   $   10.237
Value at end of period                                                        $    13.26   $    11.32   $   10.611   $   10.197
Number of accumulation units outstanding at end of period                         46,528        9,248        1,762        2,010
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     8.05   $     9.70
Value at end of period                                                        $     9.79   $     8.05
Number of accumulation units outstanding at end of period                          9,226        2,591

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period                                                  $     8.92
Value at end of period                                                        $     9.32
Number of accumulation units outstanding at end of period                             30
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     8.80   $     9.93
Value at end of period                                                        $    12.00   $     8.80
Number of accumulation units outstanding at end of period                          7,685           86

                         CONDENSED FINANCIAL INFORMATION

                                  TABLE XXXIII
               FOR DEFERRED COMPENSATION CONTRACTS WITH DIFFERING
                         TOTAL SEPARATE ACCOUNT CHARGES
           (0.75% FOR FUNDS WITH AN (*) AND 0.90% FOR ALL OTHER FUNDS)
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $     6.90   $    9.207   $   12.110   $   14.236
Value at end of period                                                        $     8.86   $     6.90   $    9.207   $   12.110
Number of accumulation units outstanding at end of period                          4,297        4,711        2,546          660
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $     6.33   $    7.566   $    9.894   $   11.140
Value at end of period                                                        $     7.81   $     6.33   $    7.566   $    9.894
Number of accumulation units outstanding at end of period                         22,411       20,464       24,172        8,540
AIM V.I. GROWTH FUND
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $     4.25   $    6.214   $    9.485   $   11.267
Value at end of period                                                        $     5.53   $     4.25   $    6.214   $    9.485
Number of accumulation units outstanding at end of period                         13,662       11,475       10,043        2,055
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $     5.81   $    8.411   $    9.707   $   10.085
Value at end of period                                                        $     7.21   $     5.81   $    8.411   $    9.707
Number of accumulation units outstanding at end of period                          2,561        1,801        1,332          114
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    17.45   $   20.048   $   21.739   $   22.610
Value at end of period                                                        $    20.64   $    17.45   $   20.048   $   21.739
Number of accumulation units outstanding at end of period                             24           12          270          227
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    17.34   $   19.306   $   22.199   $   22.768
Value at end of period                                                        $    22.08   $    17.34   $   19.306   $   22.199
Number of accumulation units outstanding at end of period                         12,064       10.018       11,888        7,666

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    15.23   $   18.505   $   19.647   $   19.652
Value at end of period                                                        $    19.67   $    15.23   $   18.505   $   19.647
Number of accumulation units outstanding at end of period                         22,091       22,003       20.834       15,603
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    12.93   $   18.668   $   22.876   $   25.026
Value at end of period                                                        $    17.02   $    12.93   $   18.668   $   22.876
Number of accumulation units outstanding at end of period                         44,850       41,677       42,755       23,381
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $     9.50   $   12.020   $   15.386   $   16.449
Value at end of period                                                        $    13.49   $     9.50   $   12.020   $   15.386
Number of accumulation units outstanding at end of period                          2,044        1,269        1,792        1,669
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     9.27   $   11.653
Value at end of period                                                        $    12.14   $     9.27
Number of accumulation units outstanding at end of period                         11,150       11,800
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     5.04   $     6.46
Value at end of period                                                        $     7.22   $     5.04
Number of accumulation units outstanding at end of period                          2,662           14
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $     7.57
Value at end of period                                                        $     8.68
Number of accumulation units outstanding at end of period                            226
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $     7.65
Value at end of period                                                        $    10.88
Number of accumulation units outstanding at end of period                             39
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     8.71   $    10.00
Value at end of period                                                        $    11.51   $     8.71
Number of accumulation units outstanding at end of period                          2,043        2,753

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    14.60   $   17.987   $   24.839   $   25.253
Value at end of period                                                        $    18.73   $    14.60   $   17.987   $   24.839
Number of accumulation units outstanding at end of period                          1,853        1,910        1,652          677
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $     9.19   $     9.08
Value at end of period                                                        $    11.84   $     9.19
Number of accumulation units outstanding at end of period                          1,100          325
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    17.06   $   24.654   $   33.063   $   36.090
Value at end of period                                                        $    21.66   $    17.06   $   24.654   $   33.063
Number of accumulation units outstanding at end of period                          4,883        4,094        5,483        2,496
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                                  $     7.96
Value at end of period                                                        $    10.89
Number of accumulation units outstanding at end of period                              5
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $    10.77
Value at end of period                                                        $    11.31
Number of accumulation units outstanding at end of period                            360
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $     9.57
Value at end of period                                                        $    12.48
Number of accumulation units outstanding at end of period                          2,094
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                                  $    10.74   $    10.30
Value at end of period                                                        $    11.08   $    10.74
Number of accumulation units outstanding at end of period                          9,292       15,165
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $     9.53   $   14.859   $   20.048   $   22.873
Value at end of period                                                        $    13.05   $     9.53   $   14.859   $   20.048
Number of accumulation units outstanding at end of period                         20,703       17,102       16,554        6,332

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $    12.08
Value at end of period                                                        $    16.65
Number of accumulation units outstanding at end of period                          1,879
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $     9.56
Value at end of period                                                        $    12.82
Number of accumulation units outstanding at end of period                          4,133
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                                  $    11.11
Value at end of period                                                        $    12.20
Number of accumulation units outstanding at end of period                            478
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    14.65   $   19.272   $   21.660   $   22.363
Value at end of period                                                        $    19.01   $    14.65   $   19.272   $   21.660
Number of accumulation units outstanding at end of period                         25,227       23,979       26,494       14,653
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                                  $    22.32
Value at end of period                                                        $    29.81
Number of accumulation units outstanding at end of period                             46
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    11.31   $   15.194   $   19.380   $   21.170
Value at end of period                                                        $    14.01   $    11.31   $   15.194   $   19.380
Number of accumulation units outstanding at end of period                         13,636       16,871       19,141       18,054
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $     9.42
Value at end of period                                                        $    10.70
Number of accumulation units outstanding at end of period                            683
ING VP BALANCED PORTFOLIO, INC.*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    20.28   $   22.781   $   23.962   $   24,183
Value at end of period                                                        $    23.93   $    20.28   $   22.781   $   23.962
Number of accumulation units outstanding at end of period                         18,318       23,517       27,462       16,891

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP BOND PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    17.43   $   16.214   $   15.023   $   14.416
Value at end of period                                                        $    18.39   $    17.43   $   16.214   $   15.023
Number of accumulation units outstanding at end of period                         23,127       23,432       46,817        4,465
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $     2.60   $    4.463   $    5.837   $    7.855
Value at end of period                                                        $     3.76   $     2.60   $    4.463   $    5.837
Number of accumulation units outstanding at end of period                         16,270       17,726        6,339          381
ING VP GROWTH AND INCOME PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    15.44   $   20.745   $   25.617   $   26.982
Value at end of period                                                        $    19.33   $    15.44   $   20.745   $   25.617
Number of accumulation units outstanding at end of period                         76,221       75,718       85,130       34,056
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     7.25
Value at end of period                                                        $     7.98
Number of accumulation units outstanding at end of period                             61
ING VP GROWTH PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    10.61   $   15.045   $   20.784   $   23.388
Value at end of period                                                        $    13.73   $    10.61   $   15.045   $   20.784
Number of accumulation units outstanding at end of period                         18,942       15,097       13,348        2,394
ING VP INDEX PLUS LARGECAP PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    13.78   $   17.696   $   20.641   $   21.677
Value at end of period                                                        $    17.26   $    13.78   $   17.696   $   20.641
Number of accumulation units outstanding at end of period                         22,932       17,334       24,497        7,168
ING VP INDEX PLUS MIDCAP PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    12.62   $   14.463   $   14.768   $   14.459
Value at end of period                                                        $    16.59   $    12.62   $   14.463   $   14.768
Number of accumulation units outstanding at end of period                         21,077       18,917       13,046        3,480
ING VP INDEX PLUS SMALLCAP PORTFOLIO*
(Funds were first received in this option during January 2001)
Value at beginning of period                                                  $     9.17   $   10.644   $   10.303
Value at end of period                                                        $    12.39   $     9.17   $   10.644
Number of accumulation units outstanding at end of period                         10,241       13,466        6,129

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP INTERNATIONAL EQUITY PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $     6.32   $    8.685   $   11.496   $   12.586
Value at end of period                                                        $     8.28   $     6.32   $    8.685   $   11.496
Number of accumulation units outstanding at end of period                          1,198          303          290            2
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     8.02   $     9.99
Value at end of period                                                        $    10.32   $     8.02
Number of accumulation units outstanding at end of period                            175           15
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $     6.73
Value at end of period                                                        $     8.89
Number of accumulation units outstanding at end of period                             58
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                                  $     6.58
Value at end of period                                                        $     9.41
Number of accumulation units outstanding at end of period                            665
ING VP MONEY MARKET PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    14.14   $   14.015   $   13.586   $   13.409
Value at end of period                                                        $    14.16   $    14.14   $   14.015   $   13.586
Number of accumulation units outstanding at end of period                         32,059       38,273       37,077       27,084
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    13.15   $   13.548   $   16.262   $   15.024
Value at end of period                                                        $    17.00   $    13.15   $   13.548   $   16.262
Number of accumulation units outstanding at end of period                            643          927        1,208          823
ING VP SMALL COMPANY PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    14.62   $   19.187   $   18.589   $   18.318
Value at end of period                                                        $    19.95   $    14.62   $   19.187   $   18.589
Number of accumulation units outstanding at end of period                         12,997       11,323        9,990        2,705
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $     5.01   $     5.69
Value at end of period                                                        $     6.88   $     5.01
Number of accumulation units outstanding at end of period                            359          269

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                               $   15.083   $   16.340   $   16.294
Value at end of period                                                                     $    15.46   $   15.083   $   16.340
Number of accumulation units outstanding at end of period                                           0          361          304
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    13.24   $   15.469   $   17.620   $   17.673
Value at end of period                                                        $    16.34   $    13.24   $   15.469   $   17.620
Number of accumulation units outstanding at end of period                            494          409          628          663
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    14.37   $   15.131   $   15.616   $   15.374
Value at end of period                                                        $    16.20   $    14.37   $   15.131   $   15.616
Number of accumulation units outstanding at end of period                            499          319          527          966
ING VP VALUE OPPORTUNITY PORTFOLIO*
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    13.60   $   18.502   $   20.625   $   20.538
Value at end of period                                                        $    16.81   $    13.60   $   18.502   $   20.625
Number of accumulation units outstanding at end of period                          7,177        8,415        8,353          591
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    21.09   $   22.743   $   24.083   $   24.180
Value at end of period                                                        $    23.83   $    21.09   $   22.743   $   24.083
Number of accumulation units outstanding at end of period                         20,891       16,895       22,726        6,885
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    19.08   $   17.425   $   16.321   $   15.890
Value at end of period                                                        $    20.12   $    19.08   $   17.425   $   16.321
Number of accumulation units outstanding at end of period                         10,529        7,774        7,647        1,366
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    13.47   $   18.498   $   24.801   $   28.180
Value at end of period                                                        $    17.59   $    13.47   $   18.498   $   24.801
Number of accumulation units outstanding at end of period                         23,826       21,567       22,400       12,973
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    13.47   $   18.859   $   31.430   $   40.992
Value at end of period                                                        $    18.03   $    13.47   $   18.859   $   31.430
Number of accumulation units outstanding at end of period                         83,227       76,191       75,023       30,076

                                                                                 2003         2002         2001         2000
                                                                              ----------   ----------   ----------   ----------
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    16.35   $   22.151   $   28.818   $   32.009
Value at end of period                                                        $    20.10   $    16.35   $   22.151   $   28.818
Number of accumulation units outstanding at end of period                         58,239       52,902       60,851       24,037
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $     7.89   $     8.61
Value at end of period                                                        $    10.25   $     7.89
Number of accumulation units outstanding at end of period                          2,908        2,135
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                                  $     8.36   $     9.43
Value at end of period                                                        $    10.34   $     8.36
Number of accumulation units outstanding at end of period                          1,862          491
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    10.96   $   14.198   $   16.288   $   16.277
Value at end of period                                                        $    15.53   $    10.96   $   14.198   $   16.288
Number of accumulation units outstanding at end of period                         10,521        9,507        7,948        1,979
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $    11.28   $   10.591   $   10.193   $   10.235
Value at end of period                                                        $    13.20   $    11.28   $   10.591   $   10.193
Number of accumulation units outstanding at end of period                          2,358          896          636            1
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $     8.03   $     7.20
Value at end of period                                                        $     9.76   $     8.03
Number of accumulation units outstanding at end of period                          1,090          182
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                                  $     8.37
Value at end of period                                                        $     9.29
Number of accumulation units outstanding at end of period                             53
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     8.78   $    10.47
Value at end of period                                                        $    11.96   $     8.78
Number of accumulation units outstanding at end of period                            642        1,260

                         CONDENSED FINANCIAL INFORMATION

                                   TABLE XXXIV
     FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                OF 0.95% EFFECTIVE ON OR AFTER DECEMBER 16, 1996
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                  2003          2002          2001          2000          1999
                                                              ------------  ------------  ------------  ------------  ------------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                  $       6.91  $      9.218  $     12.130  $     13.745  $      9.660
Value at end of period                                        $       8.86  $       6.91  $      9.218  $     12.130  $     13.745
Number of accumulation units outstanding at end of period            4,770        12,673         8,512         7,589            42
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                  $       6.33  $      7.575  $      9.911  $     11.710  $      9.601
Value at end of period                                        $       7.81  $       6.33  $      7.575  $      9.911  $     11.710
Number of accumulation units outstanding at end of period            5,704         5,554         8,421         3,109           115
AIM V.I. GROWTH FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                  $       4.27  $      6.240  $      9.529  $     12.098  $     10.595
Value at end of period                                        $       5.55  $       4.27  $      6.240  $      9.529  $     12.098
Number of accumulation units outstanding at end of period            7,172         5,235         5,935         2,847            18
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                  $       5.81  $      8.417  $      9.719  $     11.495  $      9.845
Value at end of period                                        $       7.20  $       5.81  $      8.417  $      9.719  $     11.495
Number of accumulation units outstanding at end of period            4,613         8,659         7,627         4,687           674
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period                                  $      17.64  $     20.267  $     21.987  $     22.913  $     20.612
Value at end of period                                        $      20.84  $      17.64  $     20.267  $     21.987  $     22.913
Number of accumulation units outstanding at end of period            2,888         3,346         5,995         5,812         6,811
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $      17.52  $     19.516  $     22.453  $     24,274  $     19.722
Value at end of period                                        $      22.30  $      17.52  $     19.516  $     22.453  $     24,274
Number of accumulation units outstanding at end of period           38,784        40,914        43,865        39,966        37,380

                                                                  1998          1997          1996          1995          1994
                                                              ------------  ------------  ------------  ------------  ------------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
AIM V.I. GROWTH FUND
(Funds were first received in this option during June 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period                                  $     17.896  $     15.046  $     13.527  $     10.554  $     11.036
Value at end of period                                        $     20.612  $     17.896  $     15.046  $     13.527  $     10.554
Number of accumulation units outstanding at end of period           37,944        62,328        21,317       966,098       521,141
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $     15.318  $     12.457  $     10.397  $     10.000
Value at end of period                                        $     19.722  $     15.318  $     12.457  $     10.397
Number of accumulation units outstanding at end of period          187,525       263,159        41,394     2,116,732

                                                                  2003          2002          2001          2000          1999
                                                              ------------  ------------  ------------  ------------  ------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $      15.39  $     18.707  $     19.871  $     18.502  $     17.567
Value at end of period                                        $      19.87  $      15.39  $     18.707  $     19.871  $     18.502
Number of accumulation units outstanding at end of period           32,242        33,035        24,295        13,789        14,979
FIDELITY(R) VIP GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $      13.07  $     18.872  $     23.137  $     26.237  $     19.273
Value at end of period                                        $      17.19  $      13.07  $     18.872  $     23.137  $     26.237
Number of accumulation units outstanding at end of period           40,387        61,965        73,611        63,542        43,826
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $       9.59  $     12.151  $     15.561  $     19.420  $     13.745
Value at end of period                                        $      13.63  $       9.59  $     12.151  $     15.561  $     19.420
Number of accumulation units outstanding at end of period            7,677         7,288         4,798         4,699         3,845
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during June 2002)
Value at beginning of period                                  $       9.26  $      10.97
Value at end of period                                        $      12.12  $       9.26
Number of accumulation units outstanding at end of period            1,392           203
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                  $       5.03
Value at end of period                                        $       7.21
Number of accumulation units outstanding at end of period           11,140
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during
January 2003)
Value at beginning of period                                  $       6.87
Value at end of period                                        $       8.67
Number of accumulation units outstanding at end of period              583

                                                                  1998          1997          1996          1995          1994
                                                              ------------  ------------  ------------  ------------  ------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $     15.887  $     12.520  $     11.092  $     10.000
Value at end of period                                        $     17.567  $     15.887  $     12.520  $     11.092
Number of accumulation units outstanding at end of period           68,970       114,725        27,814     1,660,304
FIDELITY(R) VIP GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $     13.948  $     11.404  $     10.066  $     10.000
Value at end of period                                        $     19.273  $     13.948  $     11.404  $     10.066
Number of accumulation units outstanding at end of period          176,188       191,151        60,491     1,833,794
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $     12.308  $     11.138  $      9.961  $     10.000
Value at end of period                                        $     13.745  $     12.308  $     11.138  $      9.961
Number of accumulation units outstanding at end of period           17,178        19,949         2,023       196,090
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during
January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                  2003          2002          2001          2000          1999
                                                              ------------  ------------  ------------  ------------  ------------
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during
August 2002)
Value at beginning of period                                  $       8.10  $       8.35
Value at end of period                                        $      10.87  $       8.10
Number of accumulation units outstanding at end of period              231           359
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                  $       8.73
Value at end of period                                        $      11.50
Number of accumulation units outstanding at end of period            1,793
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during
October 2003)
Value at beginning of period                                  $       9.52
Value at end of period                                        $      10.15
Number of accumulation units outstanding at end of period              649
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                                  $      14.75  $     18.183  $     25.123  $     31.542  $     20.102
Value at end of period                                        $      18.92  $      14.75  $     18.183  $     25.123  $     31.542
Number of accumulation units outstanding at end of period           20,826        30,118        34,445        37,706        35,480
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                  $       9.19  $       9.27
Value at end of period                                        $      11.83  $       9.19
Number of accumulation units outstanding at end of period              301           104
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                                  $      17.24  $     24.923  $     33.440  $     35.806  $     24.294
Value at end of period                                        $      21.87  $      17.24  $     24.923  $     33.440  $     35.806
Number of accumulation units outstanding at end of period           18,852        23,555        26,054        24,245        18,282
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during
December 2003)
Value at beginning of period                                  $      10.45
Value at end of period                                        $      10.88
Number of accumulation units outstanding at end of period              295

                                                                  1998          1997          1996          1995          1994
                                                              ------------  ------------  ------------  ------------  ------------
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during
August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during
October 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                                  $     17.040  $     16.825
Value at end of period                                        $     20.102  $     17.040
Number of accumulation units outstanding at end of period          353,311       457,354
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                                  $     19.352  $     19.071
Value at end of period                                        $     24.294  $     19.352
Number of accumulation units outstanding at end of period          171,102       206,191
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during
December 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                  2003          2002          2001          2000          1999
                                                              ------------  ------------  ------------  ------------  ------------
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during
November 2003)
Value at beginning of period                                  $      10.79
Value at end of period                                        $      11.31
Number of accumulation units outstanding at end of period              477
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                  $       9.66  $      10.86
Value at end of period                                        $      12.47  $       9.66
Number of accumulation units outstanding at end of period              590            26
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during
August 2002)
Value at beginning of period                                  $      10.74  $      10.30
Value at end of period                                        $      11.07  $      10.74
Number of accumulation units outstanding at end of period           12,578         1,481
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                                  $       9.63  $     15.021  $     20.277  $     28.743  $     19.232
Value at end of period                                        $      13.18  $       9.63  $     15.021  $     20.277  $     28.743
Number of accumulation units outstanding at end of period           17,631        60,764        79,163        75,358        73,452
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during
January 2003)
Value at beginning of period                                  $      13.21
Value at end of period                                        $      16.64
Number of accumulation units outstanding at end of period              186
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                  $      11.50
Value at end of period                                        $      12.81
Number of accumulation units outstanding at end of period            1,466
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October
2003)
Value at beginning of period                                  $      11.34
Value at end of period                                        $      12.20
Number of accumulation units outstanding at end of period              705

                                                                  1998          1997          1996          1995          1994
                                                              ------------  ------------  ------------  ------------  ------------
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during
November 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during
August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                                  $     14.974  $     15.158
Value at end of period                                        $     19.232  $     14.974
Number of accumulation units outstanding at end of period          398,717       703,653
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during
January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October
2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                  2003          2002          2001          2000          1999
                                                              ------------  ------------  ------------  ------------  ------------
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                                  $      14.80  $     19.482  $     21.907  $     22.123  $     18.258
Value at end of period                                        $      19.20  $      14.80  $     19.482  $     21.907  $     22.123
Number of accumulation units outstanding at end of period           15,550        15,776        23,775        21,531        19,172
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November
1997)
Value at beginning of period                                  $      11.43  $     15.360  $     19.601  $     20.716  $     16.861
Value at end of period                                        $      14.14  $      11.43  $     15.360  $     19.601  $     20.716
Number of accumulation units outstanding at end of period           20,672        41,305        61,575        64,259        66,415
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                  $       8.37
Value at end of period                                        $      10.69
Number of accumulation units outstanding at end of period            3,990
ING VP BALANCED PORTFOLIO, INC
(Funds have been in this option for more than ten years)
Value at beginning of period                                  $      20.42  $     22.987  $     24.228  $     24.596  $     21.857
Value at end of period                                        $      24.05  $      20.42  $     22.987  $     24.228  $     24.596
Number of accumulation units outstanding at end of period           67,625        73,073        85,982        83,252        86,058
ING VP BOND PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period                                  $      17.56  $     16.361  $     15.190  $     13.986  $     14.225
Value at end of period                                        $      18.49  $      17.56  $     16.361  $     15.190  $     13.986
Number of accumulation units outstanding at end of period           15,469        36,087        47,584       101,759       114,359
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period                                  $       2.59  $      4.458  $      5.842  $      9.950
Value at end of period                                        $       3.74  $       2.59  $      4.458  $      5.842
Number of accumulation units outstanding at end of period           20,959        35,654        29,525        21,058
ING VP GROWTH AND INCOME PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period                                  $      15.55  $     20.933  $     25.900  $     29.367  $     25.249
Value at end of period                                        $      19.42  $      15.55  $     20.933  $     25.900  $     29.367
Number of accumulation units outstanding at end of period          428,544       635,531       832,516       878,040       975,160

                                                                  1998          1997          1996          1995          1994
                                                              ------------  ------------  ------------  ------------  ------------
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                                  $     14.445  $     14.153
Value at end of period                                        $     18.258  $     14.445
Number of accumulation units outstanding at end of period          109,123       200,374
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November
1997)
Value at beginning of period                                  $     13.839  $     14.108
Value at end of period                                        $     16.861  $     13.839
Number of accumulation units outstanding at end of period          431,603       627,658
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC
(Funds have been in this option for more than ten years)
Value at beginning of period                                  $     18.870  $     15.553  $     13.673  $     10.868  $     11.057
Value at end of period                                        $     21.857  $     18.870  $     15.553  $     13.673  $     10.868
Number of accumulation units outstanding at end of period          771,906     1,144,876       270,688    38,152,395    23,139,604
ING VP BOND PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period                                  $     13.279  $     12.379  $     12.098  $     10.360  $     10.905
Value at end of period                                        $     14.225  $     13.279  $     12.379  $     12.098  $     10.360
Number of accumulation units outstanding at end of period          289,651       553,279       159,594    21,379,976    11,713,354
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period                                  $     22.264  $     17.304  $     14.077  $     10.778  $     11.020
Value at end of period                                        $     25.249  $     22.264  $     17.304  $     14.077  $     10.778
Number of accumulation units outstanding at end of period        4,070,904     8,238,898     3,033,655   188,964,022   114,733,035

                                                                  2003          2002          2001          2000          1999
                                                              ------------  ------------  ------------  ------------  ------------
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during
December 1997)
Value at beginning of period                                  $      10.68  $     15.167  $     20.994  $     24.071  $     18.005
Value at end of period                                        $      13.79  $      10.68  $     15.167  $     20.994  $     24.071
Number of accumulation units outstanding at end of period            6,514        24,734        34,573        38,168        24,434
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was established during
December 1996 when the portfolio became available under the
contract, when the funds were first received in this option
or when the applicable daily asset charge was first utilized)
Value at beginning of period                                  $      13.88  $     17.856  $     20.870  $     23.256  $     18.888
Value at end of period                                        $      17.34  $      13.88  $     17.856  $     20.870  $     23.256
Number of accumulation units outstanding at end of period           42,075        46,170        52,914        43,031        37,025
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2001
and May 1998)
Value at beginning of period                                  $      12.66  $     14.534  $     14.870  $     12.519  $     10.913
Value at end of period                                        $      16.60  $      12.66  $     14.534  $     14.870  $     12.519
Number of accumulation units outstanding at end of period           19,608        18,873        20,749        19,369         3,069
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2002 and May 1998)
Value at beginning of period                                  $       9.20  $     10.696  $     10.545  $      9.694  $      8.834
Value at end of period                                        $      12.40  $       9.20  $     10.696  $     10.545  $      9.694
Number of accumulation units outstanding at end of period           11,492        10,437         9,282         6,766         1,965
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                  $       6.34  $      8.728  $     11.576  $     14.668  $      9.785
Value at end of period                                        $       8.29  $       6.34  $      8.728  $     11.576  $     14.668
Number of accumulation units outstanding at end of period            1,629         2,038         1,565         1,094           752
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                  $       8.01  $       9.41
Value at end of period                                        $      10.31  $       8.01
Number of accumulation units outstanding at end of period           23,604           157
ING VP MONEY MARKET PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period                                  $      14.23  $     14.142  $     13.736  $     13.035  $     12.524
Value at end of period                                        $      14.23  $      14.23  $     14.142  $     13.736  $     13.035
Number of accumulation units outstanding at end of period           25,362        23,654        48,394        82,420        81,149

                                                                  1998          1997          1996          1995          1994
                                                              ------------  ------------  ------------  ------------  ------------
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during
December 1997)
Value at beginning of period                                  $     13.202  $     12.912
Value at end of period                                        $     18.005  $     13.202
Number of accumulation units outstanding at end of period           59,374             7
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was established during
December 1996 when the portfolio became available under the
contract, when the funds were first received in this option
or when the applicable daily asset charge was first utilized)
Value at beginning of period                                  $     14.489  $     10.925  $     11.038
Value at end of period                                        $     18.888  $     14.489  $     10.925
Number of accumulation units outstanding at end of period          136,252       293,223        23,856
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2001
and May 1998)
Value at beginning of period                                  $      9.962
Value at end of period                                        $     10.913
Number of accumulation units outstanding at end of period           26,111
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2002 and May 1998)
Value at beginning of period                                  $      9.876
Value at end of period                                        $      8.834
Number of accumulation units outstanding at end of period           26,257
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 1998
Value at beginning of period                                  $      9.974
Value at end of period                                        $      9.785
Number of accumulation units outstanding at end of period              168
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period                                  $     11.989  $     11.475  $     11.026  $     10.528  $     10.241
Value at end of period                                        $     12.524  $     11.989  $     11.475  $     11.026  $     10.528
Number of accumulation units outstanding at end of period          300,195       477,490       179,361    12,999,680     7,673,528

                                                                  2003          2002          2001          2000          1999
                                                              ------------  ------------  ------------  ------------  ------------
ING VP NATURAL RESOURCES TRUST
(Funds have been in this option for more than ten years)
Value at beginning of period                                  $      13.28  $     13.696  $     16.448  $     14.028  $     12.412
Value at end of period                                        $      17.17  $      13.28  $     13.696  $     16.448  $     14.028
Number of accumulation units outstanding at end of period            6,922         7,492         9,110         7,372         9,116
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December
1997)
Value at beginning of period                                  $      14.71  $     19.342  $     18.777  $     17.762  $     13.704
Value at end of period                                        $      20.03  $      14.71  $     19.342  $     18.777  $     17.762
Number of accumulation units outstanding at end of period            9,137        19,293        17,879        15,865         9,745
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                  $       5.00  $       6.86
Value at end of period                                        $       6.87  $       5.00
Number of accumulation units outstanding at end of period            1,326            49
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $      13.64  $     15.220  $     16.521  $     16.609  $     15.214
Value at end of period                                        $      16.14  $      13.64  $     15.220  $     16.521  $     16.609
Number of accumulation units outstanding at end of period            2,794         8,114         8,972        10,168        14,627
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $      13.33  $     15.609  $     17.815  $     18.105  $     15.984
Value at end of period                                        $      16.42  $      13.33  $     15.609  $     17.815  $     18.105
Number of accumulation units outstanding at end of period            3,718         7,223         8,829         8,474        11,315
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $      14.47  $     15.268  $     15.789  $     15.208  $     14.336
Value at end of period                                        $      16.29  $      14.47  $     15.268  $     15.789  $     15.208
Number of accumulation units outstanding at end of period              531         3,319         5,920         6,547         7,165

                                                                  1998          1997          1996          1995          1994
                                                              ------------  ------------  ------------  ------------  ------------
ING VP NATURAL RESOURCES TRUST
(Funds have been in this option for more than ten years)
Value at beginning of period                                  $     15.590  $     14.688  $     11.720  $     10.154  $     10.877
Value at end of period                                        $     12.412  $     15.590  $     14.688  $     11.720  $     10.154
Number of accumulation units outstanding at end of period           38,283       103,604        10,977       711,892       703,676
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December
1997)
Value at beginning of period                                  $     13.684  $     13.248
Value at end of period                                        $     13.704  $     13.684
Number of accumulation units outstanding at end of period           49,514         4,993
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $     14.501  $     12.452  $     10.612  $     10.000
Value at end of period                                        $     15.214  $     14.501  $     12.452  $     10.612
Number of accumulation units outstanding at end of period          100,734       101,836         9,415       294,673
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $     15.471  $     13.027  $     10.673  $     10.000
Value at end of period                                        $     15.984  $     15.471  $     13.027  $     10.673
Number of accumulation units outstanding at end of period           38,675        86,255        32,497       393,053
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $     13.534  $     11.932  $     10.580  $     10.000
Value at end of period                                        $     14.336  $     13.534  $     11.932  $     10.580
Number of accumulation units outstanding at end of period           80,907        82,178         7,543       143,637

                                                                  2003          2002          2001          2000          1999
                                                              ------------  ------------  ------------  ------------  ------------
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during
December 1997)
Value at beginning of period                                  $      13.68  $     18.651  $     20.834  $     19.085  $     16.113
Value at end of period                                        $      16.88  $      13.68  $     18.651  $     20.834  $     19.085
Number of accumulation units outstanding at end of period            2,780        10,616         9,960         6,153         4,285
JANUS ASPEN BALANCED PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $      21.31  $     22.991  $     24.358  $     25.151  $     20.031
Value at end of period                                        $      24.07  $      21.31  $     22.991  $     24.358  $     25.151
Number of accumulation units outstanding at end of period           18,572        34,556        47,390        35,278        32,085
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during October 1994, when funds were first received
in this option)
Value at beginning of period                                  $      19.28  $     17.615  $     16.507  $     15.683  $     15.583
Value at end of period                                        $      20.32  $      19.28  $     17.615  $     16.507  $     15.683
Number of accumulation units outstanding at end of period            8,638        12,829         7,228         5,349         6,316
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $      13.61  $     18.700  $     25.084  $     29.635  $     20.778
Value at end of period                                        $      17.76  $      13.61  $     18.700  $     25.084  $     29.635
Number of accumulation units outstanding at end of period           22,257        32,578        50,762        42,270        38,376
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during October 1994, when funds were first received
in this option)
Value at beginning of period                                  $      13.61  $     19.065  $     31.789  $     47.068  $     21.081
Value at end of period                                        $      18.21  $      13.61  $     19.065  $     31.789  $     47.068
Number of accumulation units outstanding at end of period           65,860       107,839       137,587       118,869        79,376
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $      16.52  $     22.392  $     29.147  $     34,891  $     21.419
Value at end of period                                        $      20.29  $      16.52  $     22.392  $     29.147  $     34,891
Number of accumulation units outstanding at end of period           49,570        96,233       119,182       109,139        81,241

                                                                  1998          1997          1996          1995          1994
                                                              ------------  ------------  ------------  ------------  ------------
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during
December 1997)
Value at beginning of period                                  $     13.290  $     13.093
Value at end of period                                        $     16.113  $     13.290
Number of accumulation units outstanding at end of period           32,612         4,910
JANUS ASPEN BALANCED PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $     15.059  $     12.451  $     10.850  $     10.000
Value at end of period                                        $     20.031  $     15.059  $     12.451  $     10.850
Number of accumulation units outstanding at end of period           89,095        78,052        12,340        93,304
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during October 1994, when funds were first received
in this option)
Value at beginning of period                                  $     14.418  $     13.024  $     12.077  $      9.873  $     10.000
Value at end of period                                        $     15.583  $     14.418  $     13.024  $     12.077  $      9.873
Number of accumulation units outstanding at end of period           20,317        13,587         3,861       315,361        28,543
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $     15.463  $     12.718  $     10.870  $     10.000
Value at end of period                                        $     20.778  $     15.463  $     12.718  $     10.870
Number of accumulation units outstanding at end of period           61,355        93,386        29.696       259,196
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during October 1994, when funds were first received
in this option)
Value at beginning of period                                  $     15.851  $     14.204  $     13.322  $     10.581  $     10.000
Value at end of period                                        $     21.081  $     15.851  $     14.204  $     13.322  $     10.581
Number of accumulation units outstanding at end of period          212,741       294,623       122,154     4,887,060       753,862
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established at
$10.000 during August 1995, when the fund became available
under the contract)
Value at beginning of period                                  $     16.773  $     13.862  $     10.877  $     10.000
Value at end of period                                        $     21.419  $     16.773  $     13.862  $     10.877
Number of accumulation units outstanding at end of period          301,775       538,281       124,749     1,036,040

                                                                  2003          2002          2001          2000          1999
                                                              ------------  ------------  ------------  ------------  ------------
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                  $       7.89  $       9.25
Value at end of period                                        $      10.24  $       7.89
Number of accumulation units outstanding at end of period           24,097           663
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                  $       8.36  $       9.48
Value at end of period                                        $      10.33  $       8.36
Number of accumulation units outstanding at end of period            5,785           152
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                  $      11.02  $     14.294  $     16.407  $     15.760  $     10.039
Value at end of period                                        $      15.62  $      11.02  $     14.294  $     16.407  $     15.760
Number of accumulation units outstanding at end of period           11,628        14,300         8,813         6,179           329
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                  $      11.35  $     10.663  $     10.268  $     10.099  $      9.915
Value at end of period                                        $      13.27  $      11.35  $     10.663  $     10.268  $     10.099
Number of accumulation units outstanding at end of period            5,640         4,323         4,692         3,971         3,113
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during January
2003)
Value at beginning of period                                  $       7.61
Value at end of period                                        $       9.75
Number of accumulation units outstanding at end of period               55
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                  $       8.77  $      10.10
Value at end of period                                        $      11.95  $       8.77
Number of accumulation units outstanding at end of period            1,242           218

                                                                  1998          1997          1996          1995          1994
                                                              ------------  ------------  ------------  ------------  ------------
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                  $     10.042
Value at end of period                                        $     10.039
Number of accumulation units outstanding at end of period              382
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                  $      9.992
Value at end of period                                        $      9.915
Number of accumulation units outstanding at end of period            5,938
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during January
2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                   TABLE XXXV
        FOR CONTRACTS ISSUED TO MISSOURI MUNICIPAL LEAGUE UNDER DEFERRED
         COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                       2003         2002         2001         2000         1999
                                                                    ----------   ----------   ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during January 2000)
Value at beginning of period                                        $     6.94   $    9.254   $   12.160   $   13.372
Value at end of period                                              $     8.92   $     6.94   $    9.254   $   12.160
Number of accumulation units outstanding at end of period               10,287        8.626        8,302       38,763
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 1999)
Value at beginning of period                                        $     6.37   $    7.605   $    9.935   $   11.721   $    9.727
Value at end of period                                              $     7.86   $     6.37   $    7.605   $    9.935   $   11.721
Number of accumulation units outstanding at end of period                5,120        3,866        2,816       11,950        1,867
AIM V.I. GROWTH FUND
(Funds were first received in this option during December 1999)
Value at beginning of period                                        $     4.29   $    6.265   $    9.552   $   12.110   $   11.240
Value at end of period                                              $     5.59   $     4.29   $    6.265   $    9.552   $   12.110
Number of accumulation units outstanding at end of period               11,427        7,442        4,499        7,103        2,843
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during January 2000)
Value at beginning of period                                        $     5.85   $    8.450   $    9.742   $   11.036
Value at end of period                                              $     7.25   $     5.85   $    8.450   $    9.742
Number of accumulation units outstanding at end of period                3,960        3,362        2,694       18,115
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    17.73   $   20.347   $   22.040   $   22.935   $   21.036
Value at end of period                                              $    20.99   $    17.73   $   20.347   $   22.040   $   22.935
Number of accumulation units outstanding at end of period                3,121        2,632        3,726        3,041        2,376
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    17.62   $   19.593   $   22.507   $   24.296   $   21.258
Value at end of period                                              $    22.45   $    17.62   $   19.593   $   22.507   $   24,296
Number of accumulation units outstanding at end of period               69,294       64,126       56,333       76,555       82,920
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    15.47   $   18.780   $   19.919   $   18.519   $   19.392
Value at end of period                                              $    20.01   $    15.47   $   18.780   $   19.919   $   18.519
Number of accumulation units outstanding at end of period               37,714       32,379       23,278       25,298       25,382

                                                                       2003         2002         2001         2000         1999
                                                                    ----------   ----------   ----------   ----------   ----------
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    13.14   $   18.946   $   23.193   $   26.262   $   21.072
Value at end of period                                              $    17.31   $    13.14   $   18.946   $   23.193   $   26.262
Number of accumulation units outstanding at end of period              104,176       92,639       76,737      103,625       82,069
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $     9.65   $   12.198   $   15.599   $   19.438   $   14.422
Value at end of period                                              $    13.72   $     9.65   $   12.198       15.599   $   19.438
Number of accumulation units outstanding at end of period               11,577        5,109        7,544        9,134        7,321
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2002)
Value at beginning of period                                        $     9.28   $    10.71
Value at end of period                                              $    12.17   $     9.28
Number of accumulation units outstanding at end of period                6,039          328
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                        $     5.16
Value at end of period                                              $     7.23
Number of accumulation units outstanding at end of period                2,645
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                        $     6.53   $     6.72
Value at end of period                                              $     8.70   $     6.53
Number of accumulation units outstanding at end of period                  751          247
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                        $     8.11   $     8.26
Value at end of period                                              $    10.90   $     8.11
Number of accumulation units outstanding at end of period                  293           19
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                        $     8.80
Value at end of period                                              $    11.53
Number of accumulation units outstanding at end of period                8,265
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                        $     8.36
Value at end of period                                              $    10.18
Number of accumulation units outstanding at end of period                    9

                                                                       2003         2002         2001         2000         1999
                                                                    ----------   ----------   ----------   ----------   ----------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    14.83   $   18.254   $   25.184   $   31.571   $   21.199
Value at end of period                                              $    19.05   $    14.83   $   18.254   $   25.184   $   31.571
Number of accumulation units outstanding at end of period               24,847       25,163       30,203       73,935       79,515
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                        $     9.20   $     9.30
Value at end of period                                              $    11.86   $     9.20
Number of accumulation units outstanding at end of period                  576           99
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    17.33   $   25.021   $   33.521   $   35.839   $   27.595
Value at end of period                                              $    22.02   $    17.33   $   25.021   $   33.521   $   35.839
Number of accumulation units outstanding at end of period               19,792       20.407       17,946       35,540       23,458
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                        $     9.71
Value at end of period                                              $    10.91
Number of accumulation units outstanding at end of period                   43
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                        $    10.44
Value at end of period                                              $    11.32
Number of accumulation units outstanding at end of period                   96
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period                                        $     9.68   $     9.61
Value at end of period                                              $    12.51   $     9.68
Number of accumulation units outstanding at end of period                1,003            2
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                        $    10.75   $    10.13
Value at end of period                                              $    11.10   $    10.75
Number of accumulation units outstanding at end of period                5,072           80
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $     9.68   $   15.080   $   20.326   $   28.769   $   20.019
Value at end of period                                              $    13.27   $     9.68   $   15.080       20.326       28.769
Number of accumulation units outstanding at end of period              114,338      109,090      102,235      200,927      194,333

                                                                       2003         2002         2001         2000         1999
                                                                    ----------   ----------   ----------   ----------   ----------
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                        $    13.05
Value at end of period                                              $    16.69
Number of accumulation units outstanding at end of period                1,609
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                        $    10.22
Value at end of period                                              $    12.85
Number of accumulation units outstanding at end of period                  286
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period                                        $    11.42
Value at end of period                                              $    12.21
Number of accumulation units outstanding at end of period                   87
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    14.88   $   19.559   $   21.960   $   22.144   $   19.112
Value at end of period                                              $    19.33   $    14.88   $   19.559   $   21.960   $   22.144
Number of accumulation units outstanding at end of period               48,392       41,814       39,247       55,667       53,724
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    11.49   $   15.420   $   19.648   $   20.735   $   17.376
Value at end of period                                              $    14.24   $    11.49   $   15.420   $   19.648   $   20.735
Number of accumulation units outstanding at end of period               37,740        3,409       39,548       76,323       86,899
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                        $     8.33   $     8.15
Value at end of period                                              $    10.72   $     8.33
Number of accumulation units outstanding at end of period                  751           17
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    20.53   $   23.078   $   24.286   $   24,619   $   22.705
Value at end of period                                              $    24.21   $    20.53   $   23.078   $   24.286   $   24.619
Number of accumulation units outstanding at end of period               85,541       88,272       95,722      227,797      246,195
ING VP BOND PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    17.65   $   16.426   $   15.227   $   13.999   $   14.118
Value at end of period                                              $    18.62   $    17.65   $   16.426   $   15.227   $   13.999
Number of accumulation units outstanding at end of period               27,953       25,268       23,648       17,781       23,788

                                                                       2003         2002         2001         2000         1999
                                                                    ----------   ----------   ----------   ----------   ----------
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                        $     2.60   $    4.469   $    5.848   $    8.618
Value at end of period                                              $     3.76   $     2.60   $    4.469   $    5.848
Number of accumulation units outstanding at end of period              139,563       81,539       37,135       52,014
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    15.64   $   21.015   $   25.963   $   29.394   $   26.736
Value at end of period                                              $    19.56   $    15.64   $   21.015   $   25.963   $   29.394
Number of accumulation units outstanding at end of period              286,831      297,219      350,781      868,958      948,654
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                        $     6.38
Value at end of period                                              $     8.00
Number of accumulation units outstanding at end of period                  138
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    10.73   $   15.226   $   21.045   $   24.094   $   19.053
Value at end of period                                              $    13.88   $    10.73   $   15.226   $   21.045   $   24.094
Number of accumulation units outstanding at end of period               32,605       30,728       37,527       69,862       61,303
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    13.95   $   17.926   $   20.920   $   23.277   $   20.242
Value at end of period                                              $    17.46   $    13.95   $   17.926   $   20.920   $   23.277
Number of accumulation units outstanding at end of period              120,969       97,109       79,445      378,291      309,655
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    12.72   $   14.592   $   14.906   $   12.530   $   10.927
Value at end of period                                              $    16.72   $    12.72   $    14.92   $   14.906   $   12.530
Number of accumulation units outstanding at end of period               47,856       35,828       18,728       46,569        2,027
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $     9.25   $   10.739   $   10.571   $    9.703   $    8.783
Value at end of period                                              $    12.49   $     9.25   $   10.739   $   10.571   $    9.703
Number of accumulation units outstanding at end of period               18,770       13,905        5,891       12.341        5,600
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $     6.37   $    8.763   $   11.604   $   14.681   $   10.489
Value at end of period                                              $     8.35   $     6.37   $    8.763   $   11.604   $   14.681
Number of accumulation units outstanding at end of period                5,208        4,091        2,751        2,242        1,250

                                                                       2003         2002         2001         2000         1999
                                                                    ----------   ----------   ----------   ----------   ----------
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                        $     8.03   $     8.69
Value at end of period                                              $    10.35   $     8.03
Number of accumulation units outstanding at end of period                1,046          625
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                        $     6.85   $     7.17
Value at end of period                                              $     8.90   $     6.85
Number of accumulation units outstanding at end of period                1,076          761
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                        $     6.96   $     7.08
Value at end of period                                              $     9.44   $     6.96
Number of accumulation units outstanding at end of period                  817            5
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    14.31   $   14.197   $   13.769   $   13.047   $   12.707
Value at end of period                                              $    14.33   $    14.31   $   14.197   $   13.769   $   13.047
Number of accumulation units outstanding at end of period               39,761       52,594       77,732      117,584      139,150
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    13.35   $   13.750   $   16.488   $   14.041   $   14.452
Value at end of period                                              $    17.29   $    13.35   $   13.750   $   16.488   $   14.041
Number of accumulation units outstanding at end of period                2,366        2,676        4,701        3,120        4,390
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    14.79   $   19.418   $   18.822   $   17.778   $   14.508
Value at end of period                                              $    20.17   $    14.79   $   19.418   $   18.822   $   17.778
Number of accumulation units outstanding at end of period               26,385       22,296       17,605       39,273       29,452
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                        $     5.02   $     5.65
Value at end of period                                              $     6.90   $     5.02
Number of accumulation units outstanding at end of period                8,231           85
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    13.71   $   15.279   $   16.561   $   16.624   $   15.738
Value at end of period                                              $    16.25   $    13.71   $   15.279   $   16.561   $   16.624
Number of accumulation units outstanding at end of period                6,848        7,208        5,458       10,579       12,284

                                                                       2003         2002         2001         2000         1999
                                                                    ----------   ----------   ----------   ----------   ----------
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    13.41   $   15.670   $   17.858   $   18.122   $   16.800
Value at end of period                                              $    16.54   $    13.41   $   15.670   $   17.858   $   18.122
Number of accumulation units outstanding at end of period               10,040        9,348        9,376       15,636       14,127
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    14.55   $   15.328   $   15.828   $   15.222   $   14.711
Value at end of period                                              $    16.40   $    14.55   $   15.328   $   15.828   $   15.222
Number of accumulation units outstanding at end of period                4,511        3,078        5,229       55,825       42,489
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    13.75   $   18.725   $   20.884   $   19.103   $   17.291
Value at end of period                                              $    17.00   $    13.75   $   18.725   $   20.884   $   19.103
Number of accumulation units outstanding at end of period               24,442       21,711       20,417       14,448       11,792
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    21.42   $   23.082   $   24,417   $   25.174   $   22.140
Value at end of period                                              $    24.24   $    21.42   $   23.082   $   24.417   $   25.174
Number of accumulation units outstanding at end of period               53,291       49,081       35,056      101,913       80,071
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    19.38   $   17.685   $   16.547   $   15.698   $   15.603
Value at end of period                                              $    20.46   $    19.38   $   17.685   $   16.547   $   15.680
Number of accumulation units outstanding at end of period               17,291       14,367       10,389        9,312        9,552
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    13.69   $   18.774   $   25,145   $   29.662   $   23.156
Value at end of period                                              $    17.89   $    13.69   $   18.774   $   25.145   $   29.662
Number of accumulation units outstanding at end of period               73,651       67,164       58,650      103,000       63,406
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    13.68   $   19.140   $   31.866   $   47.112   $   27.003
Value at end of period                                              $    18.34   $    13.68   $   19.140   $   31.866   $   47.112
Number of accumulation units outstanding at end of period              183,995      172,570      158,484      299,257      214,523
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    16.61   $   22.480   $   29.217   $   34,923   $   23.168
Value at end of period                                              $    20.44   $    16.61   $   22.480   $   29,217   $   34.923
Number of accumulation units outstanding at end of period              122,074      116,082      115,699      276,228      216,743

                                                                       2003         2002         2001         2000         1999
                                                                    ----------   ----------   ----------   ----------   ----------
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                        $     7.91   $     7.39
Value at end of period                                              $    10.27   $     7.91
Number of accumulation units outstanding at end of period               18,706        6,948
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                        $     8.38   $     8.61
Value at end of period                                              $    10.37   $     8.38
Number of accumulation units outstanding at end of period               22,574        1,455
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    11.08   $   14.351   $   16.446   $   15.775   $   10.913
Value at end of period                                              $    15.73   $    11.08   $   14.351   $   16.446   $   15.775
Number of accumulation units outstanding at end of period               50,072       37,757       15,528       38,009       14,641
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    11.41   $   10.705   $   10.292   $   10.108   $    9.954
Value at end of period                                              $    13.36   $    11.41   $   10.705   $   10.292   $   10.108
Number of accumulation units outstanding at end of period                2,130        1,372        2,751          978        3,895
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                        $     8.04   $     8.17
Value at end of period                                              $     9.78   $     8.04
Number of accumulation units outstanding at end of period                2,203          487
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                        $     7.58   $     7.80
Value at end of period                                              $     9.31   $     7.58
Number of accumulation units outstanding at end of period                  821          245
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                        $     8.79   $     8.88
Value at end of period                                              $    11.99   $     8.79
Number of accumulation units outstanding at end of period                4,719          634

                         CONDENSED FINANCIAL INFORMATION

                                   TABLE XXXVI
     FOR CONTRACTS ISSUED TO METROPOLITAN UTILITIES DISTRICT UNDER DEFERRED
         COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                       2003         2002         2001         2000         1999
                                                                    ----------   ----------   ----------   ----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2000)
Value at beginning of period                                        $     6.96   $    9.262   $   12.160   $   14.269
Value at end of period                                              $     8.52   $     6.96   $    9.262   $   12.160
Number of accumulation units outstanding at end of period                    0       54,248       48,530       36,954
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2000)
Value at beginning of period                                        $     6.38   $    7.611   $    9.935   $   11.815
Value at end of period                                              $     7.38   $     6.38   $    7.611   $    9.935
Number of accumulation units outstanding at end of period                    0       23,378       15,602        8,936
AIM V.I. GROWTH FUND
(Funds were first received in this option during February 2000)
Value at beginning of period                                        $     4.30   $    6.270   $    9.552   $   12.655
Value at end of period                                              $     5.39   $     4.30   $    6.270   $    9.552
Number of accumulation units outstanding at end of period                    0       27,805       22,059       18,076
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during February 2000)
Value at beginning of period                                        $     5.86   $    8.457   $    9.742   $   11.754
Value at end of period                                              $     6.96   $     5.86   $    8.457   $    9.742
Number of accumulation units outstanding at end of period                    0       29,270       26,867       13,459
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    17.80   $   20.397   $   22.077   $   22.973   $   21.071
Value at end of period                                              $    20.32   $    17.80   $   20.397   $   22.077   $   22.973
Number of accumulation units outstanding at end of period                    0        2,558        3,678        3,627        3,697
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    17.69   $   19.641   $   22.544   $   24.336   $   21.293
Value at end of period                                              $    21.51   $    17.69   $   19.641   $   22.544   $   24.336
Number of accumulation units outstanding at end of period                    0      150,973      133,618      117,567      111,857
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    15.53   $   18.827   $   19.952   $   18.550   $   19.424
Value at end of period                                              $    18.45   $    15.53   $   18.827   $   19.952   $   18.550
Number of accumulation units outstanding at end of period                    0       72,843       54,503       39,261       37,177

                                                                       2003         2002         2001         2000         1999
                                                                    ----------   ----------   ----------   ----------   ----------
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    13.19   $   18.993   $   23.231   $   26.305   $   21.107
Value at end of period                                              $    16.87   $    13.19   $   18.993   $   23.231   $   26.305
Number of accumulation units outstanding at end of period                    0       96,395       96,335       92,855       73,156
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $     9.69   $   12.229   $   15.625   $   19.470   $   14.446
Value at end of period                                              $    12.92   $     9.69   $   12.229   $   15.625   $   19.470
Number of accumulation units outstanding at end of period                    0       22,199       17,638       12,808       11,298
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    14.89   $   18.299   $   25.225   $   31.624   $   21.234
Value at end of period                                              $    17.59   $    14.89   $   18.299   $   25.225   $   31.624
Number of accumulation units outstanding at end of period                    0       47,652       48,207       43,700       46,782
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    17.40   $   25.083   $   33.577   $   35.899   $   27.641
Value at end of period                                              $    20.97   $    17.40   $   25.083   $   33.577   $   35.899
Number of accumulation units outstanding at end of period                    0       37,093       38,025       34,743       29,139
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $     9.72   $   15.118   $   20.360   $   28.817   $   20.053
Value at end of period                                              $    13.35   $     9.72   $   15.118   $   20.360   $   28.817
Number of accumulation units outstanding at end of period                  235      232,496      217,215      205,501      197,164
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    14.94   $   19.607   $   21.997   $   22.181   $   19.144
Value at end of period                                              $    19.45   $    14.94   $   19.607   $   21.997   $   22.181
Number of accumulation units outstanding at end of period                   51       52,272       55,316       54,355       51,974
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    11.54   $   15.459   $   19.681   $   20.770   $   17.405
Value at end of period                                              $    13.58   $    11.54   $   15.459   $   19.681   $   20.770
Number of accumulation units outstanding at end of period                    0      103,071      105,949       99,464       94,525
ING VP BALANCED PORTFOLIO, INC
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    20.62   $   23.135   $   24.327   $   24.660   $   22.742
Value at end of period                                              $    23.42   $    20.62   $   23.135   $   24.327   $   24.660
Number of accumulation units outstanding at end of period                    0       89,395       91,052       90,316       89,985

                                                                       2003         2002         2001         2000         1999
                                                                    ----------   ----------   ----------   ----------   ----------
ING VP BOND PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    17.72   $   16.466   $   15.252   $   14.022   $   14.142
Value at end of period                                              $    18.36   $    17.72   $   16.466   $   15.252   $   14.022
Number of accumulation units outstanding at end of period                    0       76,124       69,345       38,843       74,784
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                        $     2.61   $    4.473   $    5.848   $    9.496
Value at end of period                                              $     3.64   $     2.61   $    4.473   $    5.848
Number of accumulation units outstanding at end of period                    0      207,449      161,904       93,245
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    15.70   $   21.067   $   26.006   $   29.443   $   26.781
Value at end of period                                              $    19.67   $    15.70   $   21.067   $   26.006   $   29.443
Number of accumulation units outstanding at end of period                  894      991,169    1,117,594    1,132,148    1,234,587
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    10.76   $   15.239   $   21.045   $   24.094   $   19.053
Value at end of period                                              $    13.48   $    10.76   $   15.239   $   21.045   $   24.094
Number of accumulation units outstanding at end of period                    0      147,117      125,992      103,003       72,901
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    14.00   $   17.954   $   20.936   $   23.294   $   20.257
Value at end of period                                              $    16.52   $    14.00   $   17.954   $   20.936   $   23.294
Number of accumulation units outstanding at end of period                    0      201,219      175,013      142,200      120,481
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    12.75   $   14.603   $   14.906   $   12.530   $   10.927
Value at end of period                                              $    15.82   $    12.75   $   14.603   $   14.906   $   12.530
Number of accumulation units outstanding at end of period                    0       69,366       38,320       21,104        6,386
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $     9.27   $   10.747   $   10.571   $    9.703   $    8.783
Value at end of period                                              $    11.79   $     9.27   $   10.747   $   10.571   $    9.703
Number of accumulation units outstanding at end of period                    0       66,033       21,657        9,384        5,603
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $     6.39   $    8.770   $   11.604   $   14.681   $   10.489
Value at end of period                                              $     7.85   $     6.39   $    8.770   $   11.604   $   14.681
Number of accumulation units outstanding at end of period                    0       33,730       28,216       22,821       19,174

                                                                       2003         2002         2001         2000         1999
                                                                    ----------   ----------   ----------   ----------   ----------
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    14.37   $   14.232   $   13.792   $   13.069   $   12.728
Value at end of period                                              $    14.40   $    14.37   $   14.232   $   13.792   $   13.069
Number of accumulation units outstanding at end of period                    0      118,165      135,176      141,829      124,835
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    13.41   $   13.784   $   16.515   $   14.064   $   14.476
Value at end of period                                              $    15.29   $    13.41   $   13.784   $   16.515   $   14.064
Number of accumulation units outstanding at end of period                    0        2,938        2,936        2,572        4,217
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    14.82   $   19.434   $   18.822   $   17.778   $   14.508
Value at end of period                                              $    19.76   $    14.82   $   19.434   $   18.822   $   17.778
Number of accumulation units outstanding at end of period                    0       68,066       65,181       50,097       37,985
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    13.77   $   15.317   $   16.588   $   16.652   $   15.764
Value at end of period                                              $    16.35   $    13.77   $   15.317   $   16.588   $   16.652
Number of accumulation units outstanding at end of period                  509       11,611       11,974       11,879       12,822
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    13.46   $   15.709   $   17.888   $   18.152   $   16.828
Value at end of period                                              $    16.64   $    13.46   $   15.709   $   17.888   $   18.152
Number of accumulation units outstanding at end of period                1,446       10,986       10,461       10,632        9,510
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    14.60   $   15.367   $   15.855   $   15.248   $   14.736
Value at end of period                                              $    15.96   $    14.60   $   15.367   $   15.855   $   15.248
Number of accumulation units outstanding at end of period                    0        6,150        5,464        5,217        8,034
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    13.78   $   18.740   $   20.884   $   19.103   $   17.291
Value at end of period                                              $    16.25   $    13.78   $   18.740   $   20.884   $   19.103
Number of accumulation units outstanding at end of period                    0       50,820       40,213       26,507       19,132
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    21.51   $   23.138   $   24.457   $   25.216   $   22.177
Value at end of period                                              $    23.47   $    21.51   $   23.138   $   24.457   $   25.216
Number of accumulation units outstanding at end of period                    0       80,613       66,356       57,541       42,380

                                                                       2003         2002         2001         2000         1999
                                                                    ----------   ----------   ----------   ----------   ----------
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    19.46   $   17.728   $   16.575   $   15.724   $   15.629
Value at end of period                                              $    20.24   $    19.46   $   17.728   $   16.575   $   15.724
Number of accumulation units outstanding at end of period                    0       20,945        9,819        8,757        8,959
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    13.74   $   18.820   $   25.187   $   29.712   $   23.195
Value at end of period                                              $    17.99   $    13.74   $   18.820   $   25.187   $   29.712
Number of accumulation units outstanding at end of period                  264      103,313       96,674       84,429       45,184
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    13.74   $   19.187   $   31.919   $   47.190   $   27.048
Value at end of period                                              $    18.45   $    13.74   $   19.187   $   31.919   $   47.190
Number of accumulation units outstanding at end of period                   44      190,810      183,874      171,176      130,374
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    16.68   $   22.536   $   29.266   $   34.982   $   23.206
Value at end of period                                              $    20.56   $    16.68   $   22.536   $   29.266   $   34.982
Number of accumulation units outstanding at end of period                1,018      205,520      205,808      193,452      158,965
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    11.11   $   14.362   $   16.446   $   15.775   $   10.913
Value at end of period                                              $    14.69   $    11.11   $   14.362   $   16.446   $   15.775
Number of accumulation units outstanding at end of period                    0       30,183       21,853       16,186        2,690
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1999)
Value at beginning of period                                        $    11.44   $   10.713   $   10.292   $   10.108   $    9.954
Value at end of period                                              $    12.95   $    11.44   $   10.713   $   10.292   $   10.108
Number of accumulation units outstanding at end of period                    0       13,506        7,367        7,670          483

                         CONDENSED FINANCIAL INFORMATION

                                  TABLE XXXVII
     FOR CONTRACTS ISSUED IN CONNECTION WITH THE SAN BERNARDINO 457(F) PLAN
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                       2003
                                                                    ----------
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period                                        $    11.06
Value at end of period                                              $    14.26
Number of accumulation units outstanding at end of period                1,154
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period                                        $    10.81
Value at end of period                                              $    13.00
Number of accumulation units outstanding at end of period                1,661

                          FOR MASTER APPLICATIONS ONLY


I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT C PROSPECTUS DATED MAY 1, 2004, AS WELL AS ALL CURRENT PROSPECTUSES FOR THE FUNDS AVAILABLE UNDER THE CONTRACTS.

/ / PLEASE SEND AN ACCOUNT C STATEMENT OF ADDITIONAL INFORMATION (FORM NO.
    SAI.01107-04) DATED MAY 1, 2004.

/ / PLEASE SEND THE MOST RECENT ANNUAL AND/OR QUARTERLY REPORT OF ING LIFE
    INSURANCE AND ANNUITY COMPANY.


--------------------------------------------------------------------------------
                           CONTRACT HOLDER'S SIGNATURE


--------------------------------------------------------------------------------
                                      DATE

PRO.01107-04 (5/04)

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY


              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2004. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account C (the "separate account").


A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

                                       ING
                              USFS Customer Service
                    Defined Contribution Administration, TS21
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS


                                                                                    PAGE
General Information and History                                                      2
Variable Annuity Account C                                                           2
Offering and Purchase of Contracts                                                   4
Income Phase Payments                                                                4
Sales Material and Advertising                                                       5
Independent Auditors                                                                 6
Financial Statements of the Separate Account                                        S-1
Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries     C-1

                         GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the "Company", "we", "us", "our") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).


As of December 31, 2003, the Company and its subsidiary life company had $48 billion invested through their products, including $33 billion in their separate accounts (of which the Company, or its affiliate ING Investments, LLC manages or oversees the management of $22 billion). The Company is ranked among the top 1% of all U.S. life insurance companies rated by A.M. Best Company as of December 31, 2002. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).


Other than the mortality and expense risk charge, administrative expense charge and ING GET Fund guarantee charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)


The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:

THE FUNDS
AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Core Equity Fund (Series I)
AIM V.I. Growth Fund (Series I)
AIM V.I. Premier Equity Fund (Series I)
American Century(R) Income & Growth Fund (Advisor Class)(1)(2)
Calvert Social Balanced Portfolio
EuroPacific Growth Fund(R) (Class R-4)(1)(3)
Evergreen Special Values Fund (Class A)(1)(4)
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)
Fidelity(R) VIP Growth Portfolio (Initial Class)
Fidelity(R) VIP Overseas Portfolio (Initial Class)(5)
Franklin Small Cap Value Securities Fund (Class 2)
Hibernia Mid Cap Equity Fund (Class A Shares)(1)(3)
ING Aeltus Enhanced Index Portfolio (formerly ING DSI Enhanced Index Portfolio)
  (Service Class)
ING Alger Aggressive Growth Portfolio (Service Class and Initial Class*)
ING Alger Growth Portfolio (Service Class)
ING American Century Small Cap Value Portfolio (Service Class)
ING Baron Small Cap Growth Portfolio (Service Class)
ING GET U.S. Core Portfolio
ING Goldman Sachs(R) Capital Growth Portfolio (Service Class)(6)
ING JPMorgan Fleming International Portfolio (Initial Class)
ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING Julius Baer Foreign Portfolio (Service Class)(3)
ING MFS Capital Opportunities Portfolio (Initial Class )
ING MFS Global Growth Portfolio (Service Class)
ING MFS Total Return Portfolio (Service Shares)
ING OpCap Balanced Value Portfolio (Service Class)
ING PIMCO Total Return Portfolio (Service Class)
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)
ING Salomon Brothers Fundamental Value Portfolio (Service Class)
ING Salomon Brothers Investors Value Portfolio (Service Class)
ING Stock Index Portfolio (Institutional Class)(3)
ING T. Rowe Price Equity Income Portfolio (Service Shares)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)
ING UBS U.S. Allocation Portfolio (formerly ING UBS Tactical Asset Allocation
  Portfolio) (Service Class)
ING UBS U.S. Large Cap Equity Portfolio (formerly ING MFS Research Equity
  Portfolio) (Initial Class)
ING Van Kampen Comstock Portfolio (Service Class)
ING VP Balanced Portfolio, Inc. (Class I)(7)
ING VP Bond Portfolio (Class I)(7)
ING VP Financial Services Portfolio (Class I)(3)
ING VP Global Science and Technology Portfolio (formerly ING VP Technology
  Portfolio) (Class I)(7)
ING VP Growth and Income Portfolio (Class I)(7)
ING VP Growth Portfolio (Class I)(7)
ING VP Index Plus LargeCap Portfolio (Class I)(7)
ING VP Index Plus MidCap Portfolio (Class I)(7)
ING VP Index Plus SmallCap Portfolio (Class I)(7)
ING VP International Equity Portfolio (Class I)(7)
ING VP International Value Portfolio (Class I)(7)
ING VP MagnaCap Portfolio (Class I)(7)
ING VP MidCap Opportunities Portfolio (Class I)(8)
ING VP Money Market Portfolio (Class I)(6)
ING VP Natural Resources Trust(4)
ING VP Real Estate Portfolio (Class I)(3)
ING VP Small Company Portfolio (Class I)(7)
ING VP SmallCap Opportunities Portfolio (Class I)(7)
ING VP Strategic Allocation Balanced Portfolio (Class I)(7)
ING VP Strategic Allocation Growth Portfolio (Class I)(7)
ING VP Strategic Allocation Income Portfolio (Class I)(7)
ING VP Value Opportunity Portfolio (Class I)(7)
Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Capital Appreciation Portfolio (Service Shares)
Janus Aspen Flexible Income Portfolio (Institutional Shares)
Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
Janus Twenty Fund(1)(2)
Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)
Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)
New Perspective Fund(R) (Class R-4)(1)(3)
Oppenheimer Developing Markets Fund (Class A)(1)(4)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA Pax World Balanced Fund, Inc.(1)
PIMCO VIT Real Return Portfolio (Administrative Class)(3)
Pioneer Equity Income VCT Portfolio (Class I)
Pioneer Fund VCT Portfolio (Class I)
Pioneer High Yield VCT Portfolio (Class I)(3)
Pioneer Mid Cap Value VCT Portfolio (Class I)
Templeton Global Bond Fund (Class A) (1)(3)
The Growth Fund of America(R) (Class R-4)(1)(3)
Wanger Select(3)
Wanger U.S. Smaller Companies(3)
Washington Mutual Investors Fund(SM) (Class R-4)(1)(3)

  * The initial class of ING Alger Aggressive Growth Portfolio is only available to 457(f) plans that have the Initial Class of that portfolio available under their core 401(k) or 457(b) plans.

(1)  This fund is available to the general public.
(2)  Only available to plans that were offering this fund prior to May 1, 2002.
(3)  This fund is scheduled to be available on May 10, 2004.
(4)  Effective May 1, 2004 this fund is available to all plans.
(5)  Only available to plans that were offering this fund prior to May 1, 2004.
(6) Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.
(7) Effective May 3, 2004 Class R shares of this fund have been renamed Class I shares.
(8) Effective April 16, 2004 ING VP Growth Opportunities Portfolio - Class R merged into ING VP MidCap Opportunities Portfolio - Class R. Effective May 3, 2004 Class R shares of this fund have been renamed Class I shares.


A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."


Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2003, 2002 and 2001 amounted to $964,872.95, $856,407.81, and 717,753.80, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company.


                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

                                    EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS


Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements.

FINANCIAL STATEMENTS
ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
YEAR ENDED DECEMBER 31, 2003
WITH REPORT OF INDEPENDENT AUDITORS

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                              FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2003

                                    CONTENTS

Report of Independent Auditors                                                 1

Audited Financial Statements

Statements of Assets and Liabilities                                           3
Statements of Operations                                                      22
Statements of Changes in Net Assets                                           42
Notes to Financial Statements                                                 66

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund-Series I
  AIM V.I. Core Equity Fund-Series I
  AIM V.I. Growth Fund-Series I
  AIM V.I. Premier Equity Fund-Series I
American Century(R) Income & Growth Fund-Advisor Class
Baron Growth Fund
Calvert Variable Series, Inc.:
  Calvert Social Balanced Portfolio
Chapman DEM(R) Equity Fund-Institutional Shares
Evergreen Special Values Fund-Class A
Fidelity(R) Variable Insurance Products:
  Fidelity(R) VIP ASSET MANAGER(SM) Portfolio-Initial Class Fidelity(R) VIP Contrafund(R) Portfolio-Initial Class Fidelity(R) VIP Equity-Income Portfolio-Initial Class Fidelity(R) VIP Growth Portfolio-Initial Class
  Fidelity(R) VIP High Income Portfolio-Initial Class Fidelity(R) VIP Index 500 Portfolio-Initial Class
  Fidelity(R) VIP Overseas Portfolio-Initial Class
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities Fund-Class 2
The Growth Fund of America(R) - Class A
ING GET Funds:
  ING GET Fund - Series D
ING GET Fund - Series E
  ING GET Fund - Series G
  ING GET Fund - Series H
  ING GET Fund - Series I
  ING GET Fund - Series J
  ING GET Fund - Series K
  ING GET Fund - Series L
  ING GET Fund - Series Q
  ING GET Fund - Series S
ING VP Balanced Portfolios, Inc. - Class R
ING VP Bond Portfolio-Class R
ING VP Emerging Markets Fund
ING VP Money Market Portfolio-Class R
ING VP Natural Resources Trust
ING Investors Trust:
  ING MFS Total Return Portfolio - Service
  ING T. Rowe Price Equity Income - Service
ING Partners, Inc.:
  ING DSI Enhanced Index Portfolio-Service Class
  ING Alger Aggressive Growth Portfolio-Initial Class
  ING Alger Aggressive Growth Portfolio-Service Class
  ING Alger Growth Portfolio-Service Class
  ING American Century Small Cap Value Portfolio-Service Class ING Baron Small Cap Growth Portfolio-Service Class
  ING Goldman Sachs(R) Capital Growth Portfolio-Service Class ING JPMorgan Mid Cap Value Portfolio-Service Class
  ING MFS Capital Opportunities Portfolio-Initial Class
  ING MFS Global Growth Portfolio-Service Class
  ING MFS Research Equity Portfolio-Initial Class
  ING OpCap Balanced Value Portfolio-Service Class
  ING PIMCO Total Return Portfolio-Service Class
  ING Salomon Brothers Aggressive Growth Portfolio-Initial Class ING Salomon Brothers Fundamental Value Portfolio-Service Class ING Salomon Brother Investors Value Portfolio-Service Class ING T. Rowe Price Growth Equity Portfolio-Initial Class
  ING UBS Tactical Asset Allocation Portfolio-Service Class
  ING Van Kampen Comstock Portfolio-Service Class

ING Strategic Allocation Portfolios, Inc.:
  ING VP Strategic Allocation Balanced Portfolio-Class R
  ING VP Strategic Allocation Growth Portfolio-Class R
  ING VP Strategic Allocation Income Portfolio-Class R
ING Variable Funds:
  ING VP Growth and Income Portfolio-Class R
ING Variable Insurance Trust:
  ING GET US Core Portfolio - Series 1
  ING GET US Core Portfolio - Series 2
  ING GET US Core Portfolio - Series 3
ING Variable Portfolios, Inc.:
  ING VP Technology Portfolio-Class R
  ING VP Growth Portfolio-Class R
  ING VP Index Plus LargeCap Portfolio-Class R
  ING VP Index Plus MidCap Portfolio-Class R
  ING VP Index Plus SmallCap Portfolio-Class R
  ING VP International Equity Portfolio-Class R
  ING VP Small Company Portfolio-Class R
  ING VP Value Opportunity Portfolio-Class R
ING Variable Products Trust:
  ING VP Growth Opportunities Portfolio-Class R
  ING VP International Value Portfolio-Class R
  ING VP MagnaCap Portfolio-Class R
  ING VP MidCap Opportunities Portfolio-Class R
  ING VP SmallCap Opportunities Portfolio-Class R
Janus Aspen Series:
  Janus Aspen Balanced Portfolio-Institutional Shares
  Janus Aspen Capital Appreciation Portfolio-Service Shares Janus Aspen Flexible Income Portfolio-Institutional Shares Janus Aspen Growth Portfolio-Institutional Shares
  Janus Aspen Mid Cap Growth Portfolio-Institutional Shares Janus Aspen Worldwide Growth Portfolio-Institutional Shares
Janus Twenty Fund
Lord Abbett Series Fund, Inc.:
  Lord Abbett Growth and Income Portfolio - Class VC
  Lord Abbett Mid-Cap Value Fund-Class A
  Lord Abbett Mid-Cap Value Portfolio - Class VC
MFS(R) Variable Insurance Trust(SM):
  MFS(R) Total Return Series-Initial Class
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer Main Street(R) Fund/VA
  Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund, Inc.
Pioneer Variable Contracts Trust:
  Pioneer Equity Income VCT Portfolio-Class I
  Pioneer Fund VCT Portfolio-Class I
  Pioneer Mid Cap Value VCT Portfolio-Class I
Templeton Foreign Fund, Inc.- Class A

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account C at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 15, 2004

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                     AMERICAN
                                                  AIM V.I.                                          AIM V.I.        CENTURY(R)
                                                  CAPITAL         AIM V.I.         AIM V.I.         PREMIER          INCOME
                                               APPRECIATION     CORE EQUITY         GROWTH           EQUITY         & GROWTH
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       20,562   $       42,522   $       17,055   $       21,041   $        2,491
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          20,562           42,522           17,055           21,041            2,491

Net assets                                    $       20,562   $       42,522   $       17,055   $       21,041   $        2,491
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       20,562   $       42,522   $       17,055   $       21,037   $        2,491
Contracts in payout (annuitization)
   period                                                  -                -                -                4                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       20,562   $       42,522   $       17,055   $       21,041   $        2,491
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               966,236        2,030,678        1,150,021        1,040,094           89,983
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       24,344   $       53,160   $       21,782   $       24,821   $        2,154
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                   FIDELITY(R)
                                                                    CALVERT        EVERGREEN           VIP          FIDELITY(R)
                                                   BARON            SOCIAL          SPECIAL           ASSET             VIP
                                                  GROWTH           BALANCED         VALUES        MANAGER(SM)      CONTRAFUND(R)
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $            -   $       60,576   $       17,138   $       21,727   $      564,372
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                               -           60,576           17,138           21,727          564,372

Net assets                                    $            -   $       60,576   $       17,138   $       21,727   $      564,372
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $            -   $       60,576   $       17,138   $       21,727   $      564,372
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $            -   $       60,576   $       17,138   $       21,727   $      564,372
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                                     8       34,457,160          711,695        1,502,589       24,400,002
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $            -   $       67,265   $       14,196   $       23,497   $      511,222
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                  FIDELITY(R)
                                                FIDELITY(R)       FIDELITY(R)         VIP          FIDELITY(R)      FIDELITY(R)
                                                VIP EQUITY-           VIP            HIGH              VIP              VIP
                                                  INCOME            GROWTH          INCOME          INDEX 500        OVERSEAS
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $      327,820   $      380,196   $        7,292   $      101,046   $       30,341
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                         327,820          380,196            7,292          101,046           30,341

Net assets                                    $      327,820   $      380,196   $        7,292   $      101,046   $       30,341
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $      327,820   $      380,196   $        7,199   $      101,046   $       30,341
Contracts in payout (annuitization)
   period                                                  -                -               93                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $      327,820   $      380,196   $        7,292   $      101,046   $       30,341
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                            14,142,368       12,248,574        1,049,155          801,126        1,946,203
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $      317,751   $      492,174   $        7,056   $      109,823   $       27,651
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 FRANKLIN
                                                 SMALL CAP         ING GET         ING GET          ING GET          ING GET
                                                   VALUE            FUND -          FUND -           FUND -           FUND -
                                                SECURITIES         SERIES D        SERIES E         SERIES G         SERIES H
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       15,883   $      152,769   $       79,656   $       23,831   $       18,535
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          15,883          152,769           79,656           23,831           18,535

Net assets                                    $       15,883   $      152,769   $       79,656   $       23,831   $       18,535
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       15,883   $      152,769   $       79,656   $       23,831   $       18,535
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       15,883   $      152,769   $       79,656   $       23,831   $       18,535
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             1,253,630       16,677,788        8,211,949        2,426,749        1,846,101
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       14,060   $      165,629   $       82,250   $       24,361   $       18,667
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET           ING GET         ING GET          ING GET          ING GET
                                                  FUND -            FUND -          FUND -           FUND -           FUND -
                                                 SERIES I          SERIES J        SERIES K         SERIES L         SERIES Q
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        1,092   $          386   $        1,736   $        1,049   $        4,385
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                           1,092              386            1,736            1,049            4,385

Net assets                                    $        1,092   $          386   $        1,736   $        1,049   $        4,385
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $        1,092   $          386   $        1,736   $        1,049   $        4,385
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $        1,092   $          386   $        1,736   $        1,049   $        4,385
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               108,453           38,653          170,525          103,788          415,218
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $        1,095   $          389   $        1,724   $        1,046   $        4,156
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET                                             ING VP           ING VP
                                                  FUND -            ING VP          ING VP          EMERGING           MONEY
                                                 SERIES S          BALANCED          BOND            MARKETS          MARKET
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       32,661   $      659,370   $      408,185   $        8,172   $      257,477
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          32,661          659,370          408,185            8,172          257,477

Net assets                                    $       32,661   $      659,370   $      408,185   $        8,172   $      257,477
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       32,661   $      633,395   $      401,878   $        8,172   $      257,358
Contracts in payout (annuitization)
   period                                                  -           25,975            6,307                -              119
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       32,661   $      659,370   $      408,185   $        8,172   $      257,477
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             3,066,746       52,749,610       28,846,973        1,241,948       19,901,635
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       30,731   $      768,131   $      380,609   $        7,610   $      256,679
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                     ING
                                                                                    T. ROWE                          ING ALGER
                                                  ING VP           ING MFS           PRICE           ING DSI        AGGRESSIVE
                                                  NATURAL           TOTAL           EQUITY          ENHANCED         GROWTH -
                                                 RESOURCES         RETURN           INCOME            INDEX        INITIAL CLASS
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       13,971   $        8,289   $        2,143   $          800   $           16
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          13,971            8,289            2,143              800               16

Net assets                                    $       13,971   $        8,289   $        2,143   $          800   $           16
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       13,971   $        8,289   $        2,143   $          800   $           16
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       13,971   $        8,289   $        2,143   $          800   $           16
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               883,117          481,618          176,777          100,543            2,223
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       10,782   $        7,886   $        1,976   $          717   $           13
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING ALGER                            ING
                                                AGGRESSIVE                         AMERICAN                         ING GOLDMAN
                                                 GROWTH -                           CENTURY         ING BARON        SACHS(R)
                                                  SERVICE         ING ALGER          SMALL          SMALL CAP         CAPITAL
                                                   CLASS           GROWTH          CAP VALUE         GROWTH           GROWTH
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        9,420   $        2,194   $        6,307   $       15,257   $          827
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                           9,420            2,194            6,307           15,257              827

Net assets                                    $        9,420   $        2,194   $        6,307   $       15,257   $          827
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $        9,420   $        2,194   $        6,307   $       15,257   $          827
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $        9,420   $        2,194   $        6,307   $       15,257   $          827
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             1,279,863          247,919          586,156        1,305,134           79,785
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $        8,616   $        1,959   $        5,376   $       12,964   $          728
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                    ING              ING
                                                 JPMORGAN         JPMORGAN          ING MFS          ING MFS          ING MFS
                                                  FLEMING          MID CAP          CAPITAL          GLOBAL          RESEARCH
                                               INTERNATIONAL        VALUE        OPPORTUNITIES       GROWTH           EQUITY
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $      126,504   $        3,999   $      151,497   $        1,294   $      128,075
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                         126,504            3,999          151,497            1,294          128,075

Net assets                                    $      126,504   $        3,999   $      151,497   $        1,294   $      128,075
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $      126,498   $        3,999   $      151,266   $        1,294   $      128,075
Contracts in payout (annuitization)
   period                                                  6                -              231                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $      126,504   $        3,999   $      151,497   $        1,294   $      128,075
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                            12,082,527          336,364        6,257,616          116,961       16,986,069
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $      107,313   $        3,488   $      258,749   $        1,183   $      172,841
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                    ING              ING          ING SALOMON      ING SALOMON      ING SALOMON
                                                   OPCAP            PIMCO          BROTHERS         BROTHERS         BROTHERS
                                                 BALANCED           TOTAL         AGGRESSIVE       FUNDAMENTAL       INVESTORS
                                                   VALUE           RETURN           GROWTH            VALUE            VALUE
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        9,183   $       31,227   $      239,784   $        9,414   $        4,019
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                           9,183           31,227          239,784            9,414            4,019

Net assets                                    $        9,183   $       31,227   $      239,784   $        9,414   $        4,019
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $        9,183   $       31,227   $      239,706   $        9,414   $        4,019
Contracts in payout (annuitization)
   period                                                  -                -               78                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $        9,183   $       31,227   $      239,784   $        9,414   $        4,019
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               747,178        2,943,135        6,585,667          567,465          309,651
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $        8,473   $       31,781   $      321,684   $        8,518   $        3,462
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING T.
                                                   ROWE            ING UBS                           ING VP           ING VP
                                                   PRICE          TACTICAL          ING VAN         STRATEGIC        STRATEGIC
                                                  GROWTH            ASSET           KAMPEN         ALLOCATION       ALLOCATION
                                                  EQUITY         ALLOCATION        COMSTOCK         BALANCED          GROWTH
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $      246,603   $          911   $       32,018   $       58,446   $       69,833
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                         246,603              911           32,018           58,446           69,833

Net assets                                    $      246,603   $          911   $       32,018   $       58,446   $       69,833
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $      246,311   $          911   $       32,018   $       58,388   $       69,833
Contracts in payout (annuitization)
   period                                                292                -                -               58                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $      246,603   $          911   $       32,018   $       58,446   $       69,833
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             5,437,777           30,092        3,026,273        4,573,208        5,242,745
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $      259,424   $          799   $       28,419   $       60,200   $       73,469
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP
                                                STRATEGIC          ING VP          ING GET          ING GET          ING GET
                                                ALLOCATION       GROWTH AND       US CORE -        US CORE -        US CORE -
                                                  INCOME           INCOME          SERIES 1         SERIES 2         SERIES 3
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       33,837   $    2,310,967   $        2,378   $       20,639   $          207
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          33,837        2,310,967            2,378           20,639              207

Net assets                                    $       33,837   $    2,310,967   $        2,378   $       20,639   $          207
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       33,698   $    2,142,872   $        2,378   $       20,639   $          207
Contracts in payout (annuitization)
   period                                                139          168,095                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       33,837   $    2,310,967   $        2,378   $       20,639   $          207
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             2,748,754      126,420,525          229,738        2,047,524           20,661
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       33,481   $    3,772,555   $        2,299   $       20,485   $          207
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                    ING VP           ING VP           ING VP
                                                  ING VP           ING VP         INDEX PLUS       INDEX PLUS       INDEX PLUS
                                                TECHNOLOGY         GROWTH          LARGECAP          MIDCAP          SMALLCAP
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       47,295   $       95,972   $      503,421   $      233,761   $       93,931
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          47,295           95,972          503,421          233,761           93,931

Net assets                                    $       47,295   $       95,972   $      503,421   $      233,761   $       93,931
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       47,295   $       95,758   $      501,649   $      233,761   $       93,931
Contracts in payout (annuitization)
   period                                                  -              214            1,772                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       47,295   $       95,972   $      503,421   $      233,761   $       93,931
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                            12,220,890       10,747,109       37,180,316       14,946,379        6,947,575
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       39,278   $      147,241   $      609,022   $      203,400   $       80,549
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP           ING VP           ING VP           ING VP           ING VP
                                              INTERNATIONAL        SMALL            VALUE            GROWTH       INTERNATIONAL
                                                  EQUITY          COMPANY        OPPORTUNITY     OPPORTUNITIES        VALUE
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       11,933   $      167,432   $      133,176   $        1,297   $       32,591
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          11,933          167,432          133,176            1,297           32,591

Net assets                                    $       11,933   $      167,432   $      133,176   $        1,297   $       32,591
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       11,867   $      167,123   $      133,176   $        1,297   $       32,591
Contracts in payout (annuitization)
   period                                                 66              309                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       11,933   $      167,432   $      133,176   $        1,297   $       32,591
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             1,580,545        9,578,465       11,024,519          259,971        2,960,108
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       10,547   $      134,949   $      146,065   $        1,197   $       27,291
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                   ING VP           ING VP                          JANUS ASPEN
                                                  ING VP           MIDCAP          SMALLCAP       JANUS ASPEN        CAPITAL
                                                 MAGNACAP      OPPORTUNITIES    OPPORTUNITIES       BALANCED       APPRECIATION
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        1,571   $        4,191   $        8,045   $      385,094   $        3,177
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                           1,571            4,191            8,045          385,094            3,177

Net assets                                    $        1,571   $        4,191   $        8,045   $      385,094   $        3,177
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $        1,571   $        4,191   $        8,045   $      385,094   $        3,177
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $        1,571   $        4,191   $        8,045   $      385,094   $        3,177
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               177,738          681,398          545,064       16,757,771          153,645
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $        1,314   $        3,720   $        7,254   $      401,454   $        2,762
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               JANUS ASPEN                        JANUS ASPEN      JANUS ASPEN
                                                 FLEXIBLE       JANUS ASPEN        MID CAP         WORLDWIDE          JANUS
                                                  INCOME           GROWTH           GROWTH           GROWTH           TWENTY
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       89,994   $      239,988   $      459,241   $      536,188   $          563
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          89,994          239,988          459,241          536,188              563

Net assets                                    $       89,994   $      239,988   $      459,241   $      536,188   $          563
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS

Accumulation units                            $       89,994   $      239,616   $      459,241   $      535,626   $          563
Contracts in payout (annuitization)
   period                                                  -              372                -              562
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       89,994   $      239,988   $      459,241   $      536,188   $          563
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             7,205,263       12,479,870       21,459,840       20,766,366           15,563
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       87,839   $      354,889   $      937,978   $      744,547   $          559
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  LORD              LORD
                                                 ABBETT            ABBETT
                                                 GROWTH            MID-CAP         MFS(R)         OPPENHEIMER      OPPENHEIMER
                                                  AND              VALUE -         TOTAL           DEVELOPING       AGGRESSIVE
                                                 INCOME           CLASS VC         RETURN           MARKETS           GROWTH
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       50,532   $       28,509   $       58,033   $        6,248   $            4
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          50,532           28,509           58,033            6,248                4

Net assets                                    $       50,532   $       28,509   $       58,033   $        6,248   $            4
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       50,532   $       28,509   $       58,033   $        6,248   $            -
Contracts in payout (annuitization)
   period                                                  -                -                -                -                4
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       50,532   $       28,509   $       58,033   $        6,248   $            4
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             2,060,867        1,673,089        2,963,899          303,138              104
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       43,484   $       24,473   $       53,271   $        5,835   $            4
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               OPPENHEIMER                        OPPENHEIMER                         PIONEER
                                                  GLOBAL        OPPENHEIMER       STRATEGIC        PAX WORLD          EQUITY
                                                SECURITIES     MAIN STREET(R)        BOND           BALANCED          INCOME
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
at fair value                                 $      251,043   $           32   $       32,607   $        3,605   $       10,691
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                         251,043               32           32,607            3,605           10,691

Net assets                                    $      251,043   $           32   $       32,607   $        3,605   $       10,691
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $      251,043   $            -   $       32,599   $        3,605   $       10,691
Contracts in payout (annuitization)
   period                                                  -               32                8                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $      251,043   $           32   $       32,607   $        3,605   $       10,691
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                            10,009,688            1,654        6,456,746          174,340          590,971
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $      216,222   $           30   $       30,196   $        3,384   $        9,413
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                   PIONEER
                                                  PIONEER          MID CAP
                                                   FUND             VALUE
                                              --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        1,522   $       11,735
                                              --------------   --------------

Total assets                                           1,522           11,735

Net assets                                    $        1,522   $       11,735
                                              ==============   ==============

NET ASSETS
Accumulation units                            $        1,522   $       11,735
Contracts in payout (annuitization) period                 -                -
                                              --------------   --------------

Total net assets                              $        1,522   $       11,735
                                              ==============   ==============

Total number of shares                                81,385          573,254
                                              ==============   ==============

Cost of shares                                $        1,319   $       10,247
                                              ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                     AMERICAN
                                                 AIM V.I.         AIM V.I.                          AIM V.I.        CENTURY(R)
                                                 CAPITAL            CORE           AIM V.I.         PREMIER           INCOME
                                               APPRECIATION        EQUITY           GROWTH           EQUITY          & GROWTH
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $          386   $            -   $           58   $           27
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -              386                -               58               27

Expenses:
   Mortality and expense risk and
     other charges                                       186              405              152              187               17
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           186              405              152              187               17
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                            (186)             (19)            (152)            (129)              10

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments               (3,465)          (2,551)          (2,355)          (1,545)              (1)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                    (3,465)          (2,551)          (2,355)          (1,545)              (1)

Net unrealized appreciation
   (depreciation) of investments                       8,085           10,595            6,249            5,662              440
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        4,434   $        8,025   $        3,742   $        3,988   $          449
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                    FIDELITY(R)
                                                                   CALVERT          CHAPMAN         EVERGREEN           VIP
                                                  BARON            SOCIAL           DEM(R)           SPECIAL           ASSET
                                                  GROWTH          BALANCED          EQUITY           VALUES         MANAGER(SM)
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $        1,073   $            -   $            -   $          694
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -            1,073                -                -              694

Expenses:
   Mortality and expense risk and
     other charges                                         -              553                -              118              199
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                             -              553                -              118              199
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                               -              520                -             (118)             495

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                    -             (538)               -             (267)            (405)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
  and capital gains distributions                          -             (538)               -             (267)            (405)

Net unrealized appreciation
   (depreciation) of investments                           -            9,048                -            4,137            3,010
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $            -   $        9,030   $            -   $        3,752   $        3,100
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               FIDELITY(R)      FIDELITY(R)                        FIDELITY(R)      FIDELITY(R)
                                                   VIP          VIP EQUITY-       FIDELITY(R)        VIP HIGH           VIP
                                              CONTRAFUND(R)        INCOME         VIP GROWTH         INCOME         INDEX 500
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
       Dividends                              $        1,892   $        4,318   $          797   $          291   $        1,161
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                1,892            4,318              797              291            1,161

Expenses:
   Mortality and expense risk and
     other charges                                     4,697            2,720            3,337               62              842
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                         4,697            2,720            3,337               62              842
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                          (2,805)           1,598           (2,540)             229              319

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                2,957           (2,223)          (8,623)             942           (4,305)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                     2,957           (2,223)          (8,623)             942           (4,305)

Net unrealized appreciation
   (depreciation) of investments                     112,756           70,405           98,646              154           24,674
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $      112,908   $       69,780   $        7,483   $        1,325   $       20,688
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                  FRANKLIN           THE
                                               FIDELITY(R)       SMALL CAP       GROWTH FUND        ING GET          ING GET
                                                   VIP             VALUE        OF AMERICA(R)-       FUND -           FUND -
                                                 OVERSEAS        SECURITIES        CLASS A          SERIES D         SERIES E
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $          111   $           23   $            -   $        7,793   $        3,807
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                  111               23                -            7,793            3,807

Expenses:
   Mortality and expense risk and
     other charges                                       202              116                2            2,604            1,263
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           202              116                2            2,604            1,263
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             (91)             (93)              (2)           5,189            2,544

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                6,761              452                8           (7,603)            (905)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                     6,761              452                8           (7,603)            (905)

Net unrealized appreciation
   (depreciation) of investments                       2,791            2,979                -            2,750             (405)
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        9,461   $        3,338   $            6   $          336   $        1,234
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET          ING GET          ING GET          ING GET          ING GET
                                                  FUND -           FUND -           FUND -           FUND -           FUND -
                                                 SERIES G         SERIES H         SERIES I         SERIES J         SERIES K
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $        1,111   $          857   $           39   $           14   $           58
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                1,111              857               39               14               58

Expenses:
   Mortality and expense risk and
     other charges                                       387              294               20                7               24
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           387              294               20                7               24
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             724              563               19                7               34

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                 (150)             (25)               -               (1)               7
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                      (150)             (25)               -               (1)               7

Net unrealized appreciation
   (depreciation) of investments                        (350)            (191)              (4)              (2)             (23)
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          224   $          347   $           15   $            4   $           18
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET          ING GET          ING GET
                                                  FUND -           FUND -           FUND -           ING VP           ING VP
                                                 SERIES L         SERIES Q         SERIES S         BALANCED           BOND
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $           42   $            -   $           38   $       12,352   $        7,461
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                   42                -               38           12,352            7,461

Expenses:
   Mortality and expense risk and
     other charges                                        15               61              503            6,762            4,806
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            15               61              503            6,762            4,806
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              27              (61)            (465)           5,590            2,655

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                    -               30              381          (20,852)           6,513
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                         -               30              381          (20,852)           6,513

Net unrealized appreciation
   (depreciation) of investments                          (3)             213            1,679          114,905           12,637
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $           24   $          182   $        1,595   $       99,643   $       21,805
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                       ING
                                                                                                                     T. ROWE
                                                  ING VP           ING VP           ING VP          ING MFS           PRICE
                                                 EMERGING          MONEY           NATURAL           TOTAL            EQUITY
                                                 MARKETS           MARKET         RESOURCES          RETURN           INCOME
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $        5,601   $            -   $           37   $            5
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -            5,601                -               37                5

Expenses:
   Mortality and expense risk and
     other charges                                        61            3,007              123               21                7
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            61            3,007              123               21                7
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             (61)           2,594             (123)              16               (2)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                1,993           (2,912)            (744)              (1)              23
Capital gains distributions                                -                -                -                -                2
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                     1,993           (2,912)            (744)              (1)              25

Net unrealized appreciation
   (depreciation) of investments                         669              151            4,001              403              167
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        2,601   $         (167)  $        3,134   $          418   $          190
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                  ING ALGER        ING ALGER                           ING
                                                 ING DSI         AGGRESSIVE       AGGRESSIVE                         AMERICAN
                                                 ENHANCED         GROWTH -         GROWTH -        ING ALGER      CENTURY SMALL
                                                  INDEX        INITIAL CLASS    SERVICE CLASS        GROWTH         CAP VALUE
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            3   $            -   $            -   $            -   $            7
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    3                -                -                -                7

Expenses:
   Mortality and expense risk and
     other charges                                         4                -               41               11               40
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                             4                -               41               11               40
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              (1)               -              (41)             (11)             (33)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                   16                3              306               47               44
Capital gains distributions                                -                -                -                -              157
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                        16                3              306               47              201

Net unrealized appreciation
   (depreciation) of investments                          85                3              848              249              960
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          100   $            6   $        1,113   $          285   $        1,128
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                     ING
                                                                   GOLDMAN           ING              ING
                                                ING BARON         SACHS(R)         JPMORGAN         JPMORGAN         ING MFS
                                                SMALL CAP         CAPITAL          FLEMING          MID CAP          CAPITAL
                                                  GROWTH           GROWTH       INTERNATIONAL        VALUE        OPPORTUNITIES
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $            -   $        1,151   $           11   $          272
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -                -            1,151               11              272

Expenses:
   Mortality and expense risk and
     other charges                                        87                6            1,146               23            1,404
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            87                6            1,146               23            1,404
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             (87)              (6)               5              (12)          (1,132)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                  175               10           13,443               66           (9,998)
Capital gains distributions                                -                -                -               27                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                       175               10           13,443               93           (9,998)

Net unrealized appreciation
   (depreciation) of investments                       2,280              112           19,848              486           43,736
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        2,368   $          116   $       33,296   $          567   $       32,606
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                     ING              ING           ING SALOMON
                                                 ING MFS          ING MFS           OPCAP            PIMCO           BROTHERS
                                                  GLOBAL          RESEARCH         BALANCED          TOTAL          AGGRESSIVE
                                                  GROWTH           EQUITY           VALUE            RETURN           GROWTH
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $          704   $           79   $          845   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -              704               79              845                -

Expenses:
   Mortality and expense risk and
     other charges                                         7            1,277               36              282            2,138
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                             7            1,277               36              282            2,138
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              (7)            (573)              43              563           (2,138)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                   99           (8,730)              69              655          (11,102)
Capital gains distributions                                -                -                -              179                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                        99           (8,730)              69              834          (11,102)

Net unrealized appreciation
   (depreciation) of investments                         116           34,528              692             (744)          76,768
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          208   $       25,225   $          804   $          653   $       63,528
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                    ING
                                               ING SALOMON         SALOMON                          ING UBS
                                                 BROTHERS         BROTHERS       ING T. ROWE        TACTICAL         ING VAN
                                               FUNDAMENTAL       INVESTORS       PRICE GROWTH        ASSET            KAMPEN
                                                  VALUE            VALUE            EQUITY         ALLOCATION        COMSTOCK
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $           67   $           16   $          317   $            1   $          179
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                   67               16              317                1              179

Expenses:
   Mortality and expense risk and
     other charges                                        41               24            2,087                7              167
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            41               24            2,087                7              167
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              26               (8)          (1,770)              (6)              12

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                  209               25           (1,850)              42              (57)
Capital gains distributions                                -                -                -                -              511
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                       209               25           (1,850)              42              454

Net unrealized appreciation
   (depreciation) of investments                         900              574           55,811              116            3,979
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        1,135   $          591   $       52,191   $          152   $        4,445
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP           ING VP           ING VP
                                                STRATEGIC        STRATEGIC        STRATEGIC          ING VP          ING GET
                                                ALLOCATION       ALLOCATION       ALLOCATION       GROWTH AND       US CORE -
                                                 BALANCED          GROWTH           INCOME           INCOME          SERIES 1
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $          789   $          555   $          752   $            -   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                  789              555              752                -                -

Expenses:
   Mortality and expense risk and
     other charges                                       563              662              341           23,918               11
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           563              662              341           23,918               11
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             226             (107)             411          (23,918)             (11)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                 (840)          (1,375)            (527)        (425,719)               -
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                      (840)          (1,375)            (527)        (425,719)               -

Net unrealized appreciation
   (depreciation) of investments                       9,405           14,356            3,834          928,479               79
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        8,791   $       12,874   $        3,718   $      478,842   $           68
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET          ING GET                                             ING VP
                                                US CORE -        US CORE -          ING VP           ING VP         INDEX PLUS
                                                 SERIES 2         SERIES 3        TECHNOLOGY         GROWTH          LARGECAP
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $            -   $            -   $            -   $        4,597
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -                -                -                -            4,597

Expenses:
   Mortality and expense risk and
     other charges                                        24                -              329              881            4,453
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            24                -              329              881            4,453
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             (24)               -             (329)            (881)             144

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                    -                -           (1,973)         (11,268)         (12,981)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                         -                -           (1,973)         (11,268)         (12,981)

Net unrealized appreciation
   (depreciation) of investments                         154                -           13,749           34,025          110,816
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          130   $            -   $       11,447   $       21,876   $       97,979
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP           ING VP           ING VP           ING VP           ING VP
                                                INDEX PLUS       INDEX PLUS     INTERNATIONAL        SMALL            VALUE
                                                  MIDCAP          SMALLCAP          EQUITY          COMPANY        OPPORTUNITY
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $          741   $          129   $          102   $          349   $          956
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                  741              129              102              349              956

Expenses:
   Mortality and expense risk and
     other charges                                     1,772              688               99            1,347            1,233
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                         1,772              688               99            1,347            1,233
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                          (1,031)            (559)               3             (998)            (277)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments               (2,145)             (56)           1,452           (9,972)          (8,337)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                    (2,145)             (56)           1,452           (9,972)          (8,337)

Net unrealized appreciation
   (depreciation) of investments                      52,581           21,801            1,316           52,820           34,754
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $       49,405   $       21,186   $        2,771   $       41,850   $       26,140
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP           ING VP                            ING VP           ING VP
                                                  GROWTH       INTERNATIONAL        ING VP           MIDCAP          SMALLCAP
                                              OPPORTUNITIES        VALUE           MAGNACAP      OPPORTUNITIES    OPPORTUNITIES
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $          270   $           11   $            -   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -              270               11                -                -

Expenses:
   Mortality and expense risk and
     other charges                                         6              200               10               23               30
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                             6              200               10               23               30
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              (6)              70                1              (23)             (30)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                   38             (610)             (41)             155             (356)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                        38             (610)             (41)             155             (356)

Net unrealized appreciation
   (depreciation) of investments                         123            6,551              315              495            1,518
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          155   $        6,011   $          275   $          627   $        1,132
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  JANUS         JANUS ASPEN      JANUS ASPEN         JANUS         JANUS ASPEN
                                                  ASPEN           CAPITAL          FLEXIBLE          ASPEN           MID CAP
                                                 BALANCED       APPRECIATION        INCOME           GROWTH           GROWTH
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $        8,211   $            7   $        4,406   $          197   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                8,211                7            4,406              197                -

Expenses:
   Mortality and expense risk and
     other charges                                     3,886               29              975            2,246            4,273
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                         3,886               29              975            2,246            4,273
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                           4,325              (22)           3,431           (2,049)          (4,273)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                4,890              (25)           2,292          (15,905)         (55,409)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                     4,890              (25)           2,292          (15,905)         (55,409)

Net unrealized appreciation
   (depreciation) of investments                      36,186              573             (960)          76,212          179,054
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $       45,401   $          526   $        4,763   $       58,258   $      119,372
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                     LORD             LORD             LORD
                                                  JANUS                             ABBETT           ABBETT           ABBETT
                                                  ASPEN                             GROWTH          MID-CAP          MID-CAP
                                                 WORLDWIDE          JANUS             AND            VALUE -          VALUE -
                                                  GROWTH           TWENTY           INCOME           CLASS A         CLASS VC
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $        5,588   $            3   $          291   $            -   $          129
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                5,588                3              291                -              129

Expenses:
   Mortality and expense risk and
     other charges                                     5,311                5              275                -              181
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                         5,311                5              275                -              181
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             277               (2)              16                -              (52)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments              (17,365)             (39)             (40)              (2)            (233)
Capital gains distributions                                -                -                -                -              266
                                              --------------   --------------   --------------   --------------   --------------
Total realized gain (loss) on investments
   and capital gains distributions                   (17,365)             (39)             (40)              (2)              33

Net unrealized appreciation
   (depreciation) of investments                     123,499              143            7,960                -            4,466
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $      106,411   $          102   $        7,936   $           (2)  $        4,447
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                 OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                                                  MFS(R)         DEVELOPING       AGGRESSIVE         GLOBAL        OPPENHEIMER
                                               TOTAL RETURN       MARKETS           GROWTH         SECURITIES     MAIN STREET(R)
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $          807   $          172   $            -   $        1,017   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                  807              172                -            1,017                -

Expenses:
   Mortality and expense risk and
     other charges                                       513               26                -            1,577                -
                                              --------------   --------------   --------------   --------------   --------------
Total expenses                                           513               26                -            1,577                -
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             294              146                -             (560)               -

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                 (263)           1,051                -           (6,014)               -
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                      (263)           1,051                -           (6,014)               -

Net unrealized appreciation
   (depreciation) of investments                       7,216              383                1           67,124                7
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        7,247   $        1,580   $            1   $       60,550   $            7
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               OPPENHEIMER                          PIONEER                           PIONEER
                                                STRATEGIC        PAX WORLD          EQUITY          PIONEER          MID CAP
                                                   BOND           BALANCED          INCOME            FUND            VALUE
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $        1,372   $           27   $          173   $           11   $           11
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                1,372               27              173               11               11

Expenses:
   Mortality and expense risk
     and other charges                                   262               21               68                9               49
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           262               21               68                9               49
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                           1,110                6              105                2              (38)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                  969              (35)              (9)              (3)              85
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                       969              (35)              (9)              (3)              85

Net unrealized appreciation
   (depreciation) of investments                       1,931              385            1,446              219            1,583
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        4,010   $          356   $        1,542   $          218   $        1,630
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  TEMPLETON
                                                                   FOREIGN
                                                               --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                                   $            -
                                                               --------------

Total investment income                                                     -

Expenses:
   Mortality and expense risk and
     other changes                                                          6
                                                               --------------

Total expenses                                                              6
                                                               --------------

Net investment income (loss)                                               (6)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                                     -
Capital gains distributions                                                 -
                                                               --------------

Total realized gain (loss) on investments
   and capital gains distributions                                          -

Net unrealized appreciation (depreciation)
   of investments                                                           -
                                                               --------------

Net increase (decrease) in net assets
   resulting from operations                                   $           (6)
                                                               ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   AIM V.I.                                         AIM V.I.
                                                                    CAPITAL        AIM V.I.        AIM V.I.         PREMIER
                                                                 APPRECIATION     CORE EQUITY       GROWTH          EQUITY
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      19,027   $      44,279   $      15,568   $      22,335

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (182)           (300)           (145)           (133)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (3,280)         (5,332)         (5,230)         (3,658)
   Net unrealized appreciation (depreciation) during the year           (1,536)         (1,623)            110          (3,591)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   (4,998)         (7,255)         (5,265)         (7,382)

Changes from principal transactions:
   Total unit transactions                                               1,273          (2,296)          1,100           1,024
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          1,273          (2,296)          1,100           1,024
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 (3,725)         (9,551)         (4,165)         (6,358)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         15,302          34,728          11,403          15,977

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                           (186)            (19)           (152)           (129)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (3,465)         (2,551)         (2,355)         (1,545)
   Net unrealized appreciation (depreciation) during the year            8,085          10,595           6,249           5,662
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    4,434           8,025           3,742           3,988

Changes from contract transactions:
   Total unit transactions                                                 826            (231)          1,910           1,076
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            826            (231)          1,910           1,076
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  5,260           7,794           5,652           5,064
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      20,562   $      42,522   $      17,055   $      21,041
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   AMERICAN
                                                                  CENTURY(R)                        CALVERT         CHAPMAN
                                                                    INCOME           BARON          SOCIAL          DEM(R)
                                                                   & GROWTH         GROWTH         BALANCED         EQUITY
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $         629   $           -   $      58,340   $          92

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                              2               -             904              (1)
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (138)              -            (504)            (38)
   Net unrealized appreciation (depreciation) during the year              (89)              -          (8,105)             (8)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (225)              -          (7,705)            (47)

Changes from principal transactions:
   Total unit transactions                                                 748               -            (869)              6
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            748               -            (869)              6
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                    523               -          (8,574)            (41)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          1,152               -          49,766              51

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                             10               -             520               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                         (1)              -            (538)              -
   Net unrealized appreciation (depreciation) during the year              440               -           9,048               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      449               -           9,030               -

Changes from contract transactions:
   Total unit transactions                                                 890               -           1,780             (51)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            890               -           1,780             (51)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  1,339               -          10,810             (51)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $       2,491   $           -   $      60,576   $           -
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                  FIDELITY(R)
                                                                   EVERGREEN          VIP         FIDELITY(R)     FIDELITY(R)
                                                                    SPECIAL          ASSET            VIP         VIP EQUITY-
                                                                    VALUES        MANAGER(SM)    CONTRAFUND(R)      INCOME
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $       3,926   $      21,589   $     375,287   $     237,314

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (78)            591          (1,051)          1,285
   Net realized gain (loss) on investments and capital gains
      distributions                                                        144            (684)          3,613           3,748
   Net unrealized appreciation (depreciation) during the year           (1,182)         (2,082)        (44,845)        (54,582)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   (1,116)         (2,175)        (42,283)        (49,549)

Changes from principal transactions:
   Total unit transactions                                               6,557          (1,179)         49,352          39,130
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          6,557          (1,179)         49,352          39,130
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  5,441          (3,354)          7,069         (10,419)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          9,367          18,235         382,356         226,895

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                           (118)            495          (2,805)          1,598
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (267)           (405)          2,957          (2,223)
   Net unrealized appreciation (depreciation) during the year            4,137           3,010         112,756          70,405
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    3,752           3,100         112,908          69,780

Changes from contract transactions:
   Total unit transactions                                               4,019             392          69,108          31,145
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          4,019             392          69,108          31,145
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  7,771           3,492         182,016         100,925
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      17,138   $      21,727   $     564,372   $     327,820
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                  FIDELITY(R)     FIDELITY(R)     FIDELITY(R)
                                                                  FIDELITY(R)      VIP HIGH           VIP             VIP
                                                                  VIP GROWTH        INCOME         INDEX 500       OVERSEAS
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     388,351   $       2,694   $      96,097   $      14,766

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                         (2,706)            238             259             (63)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (3,719)           (295)         (5,339)         (1,464)
   Net unrealized appreciation (depreciation) during the year         (119,138)            132         (17,808)            234
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                 (125,563)             75         (22,888)         (1,293)

Changes from principal transactions:
     Total unit transactions                                            14,956             800            (541)            603
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         14,956             800            (541)            603
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                               (110,607)            875         (23,429)           (690)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        277,744           3,569          72,668          14,076

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                         (2,540)            229             319             (91)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (8,623)            942          (4,305)          6,761
   Net unrealized appreciation (depreciation) during the year           98,646             154          24,674           2,791
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   87,483           1,325          20,688           9,461

Changes from contract transactions:
   Total unit transactions                                              14,969           2,398           7,690           6,804
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         14,969           2,398           7,690           6,804
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                102,452           3,723          28,378          16,265
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     380,196   $       7,292   $     101,046   $      30,341
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   FRANKLIN       THE GROWTH
                                                                   SMALL CAP        FUND OF         ING GET         ING GET
                                                                     VALUE        AMERICA(R) -      FUND -          FUND -
                                                                  SECURITIES        CLASS A        SERIES D        SERIES E
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $         130   $           -   $     288,294   $     118,197

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (23)              -           7,760           2,971
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (281)              -          (3,074)           (463)
   Net unrealized appreciation (depreciation) during the year           (1,170)              -          (6,395)            396
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   (1,474)              -          (1,709)          2,904

Changes from principal transactions:
   Total unit transactions                                               9,295               -         (52,519)        (16,658)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          9,295               -         (52,519)        (16,658)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  7,821               -         (54,228)        (13,754)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          7,951               -         234,066         104,443

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (93)             (2)          5,189           2,544
   Net realized gain (loss) on investments and capital gains
      distributions                                                        452               8          (7,603)           (905)
   Net unrealized appreciation (depreciation) during the year            2,979               -           2,750            (405)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    3,338               6             336           1,234

Changes from contract transactions:
   Total unit transactions                                               4,594              (6)        (81,633)        (26,021)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          4,594              (6)        (81,633)        (26,021)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  7,932               -         (81,297)        (24,787)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      15,883   $           -   $     152,769   $      79,656
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING GET         ING GET         ING GET         ING GET
                                                                    FUND -          FUND -          FUND -          FUND -
                                                                   SERIES G        SERIES H        SERIES I        SERIES J
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      33,746   $      25,808   $       1,252   $         381

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            779             548              22               7
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (98)            (19)             (1)              -
   Net unrealized appreciation (depreciation) during the year              396             262              21               9
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    1,077             791              42              16

Changes from principal transactions:
   Total unit transactions                                              (5,067)         (3,317)           (104)             (3)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         (5,067)         (3,317)           (104)             (3)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 (3,990)         (2,526)            (62)             13
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         29,756          23,282           1,190             394

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            724             563              19               7
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (150)            (25)              -              (1)
   Net unrealized appreciation (depreciation) during the year             (350)           (191)             (4)             (2)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      224             347              15               4

Changes from contract transactions:
   Total unit transactions                                              (6,149)         (5,094)           (113)            (12)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         (6,149)         (5,094)           (113)            (12)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 (5,925)         (4,747)            (98)             (8)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      23,831   $      18,535   $       1,092   $         386
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING GET         ING GET         ING GET         ING GET
                                                                    FUND -          FUND -          FUND -          FUND -
                                                                   SERIES K        SERIES L        SERIES Q        SERIES S
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $       2,275   $       1,305   $       3,642   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                             30             (15)             40              84
   Net realized gain (loss) on investments and capital gains
      distributions                                                         (1)             (4)              1               1
   Net unrealized appreciation (depreciation) during the year               61              33              15             251
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                       90              14              56             336

Changes from principal transactions:
   Total unit transactions                                                (317)           (132)          1,333          46,222
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                           (317)           (132)          1,333          46,222
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                   (227)           (118)          1,389          46,558
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          2,048           1,187           5,031          46,558

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                             34              27             (61)           (465)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          7               -              30             381
   Net unrealized appreciation (depreciation) during the year              (23)             (3)            213           1,679
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                       18              24             182           1,595

Changes from contract transactions:
   Total unit transactions                                                (330)           (162)           (828)        (15,492)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                           (330)           (162)           (828)        (15,492)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                   (312)           (138)           (646)        (13,897)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $       1,736   $       1,049   $       4,385   $      32,661
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                    ING VP          ING VP
                                                                    ING VP          ING VP         EMERGING          MONEY
                                                                   BALANCED          BOND           MARKETS         MARKET
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     768,043   $     409,596   $       5,519   $     374,569

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (329)          9,352             (60)         10,481
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (34,344)          3,536             (12)         (7,043)
   Net unrealized appreciation (depreciation) during the year          (50,314)         16,434            (365)         (1,172)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (84,987)         29,322            (437)          2,266

Changes from principal transactions:
   Total unit transactions                                             (85,131)         19,260             (62)         (7,989)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (85,131)         19,260             (62)         (7,989)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                               (170,118)         48,582            (499)         (5,723)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        597,925         458,178           5,020         368,846

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                          5,590           2,655             (61)          2,594
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (20,852)          6,513           1,993          (2,912)
   Net unrealized appreciation (depreciation) during the year          114,905          12,637             669             151
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   99,643          21,805           2,601            (167)

Changes from contract transactions:
   Total unit transactions                                             (38,198)        (71,798)            551        (111,202)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (38,198)        (71,798)            551        (111,202)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 61,445         (49,993)          3,152        (111,369)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     659,370   $     408,185   $       8,172   $     257,477
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                  ING T. ROWE
                                                                    ING VP          ING MFS          PRICE          ING DSI
                                                                    NATURAL          TOTAL          EQUITY         ENHANCED
                                                                   RESOURCES        RETURN          INCOME           INDEX
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      12,751   $           -   $           -   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (108)              -               -               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (496)              -               -              (5)
   Net unrealized appreciation (depreciation) during the year               60               -               -              (3)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (544)              -               -              (8)

Changes from principal transactions:
   Total unit transactions                                                (310)              -               -             134
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                           (310)              -               -             134
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                   (854)              -               -             126
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         11,897               -               -             126

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                           (123)             16              (2)             (1)
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (744)             (1)             25              16
   Net unrealized appreciation (depreciation) during the year            4,001             403             167              85
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    3,134             418             190             100

Changes from contract transactions:
   Total unit transactions                                              (1,060)          7,871           1,953             574
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         (1,060)          7,871           1,953             574
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  2,074           8,289           2,143             674
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      13,971   $       8,289   $       2,143   $         800
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   ING ALGER       ING ALGER                         ING
                                                                  AGGRESSIVE      AGGRESSIVE                       AMERICAN
                                                                   GROWTH -        GROWTH -        ING ALGER     CENTURY SMALL
                                                                 INITIAL CLASS   SERVICE CLASS      GROWTH         CAP VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $           -   $           -   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                              -              (4)             (1)             (8)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          -             (32)             (3)           (121)
   Net unrealized appreciation (depreciation) during the year                -             (45)            (14)            (29)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                        -             (81)            (18)           (158)

Changes from principal transactions:
   Total unit transactions                                                   -             983             273           1,992
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                              -             983             273           1,992
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                      -             902             255           1,834
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                              -             902             255           1,834

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                              -             (41)            (11)            (33)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          3             306              47             201
   Net unrealized appreciation (depreciation) during the year                3             848             249             960
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                        6           1,113             285           1,128

Changes from contract transactions:
   Total unit transactions                                                  10           7,405           1,654           3,345
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                             10           7,405           1,654           3,345
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                     16           8,518           1,939           4,473
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $          16   $       9,420   $       2,194   $       6,307
                                                                 =============   =============   =============   =============

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                      ING         ING GOLDMAN         ING             ING
                                                                     BARON         SACHS(R)        JPMORGAN        JPMORGAN
                                                                   SMALL CAP        CAPITAL         FLEMING         MID CAP
                                                                    GROWTH          GROWTH       INTERNATIONAL       VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $           -   $     145,566   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            (12)             (1)           (570)             (3)
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (92)             (5)        (16,744)            (24)
   Net unrealized appreciation (depreciation) during the year               12             (13)         (1,963)             26
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      (92)            (19)        (19,277)             (1)

Changes from principal transactions:
   Total unit transactions                                               3,331             366         (18,450)          1,039
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          3,331             366         (18,450)          1,039
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  3,239             347         (37,727)          1,038
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          3,239             347         107,839           1,038

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (87)             (6)              5             (12)
   Net realized gain (loss) on investments and
      capital gains distributions                                          175              10          13,443              93
   Net unrealized appreciation (depreciation) during
      the year                                                           2,280             112          19,848             486
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    2,368             116          33,296             567

Changes from contract transactions:
   Total unit transactions                                               9,650             364         (14,631)          2,394
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          9,650             364         (14,631)          2,394
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 12,018             480          18,665           2,961
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      15,257   $         827   $     126,504   $       3,999
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING MFS         ING MFS         ING MFS        ING OPCAP
                                                                    CAPITAL         GLOBAL         RESEARCH        BALANCED
                                                                 OPPORTUNITIES      GROWTH          EQUITY           VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     216,006   $           -   $     172,262   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (1,732)             (1)         (1,247)             (1)
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (12,396)             (6)         (9,552)             (1)
   Net unrealized appreciation (depreciation) during the year          (50,689)             (5)        (32,213)             18
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (64,817)            (12)        (43,012)             16

Changes from principal transactions:
   Total unit transactions                                             (22,039)            214         (14,758)            499
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (22,039)            214         (14,758)            499
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (86,856)            202         (57,770)            515
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        129,150             202         114,492             515

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                         (1,132)             (7)           (573)             43
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (9,998)             99          (8,730)             69
   Net unrealized appreciation (depreciation) during the year           43,736             116          34,528             692
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   32,606             208          25,225             804

Changes from contract transactions:
   Total unit transactions                                             (10,259)            884         (11,642)          7,864
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (10,259)            884         (11,642)          7,864
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 22,347           1,092          13,583           8,668
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     151,497   $       1,294   $     128,075   $       9,183
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                  ING SALOMON     ING SALOMON     ING SALOMON
                                                                                   BROTHERS        BROTHERS        BROTHERS
                                                                   ING PIMCO      AGGRESSIVE      FUNDAMENTAL      INVESTORS
                                                                 TOTAL RETURN       GROWTH           VALUE           VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $     305,237   $           -   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            159          (2,396)             (1)             (2)
   Net realized gain (loss) on investments and capital gains
      distributions                                                        205         (13,796)             (8)            (16)
   Net unrealized appreciation (depreciation) during the year              190         (90,736)             (4)            (17)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      554        (106,928)            (13)            (35)

Changes from principal transactions:
   Total unit transactions                                              15,725         (22,382)            257             670
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         15,725         (22,382)            257             670
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 16,279        (129,310)            244             635
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         16,279         175,927             244             635

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            563          (2,138)             26              (8)
   Net realized gain (loss) on investments and capital
      gains distributions                                                  834         (11,102)            209              25
   Net unrealized appreciation (depreciation)during the year              (744)         76,768             900             574
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      653          63,528           1,135             591

Changes from contract transactions:
   Total unit transactions                                              14,295             329           8,035           2,793
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         14,295             329           8,035           2,793
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 14,948          63,857           9,170           3,384
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      31,227   $     239,784   $       9,414   $       4,019
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                    ING UBS                         ING VP
                                                                  ING T. ROWE      TACTICAL         ING VAN        STRATEGIC
                                                                 PRICE GROWTH        ASSET          KAMPEN        ALLOCATION
                                                                    EQUITY        ALLOCATION       COMSTOCK        BALANCED
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     223,753   $           -   $           -   $      57,038

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (1,678)             (2)              3             770
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (2,973)            (12)             (9)         (1,102)
   Net unrealized appreciation (depreciation) during the year          (50,934)             (4)           (380)         (5,687)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (55,585)            (18)           (386)         (6,019)

Changes from principal transactions:
   Total unit transactions                                               1,721             492           8,561          (3,173)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          1,721             492           8,561          (3,173)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (53,864)            474           8,175          (9,192)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        169,889             474           8,175          47,846

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (1,770)             (6)             12             226
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (1,850)             42             454            (840)
   Net unrealized appreciation (depreciation) during the year           55,811             116           3,979           9,405
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   52,191             152           4,445           8,791

Changes from contract transactions:
   Total unit transactions                                              24,523             285          19,398           1,809
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         24,523             285          19,398           1,809
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 76,714             437          23,843          10,600
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     246,603   $         911   $      32,018   $      58,446
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING VP          ING VP            ING
                                                                   STRATEGIC       STRATEGIC        ING VP            GET
                                                                  ALLOCATION      ALLOCATION      GROWTH AND       U.S. CORE
                                                                    GROWTH          INCOME          INCOME         SERIES 1
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      67,010   $      37,096   $   3,399,498   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            391             801          (7,432)              -
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (1,462)           (970)       (453,546)              -
   Net unrealized appreciation (depreciation) during the year           (8,838)         (1,819)       (363,307)              -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   (9,909)         (1,988)       (824,285)              -

Changes from principal transactions:
   Total unit transactions                                              (1,055)         (3,498)       (433,795)              -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         (1,055)         (3,498)       (433,795)              -
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (10,964)         (5,486)     (1,258,080)              -
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         56,046          31,610       2,141,418               -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Operations:
   Net investment income (loss)                                           (107)            411         (23,918)            (11)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (1,375)           (527)       (425,719)              -
   Net unrealized appreciation (depreciation) during the year           14,356           3,834         928,479              79
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   12,874           3,718         478,842              68

Changes from contract transactions:
   Total unit transactions                                                 913          (1,491)       (309,293)          2,310
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            913          (1,491)       (309,293)          2,310
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 13,787           2,227         169,549           2,378
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      69,833   $      33,837   $   2,310,967   $       2,378
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   ING  GET         ING GET
                                                                   U.S. CORE       U.S. CORE        ING VP          ING VP
                                                                   SERIES 2        SERIES 3       TECHNOLOGY        GROWTH
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $           -   $      31,754   $     120,765

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                              -               -            (297)         (1,011)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          -               -         (19,418)        (10,292)
   Net unrealized appreciation (depreciation) during the year                -               -           3,470         (23,361)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                        -               -         (16,245)        (34,664)

Changes from principal transactions:
   Total unit transactions                                                   -               -           7,492          (9,562)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                              -               -           7,492          (9,562)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                      -               -          (8,753)        (44,226)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                              -               -          23,001          76,539

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            (24)              -            (329)           (881)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          -               -          (1,973)        (11,268)
   Net unrealized appreciation (depreciation) during the year              154               -          13,749          34,025
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      130               -          11,447          21,876

Changes from contract transactions:
   Total unit transactions                                              20,509             207          12,847          (2,443)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         20,509             207          12,847          (2,443)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 20,639             207          24,294          19,433
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      20,639   $         207   $      47,295   $      95,972
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING VP          ING VP          ING VP          ING VP
                                                                  INDEX PLUS      INDEX PLUS      INDEX PLUS     INTERNATIONAL
                                                                   LARGECAP         MIDCAP         SMALLCAP         EQUITY
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     459,606   $      88,491   $      28,860   $      10,978

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (3,404)           (817)           (425)            (80)
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (14,024)         (2,147)           (494)         (2,402)
   Net unrealized appreciation (depreciation) during the year          (92,339)        (20,160)         (9,009)           (405)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                 (109,767)        (23,124)         (9,928)         (2,887)

Changes from principal transactions:
   Total unit transactions                                              28,621          78,894          35,647             157
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         28,621          78,894          35,647             157
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (81,146)         55,770          25,719          (2,730)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        378,460         144,261          54,579           8,248

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            144          (1,031)           (559)              3
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (12,981)         (2,145)            (56)          1,452
   Net unrealized appreciation (depreciation) during the year          110,816          52,581          21,801           1,316
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   97,979          49,405          21,186           2,771

Changes from contract transactions:
   Total unit transactions                                              26,982          40,095          18,166             914
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         26,982          40,095          18,166             914
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                124,961          89,500          39,352           3,685
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     503,421   $     233,761   $      93,931   $      11,933
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING VP          ING VP          ING VP          ING VP
                                                                     SMALL           VALUE          GROWTH       INTERNATIONAL
                                                                    COMPANY       OPPORTUNITY    OPPORTUNITIES       VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     134,200   $     118,660   $          10   $       1,529

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (741)           (727)             (1)             (5)
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (11,913)         (5,360)            (14)           (281)
   Net unrealized appreciation (depreciation) during the year          (23,960)        (33,842)            (22)         (1,267)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (36,614)        (39,929)            (37)         (1,553)

Changes from principal transactions:
   Total unit transactions                                              17,499          36,614             185          12,849
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         17,499          36,614             185          12,849
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (19,115)         (3,315)            148          11,296
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        115,085         115,345             158          12,825

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                           (998)           (277)             (6)             70
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (9,972)         (8,337)             38            (610)
   Net unrealized appreciation (depreciation) during the year           52,820          34,754             123           6,551
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   41,850          26,140             155           6,011

Changes from contract transactions:
   Total unit transactions                                              10,497          (8,309)            984          13,755
                                                                 -------------   -------------   -------------   -------------
Net increase (decrease) in assets derived from principal
   transactions                                                         10,497          (8,309)            984          13,755
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 52,347          17,831           1,139          19,766
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     167,432   $     133,176   $       1,297   $      32,591
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                                     JANUS
                                                                                    ING VP          ING VP           ASPEN
                                                                    ING VP          MIDCAP         SMALLCAP         SERIES
                                                                   MAGNACAP      OPPORTUNITIES   OPPORTUNITIES     BALANCED
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $          30   $          59   $     338,450

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                              1              (2)            (10)          5,176
   Net realized gain (loss) on investments and capital gains
      distributions                                                         (3)            (45)           (143)          3,603
   Net unrealized appreciation (depreciation) during the year              (58)            (24)           (729)        (36,599)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      (60)            (71)           (882)        (27,820)

Changes from principal transactions:
   Total unit transactions                                                 604             498           3,062          42,910
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            604             498           3,062          42,910
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                    544             427           2,180          15,090
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                            544             457           2,239         353,540

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                              1             (23)            (30)          4,325
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (41)            155            (356)          4,890
   Net unrealized appreciation (depreciation) during the year              315             495           1,518          36,186
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      275             627           1,132          45,401

Changes from contract transactions:
   Total unit transactions                                                 752           3,107           4,674         (13,847)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            752           3,107           4,674         (13,847)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  1,027           3,734           5,806          31,554
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $       1,571   $       4,191   $       8,045   $     385,094
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  JANUS ASPEN     JANUS ASPEN        JANUS        JANUS ASPEN
                                                                    SERIES          SERIES           ASPEN          SERIES
                                                                    CAPITAL        FLEXIBLE         SERIES          MID CAP
                                                                 APPRECIATION       INCOME          GROWTH          GROWTH
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $         530   $      56,744   $     305,619   $     569,410

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                             (8)          2,675          (2,624)         (4,630)
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (57)            436          (8,168)        (29,447)
   Net unrealized appreciation (depreciation) during the year             (142)          3,209         (70,336)       (125,671)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (207)          6,320         (81,128)       (159,748)

Changes from principal transactions:
   Total unit transactions                                               1,696          29,207         (25,325)        (40,478)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          1,696          29,207         (25,325)        (40,478)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  1,489          35,527        (106,453)       (200,226)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          2,019          92,271         199,166         369,184

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (22)          3,431          (2,049)         (4,273)
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (25)          2,292         (15,905)        (55,409)
   Net unrealized appreciation (depreciation) during the year              573            (960)         76,212         179,054
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      526           4,763          58,258         119,372

Changes from contract transactions:

   Total unit transactions                                                 632          (7,040)        (17,436)        (29,315)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            632          (7,040)        (17,436)        (29,315)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  1,158          (2,277)         40,822          90,057
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $       3,177   $      89,994   $     239,988   $     459,241
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  JANUS ASPEN                                     LORD ABBETT
                                                                    SERIES                        LORD ABBETT       MID-CAP
                                                                   WORLDWIDE         JANUS        GROWTH AND        VALUE -
                                                                    GROWTH          TWENTY          INCOME          CLASS A
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     783,656   $         497   $       1,226   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (1,079)             (2)             13               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                      9,133            (130)             (2)              -
   Net unrealized appreciation (depreciation) during the year         (206,185)              6            (936)              -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                 (198,131)           (126)           (925)              -

Changes from principal transactions:
   Total unit transactions                                             (72,082)             12          11,871              21
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (72,082)             12          11,871              21
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                               (270,213)           (114)         10,946              21
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        513,443             383          12,172              21

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            277              (2)             16               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (17,365)            (39)            (40)             (2)
   Net unrealized appreciation (depreciation) during the year          123,499             143           7,960               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  106,411             102           7,936              (2)

Changes from contract transactions:
   Total unit transactions                                             (83,666)             78          30,424             (19)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (83,666)             78          30,424             (19)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 22,745             180          38,360             (21)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     536,188   $         563   $      50,532   $           -
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                     LORD
                                                                    ABBETT
                                                                    MID-CAP         MFS(R)        OPPENHEIMER     OPPENHEIMER
                                                                    VALUE -          TOTAL        DEVELOPING      AGGRESSIVE
                                                                   CLASS VC         RETURN          MARKETS         GROWTH
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $         265   $      21,228   $         223   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                             16             126               7               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (44)            116            (216)              -
   Net unrealized appreciation (depreciation) during the year             (436)         (2,403)             26              (1)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (464)         (2,161)           (183)             (1)

Changes from principal transactions:
   Total unit transactions                                              10,323          20,271           1,254               4
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         10,323          20,271           1,254               4
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  9,859          18,110           1,071               3
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         10,124          39,338           1,294               3

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (52)            294             146               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                         33            (263)          1,051               -
   Net unrealized appreciation (depreciation) during the year            4,466           7,216             383               1
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    4,447           7,247           1,580               1

Changes from contract transactions:
   Total unit transactions                                              13,938          11,448           3,374               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         13,938          11,448           3,374               -
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 18,385          18,695           4,954               1
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      28,509   $      58,033   $       6,248   $           4
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  OPPENHEIMER                     OPPENHEIMER
                                                                    GLOBAL        OPPENHEIMER      STRATEGIC       PAX WORLD
                                                                  SECURITIES     MAIN STREET(R)      BOND          BALANCED
                                                                 -------------   --------------  -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      86,986         $     -   $       9,817   $       2,309

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (615)              -             733              14
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (6,640)              -            (431)           (185)
   Net unrealized appreciation (depreciation) during the year          (23,058)             (5)            555             (54)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (30,313)             (5)            857            (225)

Changes from principal transactions:
   Total unit transactions                                              60,727              33           5,988            (479)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         60,727              33           5,988            (479)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 30,414              28           6,845            (704)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        117,400              28          16,662           1,605

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (560)              -           1,110               6
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (6,014)              -             969             (35)
   Net unrealized appreciation (depreciation) during the year           67,124               7           1,931             385
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   60,550               7           4,010             356

Changes from contract transactions:
   Total unit transactions                                              73,093              (3)         11,935           1,644
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         73,093              (3)         11,935           1,644
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                133,643               4          15,945           2,000
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     251,043   $          32   $      32,607   $       3,605
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    PIONEER                         PIONEER
                                                                    EQUITY          PIONEER         MID CAP        TEMPLETON
                                                                    INCOME           FUND            VALUE          FOREIGN
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $          88   $           9   $          81   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                             35               1              (8)              -
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (39)             (9)           (102)              -
   Net unrealized appreciation (depreciation) during the year             (169)            (16)            (99)              -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (173)            (24)           (209)              -

Changes from principal transactions:
   Total unit transactions                                               3,867             447           2,271               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          3,867             447           2,271               -
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  3,694             423           2,062               -
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          3,782             432           2,143               -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            105               2             (38)             (6)
   Net realized gain (loss) on investments and capital gains
      distributions                                                         (9)             (3)             85               -
   Net unrealized appreciation (depreciation) during the year            1,446             219           1,583               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    1,542             218           1,630              (6)

Changes from contract transactions:
   Total unit transactions                                               5,367             872           7,962               6
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          5,367             872           7,962               6
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  6,909           1,090           9,592               -
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      10,691   $       1,522   $      11,735   $           -
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") was established by ING Life Insurance and Annuity Company ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

     The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     At December 31, 2003, the Account had 94 investment divisions (the "Divisions"), 37 of which invest in independently managed mutual funds and 57 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

      AIM Variable Insurance Funds:
         AIM V.I. Capital Appreciation Fund-Series I
         AIM V.I. Core Equity Fund-Series I
         AIM V.I. Growth Fund-Series I
         AIM V.I. Premier Equity Fund-Series I
      American Century(R) Income & Growth Fund-Advisor Class
      Baron Growth Fund**
      Calvert Variable Series, Inc.:
         Calvert Social Balanced Portfolio
      Evergreen Special Values Fund-Class A
      Fidelity(R) Variable Insurance Products:
         Fidelity(R) VIP ASSET MANAGER(SM) Portfolio-
            Initial Class
         Fidelity(R) VIP Contrafund(R) Portfolio-
            Initial Class
         Fidelity(R) VIP Equity-Income Portfolio-
            Initial Class
         Fidelity(R) VIP Growth Portfolio-Initial Class
         Fidelity(R) VIP High Income Portfolio-
            Initial Class
         Fidelity(R) VIP Index 500 Portfolio-
            Initial Class
         Fidelity(R) VIP Overseas Portfolio-
            Initial Class
      Franklin Templeton Variable Insurance
           Products Trust:
         Franklin Small Cap Value Securities Fund-
           Class 2
      ING GET Funds:
         ING GET Fund - Series D
         ING GET Fund - Series E
         ING GET Fund - Series G
         ING GET Fund - Series H
         ING GET Fund - Series I
         ING GET Fund - Series J
         ING GET Fund - Series K
         ING GET Fund - Series L
         ING GET Fund - Series Q
         ING GET Fund - Series S*
      ING VP Balanced Portfolios, Inc. - Class R
      ING VP Bond Portfolio-Class R
      ING VP Emerging Markets Fund
      ING VP Money Market Portfolio-Class R
      ING VP Natural Resources Trust
      ING Investors Trust:
         ING MFS Total Return Portfolio - Service**
         ING T. Rowe Price Equity Income -
           Service**
      ING Partners, Inc.:
          ING DSI Enhanced Index Portfolio-Service
            Class*
         ING Alger Aggressive Growth
             Portfolio-Initial Class*
         ING Alger Aggressive Growth
            Portfolio-Service Class*
         ING Alger Growth Portfolio-Service Class
          ING American Century Small Cap Value
            Portfolio-Service Class*
         ING Baron Small Cap Growth
            Portfolio-Service Class*
         ING Goldman Sachs(R) Capital Growth
            Portfolio-Service Class*
         ING JPMorgan Fleming International
           Portfolio-Initial Class
         ING JPMorgan Mid Cap Value
           Portfolio-Service Class*
         ING MFS Capital Opportunities
           Portfolio-Initial Class
         ING MFS Global Growth Portfolio-Service
           Class*
         ING MFS Research Equity Portfolio-Initial
           Class
         ING OpCap Balanced Value
           Portfolio-Service Class*
         ING PIMCO Total Return Portfolio-Service
           Class*
         ING Salomon Brothers Aggressive Growth
           Portfolio-Initial Class

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

      ING Partners, Inc. (continued):
         ING Salomon Brothers Fundamental Value
           Portfolio-Service Class*
         ING Salomon Brothers Investors Value Portfolio-
           Service Class*
         ING T. Rowe Price Growth Equity Portfolio-
           Initial Class
         ING UBS Tactical Asset Allocation
           Portfolio-Service Class*
         ING Van Kampen Comstock Portfolio-
           Service Class*
      ING Strategic Allocation Portfolios, Inc.:
         ING VP Strategic Allocation Balanced
           Portfolio-Class R
         ING VP Strategic Allocation Growth
           Portfolio-Class R
         ING VP Strategic Allocation Income
              Portfolio-Class R
      ING Variable Funds:
         ING VP Growth and Income Portfolio-Class R
      ING Variable Insurance Trust:
         ING GET US Core Portfolio - Series 1**
         ING GET US Core Portfolio - Series 2**
         ING GET US Core Portfolio - Series 3**
      ING Variable Portfolios, Inc.:
         ING VP Technology Portfolio-Class R
         ING VP Growth Portfolio-Class R
         ING VP Index Plus LargeCap Portfolio-
           Class R
         ING VP Index Plus MidCap Portfolio-
           Class R
         ING VP Index Plus SmallCap Portfolio-
           Class R
         ING VP International Equity Portfolio-
           Class R
         ING VP Small Company Portfolio-
           Class R
         ING VP Value Opportunity Portfolio-
           Class R
      ING Variable Products Trust:
         ING VP Growth Opportunities Portfolio-
           Class R
         ING VP International Value Portfolio-
           Class R
         ING VP MagnaCap Portfolio-
           Class R*
         ING VP MidCap Opportunities
           Portfolio-Class R
         ING VP SmallCap Opportunities
           Portfolio-Class R
      Janus Aspen Series:
         Janus Aspen Balanced Portfolio-
           Institutional Shares
         Janus Aspen Capital Appreciation
            Portfolio-Service Shares
         Janus Aspen Flexible Income
            Portfolio-Institutional Shares
         Janus Aspen Growth
           Portfolio-Institutional Shares
         Janus Aspen Mid Cap Growth
           Portfolio-Institutional Shares
         Janus Aspen Worldwide Growth
           Portfolio-Institutional Shares
      Janus Twenty Fund
      Lord Abbett Series Fund, Inc.:
         Lord Abbett Growth and Income Portfolio -
           Class VC
         Lord Abbett Mid-Cap Value Portfolio-
           Class VC
      MFS(R) Variable Insurance Trust(SM):
           MFS(R) Total Return Series-Initial Class
      Oppenheimer Developing Markets Fund -
         Class A
      Oppenheimer Variable Account Funds:
         Oppenheimer Aggressive Growth
           Fund/VA*
         Oppenheimer Global Securities Fund/VA
         Oppenheimer Main Street(R) Fund/VA*
         Oppenheimer Strategic Bond Fund/VA
      Pax World Balanced Fund, Inc.
      Pioneer Variable Contracts Trust:
         Pioneer Equity Income VCT Portfolio-
           Class I
         Pioneer Fund VCT Portfolio-Class I
         Pioneer Mid Cap Value VCT Portfolio-
           Class I

      *      Investment Division added in 2002
      **     Investment Division added in 2003

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     The following Divisions were closed to Contractowners during 2003:

     Baron Growth Fund
     Chapman DEM(R) Equity Fund-Institutional Shares
     Templeton Foreign Fund, Inc.- Class A

     At December 21, 2003, the following Divisions were available, but did not have investments:

     AIM Growth Series:
        AIM Mid Cap Core Equity Fund - Class A
     AllianceBernstein Growth and Income Fund - Class A
     American Balance Fund(R) - Class R-3
     Ariel Appreciation Fund
     Ariel Fund
     Baron Asset Fund
     Euro Pacific Growth Fund(R) - Class R-3
     Fidelity(R) Advisor Mid Cap Fund - Class T
     Franklin Mutual Series Fund, Inc.:
        Franklin Mutual Discovery Fund - Class R
     Franklin Strategic Series:
        Franklin Small-Mid Cap Growth Fund - Class A
     The Growth Fund of America(R) - Class A
     The Growth Fund of America(R) - Class R-3
     ING Equity Trust:
        ING Financial Services Fund - Class A
        ING LargeCap Growth Fund - Class A
        ING Real Estate Fund - Class A
     ING Funds Trust:
        ING GNMA Income Fund - Class A
        ING Intermediate Bond Fund - Class A
     ING Mutual Funds:
        ING International Fund - Class Q
        ING International Small Cap Growth Fund - Class A
     ING Partners, Inc.:
        ING JPMorgan Fleming International Portfolio -
           Service Class
        ING Salomon Brothers Aggressive Growth Portfolio -
           Service Class
        ING T. Rowe Price Growth Equity Portfolio - Service
           Class

     INVESCO Health Science Fund - Investors Class
     The Income Fund of America(R) - Class R-3
     Janus Adviser Series:
        Janus Adviser Balanced Fund - Class I
        Janus Adviser Flexible Income Fund - Class I
     Legg Mason Value Trust, Inc. - Primary Class
     Lord Abbett Affiliated Fund - Class A
     Lord Abbett Series Fund, Inc.:
        Lord Abbett Mid-Cap Value Portfolio - Class A
        Lord Abbett Small Cap Value Fund - Class A
     Massachusetts Investors Growth Stock Fund - Class A
     New Perspective Fund(R) - Class R-3
     Oppenheimer Capital Appreciation Fund
     Oppenheimer Global Fund - Class A
     Oppenheimer Main Street(R) Fund - Class A
     PIMCO NFJ Small-Cap Value Fund - Class A
     Pioneer Equity-Income VCT Portfolio - Class A
     Pioneer Fund - Class A
     Pioneer High Yield Fund - Class A
     Scudder Equity 500 Index Fund - Investment Class
     T. Rowe Price Mid-Cap Value Fund - Class R
     Templeton Growth Fund, Inc. - Class A
     UBS U.S. Small Cap Growth Fund - Class A
     Washington Mutual Investors Fund(SM) - Class R-3

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     The names of certain Divisions were changed during 2003. The following is a summary of current and former names for those Divisions:

                        CURRENT NAME                                     FORMER NAME
     -----------------------------------------------    -----------------------------------------------
     Fidelity(R) Variable Insurance Products:           Fidelity(R) Variable Insurance Products II:
           Fidelity(R) VIP ASSET MANAGER(SM)                Fidelity(R) VIP II ASSET MANAGER(SM)
           Fidelity(R) VIP Contrafund(R)                    Fidelity(R) VIP II Contrafund(R)
           Fidelity(R) VIP Index 500                        Fidelity(R) VIP II Index 500
     ING Partners, Inc.:                                ING Partners, Inc.:
           ING MFS Research Equity                         ING MFS Research
           ING Salomon Brothers Fundamental Value          ING Salomon Brothers Capital
     Janus Aspen Series:                                Janus Aspen Series:
           Janus Aspen Mid Cap Growth                      Janus Aspen Aggressive Growth
     Oppenheimer Variable Account Funds:                Oppenheimer Variable Account Funds:
           Oppenheimer Main Street(R)                      Oppenheimer Main Street(R) Growth & Income

     During 2003, the Champman DEM(R) Equity Fund - Institutional Shares and Lord Abbett Mid-Cap Value Fund - Class A were closed to Contractowners.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies of the
     Account:

     USE OF ESTIMATES

     The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     INVESTMENTS

     Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

     FEDERAL INCOME TAXES

     Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

     VARIABLE ANNUITY RESERVES

     Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND FEES

     Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

     MORTALITY AND EXPENSE RISK CHARGES

     ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

     ADMINISTRATIVE CHARGES

     A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract, for administrative charges related to the Account.

     CONTRACT MAINTENANCE CHARGES

     For certain Contracts, an annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

     CONTINGENT DEFERRED SALES CHARGES

     For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

     PREMIUM TAXES

     For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

4.   RELATED PARTY TRANSACTIONS

     During the year ended December 31, 2003, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING VP Bond Portfolio, ING VP Money Market Portfolio, ING VP Balanced Portfolios, Inc., ING Variable Portfolios, Inc., ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, ING VP Growth and Income Portfolio, ING Strategic Allocation Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENT SECURITIES

     The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                   YEAR ENDED DECEMBER 31
                                                               2003                      2002
                                                     -----------------------   -----------------------
                                                      PURCHASES      SALES      PURCHASES      SALES
                                                     -----------   ---------   -----------   ---------
                                                                    (DOLLARS IN THOUSANDS)
     AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                $     3,360   $   2,720   $     4,305   $   3,212
        AIM V.I. Core Equity                               3,229       3,479         4,639       7,235
        AIM V.I. Growth                                    3,261       1,503         4,032       3,078
        AIM V.I. Premier Equity                            2,727       1,780         5,382       4,492
     American Century(R) Income & Growth                   1,932       1,032         1,593         843
     Baron Growth                                            130         129             -           -
     Calvert Variable Series, Inc.:
        Calvert Social Balanced                            6,802       4,502         5,053       5,018
     Chapman DEM(R) Equity                                     2          53         1,891       1,886
     Evergreen Special Values                              5,901       2,000         8,955       2,195
     Fidelity(R) Variable Insurance Products:
        Fidelity(R) VIP ASSET MANAGER(SM)                  2,606       1,719         2,132       2,720
        Fidelity(R) VIP Contrafund(R)                     82,727      16,424        65,465      17,163
        Fidelity(R) VIP Equity-Income                     47,066      14,323        62,848      17,196
        Fidelity(R) VIP Growth                            35,922      23,493        35,080      22,830
        Fidelity(R) VIP High Income                       33,252      30,625        10,447       9,409
        Fidelity(R) VIP Index 500                         17,461       9,452        12,610      12,891
        Fidelity(R) VIP Overseas                         395,384     388,671       281,455     280,916
     Franklin Templeton Variable Insurance                                               -           -
        Products Trust:
        Franklin Small Cap Value Securities               16,848      12,347        11,106       1,680
     The Growth Fund of America(R) - Class A                 377         385             -           -
     ING GET Funds:
        ING GET Fund - Series D                            9,899      86,343        11,539      56,298
        ING GET Fund - Series E                            5,190      28,667         5,420      19,105
        ING GET Fund - Series G                            1,243       6,668         1,767       6,055
        ING GET Fund - Series H                            1,175       5,706         1,130       3,900
        ING GET Fund - Series I                               93         187            45         127
        ING GET Fund - Series J                               69          74            13           9
        ING GET Fund - Series K                              128         424            59         346
        ING GET Fund - Series L                               42         177             1         148
        ING GET Fund - Series Q                                -         889         1,722         348
        ING GET Fund - Series S                               84      16,041        47,018         713
     ING VP Balanced                                      37,020      69,628        17,169     102,630
     ING VP Bond                                          33,833     102,976        84,342      53,732
     ING VP Emerging Markets                              70,319      69,829        47,683      47,805
     ING VP Money Market                               1,131,288   1,239,896     1,389,100   1,386,608
     ING VP Natural Resources                              5,744       6,927         4,360       4,778

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                   YEAR ENDED DECEMBER 31
                                                               2003                      2002
                                                     -----------------------   -----------------------
                                                      PURCHASES      SALES      PURCHASES      SALES
                                                     -----------   ---------   -----------   ---------
                                                                   (DOLLARS IN THOUSANDS)
     ING Investors Trust:
        ING MFS Total Return                         $     7,972   $      85   $         -   $       -
        ING T. Rowe Price Equity Income                    2,306         353             -           -
     ING Partners, Inc.:
        ING DSI Enhanced Index                               684         111           188          55
        ING Alger Aggressive Growth - Initial Class          111         101             -           -
        ING Alger Aggressive Growth - Service Class        9,052       1,688         1,108         130
        ING Alger Growth                                   2,164         521           286          14
        ING American Century Small Cap Value               3,972         503         3,070       1,086
        ING Baron Small Cap Growth                        10,703       1,140         4,072         754
        ING Goldman Sachs(R) Capital Growth                  588         230           497         132
        ING JPMorgan Fleming International               682,940     697,566       877,752     896,772
        ING JPMorgan Mid Cap Value                         3,093         684         1,323         286
        ING MFS Capital Opportunities                      7,070      18,461         7,581      31,352
        ING MFS Global Growth                              1,857         980           525         312
        ING MFS Research Equity                            5,467      17,682         3,898      19,904
        ING OpCap Balanced  Value                          8,320         413           620         120
        ING PIMCO Total Return                            35,648      20,611        17,098       1,052
        ING Salomon Brothers Aggressive Growth            24,087      25,896        10,302      35,081
        ING Salomon Brothers Fundamental Value            11,986       3,925           445         188
        ING Salomon Brother Investors Value                3,359         574           726          58
        ING T. Rowe Price Growth Equity                   34,215      11,462        17,850      17,806
        ING UBS Tactical Asset Allocation                    808         529           740         250
        ING Van Kampen Comstock                           20,406         485         8,601          36
     ING Strategic Allocation Portfolios, Inc.:
        ING VP Strategic Allocation Balanced               6,498       4,463         4,620       7,022
        ING VP Strategic Allocation Growth                 5,494       4,688         5,098       5,763
        ING VP Strategic Allocation Income                 4,504       5,584         5,482       8,179
     ING Variable Funds:
        ING VP Growth and Income                          14,919     348,130        28,885     470,112
     ING Variable Insurance Trust:
        ING GET US Core - Series 1                         2,371          72             -           -
        ING GET US Core - Series 2                        20,499          14             -           -
        ING GET US Core - Series 3                           207           -             -           -
     ING Variable Portfolios, Inc.:
        ING VP Technology                                 33,815      21,297        32,390      25,195
        ING VP Growth                                      9,981      13,305         7,859      18,432
        ING VP Index Plus LargeCap                        61,327      34,201        56,456      31,240
        ING VP Index Plus MidCap                          52,770      13,706        88,754      10,667
        ING VP Index Plus SmallCap                        33,506      15,899        47,752      11,943

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                   YEAR ENDED DECEMBER 31
                                                               2003                      2002
                                                     -----------------------   -----------------------
                                                      PURCHASES      SALES      PURCHASES      SALES
                                                     -----------   ---------   -----------   ---------
                                                                    (DOLLARS IN THOUSANDS)
     ING Variable Portfolios, Inc. (continued):
        ING VP International Equity                  $    27,126   $  26,209   $    25,699   $  25,622
        ING VP Small Company                              81,863      72,364       115,601      98,843
        ING VP Value Opportunity                          10,678      19,264        45,669       9,782
     ING Variable Products Trust:
        ING VP Growth Opportunities                        1,325         347           262          77
        ING VP International Value                        17,423       3,598        15,013       2,169
        ING VP MagnaCap                                      958         205           612           7
        ING VP MidCap Opportunties                         4,145       1,061           737         241
        ING VP SmallCap Opportunities                      5,880       1,236         3,521         469
     Janus Aspen Series:
        Janus Aspen Balanced                              40,324      49,846        65,771      17,686
        Janus Aspen Capital Appreciation                   1,344         734         2,131         443
        Janus Aspen Flexible Income                       27,330      30,939        48,621      16,738
        Janus Aspen Growth                                11,473      30,958        12,205      40,153
        Janus Aspen Mid Cap Growth                        26,548      60,136        35,945      81,054
        Janus Aspen Worldwide Growth                      31,915     115,304        39,362     112,523
     Janus Twenty                                            141          65           179         168
     Lord Abbett Series Fund, Inc.:
        Lord Abbett Growth and Income                     30,750         310        12,116         230
        Lord Abbett Mid-Cap Value - Class A                   93         112            21           -
        Lord Abbett Mid-Cap Value - Class VC              17,073       2,921        10,914         575
     MFS(R) Variable Insurance Trust(SM):
        MFS(R) Total Return                               15,279       3,537        23,543       2,786
     Oppenheimer Developing Markets                       24,991      21,471         7,273       6,012
     Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth                          1           1             5           1
        Oppenheimer Global Securities                     82,514       9,981        70,668      10,556
        Oppenheimer Main Street(R)                             -           3            36           3
        Oppenheimer Strategic Bond                        37,158      24,113        13,925       7,204
     Pax World Balanced                                    1,863         213           685       1,150
     Pioneer Variable Contracts Trust:
        Pioneer Equity Income                              7,522       2,050         4,146         244
        Pioneer Fund                                         990         116           514          66
        Pioneer Mid Cap Value                              9,551       1,627         2,985         689
     Templeton Foreign                                        60          60             -           -

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

6.   CHANGES IN UNITS

     The changes in units outstanding were as follows:

                                                                            YEAR ENDED DECEMBER 31
                                                                          2003                2002
                                                                    ----------------    ----------------
                                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                                       (REDEEMED)          (REDEEMED)
                                                                    ----------------    ----------------
     AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                                        121,881             169,039
        AIM V.I. Core Equity                                                 (30,959)           (343,354)
        AIM V.I. Growth                                                      420,791             189,557
        AIM V.I. Premier Equity                                              179,709              94,922
     American Century(R) Income & Growth                                     112,975              97,487
     Baron Growth                                                                 22                   -
     Calvert Variable Series, Inc.:
        Calvert Social Balanced                                              147,970              (8,328)
     Chapman DEM(R) Equity                                                         -              (2,573)
     Evergreen Special Values                                                299,098             502,950
     Fidelity(R) Variable Insurance Products:
        Fidelity(R) VIP ASSET MANAGER(SM)                                     24,732             (84,867)
        Fidelity(R) VIP Contrafund(R)                                      4,004,285           3,125,242
        Fidelity(R) VIP Equity-Income                                      2,232,358           2,601,117
        Fidelity(R) VIP Growth                                             1,287,068           1,083,971
        Fidelity(R) VIP High Income                                          337,345             118,575
        Fidelity(R) VIP Index 500                                            402,973             (76,688)
        Fidelity(R) VIP Overseas                                             789,491             412,766
     Franklin Templeton Variable Insurance Products Trust:
        Franklin Small Cap Value Securities                                  452,082             847,140
     ING GET Funds:
        ING GET Fund - Series D                                           (7,959,655)         (5,119,012)
        ING GET Fund - Series E                                           (2,482,898)         (1,630,786)
        ING GET Fund - Series G                                             (594,633)           (504,253)
        ING GET Fund - Series H                                             (485,782)           (327,405)
        ING GET Fund - Series I                                              (11,016)            (10,456)
        ING GET Fund - Series J                                               (1,059)               (247)
        ING GET Fund - Series K                                              (32,282)            (31,737)
        ING GET Fund - Series L                                              (15,766)            (13,498)
        ING GET Fund - Series Q                                              (80,054)            133,484
        ING GET Fund - Series S                                           (1,517,841)          4,623,710
     ING VP Balanced                                                      (1,112,753)         (4,288,778)
     ING VP Bond                                                          (3,323,438)            895,292
     ING VP Emerging Markets                                                 102,010              11,496
     ING VP Money Market                                                  (6,220,704)           (514,318)
     ING VP Natural Resources                                                (81,853)            (38,669)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                            YEAR ENDED DECEMBER 31
                                                                          2003                2002
                                                                    ----------------    ----------------
                                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                                       (REDEEMED)          (REDEEMED)
                                                                    ----------------    ----------------
     ING Investors Trust:
        ING MFS Total Return                                                 700,937                   -
        ING T. Rowe Price Equity Income                                      165,547                   -
     ING Partners, Inc.:
        ING DSI Enhanced Index                                                81,415              19,200
        ING Alger Aggressive Growth - Initial Class                            1,154                   -
        ING Alger Aggressive Growth - Service Class                        1,121,316             165,744
        ING Alger Growth                                                     214,030              38,880
        ING American Century Small Cap Value                                 355,593             226,876
        ING Baron Small Cap Growth                                           940,630             372,442
        ING Goldman Sachs(R) Capital Growth                                   40,099              42,741
        ING JPMorgan Fleming International                                  (560,840)           (721,355)
        ING JPMorgan Mid Cap Value                                           225,796             113,165
        ING MFS Capital Opportunities                                       (537,394)         (1,173,796)
        ING MFS Global Growth                                                 94,892              24,287
        ING MFS Research Equity                                             (918,451)         (1,288,144)
        ING OpCap Balanced Value                                             692,988              59,218
        ING PIMCO Total Return                                             1,327,641           1,517,719
        ING Salomon Brothers Aggressive Growth                               328,935          (2,326,937)
        ING Salomon Brothers Fundamental Value                               554,916              22,856
        ING Salomon Brother Investors Value                                  253,762              67,275
        ING T. Rowe Price Growth Equity                                    1,554,224              63,416
        ING UBS Tactical Asset Allocation                                      7,611              42,475
        ING Van Kampen Comstock                                            1,967,779             982,853
     ING Strategic Allocation Portfolios, Inc.:
        ING VP Strategic Allocation Balanced                                 108,957            (237,027)
        ING VP Strategic Allocation Growth                                    98,672             (78,417)
        ING VP Strategic Allocation Income                                  (108,451)           (253,276)
     ING Variable Funds:
        ING VP Growth and Income                                         (17,517,346)           (790,096)
     ING Variable Insurance Trust:
        ING GET US Core - Series 1                                           231,302                   -
        ING GET US Core - Series 2                                         2,055,233                   -
        ING GET US Core - Series 3                                            20,674                   -
     ING Variable Portfolios, Inc.:
        ING VP Technology                                                  3,763,655           1,759,349
        ING VP Growth                                                       (183,843)        (22,806,058)
        ING VP Index Plus LargeCap                                         2,013,333           1,834,250
        ING VP Index Plus MidCap                                           2,691,961           5,293,258
        ING VP Index Plus SmallCap                                         1,631,088           3,221,273
        ING VP International Equity                                          135,837              46,227
        ING VP Small Company                                                 617,906           1,138,936
        ING VP Value Opportunity                                            (669,895)          2,310,707

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                            YEAR ENDED DECEMBER 31
                                                                          2003                2002
                                                                    ----------------    ----------------
                                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                                       (REDEEMED)          (REDEEMED)
                                                                    ----------------    ----------------
     ING Variable Products Trust:
        ING VP Growth Opportunities                                          137,247              25,196
        ING VP International Value                                         1,554,185           1,442,929
        ING VP MagnaCap                                                       97,929              79,533
        ING VP MidCap Opportunties                                           381,501              62,747
        ING VP SmallCap Opportunities                                        723,325             439,781
     Janus Aspen Series:
        Janus Aspen Balanced                                                (516,201)          2,716,798
        Janus Aspen Capital Appreciation                                      96,747             254,156
        Janus Aspen Flexible Income                                         (357,321)          1,849,774
        Janus Aspen Growth                                                (1,192,449)     (1,714,452,627)
        Janus Aspen Mid Cap Growth                                        (1,685,384)         (2,767,545)
        Janus Aspen Worldwide Growth                                      (5,189,406)         (4,136,407)
     Janus Twenty                                                             18,414               2,274
     Lord Abbett Series Fund, Inc.:
        Lord Abbett Growth and Income                                      3,406,125           1,418,813
        Lord Abbett Mid-Cap Value - Class A                                        -               2,255
        Lord Abbett Mid-Cap Value - Class VC                               1,521,794           1,184,575
     MFS(R) Variable Insurance Trust(SM):
        MFS(R) Total Return                                                  970,674           1,699,997
     Oppenheimer Developing Markets                                          283,558             120,880
     Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth                                              -                   -
        Oppenheimer Global Securities                                      5,451,438           4,562,324
        Oppenheimer Main Street(R)                                                 -                   -
        Oppenheimer Strategic Bond                                           996,074             550,284
     Pax World Balanced                                                      182,421             (58,236)
     Pioneer Variable Contracts Trust:
        Pioneer Equity Income                                                624,038             462,635
        Pioneer Fund                                                         107,358              56,238
        Pioneer Mid Cap Value                                                738,490             236,696

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

7.   UNIT SUMMARY

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AIM V.I. CAPITAL APPRECIATION
        Contracts in accumulation period:
            Qualified III                                  532.095   $     8.88   $          4,725
            Qualified VI                             1,061,604.680         8.76          9,299,657
            Qualified VIII                               1,716.667         8.76             15,038
            Qualified X (1.15)                           5,848.750         8.80             51,469
            Qualified X (1.25)                          85,636.644         8.76            750,177
            Qualified XII (0.05)                        22,414.811         8.98            201,285
            Qualified XII (0.15)                         4,486.869         9.90             44,420
            Qualified XII (0.25)                        27,214.379         9.18            249,828
            Qualified XII (0.35)                        22,409.300         9.14            204,821
            Qualified XII (0.45)                         2,225.055         9.10             20,248
            Qualified XII (0.55)                        12,055.359         9.05            109,101
            Qualified XII (0.60)                        16,905.759         9.03            152,659
            Qualified XII (0.65)                         5,328.413         9.01             48,009
            Qualified XII (0.70)                        37,537.709         8.99            337,464
            Qualified XII (0.75)                        20,975.251         8.97            188,148
            Qualified XII (0.80)                       160,001.788         8.95          1,432,016
            Qualified XII (0.85)                       101,589.026         8.93            907,190
            Qualified XII (0.90)                         3,991.021         8.91             35,560
            Qualified XII (0.95)                        91,829.055         8.88            815,442
            Qualified XII (1.00)                       245,970.654         8.86          2,179,300
            Qualified XII (1.05)                        17,248.303         8.84            152,475
            Qualified XII (1.10)                        19,873.696         8.82            175,286
            Qualified XII (1.15)                         6,641.250         8.80             58,443
            Qualified XII (1.20)                        21,903.303         8.78            192,311
            Qualified XII (1.25)                        23,113.699         8.76            202,476
            Qualified XII (1.30)                         3,132.380         8.74             27,377
            Qualified XII (1.35)                         3,007.110         8.72             26,222
            Qualified XII (1.40)                        12,365.747         8.70            107,582
            Qualified XII (1.50)                         7,894.804         8.66             68,369
            Qualified XV                                 4,770.316         8.86             42,265
            Qualified XVI                               21,151.732         8.66            183,174
            Qualified XVII                                 817.466         8.76              7,161
            Qualified XVIII                              6,130.023         8.76             53,699
            Qualified XXI                               10,286.547         8.92             91,756
            Qualified XXIV                              83,843.146         8.90            746,204
            Qualified XXV                               17,452.696         8.90            155,329
            Qualified XXVI                               4,297.066         8.86             38,072
            Qualified XXVII                            213,321.572         5.47          1,166,869
            Qualified XXXII                              1,939.219        10.25             19,877
                                                   ---------------                ----------------
                                                     2,409,463.360                $     20,561,504
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AIM V.I. CORE EQUITY
        Contracts in accumulation period:
            Qualified VI                             2,531,856.088   $     7.72   $     19,545,929
            Qualified VIII                                 727.626         7.71              5,610
            Qualified X (1.15)                           1,241.290         7.75              9,620
            Qualified X (1.25)                         177,651.684         7.72          1,371,471
            Qualified XII (0.05)                        25,910.872         7.91            204,955
            Qualified XII (0.15)                         2,140.116        10.32             22,086
            Qualified XII (0.25)                        66,733.498         8.09            539,874
            Qualified XII (0.35)                        23,186.584         8.05            186,652
            Qualified XII (0.45)                         9,808.988         8.01             78,570
            Qualified XII (0.55)                        42,325.564         7.98            337,758
            Qualified XII (0.60)                        73,389.196         7.96            584,178
            Qualified XII (0.65)                         3,382.494         7.94             26,857
            Qualified XII (0.70)                        54,465.783         7.92            431,369
            Qualified XII (0.75)                        54,338.101         7.90            429,271
            Qualified XII (0.80)                       421,225.127         7.88          3,319,254
            Qualified XII (0.85)                       149,090.331         7.86          1,171,850
            Qualified XII (0.90)                         1,757.834         7.85             13,799
            Qualified XII (0.95)                       151,077.140         7.83          1,182,934
            Qualified XII (1.00)                       932,379.386         7.81          7,281,883
            Qualified XII (1.05)                        73,241.848         7.79            570,554
            Qualified XII (1.10)                        35,061.777         7.77            272,430
            Qualified XII (1.15)                        35,069.936         7.75            271,792
            Qualified XII (1.20)                        54,657.623         7.74            423,050
            Qualified XII (1.25)                        36,256.736         7.72            279,902
            Qualified XII (1.30)                         6,389.221         7.70             49,197
            Qualified XII (1.35)                         3,571.224         7.68             27,427
            Qualified XII (1.40)                        22,662.402         7.66            173,594
            Qualified XII (1.45)                         2,679.477         7.65             20,498
            Qualified XII (1.50)                         6,077.981         7.63             46,375
            Qualified XV                                 5,704.225         7.81             44,550
            Qualified XVI                               39,055.570         7.63            297,994
            Qualified XVII                               6,715.026         7.72             51,840
            Qualified XVIII                              9,960.492         7.72             76,895
            Qualified XXI                                5,119.720         7.86             40,241
            Qualified XXIV                              52,534.056         7.84            411,867
            Qualified XXV                               21,935.459         7.84            171,974
            Qualified XXVI                              22,411.139         7.81            175,031
            Qualified XXVII                            378,273.539         6.16          2,330,165
            Qualified XXXII                              4,157.281        10.37             43,111
                                                   ---------------                ----------------
                                                     5,544,222.434                $     42,522,407
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AIM V.I. GROWTH
        Contracts in accumulation period:
            Qualified III                                2,197.711   $     5.68   $         12,483
            Qualified VI                             1,388,622.122         5.47          7,595,763
            Qualified X (1.15)                           1,095.810         5.49              6,016
            Qualified X (1.25)                         117,002.376         5.47            640,003
            Qualified XII (0.05)                         7,737.011         5.62             43,482
            Qualified XII (0.15)                         1,828.256         8.60             15,723
            Qualified XII (0.25)                        29,956.371         5.73            171,650
            Qualified XII (0.35)                        17,087.193         5.70             97,397
            Qualified XII (0.45)                           288.029         5.68              1,636
            Qualified XII (0.55)                        19,240.708         5.65            108,710
            Qualified XII (0.60)                        17,757.092         5.64            100,150
            Qualified XII (0.65)                         7,603.382         5.62             42,731
            Qualified XII (0.70)                        51,288.949         5.61            287,731
            Qualified XII (0.75)                        36,736.428         5.60            205,724
            Qualified XII (0.80)                       312,002.867         5.58          1,740,976
            Qualified XII (0.85)                       118,546.859         5.57            660,306
            Qualified XII (0.90)                         8,878.957         5.56             49,367
            Qualified XII (0.95)                       107,652.165         5.54            596,393
            Qualified XII (1.00)                       330,345.208         5.53          1,826,809
            Qualified XII (1.05)                        32,898.369         5.52            181,599
            Qualified XII (1.10)                        24,025.408         5.51            132,380
            Qualified XII (1.15)                         8,684.153         5.49             47,676
            Qualified XII (1.20)                        66,502.920         5.48            364,436
            Qualified XII (1.25)                        35,694.516         5.47            195,249
            Qualified XII (1.30)                         1,069.174         5.45              5,827
            Qualified XII (1.35)                         2,359.559         5.44             12,836
            Qualified XII (1.40)                        28,200.922         5.43            153,131
            Qualified XII (1.45)                            26.014         5.42                141
            Qualified XII (1.50)                         3,622.963         5.40             19,564
            Qualified XV                                 7,171.893         5.55             39,804
            Qualified XVI                               45,020.556         5.40            243,111
            Qualified XVII                               8,544.059         5.47             46,736
            Qualified XVIII                              2,873.309         5.47             15,717
            Qualified XXI                               11,427.371         5.59             63,879
            Qualified XXIV                              50,868.525         5.56            282,829
            Qualified XXV                               12,573.021         5.56             69,906
            Qualified XXVI                              13,662.388         5.53             75,553
            Qualified XXVII                            209,074.999         4.16            869,752
            Qualified XXXII                              3,056.135        10.35             31,631
                                                   ---------------                ----------------
                                                     3,143,223.748                $     17,054,807
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                                      EXTENDED
                   DIVISION/CONTRACT                    UNITS        UNIT VALUE        VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AIM V.I. PREMIER EQUITY
        Currently payable annuity contracts:                                      $          4,275
        Contracts in accumulation period:
            Qualified III                                  350.548   $     7.30              2,559
            Qualified VI                             1,091,484.690         7.12          7,771,371
            Qualified VIII                                   4.635         7.12                 33
            Qualified X (1.15)                           8,615.363         7.16             61,686
            Qualified X (1.25)                          99,512.921         7.12            708,532
            Qualified XII (0.05)                        13,890.959         7.30            101,404
            Qualified XII (0.15)                         2,158.891         8.66             18,696
            Qualified XII (0.25)                        15,324.899         7.47            114,477
            Qualified XII (0.35)                        16,527.995         7.43            122,803
            Qualified XII (0.45)                       159,311.621         7.40          1,178,906
            Qualified XII (0.55)                        33,639.130         7.36            247,584
            Qualified XII (0.60)                        21,664.898         7.35            159,237
            Qualified XII (0.65)                         7,447.203         7.33             54,588
            Qualified XII (0.70)                       122,353.625         7.31            894,405
            Qualified XII (0.75)                        35,978.326         7.29            262,282
            Qualified XII (0.80)                       276,002.748         7.28          2,009,300
            Qualified XII (0.85)                        70,672.039         7.26            513,079
            Qualified XII (0.90)                         8,159.254         7.24             59,073
            Qualified XII (0.95)                       144,962.241         7.23          1,048,077
            Qualified XII (1.00)                       280,705.410         7.21          2,023,886
            Qualified XII (1.05)                        32,240.751         7.19            231,811
            Qualified XII (1.10)                        21,956.546         7.18            157,648
            Qualified XII (1.15)                        11,993.156         7.16             85,871
            Qualified XII (1.20)                        32,684.593         7.14            233,368
            Qualified XII (1.25)                        34,316.152         7.12            244,331
            Qualified XII (1.30)                         2,612.095         7.11             18,572
            Qualified XII (1.35)                         8,892.524         7.09             63,048
            Qualified XII (1.40)                        13,707.355         7.07             96,911
            Qualified XII (1.50)                         3,090.767         7.04             21,759
            Qualified XV                                 4,613.055         7.20             33,214
            Qualified XVI                               21,807.954         7.04            153,528
            Qualified XVII                              22,161.992         7.13            158,015
            Qualified XVIII                              2,870.547         7.13             20,467
            Qualified XXI                                3,960.413         7.25             28,713
            Qualified XXIV                              83,508.840         7.24            604,604
            Qualified XXV                                9,243.370         7.24             66,922
            Qualified XXVI                               2,560.749         7.21             18,463
            Qualified XXVII                            234,999.674         6.15          1,445,248
            Qualified XXXII                                227.977        10.33              2,355
                                                   ---------------                ----------------
                                                     2,956,215.906                $     21,041,101
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AMERICAN CENTURY(R) INCOME & GROWTH
        Contracts in accumulation period:
            Qualified XII
            (1.10)                                       2,250.577   $    27.72   $         62,386
            Qualified XXVII                            270,115.796         8.99          2,428,341
                                                   ---------------                ----------------
                                                       272,366.373                $      2,490,727
                                                   ===============                ================

        BARON GROWTH
        Contracts in accumulation period:
            Qualified XI                                    21.999   $    12.91   $            284
                                                   ---------------                ----------------
                                                            21.999                $            284
                                                   ===============                ================

        CALVERT SOCIAL BALANCED
        Contracts in accumulation period:
            Qualified III                                  686.743   $    27.08   $         18,597
            Qualified V                                    282.720        20.66              5,841
            Qualified VI                               937,301.421        20.41         19,130,322
            Qualified VIII                               5,692.769        18.53            105,487
            Qualified X (1.15)                           4,603.042        10.52             48,424
            Qualified X (1.25)                          53,828.872        10.46            563,050
            Qualified XII (0.05)                         2,665.530        21.12             56,296
            Qualified XII (0.15)                         7,123.301        10.30             73,370
            Qualified XII (0.25)                        76,499.911        11.23            859,094
            Qualified XII (0.35)                        90,708.774        11.17          1,013,217
            Qualified XII (0.40)                        65,250.289        15.57          1,015,947
            Qualified XII (0.45)                        20,774.077        11.11            230,800
            Qualified XII (0.55)                        10,935.837        11.05            120,841
            Qualified XII (0.60)                        12,991.652        11.02            143,168
            Qualified XII (0.65)                         8,298.089        10.99             91,196
            Qualified XII (0.70)                        58,482.648        10.95            640,385
            Qualified XII (0.75)                        93,435.989        10.92          1,020,321
            Qualified XII (0.80)                       198,552.223        11.47          2,277,394
            Qualified XII (0.85)                       211,315.869        15.25          3,222,567
            Qualified XII (0.90)                         9,574.470        11.32            108,383
            Qualified XII (0.95)                        81,000.991        15.13          1,225,545
            Qualified XII (1.00)                       381,327.056        15.08          5,750,412
            Qualified XII (1.05)                        31,600.133        15.02            474,634
            Qualified XII (1.10)                        40,704.345        14.96            608,937
            Qualified XII (1.15)                         9,193.087        14.90            136,977
            Qualified XII (1.20)                        12,574.613        14.85            186,733
            Qualified XII (1.25)                        11,778.229        14.79            174,200
            Qualified XII (1.30)                         4,323.490        14.73             63,685
            Qualified XII (1.35)                         3,004.700        14.68             44,109

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        CALVERT SOCIAL BALANCED (CONTINUED)
            Qualified XII (1.40)                        14,375.650   $    14.62   $        210,172
            Qualified XII (1.45)                         1,008.374        14.57             14,692
            Qualified XII (1.50)                           720.331        14.51             10,452
            Qualified XV                                 2,887.764        20.84             60,181
            Qualified XVI                               36,324.215        20.07            729,027
            Qualified XVII                                 717.932        20.41             14,653
            Qualified XVIII                              9,407.075        10.46             98,398
            Qualified XXI                                3,121.200        20.99             65,514
            Qualified XXIV                              29,407.591        15.15            445,525
            Qualified XXV                                5,754.243        20.74            119,343
            Qualified XXVI                                  23.934        20.64                494
            Qualified XXVII                            618,903.003        27.31         16,902,241
            Qualified XXVIII                            91,582.738        27.17          2,488,303
            Qualified XXXII                                662.390        10.21              6,763
                                                   ---------------                ----------------
                                                     3,259,407.310                $     60,575,690
                                                   ===============                ================

        EVERGREEN SPECIAL VALUES
        Contracts in accumulation period:
            Qualified XII (0.95)                        23,843.355   $    15.50   $        369,572
            Qualified XXVII                          1,093,806.523        15.33         16,768,054
                                                   ---------------                ----------------
                                                     1,117,649.878                $     17,137,626
                                                   ===============                ================

        FIDELITY(R) VIP ASSET MANAGER(SM)
        Contracts in accumulation period:
            Qualified XXVII                          1,144,415.416   $    17.45   $     19,970,049
            Qualified XXVIII                           101,232.373        17.36          1,757,394
                                                   ---------------                ----------------
                                                     1,245,647.789                $     21,727,443
                                                   ===============                ================

        FIDELITY(R) VIP CONTRAFUND(R)
        Contracts in accumulation period:
            Qualified III                               12,794.534   $    24.70   $        316,025
            Qualified V                                 12,621.807        21.69            273,767
            Qualified VI                             9,251,982.135        21.83        201,970,770
            Qualified VIII                               7,275.466        21.97            159,842
            Qualified X (1.15)                          74,793.331        24.74          1,850,387
            Qualified X (1.25)                         706,490.012        24.53         17,330,200
            Qualified XII (0.05)                        76,218.407        22.60          1,722,536
            Qualified XII (0.15)                         8,226.522        11.50             94,605
            Qualified XII (0.15)                        67,243.304        11.50            773,298

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                                      EXTENDED
                   DIVISION/CONTRACT                    UNITS        UNIT VALUE        VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP CONTRAFUND(R) (CONTINUED)
            Qualified XII (0.25)                       519,029.443   $    13.45   $      6,980,946
            Qualified XII (0.35)                       130,699.626        13.38          1,748,761
            Qualified XII (0.40)                       350,625.894        20.70          7,257,956
            Qualified XII (0.45)                       480,452.180        13.30          6,390,014
            Qualified XII (0.55)                       224,547.921        13.23          2,970,769
            Qualified XII (0.60)                       578,034.571        13.19          7,624,276
            Qualified XII (0.65)                        94,552.775        13.15          1,243,369
            Qualified XII (0.70)                       297,547.789        13.12          3,903,827
            Qualified XII (0.75)                       602,508.792        13.08          7,880,815
            Qualified XII (0.80)                     2,600,443.096        14.34         37,290,354
            Qualified XII (0.85)                       451,914.398        20.28          9,164,824
            Qualified XII (0.90)                        76,720.675        13.93          1,068,719
            Qualified XII (0.95)                       733,979.682        20.13         14,775,011
            Qualified XII (1.00)                     4,661,112.119        20.05         93,455,298
            Qualified XII (1.05)                       219,718.678        19.97          4,387,782
            Qualified XII (1.10)                       110,439.397        19.90          2,197,744
            Qualified XII (1.15)                        83,149.698        19.82          1,648,027
            Qualified XII (1.20)                        68,669.975        19.75          1,356,232
            Qualified XII (1.25)                        74,452.669        19.67          1,464,484
            Qualified XII (1.30)                         4,023.776        19.60             78,866
            Qualified XII (1.35)                         6,046.107        19.52            118,020
            Qualified XII (1.40)                        40,920.000        19.45            795,894
            Qualified XII (1.45)                         2,820.805        19.37             54,639
            Qualified XII (1.50)                        15,542.590        19.30            299,972
            Qualified XV                                38,783.588        22.30            864,874
            Qualified XVI                              185,515.603        21.47          3,983,020
            Qualified XVII                              26,962.391        21.83            588,589
            Qualified XVIII                             25,597.228        24.53            627,900
            Qualified XXI                               69,293.987        22.45          1,555,650
            Qualified XXIV                             205,147.120        20.14          4,131,663
            Qualified XXV                               94,145.291        22.19          2,089,084
            Qualified XXVI                              12,063.587        22.08            266,364
            Qualified XXVII                          3,526,153.714        24.91         87,836,489
            Qualified XXVIII                           941,238.378        24.78         23,323,887
            Qualified XXXII                             44,105.314        10.35            456,490
                                                   ---------------                ----------------
                                                    27,814,604.375                $    564,372,039
                                                   ===============                ================

        FIDELITY(R) VIP EQUITY-INCOME
        Contracts in accumulation period:
            Qualified III                                2,068.925   $    20.37   $         42,144
            Qualified V                                  1,140.669        19.13             21,821
            Qualified VI                             5,980,707.198        19.45         16,324,755
            Qualified VIII                               7,179.814        19.37            139,073

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP EQUITY-INCOME (CONTINUED)
            Qualified X (1.15)                         127,574.247   $    24.58   $      3,135,775
            Qualified X (1.25)                         880,788.250        24.34         21,438,386
            Qualified XII (0.05)                        38,067.312        20.13            766,295
            Qualified XII (0.15)                        60,862.571        10.58            643,926
            Qualified XII (0.25)                       392,215.654        11.69          4,585,001
            Qualified XII (0.35)                       137,693.115        11.62          1,599,994
            Qualified XII (0.40)                       282,497.282        17.66          4,988,902
            Qualified XII (0.45)                       210,213.495        11.56          2,430,068
            Qualified XII (0.55)                       155,450.131        11.49          1,786,122
            Qualified XII (0.60)                       639,168.325        11.46          7,324,869
            Qualified XII (0.65)                        44,084.164        11.43            503,882
            Qualified XII (0.70)                       276,485.263        11.40          3,151,932
            Qualified XII (0.75)                       454,343.271        11.37          5,165,883
            Qualified XII (0.80)                     1,843,677.508        12.36         22,787,854
            Qualified XII (0.85)                       500,320.174        17.30          8,655,539
            Qualified XII (0.90)                        43,566.033        12.10            527,149
            Qualified XII (0.95)                       534,834.712        17.17          9,183,112
            Qualified XII (1.00)                     1,440,034.737        17.10         24,624,594
            Qualified XII (1.05)                       156,687.735        17.04          2,669,959
            Qualified XII (1.10)                       132,196.700        16.97          2,243,378
            Qualified XII (1.15)                        41,131.993        16.91            695,542
            Qualified XII (1.20)                        70,820.843        16.84          1,192,623
            Qualified XII (1.25)                        77,041.299        16.78          1,292,753
            Qualified XII (1.30)                        15,625.180        16.72            261,253
            Qualified XII (1.35)                         6,515.916        16.65            108,490
            Qualified XII (1.40)                        61,026.281        16.59          1,012,426
            Qualified XII (1.45)                         1,685.118        16.53             27,855
            Qualified XII (1.50)                         9,402.187        16.46            154,760
            Qualified XV                                32,241.872        19.87            640,646
            Qualified XVI                              179,752.065        19.13          3,438,657
            Qualified XVII                              17,326.118        19.45            336,993
            Qualified XVIII                             21,677.034        24.34            527,619
            Qualified XXI                               37,713.993        20.01            754,657
            Qualified XXIV                             139,460.943        17.18          2,395,939
            Qualified XXV                               51,438.645        19.77          1,016,942
            Qualified XXVI                              22,091.002        19.67            434,530
            Qualified XXVII                          2,209,984.275        20.54         45,393,077
            Qualified XXVIII                         1,126,700.636        20.43         23,018,494
            Qualified XXXII                             35,849.334        10.50            376,418
                                                   ---------------                ----------------
                                                    18,499,342.019                $    327,820,087
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP GROWTH
        Contracts in accumulation period:
            Qualified III                                1,037.361   $    17.05   $         17,687
            Qualified V                                    802.261        16.81             13,486
            Qualified VI                            10,095,141.651        16.83        169,901,234
            Qualified VIII                              10,364.357        17.03            176,505
            Qualified X (1.15)                          98,863.240        23.64          2,337,127
            Qualified X (1.25)                       1,157,472.149        23.41         27,096,423
            Qualified XII (0.05)                        34,964.811        17.42            609,087
            Qualified XII (0.15)                           317.044         9.27              2,939
            Qualified XII (0.15)                        87,160.626         9.27            807,979
            Qualified XII (0.25)                       629,166.696        11.26          7,084,417
            Qualified XII (0.35)                       154,119.554        11.20          1,726,139
            Qualified XII (0.45)                       481,243.307        11.13          5,356,238
            Qualified XII (0.55)                       248,666.486        11.07          2,752,738
            Qualified XII (0.60)                       555,651.812        11.04          6,134,396
            Qualified XII (0.65)                       121,964.124        11.01          1,342,825
            Qualified XII (0.70)                       418,415.301        10.98          4,594,200
            Qualified XII (0.75)                       748,472.785        10.95          8,195,777
            Qualified XII (0.80)                     2,701,906.772        11.96         32,314,805
            Qualified XII (0.85)                     1,135,915.693        15.74         17,879,313
            Qualified XII (0.90)                        81,135.917        11.61            941,988
            Qualified XII (0.95)                       829,139.885        15.62         12,951,165
            Qualified XII (1.00)                     2,905,115.424        15.56         45,203,596
            Qualified XII (1.05)                       284,567.807        15.50          4,410,801
            Qualified XII (1.10)                       154,335.363        15.44          2,382,938
            Qualified XII (1.15)                        64,097.011        15.39            986,453
            Qualified XII (1.20)                       197,515.395        15.33          3,027,911
            Qualified XII (1.25)                       100,005.894        15.27          1,527,090
            Qualified XII (1.30)                        26,754.240        15.21            406,932
            Qualified XII (1.35)                        15,079.670        15.15            228,457
            Qualified XII (1.40)                        76,227.634        15.09          1,150,275
            Qualified XII (1.45)                            83.976        15.04              1,263
            Qualified XII (1.50)                        17,712.483        14.98            265,333
            Qualified XV                                40,386.620        17.19            694,246
            Qualified XVI                              265,559.154        16.55          4,395,004
            Qualified XVII                              29,175.045        16.83            491,016
            Qualified XVIII                             51,529.047        23.41          1,206,295
            Qualified XXI                              104,175.736        17.31          1,803,282
            Qualified XXIV                             307,461.740        15.63          4,805,627
            Qualified XXV                              213,267.738        17.11          3,649,011
            Qualified XXVI                              44,849.589        17.02            763,340
            Qualified XXXII                             54,250.532        10.33            560,408
                                                   ---------------                ----------------
                                                    24,544,071.930                $    380,195,746
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP HIGH INCOME
        Currently payable annuity contracts:                                      $         92,976
        Contracts in accumulation period:
            Qualified XXVII                            481,946.219   $     8.33          4,014,612
            Qualified XXVIII                           384,545.531         8.28          3,184,037
                                                   ---------------                ----------------
                                                       866,491.750                $      7,291,625
                                                   ===============                ================

        FIDELITY(R) VIP INDEX 500
        Contracts in accumulation period:
            Qualified XXVII                          4,214,321.173   $    21.49   $     90,565,762
            Qualified XXVIII                           490,421.245        21.37         10,480,302
                                                   ---------------                ----------------
                                                     4,704,742.418                $    101,046,064
                                                   ===============                ================

        FIDELITY(R) VIP OVERSEAS
        Contracts in accumulation period:
            Qualified V                                 13,386.475   $    13.16   $        176,166
            Qualified VI                             1,102,294.527        13.34         14,704,609
            Qualified VIII                                 646.812        13.33              8,622
            Qualified X (1.15)                          12,759.798        13.88            177,106
            Qualified X (1.25)                         138,072.125        13.74          1,897,111
            Qualified XII (0.05)                        12,173.787        13.81            168,120
            Qualified XII (0.15)                         3,248.018        10.85             35,241
            Qualified XII (0.25)                        68,750.566         9.71            667,568
            Qualified XII (0.35)                        29,587.461         9.65            285,519
            Qualified XII (0.45)                        45,979.896         9.60            441,407
            Qualified XII (0.55)                        13,808.482         9.55            131,871
            Qualified XII (0.60)                        53,560.084         9.52            509,892
            Qualified XII (0.65)                        15,331.823         9.49            145,499
            Qualified XII (0.70)                        46,370.645         9.47            439,130
            Qualified XII (0.75)                        29,082.839         9.44            274,542
            Qualified XII (0.80)                       139,066.826        10.52          1,462,983
            Qualified XII (0.85)                        50,628.137        13.15            665,760
            Qualified XII (0.90)                         9,972.710        10.48            104,514
            Qualified XII (0.95)                        48,526.820        13.05            633,275
            Qualified XII (1.00)                       226,727.308        13.00          2,947,455
            Qualified XII (1.05)                        23,146.177        12.95            299,743
            Qualified XII (1.10)                        11,515.271        12.90            148,547
            Qualified XII (1.15)                        12,472.529        12.85            160,272
            Qualified XII (1.20)                        14,661.562        12.80            187,668
            Qualified XII (1.25)                        12,354.667        12.75            157,522
            Qualified XII (1.30)                         3,721.260        12.70             47,260
            Qualified XII (1.35)                           967.589        12.65             12,240

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP OVERSEAS (CONTINUED)
            Qualified XII (1.40)                         4,455.476   $    12.60   $         56,139
            Qualified XII (1.45)                             8.917        12.56                112
            Qualified XII (1.50)                         3,207.914        12.51             40,131
            Qualified XV                                 7,677.476        13.63            104,644
            Qualified XVI                               25,284.604        13.12            331,734
            Qualified XVII                               4,452.849        13.34             59,401
            Qualified XVIII                              2,318.777        13.74             31,860
            Qualified XXI                               11,576.822        13.72            158,834
            Qualified XXIV                              39,231.164        13.06            512,359
            Qualified XXV                               20,647.345        13.56            279,978
            Qualified XXVI                               2,043.588        13.49             27,568
            Qualified XXVII                            245,549.190         7.40          1,817,064
            Qualified XXXII                              3,022.887        10.53             31,831
                                                   ---------------                ----------------
                                                     2,508,291.203                $     30,341,297
                                                   ===============                ================

        FRANKLIN SMALL CAP VALUE SECURITIES
        Contracts in accumulation period:
            NYSUT 457                                   20,814.779   $    13.33   $        277,461
            Qualified V                                      1.001        11.99                 12
            Qualified VI                               503,485.216        12.04          6,061,962
            Qualified X (1.15)                           3,701.659        12.06             44,642
            Qualified X (1.25)                          53,542.774        12.04            644,655
            Qualified XII (0.15)                         2,343.485        12.28             28,778
            Qualified XII (0.55)                        13,337.419        12.24            163,250
            Qualified XII (0.60)                         4,495.339        12.23             54,978
            Qualified XII (0.65)                        11,900.737        12.21            145,308
            Qualified XII (0.70)                        21,929.180        12.20            267,536
            Qualified XII (0.75)                        15,641.872        12.18            190,518
            Qualified XII (0.80)                       114,047.576        12.17          1,387,959
            Qualified XII (0.85)                        46,716.214        12.15            567,602
            Qualified XII (0.90)                         1,974.629        12.14             23,972
            Qualified XII (0.95)                        71,085.891        12.12            861,561
            Qualified XII (1.00)                       325,064.823        12.11          3,936,535
            Qualified XII (1.05)                         9,264.599        12.09            112,009
            Qualified XII (1.10)                        10,329.636        12.08            124,782
            Qualified XII (1.15)                         3,163.267        12.06             38,149
            Qualified XII (1.20)                         4,293.361        12.05             51,735
            Qualified XII (1.25)                         9,228.738        12.04            111,114
            Qualified XII (1.30)                            42.346        12.02                509
            Qualified XII (1.35)                           636.553        12.01              7,645
            Qualified XII (1.40)                         1,647.123        11.99             19,749
            Qualified XII (1.45)                             8.013        11.98                 96

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FRANKLIN SMALL CAP VALUE SECURITIES
          (CONTINUED)
            Qualified XII (1.50)                           123.244   $    11.96   $          1,474
            Qualified XV                                 1,391.997        12.12             16,871
            Qualified XVI                                7,736.120        11.96             92,524
            Qualified XVIII                              3,036.213        12.04             36,556
            Qualified XXI                                6,038.702        12.17             73,491
            Qualified XXIV                              23,921.152        12.15            290,642
            Qualified XXV                                5,324.631        12.18             64,854
            Qualified XXVI                              11,150.494        12.14            135,367
            Qualified XXVIII                             3,299.738        11.44             37,749
            Qualified XXXII                              1,106.473        10.35             11,452
                                                   ---------------                ----------------
                                                     1,311,824.994                $     15,883,497
                                                   ===============                ================

        ING GET FUND - SERIES D
        Contracts in accumulation period:
            Qualified VI                             6,504,922.048   $    10.16   $     66,090,008
            Qualified X (1.15)                          73,043.898        10.16            742,126
            Qualified X (1.25)                       1,563,335.335        10.16         15,883,487
            Qualified XII (0.15)                        47,929.159        10.22            489,836
            Qualified XII (0.30)                        72,227.916        10.46            755,504
            Qualified XII (0.50)                        68,957.944        10.70            737,850
            Qualified XII (0.60)                         6,638.310        10.65             70,698
            Qualified XII (0.70)                        27,429.273        10.59            290,476
            Qualified XII (0.80)                        17,201.898        10.54            181,308
            Qualified XII (0.85)                       101,155.376        10.51          1,063,143
            Qualified XII (0.90)                         8,019.466        10.48             84,044
            Qualified XII (0.95)                        52,459.235        10.45            548,199
            Qualified XII (1.00)                       143,364.717        10.43          1,495,294
            Qualified XII (1.05)                       800,473.654        10.40          8,324,926
            Qualified XII (1.10)                       129,008.679        10.37          1,337,820
            Qualified XII (1.20)                       458,850.582        10.32          4,735,338
            Qualified XII (1.25)                     2,223,430.029        10.29         22,879,095
            Qualified XII (1.30)                        46,054.971        10.26            472,524
            Qualified XII (1.35)                         9,345.117        10.24             95,694
            Qualified XII (1.40)                         4,823.017        10.21             49,243
            Qualified XII (1.50)                         5,511.811        10.16             56,000
            Qualified XII (1.75)                           692.024        10.03              6,941
            Qualified XV                                25,078.101        10.32            258,806
            Qualified XVI                               56,106.979        10.03            562,753
            Qualified XVII                              35,979.921        10.16            365,556
            Qualified XVIII                            344,368.111        10.16          3,498,780
            Qualified XXI                               25,002.791        10.39            259,779
            Qualified XXIV                              40,154.546        10.34            415,198

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES D (CONTINUED)
            Qualified XXV                               39,103.568   $    10.37   $        405,504
            Qualified XXVI                              13,053.295        10.32            134,710
            Qualified XXVII                          1,809,461.914        10.24         18,528,890
            Qualified XXXII                            194,705.794        10.01          1,949,005
                                                   ---------------                ----------------
                                                    14,947,889.479                $    152,768,535
                                                   ===============                ================

        ING GET FUND - SERIES E
        Contracts in accumulation period:
            Qualified VI                             3,235,659.656   $    10.46   $     33,845,000
            Qualified X (1.15)                         128,208.985        10.35          1,326,963
            Qualified X (1.25)                         803,411.315        10.34          8,307,273
            Qualified XII (0.15)                        58,019.070        10.75            623,705
            Qualified XII (0.30)                        82,382.775        10.74            884,791
            Qualified XII (0.70)                         7,427.029        10.84             80,509
            Qualified XII (0.80)                        15,061.261        10.79            162,511
            Qualified XII (0.85)                        67,003.436        10.77            721,627
            Qualified XII (0.95)                       103,372.295        10.72          1,108,151
            Qualified XII (1.00)                        42,534.112        10.70            455,115
            Qualified XII (1.05)                       476,085.286        10.67          5,079,830
            Qualified XII (1.10)                        24,204.132        10.65            257,774
            Qualified XII (1.15)                           394.727        10.62              4,192
            Qualified XII (1.20)                        99,697.642        10.60          1,056,795
            Qualified XII (1.25)                     1,157,239.452        10.57         12,232,021
            Qualified XII (1.30)                        14,864.929        10.55            156,825
            Qualified XII (1.35)                         1,820.228        10.53             19,167
            Qualified XII (1.40)                         1,181.619        10.50             12,407
            Qualified XII (1.50)                         3,782.314        10.46             39,563
            Qualified XII (1.55)                           725.983        10.43              7,572
            Qualified XII (1.75)                         2,971.470        10.34             30,725
            Qualified XV                                 2,042.830        10.60             21,654
            Qualified XVI                               16,552.805        10.34            171,156
            Qualified XVII                              60,907.457        10.46            637,092
            Qualified XVIII                             50,495.745        10.34            522,126
            Qualified XXI                               13,412.090        10.67            143,107
            Qualified XXIV                              19,892.750        10.62            211,261
            Qualified XXV                               94,876.217        10.68          1,013,278
            Qualified XXVI                              39,806.491        10.63            423,143
            Qualified XXVII                            830,140.227        10.54          8,749,678
            Qualified XXXII                            134,819.760        10.02          1,350,894
                                                   ---------------                ----------------
                                                     7,588,994.088                $     79,655,905
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES G
        Contracts in accumulation period:
            Qualified VI                               819,381.783   $    10.32   $      8,456,020
            Qualified X (1.15)                          52,876.004        10.21            539,864
            Qualified X (1.25)                         292,513.320        10.21          2,986,561
            Qualified XII (0.15)                        25,193.037        10.77            271,329
            Qualified XII (0.30)                         4,238.469        10.58             44,843
            Qualified XII (0.80)                         1,379.868        10.63             14,668
            Qualified XII (0.85)                         5,460.792        10.61             57,939
            Qualified XII (0.90)                           359.396        10.59              3,806
            Qualified XII (0.95)                        10,822.064        10.56            114,281
            Qualified XII (1.00)                        17,091.366        10.54            180,143
            Qualified XII (1.05)                        90,495.057        10.52            952,008
            Qualified XII (1.10)                        60,806.863        10.49            637,864
            Qualified XII (1.15)                         1,860.841        10.47             19,483
            Qualified XII (1.20)                        26,572.344        10.45            277,681
            Qualified XII (1.25)                       371,930.777        10.43          3,879,238
            Qualified XII (1.30)                         4,173.173        10.40             43,401
            Qualified XII (1.35)                         1,290.270        10.38             13,393
            Qualified XII (1.40)                         3,563.900        10.36             36,922
            Qualified XII (1.45)                        24,104.449        10.34            249,240
            Qualified XV                                 1,107.177        10.45             11,570
            Qualified XVI                                5,332.517        10.21             54,445
            Qualified XVII                              29,533.140        10.32            304,782
            Qualified XVIII                             66,776.592        10.21            681,789
            Qualified XXI                                2,651.806        10.52             27,897
            Qualified XXIV                               6,207.545        10.47             64,993
            Qualified XXV                                8,457.495        10.54             89,142
            Qualified XXVI                               8,877.004        10.48             93,031
            Qualified XXVII                            347,903.750        10.40          3,618,199
            Qualified XXXII                             10,603.896        10.01            106,145
                                                   ---------------                ----------------
                                                     2,301,564.695                $     23,830,677
                                                   ===============                ================

        ING GET FUND - SERIES H
        Contracts in accumulation period:
            Qualified VI                               790,420.439   $    10.47   $      8,275,702
            Qualified X (1.15)                          57,281.600        10.38            594,583
            Qualified X (1.25)                         141,793.828        10.37          1,470,402
            Qualified XII (0.15)                        12,751.705        10.85            138,356
            Qualified XII (0.30)                         3,361.883        10.73             36,073
            Qualified XII (0.50)                           330.614        10.91              3,607
            Qualified XII (0.80)                         4,885.237        10.77             52,614
            Qualified XII (0.85)                         1,991.814        10.75             21,412

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES H (CONTINUED)
            Qualified XII (0.90)                         1,483.225   $    10.73   $         15,915
            Qualified XII (0.95)                        13,465.266        10.71            144,213
            Qualified XII (1.00)                         7,925.257        10.69             84,721
            Qualified XII (1.05)                       184,574.883        10.67          1,969,414
            Qualified XII (1.10)                         7,154.323        10.64             76,122
            Qualified XII (1.20)                        12,316.698        10.60            130,557
            Qualified XII (1.25)                       188,841.588        10.58          1,997,944
            Qualified XII (1.30)                         1,294.697        10.56             13,672
            Qualified XII (1.35)                         9,442.979        10.54             99,529
            Qualified XII (1.40)                         5,907.415        10.52             62,146
            Qualified XII (1.45)                         1,273.403        10.49             13,358
            Qualified XV                                   500.849        10.60              5,309
            Qualified XVI                                9,554.002        10.37             99,075
            Qualified XVII                              33,874.881        10.47            354,670
            Qualified XVIII                             52,833.752        10.37            547,886
            Qualified XXI                                1,214.058        10.67             12,954
            Qualified XXV                                  297.196        10.70              3,180
            Qualified XXVI                               1,931.955        10.64             20,556
            Qualified XXVII                            188,536.837        10.56          1,990,949
            Qualified XXXII                             29,903.091        10.03            299,928
                                                   ---------------                ----------------
                                                     1,765,143.475                $     18,534,847
                                                   ===============                ================

        ING GET FUND - SERIES I
        Contracts in accumulation period:
            Qualified X (1.25)                          97,121.186   $    10.29   $        999,377
            Qualified XVIII                              4,329.155        10.29             44,547
            Qualified XXXII                              4,810.479        10.02             48,201
                                                   ---------------                ----------------
                                                       106,260.820                $      1,092,125
                                                   ===============                ================

        ING GET FUND - SERIES J
        Contracts in accumulation period:
            Qualified X (1.25)                          25,838.998   $    10.18   $        263,041
            Qualified XVIII                              6,627.505        10.18             67,468
            Qualified XXXII                              5,513.573        10.02             55,246
                                                   ---------------                ----------------
                                                        37,980.076                $        385,755
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES K
        Contracts in accumulation period:
            Qualified X (1.25)                           9,057.771   $    10.23   $         92,661
            Qualified XXVII                            155,769.460        10.38          1,616,887
            Qualified XXXII                              2,637.363        10.01             26,400
                                                   ---------------                ----------------
                                                       167,464.594                $      1,735,948
                                                   ===============                ================

        ING GET FUND - SERIES L
        Contracts in accumulation period:
            Qualified XXVII                            101,479.594   $    10.34   $      1,049,299
                                                   ---------------                ----------------
                                                       101,479.594                $      1,049,299
                                                   ===============                ================

        ING GET FUND - SERIES Q
        Contracts in accumulation period:
            Qualified XXVII                            417,591.048   $    10.50   $      4,384,706
                                                   ---------------                ----------------
                                                       417,591.048                $      4,384,706
                                                   ===============                ================

        ING GET FUND - SERIES S
        Contracts in accumulation period:
            Qualified VI                             1,252,664.824   $    10.49   $     13,140,454
            Qualified X (1.15)                          37,775.500        10.49            396,265
            Qualified X (1.25)                         206,738.895        10.49          2,168,691
            Qualified XII (0.15)                         5,818.148        10.69             62,196
            Qualified XII (0.30)                         5,447.453        10.60             57,743
            Qualified XII (0.50)                        79,722.629        10.65            849,046
            Qualified XII (0.80)                         5,125.755        10.60             54,333
            Qualified XII (0.85)                        24,432.106        10.59            258,736
            Qualified XII (0.95)                        18,050.804        10.57            190,797
            Qualified XII (1.00)                        63,375.095        10.56            669,241
            Qualified XII (1.05)                       434,008.626        10.55          4,578,791
            Qualified XII (1.10)                        54,458.199        10.55            574,534
            Qualified XII (1.20)                        32,623.647        10.53            343,527
            Qualified XII (1.25)                       468,406.844        10.52          4,927,640
            Qualified XII (1.30)                         2,395.148        10.51             25,173
            Qualified XII (1.35)                        20,008.095        10.50            210,085
            Qualified XII (1.40)                           112.107        10.49              1,176
            Qualified XII (1.45)                           736.260        10.48              7,716
            Qualified XII (1.50)                           526.813        10.48              5,521
            Qualified XII (1.55)                           615.759        10.47              6,447
            Qualified XII (1.65)                         1,745.837        10.45             18,244
            Qualified XV                                   390.702        10.54              4,118

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES S (CONTINUED)
            Qualified XVI                               17,755.120   $    10.45   $        185,541
            Qualified XVII                               8,900.286        10.49             93,364
            Qualified XVIII                             15,805.338        10.49            165,798
            Qualified XXI                                  174.337        10.56              1,841
            Qualified XXIV                               2,532.417        10.55             26,717
            Qualified XXV                                  560.245        10.59              5,933
            Qualified XXVII                            342,075.973        10.53          3,602,060
            Qualified XXXII                              2,885.728        10.09             29,117
                                                   ---------------                ----------------
                                                     3,105,868.690                $     32,660,845
                                                   ===============                ================

        ING VP BALANCED
        Currently payable annuity contracts:                                      $     25,974,871
        Contracts in accumulation period:
            Qualified I                                 30,265.395   $    31.18            943,675
            Qualified III                                  127.661        30.91              3,946
            Qualified IX                                 1,842.451        22.52             41,492
            Qualified V                                  2,407.861        23.28             56,055
            Qualified VI                            12,798,574.214        23.54        301,278,437
            Qualified VII                              160,714.078        22.73          3,653,031
            Qualified VIII                               5,003.615        21.85            109,329
            Qualified X (1.15)                         181,399.201        23.78          4,313,673
            Qualified X (1.25)                       2,611,812.489        23.54         61,482,066
            Qualified XII (0.00)                            59.870        10.74                643
            Qualified XII (0.00)                        74,603.166        10.74            801,238
            Qualified XII (0.05)                       107,890.111        24.37          2,629,282
            Qualified XII (0.25)                       919,699.178        12.17         11,192,739
            Qualified XII (0.35)                       380,307.851        12.10          4,601,725
            Qualified XII (0.40)                       113,357.728        17.34          1,965,623
            Qualified XII (0.45)                        95,340.316        12.03          1,146,944
            Qualified XII (0.55)                       171,664.244        11.97          2,054,821
            Qualified XII (0.60)                       713,921.543        11.93          8,517,084
            Qualified XII (0.65)                        70,492.773        11.90            838,864
            Qualified XII (0.70)                       732,351.558        11.87          8,693,013
            Qualified XII (0.75)                       473,074.725        11.83          5,596,474
            Qualified XII (0.80)                     2,632,730.977        12.59         33,146,083
            Qualified XII (0.85)                     1,098,089.871        16.98         18,645,566
            Qualified XII (0.90)                        32,731.600        12.31            402,926
            Qualified XII (0.95)                       485,183.442        16.85          8,175,341
            Qualified XII (1.00)                     3,294,261.644        16.79         55,310,653
            Qualified XII (1.05)                       167,845.069        16.73          2,808,048
            Qualified XII (1.10)                        99,803.481        16.66          1,662,726
            Qualified XII (1.15)                        75,376.205        16.60          1,251,245

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP BALANCED (CONTINUED)
            Qualified XII (1.20)                        84,713.664   $    16.54   $      1,401,164
            Qualified XII (1.25)                        33,012.629        16.47            543,718
            Qualified XII (1.30)                           894.028        16.41             14,671
            Qualified XII (1.35)                         1,104.282        16.35             18,055
            Qualified XII (1.40)                        25,464.005        16.28            414,554
            Qualified XII (1.45)                            10.111        16.22                164
            Qualified XII (1.50)                         4,501.547        16.16             72,745
            Qualified XIX                               12,930.820        31.70            409,907
            Qualified XV                                67,624.906        24.05          1,626,379
            Qualified XVI                              265,096.890        23.15          6,136,993
            Qualified XVII                             205,419.766        23.93          4,915,695
            Qualified XVIII                            344,719.849        23.93          8,249,146
            Qualified XX                                50,033.471        31.43          1,572,552
            Qualified XXI                               85,541.223        24.21          2,070,953
            Qualified XXIV                             324,730.528        16.87          5,478,204
            Qualified XXIX                                 776.739        30.91             24,009
            Qualified XXV                              211,239.085        24.05          5,080,300
            Qualified XXVI                              18,318.053        23.93            438,351
            Qualified XXVII                          1,296,684.568        31.17         40,417,658
            Qualified XXVIII                           151,308.368        31.07          4,701,151
            Qualified XXX                               90,890.939        30.68          2,788,534
            Qualified XXXII                            557,495.401        10.22          5,697,603
                                                   ---------------                ----------------
                                                    31,363,443.189                $    659,370,119
                                                   ===============                ================

        ING VP BOND
        Currently payable annuity contracts:                                      $      6,307,083
        Contracts in accumulation period:
            Qualified I                                  8,428.571   $    71.26            600,620
            Qualified III                                  183.787        70.19             12,900
            Qualified IX                                   644.759        17.27             11,135
            Qualified V                                  1,589.140        18.14             28,827
            Qualified VI                             9,306,487.127        18.10        168,447,417
            Qualified VII                              116,307.976        16.80          1,953,974
            Qualified VIII                              19,344.117        16.66            322,273
            Qualified X (1.15)                         163,117.004        18.29          2,983,410
            Qualified X (1.25)                       1,341,944.752        18.10         24,289,200
            Qualified XII (0.00)                           469.573        11.70              5,494
            Qualified XII (0.00)                        55,312.393        11.70            647,155
            Qualified XII (0.05)                        25,129.472        18.73            470,675
            Qualified XII (0.25)                       382,554.725        14.18          5,424,626
            Qualified XII (0.35)                       176,919.504        14.10          2,494,565
            Qualified XII (0.45)                       140,680.671        14.02          1,972,343

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP BOND (CONTINUED)
            Qualified XII (0.55)                        83,138.379   $    13.94   $      1,158,949
            Qualified XII (0.60)                       365,592.014        13.90          5,081,729
            Qualified XII (0.65)                       118,160.678        13.86          1,637,707
            Qualified XII (0.70)                       295,020.333        13.82          4,077,181
            Qualified XII (0.75)                       300,264.902        13.79          4,140,653
            Qualified XII (0.80)                     1,267,394.476        13.94         17,667,479
            Qualified XII (0.85)                       897,843.074        15.81         14,194,899
            Qualified XII (0.90)                        29,605.260        13.88            410,921
            Qualified XII (0.95)                       506,342.192        15.69          7,944,509
            Qualified XII (1.00)                     2,524,137.236        15.63         39,452,265
            Qualified XII (1.05)                       191,372.254        15.57          2,979,666
            Qualified XII (1.10)                        85,777.563        15.51          1,330,410
            Qualified XII (1.15)                        64,924.660        15.45          1,003,086
            Qualified XII (1.20)                        80,736.193        15.39          1,242,530
            Qualified XII (1.25)                        53,048.532        15.33            813,234
            Qualified XII (1.30)                         9,238.834        15.27            141,077
            Qualified XII (1.35)                         9,276.726        15.21            141,099
            Qualified XII (1.40)                        35,549.868        15.16            538,936
            Qualified XII (1.45)                         3,098.675        15.10             46,790
            Qualified XII (1.50)                        15,265.492        15.04            229,593
            Qualified XIX                                1,966.000        71.97            141,493
            Qualified XV                                15,468.956        18.49            286,021
            Qualified XVI                              187,468.764        17.80          3,336,944
            Qualified XVII                             208,941.795        18.28          3,819,456
            Qualified XVIII                            389,958.425        18.28          7,128,440
            Qualified XX                                10,960.765        70.88            776,899
            Qualified XXI                               27,953.169        18.62            520,488
            Qualified XXIV                             159,751.593        15.70          2,508,100
            Qualified XXIX                               2,324.191        70.19            163,135
            Qualified XXV                               95,167.225        18.49          1,759,642
            Qualified XXVI                              23,126.591        18.39            425,298
            Qualified XXVII                            672,360.953        70.76         47,576,261
            Qualified XXVIII                           231,171.392        70.54         16,306,830
            Qualified XXX                               23,368.471        69.65          1,627,614
            Qualified XXXII                            159,725.598        10.04          1,603,645
                                                   ---------------                ----------------
                                                    20,884,614.800                $    408,184,676
                                                   ===============                ================

        ING VP EMERGING MARKETS
        Contracts in accumulation period:
            Qualified XXVII                            696,442.449   $     8.41   $      5,857,081
            Qualified XXVIII                           276,245.704         8.38          2,314,939
                                                   ---------------                ----------------
                                                       972,688.153                $      8,172,020
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP MONEY MARKET
        Currently payable annuity contracts:                                      $        119,187
        Contracts in accumulation period:
            Qualified I                                  7,982.661   $    48.85            389,953
            Qualified III                                1,197.520        47.99             57,469
            Qualified IX                                 1,174.339        13.99             16,429
            Qualified V                                  5,267.857        13.72             72,275
            Qualified VI                             6,120,534.458        13.93         85,259,045
            Qualified VII                              173,566.499        13.88          2,409,103
            Qualified VIII                               8,960.627        13.41            120,162
            Qualified X (1.15)                         131,947.050        14.07          1,856,495
            Qualified X (1.25)                       1,330,997.846        13.93         18,540,800
            Qualified XII (0.00)                             5.024        10.35                 52
            Qualified XII (0.00)                         9,616.618        10.35             99,532
            Qualified XII (0.05)                        38,193.412        14.42            550,749
            Qualified XII (0.25)                       390,337.644        12.14          4,738,699
            Qualified XII (0.35)                       121,133.637        12.07          1,462,083
            Qualified XII (0.45)                       109,629.333        12.00          1,315,552
            Qualified XII (0.55)                       156,244.845        11.93          1,864,001
            Qualified XII (0.60)                       110,222.353        11.90          1,311,646
            Qualified XII (0.65)                        52,087.110        11.87            618,274
            Qualified XII (0.70)                       568,366.610        11.83          6,723,777
            Qualified XII (0.75)                       317,873.814        11.80          3,750,911
            Qualified XII (0.80)                     1,729,116.275        11.92         20,611,066
            Qualified XII (0.85)                       627,302.414        12.84          8,054,563
            Qualified XII (0.90)                        45,066.836        11.82            532,690
            Qualified XII (0.95)                       599,767.347        12.74          7,641,036
            Qualified XII (1.00)                     2,350,678.329        12.69         29,830,108
            Qualified XII (1.05)                       217,302.214        12.65          2,748,873
            Qualified XII (1.10)                       192,899.365        12.60          2,430,532
            Qualified XII (1.15)                       102,165.418        12.55          1,282,176
            Qualified XII (1.20)                       101,500.880        12.50          1,268,761
            Qualified XII (1.25)                        85,894.377        12.45          1,069,385
            Qualified XII (1.30)                        20,579.775        12.41            255,395
            Qualified XII (1.35)                        10,100.000        12.36            124,836
            Qualified XII (1.40)                        54,736.962        12.31            673,812
            Qualified XII (1.45)                         3,539.886        12.26             43,399
            Qualified XII (1.50)                        16,498.854        12.22            201,616
            Qualified XIX                                1,652.446        48.85             80,722
            Qualified XV                                25,361.630        14.23            360,896
            Qualified XVI                              120,948.540        13.70          1,656,995
            Qualified XVII                             254,936.612        13.93          3,551,267

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP MONEY MARKET (CONTINUED)
            Qualified XVIII                            447,375.090   $    13.93   $      6,231,935
            Qualified XX                                23,604.626        47.99          1,132,786
            Qualified XXI                               39,760.782        14.33            569,772
            Qualified XXIV                             146,478.980        12.75          1,867,607
            Qualified XXIX                               1,059.971        47.99             50,868
            Qualified XXV                               65,924.666        14.23            938,108
            Qualified XXVI                              32,058.616        14.16            453,950
            Qualified XXVII                            456,502.474        49.72         22,697,303
            Qualified XXVIII                           184,265.238        48.76          8,984,773
            Qualified XXX                                8,422.344        47.62            401,072
            Qualified XXXII                             45,490.700        10.00            454,907
                                                   ---------------                ----------------
                                                    17,666,330.904                $    257,477,403
                                                   ===============                ================

        ING VP NATURAL RESOURCES
        Contracts in accumulation period:
            Qualified III                                  670.860   $    15.58   $         10,452
            Qualified V                                     62.405        17.13              1,069
            Qualified VI                               283,978.227        16.81          4,773,674
            Qualified VIII                               1,447.975        14.57             21,097
            Qualified XII (0.05)                           272.529        17.40              4,742
            Qualified XII (0.15)                         2,643.403        12.81             33,862
            Qualified XII (0.25)                        24,100.543        11.06            266,552
            Qualified XII (0.45)                         9,978.336        10.94            109,163
            Qualified XII (0.55)                         2,605.055        10.88             28,343
            Qualified XII (0.60)                        12,469.954        10.85            135,299
            Qualified XII (0.65)                            89.556        10.82                969
            Qualified XII (0.70)                        12,145.969        10.79            131,055
            Qualified XII (0.75)                        16,961.896        10.76            182,510
            Qualified XII (0.80)                       106,275.533        11.73          1,246,612
            Qualified XII (0.85)                        25,760.328        13.41            345,446
            Qualified XII (0.90)                         1,077.721        11.67             12,577
            Qualified XII (0.95)                        11,487.078        13.31            152,893
            Qualified XII (1.00)                        70,279.864        13.26            931,911
            Qualified XII (1.05)                         4,883.573        13.21             64,512
            Qualified XII (1.10)                         3,147.720        13.16             41,424
            Qualified XII (1.15)                         3,823.341        13.11             50,124
            Qualified XII (1.20)                         2,505.819        13.06             32,726
            Qualified XII (1.25)                           106.303        13.01              1,383
            Qualified XII (1.30)                            60.340        12.96                782
            Qualified XII (1.40)                           140.513        12.86              1,807
            Qualified XV                                 6,922.481        17.17            118,859
            Qualified XVI                                4,147.853        16.53             68,564

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP NATURAL RESOURCES (CONTINUED)
            Qualified XVII                                 718.204   $    16.81   $         12,073
            Qualified XXI                                2,366.281        17.29             40,913
            Qualified XXIV                               7,395.721        13.32             98,511
            Qualified XXV                                1,381.670        17.13             23,668
            Qualified XXVI                                 643.059        17.00             10,932
            Qualified XXVII                            239,847.104        15.71          3,767,998
            Qualified XXVIII                            79,719.604        15.66          1,248,409
                                                   ---------------                ----------------
                                                       940,116.818                $     13,970,911
                                                   ===============                ================

        ING MFS TOTAL RETURN
        Contracts in accumulation period:
            Qualified V                                     74.202   $    11.28   $            837
            Qualified VI                               394,705.357        11.76          4,641,735
            Qualified XII (0.55)                         3,682.211        12.03             44,297
            Qualified XII (0.60)                           935.245        12.03             11,251
            Qualified XII (0.65)                         2,253.450        12.03             27,109
            Qualified XII (0.70)                         6,110.815        12.02             73,452
            Qualified XII (0.75)                           236.023        12.02              2,837
            Qualified XII (0.80)                        45,904.584        12.00            550,855
            Qualified XII (0.85)                         3,102.588        11.98             37,169
            Qualified XII (0.95)                        16,439.014        11.97            196,775
            Qualified XII (1.00)                       184,119.716        11.97          2,203,913
            Qualified XII (1.05)                         5,447.786        11.97             65,210
            Qualified XII (1.10)                            81.605        11.96                976
            Qualified XII (1.15)                           556.940        11.96              6,661
            Qualified XII (1.20)                         2,346.656        11.96             28,066
            Qualified XII (1.25)                         1,615.063        11.95             19,300
            Qualified XII (1.30)                           169.372        11.95              2,024
            Qualified XII (1.35)                            52.803        11.95                631
            Qualified XII (1.40)                         1,227.364        11.95             14,667
            Qualified XII (1.45)                             2.847        11.94                 34
            Qualified XV                                   476.923        11.31              5,394
            Qualified XVI                                1,047.445        11.74             12,297
            Qualified XVII                              12,943.490        11.29            146,132
            Qualified XXI                                   96.290        11.32              1,090
            Qualified XXIV                              16,754.240        11.32            189,658
            Qualified XXV                                  194.881        11.33              2,208
            Qualified XXVI                                 360.035        11.31              4,072
                                                   ---------------                ----------------
                                                       700,936.945                $      8,288,650
                                                   ===============                ================

        ING T. ROWE PRICE EQUITY INCOME
        Contracts in accumulation period:
            Qualified VI                               118,664.711   $    12.95   $      1,536,708
            Qualified XII (0.55)                         1,730.592        13.01             22,515

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING T. ROWE PRICE EQUITY INCOME
          (CONTINUED)
            Qualified XII (0.60)                           576.556   $    13.01   $          7,501
            Qualified XII (0.65)                         2,562.337        13.01             33,336
            Qualified XII (0.70)                             3.769        13.00                 49
            Qualified XII (0.80)                        11,180.586        12.98            145,124
            Qualified XII (0.85)                         5,120.756        12.96             66,365
            Qualified XII (0.95)                         3,113.591        12.95             40,321
            Qualified XII (1.00)                        15,411.429        12.95            199,578
            Qualified XII (1.05)                           434.390        12.94              5,621
            Qualified XII (1.10)                           525.580        12.94              6,801
            Qualified XII (1.25)                           773.086        12.93              9,996
            Qualified XII (1.40)                            59.288        12.92                766
            Qualified XV                                   705.246        12.20              8,604
            Qualified XVI                                2,862.413        12.93             37,011
            Qualified XXI                                   87.142        12.21              1,064
            Qualified XXIV                               1,221.949        12.21             14,920
            Qualified XXV                                   35.106        12.22                429
            Qualified XXVI                                 478.033        12.20              5,832
                                                   ---------------                ----------------
                                                       165,546.560                $      2,142,541
                                                   ===============                ================

        ING DSI ENHANCED INDEX
        Contracts in accumulation period:
            Qualified VI                                51,191.026   $     7.80   $        399,290
            Qualified X (1.15)                           2,585.884        10.13             26,195
            Qualified X (1.25)                           4,171.280         9.61             40,086
            Qualified XII (0.60)                         1,511.884         7.91             11,959
            Qualified XII (0.65)                           117.468         7.90                928
            Qualified XII (0.70)                            38.023         7.89                300
            Qualified XII (0.75)                            19.012         7.89                150
            Qualified XII (0.80)                        14,494.924         7.88            114,220
            Qualified XII (0.85)                           203.049         7.87              1,598
            Qualified XII (0.95)                         2,567.388         7.85             20,154
            Qualified XII (1.00)                        10,066.454         7.84             78,921
            Qualified XII (1.05)                         3,677.678         7.84             28,833
            Qualified XII (1.10)                         2,210.217         7.83             17,306
            Qualified XII (1.15)                           886.956         7.82              6,936
            Qualified XII (1.20)                           174.776         7.81              1,365
            Qualified XII (1.25)                           492.308         7.80              3,840
            Qualified XII (1.30)                            69.577         7.79                542
            Qualified XII (1.35)                            65.982         7.79                514
            Qualified XII (1.40)                           359.383         7.78              2,796
            Qualified XII (1.50)                            71.778         7.76                557
            Qualified XVI                                4,372.551         7.76             33,931

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING DSI ENHANCED INDEX (CONTINUED)
            Qualified XVII                               1,096.282   $     7.80   $          8,551
            Qualified XXIV                                  30.241         7.87                238
            Qualified XXV                                  141.318         7.89              1,115
                                                   ---------------                ----------------
                                                       100,615.439                $        800,325
                                                   ---------------

        ING ALGER AGGRESSIVE GROWTH - INITIAL
        CLASS
        Contracts in accumulation period:
            Qualified XXXI                               1,153.787   $    14.26   $         16,453
                                                   ---------------                ----------------
                                                         1,153.787                $         16,453
                                                   ===============                ================

        ING ALGER AGGRESSIVE GROWTH - SERVICE
        CLASS
        Contracts in accumulation period:
            Qualified VI                               713,645.886   $     7.17   $      5,116,841
            Qualified VIII                                 566.480         7.16              4,056
            Qualified X (1.15)                           2,838.241        10.46             29,688
            Qualified X (1.25)                          50,767.676        10.24            519,861
            Qualified XII (0.45)                         6,125.103         7.29             44,652
            Qualified XII (0.55)                           644.154         7.27              4,683
            Qualified XII (0.60)                        17,546.768         7.27            127,565
            Qualified XII (0.65)                         4,684.986         7.26             34,013
            Qualified XII (0.70)                         3,396.965         7.25             24,628
            Qualified XII (0.75)                        64,099.862         7.24            464,083
            Qualified XII (0.80)                        35,465.698         7.23            256,417
            Qualified XII (0.85)                        32,517.566         7.23            235,102
            Qualified XII (0.90)                         1,036.011         7.22              7,480
            Qualified XII (0.95)                        47,191.955         7.21            340,254
            Qualified XII (1.00)                       184,364.862         7.20          1,327,427
            Qualified XII (1.05)                         4,261.528         7.20             30,683
            Qualified XII (1.10)                         4,522.392         7.19             32,516
            Qualified XII (1.15)                           610.306         7.18              4,382
            Qualified XII (1.20)                         3,352.580         7.17             24,038
            Qualified XII (1.25)                         6,235.146         7.17             44,706
            Qualified XII (1.30)                            64.944         7.16                465
            Qualified XII (1.35)                             1.958         7.15                 14
            Qualified XII (1.40)                         4,213.025         7.14             30,081
            Qualified XII (1.50)                           494.951         7.13              3,529
            Qualified XV                                11,139.944         7.21             80,319
            Qualified XVI                               26,666.340         7.13            190,131
            Qualified XVII                               5,876.848         7.17             42,137
            Qualified XVIII                                715.157        10.49              7,502
            Qualified XXI                                2,644.675         7.23             19,121
            Qualified XXIV                              27,549.584         7.22            198,908
            Qualified XXV                               20,464.365         7.24            148,162

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING ALGER AGGRESSIVE GROWTH - SERVICE
        CLASS (CONTINUED)
            Qualified XXVI                               2,661.911   $     7.22   $         19,219
            Qualified XXXII                                692.233        10.30              7,130
                                                   ---------------                ----------------
                                                     1,287,060.100                $      9,419,793
                                                   ===============                ================

        ING ALGER GROWTH
        Contracts in accumulation period:
            Qualified VI                               112,672.738   $     8.62   $        971,239
            Qualified X (1.25)                          10,386.233         9.08             94,307
            Qualified XII (0.15)                           244.949         8.81              2,158
            Qualified XII (0.55)                         2,231.200         8.75             19,523
            Qualified XII (0.60)                         1,738.329         8.74             15,193
            Qualified XII (0.65)                           592.440         8.73              5,172
            Qualified XII (0.70)                         2,118.119         8.72             18,470
            Qualified XII (0.75)                         2,211.940         8.71             19,266
            Qualified XII (0.80)                        39,059.655         8.70            339,819
            Qualified XII (0.85)                         7,542.693         8.69             65,546
            Qualified XII (0.90)                            28.111         8.68                244
            Qualified XII (0.95)                         5,249.250         8.67             45,511
            Qualified XII (1.00)                        45,765.935         8.66            396,333
            Qualified XII (1.05)                         3,154.798         8.65             27,289
            Qualified XII (1.10)                         1,038.310         8.64              8,971
            Qualified XII (1.15)                           593.395         8.63              5,121
            Qualified XII (1.20)                         2,972.738         8.62             25,625
            Qualified XII (1.25)                         2,792.227         8.62             24,069
            Qualified XII (1.40)                           617.578         8.59              5,305
            Qualified XII (1.50)                         1,835.122         8.57             15,727
            Qualified XV                                   582.930         8.67              5,054
            Qualified XVI                                1,133.372         8.57              9,713
            Qualified XVII                               3,315.777         8.62             28,582
            Qualified XXI                                  750.575         8.70              6,530
            Qualified XXIV                               1,439.586         8.69             12,510
            Qualified XXV                                1,383.238         8.71             12,048
            Qualified XXVI                                 225.807         8.68              1,960
            Qualified XXXII                              1,233.044        10.38             12,799
                                                   ---------------                ----------------
                                                       252,910.089                $      2,194,084
                                                   ===============                ================

        ING AMERICAN CENTURY SMALL CAP VALUE
        Contracts in accumulation period:
            Qualified VI                               347,202.405   $    10.81   $      3,753,258
            Qualified X (1.15)                          15,801.385        10.83            171,129
            Qualified X (1.25)                          46,786.864        10.81            505,766
            Qualified XII (0.55)                         2,154.296        10.94             23,568
            Qualified XII (0.60)                           665.416        10.93              7,273

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING AMERICAN CENTURY SMALL CAP VALUE
          (CONTINUED)
            Qualified XII (0.65)                         2,083.517   $    10.92   $         22,752
            Qualified XII (0.70)                         9,749.725        10.92            106,467
            Qualified XII (0.75)                           171.586        10.91              1,872
            Qualified XII (0.80)                        24,846.789        10.90            270,830
            Qualified XII (0.85)                        17,021.304        10.89            185,362
            Qualified XII (0.90)                         2,242.555        10.88             24,399
            Qualified XII (0.95)                        13,129.991        10.87            142,723
            Qualified XII (1.00)                        69,707.735        10.86            757,026
            Qualified XII (1.05)                         2,930.507        10.85             31,796
            Qualified XII (1.10)                         1,689.022        10.84             18,309
            Qualified XII (1.15)                         2,652.816        10.83             28,730
            Qualified XII (1.20)                         2,295.194        10.82             24,834
            Qualified XII (1.25)                         1,134.043        10.81             12,259
            Qualified XII (1.35)                           125.926        10.80              1,360
            Qualified XII (1.40)                         3,999.166        10.79             43,151
            Qualified XII (1.45)                            13.544        10.78                146
            Qualified XII (1.50)                           174.373        10.77              1,878
            Qualified XV                                   231.003        10.87              2,511
            Qualified XVI                                6,055.989        10.77             65,223
            Qualified XVII                               1,909.806        10.81             20,645
            Qualified XVIII                              1,025.230        10.86             11,134
            Qualified XXI                                  293.119        10.90              3,195
            Qualified XXIV                               3,821.232        10.88             41,575
            Qualified XXV                                2,515.857        10.91             27,448
            Qualified XXVI                                  38.879        10.88                423
                                                   ---------------                ----------------
                                                       582,469.274                $      6,307,042
                                                   ===============                ================

        ING BARON SMALL CAP GROWTH
        Contracts in accumulation period:
            NYSUT 457                                  121,636.685   $    13.03   $      1,584,926
            Qualified VI                               640,334.673        11.45          7,331,832
            Qualified X (1.15)                          12,247.690        11.47            140,481
            Qualified X (1.25)                          38,745.676        11.45            443,638
            Qualified XII (0.15)                         2,498.112        11.65             29,103
            Qualified XII (0.55)                         1,179.706        11.58             13,661
            Qualified XII (0.60)                         1,712.532        11.57             19,814
            Qualified XII (0.65)                         8,963.062        11.56            103,613
            Qualified XII (0.70)                         9,295.152        11.55            107,359
            Qualified XII (0.75)                         3,531.802        11.54             40,757
            Qualified XII (0.80)                       224,099.913        11.53          2,583,872
            Qualified XII (0.85)                        22,344.358        11.52            257,407
            Qualified XII (0.90)                           476.542        11.51              5,485
            Qualified XII (0.95)                        20,763.043        11.50            238,775
            Qualified XII (1.00)                       142,763.620        11.49          1,640,354

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING BARON SMALL CAP GROWTH (CONTINUED)
            Qualified XII (1.05)                         2,374.761   $    11.49   $         27,286
            Qualified XII (1.10)                         3,277.352        11.48             37,624
            Qualified XII (1.15)                         2,541.935        11.47             29,156
            Qualified XII (1.20)                         2,646.248        11.46             30,326
            Qualified XII (1.25)                         6,757.642        11.45             77,375
            Qualified XII (1.35)                         2,464.129        11.43             28,165
            Qualified XII (1.40)                         2,488.354        11.42             28,417
            Qualified XII (1.50)                           532.983        11.40              6,076
            Qualified XV                                 1,792.522        11.50             20,614
            Qualified XVI                               11,562.281        11.40            131,810
            Qualified XVII                               1,066.725        11.45             12,214
            Qualified XVIII                                571.802        11.49              6,570
            Qualified XXI                                8,264.874        11.53             95,294
            Qualified XXIV                              10,787.066        11.52            124,267
            Qualified XXV                                2,591.421        11.54             29,905
            Qualified XXVI                               2,042.746        11.51             23,512
            Qualified XXXII                                716.618        10.23              7,331
                                                   ---------------                ----------------
                                                     1,313,072.025                $     15,257,019
                                                   ===============                ================

        ING GOLDMAN SACHS(R) CAPITAL GROWTH
        Contracts in accumulation period:
            Qualified VI                                26,245.590   $    10.09   $        264,818
            Qualified X (1.15)                           3,764.126         9.84             37,039
            Qualified X (1.25)                          13,719.094         9.27            127,176
            Qualified XII (0.60)                         1,566.471        10.23             16,025
            Qualified XII (0.65)                           352.153        10.22              3,599
            Qualified XII (0.70)                         5,701.175        10.21             58,209
            Qualified XII (0.75)                            18.529        10.20                189
            Qualified XII (0.80)                         9,184.086        10.18             93,494
            Qualified XII (0.85)                           626.352        10.17              6,370
            Qualified XII (0.90)                            85.039        10.16                864
            Qualified XII (0.95)                         1,900.493        10.15             19,290
            Qualified XII (1.00)                         7,582.742        10.14             76,889
            Qualified XII (1.05)                           441.560        10.13              4,473
            Qualified XII (1.10)                         2,041.502        10.12             20,660
            Qualified XII (1.15)                         1,150.148        10.11             11,628
            Qualified XII (1.20)                           551.287        10.10              5,568
            Qualified XII (1.25)                           259.068        10.09              2,614
            Qualified XII (1.35)                           123.260        10.06              1,240
            Qualified XII (1.40)                           534.428        10.05              5,371
            Qualified XII (1.45)                           605.478        10.04              6,079
            Qualified XII (1.50)                           474.975        10.03              4,764

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GOLDMAN SACHS(R) CAPITAL GROWTH
          (CONTINUED)
            Qualified XV                                   648.571   $    10.15   $          6,583
            Qualified XVI                                  276.271        10.03              2,771
            Qualified XXI                                    9.037        10.18                 92
            Qualified XXIV                               2,094.887        10.17             21,305
            Qualified XXV                                2,593.235        10.20             26,451
            Qualified XXXII                                290.260        10.37              3,010
                                                   ---------------                ----------------
                                                        82,839.817                $        826,571
                                                   ===============                ================

        ING JPMORGAN FLEMING INTERNATIONAL
        Currently payable annuity contracts:                                      $          5,601
        Contracts in accumulation period:
            Qualified III                                1,887.002   $    19.31             36,438
            Qualified V                                    168.450        18.13              3,054
            Qualified VI                             2,190,758.585        18.52         40,572,849
            Qualified VIII                              18,581.090        15.60            289,865
            Qualified X (1.15)                          30,213.897        18.71            565,302
            Qualified X (1.25)                         265,772.678        18.52          4,922,110
            Qualified XII (0.05)                        33,260.929        19.17            637,612
            Qualified XII (0.15)                             3.758         9.58                 36
            Qualified XII (0.15)                        25,701.357         9.58            246,219
            Qualified XII (0.25)                       253,284.519         9.56          2,421,400
            Qualified XII (0.35)                       159,550.789         9.51          1,517,328
            Qualified XII (0.45)                        54,422.516         9.46            514,837
            Qualified XII (0.55)                        44,447.447         9.40            417,806
            Qualified XII (0.60)                       188,555.651         9.38          1,768,652
            Qualified XII (0.65)                         9,713.583         9.35             90,822
            Qualified XII (0.70)                       122,127.360         9.32          1,138,227
            Qualified XII (0.75)                       199,552.688         9.30          1,855,840
            Qualified XII (0.80)                       594,567.144        10.47          6,225,118
            Qualified XII (0.85)                       416,310.629        12.89          5,366,244
            Qualified XII (0.90)                        14,013.161        10.41            145,877
            Qualified XII (0.95)                       193,123.065        12.79          2,470,044
            Qualified XII (1.00)                     1,055,499.137        12.74         13,447,059
            Qualified XII (1.05)                        77,592.986        12.69            984,655
            Qualified XII (1.10)                        32,186.561        12.65            407,160
            Qualified XII (1.15)                        18,650.000        12.60            234,990
            Qualified XII (1.20)                        25,441.594        12.55            319,292
            Qualified XII (1.25)                         9,373.040        12.50            117,163
            Qualified XII (1.30)                            97.992        12.45              1,220
            Qualified XII (1.35)                         1,440.773        12.41             17,880
            Qualified XII (1.40)                         5,542.557        12.36             68,506
            Qualified XII (1.45)                         1,147.522        12.31             14,126
            Qualified XII (1.50)                         3,713.040        12.27             45,559
            Qualified XV                                20,826.004        18.92            394,028
            Qualified XVI                               51,484.734        18.21            937,537

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING JPMORGAN FLEMING INTERNATIONAL
          (CONTINUED)
            Qualified XVII                                 935.745   $    18.52   $         17,330
            Qualified XVIII                              4,904.967        18.52             90,840
            Qualified XXI                               24,846.666        19.05            473,329
            Qualified XXIV                              39,739.141        12.80            508,661
            Qualified XXV                               11,412.480        18.83            214,897
            Qualified XXVI                               1,852.750        18.73             34,702
            Qualified XXVII                          1,754,269.234        19.47         34,155,622
            Qualified XXVIII                           128,136.476        19.41          2,487,129
            Qualified XXXII                             30,493.163        10.53            321,093
                                                   ---------------                ----------------
                                                     8,115,602.860                $    126,504,059
                                                   ===============                ================

        ING JPMORGAN MID CAP VALUE
        Contracts in accumulation period:
            Qualified VI                               184,071.052   $    11.78   $      2,168,357
            Qualified X (1.15)                           2,612.129        11.79             30,797
            Qualified X (1.25)                          21,348.641        11.78            251,487
            Qualified XII (0.45)                            97.150        11.93              1,159
            Qualified XII (0.55)                            55.667        11.91                663
            Qualified XII (0.60)                         1,074.454        11.90             12,786
            Qualified XII (0.65)                           568.040        11.89              6,754
            Qualified XII (0.70)                        14,669.697        11.88            174,276
            Qualified XII (0.75)                           126.622        11.87              1,503
            Qualified XII (0.80)                         2,467.707        11.86             29,267
            Qualified XII (0.85)                         9,542.447        11.85            113,078
            Qualified XII (0.90)                           705.912        11.84              8,358
            Qualified XII (0.95)                        17,546.999        11.83            207,581
            Qualified XII (1.00)                        52,794.247        11.82            624,028
            Qualified XII (1.05)                         2,816.850        11.81             33,267
            Qualified XII (1.10)                         2,299.576        11.80             27,135
            Qualified XII (1.15)                           553.605        11.79              6,527
            Qualified XII (1.20)                         3,971.053        11.78             46,779
            Qualified XII (1.25)                         1,084.550        11.78             12,776
            Qualified XII (1.35)                         1,777.721        11.76             20,906
            Qualified XII (1.40)                           449.702        11.75              5,284
            Qualified XII (1.50)                           376.556        11.73              4,417
            Qualified XV                                   300.930        11.83              3,560
            Qualified XVI                                3,007.758        11.73             35,281
            Qualified XVII                               2,454.329        11.78             28,912
            Qualified XXI                                  576.475        11.86              6,837
            Qualified XXIV                               4,365.823        11.85             51,735
            Qualified XXV                                6,075.822        11.87             72,120
            Qualified XXVI                               1,100.169        11.84             13,026
            Qualified XXXII                                 69.727        10.24                714
                                                   ---------------                ----------------
                                                       338,961.410                $      3,999,370
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING MFS CAPITAL OPPORTUNITIES
        Currently payable annuity contracts:                                      $        231,093
        Contracts in accumulation period:
            Qualified III                                  892.890   $    26.02             23,233
            Qualified V                                    872.401        21.16             18,460
            Qualified VI                             2,119,819.010        21.41         45,385,325
            Qualified VIII                               8,636.467        18.40            158,911
            Qualified X (1.15)                           9,839.316         9.36             92,096
            Qualified X (1.25)                         247,143.394         9.31          2,300,905
            Qualified XII (0.05)                        14,309.567        22.16            317,100
            Qualified XII (0.15)                        16,162.657         8.73            141,100
            Qualified XII (0.25)                       118,848.795         9.96          1,183,734
            Qualified XII (0.35)                        97,695.358         9.91            968,161
            Qualified XII (0.40)                       105,144.728        14.51          1,525,650
            Qualified XII (0.45)                        26,301.421         9.85            259,069
            Qualified XII (0.55)                        55,855.510         9.80            547,384
            Qualified XII (0.60)                       110,100.614         9.77          1,075,683
            Qualified XII (0.65)                        24,938.398         9.74            242,900
            Qualified XII (0.70)                       192,732.544         9.71          1,871,433
            Qualified XII (0.75)                       143,877.502         9.69          1,394,173
            Qualified XII (0.80)                       554,495.517        10.93          6,060,636
            Qualified XII (0.85)                       376,545.883        14.21          5,350,717
            Qualified XII (0.90)                        18,218.726        10.52            191,661
            Qualified XII (0.95)                       234,750.780        14.10          3,309,986
            Qualified XII (1.00)                     1,368,664.128        14.05         19,229,731
            Qualified XII (1.05)                        60,765.715        14.00            850,720
            Qualified XII (1.10)                        44,712.913        13.94            623,298
            Qualified XII (1.15)                        32,812.239        13.89            455,762
            Qualified XII (1.20)                        36,383.526        13.84            503,548
            Qualified XII (1.25)                        20,661.393        13.78            284,714
            Qualified XII (1.30)                         1,999.272        13.73             27,450
            Qualified XII (1.35)                         1,051.023        13.68             14,378
            Qualified XII (1.40)                        17,905.502        13.63            244,052
            Qualified XII (1.50)                         4,475.961        13.52             60,515
            Qualified XV                                18,851.577        21.87            412,284
            Qualified XVI                               34,926.211        21.06            735,546
            Qualified XVII                               2,168.239        21.41             46,422
            Qualified XVIII                              5,694.092         9.31             53,012
            Qualified XXI                               19,791.825        22.02            435,816
            Qualified XXIV                              53,129.128        14.11            749,652
            Qualified XXV                               25,447.886        21.76            553,746
            Qualified XXVI                               4,882.641        21.66            105,758
            Qualified XXVII                          1,836,501.792        26.23         48,171,442
            Qualified XXVIII                           199,931.740        26.15          5,228,215
            Qualified XXXII                              5,933.527        10.35             61,412
                                                   ---------------                ----------------
                                                     8,273,871.808                $    151,496,883
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING MFS GLOBAL GROWTH
        Contracts in accumulation period:
            Qualified VI                                54,283.656   $    10.83   $        587,892
            Qualified X (1.15)                           2,556.037        10.85             27,733
            Qualified X (1.25)                           9,878.855        10.83            106,988
            Qualified XII (0.65)                           183.547        10.94              2,008
            Qualified XII (0.70)                         3,531.839        10.93             38,603
            Qualified XII (0.75)                           909.341        10.92              9,930
            Qualified XII (0.80)                         2,816.040        10.91             30,723
            Qualified XII (0.85)                         2,790.917        10.90             30,421
            Qualified XII (0.90)                             9.917        10.89                108
            Qualified XII (0.95)                         7,248.713        10.88             78,866
            Qualified XII (1.00)                        24,101.931        10.88            262,229
            Qualified XII (1.05)                         1,364.305        10.87             14,830
            Qualified XII (1.10)                           725.230        10.86              7,876
            Qualified XII (1.15)                           652.995        10.85              7,085
            Qualified XII (1.20)                         2,984.779        10.84             32,355
            Qualified XII (1.25)                           622.161        10.83              6,738
            Qualified XII (1.35)                            96.762        10.81              1,046
            Qualified XII (1.40)                           386.018        10.80              4,169
            Qualified XII (1.50)                           169.295        10.78              1,825
            Qualified XV                                   295.221        10.88              3,212
            Qualified XXI                                   42.805        10.91                467
            Qualified XXIV                               2,348.899        10.90             25,603
            Qualified XXV                                1,174.267        10.92             12,823
            Qualified XXVI                                   5.418        10.89                 59
                                                   ---------------                ----------------
                                                       119,178.948                $      1,293,589
                                                   ===============                ================

        ING MFS RESEARCH EQUITY
        Contracts in accumulation period:
            Qualified I                                    602.964   $     9.11   $          5,493
            Qualified III                                  584.430        12.01              7,019
            Qualified IX                                 2,751.502        11.65             32,055
            Qualified V                                  1,218.897        13.60             16,577
            Qualified VI                             4,602,681.228        13.85         63,747,135
            Qualified VII                               83,945.346        11.71            983,000
            Qualified VIII                              11,217.295        11.68            131,018
            Qualified X (1.15)                           4,872.052        13.99             68,160
            Qualified X (1.25)                         484,939.495        13.85          6,716,412

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING MFS RESEARCH EQUITY (CONTINUED)
            Qualified XII (0.05)                        26,809.002   $    14.33   $        384,173
            Qualified XII (0.15)                        64,994.384         9.26            601,848
            Qualified XII (0.25)                       317,180.326         9.20          2,918,059
            Qualified XII (0.35)                       132,581.311         9.15          1,213,119
            Qualified XII (0.40)                        66,038.672         9.18            606,235
            Qualified XII (0.45)                        47,768.351         9.10            434,692
            Qualified XII (0.55)                        43,066.850         9.05            389,755
            Qualified XII (0.60)                       175,941.463         9.02          1,586,992
            Qualified XII (0.65)                        67,670.555         9.00            609,035
            Qualified XII (0.70)                       135,422.519         8.97          1,214,740
            Qualified XII (0.75)                       168,815.531         8.95          1,510,899
            Qualified XII (0.80)                       494,179.939         9.87          4,877,556
            Qualified XII (0.85)                       586,104.672         8.99          5,269,081
            Qualified XII (0.90)                        17,591.745         9.57            168,353
            Qualified XII (0.95)                       284,368.834         8.92          2,536,570
            Qualified XII (1.00)                     1,074,704.500         8.89          9,554,123
            Qualified XII (1.05)                        56,375.706         8.85            498,925
            Qualified XII (1.10)                        45,679.478         8.82            402,893
            Qualified XII (1.15)                        52,502.051         8.78            460,968
            Qualified XII (1.20)                        50,580.457         8.75            442,579
            Qualified XII (1.25)                        14,768.004         8.72            128,777
            Qualified XII (1.30)                         1,816.705         8.68             15,769
            Qualified XII (1.40)                         5,695.708         8.62             49,097
            Qualified XII (1.50)                         3,955.322         8.55             33,818
            Qualified XIX                                3,646.542         9.11             33,220
            Qualified XV                                20,671.782        14.14            292,299
            Qualified XVI                              105,874.817        13.62          1,442,015
            Qualified XVII                              93,467.942        13.85          1,294,531
            Qualified XVIII                             25,230.181        13.85            349,438
            Qualified XX                                 4,690.008        12.01             56,327
            Qualified XXI                               37,739.607        14.24            537,412
            Qualified XXIV                             158,490.369         8.93          1,415,319
            Qualified XXIX                               1,222.148        12.01             14,678
            Qualified XXV                               29,398.081        14.07            413,631
            Qualified XXVI                              13,635.831        14.01            191,038
            Qualified XXVII                            858,894.033        13.24         11,371,757
            Qualified XXVIII                            68,628.182        13.20            905,892
            Qualified XXX                               60,055.416        11.91            715,260
            Qualified XXXII                            138,029.497        10.34          1,427,225
                                                   ---------------                ----------------
                                                    10,747,099.730                $    128,074,967
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING OPCAP BALANCED VALUE
        Contracts in accumulation period:
            Qualified VI                               403,313.559   $    12.39   $      4,997,055
            Qualified VIII                                 892.252        12.39             11,055
            Qualified X (1.15)                          11,412.186        10.75            122,681
            Qualified X (1.25)                          66,000.583        10.29            679,146
            Qualified XII (0.55)                           110.334        12.58              1,388
            Qualified XII (0.60)                         2,769.690        12.57             34,815
            Qualified XII (0.65)                           639.522        12.55              8,026
            Qualified XII (0.70)                         4,387.879        12.54             55,024
            Qualified XII (0.75)                         3,219.394        12.53             40,339
            Qualified XII (0.80)                        35,226.379        12.51            440,682
            Qualified XII (0.85)                        17,039.600        12.50            212,995
            Qualified XII (0.90)                           409.535        12.48              5,111
            Qualified XII (0.95)                        29,964.876        12.47            373,662
            Qualified XII (1.00)                       118,332.183        12.46          1,474,419
            Qualified XII (1.05)                         3,090.836        12.44             38,450
            Qualified XII (1.10)                         5,104.827        12.43             63,453
            Qualified XII (1.15)                         2,076.329        12.42             25,788
            Qualified XII (1.20)                         1,371.290        12.40             17,004
            Qualified XII (1.25)                         3,839.548        12.39             47,572
            Qualified XII (1.30)                           136.834        12.38              1,694
            Qualified XII (1.35)                             1.213        12.37                 15
            Qualified XII (1.40)                           939.919        12.35             11,608
            Qualified XII (1.50)                           115.329        12.33              1,422
            Qualified XV                                   589.816        12.47              7,355
            Qualified XVI                                4,377.859        12.33             53,979
            Qualified XVII                               4,710.250        12.39             58,360
            Qualified XXI                                1,003.437        12.51             12,553
            Qualified XXIV                               7,773.019        12.49             97,085
            Qualified XXV                               20,140.702        12.53            252,363
            Qualified XXVI                               2,093.990        12.48             26,133
            Qualified XXXII                              1,123.181        10.31             11,580
                                                   ---------------                ----------------
                                                       752,206.351                $      9,182,812
                                                   ===============                ================

        ING PIMCO TOTAL RETURN
        Contracts in accumulation period:
            NYSUT 457                                  189,541.362   $    10.13   $      1,920,054
            Qualified VI                             1,363,706.812        11.01         15,014,412
            Qualified VIII                                 443.869        11.01              4,887
            Qualified X (1.15)                             224.479        11.03              2,476
            Qualified X (1.25)                         147,674.478        11.01          1,625,896
            Qualified XII (0.15)                         3,240.625        11.20             36,295

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING PIMCO TOTAL RETURN (CONTINUED)
            Qualified XII (0.45)                        14,204.122   $    11.16   $        158,518
            Qualified XII (0.55)                        13,853.411        11.14            154,327
            Qualified XII (0.60)                        21,807.457        11.13            242,717
            Qualified XII (0.65)                        13,179.227        11.12            146,553
            Qualified XII (0.70)                        24,374.798        11.11            270,804
            Qualified XII (0.75)                        55,353.424        11.10            614,423
            Qualified XII (0.80)                        91,271.081        11.10          1,013,109
            Qualified XII (0.85)                        59,741.839        11.09            662,537
            Qualified XII (0.90)                        20,125.722        11.08            222,993
            Qualified XII (0.95)                       185,400.000        11.07          2,052,378
            Qualified XII (1.00)                       415,621.881        11.06          4,596,778
            Qualified XII (1.05)                        25,165.701        11.05            278,081
            Qualified XII (1.10)                        16,758.786        11.04            185,017
            Qualified XII (1.15)                        12,015.594        11.03            132,532
            Qualified XII (1.20)                        17,091.016        11.02            188,343
            Qualified XII (1.25)                        19,253.406        11.01            211,980
            Qualified XII (1.30)                         4,202.273        11.00             46,225
            Qualified XII (1.35)                         3,593.904        10.99             39,497
            Qualified XII (1.40)                         7,013.935        10.98             77,013
            Qualified XII (1.45)                           792.252        10.97              8,691
            Qualified XII (1.50)                         4,380.401        10.97             48,053
            Qualified XV                                12,577.597        11.07            139,234
            Qualified XVI                               24,560.620        10.97            269,430
            Qualified XVII                               3,555.404        11.01             39,145
            Qualified XVIII                              1,185.986        11.06             13,117
            Qualified XXI                                5,072.342        11.10             56,303
            Qualified XXIV                              14,593.592        11.08            161,697
            Qualified XXV                               11,029.370        11.10            122,426
            Qualified XXVI                               9,291.516        11.08            102,950
            Qualified XXVIII                            31,234.720        11.06            345,456
            Qualified XXXII                              2,227.046        10.02             22,315
                                                   ---------------                ----------------
                                                     2,845,360.048                $     31,226,662
                                                   ===============                ================

        ING SALOMON BROTHERS AGGRESSIVE GROWTH
        Currently payable annuity contracts:                                      $         77,873
        Contracts in accumulation period:
            Qualified III                                5,527.692   $    13.00             71,860
            Qualified V                                  1,261.333        12.75             16,082
            Qualified VI                             7,469,333.953        12.90         96,354,408
            Qualified VIII                              12,687.195        13.51            171,404
            Qualified X (1.15)                          62,500.077        13.03            814,376
            Qualified X (1.25)                         866,224.961        12.90         11,174,302

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING SALOMON BROTHERS AGGRESSIVE GROWTH
          (CONTINUED)
            Qualified XII (0.05)                       115,779.026   $    13.35   $      1,545,650
            Qualified XII (0.15)                       106,846.393         9.01            962,686
            Qualified XII (0.25)                       563,410.998         7.82          4,405,874
            Qualified XII (0.35)                       298,733.204         7.77          2,321,157
            Qualified XII (0.40)                       294,978.000         9.00          2,654,802
            Qualified XII (0.45)                       103,792.108         7.73            802,313
            Qualified XII (0.55)                        76,487.891         7.68            587,427
            Qualified XII (0.60)                       493,972.585         7.66          3,783,830
            Qualified XII (0.65)                        40,779.843         7.64            311,558
            Qualified XII (0.70)                       341,696.457         7.62          2,603,727
            Qualified XII (0.75)                       538,408.948         7.60          4,091,908
            Qualified XII (0.80)                     2,228,249.511         8.18         18,227,081
            Qualified XII (0.85)                       901,390.465         8.81          7,941,250
            Qualified XII (0.90)                        56,061.626         7.87            441,205
            Qualified XII (0.95)                       556,545.143         8.75          4,869,770
            Qualified XII (1.00)                     3,231,773.479         8.71         28,148,747
            Qualified XII (1.05)                       249,182.488         8.68          2,162,904
            Qualified XII (1.10)                        94,672.255         8.65            818,915
            Qualified XII (1.15)                        77,676.539         8.61            668,795
            Qualified XII (1.20)                       142,848.718         8.58          1,225,642
            Qualified XII (1.25)                        66,465.614         8.55            568,281
            Qualified XII (1.30)                         7,086.956         8.51             60,310
            Qualified XII (1.35)                         1,737.146         8.48             14,731
            Qualified XII (1.40)                        22,621.657         8.45            191,153
            Qualified XII (1.45)                            26.128         8.42                220
            Qualified XII (1.50)                        11,484.505         8.39             96,355
            Qualified XV                                17,631.108        13.18            232,378
            Qualified XVI                              136,527.760        12.68          1,731,172
            Qualified XVII                              16,315.504        12.90            210,470
            Qualified XVIII                             20,392.791        12.90            263,067
            Qualified XXI                              114,337.830        13.27          1,517,263
            Qualified XXII                                 235.356        13.35              3,142
            Qualified XXIV                             245,112.228         8.75          2,144,732
            Qualified XXV                               92,956.674        13.11          1,218,662
            Qualified XXVI                              20,703.065        13.05            270,175
            Qualified XXVII                          2,191,574.676        13.11         28,731,544
            Qualified XXVIII                           371,342.081        13.07          4,853,441
            Qualified XXXII                             40,065.875        10.52            421,493
                                                   ---------------                ----------------
                                                    22,307,437.842                $    239,784,135
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING SALOMON BROTHERS FUNDAMENTAL VALUE
        Contracts in accumulation period:
            Qualified VI                               319,789.413   $    16.53   $      5,286,119
            Qualified X (1.25)                          26,125.890        10.39            271,448
            Qualified XII (0.55)                           621.990        16.78             10,437
            Qualified XII (0.60)                         2,354.117        16.76             39,455
            Qualified XII (0.65)                           331.661        16.74              5,552
            Qualified XII (0.70)                         3,047.699        16.73             50,988
            Qualified XII (0.75)                         2,752.783        16.71             45,999
            Qualified XII (0.80)                        59,760.275        16.69            997,399
            Qualified XII (0.85)                        10,460.648        16.67            174,379
            Qualified XII (0.90)                         1,605.105        16.65             26,725
            Qualified XII (0.95)                        14,233.173        16.64            236,840
            Qualified XII (1.00)                       104,198.255        16.62          1,731,775
            Qualified XII (1.05)                         3,117.771        16.60             51,755
            Qualified XII (1.10)                         1,487.395        16.58             24,661
            Qualified XII (1.15)                         2,398.249        16.56             39,715
            Qualified XII (1.20)                           736.737        16.55             12,193
            Qualified XII (1.25)                         1,180.218        16.53             19,509
            Qualified XII (1.35)                             0.909        16.49                 15
            Qualified XII (1.40)                           612.440        16.48             10,093
            Qualified XII (1.50)                           275.669        16.44              4,532
            Qualified XV                                   185.757        16.64              3,091
            Qualified XVI                                2,526.034        16.44             41,528
            Qualified XVII                               3,088.385        16.53             51,051
            Qualified XVIII                                463.798        10.69              4,958
            Qualified XXI                                1,608.508        16.69             26,846
            Qualified XXIV                               3,072.989        16.66             51,196
            Qualified XXV                                9,856.972        16.71            164,710
            Qualified XXVI                               1,878.678        16.65             31,280
                                                   ---------------                ----------------
                                                       577,771.518                $      9,414,249
                                                   ===============                ================

        ING SALOMON BROTHERS INVESTORS VALUE
        Contracts in accumulation period:
            Qualified VI                               166,130.087   $    12.73   $      2,114,836
            Qualified X (1.15)                           4,438.976        10.16             45,100
            Qualified X (1.25)                          21,517.004         9.88            212,588
            Qualified XII (0.55)                         2,305.495        12.92             29,787
            Qualified XII (0.60)                         3,471.727        12.91             44,820
            Qualified XII (0.65)                         1,436.462        12.89             18,516
            Qualified XII (0.70)                         6,871.196        12.88             88,501
            Qualified XII (0.75)                         1,331.026        12.86             17,117
            Qualified XII 0.80)                          9,855.720        12.85            126,646

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING SALOMON BROTHERS INVESTORS VALUE
          (CONTINUED)
            Qualified XII (0.85)                         4,173.287   $    12.84   $         53,585
            Qualified XII (0.90)                           740.406        12.82              9,492
            Qualified XII (0.95)                        13,914.598        12.81            178,246
            Qualified XII (1.00)                        60,810.938        12.80            778,380
            Qualified XII (1.05)                           625.821        12.78              7,998
            Qualified XII (1.10)                           621.378        12.77              7,935
            Qualified XII (1.15)                           614.745        12.75              7,838
            Qualified XII (1.20)                         1,027.551        12.74             13,091
            Qualified XII (1.25)                         2,345.483        12.73             29,858
            Qualified XII (1.40)                           973.601        12.69             12,355
            Qualified XII (1.50)                           250.553        12.66              3,172
            Qualified XV                                 1,465.964        12.81             18,779
            Qualified XVI                                1,748.341        12.66             22,134
            Qualified XVIII                                630.128        10.19              6,421
            Qualified XXI                                  286.303        12.85              3,679
            Qualified XXIV                               6,384.490        12.83             81,913
            Qualified XXV                                1,205.054        12.86             15,497
            Qualified XXVI                               4,132.839        12.82             52,983
            Qualified XXXII                              1,727.735        10.42             18,003
                                                   ---------------                ----------------
                                                       321,036.908                $      4,019,270
                                                   ===============                ================

        ING T. ROWE PRICE GROWTH EQUITY
        Currently payable annuity contracts:                                      $        291,719
        Contracts in accumulation period:
            Qualified III                                2,064.391   $    21.68             44,756
            Qualified V                                  2,281.098        18.94             43,204
            Qualified VI                             5,305,707.287        18.80         99,747,297
            Qualified VIII                               6,342.545        19.18            121,650
            Qualified X (1.15)                          41,742.985        21.24            886,621
            Qualified X (1.25)                         503,621.083        21.06         10,606,260
            Qualified XII (0.05)                        21,202.674        19.45            412,392
            Qualified XII (0.15)                           690.646        10.37              7,162
            Qualified XII (0.15)                        32,149.180        10.37            333,387
            Qualified XII (0.25)                       317,265.477        12.05          3,823,049
            Qualified XII (0.35)                        71,721.017        11.99            859,935
            Qualified XII (0.40)                       134,384.641        18.23          2,449,832
            Qualified XII (0.45)                        83,327.433        11.92            993,263
            Qualified XII (0.55)                        59,254.093        11.85            702,161
            Qualified XII (0.60)                       254,412.267        11.82          3,007,153
            Qualified XII (0.65)                        47,932.824        11.79            565,128
            Qualified XII (0.70)                       215,590.893        11.75          2,533,193
            Qualified XII (0.75)                       331,183.362        11.72          3,881,469
            Qualified XII (0.80)                     1,253,252.525        12.87         16,129,360
            Qualified XII (0.85)                       318,275.294        17.85          5,681,214

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING T. ROWE PRICE GROWTH EQUITY
          (CONTINUED)
            Qualified XII (0.90)                        30,895.817   $    12.43   $        384,035
            Qualified XII (0.95)                       380,043.115        17.72          6,734,364
            Qualified XII (1.00)                     1,232,989.292        17.65         21,762,261
            Qualified XII (1.05)                       121,621.673        17.58          2,138,109
            Qualified XII (1.10)                        63,305.593        17.52          1,109,114
            Qualified XII (1.15)                        23,142.235        17.45            403,832
            Qualified XII (1.20)                        45,410.242        17.38            789,230
            Qualified XII (1.25)                        28,394.631        17.32            491,795
            Qualified XII (1.30)                         5,378.725        17.25             92,783
            Qualified XII (1.35)                         2,783.178        17.18             47,815
            Qualified XII (1.40)                        19,592.582        17.12            335,425
            Qualified XII (1.45)                           357.067        17.05              6,088
            Qualified XII (1.50)                         1,848.146        16.99             31,400
            Qualified XV                                15,550.209        19.20            298,564
            Qualified XVI                              111,932.089        18.48          2,068,505
            Qualified XVII                              24,998.085        18.80            469,964
            Qualified XVIII                             20,290.313        21.06            427,314
            Qualified XXI                               48,392.033        19.33            935,418
            Qualified XXII                                  51.363        19.45                999
            Qualified XXIV                             113,726.678        17.73          2,016,374
            Qualified XXV                               55,851.728        19.10          1,066,768
            Qualified XXVI                              25,227.091        19.01            479,567
            Qualified XXVII                          1,670,473.330        21.86         36,516,547
            Qualified XXVIII                           671,146.168        21.79         14,624,275
            Qualified XXXI                               1,660.692        13.00             21,589
            Qualified XXXII                             22,238.825        10.38            230,839
                                                   ---------------                ----------------
                                                    13,739,702.615                $    246,603,179
                                                   ===============                ================

        ING UBS TACTICAL ASSET ALLOCATION
        Contracts in accumulation period:
            Qualified VI                                13,349.747   $    29.59   $        395,019
            Qualified X (1.25)                          28,571.099         9.55            272,854
            Qualified XII (0.55)                           378.762        30.04             11,378
            Qualified XII (0.60)                           743.367        30.00             22,301
            Qualified XII (0.65)                            26.894        29.97                806
            Qualified XII (0.70)                           149.399        29.94              4,473
            Qualified XII (0.75)                            88.532        29.91              2,648
            Qualified XII (0.80)                           239.893        29.88              7,168
            Qualified XII (0.85)                           361.260        29.84             10,780
            Qualified XII (0.95)                           223.942        29.78              6,669
            Qualified XII (1.00)                         1,984.975        29.75             59,053
            Qualified XII (1.05)                           206.023        29.72              6,123
            Qualified XII (1.10)                            17.621        29.68                523

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING UBS TACTICAL ASSET ALLOCATION
          (CONTINUED)
            Qualified XII (1.15)                            51.535   $    29.65   $          1,528
            Qualified XII (1.20)                         1,047.670        29.62             31,032
            Qualified XII (1.25)                         1,126.428        29.59             33,331
            Qualified XII (1.40)                           139.132        29.49              4,103
            Qualified XII (1.50)                            64.594        29.43              1,901
            Qualified XVI                                  264.016        29.43              7,770
            Qualified XXIV                                 150.386        29.83              4,486
            Qualified XXV                                  853.995        29.91             25,543
            Qualified XXVI                                  46.293        29.81              1,380
                                                   ---------------                ----------------
                                                        50,085.563                $        910,869
                                                   ===============                ================

        ING VAN KAMPEN COMSTOCK
        Contracts in accumulation period:
            NYSUT 457                                  302,672.173   $    12.47   $      3,774,322
            Qualified VI                             1,310,403.572        10.64         13,942,694
            Qualified X (1.15)                          14,877.299        10.66            158,592
            Qualified X (1.25)                          63,213.628        10.64            672,593
            Qualified XII (0.15)                           100.832        10.82              1,091
            Qualified XII (0.55)                           142.565        10.76              1,534
            Qualified XII (0.60)                         3,399.163        10.75             36,541
            Qualified XII (0.65)                           390.326        10.75              4,196
            Qualified XII (0.70)                        15,518.901        10.74            166,673
            Qualified XII (0.75)                        28,893.383        10.73            310,026
            Qualified XII (0.80)                       345,077.612        10.72          3,699,232
            Qualified XII (0.85)                        35,509.711        10.71            380,309
            Qualified XII (0.90)                         1,487.103        10.70             15,912
            Qualified XII (0.95)                        33,092.236        10.69            353,756
            Qualified XII (1.00)                       660,397.846        10.68          7,053,049
            Qualified XII (1.05)                         9,135.895        10.67             97,480
            Qualified XII (1.10)                         3,059.662        10.66             32,616
            Qualified XII (1.15)                         4,602.908        10.66             49,067
            Qualified XII (1.20)                         4,412.300        10.65             46,991
            Qualified XII (1.25)                         4,064.662        10.64             43,248
            Qualified XII (1.30)                           388.241        10.63              4,127
            Qualified XII (1.35)                           235.876        10.62              2,505
            Qualified XII (1.40)                         1,448.916        10.61             15,373
            Qualified XII (1.45)                            28.679        10.60                304
            Qualified XII (1.50)                           258.263        10.59              2,735
            Qualified XV                                 3,989.897        10.69             42,652
            Qualified XVI                                9,550.236        10.59            101,137
            Qualified XVII                               4,429.229        10.64             47,127

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VAN KAMPEN COMSTOCK (CONTINUED)
            Qualified XVIII                              6,116.667   $    10.68   $         65,326
            Qualified XXI                                  750.840        10.72              8,049
            Qualified XXIV                              76,703.174        10.71            821,491
            Qualified XXV                                5,029.823        10.73             53,970
            Qualified XXVI                                 682.617        10.70              7,304
            Qualified XXXII                                568.260        10.46              5,944
                                                   ---------------                ----------------
                                                     2,950,632.495                $     32,017,966
                                                   ===============                ================

        ING VP STRATEGIC ALLOCATION BALANCED
        Currently payable annuity contracts:                                      $         57,623
        Contracts in accumulation period:
            Qualified V                                     28.800   $    15.59                449
            Qualified VI                             1,738,315.126        15.80         27,465,379
            Qualified X (1.15)                          10,610.423        16.31            173,056
            Qualified X (1.25)                         216,638.775        16.17          3,503,049
            Qualified XII (0.00)                        10,328.910        10.55            108,970
            Qualified XII (0.05)                        20,028.257        16.35            327,462
            Qualified XII (0.25)                        89,555.195        10.78            965,405
            Qualified XII (0.35)                         5,919.403        10.72             63,456
            Qualified XII (0.40)                       184,581.426        14.86          2,742,880
            Qualified XII (0.45)                        10,544.184        10.66            112,401
            Qualified XII (0.55)                         3,979.717        10.60             42,185
            Qualified XII (0.60)                        12,588.363        10.57            133,059
            Qualified XII (0.65)                       102,180.361        10.54          1,076,981
            Qualified XII (0.70)                        81,971.361        10.51            861,519
            Qualified XII (0.75)                       164,824.237        10.48          1,727,358
            Qualified XII (0.80)                       194,851.542        11.02          2,147,264
            Qualified XII (0.85)                       114,704.807        14.56          1,670,102
            Qualified XII (0.90)                           525.046        10.82              5,681
            Qualified XII (0.95)                        78,120.692        14.45          1,128,844
            Qualified XII (1.00)                       256,283.461        14.39          3,687,919
            Qualified XII (1.05)                        78,983.612        14.34          1,132,625
            Qualified XII (1.10)                        75,674.790        14.28          1,080,636
            Qualified XII (1.15)                        17,205.552        14.23            244,835
            Qualified XII (1.20)                       327,870.572        14.17          4,645,926
            Qualified XII (1.25)                        21,896.884        14.12            309,184
            Qualified XII (1.30)                         4,870.149        14.07             68,523
            Qualified XII (1.35)                            32.120        14.01                450
            Qualified XII (1.40)                        25,054.943        13.96            349,767
            Qualified XII (1.45)                           197.986        13.90              2,752
            Qualified XII (1.50)                         6,057.040        13.85             83,890
            Qualified XV                                 2,794.424        16.14             45,102

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP STRATEGIC ALLOCATION BALANCED
          (CONTINUED)
            Qualified XVI                               35,932.433   $    15.54   $        558,390
            Qualified XVII                              10,241.559        16.17            165,606
            Qualified XVIII                             11,545.076        16.55            191,071
            Qualified XXI                                6,848.000        16.25            111,280
            Qualified XXII                                 508.930        16.35              8,321
            Qualified XXIV                               7,691.079        14.46            111,213
            Qualified XXV                                6,373.049        16.14            102,861
            Qualified XXVII                             49,779.912        15.93            792,994
            Qualified XXVIII                            24,329.975        15.88            386,360
            Qualified XXXII                              5,152.734        10.24             52,764
                                                   ---------------                ----------------
                                                     4,015,620.905                $     58,445,592
                                                   ===============                ================

        ING VP STRATEGIC ALLOCATION GROWTH
        Contracts in accumulation period:
            Qualified III                                  321.517   $    16.08   $          5,170
            Qualified VI                             2,208,844.217        16.08         35,518,215
            Qualified VIII                                   8.588        16.07                138
            Qualified X (1.15)                          30,633.453        16.68            510,966
            Qualified X (1.25)                         268,308.283        16.54          4,437,819
            Qualified XII (0.00)                            74.374        10.38                772
            Qualified XII (0.00)                         5,789.884        10.38             60,099
            Qualified XII (0.05)                         4,907.272        16.64             81,657
            Qualified XII (0.25)                       150,984.615        10.14          1,530,984
            Qualified XII (0.35)                         8,961.249        10.09             90,419
            Qualified XII (0.40)                        66,223.454        14.88            985,405
            Qualified XII (0.45)                        16,183.350        10.03            162,319
            Qualified XII (0.55)                         2,413.641         9.97             24,064
            Qualified XII (0.60)                         5,823.340         9.94             57,884
            Qualified XII (0.65)                       281,342.540         9.92          2,790,918
            Qualified XII (0.70)                       115,950.657         9.89          1,146,752
            Qualified XII (0.75)                       220,663.996         9.86          2,175,747
            Qualified XII (0.80)                       214,052.581        10.46          2,238,990
            Qualified XII (0.85)                       186,384.352        14.57          2,715,620
            Qualified XII (0.90)                         3,044.780        10.25             31,209
            Qualified XII (0.95)                        87,531.812        14.46          1,265,710
            Qualified XII (1.00)                       514,283.900        14.41          7,410,831
            Qualified XII (1.05)                        92,837.700        14.35          1,332,221
            Qualified XII (1.10)                        51,467.063        14.30            735,979
            Qualified XII (1.15)                        22,300.562        14.24            317,560
            Qualified XII (1.20)                        54,980.902        14.19            780,179
            Qualified XII (1.25)                        14,992.569        14.13            211,845
            Qualified XII (1.30)                         5,547.230        14.08             78,105
            Qualified XII (1.35)                           227.156        14.03              3,187

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP STRATEGIC ALLOCATION GROWTH
          (CONTINUED)
            Qualified XII (1.40)                        11,676.593   $    13.97   $        163,122
            Qualified XII (1.45)                           929.167        13.92             12,934
            Qualified XII (1.50)                         9,371.089        13.87            129,977
            Qualified XV                                 3,718.088        16.42             61,051
            Qualified XVI                               40,615.750        15.81            642,135
            Qualified XVII                                 682.918        16.45             11,234
            Qualified XVIII                              4,743.913        16.92             80,267
            Qualified XXI                               10,039.722        16.54            166,057
            Qualified XXII                               1,445.854        16.64             24,059
            Qualified XXIV                              23,106.220        14.47            334,347
            Qualified XXV                               12,205.055        16.42            200,407
            Qualified XXVI                                 494.247        16.34              8,076
            Qualified XXVII                             54,494.263        16.21            883,352
            Qualified XXVIII                            19,709.653        16.16            318,508
            Qualified XXXII                              9,415.907        10.31             97,078
                                                   ---------------                ----------------
                                                     4,837,733.476                $     69,833,368
                                                   ===============                ================

        ING VP STRATEGIC ALLOCATION INCOME
        Currently payable annuity contracts:                                      $        139,330
        Contracts in accumulation period:
            Qualified III                                1,111.418   $    15.94             17,716
            Qualified VI                               902,309.912        15.94         14,382,820
            Qualified X (1.15)                          33,847.059        16.15            546,630
            Qualified X (1.25)                         210,476.265        16.01          3,369,725
            Qualified XII (0.00)                           555.307        10.74              5,964
            Qualified XII (0.00)                         6,490.503        10.74             69,708
            Qualified XII (0.05)                        31,344.546        16.50            517,185
            Qualified XII (0.25)                        29,897.892        11.86            354,589
            Qualified XII (0.35)                        10,641.356        11.80            125,568
            Qualified XII (0.40)                        59,349.380        15.31            908,639
            Qualified XII (0.45)                        11,018.841        11.73            129,251
            Qualified XII (0.55)                        12,106.855        11.67            141,287
            Qualified XII (0.60)                         6,035.082        11.63             70,188
            Qualified XII (0.65)                         5,924.224        11.60             68,721
            Qualified XII (0.70)                        54,390.925        11.57            629,303
            Qualified XII (0.75)                        50,090.035        11.54            578,039
            Qualified XII (0.80)                       145,136.882        11.93          1,731,483
            Qualified XII (0.85)                        67,736.933        15.00          1,016,054
            Qualified XII (0.90)                         2,464.122        11.79             29,052
            Qualified XII (0.95)                        44,191.734        14.88            657,573
            Qualified XII (1.00)                       276,553.001        14.83          4,101,281
            Qualified XII (1.05)                        38,276.912        14.77            565,350

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP STRATEGIC ALLOCATION INCOME
          (CONTINUED)
            Qualified XII (1.10)                        28,751.121   $    14.71   $        422,929
            Qualified XII (1.15)                         8,613.165        14.66            126,269
            Qualified XII (1.20)                        20,710.822        14.60            302,378
            Qualified XII (1.25)                         8,080.000        14.55            117,564
            Qualified XII (1.30)                         2,875.707        14.49             41,669
            Qualified XII (1.35)                           137.119        14.44              1,980
            Qualified XII (1.40)                         7,472.253        14.38            107,451
            Qualified XII (1.45)                           101.675        14.33              1,457
            Qualified XII (1.50)                         1,230.974        14.27             17,566
            Qualified XV                                   530.817        16.29              8,647
            Qualified XVI                               18,307.015        15.68            287,054
            Qualified XVII                              16,709.436        16.32            272,698
            Qualified XVIII                             35,085.296        16.39            575,048
            Qualified XXI                                4,511.098        16.40             73,982
            Qualified XXIV                               3,842.310        14.89             57,212
            Qualified XXV                                7,298.895        16.28            118,826
            Qualified XXVI                                 498.518        16.20              8,076
            Qualified XXVII                             49,924.503        16.08            802,786
            Qualified XXVIII                            16,714.847        16.03            267,939
            Qualified XXXII                              6,893.713        10.18             70,178
                                                   ---------------                ----------------
                                                     2,238,238.468                $     33,837,165
                                                   ===============                ================

        ING VP GROWTH AND INCOME
        Currently payable annuity contracts:                                      $    168,095,249
        Contracts in accumulation period:
            Qualified I                                 57,848.585   $   245.51         14,202,406
            Qualified III                                  294.840       186.23             54,908
            Qualified IX                                 8,965.563        18.12            162,456
            Qualified V                                    696.493        18.82             13,108
            Qualified VI                            55,129,399.580        19.02      1,048,561,180
            Qualified VII                            4,716,596.274        17.98         84,804,401
            Qualified VIII                              52,589.632        17.65            928,207
            Qualified X (1.15)                         443,340.240        19.21          8,516,566
            Qualified X (1.25)                       8,911,586.225        19.02        169,498,370
            Qualified XII (0.00)                       534,159.447         9.05          4,834,143
            Qualified XII (0.05)                       310,107.063        19.68          6,102,907
            Qualified XII (0.25)                     3,821,284.321         8.10         30,952,403
            Qualified XII (0.35)                       684,493.913         8.05          5,510,176
            Qualified XII (0.40)                       185,234.743        13.24          2,452,508
            Qualified XII (0.45)                       463,259.176         8.01          3,710,706
            Qualified XII (0.55)                       655,875.000         7.96          5,220,765
            Qualified XII (0.60)                     2,670,005.920         7.94         21,199,847
            Qualified XII (0.65)                       322,235.607         7.92          2,552,106

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP GROWTH AND INCOME (CONTINUED)
            Qualified XII (0.70)                     1,655,663.244   $     7.89   $     13,063,183
            Qualified XII (0.75)                     2,493,571.665         7.87         19,624,409
            Qualified XII (0.80)                     7,714,135.888         8.61         66,418,710
            Qualified XII (0.85)                     4,448,546.877        12.97         57,697,653
            Qualified XII (0.90)                       208,104.442         8.33          1,733,510
            Qualified XII (0.95)                     2,504,148.873        12.87         32,228,396
            Qualified XII (1.00)                    11,175,836.505        12.82        143,274,224
            Qualified XII (1.05)                       440,192.639        12.77          5,621,260
            Qualified XII (1.10)                       290,138.571        12.73          3,693,464
            Qualified XII (1.15)                       268,967.902        12.68          3,410,513
            Qualified XII (1.20)                       240,746.714        12.63          3,040,631
            Qualified XII (1.25)                       102,355.008        12.58          1,287,626
            Qualified XII (1.30)                        10,758.899        12.53            134,809
            Qualified XII (1.35)                         8,525.461        12.49            106,483
            Qualified XII (1.40)                        40,201.206        12.44            500,103
            Qualified XII (1.45)                           120.743        12.39              1,496
            Qualified XII (1.50)                        15,852.918        12.34            195,625
            Qualified XIX                               21,163.867       249.58          5,282,078
            Qualified XV                               428,543.615        19.42          8,322,317
            Qualified XVI                              863,597.272        18.70         16,149,269
            Qualified XVII                           2,901,192.758        19.33         56,080,056
            Qualified XVIII                          3,034,797.465        19.33         58,662,635
            Qualified XX                                70,610.216       189.32         13,367,926
            Qualified XXI                              286,831.237        19.56          5,610,419
            Qualified XXII                                 894.459        19.67             17,594
            Qualified XXIV                           1,122,704.658        12.88         14,460,436
            Qualified XXIX                               1,712.415       186.23            318,903
            Qualified XXV                              555,079.454        19.42         10,779,643
            Qualified XXVI                              76,221.107        19.33          1,473,354
            Qualified XXVII                            907,961.903       187.76        170,478,927
            Qualified XXVIII                            15,106.443       187.17          2,827,473
            Qualified XXX                               47,536.245       184.80          8,784,698
            Qualified XXXII                            855,351.052        10.46          8,946,972
                                                   ---------------                ----------------
                                                   121,775,144.343                $  2,310,967,207
                                                   ===============                ================

        ING GET U.S. CORE - SERIES 1
        Contracts in accumulation period:
            Qualified XXVII                            231,301.945   $    10.28   $      2,377,784
                                                   ---------------                ----------------
                                                       231,301.945                $      2,377,784
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET U.S. CORE - SERIES 2
        Contracts in accumulation period:
            Qualified V                                  1,392.722   $    10.03   $         13,969
            Qualified VI                               319,283.167        10.04          3,205,603
            Qualified XII (0.80)                       452,117.015        10.05          4,543,776
            Qualified XII (1.00)                       985,723.606        10.04          9,896,665
            Qualified XII (1.25)                           200.598        10.03              2,012
            Qualified XVII                              15,326.892        10.04            153,882
            Qualified XXVII                             64,205.578        10.04            644,624
            Qualified XXVIII                           216,983.167        10.04          2,178,511
                                                   ---------------                ----------------
                                                     2,055,232.745                $     20,639,042
                                                   ===============                ================

        ING GET U.S. CORE - SERIES 3
        Contracts in accumulation period:
            Qualified VI                                 6,375.200   $    10.00   $         63,752
            Qualified X (1.25)                           6,428.600        10.00             64,286
            Qualified XII (0.80)                         2,827.427         9.99             28,246
            Qualified XXVII                              3,607.600        10.00             36,076
            Qualified XXVIII                             1,435.000        10.00             14,350
                                                   ---------------                ----------------
                                                        20,673.827                $        206,710
                                                   ===============                ================

        ING VP TECHNOLOGY
        Contracts in accumulation period:
            Qualified V                                  2,220.435   $     3.67   $          8,149
            Qualified VI                             5,560,963.521         3.70         20,575,565
            Qualified VIII                               1,749.322         3.69              6,455
            Qualified X (1.15)                          79,810.242         3.71            296,096
            Qualified X (1.25)                         340,052.433         3.70          1,258,194
            Qualified XII (0.00)                        25,361.921         9.06            229,779
            Qualified XII (0.05)                       161,993.650         3.78            612,336
            Qualified XII (0.25)                       265,668.407         3.83          1,017,510
            Qualified XII (0.35)                        57,346.598         3.82            219,064
            Qualified XII (0.55)                        76,442.479         3.79            289,717
            Qualified XII (0.60)                       245,025.660         3.78            926,197
            Qualified XII (0.65)                        11,821.694         3.78             44,686
            Qualified XII (0.70)                        97,529.177         3.77            367,685
            Qualified XII (0.75)                       150,698.403         3.76            566,626
            Qualified XII (0.80)                     1,424,607.715         3.76          5,356,525
            Qualified XII (0.85)                       262,849.333         3.75            985,685
            Qualified XII (0.90)                        17,133.421         3.74             64,079
            Qualified XII (0.95)                       413,690.910         3.74          1,547,204
            Qualified XII (1.00)                     1,703,627.882         3.73          6,354,532
            Qualified XII (1.05)                        52,892.742         3.72            196,761
            Qualified XII (1.10)                        47,125.336         3.71            174,835

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP TECHNOLOGY (CONTINUED)
            Qualified XII (1.15)                        22,386.252   $     3.71   $         83,053
            Qualified XII (1.20)                        84,296.756         3.70            311,898
            Qualified XII (1.25)                        50,843.090         3.69            187,611
            Qualified XII (1.30)                           132.520         3.69                489
            Qualified XII (1.35)                         7,675.815         3.68             28,247
            Qualified XII (1.40)                        20,643.052         3.67             75,760
            Qualified XII (1.50)                         4,834.427         3.66             17,694
            Qualified XV                                20,959.091         3.74             78,387
            Qualified XVI                               62,907.922         3.66            230,243
            Qualified XVII                              13,255.228         3.73             49,442
            Qualified XVIII                              8,959.249         3.73             33,418
            Qualified XXI                              139,563.033         3.76            524,757
            Qualified XXIV                             179,377.599         3.75            672,666
            Qualified XXV                              113,616.710         3.77            428,335
            Qualified XXVI                              16,269.681         3.76             61,174
            Qualified XXVII                            915,252.745         3.64          3,331,520
            Qualified XXXII                              8,037.914        10.26             82,469
                                                   ---------------                ----------------
                                                    12,667,622.365                $     47,294,843
                                                   ===============                ================

        ING VP GROWTH
        Currently payable annuity contracts:                                      $        213,823
        Contracts in accumulation period:
            Qualified III                                1,222.125   $    10.26             12,539
            Qualified VI                             3,045,564.175        13.51         41,145,572
            Qualified VIII                               1,591.111        13.50             21,480
            Qualified X (1.15)                          29,689.191        13.60            403,773
            Qualified X (1.25)                         371,563.657        13.51          5,019,825
            Qualified XII (0.00)                        47,094.463         8.85            416,786
            Qualified XII (0.05)                        30,112.670        13.97            420,674
            Qualified XII (0.25)                       129,316.027         9.11          1,178,069
            Qualified XII (0.35)                        81,287.417         9.06            736,464
            Qualified XII (0.40)                       277,097.249        14.18          3,929,239
            Qualified XII (0.45)                       125,309.555         9.00          1,127,786
            Qualified XII (0.55)                        16,868.044         8.95            150,969
            Qualified XII (0.60)                        55,609.630         8.93            496,594
            Qualified XII (0.65)                        24,604.606         8.90            218,981
            Qualified XII (0.70)                       226,515.540         8.88          2,011,458
            Qualified XII (0.75)                       383,607.571         8.85          3,394,927
            Qualified XII (0.80)                       843,691.542        10.05          8,479,100
            Qualified XII (0.85)                       133,977.809        13.88          1,859,612
            Qualified XII (0.90)                        22,925.283         9.73            223,063

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP GROWTH (CONTINUED)
            Qualified XII (0.95)                       155,150.689   $    13.79   $      2,139,528
            Qualified XII (1.00)                       973,610.262        13.74         13,377,405
            Qualified XII (1.05)                        88,043.390        13.69          1,205,314
            Qualified XII (1.10)                        27,282.930        13.65            372,412
            Qualified XII (1.15)                        27,923.750        13.60            379,763
            Qualified XII (1.20)                        34,155.867        13.55            462,812
            Qualified XII (1.25)                        27,790.377        13.51            375,448
            Qualified XII (1.30)                         8,072.288        13.46            108,653
            Qualified XII (1.35)                         1,336.066        13.42             17,930
            Qualified XII (1.40)                        13,147.345        13.37            175,780
            Qualified XII (1.45)                         1,401.275        13.33             18,679
            Qualified XII (1.50)                         6,483.284        13.28             86,098
            Qualified XV                                 6,513.633        13.79             89,823
            Qualified XVI                               55,705.497        13.28            739,769
            Qualified XVII                              31,187.343        13.51            421,341
            Qualified XVIII                             42,086.759        13.82            581,639
            Qualified XXI                               32,605.332        13.88            452,562
            Qualified XXIV                              75,902.029        13.80          1,047,448
            Qualified XXV                               65,888.405        13.80            909,260
            Qualified XXVI                              18,941.515        13.73            260,067
            Qualified XXVII                            222,349.605         5.06          1,125,089
            Qualified XXXII                             15,889.061        10.33            164,134
                                                   ---------------                ----------------
                                                     7,779,114.367                $     95,971,688
                                                   ===============                ================

        ING VP INDEX PLUS LARGECAP
        Currently payable annuity contracts:                                      $      1,772,364
        Contracts in accumulation period:
            Qualified V                                    232.300   $    16.78              3,898
            Qualified VI                            12,437,634.865        16.98        211,191,040
            Qualified VIII                               4,142.782        16.97             70,303
            Qualified X (1.15)                         134,887.661        17.10          2,306,579
            Qualified X (1.25)                       1,129,974.323        16.98         19,186,964
            Qualified XII (0.00)                         2,835.832         9.74             27,621
            Qualified XII (0.00)                        82,914.476         9.74            807,587
            Qualified XII (0.05)                       399,918.270        17.57          7,026,564
            Qualified XII (0.25)                       606,047.026        10.76          6,521,066
            Qualified XII (0.35)                        97,591.589        10.70          1,044,230
            Qualified XII (0.40)                       401,590.868        17.85          7,168,397
            Qualified XII (0.45)                       401,289.380        10.64          4,269,719
            Qualified XII (0.55)                       239,180.152        10.58          2,530,526

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INDEX PLUS LARGECAP (CONTINUED)
            Qualified XII (0.60)                       270,329.858   $    10.55   $      2,851,980
            Qualified XII (0.65)                        62,412.155        10.53            657,200
            Qualified XII (0.70)                       261,291.048        10.50          2,743,556
            Qualified XII (0.75)                       868,786.150        10.47          9,096,191
            Qualified XII (0.80)                     3,475,310.997        11.64         40,452,620
            Qualified XII (0.85)                       821,901.487        17.48         14,366,838
            Qualified XII (0.90)                        64,084.862        11.23            719,673
            Qualified XII (0.95)                       676,178.040        17.35         11,731,689
            Qualified XII (1.00)                     4,324,533.950        17.29         74,771,192
            Qualified XII (1.05)                       239,182.588        17.23          4,121,116
            Qualified XII (1.10)                       160,364.473        17.17          2,753,458
            Qualified XII (1.15)                        65,867.134        17.10          1,126,328
            Qualified XII (1.20)                        78,790.082        17.04          1,342,583
            Qualified XII (1.25)                        90,606.478        16.98          1,538,498
            Qualified XII (1.30)                        16,185.875        16.92            273,865
            Qualified XII (1.35)                         7,272.835        16.86            122,620
            Qualified XII (1.40)                        63,683.979        16.79          1,069,254
            Qualified XII (1.45)                           533.891        16.73              8,932
            Qualified XII (1.50)                        12,701.499        16.67            211,734
            Qualified XIV                                2,235.512        16.98             37,959
            Qualified XV                                42,075.087        17.34            729,582
            Qualified XVI                              186,465.449        16.70          3,113,973
            Qualified XVII                              70,965.828        17.09          1,212,806
            Qualified XVIII                             75,021.013        17.37          1,303,115
            Qualified XXI                              120,968.614        17.46          2,112,112
            Qualified XXIV                             111,794.358        17.37          1,941,868
            Qualified XXV                              120,188.062        17.34          2,084,061
            Qualified XXVI                              22,931.924        17.26            395,805
            Qualified XXVII                          2,418,495.269        17.12         41,404,639
            Qualified XXVIII                           844,513.717        17.06         14,407,404
            Qualified XXXII                             76,298.362        10.38            791,977
                                                   ---------------                ----------------
                                                    31,590,210.100                $    503,421,486
                                                   ===============                ================

        ING VP INDEX PLUS MIDCAP
        Contracts in accumulation period:
            Qualified III                                  382.283   $    16.99   $          6,495
            Qualified V                                    593.511        16.18              9,603
            Qualified VI                             5,001,907.353        16.32         81,631,128

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INDEX PLUS MIDCAP (CONTINUED)
            Qualified VIII                               3,172.304   $    16.32   $         51,772
            Qualified X (1.15)                          44,161.876        16.42            725,138
            Qualified X (1.25)                         435,317.157        16.32          7,104,376
            Qualified XII (0.00)                           154.422        11.76              1,816
            Qualified XII (0.05)                       188,383.066        16.83          3,170,487
            Qualified XII (0.15)                        46,147.498        11.79            544,079
            Qualified XII (0.25)                       146,203.450        17.68          2,584,877
            Qualified XII (0.35)                        84,568.772        17.58          1,486,719
            Qualified XII (0.40)                        98,071.311        17.08          1,675,058
            Qualified XII (0.45)                       152,269.279        17.48          2,661,667
            Qualified XII (0.55)                        81,313.176        17.38          1,413,223
            Qualified XII (0.60)                       302,362.262        17.33          5,239,938
            Qualified XII (0.65)                        59,841.956        17.28          1,034,069
            Qualified XII (0.70)                       139,627.858        17.23          2,405,788
            Qualified XII (0.75)                       200,049.098        17.19          3,438,844
            Qualified XII (0.80)                     1,703,943.881        16.75         28,541,060
            Qualified XII (0.85)                       340,100.778        16.70          5,679,683
            Qualified XII (0.90)                        16,410.631        16.65            273,237
            Qualified XII (0.95)                       334,281.927        16.60          5,549,080
            Qualified XII (1.00)                     1,475,862.017        16.56         24,440,275
            Qualified XII (1.05)                       131,115.869        16.51          2,164,723
            Qualified XII (1.10)                        91,228.311        16.46          1,501,618
            Qualified XII (1.15)                        27,867.113        16.42            457,578
            Qualified XII (1.20)                        57,702.993        16.37            944,598
            Qualified XII (1.25)                        64,629.350        16.32          1,054,751
            Qualified XII (1.30)                        12,239.067        16.28            199,252
            Qualified XII (1.35)                         4,942.021        16.23             80,209
            Qualified XII (1.40)                        40,269.159        16.18            651,555
            Qualified XII (1.45)                           542.379        16.14              8,754
            Qualified XII (1.50)                         7,102.859        16.09            114,285
            Qualified XV                                19,607.952        16.60            325,492
            Qualified XVI                               87,242.635        16.09          1,403,734
            Qualified XVII                              16,748.223        16.32            273,331
            Qualified XVIII                             22,748.407        16.32            371,254
            Qualified XXI                               47,855.682        16.72            800,147
            Qualified XXIV                             144,459.892        16.63          2,402,368
            Qualified XXV                               82,713.917        16.67          1,378,841
            Qualified XXVI                              21,076.552        16.59            349,660
            Qualified XXVII                          1,232,142.265        17.13         21,106,597
            Qualified XXVIII                         1,075,119.555        17.08         18,363,042
            Qualified XXXII                             13,867.682        10.18            141,173
                                                   ---------------                ----------------
                                                    14,056,347.749                $    233,761,374
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INDEX PLUS SMALLCAP
        Contracts in accumulation period:
            Qualified III                                  404.818   $    12.66   $          5,125
            Qualified VI                             2,650,449.959        12.19         32,308,985
            Qualified VIII                                 814.520        12.19              9,929
            Qualified X (1.15)                          39,667.292        12.26            486,321
            Qualified X (1.25)                         219,909.023        12.19          2,680,691
            Qualified XII (0.00)                           108.354        12.09              1,310
            Qualified XII (0.00)                        10,442.184        12.09            126,246
            Qualified XII (0.05)                       157,126.651        12.57          1,975,082
            Qualified XII (0.25)                        86,954.546        13.42          1,166,930
            Qualified XII (0.35)                        47,520.914        13.34            633,929
            Qualified XII (0.45)                        55,774.227        13.27            740,124
            Qualified XII (0.55)                        30,179.015        13.20            398,363
            Qualified XII (0.60)                       145,109.498        13.16          1,909,641
            Qualified XII (0.65)                        27,776.982        13.12            364,434
            Qualified XII (0.70)                        61,910.933        13.08            809,795
            Qualified XII (0.75)                       133,343.908        13.05          1,740,138
            Qualified XII (0.80)                       694,475.379        12.51          8,687,887
            Qualified XII (0.85)                       194,812.991        12.47          2,429,318
            Qualified XII (0.90)                         7,681.753        12.44             95,561
            Qualified XII (0.95)                       191,912.016        12.40          2,379,709
            Qualified XII (1.00)                       729,175.182        12.37          9,019,897
            Qualified XII (1.05)                        36,243.309        12.33            446,880
            Qualified XII (1.10)                        24,474.960        12.30            301,042
            Qualified XII (1.15)                        18,737.684        12.26            229,724
            Qualified XII (1.20)                        15,699.510        12.23            192,005
            Qualified XII (1.25)                        41,584.824        12.19            506,919
            Qualified XII (1.30)                           389.885        12.16              4,741
            Qualified XII (1.35)                         2,682.673        12.12             32,514
            Qualified XII (1.40)                        21,695.037        12.09            262,293
            Qualified XII (1.45)                           217.179        12.05              2,617
            Qualified XII (1.50)                         5,706.073        12.02             68,587
            Qualified XV                                11,491.855        12.40            142,499
            Qualified XVI                               51,117.388        12.02            614,431
            Qualified XVII                              12,551.354        12.19            153,001
            Qualified XVIII                             37,252.830        12.19            454,112
            Qualified XXI                               18,770.136        12.49            234,439
            Qualified XXIV                              61,797.021        12.42            767,519
            Qualified XXV                               38,562.490        12.45            480,103
            Qualified XXVI                              10,241.404        12.39            126,891

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INDEX PLUS SMALLCAP (CONTINUED)
            Qualified XXVII                            810,650.039   $    12.77   $     10,352,001
            Qualified XXVIII                           821,680.833        12.73         10,459,997
            Qualified XXXII                             12,695.196        10.20            129,491
                                                   ---------------                ----------------
                                                     7,539,791.825                $     93,931,221
                                                   ===============                ================

        ING VP INTERNATIONAL EQUITY
        Currently payable annuity contracts:                                      $         66,051
        Contracts in accumulation period:
            Qualified VI                               670,636.073   $     8.15          5,465,684
            Qualified VIII                                  13.006         8.15                106
            Qualified X (1.15)                           1,072.683         8.20              8,796
            Qualified X (1.25)                          88,586.013         8.15            721,976
            Qualified XII (0.05)                         2,477.262         8.40             20,809
            Qualified XII (0.15)                         1,743.592         9.52             16,599
            Qualified XII (0.25)                        20,866.469         8.41            175,487
            Qualified XII (0.35)                         9,839.952         8.36             82,262
            Qualified XII (0.40)                        83,086.987         8.53            708,732
            Qualified XII (0.45)                        25,807.461         8.31            214,460
            Qualified XII (0.55)                         2,237.122         8.27             18,501
            Qualified XII (0.60)                        23,258.495         8.24            191,650
            Qualified XII (0.65)                         3,407.786         8.22             28,012
            Qualified XII (0.70)                        50,983.049         8.20            418,061
            Qualified XII (0.75)                        40,123.868         8.17            327,812
            Qualified XII (0.80)                        60,408.134         8.36            505,012
            Qualified XII (0.85)                        45,890.887         8.34            382,730
            Qualified XII (0.90)                         2,064.303         8.32             17,175
            Qualified XII (0.95)                        40,438.962         8.29            335,239
            Qualified XII (1.00)                       136,591.778         8.27          1,129,614
            Qualified XII (1.05)                         5,882.281         8.24             48,470
            Qualified XII (1.10)                         9,763.017         8.22             80,252
            Qualified XII (1.15)                         5,251.585         8.20             43,063
            Qualified XII (1.20)                         5,978.335         8.17             48,843
            Qualified XII (1.25)                        10,368.221         8.15             84,501
            Qualified XII (1.35)                           621.455         8.11              5,040
            Qualified XII (1.40)                         5,217.574         8.08             42,158
            Qualified XII (1.50)                         2,052.363         8.04             16,501
            Qualified XV                                 1,628.709         8.29             13,502
            Qualified XVI                               11,564.552         8.04             92,979
            Qualified XVIII                             19,835.215         8.15            161,657
            Qualified XXI                                5,207.665         8.35             43,484
            Qualified XXIV                              18,616.847         8.31            154,706

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INTERNATIONAL EQUITY (CONTINUED)
            Qualified XXV                               10,559.064   $     8.33   $         87,957
            Qualified XXVI                               1,197.947         8.28              9,919
            Qualified XXVII                             27,704.664         5.79            160,410
            Qualified XXXII                                466.350        10.52              4,906
                                                   ---------------                ----------------
                                                     1,451,449.726                $     11,933,116
                                                   ===============                ================

        ING VP SMALL COMPANY
        Currently payable annuity contracts:                                      $        309,406
        Contracts in accumulation period:
            Qualified III                                  106.537   $    14.38              1,532
            Qualified V                                    415.396        19.42              8,067
            Qualified VI                             3,063,779.063        19.63         60,141,983
            Qualified VIII                                 975.484        19.62             19,139
            Qualified X (1.15)                          46,260.375        19.76            914,105
            Qualified X (1.25)                         340,139.939        19.63          6,676,947
            Qualified XII (0.00)                            57.847        10.96                634
            Qualified XII (0.00)                        29,691.971        10.96            325,424
            Qualified XII (0.05)                        40,715.862        20.30            826,532
            Qualified XII (0.25)                       109,169.446        13.91          1,518,547
            Qualified XII (0.35)                        65,948.879        13.83            912,073
            Qualified XII (0.40)                       196,624.417        20.60          4,050,463
            Qualified XII (0.45)                       101,741.236        13.75          1,398,942
            Qualified XII (0.55)                        54,596.489        13.67            746,334
            Qualified XII (0.60)                       199,373.240        13.64          2,719,451
            Qualified XII (0.65)                        28,665.956        13.60            389,857
            Qualified XII (0.70)                       124,414.971        13.56          1,687,067
            Qualified XII (0.75)                       389,816.420        13.52          5,270,318
            Qualified XII (0.80)                     2,251,555.563        14.38         32,377,369
            Qualified XII (0.85)                       230,419.940        20.16          4,645,266
            Qualified XII (0.90)                        26,388.881        13.94            367,861
            Qualified XII (0.95)                       185,488.267        20.03          3,715,330
            Qualified XII (1.00)                     1,108,004.159        19.96         22,115,763
            Qualified XII (1.05)                        56,456.712        19.89          1,122,924
            Qualified XII (1.10)                        46,692.940        19.83            925,921
            Qualified XII (1.15)                        16,987.095        19.76            335,665
            Qualified XII (1.20)                        45,397.258        19.69            893,872
            Qualified XII (1.25)                        36,392.715        19.63            714,389
            Qualified XII (1.30)                         7,535.379        19.56            147,392
            Qualified XII (1.35)                           813.385        19.50             15,861
            Qualified XII (1.40)                        22,131.344        19.43            430,012
            Qualified XII (1.45)                         1,116.727        19.37             21,631
            Qualified XII (1.50)                         6,127.980        19.30            118,270

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP SMALL COMPANY (CONTINUED)
            Qualified XV                                 9,137.144   $    20.03   $        183,017
            Qualified XVI                               63,826.218        19.30          1,231,846
            Qualified XVII                              10,493.785        19.63            205,993
            Qualified XVIII                             20,559.661        20.08            412,838
            Qualified XXI                               26,384.978        20.17            532,185
            Qualified XXIV                              94,805.336        20.05          1,900,847
            Qualified XXV                               38,272.469        20.05            767,363
            Qualified XXVI                              12,997.443        19.95            259,299
            Qualified XXVII                            585,453.751         9.73          5,696,465
            Qualified XXVIII                            18,757.143        10.36            194,324
            Qualified XXXII                             17,978.627        10.20            183,382
                                                   ---------------                ----------------
                                                     9,732,668.428                $    167,431,906
                                                   ===============                ================

        ING VP VALUE OPPORTUNITY
        Contracts in accumulation period:
            Qualified III                                  186.699   $    12.48   $          2,330
            Qualified V                                 10,405.620        16.37            170,340
            Qualified VI                             2,194,150.846        16.54         36,291,255
            Qualified VIII                                 638.718        16.53             10,558
            Qualified X (1.15)                          48,720.648        16.66            811,686
            Qualified X (1.25)                         216,750.726        16.54          3,585,057
            Qualified XII (0.00)                             3.164         8.85                 28
            Qualified XII (0.00)                        25,070.508         8.85            221,874
            Qualified XII (0.05)                         4,074.343        17.11             69,712
            Qualified XII (0.25)                       145,861.505        11.56          1,686,159
            Qualified XII (0.35)                        54,864.926        11.49            630,398
            Qualified XII (0.45)                        23,686.439        11.43            270,736
            Qualified XII (0.55)                       176,454.929        11.36          2,004,528
            Qualified XII (0.60)                       168,525.419        11.33          1,909,393
            Qualified XII (0.65)                        19,360.974        11.30            218,779
            Qualified XII (0.70)                       208,236.912        11.27          2,346,830
            Qualified XII (0.75)                       254,954.270        11.24          2,865,686
            Qualified XII (0.80)                       902,500.486        12.34         11,136,856
            Qualified XII (0.85)                       175,630.547        16.99          2,983,963
            Qualified XII (0.90)                        21,322.591        12.04            256,724
            Qualified XII (0.95)                       183,354.503        16.88          3,095,024
            Qualified XII (1.00)                     2,184,378.240        16.82         36,741,242
            Qualified XII (1.05)                        44,764.818        16.77            750,706
            Qualified XII (1.10)                        29,574.686        16.71            494,193
            Qualified XII (1.15)                        15,334.574        16.66            255,474

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP VALUE OPPORTUNITY (CONTINUED)
            Qualified XII (1.20)                        36,246.747   $    16.60   $        601,696
            Qualified XII (1.25)                        31,378.174        16.54            518,995
            Qualified XII (1.30)                         6,566.162        16.49            108,276
            Qualified XII (1.35)                         1,852.708        16.43             30,440
            Qualified XII (1.40)                        19,926.557        16.38            326,397
            Qualified XII (1.45)                           219.914        16.32              3,589
            Qualified XII (1.50)                         3,257.652        16.27             53,002
            Qualified XV                                 2,779.680        16.88             46,921
            Qualified XVI                               35,769.023        16.27            581,962
            Qualified XVII                              13,046.131        16.54            215,783
            Qualified XVIII                              9,461.016        16.93            160,175
            Qualified XXI                               24,441.824        17.00            415,511
            Qualified XXIV                              45,411.894        16.90            767,461
            Qualified XXV                               28,633.432        16.90            483,905
            Qualified XXVI                               7,176.740        16.81            120,641
            Qualified XXVII                            921,088.633        12.58         11,587,295
            Qualified XXVIII                           657,440.909        12.54          8,244,309
            Qualified XXXII                              9,635.351        10.41            100,304
                                                   ---------------                ----------------
                                                     8,963,139.638                $    133,176,193
                                                   ===============                ================

        ING VP GROWTH OPPORTUNITIES
        Contracts in accumulation period:
            Qualified VI                                82,475.095   $     7.91   $        652,378
            Qualified X (1.25)                          21,003.035         7.91            166,134
            Qualified XII (0.55)                         6,140.049         8.04             49,366
            Qualified XII (0.60)                           191.532         8.03              1,538
            Qualified XII (0.65)                           353.616         8.02              2,836
            Qualified XII (0.70)                           493.883         8.01              3,956
            Qualified XII (0.75)                         1,241.625         8.00              9,933
            Qualified XII (0.80)                         4,065.125         8.00             32,521
            Qualified XII (0.85)                         2,120.901         7.99             16,946
            Qualified XII (0.90)                           183.834         7.98              1,467
            Qualified XII (0.95)                         4,662.609         7.97             37,161
            Qualified XII (1.00)                        22,491.332         7.96            179,031
            Qualified XII (1.05)                         1,654.717         7.95             13,155
            Qualified XII (1.10)                         3,815.869         7.94             30,298
            Qualified XII (1.15)                           313.871         7.93              2,489
            Qualified XII (1.20)                            39.520         7.92                313
            Qualified XII (1.25)                           317.952         7.91              2,515
            Qualified XII (1.40)                           715.736         7.88              5,640
            Qualified XVI                                1,741.221         7.86             13,686

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP GROWTH OPPORTUNITIES (CONTINUED)
            Qualified XVIII                                104.425   $     7.91   $            826
            Qualified XXI                                  137.875         8.00              1,103
            Qualified XXIV                               5,175.814         7.98             41,303
            Qualified XXV                                4,011.596         8.02             32,173
            Qualified XXVI                                  61.027         7.98                487
                                                   ---------------                ----------------
                                                       163,512.259                $      1,297,255
                                                   ===============                ================

        ING VP INTERNATIONAL VALUE
        Contracts in accumulation period:
            Qualified V                                  7,436.801   $    10.19   $         75,781
            Qualified VI                               588,086.315        10.23          6,016,123
            Qualified X (1.15)                           6,971.443        10.26             71,527
            Qualified X (1.25)                          63,811.926        10.23            652,796
            Qualified XII (0.15)                         1,627.202        10.33             16,809
            Qualified XII (0.40)                        44,119.139        10.45            461,045
            Qualified XII (0.45)                         3,791.762        10.44             39,586
            Qualified XII (0.55)                        22,632.469        10.41            235,604
            Qualified XII (0.60)                           240.673        10.40              2,503
            Qualified XII (0.65)                        11,680.829        10.38            121,247
            Qualified XII (0.70)                         7,979.846        10.37             82,751
            Qualified XII (0.75)                        94,157.046        10.36            975,467
            Qualified XII (0.80)                       283,717.585        10.35          2,936,477
            Qualified XII (0.85)                        42,155.470        10.33            435,466
            Qualified XII (0.90)                         1,723.643        10.32             17,788
            Qualified XII (0.95)                        50,504.656        10.31            520,703
            Qualified XII (1.00)                     1,757,394.272        10.30         18,101,161
            Qualified XII (1.05)                         3,820.914        10.28             39,279
            Qualified XII (1.10)                         4,739.727        10.27             48,677
            Qualified XII (1.15)                         6,533.626        10.26             67,035
            Qualified XII (1.20)                         1,308.780        10.25             13,415
            Qualified XII (1.25)                         6,811.535        10.23             69,682
            Qualified XII (1.30)                           432.290        10.22              4,418
            Qualified XII (1.35)                           170.127        10.21              1,737
            Qualified XII (1.40)                         1,188.235        10.20             12,120
            Qualified XII (1.50)                         1,100.590        10.17             11,193
            Qualified XV                                23,603.977        10.31            243,357
            Qualified XVI                                7,503.048        10.17             76,306
            Qualified XVIII                              7,515.249        10.23             76,881
            Qualified XXI                                1,045.507        10.35             10,821
            Qualified XXIV                              22,552.178        10.33            232,964
            Qualified XXV                                6,381.503        10.38             66,240

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INTERNATIONAL VALUE (CONTINUED)
            Qualified XXVI                                 175.000   $    10.32   $          1,806
            Qualified XXVIII                            74,233.043        11.47            851,453
            Qualified XXXII                                 54.623        10.49                573
                                                   ---------------                ----------------
                                                     3,157,201.029                $     32,590,791
                                                   ===============                ================

        ING VP MAGNACAP
        Contracts in accumulation period:
            Qualified VI                                96,657.758   $     8.83   $        853,488
            Qualified XII (0.60)                            56.663         8.93                506
            Qualified XII (0.65)                            28.363         8.92                253
            Qualified XII (0.75)                           728.283         8.91              6,489
            Qualified XII (0.80)                         1,496.854         8.90             13,322
            Qualified XII (0.85)                        29,340.608         8.89            260,838
            Qualified XII (0.90)                           123.509         8.89              1,098
            Qualified XII (0.95)                         4,947.297         8.88             43,932
            Qualified XII (1.00)                        24,590.079         8.87            218,114
            Qualified XII (1.05)                            42.551         8.86                377
            Qualified XII (1.10)                           266.366         8.86              2,360
            Qualified XII (1.15)                            24.746         8.85                219
            Qualified XII (1.20)                           728.959         8.84              6,444
            Qualified XII (1.25)                         2,285.730         8.83             20,183
            Qualified XII (1.35)                            28.798         8.82                254
            Qualified XII (1.40)                            49.262         8.81                434
            Qualified XII (1.50)                             8.068         8.80                 71
            Qualified XXI                                1,076.404         8.90              9,580
            Qualified XXIV                              13,397.413         8.89            119,103
            Qualified XXV                                1,526.540         8.93             13,632
            Qualified XXVI                                  57.593         8.89                512
                                                   ---------------                ----------------
                                                       177,461.844                $      1,571,209
                                                   ===============                ================

        ING VP MIDCAP OPPORTUNITIES
        Contracts in accumulation period:
            Qualified V                                    195.699   $     9.30   $          1,820
            Qualified VI                               214,875.991         9.33          2,004,793
            Qualified X (1.15)                          10,820.085         9.36            101,276
            Qualified X (1.25)                          27,408.681         9.33            255,723
            Qualified XII (0.55)                         8,674.842         9.50             82,411
            Qualified XII (0.60)                         3,293.671         9.48             31,224

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP MIDCAP OPPORTUNITIES (CONTINUED)
            Qualified XII (0.65)                           100.739   $     9.47   $            954
            Qualified XII (0.70)                         2,201.691         9.46             20,828
            Qualified XII (0.75)                         2,103.915         9.45             19,882
            Qualified XII (0.80)                        61,505.296         9.44            580,610
            Qualified XII (0.85)                         9,976.140         9.43             94,075
            Qualified XII (0.90)                           338.045         9.41              3,181
            Qualified XII (0.95)                        14,925.957         9.40            140,304
            Qualified XII (1.00)                        61,161.448         9.39            574,306
            Qualified XII (1.05)                         2,910.448         9.38             27,300
            Qualified XII (1.10)                         1,308.004         9.37             12,256
            Qualified XII (1.15)                         1,551.923         9.36             14,526
            Qualified XII (1.20)                           814.866         9.35              7,619
            Qualified XII (1.25)                         2,260.986         9.33             21,095
            Qualified XII (1.35)                            71.858         9.31                669
            Qualified XII (1.40)                           738.280         9.30              6,866
            Qualified XII (1.45)                            39.720         9.29                369
            Qualified XII (1.50)                           489.116         9.28              4,539
            Qualified XVI                                6,145.797         9.28             57,033
            Qualified XXI                                  816.843         9.44              7,711
            Qualified XXIV                               9,076.752         9.42             85,503
            Qualified XXV                                2,900.950         9.47             27,472
            Qualified XXVI                                 664.612         9.41              6,254
                                                   ---------------                ----------------
                                                       447,372.355                $      4,190,599
                                                   ===============                ================

        ING VP SMALLCAP OPPORTUNITIES
        Contracts in accumulation period:
            Qualified V                                     17.379   $     6.79   $            118
            Qualified VI                               375,296.481         6.82          2,559,522
            Qualified VIII                                 126.540         6.82                863
            Qualified X (1.25)                          55,321.407         6.82            377,292
            Qualified XII (0.40)                        49,377.012         6.96            343,664
            Qualified XII (0.45)                         6,492.242         6.96             45,186
            Qualified XII (0.55)                       324,055.043         6.94          2,248,942
            Qualified XII (0.60)                         3,496.681         6.93             24,232
            Qualified XII (0.65)                        12,372.832         6.92             85,620
            Qualified XII (0.70)                         6,539.942         6.91             45,191
            Qualified XII (0.75)                         1,593.768         6.90             10,997
            Qualified XII (0.80)                        83,909.275         6.90            578,974
            Qualified XII (0.85)                        47,391.002         6.89            326,524
            Qualified XII (0.90)                           794.767         6.88              5,468
            Qualified XII (0.95)                        22,816.739         6.87            156,751

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP SMALLCAP OPPORTUNITIES
          (CONTINUED)
            Qualified XII (1.00)                        93,413.994   $     6.86   $        640,820
            Qualified XII (1.05)                         6,114.598         6.85             41,885
            Qualified XII (1.10)                         1,862.920         6.85             12,761
            Qualified XII (1.15)                           890.789         6.84              6,093
            Qualified XII (1.20)                         1,952.855         6.83             13,338
            Qualified XII (1.25)                         4,177.273         6.82             28,489
            Qualified XII (1.30)                            82.232         6.81                560
            Qualified XII (1.35)                             1.471         6.80                 10
            Qualified XII (1.40)                         2,827.647         6.80             19,228
            Qualified XII (1.45)                            55.965         6.79                380
            Qualified XII (1.50)                         1,629.204         6.78             11,046
            Qualified XV                                 1,326.055         6.87              9,110
            Qualified XVI                               10,396.902         6.78             70,491
            Qualified XVII                               2,169.208         6.82             14,794
            Qualified XVIII                              5,769.795         6.82             39,350
            Qualified XXI                                8,231.015         6.90             56,794
            Qualified XXIV                              19,478.634         6.88            134,013
            Qualified XXV                               19,388.584         6.92            134,169
            Qualified XXVI                                 359.302         6.88              2,472
                                                   ---------------                ----------------
                                                     1,169,729.553                $      8,045,147
                                                   ===============                ================

        JANUS ASPEN BALANCED
        Contracts in accumulation period:
            Qualified III                               11,632.202   $    23.57   $        274,171
            Qualified V                                    566.839        23.25             13,179
            Qualified VI                             7,256,210.607        23.57        171,028,884
            Qualified VIII                               3,560.425        23.55             83,848
            Qualified X (1.15)                         106,729.603        24.66          2,631,952
            Qualified X (1.25)                         825,908.998        24.45         20,193,475
            Qualified XII (0.05)                        68,994.342        24.39          1,682,772
            Qualified XII (0.15)                         2,636.679        10.66             28,107
            Qualified XII (0.15)                       101,415.947        10.66          1,081,094
            Qualified XII (0.25)                       371,220.516        14.72          5,464,366
            Qualified XII (0.35)                       147,555.465        14.64          2,160,212
            Qualified XII (0.40)                       472,292.437        22.08         10,428,217
            Qualified XII (0.45)                       492,113.187        14.56          7,165,168
            Qualified XII (0.55)                       463,652.348        14.48          6,713,686
            Qualified XII (0.60)                       539,471.606        14.44          7,789,970
            Qualified XII (0.65)                        40,976.581        14.39            589,653
            Qualified XII (0.70)                       201,193.728        14.35          2,887,130
            Qualified XII (0.75)                       557,555.066        14.31          7,978,613
            Qualified XII (0.80)                     1,443,439.339        15.43         22,272,269

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
            JANUS ASPEN BALANCED (CONTINUED)
            Qualified XII (0.85)                       401,443.967   $    21.63   $      8,683,233
            Qualified XII (0.90)                        36,551.960        15.05            550,107
            Qualified XII (0.95)                       529,489.753        21.47         11,368,145
            Qualified XII (1.00)                     2,462,110.192        21.39         52,664,537
            Qualified XII (1.05)                       215,751.549        21.30          4,595,508
            Qualified XII (1.10)                       105,091.564        21.22          2,230,043
            Qualified XII (1.15)                        52,945.648        21.14          1,119,271
            Qualified XII (1.20)                        87,775.499        21.06          1,848,552
            Qualified XII (1.25)                        93,301.096        20.98          1,957,457
            Qualified XII (1.30)                        12,878.565        20.90            269,162
            Qualified XII (1.35)                        16,094.525        20.82            335,088
            Qualified XII (1.40)                        56,454.339        20.74          1,170,863
            Qualified XII (1.45)                         2,118.684        20.66             43,772
            Qualified XII (1.50)                        16,935.228        20.58            348,527
            Qualified XV                                18,571.790        24.07            447,023
            Qualified XVI                              136,615.235        23.17          3,165,375
            Qualified XVII                              15,245.821        23.57            359,344
            Qualified XVIII                             40,057.546        24.45            979,407
            Qualified XXI                               53,290.883        24.24          1,291,771
            Qualified XXIV                             156,124.302        21.48          3,353,550
            Qualified XXV                              182,292.526        23.95          4,365,906
            Qualified XXVI                              20,891.104        23.83            497,835
            Qualified XXVII                          1,323,124.039         9.36         12,384,441
            Qualified XXXII                             58,617.941        10.20            597,903
                                                   ---------------                ----------------
                                                    19,200,899.671                $    385,093,586
                                                   ===============                ================

        JANUS ASPEN CAPITAL APPRECIATION
        Contracts in accumulation period:
            Qualified X (1.25)                          29,638.866   $     9.88   $        292,832
            Qualified XVIII                              2,915.081         9.88             28,801
            Qualified XXVII                            390,130.191         7.32          2,855,753
                                                   ---------------                ----------------
                                                       422,684.138                $      3,177,386
                                                   ===============                ================

        JANUS ASPEN FLEXIBLE INCOME
        Contracts in accumulation period:
            Qualified III                                  554.031   $    19.97   $         11,064
            Qualified V                                     18.266        19.60                358
            Qualified VI                             1,837,860.885        19.89         36,555,053
            Qualified VIII                                 200.855        19.88              3,993
            Qualified X (1.15)                          17,682.467        13.46            238,006
            Qualified X (1.25)                         195,320.553        13.38          2,613,389
            Qualified XII (0.05)                        14,373.725        20.59            295,955

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN FLEXIBLE INCOME (CONTINUED)
            Qualified XII (0.15)                           430.666   $    11.87   $          5,112
            Qualified XII (0.15)                        19,210.362        11.87            228,027
            Qualified XII (0.25)                       127,758.286        14.12          1,803,947
            Qualified XII (0.35)                       113,466.168        14.04          1,593,065
            Qualified XII (0.40)                       159,803.831        17.49          2,794,969
            Qualified XII (0.45)                        85,947.994        13.96          1,199,834
            Qualified XII (0.55)                        66,480.633        13.89            923,416
            Qualified XII (0.60)                       106,724.476        13.85          1,478,134
            Qualified XII (0.65)                        37,987.111        13.81            524,602
            Qualified XII (0.70)                       177,585.766        13.77          2,445,356
            Qualified XII (0.75)                       141,683.613        13.73          1,945,316
            Qualified XII (0.80)                       519,546.924        13.98          7,263,266
            Qualified XII (0.85)                       220,008.285        17.14          3,770,942
            Qualified XII (0.90)                        11,849.640        13.90            164,710
            Qualified XII (0.95)                       165,590.177        17.00          2,815,033
            Qualified XII (1.00)                       835,934.298        16.94         14,160,727
            Qualified XII (1.05)                        55,454.384        16.88            936,070
            Qualified XII (1.10)                        64,425.223        16.81          1,082,988
            Qualified XII (1.15)                        20,155.702        16.75            337,608
            Qualified XII (1.20)                        36,470.923        16.68            608,335
            Qualified XII (1.25)                        36,940.012        16.62            613,943
            Qualified XII (1.30)                         2,114.553        16.56             35,017
            Qualified XII (1.35)                         3,815.646        16.49             62,920
            Qualified XII (1.40)                        20,452.039        16.43            336,027
            Qualified XII (1.45)                           179.291        16.37              2,935
            Qualified XII (1.50)                         8,331.453        16.31            135,886
            Qualified XV                                 8,637.844        20.32            175,521
            Qualified XVI                               44,752.250        19.56            875,354
            Qualified XVII                               4,072.851        19.89             81,009
            Qualified XVIII                             15,773.169        13.38            211,045
            Qualified XXI                               17,291.153        20.46            353,777
            Qualified XXIV                              38,676.028        17.02            658,266
            Qualified XXV                               19,420.524        20.22            392,683
            Qualified XXVI                              10,529.473        20.12            211,853
            Qualified XXXII                              4,807.876        10.03             48,223
                                                   ---------------                ----------------
                                                     5,268,319.406                $     89,993,734
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN GROWTH
        Currently payable annuity contracts:                                      $        372,186
        Contracts in accumulation period:
            Qualified I                                     48.400   $    15.00                726
            Qualified III                                2,945.598        18.97             55,878
            Qualified V                                  1,266.337        17.17             21,743
            Qualified VI                             5,119,108.510        17.39         89,021,297
            Qualified VIII                               2,826.222        17.39             49,148
            Qualified X (1.15)                          27,136.674        18.76            509,084
            Qualified X (1.25)                         546,093.549        18.60         10,157,340
            Qualified XII (0.05)                        27,542.166        18.00            495,759
            Qualified XII (0.15)                            43.258         9.27                401
            Qualified XII (0.15)                        77,042.934         9.27            714,188
            Qualified XII (0.25)                       297,917.664        10.36          3,086,427
            Qualified XII (0.35)                       142,024.272        10.30          1,462,850
            Qualified XII (0.40)                       375,069.904        15.65          5,869,844
            Qualified XII (0.45)                       145,651.074        10.24          1,491,467
            Qualified XII (0.55)                        67,479.882        10.19            687,620
            Qualified XII (0.60)                       405,618.406        10.16          4,121,083
            Qualified XII (0.65)                        60,104.837        10.13            608,862
            Qualified XII (0.70)                       404,628.416        10.10          4,086,747
            Qualified XII (0.75)                       309,975.968        10.07          3,121,458
            Qualified XII (0.80)                     1,247,164.015        11.06         13,793,634
            Qualified XII (0.85)                       482,647.684        15.33          7,398,989
            Qualified XII (0.90)                        54,717.510        10.68            584,383
            Qualified XII (0.95)                       434,594.478        15.21          6,610,182
            Qualified XII (1.00)                     1,265,821.782        15.15         19,177,200
            Qualified XII (1.05)                       133,310.331        15.10          2,012,986
            Qualified XII (1.10)                        84,700.000        15.04          1,273,888
            Qualified XII (1.15)                        46,216.088        14.98            692,317
            Qualified XII (1.20)                        74,901.273        14.92          1,117,527
            Qualified XII (1.25)                        65,449.765        14.87            973,238
            Qualified XII (1.30)                         6,559.149        14.81             97,141
            Qualified XII (1.35)                         2,881.017        14.75             42,495
            Qualified XII (1.40)                        26,960.204        14.70            396,315
            Qualified XII (1.45)                            27.937        14.64                409
            Qualified XII (1.50)                        16,359.328        14.58            238,519
            Qualified XV                                22,256.701        17.76            395,279
            Qualified XVI                              109,008.011        17.10          1,864,037
            Qualified XVII                              17,897.413        17.39            311,236
            Qualified XVIII                             29,420.645        18.60            547,224
            Qualified XXI                               73,651.146        17.89          1,317,619
            Qualified XXII                                 264.369        17.99              4,756

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN GROWTH (CONTINUED)
            Qualified XXIV                             123,989.619   $    15.22   $      1,887,122
            Qualified XXV                              129,041.742        17.68          2,281,458
            Qualified XXVI                              23,826.493        17.59            419,108
            Qualified XXVII                          2,273,528.228        19.13         43,492,595
            Qualified XXVIII                           349,828.534        19.03          6,657,237
            Qualified XXXII                             45,550.537        10.25            466,893
                                                   ---------------                ----------------
                                                    15,153,098.070                $    239,987,895
                                                   ===============                ================

        JANUS ASPEN MID CAP GROWTH
        Contracts in accumulation period:
            Qualified I                                     41.172   $    12.46   $            513
            Qualified III                                2,463.433        20.51             50,525
            Qualified V                                    760.671        17.57             13,365
            Qualified VI                            10,733,566.293        17.83        191,379,487
            Qualified VIII                               9,346.745        17.82            166,559
            Qualified X (1.15)                          31,359.389        17.36            544,399
            Qualified X (1.25)                         933,352.993        17.21         16,063,005
            Qualified XII (0.05)                       130,267.118        18.46          2,404,731
            Qualified XII (0.15)                       206,593.853         9.11          1,882,070
            Qualified XII (0.25)                       661,788.409        10.87          7,193,640
            Qualified XII (0.35)                       428,140.518        10.81          4,628,199
            Qualified XII (0.45)                       514,448.186        10.75          5,530,318
            Qualified XII (0.55)                       132,199.532        10.69          1,413,213
            Qualified XII (0.60)                       835,146.717        10.66          8,902,664
            Qualified XII (0.65)                       104,528.974        10.63          1,111,143
            Qualified XII (0.70)                       506,568.962        10.60          5,369,631
            Qualified XII (0.75)                       738,028.855        10.57          7,800,965
            Qualified XII (0.80)                     2,545,095.335        11.36         28,912,283
            Qualified XII (0.85)                     1,069,289.829        12.29         13,141,572
            Qualified XII (0.90)                        67,042.034        11.11            744,837
            Qualified XII (0.95)                     1,055,672.765        12.19         12,868,651
            Qualified XII (1.00)                     3,676,654.568        12.15         44,671,353
            Qualified XII (1.05)                       283,725.703        12.10          3,433,081
            Qualified XII (1.10)                       215,734.025        12.05          2,599,595
            Qualified XII (1.15)                        96,156.370        12.01          1,154,838
            Qualified XII (1.20)                       176,182.776        11.96          2,107,146
            Qualified XII (1.25)                       130,327.601        11.92          1,553,505
            Qualified XII (1.30)                        16,830.329        11.87            199,776
            Qualified XII (1.35)                        28,485.799        11.83            336,987
            Qualified XII (1.40)                        81,861.375        11.78            964,327
            Qualified XII (1.45)                         1,673.339        11.74             19,645

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN MID CAP GROWTH (CONTINUED)
            Qualified XII (1.50)                        29,900.428   $    11.69   $        349,536
            Qualified XV                                65,859.748        18.21          1,199,306
            Qualified XVI                              225,237.593        17.53          3,948,415
            Qualified XVII                              45,263.433        17.83            807,047
            Qualified XVIII                             34,073.794        17.21            586,410
            Qualified XXI                              183,994.984        18.34          3,374,468
            Qualified XXII                                  43.794        18.45                808
            Qualified XXIV                             373,030.328        12.20          4,550,970
            Qualified XXV                              285,859.823        18.12          5,179,780
            Qualified XXVI                              83,227.066        18.03          1,500,584
            Qualified XXVII                          2,995,702.321        20.68         61,951,124
            Qualified XXVIII                           397,639.718        20.57          8,179,449
            Qualified XXXII                             43,838.424        10.28            450,659
                                                   ---------------                ----------------
                                                    30,177,005.122                $    459,240,579
                                                   ===============                ================

        JANUS ASPEN WORLDWIDE GROWTH
        Currently payable annuity contracts:                                      $        562,310
        Contracts in accumulation period:
            Qualified III                                4,309.861   $    22.21             95,722
            Qualified V                                    666.228        19.75             13,158
            Qualified VI                            11,057,738.249        19.87        219,717,259
            Qualified VIII                              11,159.748        19.80            220,963
            Qualified X (1.15)                          56,303.154        22.51          1,267,384
            Qualified X (1.25)                       1,007,273.387        22.32         22,482,342
            Qualified XII (0.05)                       109,282.207        20.57          2,247,935
            Qualified XII (0.15)                       148,161.936         9.09          1,346,792
            Qualified XII (0.25)                     1,001,125.845        10.06         10,071,326
            Qualified XII (0.35)                       198,240.900        10.00          1,982,409
            Qualified XII (0.40)                       372,534.112        17.12          6,377,784
            Qualified XII (0.45)                       686,352.112         9.94          6,822,340
            Qualified XII (0.55)                       185,756.623         9.89          1,837,133
            Qualified XII (0.60)                       877,170.791         9.86          8,648,904
            Qualified XII (0.65)                       106,848.627         9.83          1,050,322
            Qualified XII (0.70)                       599,951.123         9.80          5,879,521
            Qualified XII (0.75)                       867,437.730         9.78          8,483,541
            Qualified XII (0.80)                     2,989,916.143        11.46         34,264,439
            Qualified XII (0.85)                       880,705.665        16.77         14,769,434
            Qualified XII (0.90)                        81,790.054        11.16            912,777
            Qualified XII (0.95)                       827,665.766        16.65         13,780,635
            Qualified XII (1.00)                     3,013,889.204        16.58         49,970,283
            Qualified XII (1.05)                       322,653.572        16.52          5,330,237

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN WORLDWIDE GROWTH (CONTINUED)
            Qualified XII (1.10)                       169,054.800   $    16.46   $      2,782,642
            Qualified XII (1.15)                        99,791.946        16.39          1,635,590
            Qualified XII (1.20)                       121,604.960        16.33          1,985,809
            Qualified XII (1.25)                        80,105.593        16.27          1,303,318
            Qualified XII (1.30)                        11,023.751        16.21            178,695
            Qualified XII (1.35)                        11,143.928        16.14            179,863
            Qualified XII (1.40)                        63,635.323        16.08          1,023,256
            Qualified XII (1.45)                         1,524.220        16.02             24,418
            Qualified XII (1.50)                        21,793.045        15.96            347,817
            Qualified XV                                49,570.478        20.29          1,005,785
            Qualified XVI                              225,470.880        19.54          4,405,701
            Qualified XVII                              55,481.279        19.87          1,102,413
            Qualified XVIII                             48,765.995        22.32          1,088,457
            Qualified XXI                              122,073.630        20.44          2,495,185
            Qualified XXII                               1,017.559        20.56             20,921
            Qualified XXIV                             270,272.209        16.66          4,502,735
            Qualified XXV                              154,059.485        20.19          3,110,461
            Qualified XXVI                              58,238.955        20.10          1,170,603
            Qualified XXVII                          3,460,836.758        22.39         77,488,135
            Qualified XXVIII                           513,996.005        22.28         11,451,831
            Qualified XXXII                             71,422.783        10.49            749,225
                                                   ---------------                ----------------
                                                    31,017,816.619                $    536,187,810
                                                   ===============                ================

        JANUS TWENTY
        Contracts in accumulation period:
            Qualified XII (0.95)                        75,601.664   $     4.81   $        363,644
            Qualified XII (1.10)                        41,602.505         4.79            199,276
                                                   ---------------                ----------------
                                                       117,204.169                $        562,920
                                                   ===============                ================

        LORD ABBETT GROWTH AND INCOME
        Contracts in accumulation period:
            Qualified V                                  2,315.613   $    10.12   $         23,434
            Qualified VI                             2,027,718.701        10.16         20,601,622
            Qualified VIII                               3,578.839        10.16             36,361
            Qualified X (1.15)                          45,240.726        10.19            461,003
            Qualified X (1.25)                         250,015.945        10.16          2,540,162
            Qualified XII (0.45)                           796.332        10.36              8,250
            Qualified XII (0.55)                       153,706.963        10.34          1,589,330
            Qualified XII (0.60)                        23,649.565        10.33            244,300

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        -----------------------------------------  ---------------   ----------   ----------------
        LORD ABBETT GROWTH AND INCOME
          (CONTINUED)
            Qualified XII (0.65)                        52,412.997   $    10.31   $        540,378
            Qualified XII (0.70)                        50,119.223        10.30            516,228
            Qualified XII (0.75)                       178,005.540        10.29          1,831,677
            Qualified XII (0.80)                       415,602.532        10.27          4,268,238
            Qualified XII (0.85)                       252,309.357        10.26          2,588,694
            Qualified XII (0.90)                        10,721.756        10.25            109,898
            Qualified XII (0.95)                       178,616.993        10.24          1,829,038
            Qualified XII (1.00)                       974,839.726        10.22          9,962,862
            Qualified XII (1.05)                        44,246.523        10.21            451,757
            Qualified XII (1.10)                        20,909.020        10.20            213,272
            Qualified XII (1.15)                         7,117.861        10.19             72,531
            Qualified XII (1.20)                        19,788.299        10.17            201,247
            Qualified XII (1.25)                        30,858.071        10.16            313,518
            Qualified XII (1.30)                           879.310        10.15              8,925
            Qualified XII (1.35)                         2,809.566        10.14             28,489
            Qualified XII (1.40)                        15,853.953        10.12            160,442
            Qualified XII (1.45)                           556.182        10.11              5,623
            Qualified XII (1.50)                        17,999.307        10.10            181,793
            Qualified XV                                24,096.875        10.24            246,752
            Qualified XVI                               39,264.554        10.10            396,572
            Qualified XVII                              10,786.319        10.16            109,589
            Qualified XVIII                             11,858.760        10.16            120,485
            Qualified XXI                               18,705.842        10.27            192,109
            Qualified XXIV                              30,407.310        10.26            311,979
            Qualified XXV                               28,021.672        10.29            288,343
            Qualified XXVI                               2,908.000        10.25             29,807
            Qualified XXXII                              4,573.659        10.44             47,749
                                                   ---------------                ----------------
                                                    4,951,291.891                 $     50,532,457
                                                   ===============                ================

        LORD ABBETT MID-CAP VALUE - CLASS VC
        Contracts in accumulation period:
            NYSUT 457                                   92,123.492   $    12.77   $      1,176,417
            Qualified VI                             1,056,375.805        10.25         10,827,852
            Qualified X (1.15)                          41,845.817        10.28            430,175
            Qualified X (1.25)                         133,264.196        10.25          1,365,958
            Qualified XII (0.15)                         2,986.695        11.65             34,795
            Qualified XII (0.45)                         6,395.507        10.46             66,897
            Qualified XII (0.55)                       107,161.170        10.43          1,117,691
            Qualified XII (0.60)                         9,838.196        10.42            102,514
            Qualified XII (0.65)                         2,114.601        10.41             22,013
            Qualified XII (0.70)                        18,240.520        10.39            189,519

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        LORD ABBETT MID-CAP VALUE - CLASS VC
          (CONTINUED)
            Qualified XII (0.75)                        34,280.347   $    10.38   $        355,830
            Qualified XII (0.80)                       206,995.565        10.37          2,146,544
            Qualified XII (0.85)                       106,857.488        10.35          1,105,975
            Qualified XII (0.90)                         4,787.234        10.34             49,500
            Qualified XII (0.95)                        79,607.841        10.33            822,349
            Qualified XII (1.00)                       476,178.489        10.32          4,914,162
            Qualified XII (1.05)                        20,087.476        10.30            206,901
            Qualified XII (1.10)                        14,828.377        10.29            152,584
            Qualified XII (1.15)                        16,651.362        10.28            171,176
            Qualified XII (1.20)                        11,066.018        10.27            113,648
            Qualified XII (1.25)                        13,049.951        10.25            133,762
            Qualified XII (1.30)                           799.316        10.24              8,185
            Qualified XII (1.35)                         1,170.186        10.23             11,971
            Qualified XII (1.40)                        10,530.333        10.22            107,620
            Qualified XII (1.45)                         1,851.176        10.20             18,882
            Qualified XII (1.50)                         2,012.856        10.19             20,511
            Qualified XV                                 5,784.802        10.33             59,757
            Qualified XVI                               19,299.804        10.19            196,665
            Qualified XVII                               2,028.976        10.25             20,797
            Qualified XVIII                              2,458.049        10.25             25,195
            Qualified XXI                               22,573.867        10.37            234,091
            Qualified XXIV                              40,658.937        10.35            420,820
            Qualified XXV                               13,733.622        10.38            142,555
            Qualified XXVI                               1,861.896        10.34             19,252
            Qualified XXVIII                           151,145.758        11.08          1,674,695
            Qualified XXXII                              4,082.769        10.33             42,175
                                                   ---------------                ----------------
                                                     2,734,728.494                $     28,509,433
                                                   ===============                ================

        MFS(R) TOTAL RETURN
        Contracts in accumulation period:
            Qualified XXVII                          1,730,461.941   $    13.19   $     22,824,793
            Qualified XXVIII                         2,683,563.262        13.12         35,208,350
                                                   ---------------                ----------------
                                                     4,414,025.203                $     58,033,143
                                                   ===============                ================

        OPPENHEIMER DEVELOPING MARKETS
        Contracts in accumulation period:
            Qualified XXVII                            428,804.530   $    14.57   $      6,247,682
                                                   ---------------                ----------------
                                                       428,804.530                $      6,247,682
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        OPPENHEIMER AGGRESSIVE GROWTH
            Currently payable annuity contracts:                                  $          3,819
                                                                                  ----------------
                                                                                  $          3,819
                                                                                  ================

        OPPENHEIMER GLOBAL SECURITIES
        Contracts in accumulation period:
            Qualified III                                5,406.460   $    15.79   $         85,368
            Qualified V                                    872.602        15.22             13,281
            Qualified VI                             4,961,170.423        15.35         76,153,966
            Qualified VIII                               1,875.700        15.35             28,792
            Qualified X (1.15)                          40,356.736        15.44            623,108
            Qualified X (1.25)                         405,832.769        15.35          6,229,533
            Qualified XI                                    19.523        15.93                311
            Qualified XII (0.05)                       110,421.605        15.83          1,747,974
            Qualified XII (0.15)                         1,817.993        11.06             20,107
            Qualified XII (0.15)                        27,280.832        11.06            301,726
            Qualified XII (0.25)                       256,884.877        16.20          4,161,535
            Qualified XII (0.35)                        88,677.468        16.11          1,428,594
            Qualified XII (0.45)                        89,314.232        16.02          1,430,814
            Qualified XII (0.55)                       170,278.720        15.93          2,712,540
            Qualified XII (0.60)                       347,226.684        15.89          5,517,432
            Qualified XII (0.65)                        39,648.896        15.85            628,435
            Qualified XII (0.70)                       157,387.405        15.80          2,486,721
            Qualified XII (0.75)                       488,096.193        15.76          7,692,396
            Qualified XII (0.80)                     2,094,652.699        15.75         32,990,780
            Qualified XII (0.85)                       469,450.859        15.71          7,375,073
            Qualified XII (0.90)                        18,328.800        15.66            287,029
            Qualified XII (0.95)                       351,194.814        15.62          5,485,663
            Qualified XII (1.00)                     2,194,785.806        15.57         34,172,815
            Qualified XII (1.05)                       131,308.628        15.53          2,039,223
            Qualified XII (1.10)                        80,145.126        15.49          1,241,448
            Qualified XII (1.15)                        33,405.959        15.44            515,788
            Qualified XII (1.20)                        63,075.974        15.40            971,370
            Qualified XII (1.25)                        71,068.991        15.35          1,090,909
            Qualified XII (1.30)                         8,643.175        15.31            132,327
            Qualified XII (1.35)                         3,502.816        15.27             53,488
            Qualified XII (1.40)                        44,561.235        15.22            678,222
            Qualified XII (1.45)                           869.038        15.18             13,192
            Qualified XII (1.50)                         5,010.832        15.14             75,864
            Qualified XV                                11,627.657        15.62            181,624
            Qualified XVI                              101,424.307        15.14          1,535,564
            Qualified XVII                              15,459.544        15.35            237,304

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        OPPENHEIMER GLOBAL SECURITIES
          (CONTINUED)
            Qualified XVIII                             12,028.469   $    15.35   $        184,637
            Qualified XXI                               50,072.282        15.73            787,637
            Qualified XXIV                             149,156.103        15.65          2,334,293
            Qualified XXV                               57,639.077        15.61            899,746
            Qualified XXVI                              10,521.056        15.53            163,392
            Qualified XXVII                          1,737,193.279        15.92         27,656,117
            Qualified XXVIII                         1,169,076.452        15.84         18,518,171
            Qualified XXXII                             15,095.909        10.51            158,658
                                                   ---------------                ----------------
                                                    16,091,868.005                $    251,042,967
                                                   ===============                ================

        OPPENHEIMER MAIN STREET(R)
        Currently payable annuity contracts:                                      $         31,762
                                                                                  ----------------
                                                                                  $         31,762
                                                                                  ================

        OPPENHEIMER STRATEGIC BOND
        Currently payable annuity contracts:                                      $          7,908
        Contracts in accumulation period:
            Qualified III                                  179.389   $    13.10              2,350
            Qualified V                                    789.018        12.93             10,202
            Qualified VI                               793,254.790        13.05         10,351,975
            Qualified VIII                               1,893.712        13.04             24,694
            Qualified X (1.15)                           9,066.616        13.12            118,954
            Qualified X (1.25)                         121,435.402        13.05          1,584,732
            Qualified XII (0.05)                        10,542.230        13.45            141,793
            Qualified XII (0.15)                         5,754.922        12.80             73,663
            Qualified XII (0.25)                        43,521.651        13.81            601,034
            Qualified XII (0.35)                        22,331.441        13.74            306,834
            Qualified XII (0.40)                        54,055.238        13.65            737,854
            Qualified XII (0.45)                        21,371.523        13.66            291,935
            Qualified XII (0.55)                        20,161.855        13.58            273,798
            Qualified XII (0.60)                        27,232.103        13.55            368,995
            Qualified XII (0.65)                        13,110.437        13.51            177,122
            Qualified XII (0.70)                        28,495.694        13.47            383,837
            Qualified XII (0.75)                        58,220.848        13.43            781,906
            Qualified XII (0.80)                       172,403.659        13.39          2,308,485
            Qualified XII (0.85)                        55,390.038        13.35            739,457
            Qualified XII (0.90)                         2,874.906        13.31             38,265
            Qualified XII (0.95)                        68,743.632        13.27            912,228
            Qualified XII (1.00)                       254,652.759        13.23          3,369,056
            Qualified XII (1.05)                        29,490.758        13.20            389,278

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        OPPENHEIMER STRATEGIC BOND
          (CONTINUED)
            Qualified XII (1.10)                         9,073.784   $    13.16   $        119,411
            Qualified XII (1.15)                         6,334.832        13.12             83,113
            Qualified XII (1.20)                         6,093.884        13.08             79,708
            Qualified XII (1.25)                        10,023.142        13.05            130,802
            Qualified XII (1.30)                         3,556.803        13.01             46,274
            Qualified XII (1.35)                         3,120.972        12.97             40,479
            Qualified XII (1.40)                         6,513.447        12.94             84,284
            Qualified XII (1.45)                            59.845        12.90                772
            Qualified XII (1.50)                           600.933        12.86              7,728
            Qualified XV                                 5,640.166        13.27             74,845
            Qualified XVI                               18,170.685        12.86            233,675
            Qualified XVII                               1,884.904        13.05             24,598
            Qualified XVIII                              5,071.188        13.05             66,179
            Qualified XXI                                2,130.464        13.36             28,463
            Qualified XXIV                              15,999.699        13.30            212,796
            Qualified XXV                               46,528.054        13.26            616,962
            Qualified XXVI                               2,357.727        13.20             31,122
            Qualified XXVII                            286,487.358        13.21          3,784,498
            Qualified XXVIII                           218,753.577        13.14          2,874,422
            Qualified XXXII                              6,918.361        10.13             70,083
                                                   ---------------                ----------------
                                                     2,470,292.446                $     32,606,569
                                                   ===============                ================

        PAX WORLD BALANCED
        Contracts in accumulation period:
            Qualified VI                                   595.652   $     9.43   $          5,617
            Qualified XII (0.85)                        22,808.996         9.56            218,054
            Qualified XII (1.00)                         1,383.176         9.51             13,154
            Qualified XXVII                            353,095.807         9.54          3,368,534
                                                   ---------------                ----------------
                                                       377,883.631                $      3,605,359
                                                   ===============                ================

        PIONEER EQUITY INCOME
        Contracts in accumulation period:
            NYSUT 457                                   12,742.504   $    12.14   $        154,694
            Qualified VI                               396,077.870         9.67          3,830,073
            Qualified VIII                               4,406.825         9.67             42,614
            Qualified X (1.15)                          18,217.320         9.70            176,708
            Qualified X (1.25)                          65,072.182         9.67            629,248
            Qualified XII (0.15)                         6,272.404        10.11             63,414
            Qualified XII (0.45)                         2,080.547         9.87             20,535
            Qualified XII (0.55)                        49,078.354         9.84            482,931

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        PIONEER EQUITY INCOME (CONTINUED)
            Qualified XII (0.60)                         1,663.683   $     9.83   $         16,354
            Qualified XII (0.65)                        12,863.544         9.82            126,320
            Qualified XII (0.70)                         3,839.653         9.81             37,667
            Qualified XII (0.75)                         1,155.771         9.79             11,315
            Qualified XII (0.80)                       219,767.587         9.78          2,149,327
            Qualified XII (0.85)                       110,507.369         9.77          1,079,657
            Qualified XII (0.90)                         7,813.422         9.76             76,259
            Qualified XII (0.95)                        36,542.154         9.75            356,286
            Qualified XII (1.00)                        86,609.558         9.73            842,711
            Qualified XII (1.05)                        11,191.152         9.72            108,778
            Qualified XII (1.10)                        15,159.835         9.71            147,202
            Qualified XII (1.15)                         2,450.928         9.70             23,774
            Qualified XII (1.20)                         2,141.176         9.69             20,748
            Qualified XII (1.25)                         5,905.791         9.67             57,109
            Qualified XII (1.30)                           630.952         9.66              6,095
            Qualified XII (1.35)                            11.088         9.65                107
            Qualified XII (1.40)                         2,253.734         9.64             21,726
            Qualified XII (1.45)                           938.629         9.63              9,039
            Qualified XII (1.50)                           195.525         9.61              1,879
            Qualified XV                                    54.974         9.75                536
            Qualified XVI                                2,457.336         9.61             23,615
            Qualified XVII                               1,072.699         9.67             10,373
            Qualified XVIII                                655.636         9.67              6,340
            Qualified XXI                                2,203.170         9.78             21,547
            Qualified XXIV                               2,882.275         9.76             28,131
            Qualified XXV                                9,226.353         9.79             90,326
            Qualified XXVI                               1,090.266         9.76             10,641
            Qualified XXXII                                635.680        10.37              6,592
                                                   ---------------                ----------------
                                                     1,095,867.946                $     10,690,671
                                                   ===============                ================

        PIONEER FUND
        Contracts in accumulation period:
            Qualified VI                                57,446.471   $     9.21   $        529,082
            Qualified VIII                                  46.413         9.20                427
            Qualified X (1.15)                             997.941         9.23              9,211
            Qualified X (1.25)                          11,092.725         9.21            102,164
            Qualified XII (0.55)                         1,944.717         9.37             18,222
            Qualified XII (0.60)                           325.348         9.35              3,042
            Qualified XII (0.65)                           367.666         9.34              3,434
            Qualified XII (0.70)                            46.088         9.33                430

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        PIONEER FUND (CONTINUED)
            Qualified XII (0.75)                         2,903.112   $     9.32   $         27,057
            Qualified XII (0.80)                        16,137.272         9.31            150,238
            Qualified XII (0.85)                        18,504.839         9.30            172,095
            Qualified XII (0.90)                             8.827         9.29                 82
            Qualified XII (0.95)                        13,906.580         9.27            128,914
            Qualified XII (1.00)                        26,252.916         9.26            243,102
            Qualified XII (1.05)                         1,408.000         9.25             13,024
            Qualified XII (1.10)                           688.636         9.24              6,363
            Qualified XII (1.15)                           738.678         9.23              6,818
            Qualified XII (1.20)                           467.679         9.22              4,312
            Qualified XII (1.25)                         7,853.854         9.21             72,334
            Qualified XII (1.40)                           657.252         9.17              6,027
            Qualified XVI                                  164.699         9.15              1,507
            Qualified XXI                                  820.516         9.31              7,639
            Qualified XXIV                               1,679.548         9.29             15,603
            Qualified XXV                                   30.472         9.32                284
            Qualified XXVI                                  53.283         9.29                495
                                                   ---------------                ----------------
                                                       164,543.532                $      1,521,906
                                                   ===============                ================

        PIONEER MID CAP VALUE
        Contracts in accumulation period:
            NYSUT 457                                   21,362.407   $    13.46   $        287,538
            Qualified VI                               421,274.452        11.86          4,996,315
            Qualified X (1.15)                           5,575.189        11.89             66,289
            Qualified X (1.25)                          64,303.288        11.86            762,637
            Qualified XII (0.15)                            83.987        12.24              1,028
            Qualified XII (0.55)                        10,938.557        12.06            131,919
            Qualified XII (0.60)                         3,315.602        12.05             39,953
            Qualified XII (0.65)                         3,884.705        12.03             46,733
            Qualified XII (0.70)                        18,817.804        12.02            226,190
            Qualified XII (0.75)                         4,287.584        12.00             51,451
            Qualified XII (0.80)                       123,315.763        11.99          1,478,556
            Qualified XII (0.85)                        60,995.576        11.98            730,727
            Qualified XII (0.90)                         1,839.047        11.96             21,995
            Qualified XII (0.95)                        27,240.921        11.95            325,529
            Qualified XII (1.00)                       152,653.647        11.93          1,821,158
            Qualified XII (1.05)                         6,469.211        11.92             77,113
            Qualified XII (1.10)                         4,583.782        11.90             54,547
            Qualified XII (1.15)                         2,160.219        11.89             25,685
            Qualified XII (1.20)                         2,281.803        11.87             27,085
            Qualified XII (1.25)                         5,001.855        11.86             59,322

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        PIONEER MID CAP VALUE (CONTINUED)
            Qualified XII (1.30)                           885.980   $    11.84   $         10,490
            Qualified XII (1.35)                            46.154        11.83                546
            Qualified XII (1.40)                         4,469.517        11.81             52,785
            Qualified XII (1.50)                           763.104        11.79              8,997
            Qualified XV                                 1,241.506        11.95             14,836
            Qualified XVI                                7,036.981        11.79             82,966
            Qualified XVII                                   4.722        11.86                 56
            Qualified XVIII                              2,790.472        11.86             33,095
            Qualified XXI                                4,719.183        11.99             56,583
            Qualified XXIV                               7,483.291        11.97             89,575
            Qualified XXV                                7,685.167        12.00             92,222
            Qualified XXVI                                 642.391        11.96              7,683
            Qualified XXXII                              5,151.996        10.27             52,911
                                                   ---------------                ----------------
                                                       983,305.863                $     11,734,515
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED I

     Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code ("Code"); tax-deferred annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section 408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

     QUALIFIED III

     Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

     QUALIFIED V

     Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code.

     QUALIFIED VI

     Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans since August 28, 1992.

     QUALIFIED VII

     Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

     QUALIFIED VIII

     Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED IX

     Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

     QUALIFIED X

     Individual retirement annuity and Simplified Employee Pension ("SEP") plans issued or converted to ACES, an administrative system.

     QUALIFIED XI

     Certain large group Contracts issued in connection with deferred compensation plans adopted by state and local governments since January 1996.

     QUALIFIED XII

     Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

     QUALIFIED XIII

     Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).

     QUALIFIED XIV

     Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).

     QUALIFIED XV

     Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED XVI

     Group AetnaPlus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

     QUALIFIED XVII

     Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

     QUALIFIED XVIII

     Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

     QUALIFIED XIX

     Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

     QUALIFIED XX

     Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

     QUALIFIED XXI

     Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

     QUALIFIED XXII

     Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED XXIV

     Group Contract issued in connection with optional retirement plans having Contract modifications effective July 2000 to lower mortality and expense fee.

     QUALIFIED XXV

     Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

     QUALIFIED XXVI

     Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

     QUALIFIED XXVII

     Group Contract issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

     QUALIFIED XXVIII

     Group Contract issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

     QUALIFIED XXIX

     Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

     QUALIFIED XXX

     Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED XXXI

     Group Contract issued in connection with the San Bernadino 457F Plan at a zero basis point charge, effective in 2004.

     QUALIFIED XXXII

     Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

8.   FINANCIAL HIGHLIGHTS

     A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
              DIVISION          (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     AIM V.I. Capital
      Appreciation
                2003              2,409    $5.47 to $10.25     $    20,562            -%    0.25% to 1.50%       27.54% to 29.11%
                2002              2,288     $4.26 to $7.11          15,302            -     0.00% to 1.50%      -25.48% to -24.62%
                2001              2,119     $5.69 to $9.39          19,027         7.37     0.00% to 1.75%      -24.43% to -23.55%
                2000              1,839    $7.50 to $12.29          21,974            *           *                     *

     AIM V.I. Core Equity
                2003              5,544    $6.16 to $10.37          42,522         1.00     0.25% to 1.50%       22.56% to 24.08%
                2002              5,575     $5.00 to $6.54          34,728         0.33     0.00% to 1.50%      -16.84% to -15.71%
                2001              5,919     $5.99 to $7.76          44,279         0.05     0.00% to 1.75%      -23.99% to -23.10%
                2000              5,023    $7.84 to $10.04          48,981            *           *                     *

     AIM V.I. Growth
                2003              3,143    $4.16 to $10.35          17,055            -     0.25% to 1.50%       29.19% to 30.88%
                2002              2,722     $3.20 to $4.38          11,403            -     0.25% to 1.50%      -32.00% to -31.21%
                2001              2,533     $4.69 to $6.34          15,568         0.21     0.00% to 1.75%      -34.87% to -34.11%
                2000              2,061     $7.16 to $9.62          19,441            *           *                     *

     AIM V.I. Premier Equity
                2003              2,956    $6.15 to $10.33          21,041         0.31     0.25% to 1.50%       23.17% to 24.71%
                2002              2,777     $4.97 to $5.99          15,977         0.34     0.25% to 1.50%      -31.30% to -30.50%
                2001              2,682     $7.19 to $8.58          22,335         2.33     0.00% to 1.75%      -13.87% to -12.88%
                2000              1,903     $8.32 to $9.94          18,487            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     American Century(R)
      Income & Growth
                2003                272    $8.99 to $27.72     $     2,491         1.48%    1.00% to 1.10%       27.92% to 28.06%
                2002                159    $7.02 to $21.67           1,152         1.30     1.00% to 1.10%      -20.84% to -20.40%
                2001                 62    $8.82 to $27.26             629           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Baron Growth
                2003                  -         $12.91                   -         ****          0.00%                 ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

     Calvert Social Balanced
                2003              3,259    $10.21 to $27.31         60,576         1.94     0.25% to 1.50%       17.49% to 18.96%
                2002              3,111    $8.88 to $23.11          49,766         2.70     0.00% to 1.50%      -13.46% to -12.46%
                2001              3,120    $10.23 to $26.58         58,340         5.40     0.00% to 1.75%       -8.34% to -7.27%
                2000              3,005    $11.13 to $28.86         63,262            *           *                     *

     Evergreen Special Values
                2003              1,118    $15.33 to $15.50         17,138            -     0.95% to 1.00%       34.00% to 34.08%
                2002                819    $11.44 to $11.56          9,367            -     0.95% to 1.00%       -7.97% to -7.92%
                2001                316    $12.43 to $12.56          3,926           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Fidelity(R) VIP ASSET
      MANAGER(SM)
                2003              1,246    $17.36 to $17.45         21,727         3.47     1.00% to 1.10%       16.67% to 16.80%
                2002              1,221    $14.88 to $14.94         18,235         3.97     1.00% to 1.10%       -9.73% to -9.64%
                2001              1,306    $16.48 to $16.54         21,589         5.70     1.05% to 1.25%       -5.29% to -5.10%
                2000              1,362    $17.41 to $17.43         23,730            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                            INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Fidelity(R) VIP
      Contrafund(R)
                2003             27,815    $10.35 to $24.91    $   564,372         0.40%    0.25% to 1.50%       26.56% to 28.10%
                2002             23,810    $10.26 to $19.58        382,356         0.79     0.00% to 1.50%      -10.70% to -9.48%
                2001             20,685    $11.40 to $21.82        375,287         3.44     0.00% to 1.75%      -13.56% to -12.55%
                2000             19,961    $11.84 to $25.13        420,902            *           *                     *

     Fidelity(R) VIP
      Equity-Income
                2003             18,499    $10.50 to $24.58        327,820         1.56     0.25% to 1.50%       28.39% to 30.03%
                2002             16,267    $8.79 to $19.07         226,895         1.66     0.00% to 1.50%      -18.19% to -17.24%
                2001             13,666    $10.66 to $23.23        237,314         5.91     0.00% to 1.75%       -6.38% to -5.29%
                2000             10,367    $11.30 to $24.73        195,903            *           *                     *

     Fidelity(R) VIP Growth
                2003             24,544    $9.27 to $23.64         380,196         0.24     0.25% to 1.50%       30.83% to 32.47%
                2002             23,257    $8.30 to $18.00         277,744         0.25     0.00% to 1.50%      -31.15% to -30.35%
                2001             22,173    $11.97 to $26.05        388,351         7.04     0.00% to 1.75%      -18.89% to -17.94%
                2000             20,583    $14.65 to $32.00        448,872            *           *                     *

     Fidelity(R) VIP High
      Income
                2003                866     $8.28 to $8.33           7,292         5.36     1.00% to 1.50%       25.84% to 26.02%
                2002                529     $6.58 to $6.61           3,569         8.54     1.00% to 1.50%        2.31% to 2.41%
                2001                411     $6.43 to $6.45           2,694        12.33     0.75% to 1.50%      -12.83% to -12.67%
                2000                332     $7.38 to $7.39           2,450            *           *                     *

     Fidelity(R) VIP Index 500
                2003              4,705    $21.37 to $21.49        101,046         1.34     1.00% to 1.10%       26.98% to 27.16%
                2002              4,302    $16.83 to $16.90         72,668         1.32     1.00% to 1.10%      -23.10% to -23.32%
                2001              4,378    $21.89 to $21.96         96,097         1.12     1.05% to 1.25%      -13.20% to -13.03%
                2000              4,146    $25.21 to $25.25        104,650            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Fidelity(R) VIP Overseas
                2003              2,508    $7.40 to $13.88     $    30,341         0.50%    0.25% to 1.50%       41.20% to 43.00%
                2002              1,719     $5.21 to $9.79          14,076         0.74     0.00% to 1.50%      -21.47% to -20.56%
                2001              1,306    $6.61 to $12.42          14,766        13.21     0.00% to 1.75%      -22.35% to -21.44%
                2000              1,232    $8.47 to $15.94          18,192            *           *                     *

     Franklin Small Cap Value
      Securities
                2003              1,312    $10.35 to $13.33         15,883         0.19     0.55% to 1.50%       30.14% to 31.36%
                2002                860     $9.19 to $9.32           7,951         0.55     0.55% to 1.50%      -10.62% to -10.12%
                2001                 13    $10.28 to $10.30            130           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     ING GET Fund - Series D
                2003             14,948    $10.01 to $10.70        152,769         4.03     0.50% to 1.75%       -0.10% to 1.04%
                2002             22,908    $10.04 to $10.59        234,066         4.30     0.25% to 1.75%       -1.09% to 0.06%
                2001             28,027    $10.15 to $10.54        288,294         1.46     0.25% to 1.75%        0.22% to 1.38%
                2000             32,394    $10.13 to $10.38        331,079            *           *                     *

     ING GET Fund - Series E
                2003              7,589    $10.02 to $10.84         79,656         4.14     0.70% to 1.75%        0.98% to 2.07%
                2002             10,072    $10.23 to $10.62        104,443         4.02     0.25% to 1.75%        2.28% to 3.36%
                2001             11,703    $10.01 to $10.28        118,197         0.79     0.25% to 1.75%       -0.96% to 0.10%
                2000             12,965    $10.10 to $10.27        131,675            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING GET Fund - Series G
                2003              2,302    $10.01 to $10.77    $    23,831         4.15%    0.80% to 1.75%        0.39% to 1.44%
                2002              2,896    $10.16 to $10.48         29,756         3.84     0.25% to 1.75%        3.15% to 4.13%
                2001              3,400    $9.85 to $10.11          33,746         0.39     0.25% to 1.75%       -0.35% to 0.08%
                2000              3,829    $9.88 to $10.03          38,004            *           *                     *

     ING GET Fund - Series H
                2003              1,765    $10.03 to $10.91         18,535         4.10     0.50% to 1.75%        1.37% to 2.73%
                2002              2,251    $10.23 to $10.62         23,282         3.60     0.25% to 1.75%        2.95% to 3.93%
                2001              2,578    $9.93 to $10.17          25,808         0.47     0.25% to 1.75%       -1.09% to 0.08%
                2000              2,894    $9.87 to $10.16          29,176            *           *                     *

     ING GET Fund - Series I
                2003                106    $10.02 to $10.29          1,092         3.42          1.75%                 1.38%
                2002                117         $10.15               1,190         3.54          1.75%                 3.52%
                2001                128         $9.80                1,252         0.24          1.75%                -0.60%
                2000                138         $9.86                1,364            *           *                     *

     ING GET Fund - Series J
                2003                 38    $10.02 to $10.18            386         3.59          1.75%                 0.79%
                2002                 39        $10.10                  394         3.47          1.75%                 4.23%
                2001                 39        $9.69                   381         0.16          1.75%                -0.46%
                2000                 47        $9.73                   457            *           *                     *

     ING GET Fund - Series K
                2003                167    $10.01 to $10.38          1,736         3.07     1.25% to 1.75%        0.59% to 1.07%
                2002                200    $10.17 to $10.27          2,048         2.74     1.25% to 1.75%        3.90% to 4.41%
                2001                231     $9.79 to $9.84           2,275            -     1.30% to 1.75%       -2.52% to -2.09%
                2000                285    $10.04 to $10.05          2,863            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING GET Fund - Series L
                2003                101         $10.34         $     1,049         3.76%        1.25%                 2.17%
                2002                117         $10.12               1,187         0.05         1.25%                 1.41%
                2001                131          $9.98               1,305         4.60         1.30%                -0.36%
                2000                  2         $10.02                  16            *           *                     *

     ING GET Fund - Series Q
                2003                418         $10.50               4,385            -         1.25%                 3.86%
                2002                498         $10.11               5,031         2.28         1.25%                  ***
                2001                364         $10.00               3,642           **         1.05%                   **
                2000                 **           **                    **           **           **                    **

     ING GET Fund - Series S
                2003              3,106    $10.09 to $10.69         32,661         0.10     0.50% to 1.75%        4.08% to 5.34%
                2002              4,624    $10.04 to $10.11         46,558          ***     0.25% to 1.75%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING VP Balanced
                2003             31,363    $10.22 to $31.70        659,370         1.96     0.25% to 1.50%       17.10% to 18.62%
                2002             32,476    $10.03 to $26.92        597,925         1.06     0.00% to 1.50%      -11.64% to -10.62%
                2001             36,765    $11.27 to $30.30        768,043         5.73     0.00% to 1.75%       -5.66% to -4.54%
                2000             38,718    $11.85 to $31.93        875,436            *           *                     *

     ING VP Bond
                2003             20,885    $10.04 to $71.97        408,185         1.72     0.25% to 1.50%        4.71% to 6.06%
                2002             24,208    $13.07 to $68.41        458,178         3.22     0.00% to 1.50%        6.72% to 7.96%
                2001             23,313    $12.15 to $63.81        409,596         6.40     0.00% to 1.75%        7.12% to 8.37%
                2000             17,978    $11.26 to $59.29        301,919            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING VP Emerging Markets
                2003                973     $8.38 to $8.41     $     8,172            -%        1.00%            45.74% to 45.75%
                2002                871     $5.75 to $5.77           5,020            -         1.00%           -10.24% to -10.23%
                2001                859     $6.41 to $6.43           5,519        20.84     1.00% to 1.25%      -11.54% to -11.37%
                2000                878     $7.24 to $7.25           6,367            *           *                     *

     ING VP Money Market
                2003             17,666    $10.00 to $49.72        257,477         1.79     0.25% to 1.50%        -0.61% to .66%
                2002             23,887    $11.78 to $49.45        368,846         3.78     0.00% to 1.50%        0.11% to 1.27%
                2001             24,401    $11.68 to $48.83        374,569         5.45     0.00% to 1.75%        2.38% to 3.62%
                2000             21,736    $11.32 to $47.51        322,714            *           *                     *

     ING VP Natural Resources
                2003                940    $10.76 to $17.40         13,971            -     0.25% to 1.50%       28.54% to 30.12%
                2002              1,022    $8.30 to $13.46          11,897         0.18     0.00% to 1.50%       -3.56% to -2.54%
                2001              1,061    $8.54 to $13.82          12,751            -     0.00% to 1.75%      -17.19% to -16.23%
                2000              1,140    $10.24 to $16.64         16,696            *           *                     *

     ING MFS Total Return
                2003                701    $11.28 to $12.03          8,289         ****     0.55% to 1.50%             ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****
     ING T. Rowe Price Equity
      Income
                2003                166    $12.20 to $13.01          2,143         ****     0.55% to 1.50%             ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING DSI Enhanced Index
                2003                101    $7.76 to $10.13     $       800         0.65%    0.60% to 1.50%       25.57% to 26.56%
                2002                 19     $6.18 to $8.04             126          ***     0.60% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING Alger Aggressive
      Growth-Initial Class
                2003                  1        $14.26                   16            -         0.00%                   -
                2002                  -         $9.58                    -          ***         0.00%                  ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING Alger Aggressive
      Growth-Service Class
                2003              1,287    $7.13 to $10.49           9,420            -     0.45% to 1.50%       42.51% to 43.68%
                2002                166     $5.00 to $7.32             902          ***     0.60% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING Alger Growth
                2003                253    $8.57 to $10.38           2,194            -     0.40% to 1.50%       32.25% to 33.38%
                2002                 39     $6.48 to $6.85             255          ***     0.75% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING American Century
      Small Cap Value
                2003                582    $10.77 to $10.94          6,307         0.17     0.55% to 1.50%       33.46% to 34.73%
                2002                227     $8.07 to $8.12           1,834          ***     0.55% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

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ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING Baron Small Cap
      Growth
                2003              1,313    $10.23 to $13.03    $    15,257            -%    0.40% to 1.50%       31.49% to 32.65%
                2002                372     $8.67 to $8.73           3,239          ***     0.55% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING Goldman Sachs(R)
      Capital Growth
                2003                 83    $9.27 to $10.37             827            -     0.60% to 1.50%       21.72% to 22.96%
                2002                 43     $7.59 to $8.32             347          ***     0.60% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING JPMorgan Fleming
      International
                2003              8,116    $9.30 to $19.47         126,504         0.98     0.25% to 1.50%       27.52% to 29.04%
                2002              8,676    $7.24 to $15.19         107,839         0.62     0.00% to 1.50%      -19.30% to -18.37%
                2001              9,398    $8.90 to $18.73         145,566        23.69     0.00% to 1.75%      -28.02% to -27.18%
                2000             10,064    $12.27 to $25.91        219,543            *           *                     *

     ING JPMorgan Mid Cap
      Value
                2003                339    $10.24 to $11.93          3,999         0.44     0.45% to 1.50%       28.20% to 29.21%
                2002                113     $9.15 to $9.21           1,038          ***     0.60% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING MFS Capital
      Opportunities
                2003              8,274    $8.73 to $26.23         151,497         0.19     0.25% to 1.50%       26.12% to 27.71%
                2002              8,811    $7.36 to $20.69         129,150            -     0.00% to 1.50%      -31.20% to -30.41%
                2001              9,985    $10.67 to $29.93        216,006        18.63     0.00% to 1.75%      -25.88% to -25.02%
                2000              9,596    $14.36 to $40.20        291,499            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING MFS Global Growth
             2003                   119    $10.78 to $10.94    $     1,294            -%    0.65% to 1.50%       29.96% to 30.90%
             2002                    24     $8.30 to $8.35             202          ***     0.70% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING MFS Research Equity
             2003                10,747    $8.55 to $14.33         128,075         0.58     0.25% to 1.50%       23.02% to 24.66%
             2002                11,666    $6.95 to $11.58         114,492         0.20     0.00% to 1.50%      -26.01% to -25.15%
             2001                12,954    $9.39 to $15.50         172,262        20.46     0.00% to 1.75%      -22.07% to -21.20%
             2000                13,514    $12.05 to $19.72        234,529            *           *                     *

     ING OpCap Balanced Value
             2003                   752    $10.29 to $12.58          9,183         1.63     0.55% to 1.50%       28.44% to 29.44%
             2002                    59     $8.00 to $9.69             515          ***     0.70% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING PIMCO Total Return
             2003                 2,845    $10.02 to $11.20         31,227         3.56     0.40% to 1.50%        2.52% to 3.44%
             2002                 1,518    $10.70 to $10.77         16,279          ***     0.55% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING Salomon Brothers
      Aggressive Growth
             2003                22,307    $7.60 to $13.51         239,784            -     0.25% to 1.50%       36.05% to 37.92%
             2002                21,979     $5.54 to $9.90         175,927            -     0.00% to 1.50%      -36.27% to -35.53%
             2001                24,305    $8.63 to $15.50         305,237         6.20     0.00% to 1.75%      -26.33% to -25.47%
             2000                24,658    $11.63 to $20.98        425,188            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING Salomon Brothers
      Fundamental Value

             2003                   578    $10.39 to $16.78    $     9,414         1.39%    0.55% to 1.50%       38.62% to 39.78%
             2002                    23    $7.48 to $11.99             244          ***     0.60% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING Salomon Brothers
      Investors Value
             2003                   321    $9.88 to $12.92           4,019         0.69     0.55% to 1.50%       29.49% to 30.54%
             2002                    67     $7.62 to $9.89             635          ***     0.60% to 1.40%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING T. Rowe Price Growth
      Equity
             2003                13,740    $10.37 to $21.86        246,603         0.15     0.00% to 1.50%       28.96% to 30.55%
             2002                12,185    $9.02 to $16.86         169,889         0.19     0.00% to 1.50%      -24.44% to -23.64%
             2001                12,122    $11.85 to $22.20        223,753        15.67     0.00% to 1.75%      -11.56% to -10.53%
             2000                11,636    $13.30 to $24.99        244,865            *           *                     *

     ING UBS Tactical Asset
      Allocation
             2003                    50    $9.55 to $30.04             911         0.14     0.55% to 1.50%       25.13% to 26.26%
             2002                    42    $7.61 to $23.76             474          ***     0.60% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING Van Kampen Comstock
             2003                 2,951    $10.46 to $12.47         32,018         0.89     0.40% to 1.50%       27.74% to 28.90%
             2002                   983     $8.29 to $8.35           8,175          ***     0.55% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING VP Strategic
      Allocation Balanced
                2003              4,016    $10.24 to $16.55    $    58,446         1.48%    0.25% to 1.50%       17.67% to 19.12%
                2002              3,907    $8.84 to $13.98          47,846         2.59     0.00% to 1.50%      -10.89% to -9.85%
                2001              4,144    $9.85 to $15.59          57,038         2.54     0.00% to 1.75%       -8.39% to -7.32%
                2000              4,127    $10.67 to $16.92         62,530            *           *                     *

     ING VP Strategic
      Allocation Growth
                2003              4,838    $9.86 to $16.92          69,833         0.88     0.25% to 1.50%       22.46% to 23.96%
                2002              4,739    $7.99 to $13.73          56,046         1.75     0.00% to 1.50%      -15.04% to -14.06%
                2001              4,817    $9.34 to $16.07          67,010         1.60     0.00% to 1.75%      -12.87% to -11.85%
                2000              4,801    $10.63 to $18.33         77,057            *           *                     *

     ING VP Strategic
      Allocation Income
                2003              2,238    $10.18 to $16.50         33,837         2.30     0.25% to 1.50%       11.92% to 13.28%
                2002              2,347    $10.23 to $14.66         31,610         3.44     0.00% to 1.50%       -5.77% to -4.68%
                2001              2,600    $10.77 to $15.41         37,096         4.35     0.00% to 1.75%       -3.84% to -2.71%
                2000              2,622    $11.12 to $15.89         39,124            *           *                     *

     ING VP Growth and Income
                2003            121,775    $7.87 to $249.58      2,310,967            -     0.25% to 1.50%       24.14% to 25.78%
                2002            139,292    $6.29 to $199.83      2,141,418         0.84     0.00% to 1.50%      -26.11% to -25.25%
                2001            162,099    $8.45 to $268.94      3,399,498         0.60     0.00% to 1.75%      -19.62% to -18.68%
                2000            178,363   $10.44 to $332.72      4,739,548            *           *                     *

     ING GET Fund US Core
      - Series 1
                2003                231         $10.28               2,378         ****          1.25%                 ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING GET Fund US Core
      - Series 2

                2003              2,055    $10.03 to $10.05    $    20,639         ****%    1.05% to 1.65%             ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

     ING GET Fund US Core
      - Series 3
                2003                 21    $9.99 to $10.00             207         ****     0.80% to 1.25%             ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

     ING VP Technology
                2003             12,668    $3.64 to $10.26          47,295            -     0.25% to 1.50%       43.36% to 45.25%
                2002              8,904     $2.53 to $2.64          23,001            -     0.00% to 1.50%      -42.16% to -41.49%
                2001              7,145     $4.35 to $4.50          31,754            -     0.00% to 1.75%      -24.13% to -23.22%
                2000              4,262     $5.71 to $5.87          24,855            *           *                     *

     ING VP Growth
                2003              7,779    $5.06 to $14.18          95,972            -     0.25% to 1.50%       28.43% to 30.14%
                2002              7,963    $3.92 to $10.79          76,539            -     0.00% to 1.50%      -30.00% to -29.19%
                2001              8,753    $5.57 to $15.43         120,765        11.29     0.00% to 1.75%      -28.16% to -27.32%
                2000              8,901    $7.72 to $21.24         171,159            *           *                     *

     ING VP Index Plus
      LargeCap
                2003             31,590    $9.74 to $17.85         503,421         1.04     0.25% to 1.50%       24.22% to 25.85%
                2002             29,577    $8.36 to $14.03         378,460         0.24     0.00% to 1.50%      -22.70% to -21.80%
                2001             27,743    $10.73 to $18.18        459,606         4.07     0.00% to 1.75%      -14.92% to -13.92%
                2000             25,137    $12.52 to $21.13        488,938            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING VP Index Plus MidCap
                2003             14,056    $10.18 to $17.68    $   233,761         0.39%    0.25% to 1.50%       30.49% to 32.14%
                2002             11,364    $12.33 to $13.38        144,261         0.45     0.00% to 1.50%      -13.40% to -12.40%
                2001              6,071    $14.24 to $15.20         88,491         5.86     0.00% to 1.75%       -2.80% to-1.67%
                2000              3,705    $14.65 to $15.46         55,395            *           *                     *

     ING VP Index Plus
      SmallCap
                2003              7,540    $10.20 to $13.42         93,931         0.17     0.25% to 1.50%       34.15% to 35.83%
                2002              5,909     $8.96 to $9.88          54,579         0.17     0.00% to 1.50%      -14.50% to -13.51%
                2001              2,687    $10.48 to $11.37         28,860         4.91     0.00% to 1.75%        0.87% to 2.05%
                2000              1,211     $9.94 to $11.14         12,843            *           *                     *

     ING VP International
      Equity
                2003              1,451    $5.79 to $10.52          11,933         1.01     0.25% to 1.50%       30.10% to 31.82%
                2002              1,316     $4.43 to $6.40           8,248         0.22     0.00% to 1.50%      -27.77% to -26.93%
                2001              1,269     $6.10 to $8.79          10,978         0.11     0.00% to 1.75%      -25.02% to -24.14%
                2000              1,117    $8.09 to $11.62          12,949            *           *                     *

     ING VP Small Company
                2003              9,733    $9.73 to $20.60         167,432         0.25     0.25% to 1.50%       35.44% to 37.18%
                2002              9,115    $7.15 to $14.86         115,085         0.48     0.00% to 1.50%      -24.37% to -23.50%
                2001              7,976    $9.41 to $19.68         134,200         3.51     0.00% to 1.75%        2.44% to 3.64%
                2000              6,314    $9.15 to $19.00         104,712            *           *                     *

     ING VP Value Opportunity
                2003              8,963    $8.85 to $17.11         133,176         0.77     0.25% to 1.50%       22.79% to 24.30%
                2002              9,633    $9.09 to $13.82         115,345         0.46     0.00% to 1.50%      -27.07% to -26.22%
                2001              7,322    $12.37 to $18.98        118,660         4.66     0.00% to 1.75%      -10.97% to -9.93%
                2000              3,530    $13.79 to $20.91         63,066            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING VP Growth
      Opportunities
                2003                164     $7.86 to $8.04     $     1,297            -%    0.55% to 1.50%       31.33% to 32.24%
                2002                 26     $6.00 to $6.08             158            -     0.55% to 1.40%           -32.22%
                2001                  1         $8.92                   10           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     ING VP International
      Value
                2003              3,157    $10.17 to $11.47         32,591         1.19     0.40% to 1.50%       27.92% to 29.37%
                2002              1,603     $7.95 to $8.07          12,825         0.86     0.45% to 1.50%      -16.56% to -16.17%
                2001                160     $9.54 to $9.56           1,529           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     ING VP MagnaCap
                2003                177     $8.80 to $8.93           1,571         1.04     0.60% to 1.50%       29.18% to 30.17%
                2002                 80     $6.82 to $6.86             544          ***     0.60% to 1.40%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING VP MidCap
      Opportunities
                2003                447     $9.28 to $9.50           4,191            -     0.55% to 1.50%       34.69% to 35.91%
                2002                 66     $6.89 to $6.99             457            -     0.55% to 1.50%      -26.79% to -26.57%
                2001                  3     $9.45 to $9.46              30           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     ING VP SmallCap
      Opportunities
                2003              1,170     $6.78 to $6.96           8,045            -     0.40% to 1.50%       36.69% to 38.10%
                2002                446     $4.96 to $5.04           2,239            -     0.45% to 1.50%      -44.29% to -44.13%
                2001                  7     $8.95 to $8.96              59           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Janus Aspen Balanced
                2003             19,201    $9.36 to $24.66     $   385,094         2.22%    0.25% to 1.50%       12.34% to 13.76%
                2002             19,717    $8.29 to $21.87         353,540         2.57     0.00% to 1.50%       -7.84% to -6.77%
                2001             17,000    $8.95 to $23.65         338,450         2.71     0.00% to 1.75%       -6.13% to -5.04%
                2000             13,548    $9.49 to $25.11         296,054            *           *                     *

     Janus Aspen Capital
      Appreciation
                2003                423     $7.32 to $9.88           3,177         0.27     1.00% to 1.25%       18.75% to 19.02%
                2002                326     $6.15 to $8.32           2,019         0.33     1.00% to 1.25%           -16.77%
                2001                 72         $7.39                  530           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Janus Aspen Flexible
      Income
                2003              5,268    $10.03 to $20.59         89,994         4.83     0.25% to 1.50%        4.82% to 6.09%
                2002              5,626    $12.74 to $19.53         92,271         4.52     0.00% to 1.50%       8.83% to 10.09%
                2001              3,776    $11.67 to $17.78         56,744         6.11     0.00% to 1.75%        6.13% to 7.36%
                2000              2,595    $10.97 to $16.61         36,898            *           *                     *

     Janus Aspen Growth
                2003             15,153    $9.27 to $19.13         239,988         0.09     0.25% to 1.50%       29.72% to 31.47%
                2002             16,346    $7.70 to $14.67         199,166            -     0.00% to 1.50%      -27.61% to -26.77%
                2001             18,060    $10.56 to $20.16        305,619         0.25     0.00% to 1.75%      -25.86% to -25.00%
                2000             17,916    $14.14 to $27.07        412,686            *           *                     *

     Janus Aspen Mid Cap
      Growth
                2003             30,177    $9.11 to $20.68         459,241            -     0.25% to 1.50%       33.11% to 34.86%
                2002             31,862    $7.88 to $15.46         369,184            -     0.00% to 1.50%      -29.01% to -28.04%
                2001             34,630    $11.02 to $21.67        569,410            -     0.00% to 1.75%      -40.36% to -39.66%
                2000             33,795    $18.33 to $36.17        950,193            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Janus Aspen Worldwide
      Growth
                2003             31,018    $9.09 to $22.51     $   536,188         1.06%    0.25% to 1.50%       22.11% to 23.74%
                2002             36,207    $7.94 to $18.36         513,443         0.87     0.00% to 1.50%      -26.61% to -25.61%
                2001             40,344    $10.75 to $24.94        783,656         0.45     0.00% to 1.75%      -23.60% to -22.71%
                2000             42,211    $13.96 to $32.52      1,083,720            *           *                     *

     Janus Twenty
                2003                117     $4.79 to $4.81             563         0.63     0.95% to 1.10%       23.97% to 24.09%
                2002                 99     $3.86 to $3.88             383         0.63     0.95% to 1.10%      -24.85% to -24.74%
                2001                 97     $5.14 to $5.15             497           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Lord Abbet Growth and
      Income
                2003              4,951    $10.10 to $10.44         50,532         0.93     0.45% to 1.50%       28.99% to 30.39%
                2002              1,545     $7.83 to $7.93          12,172         1.05     0.55% to 1.50%      -19.17% to -18.81%
                2001                126     $9.70 to $9.72           1,226           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Lord Abbett Mid-Cap Value
      - Class VC
                2003              2,735    $10.19 to $12.77         28,509         0.67     0.45% to 1.50%       22.92% to 24.05%
                2002              1,213     $8.29 to $8.41          10,124         1.08     0.55% to 1.50%      -10.91% to -10.64%
                2001                 28     $9.34 to $9.35             265           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     MFS(R) Total Return
                2003              4,414    $13.12 to $13.19         58,033         1.66     1.00% to 1.10%       14.99% to 15.20%
                2002              3,443    $11.41 to $11.45         39,338         1.50     1.00% to 1.10%       -6.21% to -6.11%
                2001              1,743    $12.16 to $12.20         21,228         3.77     1.05% to 1.25%       -1.00% to -0.81%
                2000                395    $12.28 to $12.30          4,860            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Oppenheimer Developing
      Markets
                2003                429         $14.57         $     6,248         4.56%       1.00%                  63.52%
                2002                145          $8.91               1,294         2.50        1.00%                  -2.58%
                2001                 24    $9.15 to $13.82             223           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Oppenheimer Aggressive
      Growth
                2003                  -           -                      4            -         1.25%                   -
                2002                  -           -                      3          ***         1.25%                  ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     Oppenheimer Global
      Securities
                2003             16,092    $10.51 to $16.20        251,043         0.55     0.25% to 1.50%       40.97% to 43.00%
                2002             10,640    $10.74 to $11.36        117,400         0.51     0.00% to 1.50%      -23.30% to -22.41%
                2001              6,078    $14.01 to $14.59         86,986        10.25     0.00% to 1.75%      -13.36% to -12.34%
                2000              3,052    $16.17 to $16.76         50,259            *           *                     *

     Oppenheimer Main
      Street(R)
                2003                  -           -                     32            -     1.25% to 1.50%              -
                2002                  -           -                     28          ***     1.25% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     Oppenheimer Strategic
      Bond
                2003              2,470    $10.13 to $13.81         32,607         5.57     0.25% to 1.50%       16.27% to 17.73%
                2002              1,474    $11.06 to $11.73         16,662         6.58     0.00% to 1.50%        5.84% to 7.07%
                2001                924    $10.45 to $10.91          9,817         6.28     0.00% to 1.75%        3.28% to 4.48%
                2000                586    $10.12 to $10.79          6,010            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Pax World Balanced
                2003                378     $9.43 to $9.56     $     3,605         1.04%    0.85% to 1.25%       15.85% to 16.30%
                2002                195     $8.14 to $8.22           1,605         1.68     0.85% to 1.25%            -9.77%
                2001                254         $9.10                2,309           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

    Pioneer Equity Income
                2003              1,096    $9.61 to $12.14          10,691         2.39     0.45% to 1.50%       20.73% to 21.93%
                2002                472     $7.96 to $8.07           3,782         2.54     0.55% to 1.50%      -16.99% to -16.62%
                2001                  9     $9.60 to $9.62              88           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Pioneer Fund
                2003                165     $9.15 to $9.37           1,522         1.13     0.55% to 1.50%       21.84% to 23.13%
                2002                 57     $7.51 to $7.61             432         1.24     0.55% to 1.50%      -20.16% to -19.80%
                2001                  1     $9.41 to $9.43               9           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Pioneer Mid Cap Value
                2003                983    $10.27 to $13.46         11,735         0.16     0.55% to 1.50%       35.44% to 36.73%
                2002                245     $8.70 to $8.82           2,143         0.33     0.55% to 1.50%      -12.53% to -12.05%
                2001                  8     $9.95 to $9.97              81           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Templeton Foreign
                2003                  -           -            $         -         ****%     0.00% to 0.90%            ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

     *    Not provided for 2000
     ** As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented
     *** As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented
     **** As this investment Division was not available until 2003, this data is not meaningful and therefore is not presented

     A The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
     B The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
     C Total Return is calculated as the change in unit value for each Contract presented in Note 7. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                                 PAGE
                                                                                                                 ----
Report of Independent Auditors                                                                                    C-2

Consolidated Financial Statements:

    Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001                           C-3

    Consolidated Balance Sheets as of December 31, 2003 and 2002                                                  C-4

    Consolidated Statements of Changes in Shareholder's Equity for the years ended
         December 31, 2003, 2002 and 2001                                                                         C-5

    Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002
         and 2001                                                                                                 C-6

Notes to Consolidated Financial Statements                                                                        C-7

                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2003 and 2002, and the related consolidated income statements, consolidated statements of changes in shareholder's equity, and consolidated statements of cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed its accounting principle for goodwill and other intangible assets effective January 1, 2002.

                                                           /s/ Ernst & Young LLP


Atlanta, Georgia
March 22, 2004

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                         CONSOLIDATED INCOME STATEMENTS
                                   (Millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                    ----------------------------------------------------------
                                                                         2003                  2002                  2001
                                                                    --------------        --------------        --------------
Revenues:
   Premiums                                                         $         95.8        $         98.7        $        114.2
   Fee income                                                                384.3                 418.2                 553.4
   Net investment income                                                     919.1                 959.5                 888.4
   Net realized capital gains (losses)                                        64.5                (101.0)                (21.0)
                                                                    --------------        --------------        --------------
           Total revenue                                                   1,463.7               1,375.4               1,535.0
                                                                    --------------        --------------        --------------
Benefits, losses and expenses:
   Benefits:
      Interest credited and other benefits
        to policyholders                                                     757.6                 746.4                 729.6
   Underwriting, acquisition, and insurance expenses:
      General expenses                                                       421.2                 392.5                 559.9
      Commissions                                                            122.4                 124.0                 101.2
      Policy acquisition costs deferred                                     (159.7)               (155.1)               (216.9)
   Amortization:
      Deferred policy acquisition costs and value
           of business acquired                                              106.5                 181.5                 112.0
      Goodwill                                                                  --                    --                  61.9
                                                                    --------------        --------------        --------------
           Total benefits, losses and expenses                             1,248.0               1,289.3               1,347.7
                                                                    --------------        --------------        --------------

Income before income taxes and cumulative effect of
   change in accounting principle                                            215.7                  86.1                 187.3
Income tax expense                                                            61.1                  18.6                  87.4
                                                                    --------------        --------------        --------------
Income before cumulative effect of change
   in accounting principle                                                   154.6                  67.5                  99.9
Cumulative effect of change in accounting principle                             --              (2,412.1)                   --
                                                                    --------------        --------------        --------------

Net income (loss)                                                   $        154.6        $     (2,344.6)       $         99.9
                                                                    ==============        ==============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                           CONSOLIDATED BALANCE SHEETS
                          (Millions, except share data)

                                                                                                     AS OF DECEMBER 31,
                                                                                                  2003                  2002
                                                                                             --------------        --------------
                                      ASSETS:
Investments:
   Fixed maturities, available for sale, at fair value
     (amortized cost of $16,961.7 at 2003 and $15,041.2 at 2002)                             $     17,574.3        $     15,767.0
   Equity securities at fair value:
     Nonredeemable preferred stock (cost of $34.1 at 2003 and $34.2 at 2002)                           34.1                  34.2
     Investment in affiliated mutual funds (cost of $112.3 at 2003 and $203.9 at 2002)                121.7                 201.0
     Common stock (cost of $0.1 at 2003 and $0.2 at 2002)                                               0.1                   0.2
   Mortgage loans on real estate                                                                      754.5                 576.6
   Policy loans                                                                                       270.3                 296.3
   Short-term investments                                                                               1.0                   6.2
   Other investments                                                                                   52.6                  52.2
   Securities pledged to creditors (amortized cost of $117.7 at 2003 and
     $154.9 at 2002)                                                                                  120.2                 155.0
                                                                                             --------------        --------------
          Total investments                                                                        18,928.8              17,088.7
Cash and cash equivalents                                                                              57.8                  65.4
Short term investments under securities loan agreement                                                123.9                 164.3
Accrued investment income                                                                             169.6                 170.9
Reinsurance recoverable                                                                             2,953.2               2,986.5
Deferred policy acquisition costs                                                                     307.9                 229.8
Value of business acquired                                                                          1,415.4               1,438.4
Property, plant and equipment (net of accumulated depreciation of $79.8 at
   2003 and $56.0 at 2002)                                                                             31.7                  49.8
Other assets                                                                                          129.6                 145.8
Assets held in separate accounts                                                                   33,014.7              28,071.1
                                                                                             --------------        --------------
          Total assets                                                                       $     57,132.6        $     50,410.7
                                                                                             ==============        ==============

                       LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
   Future policy benefits and claims reserves                                                $      3,379.9        $      3,305.2
   Unpaid claims and claim expenses                                                                    25.4                  30.0
   Other policyholders' funds                                                                      15,871.3              14,756.0
                                                                                             --------------        --------------
     Total policy liabilities and accruals                                                         19,276.6              18,091.2
   Payable under securities loan agreement                                                            123.9                 164.3
   Current income taxes                                                                                85.6                  84.5
   Deferred income taxes                                                                              184.7                 163.1
   Other liabilities                                                                                1,801.2               1,573.7
   Liabilities related to separate accounts                                                        33,014.7              28,071.1
                                                                                             --------------        --------------
          Total liabilities                                                                        54,486.7              48,147.9
                                                                                             --------------        --------------
Shareholder's equity:
   Common stock (100,000 shares authorized; 55,000 shares issued and
     outstanding, $50.00 per share per value)                                                           2.8                   2.8
   Additional paid-in capital                                                                       4,646.5               4,416.5
   Accumulated other comprehensive income                                                             106.8                 108.3
   Retained deficit                                                                                (2,110.2)             (2,264.8)
                                                                                             --------------        --------------
          Total shareholder's equity                                                                2,645.9               2,262.8
                                                                                             --------------        --------------
             Total liabilities and shareholder's equity                                      $     57,132.6        $     50,410.7
                                                                                             ==============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (Millions)

                                                                                ACCUMULATED
                                                               ADDITIONAL          OTHER             RETAINED            TOTAL
                                             COMMON             PAID-IN        COMPREHENSIVE         EARNINGS         SHAREHOLDER'S
                                              STOCK             CAPITAL        INCOME (LOSS)         (DEFICIT)           EQUITY
                                           -----------        -----------      --------------       -----------       --------------
Balance at December 31, 2000               $       2.8        $   4,303.8        $      25.4        $      12.6        $   4,344.6
   Comprehensive income:
     Net income                                     --                 --                 --               99.9               99.9
     Other comprehensive
          income net of tax:
          Unrealized gain on
            securities ($32.5
            pretax)                                 --                 --               21.2                 --               21.2
                                           -----------        -----------        -----------        -----------        -----------
   Comprehensive income                                                                                                      121.1
   Return of capital                                --              (11.3)                --                 --              (11.3)
   Other changes                                    --               (0.1)                --                 --               (0.1)
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2001                       2.8            4,292.4               46.6              112.5            4,454.3
   Comprehensive loss:
     Net loss                                       --                 --                 --           (2,344.6)          (2,344.6)
     Other comprehensive
          income net of tax:
          Unrealized gain on
            securities ($94.9
            pretax)                                 --                 --               61.7                 --               61.7
                                                                                                                       -----------
   Comprehensive loss                                                                                                     (2,282.9)
   Distribution of IA Holdco                        --              (27.4)                --              (32.7)             (60.1)
   Capital contributions                            --              164.3                 --                 --              164.3
   SERP--transfer                                   --              (15.1)                --                 --              (15.1)
   Other changes                                    --                2.3                 --                 --                2.3
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2002                       2.8            4,416.5              108.3           (2,264.8)           2,262.8
   Comprehensive income:
     Net income                                     --                 --                 --              154.6              154.6
     Other comprehensive
          income net of tax:
          Unrealized loss on
            securities (($2.4)
            pretax)                                 --                 --               (1.5)                --               (1.5)
                                                                                                                       -----------
   Comprehensive income                                                                                                      153.1
   Capital contributions                            --              230.0                 --                 --              230.0
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2003               $       2.8        $   4,646.5        $     106.8        $  (2,110.2)       $   2,645.9
                                           ===========        ===========        ===========        ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (Millions)

                                                                                                YEARS ENDED DECEMBER 31,
                                                                                   ------------------------------------------------
                                                                                       2003              2002              2001
                                                                                   ------------      ------------      ------------
Cash Flows from Operating Activities:
Net income (loss)                                                                  $      154.6      $   (2,344.6)     $       99.9
Adjustments to reconcile net income (loss) to net cash provided by (used for)
   operating activities:
   Net amortization (accretion) of (discounts) premiums on investments                    198.9             115.5              (1.2)
   Net realized capital (gains) losses                                                    (64.5)            101.0              21.0
   Amortization of deferred policy acquisition costs                                       15.5              12.2             112.0
   Amortization of value of business acquired                                              91.0             146.3                --
   Depreciation of property, plant and equipment                                           23.3              20.9               8.4
   (Increase) decrease in accrued investment income                                         1.3             (10.0)            (13.7)
   (Increase) decrease in receivables                                                      33.3             172.7             (95.6)
   (Increase) decrease in value of business acquired                                         --              (6.9)             13.9
   Amortization of goodwill                                                                  --                --              61.9
   Impairment of goodwill                                                                    --           2,412.1                --
   Policy acquisition costs deferred                                                     (159.7)           (120.7)           (233.3)
   Interest credited and other changes in insurance reserve liabilities                   705.9             953.7            (118.7)
   Change in current income taxes payable and other changes in assets
     and liabilities                                                                      233.1              51.9             (76.4)
   Provision for deferred income taxes                                                     22.1              23.6              89.5
                                                                                   ------------      ------------      ------------
Net cash provided by (used for) operating activities                                    1,254.8           1,527.7            (132.3)
                                                                                   ------------      ------------      ------------
Cash Flows from Investing Activities:
   Proceeds from the sale, maturity, or repayment of:
     Fixed maturities available for sale                                               29,977.9          26,315.3          15,338.5
     Equity securities                                                                    130.2              57.2               4.4
     Mortgages                                                                             16.3               2.0               5.2
     Short-term investments                                                                 5.2          11,796.7           7,087.3
   Acquisition of investments:
     Fixed maturities available for sale                                              (31,951.6)        (28,105.5)        (16,489.8)
     Equity securities                                                                    (34.8)            (81.8)            (50.0)
     Short-term investments                                                                  --         (11,771.3)         (6,991.1)
     Mortgages                                                                           (194.2)           (343.7)           (242.0)
   Increase in policy loans                                                                26.0              32.7              10.3
   Purchase of property and equipment                                                      (5.2)             (5.8)              7.4
   Change in other investments                                                            (13.3)            (47.8)             (4.7)
                                                                                   ------------      ------------      ------------
Net cash used for investing activities                                                 (2,043.5)         (2,152.0)         (1,324.5)
                                                                                   ------------      ------------      ------------
Cash Flows from Financing Activities:
   Deposits and interest credited for investment contracts                              2,040.5           1,332.5           1,941.5
   Maturities and withdrawals from insurance contracts                                 (1,745.5)           (741.4)         (1,082.7)
   Transfers to/from separate accounts                                                    256.1              16.6            (105.0)
   Capital contributions                                                                  230.0                --                --
   Return of capital                                                                         --                --             (11.3)
                                                                                   ------------      ------------      ------------
Net cash provided by financing activities                                                 781.1             607.7             742.5
                                                                                   ------------      ------------      ------------
Net decrease in cash and cash equivalents                                                  (7.6)            (16.6)           (714.3)
Cash and cash equivalents, beginning of period                                             65.4              82.0             796.3
                                                                                   ------------      ------------      ------------
Cash and cash equivalents, end of period                                           $       57.8      $       65.4      $       82.0
                                                                                   ============      ============      ============
Supplemental cash flow information:
Income taxes (received) paid, net                                                  $       29.8      $        6.7      $      (12.3)
                                                                                   ============      ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     PRINCIPLES OF CONSOLIDATION

     ING Life Insurance and Annuity Company ("ILIAC"), and its wholly-owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States. These consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisers, LLC ("IFA") and, through February 28, 2002, ING Investment Adviser Holding, Inc. ("IA Holdco"). Until March 30, 2003, ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). Until March 30, 2003, IRSI was a wholly-owned subsidiary of Lion Connecticut Holding, Inc. ("Lion"), which in turn was ultimately owned by ING Groep N.V. ("ING"), a financial services company based in The Netherlands. On March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion, HOLDCO merged into Lion and IA Holdco merged into Lion. As a result, ILIAC is now a direct wholly-owned subsidiary of Lion.

     HOLDCO contributed IFA to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999. On February 28, 2002, ILIAC distributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 million dividend distribution. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus"). Accordingly, fees earned by Aeltus were not included in Company results subsequent to the dividend date. As a result of this transaction, the Investment Management Services is no longer reflected as an operating segment of the Company.

     On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion.

     In the fourth quarter of 2001, ING announced its decision to pursue a move to a fully integrated U.S. structure that would separate manufacturing from distribution in its retail and worksite operations to support a more customer-focused business strategy. As a result of the integration, the Company's Worksite Products and Individual Products operating segments were realigned into one reporting segment, U.S. Financial Services ("USFS").

     USFS offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 457, as well as nonqualified deferred compensation plans.

     Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, USFS offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. USFS also offers investment advisory services and pension plan administrative services.


     Investment Management Services, through February 28, 2002, provided: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

     DESCRIPTION OF BUSINESS

     The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred compensation plans. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, educations (collectively "not-for-profit" organizations) and corporate markets. The Company's products generally are sold through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

     RECENTLY ADOPTED ACCOUNTING STANDARDS

     ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

     During 2002, the Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("FAS No. 142"). The adoption of this standard resulted in an impairment loss of $2,412.1 million. The Company, in accordance with FAS No. 142, recorded the impairment loss retroactive to the first quarter of 2002; prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

     Application of the nonamortization provision (net of tax) of the standard resulted in an increase in net income of $61.9 million for the twelve months ended December 31, 2001. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
     (MILLIONS)                                                     2001
     -----------------------------------------------------------------------
     Reported net income after tax                              $       99.9
     Add back goodwill amortization, net of tax                         61.9
     -----------------------------------------------------------------------
     Adjusted net income after tax                              $      161.8
     =======================================================================

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In June 1998, the FASB issued FAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended and interpreted by FAS No. 137, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES--Deferral of the Effective Date of FASB Statement 133,
     FAS No.138, ACCOUNTING FOR CERTAIN DERIVATIVE INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES--an Amendment of FAS No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

     Adoption of FAS No.133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative holdings and embedded derivative holdings.

     The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

     Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies that underlie the warrants are non-public companies. At December 31, 2003 and 2002, the estimated value of these warrants, including the value of their effectiveness, in managing market risk, was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

     The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

     The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

     The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES recently issued Statement Implementation Issue No. B36, EMBEDDED DERIVATIVES:
     MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDIT WORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company was October 1, 2003. The Company completed its evaluation of DIG B36 and determined that the Company had modified coinsurance treaties that require implementation of the guidance. The applicable contracts, however, were determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, did not impact the Company's financial position, results of operations or cash flows.

     GUARANTEES

     In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information of certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2003. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2003. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued FASB Interpretation 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES, AN INTERPRETATION OF ARB NO.51 ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIE") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

     In general, a VIE is a corporation, partnership, limited- liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is required to consolidate and additions for those VIEs it is not required to consolidate but in which it has a significant variable interest.

     At December 31, 2003, the Company held the following investments that, for purposes of FIN 46, were evaluated and determined to not require consolidation in the Company's financial statements:

                   ASSET TYPE                                    PURPOSE           BOOK VALUE (1)  MARKET VALUE
     ----------------------------------------------------------------------------------------------------------
     Private Corporate Securities--synthetic
     leases; project financings; credit tenant leases      Investment Holdings     $      1,600.1  $    1,697.6
     Foreign Securities--US VIE subsidiaries of
     foreign companies                                     Investment Holdings              583.1         615.2
     Commercial Mortgage Obligations
     (CMO)                                                 Investment Holdings            6,038.8       6,109.4
     Collateralized Debt Obligations (CDO)             Investment Holdings and/or
                                                           Collateral Manager                20.9          12.3
     Asset-Backed Securities (ABS)                         Investment Holdings              949.6         975.8
     Commercial Mortgage Backed
     Securities (CMBS)                                     Investment Holdings            1,278.5       1,380.2

     (1) Represents maximum exposure to loss except for those structures for which the Company also receives asset management fees

     NEW ACCOUNTING PRONOUNCEMENTS

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, which the Company intends to adopt on January 1, 2004. The impact on the financial statements is not known at this time.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     RECLASSIFICATIONS

     Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     INVESTMENTS

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. Management considers the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS. Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

     Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are included in other policyholders' funds on the Consolidated

     Balance Sheets. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     In September 2000, the FASB issued FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES. In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors". Total securities pledged to creditors at December 31, 2003 and 2002 consisted entirely of fixed maturities.

     The investment in affiliated mutual funds represents an investment in mutual funds managed by the Company and its affiliates, and is carried at fair value.

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Policy loans are carried at unpaid principal balances, net of impairment reserves.

     Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

     The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

     On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in the fair value of these options are recorded in net realized capital gains or losses.

     DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

     The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES ("FAS No. 60") and FAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS ("FAS No. 97").

     Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

     Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense fees, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

     DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

     Activity for the years-ended December 31, 2003, 2002 and 2001 within VOBA were as follows:

     (MILLIONS)
     ----------------------------------------------------------------------
     Balance at December 31, 2000                              $    1,780.9
     Adjustment of allocation purchase price                         (165.3)
     Additions                                                         90.0
     Interest accrued at 7%                                           110.0
     Amortization                                                    (213.8)
                                                                    --------
     Balance at December 31, 2001                                   1,601.8
     Adjustment for unrealized loss                                   (21.9)
     Additions                                                         25.0
     Interest accrued at 7%                                            86.8
     Amortization                                                    (253.3)
                                                                    --------
     Balance at December 31, 2002                                   1,438.4
     Adjustment for unrealized gain                                     6.2
     Additions                                                         59.1
     Interest accrued at 7%                                            92.2
     Amortization                                                    (180.5)
     ----------------------------------------------------------------------
     Balance at December 31, 2003                              $    1,415.4
     ======================================================================

     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $112.3 million, $106.4 million, $99.9 million, $94.7 million and $90.7 million for the years 2004, 2005, 2006, 2007 and 2008, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns to 9.0% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The initial unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 million before tax, or $29.7 million, net of $15.9 million of federal income tax benefit.

     The Company has remained unlocked during 2003, and reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2003, maintaining a blended return of equity and other sub-accounts. The 2003 unlocking adjustment from the previous year was primarily driven by improved market performance. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $3.7 million before tax, or $2.4 million, net of $1.3 million of federal income tax expense

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits and claims reserves include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

     Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

     Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date (see Note
     11).

     Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.0% to 10.1% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

     REVENUE RECOGNITION

     For certain annuity contracts, fee income for the cost of insurance, expenses, and other fees assessed against policyholders are recorded as revenue in the fee income line on the Consolidated Income Statements. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue but are included in the other policyholders' funds line on the Consolidated Balance Sheets. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statements.

     SEPARATE ACCOUNTS

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

     Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the policyholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Account assets are carried at fair value. At December 31, 2003 and 2002, unrealized gains of $36.2 million and of $29.7 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 7.3% in 2003 and 3.0% to 10.0% in 2002.

     Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     REINSURANCE

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets. Of the reinsurance recoverable on the Balance Sheets, $3.0 billion at both December 31, 2003 and 2002 is related to the reinsurance recoverable from Lincoln National Corporation ("Lincoln") arising from the sale of the Company's domestic life insurance business.

     INCOME TAXES

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

     Deferred corporate tax is stated at the face value and is calculated for temporary valuation differences between carrying amounts of assets and liabilities in the balance sheet and tax bases based on tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled.

     Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. A deferred tax asset is recognized for the carryforward of unused tax losses to the extent that it is probable that future taxable profits will be available for compensation.

2.   INVESTMENTS

     Fixed maturities available for sale as of December 31 were as follows:

                                                                            GROSS          GROSS
                                                            AMORTIZED     UNREALIZED     UNREALIZED       FAIR
     2003 (MILLIONS)                                          COST          GAINS          LOSSES         VALUE
     --------------------------------------------------------------------------------------------------------------
     U.S. government and government agencies
       and authorities                                    $      350.0   $        1.7   $        0.3   $      351.4

     States, municipalities and political
       subdivisions                                                2.1            0.1             --            2.2

     U.S. corporate securities:
          Public utilities                                       970.7           48.9           11.4        1,008.2
          Other corporate securities                           6,846.6          432.9           32.4        7,247.1
     --------------------------------------------------------------------------------------------------------------
       Total U.S. corporate securities                         7,817.3          481.8           43.8        8,255.3
     --------------------------------------------------------------------------------------------------------------

     Foreign securities:
          Government                                             605.2           33.7            2.8          636.1
          Other                                                1,364.7           74.5           11.0        1,428.2
     --------------------------------------------------------------------------------------------------------------
       Total foreign securities                                1,969.9          108.2           13.8        2,064.3
     --------------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                                5,903.7           91.8           35.1        5,960.4

     Other assets-backed securities                            1,036.4           34.0            9.5        1,060.9
     --------------------------------------------------------------------------------------------------------------

     Total fixed maturities, including fixed
       maturities pledged to creditors                        17,079.4          717.6          102.5       17,694.5

     Less: fixed maturities pledged to creditors                 117.7            2.7            0.2          120.2
     --------------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $   16,961.7   $      714.9   $      102.3   $   17,574.3
     ==============================================================================================================

                                                                            GROSS          GROSS
                                                            AMORTIZED     UNREALIZED     UNREALIZED       FAIR
     2002 (MILLIONS)                                          COST          GAINS          LOSSES         VALUE
     --------------------------------------------------------------------------------------------------------------
     U.S. government and government
       agencies and authorities                           $       74.2   $        2.9   $         --   $       77.1

     States, municipalities and political
       subdivisions                                                0.4             --             --            0.4

     U.S. corporate securities:
          Public utilities                                       623.9           28.1            6.4          645.6
          Other corporate securities                           6,845.8          482.4           30.8        7,297.4
     --------------------------------------------------------------------------------------------------------------
       Total U.S. corporate securities                         7,469.7          510.5           37.2        7,943.0
     --------------------------------------------------------------------------------------------------------------

     Foreign securities:
          Government                                             350.4           20.7            6.5          364.6
          Other                                                1,044.8           69.5            3.6        1,110.8
     --------------------------------------------------------------------------------------------------------------
       Total foreign securities                                1,395.2           90.2           10.1        1,475.8
     --------------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                                5,374.2          167.1           34.0        5,507.3

     Other assets-backed securities                              882.4           47.0           10.5          918.9
     --------------------------------------------------------------------------------------------------------------

     Total fixed maturities, including
       fixed maturities pledged to creditors                  15,196.1          817.7           91.8       15,922.0

     Less: fixed maturities pledged to creditors                 154.9            0.1             --          155.0
     --------------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $   15,041.2   $      817.6   $       91.8   $   15,767.0
     ==============================================================================================================

     At December 31, 2003 and 2002, net unrealized appreciation of $615.1 million and $725.9 million, respectively, on available-for-sale fixed maturities including fixed maturities pledged to creditors included $491.5 million and $563.1 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

     The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2003, are shown below by duration:

                                                      UNREALIZED       FAIR
     (MILLIONS)                                          LOSS          VALUE
     ---------------------------------------------------------------------------
     Duration category:
       Less than six months below cost               $       27.1   $    2,774.3
       More than six months and less than
         twelve months below cost                            65.5        1,772.1
       More than twelve months below cost                     9.9           82.5
     ---------------------------------------------------------------------------
       Fixed maturities, including fixed
         maturities pledged to creditors             $      102.5   $    4,628.9
     ===========================================================================

     Of the losses more than 6 months and less than 12 months in duration of $65.5 million, there were $20.4 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $45.1 million as of December 31, 2003 included the following items:

     - $21.5 million of unrealized losses related to securities reviewed for impairment under the guidance proscribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $594.2 million.
     - $15.0 million of unrealized losses relating to the energy/utility industry, for which the carrying amount was $202.8 million. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. The Company's year-end analysis indicates that we can expect the debt to be serviced in accordance with the contractual terms.
     - $5.3 million of unrealized losses relating to non-domestic issues, with no unrealized loss exposure per country in excess of $3.0 million for which the carrying amount was $111.4 million. The Company's credit exposures are well diversified in these markets including banking and beverage companies.
     - $3.2 million of unrealized losses relating to the telecommunications/ cable/media industry, for which the carrying amount was $83.5 million. During 2003, the sector recovered somewhat due to a gradually improving economy and reduced investor concern with management decisions even though it remains challenged by over capacity. The Company's exposure is primarily focused in the largest and most financially secure companies in the sector.

     An analysis of the losses more than 12 months in duration of $9.9 million follows. There were $0.6 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $9.3 million as of December 31, 2003 included the following significant items:

     - $8.7 million of unrealized losses related to securities reviewed for impairment under the guidance proscribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $47.2 million.

     - The remaining unrealized losses totaling $0.6 million relate to a carrying amount of $9.0 million.

     The amortized cost and fair value of total fixed maturities for the year ended December 31, 2003 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                                      AMORTIZED         FAIR
     (MILLIONS)                                                         COST            VALUE
     --------------------------------------------------------------------------------------------
     Due to mature:
       One year or less                                             $       370.7   $       379.9
       After one year through five years                                  3,073.7         3,204.9
       After five years through ten years                                 3,385.5         3,533.7
       After ten years                                                    2,031.0         2,174.6
       Mortgage-backed securities                                         7,225.1         7,389.9
       Other asset-backed securities                                        993.4         1,011.5
       Less: fixed maturities securities pledged to creditors               117.7           120.2
     --------------------------------------------------------------------------------------------
       Fixed maturities                                             $    16,961.7   $    17,574.3
     ============================================================================================

     At December 31, 2003 and 2002, fixed maturities with carrying values of $11.2 million and $10.5 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2003 or 2002.

     The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2003 and 2002, approximately 2.8% and 5.5%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

     Investments in equity securities as of December 31 were as follows:

     (MILLIONS)                                        2003             2002
     --------------------------------------------------------------------------
     Amortized cost                                  $    146.5      $    238.3
     Gross unrealized gains                                 9.4              --
     Gross unrealized losses                                 --             2.9
     --------------------------------------------------------------------------
     Fair value                                      $    155.9      $    235.4
     ==========================================================================

     Beginning in April 2001, the Company entered into reverse dollar repurchase agreement ("dollar rolls") and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as borrowed money in "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.5 billion and $1.3 billion at December 31, 2003 and 2002, respectively. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.
     The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2003. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

     IMPAIRMENTS

     During 2003, the Company determined that eighty-seven fixed maturities had other than temporary impairments. As a result, at December 31, 2003, the Company recognized a pre-tax loss of $94.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.1 million. During 2002, the Company determined that fifty-six fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $106.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $124.7 million. During 2001, the Company determined that fourteen fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $51.8 million to reduce the carrying value of the fixed maturities to their fair value of $10.5 million.

3.   FINANCIAL INSTRUMENTS

     ESTIMATED FAIR VALUE

     The following disclosures are made in accordance with the requirements of FAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS.
     FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

     FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

     FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

     EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

     MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

     OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

     INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

     WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the policyholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2003 and 2002 were as follows:

                                                                        2003                          2002
                                                            ---------------------------   ---------------------------
                                                              CARRYING        FAIR          CARRYING        FAIR
     (MILLIONS)                                                VALUE          VALUE          VALUE          VALUE
     ----------------------------------------------------------------------------------------------------------------
     Assets:
       Fixed maturity securities                            $   17,574.3   $   17,574.3   $   15,767.0   $   15,767.0
       Equity securities                                           155.9          155.9          235.4          235.4
       Mortgage loans                                              754.5          798.5          576.6          632.6
       Policy loans                                                270.3          270.3          296.3          296.3
       Short term investments                                        1.0            1.0            6.2            6.2
       Cash and cash equivalents                                    57.8           57.8           65.4           65.4
     Liabilities:
       Investment contract liabilities:
         With a fixed maturity                                   1,056.4        1,067.8        1,129.8        1,122.8
         Without a fixed maturity                               12,152.5       12,116.4       10,783.6       10,733.8
     ----------------------------------------------------------------------------------------------------------------

     Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

     DERIVATIVE FINANCIAL INSTRUMENTS

     INTEREST RATE FLOORS

     Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2003 or 2002.

     INTEREST RATE CAPS

     Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2003 were $739.6 million, $8.2 million and $8.2 million, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2002 were $256.4 million, $0.7 million and $0.7 million, respectively.

     INTEREST RATE SWAPS

     Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $950.0 million, $(14.4) million and $(14.4) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2002 were $400.0 million, $(6.8) million and $(6.8) million, respectively.

     FOREIGN EXCHANGE SWAPS

     Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2003 were $78.1 million, $(12.8) million and $(12.8) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2002 were $49.4 million, $(0.5) million and $(0.5) million, respectively.

     EMBEDDED DERIVATIVES

     The Company also had investments in certain fixed maturity instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2003 and 2002 was $(3.7) million and $(1.4) million, respectively.

4.   NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $      946.2   $      964.1   $      887.2
     Nonredeemable preferred stock                                 9.9            3.9            1.5
     Investment in affiliated mutual funds                          --             --            7.2
     Mortgage loans                                               42.7           23.3            5.9
     Policy loans                                                  9.0            8.7            8.9
     Cash equivalents                                              1.7            1.7           18.2
     Other                                                        (1.0)          23.4           15.9
     -----------------------------------------------------------------------------------------------
     Gross investment income                                   1,008.5        1,025.1          944.8
     Less: investment expenses                                    89.4           65.6           56.4
     -----------------------------------------------------------------------------------------------
     Net investment income                                $      919.1   $      959.5   $      888.4
     ===============================================================================================

     Net investment income includes amounts allocable to experience rated contractholders of $783.3 million, $766.9 million and $704.2 million for the years-ended December 31, 2003, 2002 and 2001, respectively. Interest credited to contractholders is included in future policy benefits and claims reserves.

5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

     In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2003, 2002 or 2001.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income (loss) was $67.5 million, $148.8 million, and $(92.3) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $1,230.7 million and $1,006.0 million as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.   CAPITAL GAINS AND LOSSES

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital gains (losses) on investments were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $       63.9   $      (97.5)  $      (20.6)
     Equity securities                                             0.6           (3.5)          (0.4)
     -----------------------------------------------------------------------------------------------
     Pretax realized capital gains (losses)               $       64.5   $     (101.0)  $      (21.0)
     ===============================================================================================
     After-tax realized capital gains (losses)            $       41.9   $      (58.3)  $      (13.7)
     ===============================================================================================

     Net realized capital gains of $43.9 million, $63.6 million and $117.0 million for the years ended December 31, 2003, 2002 and 2001, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Other policyholders' funds on the Consolidated Balance Sheets. Net unamortized gains allocable to experienced-rated contractholders were $213.7 million, $199.3 million and $172.7 million at December 31, 2003, 2002 and 2001, respectively.

     Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Proceeds on sales                                    $   12,812.5   $   13,265.2   $   15,338.5
     Gross gains                                                 291.9          276.7           57.0
     Gross losses                                                228.0          374.2           77.6
     -----------------------------------------------------------------------------------------------

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $      (54.3)  $      104.8   $       24.0
     Equity securities                                            17.9           (1.6)           2.0
     Other investments                                            34.0           (8.3)           6.5
     -----------------------------------------------------------------------------------------------
          Subtotal                                                (2.4)          94.9           32.5
     Increase in deferred income taxes                            (0.9)          33.2           11.3
     -----------------------------------------------------------------------------------------------
     Net changes in accumulated other
       comprehensive income (loss)                        $       (1.5)  $       61.7   $       21.2
     ===============================================================================================

     Net unrealized capital gains allocable to experience-rated contracts of $491.5 million and $563.1 million at December 31, 2003 and 2002, respectively, are reflected on the Consolidated Balance Sheets in Other policyholders' funds and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience-rated contractholders:

                                                             AS OF          AS OF          AS OF
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Net unrealized capital gains (losses):
       Fixed maturities                                   $      108.5   $      162.8   $       58.0
       Equity securities                                          14.4           (3.5)          (1.9)
       Other investments                                          41.3            7.3           15.6
     -----------------------------------------------------------------------------------------------
                                                                 164.2          166.6           71.7
     -----------------------------------------------------------------------------------------------
     Less: deferred income taxes                                  57.4           58.3           25.1
     -----------------------------------------------------------------------------------------------
     Net accumulated other comprehensive income           $      106.8   $      108.3   $       46.6
     ===============================================================================================

     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Unrealized holding gains (losses) arising
       during the year (1)                                $      (48.1)  $      127.4   $        8.3
     Less: reclassification adjustment for gains(losses)
       and other items included in net income (2)                (46.6)          65.7          (12.9)
     -----------------------------------------------------------------------------------------------
     Net unrealized gains (losses) on securities          $       (1.5)  $       61.7   $       21.2
     ===============================================================================================

     (1) Pretax unrealized holding gains (losses) arising during the year were $(74.0) million, $196.0 million and $12.7 million for the years ended December 31, 2003, 2002 and 2001, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $(71.6) million, $101.1 million and $(19.8) million for the years ended December 31, 2003, 2002 and 2001, respectively.

7.   SEVERANCE

     In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (a business division of ING which includes the Company) in order to build a more customer-focused organization. During the first quarter of 2003, the Company performed a detailed analysis of its severance accrual. As part of this analysis, the Company corrected the initial planned number of people to eliminate from 580 to 515 (corrected from the 2002 Annual Report on Form 10-K) and extended the date of expected substantial completion for severance actions to June 30, 2003.

     Activity for the year ended December 31, 2003 within the severance liability and positions eliminated related to such actions were as follows:

                                                          SEVERANCE
     (MILLIONS)                                           LIABILITY     POSITIONS
     ----------------------------------------------------------------------------
     Balance at December 31, 2002                        $       9.2           75
     Actions taken                                               7.3           72
     ----------------------------------------------------------------------------
     Balance at December 31, 2003                        $       1.9            3
     ============================================================================

8.   INCOME TAXES

     The Company files a consolidated federal income tax return with its subsidiary, IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

     Income taxes consist of the following:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Current taxes (benefits):
       Federal                                            $      (13.7)  $       28.9   $        3.2
       State                                                       1.1            1.8            2.2
       Net realized capital gains                                 51.6           11.5           16.1
     -----------------------------------------------------------------------------------------------
         Total current taxes                                      39.0           42.2           21.5
     -----------------------------------------------------------------------------------------------
     Deferred taxes (benefits):
       Federal                                                    51.1           30.6           89.3
       Net realized capital losses                               (29.0)         (54.2)         (23.4)
     -----------------------------------------------------------------------------------------------
         Total deferred taxes (benefits)                          22.1          (23.6)          65.9
     -----------------------------------------------------------------------------------------------
         Total income tax expense                         $       61.1   $       18.6   $       87.4
     ===============================================================================================

     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Income before income taxes and cumulative
       effect of change in accounting principle           $      215.7   $       86.1   $      187.3
     Tax rate                                                       35%            35%            35%
     -----------------------------------------------------------------------------------------------
     Application of the tax rate                                  75.5           30.1           65.6
     Tax effect of:
       State income tax, net of federal benefit                    0.7            1.2            1.4
       Excludable dividends                                      (14.0)          (5.3)          (1.8)
       Goodwill amortization                                        --             --           21.6
       Transfer of mutual fund shares                               --           (6.7)            --
       Other, net                                                 (1.1)          (0.7)           0.6
     -----------------------------------------------------------------------------------------------
         Income taxes                                     $       61.1   $       18.6   $       87.4
     ===============================================================================================

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (MILLIONS)                                                              2003          2002
     -----------------------------------------------------------------------------------------------
     Deferred tax assets:
       Insurance reserves                                                $      263.7   $      234.5
       Unrealized gains allocable to experience rated contracts                 172.0          197.1
       Investments                                                               69.7          113.4
       Postretirement benefits                                                   30.2           29.5
       Deferred compensation                                                     56.0           58.6
       Other                                                                     19.7           19.5
     -----------------------------------------------------------------------------------------------
     Total gross assets                                                         611.3          652.6
     -----------------------------------------------------------------------------------------------

     Deferred tax liabilities:
       Value of business acquired                                               495.4          509.7
       Market discount                                                             --            4.1
       Net unrealized capital gains                                             236.4          263.8
       Depreciation                                                               0.2            3.8
       Deferred policy acquisition costs                                         59.2           29.2
       Other                                                                      4.8            5.1
     -----------------------------------------------------------------------------------------------
     Total gross liabilities                                                    796.0          815.7
     -----------------------------------------------------------------------------------------------
     Net deferred tax liability                                          $      184.7   $      163.1
     ===============================================================================================

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2003. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

     The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

9.   BENEFIT PLANS

     DEFINED BENEFIT PLAN

     ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

     The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $15.1 million for 2003 and $6.4 million for 2002, respectively.

     DEFINED CONTRIBUTION PLANS

     ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents (as defined below)) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $7.1 million in 2003 and 2002.

     The Company sponsors the ING 401(k) Plan for ILIAC Agents (formerly the ING 401(k) Plan for ALIAC Agents, and originally named the Agents of Aetna Life Insurance and Annuity Company Incentive Savings Plan) (the "Agents 401(k) Plan"), which is a tax-qualified profit sharing plan. The Agents 401(k) Plan covers Career Agents (defined below) who meet certain requirements. Benefits under the Agents 401(k) Plan are not guaranteed by the PBGC. The Agents 401(k) Plan allows eligible participants to defer into the Agents 401(k) Plan a specified percentage of eligible earnings on a pre-tax basis. The Company matches such pre-tax contribution, at the rate of 50%, up to a maximum of 6% of eligible earnings. Effective January 1, 2002, all matching contributions are subject to a 4-year vesting schedule, except Career Agents who were credited with vesting service earned prior to January 1, 2002, are subject to a 3-year vesting schedule. All contributions made to the Agents 401(k) Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Agents 401(k) Plan were $1.0 million in 2003 and $1.0 in 2002, respectively.

     NON-QUALIFIED RETIREMENT PLANS

     As of December 31, 2001, the Company, in conjunction with ING, offers certain eligible employees (excluding, among others, Career Agents (as defined below)) the Supplemental ING Retirement Plan for Aetna Financial Services and Aetna International Employees ("SERP"). The SERP is a non-qualified defined benefit pension plan, which means all benefits are payable from the general assets of the Company and ING. SERP benefits are not guaranteed by the PBGC. Benefit accruals under the SERP ceased effective as of December 31, 2001. Benefits under the SERP are determined based on an eligible employees years of service and such employee's average annual compensation for the highest five years during the last ten years of employment.

     Effective January 1, 2002, the Company, in conjunction with ING, offers certain employees (other than Career Agents) supplemental retirement benefits under the ING Americas Supplemental Executive Retirement Plan (the "Americas Supplemental Plan"). The Americas Supplemental Plan is a non-qualified defined benefit pension plan, which means all benefits are payable from the general assets of the Company and ING. Americas Supplemental Plan benefits are not guaranteed by the PBGC. Benefits under the Americas Supplemental Plan are based on the benefits formula contained in the Retirement Plan, but without taking into account the compensation and benefit limits imposed by applicable law. Any benefits payable from the Americas Supplemental Plan are reduced by the benefits payable to the eligible participant under the Retirement Plan.

     The Company, in conjunction with ING, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"), a non-qualified defined benefit pension plan. This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen. Benefits under this plan are payable from the general assets of the Company and ING and are not guaranteed by the PBGC.

     The Company also sponsors the Producers' Incentive Savings Plan ("PIP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the PIP. The PIP is unfunded, which means benefit payments are made from the general assets of the Company. PIP benefits are not guaranteed by the PBGC. Eligible PIP participants can defer either 4% or 5% of eligible earnings, depending on their commission level, which is 100% matched by the Company. Matching contributions are fully vested when contributed to the PIP. In addition, eligible PIP participants can contribute up to an additional 10% of eligible earnings, with no Company match on such contributions. Pretax charges of operations of the Company for the PIP were $0.6 million for 2003 and $0.9 million for 2002.

     The Company also sponsors the Producers' Deferred Compensation Plan ("DCP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the DCP. The DCP is unfunded, which means benefit payments are made from the general assets of the Company. DCP benefits are not guaranteed by the PBGC. Eligible participants can defer up to 100% of eligible earnings, provided the election to defer is made within the applicable election period established by the Company. Amounts contributed to the DCP are not matched by the Company. DCP participants are 100% vested in amounts contributed to the DCP.

     The following tables summarize the benefit obligations and the funded status for the SERP and the Agents Non-Qualified Plan for the years ended December 31, 2003 and 2002:

     (MILLIONS)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Change in Benefit Obligation:
       Defined Benefit Obligation, January 1                               $    106.8    $     95.3
       Service cost                                                                --            --
       Interest cost                                                              6.9           6.8
       Benefits paid                                                             (9.7)         (5.5)
       Plan adjustments                                                            --           4.5
       Actuarial (gain) loss on obligation                                       (2.4)          5.7
     ----------------------------------------------------------------------------------------------
     Defined Benefit Obligation, December 31                               $    101.6    $    106.8
     ==============================================================================================
     Funded status:
       Funded status at December 31                                        $   (101.6)   $   (106.8)
       Unrecognized past service cost                                             3.1           6.4
       Unrecognized net loss                                                      0.6           0.8
     ----------------------------------------------------------------------------------------------
     Net amount recognized                                                 $    (97.9)   $    (99.6)
     ==============================================================================================

     At December 31, 2003 and 2002, the accumulated benefit obligation was $97.2 million and $99.7 million, respectively.

     The weighted-average assumptions used in the measurement of the December 31, 2003 and 2002 benefit obligation for the Retirement Plan were as follows:

                                                                                2003           2002
     ----------------------------------------------------------------------------------------------
     Discount rate                                                               6.25%         6.75%
     Rate of compensation increase                                               3.75          3.75
     ----------------------------------------------------------------------------------------------

     Net periodic benefit costs for the years ended December31, 2003 and 2002 were as follows:

     (MILLIONS)                                                               2003         2002
     ----------------------------------------------------------------------------------------------
     Service cost                                                          $       --    $       --
     Interest cost                                                         $      6.9           6.8
     Net actuarial (gain) loss recognized in the year                             0.9            --
     Unrecognized past service cost recognized in year                            0.2          (0.3)
     The effect of any curtailment or settlement                                   --          (2.6)
     ----------------------------------------------------------------------------------------------
     Net periodic benefit cost                                             $      8.0    $      3.9
     ==============================================================================================

     POST-RETIREMENT BENEFITS

     In addition to providing pension benefits, the Company, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents, including certain Career Agents. Generally, retired employees and eligible Career Agents pay a portion of the cost of these post-retirement benefits, usually based on their years of service with the Company. The amount a retiree or eligible Career Agent pays for such coverage is subject to change in the future.

     The following tables summarize the benefit obligations and the funded status for retired employees' and retired agents' post-retirement health care benefits over the years ended December 31, 2003 and 2002:

     (MILLIONS)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Change in Benefit Obligation:
       Defined Benefit Obligation, January 1                               $     23.7    $     25.4
       Service cost                                                               0.8           0.5
       Interest cost                                                              1.7           1.5
       Benefits paid                                                             (1.3)         (1.2)
       Plan amendments                                                             --          (6.5)
       Actuarial loss on obligation                                               4.8           4.0
     ----------------------------------------------------------------------------------------------
       Defined Benefit Obligation, December 31                                   29.7          23.7

     Funded status:
       Funded status at December 31                                             (29.7)        (23.7)
       Unrecognized losses                                                        9.9           5.4
       Unrecognized past service cost                                            (3.2)         (3.6)
     ----------------------------------------------------------------------------------------------
     Net amount recognized                                                 $    (23.0)   $    (21.9)
     ==============================================================================================

     The medical health care trend rate was 10% for 2004, gradually decreasing to 5.0% by 2009. Increasing the health care trend by 1% would increase the benefit obligation by $3.3 million as of December 31, 2003. Decreasing the health care trend rate by 1% would decrease the benefit obligation by $2.9 million as of December 31, 2003.

     Net periodic benefit costs were as follows:

     (Millions)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Service cost                                                          $      0.8    $      0.5
     Interest cost                                                                1.7           1.5
     Net actuarial loss recognized in the year                                    0.4            --
     Past service cost--unrecognized psc recognized in year                        --          (2.9)
     Past service cost--recognized this year                                     (0.5)           --
     ----------------------------------------------------------------------------------------------
     Net periodic benefit cost                                             $      2.4    $     (0.9)
     ==============================================================================================

10.  RELATED PARTY TRANSACTIONS

     INVESTMENT ADVISORY AND OTHER FEES

     ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the "Company Funds"). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. The Company is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts, amounted to $201.4 million (excludes fees paid to Aeltus), $391.8 million (includes fees paid to Aeltus through February 28, 2002 when IA Holdco, Aeltus' parent, ceased to be a subsidiary of ILIAC) and $421.7 million in 2003, 2002 and 2001, respectively.

     RECIPROCAL LOAN AGREEMENT

     ILIAC maintains a reciprocal loan agreement with ING AIH, an indirect wholly-owned subsidiary of ING and affiliate to ILIAC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million for the years ended December 31, 2003, 2002 and 2001, respectively, and earned interest income of $0.9 million, $2.1 million and $3.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. At December 31, 2003, ILIAC had a $41.4 million receivable from ING AIH under this agreement. At December 2002, the Company had no receivables under this agreement.

     CAPITAL TRANSACTIONS

     In 2003, the Company received $230.0 million in cash capital contributions from Lion. In 2002, the Company received capital contributions in the form of investments in affiliated mutual funds of $164.3 million from HOLDCO.

     OTHER

     Premiums due and other receivables include $0.1 million due from affiliates at December 31, 2003 and 2002. Other liabilities include $92.3 million and $3.5 million due to affiliates for the years ended December 31, 2003 and 2002, respectively.

11.  REINSURANCE

     At December 31, 2003, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

     On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders.

     Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

     Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $63.8 million and $66.2 million as of December 31, 2003 and 2002, respectively, was sold to Lincoln.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $20.4 million and $19.6 million were maintained for this contract as of December 31, 2003 and 2002, respectively.

     The effect of reinsurance on premiums and recoveries was as follows:

                                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                                      2003          2002           2001
     ------------------------------------------------------------------------------------------------------
     Direct premiums                                             $       93.0   $       97.3   $      112.3
     Reinsurance assumed                                                 12.1            9.7            0.6
     Reinsurance ceded                                                    9.3            8.3           (1.3)
     ------------------------------------------------------------------------------------------------------
     Net premiums                                                        95.8           98.7          114.2
     ------------------------------------------------------------------------------------------------------
     Reinsurance recoveries                                      $      184.9   $      317.6   $      363.7
     ======================================================================================================

12.  COMMITMENTS AND CONTINGENT LIABILITIES

     LEASES

     For the years ended December 31, 2003, 2002 and 2001, rent expense for leases was $20.8 million, $18.1 million and $17.6 million, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2004 through 2008 are estimated to be $17.2 million, $16.1 million, $14.6 million, $13.1 million, and $0.7 million, respectively, and $0.1 million thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

     COMMITMENTS

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2003 and 2002, the Company had off-balance sheet commitments to purchase investments of $154.3 million with an estimated fair value of $154.3 million and $236.7 million with an estimated fair value of $236.7 million, respectively.

     LITIGATION

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have materially adverse effect on the Company's operations or financial position.

     OTHER REGULATORY MATTERS

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of Reliastar Life Insurance Company ("Reliastar") to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. Reliastar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by Reliastar and by ING USA Annuity & Life Insurance Company; and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

13.  SEGMENT INFORMATION

     The Company's realignment of Worksite Products and Individual Products operating segments into one reporting segment (USFS) is reflected in the restated summarized financial information for December 31, 2003 and 2002 in the table below. Effective with the third quarter of 2002, items that were previously not allocated back to USFS but reported in Other are now allocated to USFS and reported in the restated financial information for the periods ending December 31, 2003 and 2002.

     Summarized financial information for the Company's principal operations for December 31, were as follows:

                                                                                    NON-OPERATING SEGMENTS
                                                                 ----------------------------------------------------------
                                                                                  INVESTMENT
                                                                                  MANAGEMENT
     (MILLIONS)                                                    USFS (1)      SERVICES (2)     OTHER (3)       TOTAL
     ----------------------------------------------------------------------------------------------------------------------
     2003
     Revenues from external customers                            $      480.1    $         --   $         --   $      480.1
     Net investment income                                              919.1                                         919.1
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue excluding net realized
       capital gains                                             $    1,399.2    $         --   $         --   $    1,399.2
     ======================================================================================================================
     Operating earnings (4)                                      $      112.7    $         --   $         --   $      112.7
     Net realized capital gains, net of tax                              41.9              --             --           41.9
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $      154.6    $         --   $         --   $      154.6
     ======================================================================================================================

     2002
     Revenues from external customers                            $      507.2    $       19.2   $       (9.5)  $      516.9
     Net investment income                                              959.2             0.2            0.1          959.5
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue excluding net realized
       capital gains (losses)                                    $    1,466.4    $       19.4   $       (9.4)  $    1,476.4
     ======================================================================================================================
     Operating earnings (4)                                      $      121.1    $        4.7   $         --   $      125.8
     Cumulative effect of accounting change                      $   (2,412.1)             --             --       (2,412.1)
     Net realized capital losses, net of tax                            (58.3)             --             --          (58.3)
     ----------------------------------------------------------------------------------------------------------------------
     Net income (loss)                                           $   (2,349.3)   $        4.7   $         --   $   (2,344.6)
     ======================================================================================================================

     (1) USFS includes deferred annuity contracts that fund defined contribution and deferred compensation plans, immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. USFS also includes deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both.
     (2) Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate ccounts; and trustee, administrative and other services to retirement plans. On February 28, 2002, IA Holdco and its subsidiaries, which comprised this segment, were distributed to HOLDCO (refer to Note 1).
     (3) Other includes consolidating adjustments between USFS and Investment Management Services.
     (4) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

QUARTERLY DATA (UNAUDITED)

Restatement of Financial Information: During the quarterly period ended June 30, 2003, the Company incorrectly recorded investment income and realized capital gains related to Separate Accounts. The Company noted the effect of this error during the compilation of the December 31, 2003 financial statements and made the appropriate changes to the quarterly periods ended June 30, 2003 and September 30, 2003.

The following tables show the previously reported and restated amounts for each of the periods affected.

     AS REPORTED
     2003 (MILLIONS)                                                FIRST           SECOND         THIRD          FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      359.2    $      383.6   $      362.4   $      358.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations
       before income taxes                                               17.5           111.5           33.2           53.5
     Income tax expense                                                   5.1            36.2            3.3           16.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations                                   12.4            75.3           29.9           37.0
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $       12.4    $       75.3   $       29.9   $       37.0
     ======================================================================================================================
     AS RESTATED
     2003 (MILLIONS)                                                FIRST           SECOND*        THIRD*         FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      359.2    $      381.3   $      354.7   $      368.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations
       before income taxes                                               17.5           109.2           25.5           63.5
     Income tax expense                                                   5.1            35.4            0.6           20.0
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations                                   12.4            73.8           24.9           43.5
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $       12.4    $       73.8   $       24.9   $       43.5
     ======================================================================================================================
     2002 (MILLIONS)                                                FIRST           SECOND         THIRD          FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      363.5    $      351.3   $      349.8   $      310.8
     ----------------------------------------------------------------------------------------------------------------------
     Income (loss) from continuing operations
       before income taxes                                               44.1            39.3          (23.1)          25.8
     Income tax expense (benefit)                                        15.2            12.9           (9.9)           0.4
     ----------------------------------------------------------------------------------------------------------------------
     Income (loss) from continuing operations                            28.9            26.4          (13.2)          25.4
     ----------------------------------------------------------------------------------------------------------------------
     Cumulative effect of change in accounting
       principle                                                     (2,412.1)             --             --             --
     ----------------------------------------------------------------------------------------------------------------------
     Net income (loss)                                           $   (2,383.2)   $       26.4   $      (13.2)  $       25.4
     ======================================================================================================================

* Restated

Form No. SAI.01107-04                                         ILIAC Ed. May 2004

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements:
           (1)    Included in Part A:
                  Condensed Financial Information
           (2)    Included in Part B:
                  Financial Statements of Variable Annuity Account C:
                  -   Report of Independent Auditors
                  -   Statement of Assets and Liabilities as of December 31,
                      2003
                  -   Statement of Operations for the year ended December 31,
                      2003
                  - Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002
                  -   Notes to Financial Statements
                  Financial Statements of ING Life Insurance and Annuity
                  Company:
                  -   Report of Independent Auditors
                  - Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001
                  -   Consolidated Balance Sheets as of December 31, 2003 and
                      2002
                  -   Consolidated Statements of Changes in Shareholder's Equity
                      for the years ended December 31, 2003, 2002 and 2001
                  -   Consolidated Statements of Cash Flows for the years ended
                      December 31, 2003, 2002 and 2001
                  -   Notes to Consolidated Financial Statements

           (b)  Exhibits
                (1)         Resolution establishing Variable Annuity
                            Account C(1)
                (2)         Not applicable
                (3.1)       Broker-Dealer Agreement(2)
                (3.2)       Alternative Form of Wholesaling Agreement and
                            Related Selling Agreement(3)
                (3.3)       Broker-Dealer Agreement dated June 7, 2000 between
                            Aetna Life Insurance and Annuity Company and Aetna
                            Investment Services, Inc. (AISI) and Letter of
                            Assignment to AISI(4)
                (3.4)       Underwriting Agreement dated November 17, 2000
                            between Aetna Life Insurance and Annuity Company and
                            Aetna Investment Services, LLC(4)
                (4.1)       Variable Annuity Contract (G-CDA(12/99))(5)
                (4.2)       Variable Annuity Contract Certificate
                            (C-CDA(12/99))(5)
                (4.3)       Endorsement (E-MMLOAN(12/99)) to Contract
                            G-CDA(12/99) and Contract Certificate
                            C-CDA(12/99)(5)
                (4.4)       Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99)
                            and Contract Certificate C-CDA(12/99)(5)
                (4.5)       Endorsement (E-MMGDB(12/99)) to Contract
                            G-CDA(12/99) and Contract Certificate
                            C-CDA(12/99)(5)

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                (4.6)       Endorsement (E-MMLSWC(12/99)) to Contract
                            G-CDA(12/99) and Contract Certificate
                            C-CDA(12/99)(5)
                (4.7)       Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99)
                            and Contract Certificate C-CDA(12/99)(5)
                (4.8)       Appendix A (Variable Provisions in Group Annuity
                            Contract G-CDA(12/99) and Certificate C-CDA(12/99)
                (4.9)       Statement of Variability to Contract G-CDA(12/99)
                            and Certificate C-CDA(12/99)
                (4.10)      Variable Annuity Contract (G-CDA-99(NY))(5)
                (4.11)      Variable Annuity Contract Certificate
                            (C-CDA-99(NY))(5)
                (4.12)      Endorsement (E-MMGDB-99(NY)) to Contract
                            G-CDA-99(NY) and Contract Certificate
                            C-CDA-99(NY)(5)
                (4.13)      Endorsement (E-MMLOAN-99(NY)) to Contract
                            G-CDA-99(NY) and Contract Certificate
                            C-CDA-99(NY)(5)
                (4.14)      Group Combination Annuity Contract
                            (Nonparticipating) (A001RP95)(6)
                (4.15)      Group Combination Annuity Certificate
                            (Nonparticipating) (A007RC95)(6)
                (4.16)      Group Combination Annuity Contract
                            (Nonparticipating) (A020RV95)(6)
                (4.17)      Group Combination Annuity Certificate
                            (Nonparticipating) (A027RV95)(6)
                (4.18)      Variable Annuity Contract (G-CDA-IA(RP))(3)
                (4.19)      Variable Annuity Contract Certificate
                            (GTCC-IA(RP))(7)
                (4.20)      Variable Annuity Contract (G-CDA-IA(RPM/XC))(3)
                (4.21)      Variable Annuity Contract (G-CDA-HF)(8)
                (4.22)      Variable Annuity Contract Certificate (GTCC-HF)(9)
                (4.23)      Variable Annuity Contract Certificate (GDCC-HF)(5)
                (4.24)      Variable Annuity Contract (G-CDA-HD)(10)
                (4.25)      Variable Annuity Contract Certificate (GTCC-HD)(7)
                (4.26)      Variable Annuity Contract Certificate (GDCC-HD)(5)
                (4.27)      Variable Annuity Contract (GID-CDA-HO)(11)
                (4.28)      Variable Annuity Contract (GLID-CDA-HO)(11)
                (4.29)      Variable Annuity Contract (GSD-CDA-HO)(11)
                (4.30)      Variable Annuity Contract (G-CDA-HD(XC))(5)
                (4.31)      Variable Annuity Contract Certificate (GDCC-HO)(5)
                (4.32)      Variable Annuity Contract Certificate
                            (GDCC-HD(XC))(5)
                (4.33)      Variable Annuity Contract Certificate
                            (GTCC-HD(XC))(5)
                (4.34)      Variable Annuity Contract Certificate (GTCC-HO)(5)
                (4.35)      Variable Annuity Contract Certificate
                            (GTCC-96(ORP))(5)
                (4.36)      Variable Annuity Contract (G-CDA-96(ORP))(5)
                (4.37)      Variable Annuity Contract Certificate
                            (GTCC-96(TORP))(5)
                (4.38)      Variable Annuity Contract Certificate
                            (GTCC-IB(ATORP))(5)
                (4.39)      Variable Annuity Contract Certificate
                            (GTCC-IB(AORP))(5)
                (4.40)      Variable Annuity Contract (GST-CDA-HO)(12)

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                (4.41)      Variable Annuity Contract (I-CDA-HD)(12)
                (4.42)      Variable Annuity Contract (G-CDA-IB(ATORP))(13)
                (4.43)      Variable Annuity Contract (G-CDA-95(TORP)) and
                            Contract Certificate (GTCC-95(TORP))(13)
                (4.44)      Variable Annuity Contract (G-CDA-IB(AORP))(13)
                (4.45)      Variable Annuity Contract (G-CDA-95(ORP)) and
                            Contract Certificate (GTCC-95(ORP))(13)
                (4.46)      Variable Annuity Contract (G-CDA-96(TORP))(14)
                (4.47)      Variable Annuity Contract (IA-CDA-IA)(8)
                (4.48)      Variable Annuity Contract (GIT-CDA-HO)(12)
                (4.49)      Variable Annuity Contract (GLIT-CDA-HO)(12)
                (4.50)      Variable Annuity Contract (I-CDA-98(ORP))(8)
                (4.51)      Endorsement for Exchanged Contract (EINRP95) to
                            Contract A001RP95(6)
                (4.52)      Endorsement for Exchanged Contract (EINRV95) to
                            Contract A020RV95(6)
                (4.53)      Endorsement (GET 9/96) to Contracts A001RP95 and
                            A020RV95(14)
                (4.54)      Endorsement (GET-1 (9/96)) to Contracts A001RP95 and
                            A020RV95(15)
                (4.55)      Endorsement (E1OMNI97) to Contract A001RP95(16)
                (4.56)      Endorsement (E2OMNI97) to Contract A001RP95(16)
                (4.57)      Endorsement (E1FXPL97) to Contract A001RP95(16)
                (4.58)      Endorsement (E1FXPY97) to Contract A001RP95
                (4.59)      Endorsement (E3FXPL97) to Contracts A001RP95 and
                            A020RV95(8)
                (4.60)      Endorsement (EINRP97) to Contract A001RP95(8)
                (4.61)      Endorsement (EINRV97) to Contract A020RV95(8)
                (4.62)      Endorsement (E1PAY97) to Contracts A001RP95 and
                            A020RV95(8)
                (4.63)      Endorsement (E4OMNI98) to Contracts A001RP95 and
                            A020RV95(17)
                (4.64)      Endorsement (EINRV98) to Contract A020RV95(8)
                (4.65)      Endorsement (EINRP98) to Contract A001RP95(8)
                (4.66)      Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP),
                            G-CDA-HF, G-CDA-IB(ATORP), G-CDA-IB(AORP) and
                            G-CDA-HD(3)
                (4.67)      Endorsement (EGETE-IC(R)) to Contracts
                            G-CDA-IA(RPM/XC) and GLID-CDA-HO(18)
                (4.68)      Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF,
                            G-CDA-HD and G-CDA-IA(RP)(19)
                (4.69)      Endorsement (EG403-GIE-98) to Contracts G-CDA-HF,
                            G-CDA-HD, G-CDA-IA(RP), A001RP95, A020RV95 and
                            Contract Certificates GTCC-HF, GTCC-HD, GTCC-IA(RP),
                            A007RC95 and A027RV95(20)
                (4.70)      Endorsement (EG403-GIHC-98) to Contracts
                            G-CDA-IA(RP), A001RP95 and A020RV95 and Contract
                            Certificates GTCC-IA(RP), A007RC95 and A027RV95(20)

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                (4.71)      Endorsement (EG403-GI-98) to Contract G-CDA-HF and
                            Contract Certificate GTCC-HF(21)
                (4.72) Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, and GST-CDA-HO(8)
                (4.73) Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and G-CDA-HD and Contract Certificates GTCC-HD and GTCC-HF(22)
                (4.74) Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and GSD-CDA-HO(22)
                (4.75) Endorsement (E3KSDC96) to Variable Annuity Contract GLID-CDA-HO(23)
                (4.76) Endorsement (EMETHO96) to Variable Annuity Contract GLID-CDA-HO(24)
                (4.77) Endorsement (ENEMHF96) to Variable Annuity Contract G-CDA-HF(24)
                (4.78) Endorsement (E2ME96) to Variable Annuity Contract GLID-CDA-HO(25)
                (4.79) Endorsement (GET 9/96) to Variable Annuity Contracts G-CDA-95(TORP) and G-CDA-95(ORP) and Contract Certificates GTCC-95(TORP) and GTCC-95(ORP)(14)
                (4.80) Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to Contract IA-CDA-IA(26)
                (4.81) Endorsement (EIHDIASDO(97)) to Contracts I-CDA-HD and IA-CDA-IA(27)
                (4.82) Endorsement (EHOSDO(97)) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO(27)
                (4.83) Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO(27)
                (4.84) Endorsement (EI403-GI-98) to Contracts IA-CDA-IA and I-CDA-HD(8)
                (4.85) Endorsement (EGET-99) to Contracts A001RP95, A020RV95, G-CDA-IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD, G-CDA-HD(X), GID-CDA-HO, GLID-CDA-HO, GIT-CDA-HO, GLIT-CDA-HO, GSD-CDA-HO, GST-CDA-HO, I-CDA-HD, I-CDA-HD(XC), G-CDA-IB(ATORP),
                            G,CDA-IB(TORP), G-CDA-IB(AORP), G-CDA-96(TORP),
                            IA-CDA-IA, and I-CDA-98(ORP) and Contract
                            Certificates A007RC95, A027RV95, GTCC-IA(RP), GTCC-IA(RPM/XC), GTCC-HF, GTCC-HD, GTCC-HD(XC), and GDCC-HD(XC)(28)
                (4.86)      Endorsement E457b-C-01 to Contract G-CDA(12/99) and
                            Contract Certificate C-CDA(12/99)(29)
                (4.87)      Endorsement E457b-T-01 to Contract G-CDA(12/99) and
                            Contract Certificate C-CDA(12/99)(29)

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                (4.88)      Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
                            GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO,
                            GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),
                            G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP),
                            G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP),
                            G-CDA(12/99), A001RP95, A0Z0RV95, IA-CDA-IA,
                            I-CDA-HD and I-CDA-98(ORP) and Contract Certificates
                            GTCC-HO, GDCC-HO, GTCC-HD, GDCC-HD, GTCC-HF,
                            GDCC-HF, GTCC-IA(RP), GTCC-IB(AORP), GTCC-IB(AORP),
                            GTCC-IB(ATORP), GTCC-96(TORP), GTCC-96(ORP),
                            C-CDA(12/99), A007RC95 and A027RV95(30)
                (4.89)      Endorsement E-TRS-02 to Contracts GLIT-CDA-HO,
                            GIT-CDA-HO, G-CDA-HD and G-CDA-HF(31)
                (4.90)      Variable Annuity Contract (G-CDA-01(NY))(32)
                (4.91)      Variable Annuity Contract Certificate
                            (C-CDA-01(NY))(32)
                (4.92)      Appendix A (Variable Provisions in Group Annuity
                            Contract G-CDA-01(NY)) and Certificate
                            C-CDA-01(NY)(32)
                (4.93)      Statement of Variability to Contract
                            G-CDA-01(NY)(32)
                (4.94)      Endorsement (E-MMLOAN-01(NY)) to Contract
                            G-CDA-01(NY) and Certificate C-CDA-01(NY)(32)
                (4.95)      Endorsement (E-MMGDB-01(NY)) to Contract
                            G-CDA-01(NY) and Certificate C-CDA-01(NY)
                (4.96)      Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and
                            Certificate C-CDA-01(NY)(32)
                (4.97)      Endorsements ENMCHG(05/02) and
                            ENMCHGI(05/02)(33)
                (4.98)      Endorsement E-LOANA(01/02) to Contracts GST-CDA-HO,
                            GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF,
                            G-CDA-IA(RP), G-CDA-96(TORP), G-CDA-96(ORP),
                            G-CDA(12/99), A001RP95, A020RV95, IA-CDA-IA,
                            I-CDA-HD and I-CDA-98(ORP) and Contract Certificates
                            GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IA(RP),
                            GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95
                            and A027RV95
                (4.99)      Endorsement EMM(NY)457b-02 to Contract G-CDA-01(NY)
                            and Certificate C-CDA-01(NY)
                (4.100)     Endorsement EMMCC-00 to Contract G-CDA(12/99) and
                            Certificate C-CDA (12/99)
                (4.101)     Endorsement EMM-OCPL-02 to Contract G-CDA(12/99) and
                            Certificate C-CDA (12/99)
                (4.102)     Endorsement E-OCPL-02 to Contracts G-CDA-HF,
                            G-CDA-HD, GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO
                (4.103)     Endorsement EGITHDHF-02R to Contracts G-CDA-HF,
                            G-CDA-HD, GIT-CDA-HO
                (4.104)     Variable Annuity Contract Schedule I
                            (A001RP95(1/98))(8)
                (4.105)     Variable Annuity Contract Schedule I
                            (A020RV95(1/98))(8)

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                (5.1)       Variable Annuity Contract Application
                            (300-MOP-02(05/02))(32)
                (5.2)       Variable Annuity Contract Application
                            (710.00.16H(11/97))(34)
                (5.3)       Variable Annuity Contract Application
                            (710.00.16H(NY)(05/02))(32)
                (6.1) Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(35)
                (6.2) By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(35)
                (7)         Not applicable
                (8.1) Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(36)
                (8.2) Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(37)
                (8.3) First Amendment dated November 17, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(37)
                (8.4) Amendment dated July 12, 2002 to Participation Agreement dated as of June 30, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(38)
                (8.5) Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.(36)
                (8.6) First Amendment dated October 1, 2000 to the Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.(4)
                (8.7) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(2)
                (8.8) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(39)

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                (8.9)       Second Amendment dated December 31, 1999 to Fund
                            Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(5)
                (8.10) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(40)
                (8.11) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(40)
                (8.12) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(37)
                (8.13) Sixth Amendment dated as of June 19, 2001 to fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series(38)

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                (8.14)      Service Agreement dated as of May 1, 1998 between
                            Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)
                (8.15) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(39)
                (8.16) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(40)
                (8.17) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(40)
                (8.18) Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company(38)
                (8.19) Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(41)
                (8.20) Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(41)
                (8.21) Form of Fund Participation Agreement dated April __, 2003 between ING Life Insurance and Annuity Company and Columbia Funds (Wanger Funds)

                (8.22) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996
                            between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(12)
                (8.23) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(42)
                (8.24) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
                            1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(43)
                (8.25) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1,
                            1997 and November 6, 1997 between Aetna Life
                            Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(2)
                (8.26) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1,
                            1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(5)
                (8.27) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996
                            between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(12)
                (8.28) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(42)
                (8.29) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(44)

                (8.30) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1,
                            1997 and January 20, 1998 between Aetna Life
                            Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(2)
                (8.31) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1,
                            1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(5)
                (8.32) Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(24)
                (8.33) Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(42)
                (8.34) Service Contract effective January 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company(39)
                (8.35) Participation Agreement dated as of July 20, 2001 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company(45)
                (8.36) Amendment dated as of January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Direct Services,
                            Inc.(32) (8.37) Second Amendment dated December
                            10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc.(38)
                (8.38) Administrative Services Agreement dated as of July 20, 2001 between Franklin Templeton Services, LLC, Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America(38)
                (8.39) Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, The GCG Trust (renaming effective May 1, 2003), ING Investors Trust and Directed Services, Inc.(46)
                (8.40) Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(47)

                (8.41) Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital
                            Corporation(39)
                (8.42) Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(5)
                (8.43) Amendment dated as of August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(48)
                (8.44) Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(33)
                (8.45) Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(47)
                (8.46) First Amendment dated August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company with respect to the Janus Aspen Series(48)
                (8.47) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(48)
                (8.48) Letter Agreement dated October 19, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(33)
                (8.49) Fund Participation Agreement dated December 1, 1988, as amended February 11, 1991 between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust(3)
                (8.50) Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company(45)
                (8.51) Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company(45)
                (8.52) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(49)

                (8.53) First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(5)
                (8.54) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(49)
                (8.55) Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc.(50)
                (8.56) Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001(51)
                (8.57) Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products
                            Trust)(51)
                (8.58) Form of Participation Agreement dated as of ________________, 2004 between ING Life Insurance and Annuity Company, PIMCO Variable Insurance Trust, PIMCO Advisors and Distributors LLC
                (8.59) Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Life Insurance and Annuity Company(45)
                (8.60) Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(33)
                (8.61) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001(33)
                (8.62) Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002(51)
                (8.63) Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company(33)
                (8.64) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001(33)

                (8.65) Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002(51)
                (8.66) (Retail) Fund Participation Agreement dated as of April 30, 2003 among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company(52)
                (8.67) (Retail) Business Agreement dated as of April 30, 2003 by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company(52)
                (8.68) (Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation and American Century Investment Services, Inc.(53)
                (8.69) (Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company and American Century Investment Services,
                            Inc.(54)
                (8.70) (Retail) Fund Participation Agreement dated May 1, 2000 between The Chapman Funds, Inc., The Chapman Co. and Aetna Life Insurance and Annuity
                            Company(40)
                (8.71) (Retail) Fund Participation Agreement dated as of August 15, 2000 by and between Federated Services Company, Federated Distributors, Wachovia Bank, NA and Aetna Life Insurance and Annuity Company(53)
                (8.72) Shareholder Services Agreement dated October 4, 1999 between Federated Administrative Services for the Wachovia Funds and the Wachovia Municipal Funds and Aetna Investment Services, Inc.(53)
                (8.73) First Amendment dated August 15, 2000 to the Shareholder Services Agreement by and among Aetna Investment Services, Inc. and Federated Administrative Services(53)
                (8.74) (Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc. Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company(55)
                (8.75) (Retail) Amendment dated November 21, 2000 to Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company(55)

                (8.76) (Retail) Second Amendment effective as of February 1, 2002 to Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company(55)
                (8.77) (Retail) Form of Fund Participation Agreement dated as of ______________, 2004 between ING Life
                            Insurance and Annuity Company and Hibernia
                (8.78) (Retail) Fund Participation Agreement dated May 11, 1994 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
                (8.79) (Retail) Amendment dated January 2, 1995 to Fund Participation Agreement dated May 11, 1994 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
                (8.80) (Retail) Amendment dated February 24, 1995 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
                (8.81) (Retail) Third Amendment dated May 1, 1995 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995 and February 24, 1995 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
                (8.82) (Retail) Letter Agreement dated January 1, 1996 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995, February 24, 1995 and May 1, 1995 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
                (8.83) (Retail) Letter Agreement dated February 18, 1999 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995, February 24, 1995, May 1, 1995 and January 1, 1996 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
                (8.84) (Retail) Amendment dated May 1, 2000 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995, February 24, 1995, May 1, 1995, January 1, 1996, and February 18, 1999
                            between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(40)

                (8.85)      (Retail) Fund Participation Agreement dated August
                            15, 2000 between Oppenheimer and Aetna Life
                            Insurance and Annuity Company(53)
                (8.86)      (Retail) Fund Participation Agreement dated as of
                            August 8, 2000 by and between PAX World Balanced
                            Fund, Inc. and Aetna Life Insurance and Annuity
                            Company(53)
                (9)         Opinion and Consent of Counsel
                (10)        Consent of Independent Auditors
                (11)        Not applicable
                (12)        Not applicable
                (13.1)      Powers of Attorney(56)
                (13.2)      Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
6. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.
12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
13. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 15, 1996.
14. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed on August 6, 1996.
15. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 22, 1998.
16. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
17. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1998.
18. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.
19. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 11, 1997.
20. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.

22. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 13, 1998.
23. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed on April 22, 1996.
24. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
25. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-88720), as filed on February 21, 1997.
26. Incorporated by reference to Post Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
27. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75964), as filed on April 11, 1997.
28. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 3, 1999.
29. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.
30. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 15, 2002.
31. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 29, 2002.
32. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
33. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
34. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
35. Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.
36. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
37. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
38. Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.
39. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
40. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
41. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
42. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

43. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
44. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
45. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
46. Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 33-23512), as filed on August 1, 2003.
47. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
48. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
49. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
50. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
51. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
52. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.
53. Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
54. Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 13, 2004.
55. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.
56. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 of ING Life Insurance and Annuity Company (File No. 333-104456), as filed on April 5, 2004.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR*

NAME AND PRINCIPAL                                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                                    DEPOSITOR
------------------                                  --------------------------
Keith Gubbay(1)                                     Director and President

Thomas Joseph McInerney(1)                          Director

Kathleen Ann Murphy(1)                              Director

Jacques de Vaucleroy(1)                             Director and Senior Vice President

David A. Wheat(1)                                   Director, Senior Vice President and Chief Financial Officer

Allan Baker(2)                                      Senior Vice President

Robert L. Francis                                   Senior Vice President
6140 Stonehedge Mall Rd., Ste. 375
Pleasanton, California 94588

Shaun Patrick Mathews(2)                            Senior Vice President

Stephen Joseph Preston(3)                           Senior Vice President

Boyd George Combs(1)                                Senior Vice President, Tax

James G. Auger(2)                                   Vice President

Pamela M. Barcia(2)                                 Vice President

Ronald R. Barhorst                                  Vice President
7676 Hazard Ctr. Dr.
San Diego, California 92108

Linda Beblo(3)                                      Vice President

Jeoffrey A. Block(4)                                Vice President

Kevin P. Brown(2)                                   Vice President

Anthony V. Camp(2)                                  Vice President

Kevin L. Christensen(4)                             Vice President

Andrew D. Chua(5)                                   Vice President

Elizabeth A. Clifford(3)                            Vice President

Brian D. Comer(2)                                   Vice President

Patricia Marie Corbett(4)                           Vice President

Karen Czizik(5)                                     Vice President

Robert B. DiMartino(2)                              Vice President

Shari Ann Enger(3)                                  Vice President

Brian K. Haendiges(2)                               Vice President

Steven J. Haun(4)                                   Vice President

James Hennessy(6)                                   Vice President

Ronald Christian Hull(2)                            Vice President

William S. Jasien                                   Vice President
12701 Fair Lakes Circle, Suite 470
Fairfax, Virginia 22033

David Kelsey(2)                                     Vice President

Mary Ann Langevin(2)                                Vice President

Roger Ernest Lavallee(2)                            Vice President

Frederick C. Litow(1)                               Vice President

Christine Cannon Marcks(2)                          Vice President

Gregory J. Miller(2)                                Vice President

Todd E. Nevenhoven(4)                               Vice President

Ethel Pippin(2)                                     Vice President

Mary Kathleen Reid(2)                               Vice President

Robert A. Richard(2)                                Vice President

Michael Roland(6)                                   Vice President

Carl P. Steinhilber(2)                              Vice President

Laurie M. Tillinghast(2)                            Vice President

Stanley Vyner(7)                                    Vice President

Christopher Robert Welp(4)                          Vice President

Mary Broesch(3)                                     Vice President and Actuary

Bruce T. Campbell(2)                                Vice President and Actuary

Dianne Clous(2)                                     Vice President and Actuary

Richard Lau(3)                                      Vice President and Actuary

Laurie A. Lombardo(2)                               Vice President and Actuary

Mark D. Sperry(2)                                   Vice President and Actuary

Alice Su(3)                                         Vice President and Actuary

Lawrence D. Taylor(5)                               Vice President and Actuary

Albert Sekac(2)                                     Vice President and Appointed Actuary

John R. Dobo(5)                                     Vice President and Chief Actuary

Brian John Murphy(2)                                Vice President and Chief Compliance Officer

David Scott Pendergrass(1)                          Vice President and Treasurer

Dawn Peck(1)                                        Vice President, Assistant Treasurer

Ira Braunstein(1)                                   Vice President, Investments

Daniel J. Foley(1)                                  Vice President, Investments

Christopher P. Lyons(1)                             Vice President, Investments

Gregory G. McGreevey(1)                             Vice President, Investments

Maurice Melvin Moore(1)                             Vice President, Investments

Joseph J. Elmy(2)                                   Vice President, Tax

Paula Cludray-Engelke(8)                            Secretary

Jane A. Boyle(2)                                    Assistant Secretary

Linda H. Freitag(1)                                 Assistant Secretary

Daniel F. Hinkel(1)                                 Assistant Secretary

William Hope(1)                                     Assistant Secretary

Joseph D. Horan(1)                                  Assistant Secretary

David Lee Jacobson(3)                               Assistant Secretary

Terri Wecker Maxwell(1)                             Assistant Secretary

Donna M. O'Brien(2)                                 Assistant Secretary

Krystal L. Ols(8)                                   Assistant Secretary

Loralee Ann Renelt(8)                               Assistant Secretary

Carol Semplice(2)                                   Assistant Secretary

Linda Ellen Senker(3)                               Assistant Secretary

Patricia M. Smith(2)                                Assistant Secretary

Edwina Steffer(8)                                   Assistant Secretary

John F. Todd(2)                                     Assistant Secretary

Diane Yell(9)                                       Assistant Secretary

Glenn Allan Black(1)                                Tax Officer

Terry L. Owens(1)                                   Tax Officer

James Taylor(1)                                     Tax Officer

William Zolkowski(1)                                Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

(1) The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
(2) The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
(3) The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
(4) The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
(5) The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203
(6) The principal business address of this officer is 7337 E Doubletree Ranch Road, Scottsdale, Arizona 85258.
(7) The principal business address of this officer is 520 Madison Avenue, 10th Floor, New York, New York 10022.
(8) The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(9) The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 9, 2004.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 29, 2004, there were 598,515 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28.   INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING

Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29.   PRINCIPAL UNDERWRITER

(a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (iii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940
          Act), (v) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act),
          (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (ix) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)       The following are the directors and officers of the Principal
          Underwriter:

NAME AND PRINCIPAL                                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                                    PRINCIPAL UNDERWRITER
----------------                                    ---------------------
Ronald R. Barhorst                                  Director and President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert L. Francis(1)                                Director and Senior Vice President

Shaun Patrick Mathews(2)                            Director and Senior Vice President

Allan Baker(2)                                      Senior Vice President

Boyd George Combs(3)                                Senior Vice President, Tax

Susan J. Stamm(2)                                   Chief Financial Officer

Maryellen R. Allen(2)                               Vice President

Douglas J. Ambrose(1)                               Vice President

Louis E. Bachetti                                   Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Robert H. Barley(2)                                 Vice President

David A. Brounley(2)                                Vice President

Brian D. Comer(2)                                   Vice President

Keith J. Green(3)                                   Vice President

Brian K. Haendiges(2)                               Vice President

Bernard P. Heffernon                                Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS  66211

William S. Jasien(4)                                Vice President

David Kelsey(2)                                     Vice President

Mary Ann Langevin(2)                                Vice President

Christina Lareau(2)                                 Vice President

Katherine E. Lewis                                  Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI  53226

Susan J. K. Lewis                                   Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

David J. Linney                                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Frederick C. Litow(3)                               Vice President

Mark R. Luckinbill                                  Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC  27612

Christine Cannon Marcks(2)                          Vice President

Richard T. Mason                                    Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Pamela L. Mulvey(2)                                 Vice President

Scott T. Neeb(1)                                    Vice President

Ethel Pippin(2)                                     Vice President

Mary Kathleen Reid(2)                               Vice President

Deborah Rubin(4)                                    Vice President

Frank W. Snodgrass                                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Terran Titus(2)                                     Vice President

Bess B. Twyman(2)                                   Vice President

S. Bradford Vaughan, Jr.                            Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Judeen T. Wrinn(2)                                  Vice President

Therese M. Squillacote(2)                           Vice President and Chief Compliance Officer

David Scott Pendergrass(1)                          Vice President and Treasurer

Joseph Elmy(2)                                      Vice President, Tax

Paula Cludray-Engelke(5)                            Secretary

Loralee Ann Renelt(5)                               Assistant Secretary

John F. Todd(2)                                     Assistant Secretary

Robert J. Scalise(2)                                Assistant Treasurer

Glenn Allan Black(3)                                Tax Officer

G. Michael Fell(3)                                  Tax Officer

Terry L. Owens(3)                                   Tax Officer

James Taylor(3)                                     Tax Officer

(1) The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.

(2) The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

(3) The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

(4) The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

(5) The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c)       Compensation to Principal Underwriter:

(1)                      (2)                       (3)                    (4)                 (5)

NAME OF                  NET UNDERWRITING          COMPENSATION ON
PRINCIPAL                DISCOUNTS AND             REDEMPTION OR          BROKERAGE
UNDERWRITER              COMMISSIONS               ANNUITIZATION          COMMISSIONS         COMPENSATION*
-----------              ----------------          ---------------        -----------         -------------
ING Financial                                                                                 $ 964,872.95
Advisers, LLC

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2003.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

ITEM 31.   MANAGEMENT SERVICES

     Not applicable

ITEM 32.   UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) during the Guarantee Period, to mail notices to current shareholders promptly after the happening of significant events related to the guarantee issued by ING Life Insurance and Annuity Company (the "Guarantee"). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder's right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING Life Insurance and Annuity Company; or (iv) a reduction in the credit rating of ING Life Insurance and Annuity Company's long-term debt as issued by Standard & Poor's or Moody's Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

          During the Guarantee Period, the Registrant hereby undertakes to include in the prospectus which is a part of this registration statement on Form N-4, a space that an applicant can check to request the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 14th day of April, 2004.

                                        VARIABLE ANNUITY ACCOUNT C OF ING
                                        LIFE INSURANCE AND ANNUITY COMPANY
                                          (REGISTRANT)

                                   By:  ING LIFE INSURANCE AND ANNUITY
                                        COMPANY
                                          (DEPOSITOR)

                                   By:   Keith Gubbay*
                                       ----------------------------------------
                                         Keith Gubbay
                                         President

As required by the Securities Act of 1933, this Post- Effective Amendment No. 37 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                           TITLE                                                  DATE
Keith Gubbay*                       Director and President                               )
----------------------------------  (principal executive officer)                        )
Keith Gubbay
                                                                                         )
Thomas J. McInerney*                Director                                             ) April
----------------------------------                                                         14, 2004
Thomas J. McInerney                                                                      )
                                                                                         )
Kathleen A. Murphy*                 Director                                             )
----------------------------------
Kathleen A. Murphy                                                                       )
                                                                                         )
Jacques de Vaucleroy*               Director                                             )
----------------------------------
Jacques de Vaucleroy                                                                     )
                                                                                         )
David A. Wheat*                     Director and Chief Financial Officer                 )
----------------------------------  (principal accounting officer)                       )
David A. Wheat

By:  /s/ Michael A. Pignatella
    ----------------------------------------
      Michael A. Pignatella
      *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

EXHIBIT NO.      EXHIBIT
-----------      -------
99-B.4.8         Appendix A (Variable Provisions in Group Annuity Contract
                 G-CDA(12/99) and Certificate C-CDA(12/99)

99-B.4.9         Statement of Variability to Contract G-CDA(12/99) and
                 Certificate C-CDA(12/99)

99-B.4.58        Endorsement (E1FXPY97) to Contract A001RP95

99-B.4.95        Endorsement (E-MMGDB-01(NY)) to Contract G-CDA-01(NY) and
                 Certificate C-CDA-01(NY)

99-B.4.98        Endorsement E-LOANA(01/02) to Contracts GST-CDA-HO,
                 GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),
                 G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95,
                 A020RV95, IA-CDA-IA, I-CDA-HD and I-CDA-98(ORP) and Contract
                 Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IA(RP),
                 GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and
                 A027RV95

99-B.4.99        Endorsement EMM(NY)457b-02 to Contract G-CDA-01(NY) and
                 Certificate C-CDA-01(NY)

99-B.4.100       Endorsement EMMCC-00 to Contract G-CDA(12/99) and Certificate
                 C-CDA (12/99)

99-B.4.101       Endorsement EMM-OCPL-02 to Contract G-CDA(12/99) and
                 Certificate C-CDA (12/99)

99-B.4.102       Endorsement E-OCPL-02 to Contracts G-CDA-HF, G-CDA-HD,
                 GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO

99-B.4.103       Endorsement EGITHDHF-02R to Contracts G-CDA-HF, G-CDA-HD,
                 GIT-CDA-HO

EXHIBIT NO.      EXHIBIT
-----------      -------
99-B.8.21        Form of Fund Participation Agreement dated April __, 2003
                 between ING Life Insurance and Annuity Company and Columbia
                 Funds (Wanger Funds)

99-B.8.58        Form of Participation Agreement dated as of ________________,
                 2004 between ING Life Insurance and Annuity Company, PIMCO
                 Variable Insurance Trust, PIMCO Advisors and Distributors LLC

99-B.8.77        (Retail) Fund Participation Agreement dated as of ____________,
                 2004 between ING Life Insurance and Annuity Company and
                 Hibernia

99-B.9           Opinion and Consent of Counsel

99-B.10          Consent of Independent Auditors